UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company/ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant's telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	December 1, 2009 to February 28, 2010

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Ultra QQQ®

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 69.9%
	Consumer Discretionary - 10.3%

98,888	Amazon.com, Inc.*	$11,708,339
53,840	Apollo Group, Inc., Class A*	3,223,939
121,510	Bed Bath & Beyond, Inc.*	5,056,031
496,699	Comcast Corp., Class A	8,165,732
239,668	DIRECTV, Class A*	8,112,762
74,012	DISH Network Corp., Class A	1,478,020
97,736	Expedia, Inc.*	2,173,649
64,022	Garmin Ltd.	2,045,503
188,038	Liberty Media Corp. - Interactive, Class A*	2,367,398
142,201	Mattel, Inc.	3,127,000
489,811	News Corp., Class A	6,548,773
47,046	O’Reilly Automotive, Inc.*	1,848,908
15,992	priceline.com, Inc.*	3,626,346
43,523	Ross Stores, Inc.	2,128,710
41,578	Sears Holdings Corp.*	3,977,767
166,901	Staples, Inc.	4,299,370
354,015	Starbucks Corp.*	8,110,484
57,314	Urban Outfitters, Inc.*	1,846,084
115,822	Virgin Media, Inc.	1,876,316
46,169	Wynn Resorts Ltd.	2,934,963
		84,656,094
	Consumer Staples - 0.6%

78,996	Costco Wholesale Corp.	4,816,386

	Health Care - 11.8%

162,274	Amgen, Inc.*	9,186,331
100,882	Biogen Idec, Inc.*	5,549,519
156,756	Celgene Corp.*	9,330,117
25,010	Cephalon, Inc.*	1,717,437
27,974	Cerner Corp.*	2,320,443
50,207	DENTSPLY International, Inc.	1,661,350
84,325	Express Scripts, Inc.*	8,096,043
114,438	Genzyme Corp.*	6,545,854
304,853	Gilead Sciences, Inc.*	14,514,051
31,030	Henry Schein, Inc.*	1,763,435
93,303	Hologic, Inc.*	1,609,477
42,238	Illumina, Inc.*	1,534,084
13,121	Intuitive Surgical, Inc.*	4,554,824
62,085	Life Technologies Corp.*	3,151,435
106,791	Mylan, Inc.*	2,278,920
40,349	Patterson Cos., Inc.*	1,197,558
80,457	QIAGEN N.V.*	1,754,767
254,123	Teva Pharmaceutical Industries Ltd. (ADR)	15,249,921
71,556	Vertex Pharmaceuticals, Inc.*	2,905,889
86,182	Warner Chilcott plc, Class A*	2,345,874
		97,267,329
	Industrials - 2.8%

57,032	C.H. Robinson Worldwide, Inc.	3,041,517
63,089	Cintas Corp.	1,563,976
71,615	Expeditors International of Washington, Inc.	2,611,799
48,779	Fastenal Co.	2,164,324
25,636	First Solar, Inc.*	2,714,852
45,645	Foster Wheeler AG*	1,123,323
43,709	J.B. Hunt Transport Services, Inc.	1,550,795
34,565	Joy Global, Inc.	1,755,902
140,156	PACCAR, Inc.	4,954,515
30,436	Stericycle, Inc.*	1,679,459
		23,160,462
	Information Technology - 43.0%

389,567	Activision Blizzard, Inc.	4,141,097
176,567	Adobe Systems, Inc.*	6,118,047
142,903	Altera Corp.	3,491,120
432,129	Apple, Inc.*	88,422,236
237,257	Applied Materials, Inc.	2,904,026
82,339	Autodesk, Inc.*	2,295,611
122,668	Automatic Data Processing, Inc.	5,104,216
9,288	Baidu, Inc. (ADR)*	4,817,500
73,339	BMC Software, Inc.*	2,701,809
136,984	Broadcom Corp., Class A	4,290,339
172,370	CA, Inc.	3,878,325
70,929	Check Point Software Technologies*	2,312,285
706,947	Cisco Systems, Inc.*	17,200,021
74,777	Citrix Systems, Inc.*	3,216,159
98,799	Cognizant Technology Solutions Corp., Class A*	4,755,196
247,479	Dell, Inc.*	3,274,147
331,700	eBay, Inc.*	7,635,734
112,868	Electronic Arts, Inc.*	1,871,352
66,220	Fiserv, Inc.*	3,193,791
303,122	Flextronics International Ltd.*	2,109,729
54,637	FLIR Systems, Inc.*	1,464,818
50,850	Google, Inc., Class A*	26,787,780
37,460	Infosys Technologies Ltd. (ADR)	2,131,474
665,131	Intel Corp.	13,655,139
137,129	Intuit, Inc.*	4,437,494
71,233	KLA-Tencor Corp.	2,075,017
45,200	Lam Research Corp.*	1,532,732
102,576	Linear Technology Corp.	2,786,990
58,915	Logitech International S.A. (Registered)*	917,896
204,404	Marvell Technology Group Ltd.*	3,949,085
103,327	Maxim Integrated Products, Inc.	1,913,616
52,505	Microchip Technology, Inc.	1,420,785
1,051,153	Microsoft Corp.	30,126,045
120,983	NetApp, Inc.*	3,630,700
187,431	NVIDIA Corp.*	3,036,382
719,024	Oracle Corp.	17,723,942
117,931	Paychex, Inc.	3,530,854
692,954	QUALCOMM, Inc.	25,424,482
195,554	Research In Motion Ltd.*	13,860,868
79,787	SanDisk Corp.*	2,324,195
170,797	Seagate Technology*	3,400,568
291,549	Symantec Corp.*	4,825,136
62,385	VeriSign, Inc.*	1,554,634
126,334	Xilinx, Inc.	3,263,207
231,669	Yahoo!, Inc.*	3,546,852
		353,053,431
	Materials - 0.2%

40,201	Sigma-Aldrich Corp.	1,917,186

	Telecommunication Services - 1.2%

36,120	Millicom International Cellular S.A.	3,060,809
55,560	NII Holdings, Inc.*	2,079,055
200,921	Vodafone Group plc (ADR)	4,374,050
		9,513,914
	Total Common Stocks (Cost $517,066,915)	574,384,802

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a) - 1.5%
$436,731	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $436,735(b)	$436,731
436,731	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $436,735(c)	436,731
157,262	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $157,263(d)	157,262
111,041	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $111,042(e)	111,041
1,310,194	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $1,310,222(f)	1,310,194
1,310,194	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $1,310,225(g)	1,310,194
177,665	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $177,666(h)	177,665
1,532,276	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,532,290(i)	1,532,276
1,746,925	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $1,746,962(j)	1,746,925
873,463	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $873,470(k)	873,463
2,533,041	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $2,533,064(l)	2,533,041
1,528,559	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $1,528,570(m)	1,528,559
308,978	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $308,981(n)	308,978
	Total Repurchase Agreements (Cost $12,463,060)	12,463,060
	Total Investment Securities (Cost $529,529,975) — 71.4%	586,847,862
	Other assets less liabilities — 28.6%	234,537,069
	Net Assets — 100.0%	$821,384,931

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $149,812,216.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $445,466. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $445,466. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $160,408. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $113,262. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $1,336,401. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $1,336,405. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $181,219. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $1,562,924. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $1,781,866. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $890,935. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $2,583,705. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $1,559,132. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $315,159.  The investment in the repurchase agreement was through participation in a pooled account.

ADR	American Depositary Receipt

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,254,118
Aggregate gross unrealized depreciation	(15,294,448)
Net unrealized appreciation	$25,959,670
Federal income tax cost of investments	$560,888,192

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of February 28, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini NASDAQ-100 Futures Contracts	5,635	03/19/10	$204,973,125	$5,697,598

Cash collateral in the amount of $19,327,940 was pledged to cover margin requirements for open futures contracts as of February 28, 2010.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra QQQ® had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	$46,075,394	$(128,424)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	51,525,732	(84,664)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	46,480,550	2,457,954

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	718,123,526	212,736,312

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	1,311,576	6,122

		$214,987,300

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$574,384,802	$—	$574,384,802
Repurchase Agreements	—	12,463,060	12,463,060
Total Investment Securities	574,384,802	12,463,060	586,847,862
Other Financial Instruments*:
Futures Contracts	5,697,598	—	5,697,598
Swap Agreements	—	214,987,300	214,987,300
Total Other Financial Instruments	5,697,598	214,987,300	220,684,898
Total Investments	$580,082,400	$227,450,360	$807,532,760

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Dow30SM

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 63.8%
	Consumer Discretionary - 5.9%

179,942	Home Depot, Inc.	$5,614,190
179,942	McDonald’s Corp.	11,489,297
179,942	Walt Disney Co. (The)	5,621,388
		22,724,875
	Consumer Staples - 9.3%

179,942	Coca-Cola Co. (The)	9,486,542
179,942	Kraft Foods, Inc., Class A	5,115,751
179,942	Procter & Gamble Co. (The)	11,386,730
179,942	Wal-Mart Stores, Inc.	9,729,464
		35,718,487
	Energy - 6.4%

179,942	Chevron Corp.	13,009,807
179,942	Exxon Mobil Corp.	11,696,230
		24,706,037
	Financials - 7.0%

179,942	American Express Co.	6,871,985
179,942	Bank of America Corp.	2,997,833
179,942	JPMorgan Chase & Co.	7,552,166
179,942	Travelers Cos., Inc. (The)	9,463,150
		26,885,134
	Health Care - 5.5%

179,942	Johnson & Johnson	11,336,346
179,942	Merck & Co., Inc.	6,636,261
179,942	Pfizer, Inc.	3,157,982
		21,130,589
	Industrials - 13.3%

179,942	3M Co.	14,422,351
179,942	Boeing Co. (The)	11,365,137
179,942	Caterpillar, Inc.	10,265,691
179,942	General Electric Co.	2,889,869
179,942	United Technologies Corp.	12,353,018
		51,296,066
	Information Technology - 11.7%

179,942	Cisco Systems, Inc.*	4,377,989
179,942	Hewlett-Packard Co.	9,139,254
179,942	Intel Corp.	3,694,209
179,942	International Business Machines Corp.	22,881,425
179,942	Microsoft Corp.	5,157,138
		45,250,015
	Materials - 2.2%

179,942	Alcoa, Inc.	2,393,229
179,942	E.I. du Pont de Nemours & Co.	6,067,644
		8,460,873
	Telecommunication Services - 2.5%

179,942	AT&T, Inc.	4,464,361
179,942	Verizon Communications, Inc.	5,205,722
		9,670,083
	Total Common Stocks (Cost $216,892,288)	245,842,159

Principal Amount
	Repurchase Agreements (a) - 4.7%
$652,306	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $652,311(b)	652,306
652,306	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $652,312(c)	652,306
182,123	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $182,125(d)	182,123
128,594	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $128,595(e)	128,594
1,956,918	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $1,956,960(f)	1,956,918
1,956,918	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $1,956,964(g)	1,956,918
205,751	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $205,753(h)	205,751
2,214,107	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $2,214,127(i)	2,214,107
2,609,224	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $2,609,280(j)	2,609,224
1,304,612	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,304,623(k)	1,304,612
3,783,375	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $3,783,410(l)	3,783,375
2,283,071	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $2,283,088(m)	2,283,071
414,144	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $414,147(n)	414,144
	Total Repurchase Agreements (Cost $18,343,449)	18,343,449
	Total Investment Securities (Cost $235,235,737) — 68.5%	264,185,608
	Other assets less liabilities — 31.5%	121,226,279
	Net Assets — 100.0%	$385,411,887

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $70,352,141.

See accompanying notes to schedules of portfolio investments.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $665,352. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $665,352. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $185,767. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $131,167. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $1,996,060. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $1,996,068. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $209,867. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $2,258,393. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $2,661,413. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $1,330,709. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $3,859,047. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $2,328,735. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $422,428.  The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,702,216
Aggregate gross unrealized depreciation	(4,163,660)
Net unrealized appreciation	$11,538,556
Federal income tax cost of investments	$252,647,052

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of February 28, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini Dow Jones Futures Contracts	1,673	03/19/10	$86,251,515	$1,115,253

Cash collateral in the amount of $10,636,564 was pledged to cover margin requirements for open futures contracts as of February 28, 2010.

Swap Agreements

Ultra Dow30SM had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on Dow Jones Industrial AverageSM Index	$2,371,895	$(74,288)

Equity Index Swap Agreement with Deutsche Bank AG, based on Dow Jones Industrial AverageSM Index	762,437	(4,233)

Equity Index Swap Agreement with Goldman Sachs International, based on Dow Jones Industrial AverageSM Index	2,324,603	175,783

Equity Index Swap Agreement with Societe Generale, based on Dow Jones Industrial AverageSM Index	431,720,796	110,068,293

Equity Index Swap Agreement with UBS AG, based on Dow Jones Industrial AverageSM Index	1,562,807	10,713

		$110,176,268

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$245,842,159	$—	$245,842,159
Repurchase Agreements	—	18,343,449	18,343,449
Total Investment Securities	245,842,159	18,343,449	264,185,608
Other Financial Instruments*:
Futures Contracts	1,115,253	—	1,115,253
Swap Agreements	—	110,176,268	110,176,268
Total Other Financial Instruments	1,115,253	110,176,268	111,291,521
Total Investments	$246,957,412	$128,519,717	$375,477,129

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra S&P500®

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 76.1%
	Consumer Discretionary - 7.5%

9,877	Abercrombie & Fitch Co., Class A	$359,720
37,436	Amazon.com, Inc.*	4,432,422
14,432	Apollo Group, Inc., Class A*	864,188
10,384	AutoNation, Inc.*	184,316
3,364	AutoZone, Inc.*	558,189
29,496	Bed Bath & Beyond, Inc.*	1,227,329
38,346	Best Buy Co., Inc.	1,399,629
9,280	Big Lots, Inc.*	310,880
6,763	Black & Decker Corp.	490,115
49,060	Carnival Corp.	1,764,198
76,027	CBS Corp., Class B	987,591
35,810	Coach, Inc.	1,304,916
320,511	Comcast Corp., Class A	5,269,201
31,032	D.R. Horton, Inc.	383,556
15,671	Darden Restaurants, Inc.	635,459
6,934	DeVry, Inc.	437,882
107,430	DIRECTV, Class A*	3,636,506
31,788	Discovery Communications, Inc., Class A*	990,196
30,110	Eastman Kodak Co.*	178,853
23,663	Expedia, Inc.*	526,265
15,586	Family Dollar Stores, Inc.	514,182
371,298	Ford Motor Co.*	4,359,039
16,876	Fortune Brands, Inc.	739,675
18,486	GameStop Corp., Class A*	317,959
26,522	Gannett Co., Inc.	401,808
53,452	Gap, Inc. (The)	1,149,218
17,915	Genuine Parts Co.	723,049
27,184	Goodyear Tire & Rubber Co. (The)*	353,120
37,646	H&R Block, Inc.	650,523
26,325	Harley-Davidson, Inc.	647,858
7,784	Harman International Industries, Inc.*	335,802
13,989	Hasbro, Inc.	500,526
190,908	Home Depot, Inc.	5,956,330
33,346	International Game Technology	585,222
54,575	Interpublic Group of Cos., Inc.*	409,312
26,480	J.C. Penney Co., Inc.	730,318
75,345	Johnson Controls, Inc.	2,343,230
34,422	Kohl’s Corp.*	1,852,592
17,078	Leggett & Platt, Inc.	323,628
18,110	Lennar Corp., Class A	297,185
30,031	Limited Brands, Inc.	663,985
165,270	Lowe’s Cos., Inc.	3,918,552
47,271	Macy’s, Inc.	905,240
28,476	Marriott International, Inc., Class A	771,984
40,588	Mattel, Inc.	892,530
121,161	McDonald’s Corp.	7,736,130
35,357	McGraw-Hill Cos., Inc. (The)	1,209,209
4,123	Meredith Corp.	126,659
12,980	New York Times Co. (The), Class A*	142,001
31,175	Newell Rubbermaid, Inc.	428,656
252,979	News Corp., Class A	3,382,329
43,746	NIKE, Inc., Class B	2,957,230
18,557	Nordstrom, Inc.	685,496
30,842	Office Depot, Inc.*	222,679
34,946	Omnicom Group, Inc.	1,279,723
15,402	O’Reilly Automotive, Inc.*	605,299
6,453	Polo Ralph Lauren Corp.	515,788
4,939	priceline.com, Inc.*	1,119,968
35,449	Pulte Homes, Inc.*	383,913
14,060	RadioShack Corp.	275,014
14,049	Ross Stores, Inc.	687,137
10,045	Scripps Networks Interactive, Inc., Class A	397,581
5,447	Sears Holdings Corp.*	521,114
10,689	Sherwin-Williams Co. (The)	677,469
81,275	Staples, Inc.	2,093,644
83,412	Starbucks Corp.*	1,910,969
20,996	Starwood Hotels & Resorts Worldwide, Inc.	812,545
84,466	Target Corp.	4,351,688
13,975	Tiffany & Co.	620,350
39,564	Time Warner Cable, Inc.	1,847,243
131,086	Time Warner, Inc.	3,806,737
47,121	TJX Cos., Inc.	1,961,647
14,548	Urban Outfitters, Inc.*	468,591
9,970	VF Corp.	771,479
68,150	Viacom, Inc., Class B*	2,020,647
215,957	Walt Disney Co. (The)	6,746,497
694	Washington Post Co. (The), Class B	291,695
8,340	Whirlpool Corp.	701,894
20,050	Wyndham Worldwide Corp.	460,950
7,737	Wynn Resorts Ltd.	491,841
52,515	Yum! Brands, Inc.	1,770,806
		110,766,896
	Consumer Staples - 8.8%

232,654	Altria Group, Inc.	4,680,998
72,119	Archer-Daniels-Midland Co.	2,117,414
47,947	Avon Products, Inc.	1,459,507
12,337	Brown-Forman Corp., Class B	645,965
21,321	Campbell Soup Co.	710,629
15,693	Clorox Co.	962,138
260,161	Coca-Cola Co. (The)	13,715,688
35,681	Coca-Cola Enterprises, Inc.	911,650
55,820	Colgate-Palmolive Co.	4,629,711
49,733	ConAgra Foods, Inc.	1,216,469
22,394	Constellation Brands, Inc., Class A*	336,806
48,955	Costco Wholesale Corp.	2,984,786
158,372	CVS Caremark Corp.	5,345,055
20,266	Dean Foods Co.*	295,681
28,525	Dr. Pepper Snapple Group, Inc.	905,669
13,257	Estee Lauder Cos., Inc. (The), Class A	797,143
36,671	General Mills, Inc.	2,640,679
35,442	H. J. Heinz Co.	1,626,788
18,670	Hershey Co. (The)	742,319
7,834	Hormel Foods Corp.	322,056
13,361	J.M. Smucker Co. (The)	797,384
28,542	Kellogg Co.	1,488,465
46,633	Kimberly-Clark Corp.	2,832,488
194,730	Kraft Foods, Inc., Class A	5,536,174
73,073	Kroger Co. (The)	1,614,913
18,040	Lorillard, Inc.	1,317,642
14,701	McCormick & Co., Inc. (Non-Voting)	545,554
22,959	Mead Johnson Nutrition Co.	1,085,961
17,654	Molson Coors Brewing Co., Class B	712,869
16,171	Pepsi Bottling Group, Inc.	618,217
176,940	PepsiCo, Inc.	11,053,442
213,850	Philip Morris International, Inc.	10,474,373
328,039	Procter & Gamble Co. (The)	20,758,308
18,973	Reynolds American, Inc.	1,001,774
45,629	Safeway, Inc.	1,137,075

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
78,294	Sara Lee Corp.	$1,061,667
23,803	SUPERVALU, Inc.	363,472
66,445	Sysco Corp.	1,920,260
34,259	Tyson Foods, Inc., Class A	583,773
111,020	Walgreen Co.	3,912,345
239,561	Wal-Mart Stores, Inc.	12,953,063
19,128	Whole Foods Market, Inc.*	678,853
		129,495,223
	Energy - 8.5%

55,186	Anadarko Petroleum Corp.	3,870,194
37,745	Apache Corp.	3,911,892
34,790	Baker Hughes, Inc.	1,667,137
32,953	BJ Services Co.	720,023
11,641	Cabot Oil & Gas Corp.	467,270
27,443	Cameron International Corp.*	1,128,731
72,725	Chesapeake Energy Corp.	1,932,303
225,254	Chevron Corp.	16,285,864
166,582	ConocoPhillips	7,995,936
20,305	CONSOL Energy, Inc.	1,022,560
28,046	Denbury Resources, Inc.*	394,888
49,859	Devon Energy Corp.	3,433,291
7,801	Diamond Offshore Drilling, Inc.	681,183
78,731	El Paso Corp.	824,314
28,337	EOG Resources, Inc.	2,665,095
533,001	Exxon Mobil Corp.	34,645,065
13,713	FMC Technologies, Inc.*	770,259
101,267	Halliburton Co.	3,053,200
11,837	Helmerich & Payne, Inc.	479,635
32,686	Hess Corp.	1,921,937
79,477	Marathon Oil Corp.	2,300,859
9,607	Massey Energy Co.	413,773
21,437	Murphy Oil Corp.	1,112,580
31,808	Nabors Industries Ltd.*	701,048
46,973	National Oilwell Varco, Inc.	2,041,916
19,478	Noble Energy, Inc.	1,414,882
91,128	Occidental Petroleum Corp.	7,276,571
30,070	Peabody Energy Corp.	1,382,318
12,944	Pioneer Natural Resources Co.	603,838
17,706	Range Resources Corp.	896,101
12,773	Rowan Cos., Inc.*	332,353
134,815	Schlumberger Ltd.	8,237,197
27,778	Smith International, Inc.	1,138,620
38,766	Southwestern Energy Co.*	1,649,493
72,615	Spectra Energy Corp.	1,583,007
13,127	Sunoco, Inc.	346,159
15,739	Tesoro Corp.	187,609
63,360	Valero Energy Corp.	1,110,067
65,472	Williams Cos., Inc. (The)	1,410,267
65,160	XTO Energy, Inc.	2,977,812
		124,987,247
	Financials - 12.2%

52,529	Aflac, Inc.	2,597,559
60,232	Allstate Corp. (The)	1,882,250
133,511	American Express Co.	5,098,785
15,114	American International Group, Inc.*	374,374
28,632	Ameriprise Financial, Inc.	1,146,139
30,751	AON Corp.	1,258,946
13,138	Apartment Investment & Management Co., Class A (REIT)	219,273
13,114	Assurant, Inc.	400,239
9,143	AvalonBay Communities, Inc. (REIT)	744,423
1,115,642	Bank of America Corp.	18,586,596
135,206	Bank of New York Mellon Corp. (The)	3,856,075
77,199	BB&T Corp.	2,202,487
185,712	Berkshire Hathaway, Inc., Class B*	14,881,103
15,577	Boston Properties, Inc. (REIT)	1,058,146
50,519	Capital One Financial Corp.	1,907,092
30,287	CB Richard Ellis Group, Inc., Class A*	399,788
106,990	Charles Schwab Corp. (The)	1,958,987
38,347	Chubb Corp.	1,934,990
18,268	Cincinnati Financial Corp.	491,409
2,189,342	Citigroup, Inc.*	7,443,763
7,467	CME Group, Inc.	2,252,719
16,966	Comerica, Inc.	612,133
60,942	Discover Financial Services	831,858
173,846	E*Trade Financial Corp.*	279,892
31,006	Equity Residential (REIT)	1,118,696
9,891	Federated Investors, Inc., Class B	247,374
89,296	Fifth Third Bancorp	1,090,304
24,912	First Horizon National Corp.*	318,874
16,732	Franklin Resources, Inc.	1,701,979
54,855	Genworth Financial, Inc., Class A*	874,389
57,714	Goldman Sachs Group, Inc. (The)	9,023,584
43,006	Hartford Financial Services Group, Inc.	1,048,056
32,912	HCP, Inc. (REIT)	947,207
13,810	Health Care REIT, Inc. (REIT)	584,992
70,858	Host Hotels & Resorts, Inc. (REIT)*	829,747
53,080	Hudson City Bancorp, Inc.	717,642
80,286	Huntington Bancshares, Inc./OH	386,176
8,223	IntercontinentalExchange, Inc.*	882,246
48,145	Invesco Ltd.	943,642
20,432	Janus Capital Group, Inc.	255,400
442,433	JPMorgan Chase & Co.	18,568,913
98,636	KeyCorp	705,247
45,101	Kimco Realty Corp. (REIT)	626,453
18,241	Legg Mason, Inc.	471,530
21,289	Leucadia National Corp.*	505,401
33,912	Lincoln National Corp.	853,904
40,521	Loews Corp.	1,477,396
9,285	M&T Bank Corp.	718,938
59,230	Marsh & McLennan Cos., Inc.	1,375,321
58,906	Marshall & Ilsley Corp.	417,054
91,928	MetLife, Inc.	3,345,260
22,035	Moody’s Corp.	586,572
152,629	Morgan Stanley	4,301,085
16,587	NASDAQ OMX Group, Inc. (The)*	309,016
27,118	Northern Trust Corp.	1,445,118
29,188	NYSE Euronext	769,979
42,034	People’s United Financial, Inc.	662,876
18,281	Plum Creek Timber Co., Inc. (REIT)	653,180
58,050	PNC Financial Services Group, Inc.	3,120,768
35,812	Principal Financial Group, Inc.	831,197
75,698	Progressive Corp. (The)	1,298,221
53,129	ProLogis (REIT)	684,833
52,099	Prudential Financial, Inc.	2,730,509
15,232	Public Storage (REIT)	1,251,918
133,389	Regions Financial Corp.	900,376

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
32,005	Simon Property Group, Inc. (REIT)	$2,505,671
53,288	SLM Corp.*	595,760
55,539	State Street Corp.	2,494,256
56,045	SunTrust Banks, Inc.	1,334,431
28,910	T. Rowe Price Group, Inc.	1,465,448
9,299	Torchmark Corp.	432,404
61,341	Travelers Cos., Inc. (The)	3,225,923
214,712	U.S. Bancorp	5,284,062
37,248	Unum Group	775,131
17,586	Ventas, Inc. (REIT)	777,125
17,608	Vornado Realty Trust (REIT)	1,157,198
573,844	Wells Fargo & Co.	15,688,895
38,411	XL Capital Ltd., Class A	701,769
15,519	Zions Bancorp.	287,722
		178,726,194
	Health Care - 9.6%

173,659	Abbott Laboratories	9,426,211
48,669	Aetna, Inc.	1,459,583
34,526	Allergan, Inc.	2,017,354
32,341	AmerisourceBergen Corp.	906,842
113,634	Amgen, Inc.*	6,432,821
67,683	Baxter International, Inc.	3,853,193
26,624	Becton, Dickinson and Co.	2,073,211
30,272	Biogen Idec, Inc.*	1,665,263
169,580	Boston Scientific Corp.*	1,312,549
192,177	Bristol-Myers Squibb Co.	4,710,258
10,842	C.R. Bard, Inc.	908,343
40,719	Cardinal Health, Inc.	1,383,224
19,886	CareFusion Corp.*	501,923
51,603	Celgene Corp.*	3,071,411
8,384	Cephalon, Inc.*	575,729
30,704	CIGNA Corp.	1,051,919
16,614	Coventry Health Care, Inc.*	385,113
11,474	DaVita, Inc.*	706,913
17,070	DENTSPLY International, Inc.	564,846
113,528	Eli Lilly & Co.	3,898,552
30,842	Express Scripts, Inc.*	2,961,140
33,885	Forest Laboratories, Inc.*	1,012,484
29,797	Genzyme Corp.*	1,704,388
101,037	Gilead Sciences, Inc.*	4,810,372
18,206	Hospira, Inc.*	952,720
19,069	Humana, Inc.*	902,536
4,286	Intuitive Surgical, Inc.*	1,487,842
309,779	Johnson & Johnson	19,516,077
27,874	King Pharmaceuticals, Inc.*	313,582
11,924	Laboratory Corp. of America Holdings*	874,148
20,017	Life Technologies Corp.*	1,016,063
30,087	McKesson Corp.	1,779,646
53,528	Medco Health Solutions, Inc.*	3,385,111
124,269	Medtronic, Inc.	5,393,275
342,939	Merck & Co., Inc.	12,647,590
6,242	Millipore Corp.*	589,307
34,305	Mylan, Inc.*	732,069
10,453	Patterson Cos., Inc.*	310,245
13,110	PerkinElmer, Inc.	291,173
906,003	Pfizer, Inc.	15,900,353
17,438	Quest Diagnostics, Inc.	989,606
37,525	St. Jude Medical, Inc.*	1,434,205
31,705	Stryker Corp.	1,683,535
48,613	Tenet Healthcare Corp.*	256,191
45,840	Thermo Fisher Scientific, Inc.*	2,235,617
130,465	UnitedHealth Group, Inc.	4,417,545
13,975	Varian Medical Systems, Inc.*	684,356
10,630	Waters Corp.*	634,186
11,917	Watson Pharmaceuticals, Inc.*	474,177
51,459	WellPoint, Inc.*	3,183,768
23,915	Zimmer Holdings, Inc.*	1,371,047
		140,849,612
	Industrials - 7.8%

79,490	3M Co.	6,371,124
12,658	Avery Dennison Corp.	399,993
81,576	Boeing Co. (The)	5,152,340
18,829	C.H. Robinson Worldwide, Inc.	1,004,151
69,919	Caterpillar, Inc.	3,988,879
14,762	Cintas Corp.	365,950
44,076	CSX Corp.	2,091,847
22,657	Cummins, Inc.	1,286,464
29,211	Danaher Corp.	2,160,738
47,484	Deere & Co.	2,720,833
20,900	Dover Corp.	945,934
5,833	Dun & Bradstreet Corp.	409,243
18,615	Eaton Corp.	1,268,054
84,447	Emerson Electric Co.	3,997,721
14,198	Equifax, Inc.	458,028
23,808	Expeditors International of Washington, Inc.	868,278
14,825	Fastenal Co.	657,785
35,083	FedEx Corp.	2,973,635
5,444	First Solar, Inc.*	576,520
6,269	Flowserve Corp.	627,464
20,093	Fluor Corp.	859,980
43,318	General Dynamics Corp.	3,142,721
1,195,441	General Electric Co.	19,198,782
13,964	Goodrich Corp.	916,457
85,671	Honeywell International, Inc.	3,440,547
43,306	Illinois Tool Works, Inc.	1,971,289
20,322	Iron Mountain, Inc.*	525,933
20,510	ITT Corp.	1,050,727
13,962	Jacobs Engineering Group, Inc.*	541,726
13,048	L-3 Communications Holdings, Inc.	1,192,848
35,908	Lockheed Martin Corp.	2,792,206
40,315	Masco Corp.	539,012
14,109	Monster Worldwide, Inc.*	196,821
41,307	Norfolk Southern Corp.	2,124,419
35,225	Northrop Grumman Corp.	2,157,884
40,812	PACCAR, Inc.	1,442,704
13,125	Pall Corp.	518,044
18,037	Parker Hannifin Corp.	1,087,811
23,253	Pitney Bowes, Inc.	532,494
15,798	Precision Castparts Corp.	1,781,225
23,563	Quanta Services, Inc.*	447,697
23,051	R.R. Donnelley & Sons Co.	458,484
43,021	Raytheon Co.	2,419,501
36,274	Republic Services, Inc.	1,020,750
16,948	Robert Half International, Inc.	472,849
15,974	Rockwell Automation, Inc.	864,034
17,649	Rockwell Collins, Inc.	993,286
10,221	Roper Industries, Inc.	566,652
6,292	Ryder System, Inc.	222,045
6,485	Snap-On, Inc.	273,797
83,302	Southwest Airlines Co.	1,047,939
9,027	Stanley Works (The)	516,796
9,455	Stericycle, Inc.*	521,727
30,437	Textron, Inc.	606,305
56,647	Union Pacific Corp.	3,816,308
111,468	United Parcel Service, Inc., Class B	6,547,630
105,257	United Technologies Corp.	7,225,893
7,091	W.W. Grainger, Inc.	720,800

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
54,972	Waste Management, Inc.	$1,815,175
		114,896,279
	Information Technology - 14.3%

58,808	Adobe Systems, Inc.*	2,037,697
63,220	Advanced Micro Devices, Inc.*	500,070
38,745	Agilent Technologies, Inc.*	1,218,918
19,226	Akamai Technologies, Inc.*	505,644
33,159	Altera Corp.	810,074
19,251	Amphenol Corp., Class A	801,804
32,765	Analog Devices, Inc.	958,049
101,123	Apple, Inc.*	20,691,788
149,739	Applied Materials, Inc.	1,832,805
25,792	Autodesk, Inc.*	719,081
56,656	Automatic Data Processing, Inc.	2,357,456
20,590	BMC Software, Inc.*	758,536
48,360	Broadcom Corp., Class A	1,514,635
44,520	CA, Inc.	1,001,700
645,868	Cisco Systems, Inc.*	15,713,969
20,542	Citrix Systems, Inc.*	883,511
33,093	Cognizant Technology Solutions Corp., Class A*	1,592,766
17,114	Computer Sciences Corp.*	886,334
25,878	Compuware Corp.*	193,826
174,706	Corning, Inc.	3,080,067
193,317	Dell, Inc.*	2,557,584
126,291	eBay, Inc.*	2,907,219
36,544	Electronic Arts, Inc.*	605,900
229,016	EMC Corp.*	4,005,490
36,800	Fidelity National Information Services, Inc.	829,472
17,275	Fiserv, Inc.*	833,173
17,041	FLIR Systems, Inc.*	456,869
27,075	Google, Inc., Class A*	14,263,110
14,791	Harris Corp.	668,849
266,214	Hewlett-Packard Co.	13,521,009
619,976	Intel Corp.	12,728,107
147,484	International Business Machines Corp.	18,754,065
35,561	Intuit, Inc.*	1,150,754
21,402	Jabil Circuit, Inc.	324,668
24,994	JDS Uniphase Corp.*	268,186
58,991	Juniper Networks, Inc.*	1,650,568
19,190	KLA-Tencor Corp.	559,005
8,770	Lexmark International, Inc., Class A*	295,637
25,052	Linear Technology Corp.	680,663
73,333	LSI Corp.*	395,265
10,782	Mastercard, Inc., Class A	2,419,157
17,706	McAfee, Inc.*	702,751
25,103	MEMC Electronic Materials, Inc.*	303,997
20,613	Microchip Technology, Inc.	557,788
95,414	Micron Technology, Inc.*	864,451
867,296	Microsoft Corp.	24,856,703
15,218	Molex, Inc.	311,208
259,463	Motorola, Inc.*	1,753,970
26,565	National Semiconductor Corp.	384,661
38,050	NetApp, Inc.*	1,141,881
38,938	Novell, Inc.*	182,619
10,895	Novellus Systems, Inc.*	240,997
62,302	NVIDIA Corp.*	1,009,292
439,026	Oracle Corp.	10,821,991
36,111	Paychex, Inc.	1,081,163
12,871	QLogic Corp.*	234,252
187,533	QUALCOMM, Inc.	6,880,586
21,084	Red Hat, Inc.*	591,406
34,374	SAIC, Inc.*	677,168
12,341	Salesforce.com, Inc.*	838,571
25,619	SanDisk Corp.*	746,282
91,001	Symantec Corp.*	1,506,067
43,362	Tellabs, Inc.	299,631
19,226	Teradata Corp.*	586,201
19,630	Teradyne, Inc.*	196,104
140,664	Texas Instruments, Inc.	3,429,388
22,137	Total System Services, Inc.	315,231
21,600	VeriSign, Inc.*	538,272
50,290	Visa, Inc., Class A	4,288,731
25,303	Western Digital Corp.*	977,455
77,706	Western Union Co. (The)	1,226,201
151,691	Xerox Corp.	1,421,345
31,088	Xilinx, Inc.	803,003
133,709	Yahoo!, Inc.*	2,047,085
		209,749,931
	Materials - 2.6%

23,769	Air Products & Chemicals, Inc.	1,630,078
9,221	Airgas, Inc.	591,435
12,279	AK Steel Holding Corp.	264,367
109,397	Alcoa, Inc.	1,454,980
11,009	Allegheny Technologies, Inc.	480,653
10,562	Ball Corp.	570,770
12,144	Bemis Co., Inc.	355,455
5,450	CF Industries Holdings, Inc.	579,008
14,706	Cliffs Natural Resources, Inc.	829,418
128,410	Dow Chemical Co. (The)	3,635,287
101,465	E.I. du Pont de Nemours & Co.	3,421,400
8,159	Eastman Chemical Co.	485,868
26,674	Ecolab, Inc.	1,124,042
8,122	FMC Corp.	464,335
48,262	Freeport-McMoRan Copper & Gold, Inc.	3,627,372
8,878	International Flavors & Fragrances, Inc.	373,853
48,622	International Paper Co.	1,126,572
19,219	MeadWestvaco Corp.	440,884
61,199	Monsanto Co.	4,323,709
55,032	Newmont Mining Corp.	2,711,977
35,347	Nucor Corp.	1,463,366
18,917	Owens-Illinois, Inc.*	560,700
14,860	Pactiv Corp.*	367,934
18,751	PPG Industries, Inc.	1,153,936
34,446	Praxair, Inc.	2,588,272
17,847	Sealed Air Corp.	364,614
13,667	Sigma-Aldrich Corp.	651,779
9,499	Titanium Metals Corp.*	111,993
16,091	United States Steel Corp.	851,858
14,075	Vulcan Materials Co.	610,996
23,729	Weyerhaeuser Co.	958,652
		38,175,563
	Telecommunication Services - 2.1%

45,070	American Tower Corp., Class A*	1,922,686
662,531	AT&T, Inc.	16,437,394
33,407	CenturyTel, Inc.	1,144,858
35,070	Frontier Communications Corp.	273,196
29,277	MetroPCS Communications, Inc.*	180,639
166,711	Qwest Communications International, Inc.	760,202
333,337	Sprint Nextel Corp.*	1,110,012
318,935	Verizon Communications, Inc.	9,226,790

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
49,033	Windstream Corp.	$496,704
		31,552,481
	Utilities - 2.7%

74,953	AES Corp. (The)*	876,201
19,038	Allegheny Energy, Inc.	431,211
26,601	Ameren Corp.	657,311
53,631	American Electric Power Co., Inc.	1,803,074
43,825	CenterPoint Energy, Inc.	586,379
25,779	CMS Energy Corp.	393,645
31,509	Consolidated Edison, Inc.	1,347,010
22,555	Constellation Energy Group, Inc.	791,004
67,056	Dominion Resources, Inc.	2,547,458
18,515	DTE Energy Co.	803,921
146,478	Duke Energy Corp.	2,394,915
36,583	Edison International	1,193,703
21,208	Entergy Corp.	1,611,172
14,700	EQT Corp.	643,272
74,029	Exelon Corp.	3,205,456
34,228	FirstEnergy Corp.	1,322,912
46,409	FPL Group, Inc.	2,151,985
8,577	Integrys Energy Group, Inc.	378,074
5,077	Nicor, Inc.	211,457
30,961	NiSource, Inc.	465,034
19,697	Northeast Utilities	504,243
28,785	NRG Energy, Inc.*	628,664
24,877	Pepco Holdings, Inc.	418,431
41,650	PG&E Corp.	1,745,968
11,368	Pinnacle West Capital Corp.	413,909
42,333	PPL Corp.	1,205,644
31,396	Progress Energy, Inc.	1,202,153
56,811	Public Service Enterprise Group, Inc.	1,688,423
19,580	Questar Corp.	822,164
12,446	SCANA Corp.	448,678
27,667	Sempra Energy	1,360,386
89,840	Southern Co.	2,854,217
23,996	TECO Energy, Inc.	367,859
13,127	Wisconsin Energy Corp.	635,741
51,272	Xcel Energy, Inc.	1,066,970
		39,178,644
	Total Common Stocks (Cost $969,787,917)	1,118,378,070

Principal Amount
	Repurchase Agreements (a) - 27.2%
$14,939,191	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $14,939,315(b)	14,939,191
14,939,191	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $14,939,328(c)	14,939,191
398,729	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $398,732(d)	398,729
281,537	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $281,540(e)	281,537
44,817,573	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $44,818,532(f)	44,817,573
44,817,573	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $44,818,619(g)	44,817,573
450,459	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $450,463(h)	450,459
45,380,647	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $45,381,063(i)	45,380,647
59,756,764	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $59,758,042(j)	59,756,764
29,878,382	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $29,878,631(k)	29,878,382
86,647,307	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $86,648,101(l)	86,647,307
52,287,168	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $52,287,560(m)	52,287,168
6,099,769	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $6,099,820(n)	6,099,769
	Total Repurchase Agreements (Cost $400,694,290)	400,694,290
	Total Investment Securities (Cost $1,370,482,207) — 103.3%	1,519,072,360
	Liabilities in excess of other assets — (3.3%)	(48,515,122)
	Net Assets — 100.0%	$1,470,557,238

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $310,819,186.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $15,237,978. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $15,237,975. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $406,706. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $287,169. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $45,714,016. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $45,714,181. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $459,469. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $46,288,340. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $60,951,998. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $30,476,048. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $88,380,352. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $53,332,978. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $6,221,787.  The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,199,367
Aggregate gross unrealized depreciation	(19,526,298)
Net unrealized appreciation	$47,673,069
Federal income tax cost of investments	$1,471,399,291

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of February 28, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P 500 Futures Contracts	4,099	03/19/10	$226,008,613	$3,223,309

Cash collateral in the amount of $20,464,205 was pledged to cover margin requirements for open futures contracts as of February 28, 2010.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	$71,388,255	$(14,680)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	47,985,464	(180,778)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	1,395,329	62,388

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	1,425,745,728	(6,772,405)

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	50,669,645	(191,591)

		$(7,097,066)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$1,118,378,070	$—	$1,118,378,070
Repurchase Agreements	—	400,694,290	400,694,290
Total Investment Securities	1,118,378,070	400,694,290	1,519,072,360
Other Financial Instruments*:
Futures Contracts	3,223,309	—	3,223,309
Swap Agreements	—	(7,097,066)	(7,097,066)
Total Other Financial Instruments	3,223,309	(7,097,066)	(3,873,757)
Total Investments	$1,121,601,379	$393,597,224	$1,515,198,603

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Russell3000

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 82.3%
	Consumer Discretionary - 8.9%

11	1-800-Flowers.com, Inc., Class A*	$22
19	99 Cents Only Stores*	314
19	Aaron’s, Inc.	564
35	Abercrombie & Fitch Co., Class A	1,275
38	Advance Auto Parts, Inc.	1,550
27	Aeropostale, Inc.*	955
10	AFC Enterprises, Inc.*	81
133	Amazon.com, Inc.*	15,747
8	Ambassadors Group, Inc.	90
13	American Apparel, Inc.*	37
23	American Axle & Manufacturing Holdings, Inc.*	226
69	American Eagle Outfitters, Inc.	1,164
16	American Greetings Corp., Class A	305
7	American Public Education, Inc.*	303
4	America’s Car-Mart, Inc.*	106
9	Amerigon, Inc.*	88
10	Ameristar Casinos, Inc.	151
24	AnnTaylor Stores Corp.*	413
54	Apollo Group, Inc., Class A*	3,234
11	Arbitron, Inc.	236
30	ArvinMeritor, Inc.*	350
13	Asbury Automotive Group, Inc.*	151
6	Ascent Media Corp., Class A*	156
7	Audiovox Corp., Class A*	51
34	Autoliv, Inc.*	1,517
29	AutoNation, Inc.*	515
12	AutoZone, Inc.*	1,991
22	Bally Technologies, Inc.*	911
15	Barnes & Noble, Inc.	301
25	Beazer Homes USA, Inc.*	104
10	bebe stores, inc.	84
105	Bed Bath & Beyond, Inc.*	4,369
36	Belo Corp., Class A	242
5	Benihana, Inc., Class A*	23
136	Best Buy Co., Inc.	4,964
9	Big 5 Sporting Goods Corp.	138
33	Big Lots, Inc.*	1,105
8	BJ’s Restaurants, Inc.*	171
24	Black & Decker Corp.	1,739
5	Blue Nile, Inc.*	256
6	Bluegreen Corp.*	16
2	Blyth, Inc.	58
12	Bob Evans Farms, Inc.	342
3	Books-A-Million, Inc.	19
20	Borders Group, Inc.*	28
47	BorgWarner, Inc.*	1,761
22	Boyd Gaming Corp.*	168
6	Bridgepoint Education, Inc.*	101
41	Brinker International, Inc.	743
18	Brink’s Home Security Holdings, Inc.*	753
4	Brookfield Homes Corp.*	30
17	Brown Shoe Co., Inc.	235
36	Brunswick Corp.	415
10	Buckle, Inc. (The)	293
7	Buffalo Wild Wings, Inc.*	308
7	Build-A-Bear Workshop, Inc.*	42
43	Burger King Holdings, Inc.	769
16	Cabela’s, Inc.*	247
95	Cablevision Systems Corp., Class A	2,288
8	California Pizza Kitchen, Inc.*	124
26	Callaway Golf Co.	206
6	Capella Education Co.*	498
28	Career Education Corp.*	779
3	Caribou Coffee Co., Inc.*	21
89	CarMax, Inc.*	1,797
4	Carmike Cinemas, Inc.*	36
177	Carnival Corp.	6,365
5	Carrols Restaurant Group, Inc.*	32
23	Carter’s, Inc.*	659
11	Cato Corp. (The), Class A	216
3	Cavco Industries, Inc.*	105
245	CBS Corp., Class B	3,183
9	CEC Entertainment, Inc.*	315
14	Central European Media Enterprises Ltd., Class A*	378
47	Charming Shoppes, Inc.*	280
24	Cheesecake Factory, Inc. (The)*	568
3	Cherokee, Inc.	51
72	Chico’s FAS, Inc.*	976
9	Children’s Place Retail Stores, Inc. (The)*	344
2	China Automotive Systems, Inc.*	40
14	ChinaCast Education Corp.*	101
13	Chipotle Mexican Grill, Inc.*	1,361
12	Choice Hotels International, Inc.	396
14	Christopher & Banks Corp.	97
4	Churchill Downs, Inc.	142
13	Cinemark Holdings, Inc.	209
6	Citi Trends, Inc.*	178
20	CKE Restaurants, Inc.	227
23	CKX, Inc.*	96
16	Clear Channel Outdoor Holdings, Inc., Class A*	152
128	Coach, Inc.	4,664
12	Coinstar, Inc.*	356
23	Coldwater Creek, Inc.*	119
26	Collective Brands, Inc.*	588
5	Columbia Sportswear Co.	229
1,162	Comcast Corp., Class A	19,103
4	Conn’s, Inc.*	18
24	Cooper Tire & Rubber Co.	421
4	Core-Mark Holding Co., Inc.*	128
32	Corinthian Colleges, Inc.*	519
2	CPI Corp.	25
9	Cracker Barrel Old Country Store, Inc.	393
34	CROCS, Inc.*	240
4	Crown Media Holdings, Inc., Class A*	7
3	CSS Industries, Inc.	51
14	CTC Media, Inc.*	239
112	D.R. Horton, Inc.	1,384
56	Dana Holding Corp.*	637
55	Darden Restaurants, Inc.	2,230
5	Deckers Outdoor Corp.*	601
39	Denny’s Corp.*	107
2	Destination Maternity Corp.*	45
25	DeVry, Inc.	1,579
35	Dick’s Sporting Goods, Inc.*	852
21	Dillard’s, Inc., Class A	354
7	DineEquity, Inc.*	205
391	DIRECTV, Class A*	13,235
114	Discovery Communications, Inc., Class C*	3,026
81	DISH Network Corp., Class A	1,618
12	Dolan Media Co.*	125
14	Dollar General Corp.*	334
36	Dollar Tree, Inc.*	2,007
15	Domino’s Pizza, Inc.*	187
5	Dorman Products, Inc.*	90
6	Dover Downs Gaming & Entertainment, Inc.	22

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
29	DreamWorks Animation SKG, Inc., Class A*	$1,260
23	Dress Barn, Inc.*	572
7	Drew Industries, Inc.*	162
35	Drugstore.com, Inc.*	116
5	DSW, Inc., Class A*	135
12	E.W. Scripps Co. (The), Class A*	91
108	Eastman Kodak Co.*	642
9	Education Management Corp.*	179
2	Einstein Noah Restaurant Group, Inc.*	22
10	Ethan Allen Interiors, Inc.	160
20	Exide Technologies*	115
74	Expedia, Inc.*	1,646
57	Family Dollar Stores, Inc.	1,880
8	Federal Mogul Corp.*	155
6	FGX International Holdings Ltd.*	118
17	Finish Line (The), Class A	206
2	Fisher Communications, Inc.*	28
63	Foot Locker, Inc.	817
1,263	Ford Motor Co.*	14,828
61	Fortune Brands, Inc.	2,674
19	Fossil, Inc.*	689
16	Fred’s, Inc., Class A	166
1	Frisch’s Restaurants, Inc.	24
6	Fuel Systems Solutions, Inc.*	167
5	Fuqi International, Inc.*	92
17	Furniture Brands International, Inc.*	93
6	G-III Apparel Group Ltd.*	126
7	Gaiam, Inc., Class A*	49
67	GameStop Corp., Class A*	1,152
94	Gannett Co., Inc.	1,424
195	Gap, Inc. (The)	4,193
45	Garmin Ltd.	1,438
16	Gaylord Entertainment Co.*	360
9	Genesco, Inc.*	215
56	Gentex Corp.	1,087
64	Genuine Parts Co.	2,583
7	Global Sources Ltd.*	44
98	Goodyear Tire & Rubber Co. (The)*	1,273
6	Grand Canyon Education, Inc.*	131
11	Great Wolf Resorts, Inc.*	27
10	Group 1 Automotive, Inc.*	278
24	Guess?, Inc.	979
12	Gymboree Corp.*	522
137	H&R Block, Inc.	2,367
38	Hanesbrands, Inc.*	985
95	Harley-Davidson, Inc.	2,338
28	Harman International Industries, Inc.*	1,208
15	Harte-Hanks, Inc.	178
51	Hasbro, Inc.	1,825
7	Haverty Furniture Cos., Inc.	93
2	Hawk Corp., Class A*	40
12	Helen of Troy Ltd.*	290
5	hhgregg, Inc.*	104
12	Hibbett Sports, Inc.*	276
25	Hillenbrand, Inc.	501
685	Home Depot, Inc.	21,372
4	Hooker Furniture Corp.	52
18	HOT Topic, Inc.*	116
21	Hovnanian Enterprises, Inc., Class A*	82
16	HSN, Inc.*	347
18	Hyatt Hotels Corp., Class A*	602
29	Iconix Brand Group, Inc.*	378
15	Interactive Data Corp.	455
120	International Game Technology	2,106
12	International Speedway Corp., Class A	321
193	Interpublic Group of Cos., Inc.*	1,448
16	Interval Leisure Group, Inc.*	230
8	iRobot Corp.*	130
6	Isle of Capri Casinos, Inc.*	45
15	ITT Educational Services, Inc.*	1,636
20	J. Crew Group, Inc.*	842
90	J.C. Penney Co., Inc.	2,482
23	Jack in the Box, Inc.*	486
12	Jackson Hewitt Tax Service, Inc.*	29
11	Jakks Pacific, Inc.*	136
36	Jarden Corp.	1,154
11	Jo-Ann Stores, Inc.*	416
17	John Wiley & Sons, Inc., Class A	714
271	Johnson Controls, Inc.	8,428
35	Jones Apparel Group, Inc.	590
7	JoS. A. Bank Clothiers, Inc.*	313
17	Journal Communications, Inc., Class A*	64
10	K12, Inc.*	201
31	KB Home	505
3	Kenneth Cole Productions, Inc., Class A*	35
5	Kirkland’s, Inc.*	83
12	Knology, Inc.*	137
123	Kohl’s Corp.*	6,620
24	Krispy Kreme Doughnuts, Inc.*	84
11	K-Swiss, Inc., Class A*	103
8	Lakes Entertainment, Inc.*	18
23	Lamar Advertising Co., Class A*	692
3	Landry’s Restaurants, Inc.*	61
121	Las Vegas Sands Corp.*	2,012
21	La-Z-Boy, Inc.*	265
14	Leapfrog Enterprises, Inc.*	76
3	Learning Tree International, Inc.*	38
63	Leggett & Platt, Inc.	1,194
60	Lennar Corp., Class A	985
108	Liberty Global, Inc., Class A*	2,903
32	Liberty Media Corp. - Capital, Class A*	1,083
241	Liberty Media Corp. - Interactive, Class A*	3,034
21	Liberty Media Corp. - Starz, Class A*	1,070
16	Life Time Fitness, Inc.*	406
107	Limited Brands, Inc.	2,366
11	LIN TV Corp., Class A*	56
4	Lincoln Educational Services Corp.*	89
8	Lithia Motors, Inc., Class A*	51
56	Live Nation Entertainment, Inc.*	727
38	Liz Claiborne, Inc.*	263
57	LKQ Corp.*	1,092
8	LodgeNet Interactive Corp.*	50
596	Lowe’s Cos., Inc.	14,131
8	Luby’s, Inc.*	27
16	Lululemon Athletica, Inc.*	458
6	Lumber Liquidators Holdings, Inc.*	133
7	M/I Homes, Inc.*	90
5	Mac-Gray Corp.	50
170	Macy’s, Inc.	3,256
24	Madison Square Garden, Inc., Class A*	463
8	Maidenform Brands, Inc.*	138
8	Marcus Corp.	98
4	Marine Products Corp.*	27
121	Marriott International, Inc., Class A	3,280
11	Martha Stewart Living Omnimedia, Class A*	59
145	Mattel, Inc.	3,189
12	Matthews International Corp., Class A	402
6	McCormick & Schmick’s Seafood Restaurants, Inc.*	48
446	McDonald’s Corp.	28,477

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
127	McGraw-Hill Cos., Inc. (The)	$4,343
15	MDC Holdings, Inc.	513
16	Mediacom Communications Corp., Class A*	74
21	Men’s Wearhouse, Inc. (The)	449
14	Meredith Corp.	430
13	Meritage Homes Corp.*	278
79	MGM Mirage*	833
6	Midas, Inc.*	54
19	Modine Manufacturing Co.*	179
22	Mohawk Industries, Inc.*	1,135
4	Monarch Casino & Resort, Inc.*	31
7	Monro Muffler Brake, Inc.	244
9	Morgans Hotel Group Co.*	38
8	Morningstar, Inc.*	353
7	Movado Group, Inc.*	90
11	Multimedia Games, Inc.*	50
17	National CineMedia, Inc.	274
2	National Presto Industries, Inc.*	252
16	NetFlix, Inc.*	1,057
10	New York & Co., Inc.*	37
42	New York Times Co. (The), Class A*	459
112	Newell Rubbermaid, Inc.	1,540
920	News Corp., Class A	12,300
146	NIKE, Inc., Class B	9,870
3	NIVS IntelliMedia Technology Group, Inc.*	10
2	Nobel Learning Communities, Inc.*	16
67	Nordstrom, Inc.	2,475
12	NutriSystem, Inc.	232
2	NVR, Inc.*	1,417
7	O’Charleys, Inc.*	57
111	Office Depot, Inc.*	801
31	OfficeMax, Inc.*	495
126	Omnicom Group, Inc.	4,614
15	Orbitz Worldwide, Inc.*	89
55	O’Reilly Automotive, Inc.*	2,162
31	Orient-Express Hotels Ltd., Class A*	354
6	Outdoor Channel Holdings, Inc.*	34
6	Overstock.com, Inc.*	74
5	Oxford Industries, Inc.	97
10	P.F. Chang’s China Bistro, Inc.*	424
27	Pacific Sunwear of California*	121
11	Panera Bread Co., Class A*	801
9	Papa John’s International, Inc.*	220
5	Peet’s Coffee & Tea, Inc.*	182
27	Penn National Gaming, Inc.*	625
15	Penske Auto Group, Inc.*	218
20	PEP Boys-Manny Moe & Jack	190
4	Perry Ellis International, Inc.*	78
9	PetMed Express, Inc.	174
51	PetSmart, Inc.	1,388
21	Phillips-Van Heusen Corp.	914
47	Pier 1 Imports, Inc.*	287
24	Pinnacle Entertainment, Inc.*	174
9	Playboy Enterprises, Inc., Class B*	29
12	Polaris Industries, Inc.	549
22	Polo Ralph Lauren Corp.	1,758
20	Pool Corp.	400
3	Pre-Paid Legal Services, Inc.*	125
18	priceline.com, Inc.*	4,082
7	PRIMEDIA, Inc.	26
6	Princeton Review, Inc.*	23
136	Pulte Homes, Inc.*	1,473
52	Quiksilver, Inc.*	134
51	RadioShack Corp.	998
26	Raser Technologies, Inc.*	28
9	RC2 Corp.*	127
15	RCN Corp.*	165
7	Reading International, Inc., Class A*	30
5	Red Lion Hotels Corp.*	32
6	Red Robin Gourmet Burgers, Inc.*	119
32	Regal Entertainment Group, Class A	478
23	Regis Corp.	380
27	Rent-A-Center, Inc.*	600
4	Rentrak Corp.*	73
10	Retail Ventures, Inc.*	89
3	Rex Stores Corp.*	54
51	Ross Stores, Inc.	2,494
53	Royal Caribbean Cruises Ltd.*	1,498
26	Ruby Tuesday, Inc.*	210
3	Rue21, Inc.*	86
13	Ruth’s Hospitality Group, Inc.*	47
17	Ryland Group, Inc.	386
51	Saks, Inc.*	356
38	Sally Beauty Holdings, Inc.*	311
9	Scholastic Corp.	265
26	Scientific Games Corp., Class A*	439
35	Scripps Networks Interactive, Inc., Class A	1,385
18	Sealy Corp.*	62
20	Sears Holdings Corp.*	1,913
101	Service Corp. International	814
40	Sherwin-Williams Co. (The)	2,535
4	Shoe Carnival, Inc.*	73
22	Shuffle Master, Inc.*	181
8	Shutterfly, Inc.*	154
34	Signet Jewelers Ltd.*	980
17	Sinclair Broadcast Group, Inc., Class A*	85
13	Skechers U.S.A., Inc., Class A*	399
3	Skyline Corp.	51
24	Smith & Wesson Holding Corp.*	102
12	Sonic Automotive, Inc., Class A*	124
25	Sonic Corp.*	212
27	Sotheby’s	656
13	Spartan Motors, Inc.	73
5	Speedway Motorsports, Inc.	87
4	Sport Supply Group, Inc.	49
15	Stage Stores, Inc.	200
4	Stamps.com, Inc.*	36
7	Standard Motor Products, Inc.	57
41	Standard Pacific Corp.*	173
4	Stanley Furniture Co., Inc.*	34
289	Staples, Inc.	7,445
297	Starbucks Corp.*	6,804
75	Starwood Hotels & Resorts Worldwide, Inc.	2,902
1	Steak n Shake Co. (The)*	342
10	Stein Mart, Inc.*	82
6	Steiner Leisure Ltd.*	258
3	Steinway Musical Instruments, Inc.*	53
6	Steven Madden Ltd.*	252
32	Stewart Enterprises, Inc., Class A	157
6	Stoneridge, Inc.*	50
6	Strayer Education, Inc.	1,361
8	Sturm Ruger & Co., Inc.	94
9	Superior Industries International, Inc.	130
3	Syms Corp.*	30
4	Systemax, Inc.	65
10	Talbots, Inc.*	108
304	Target Corp.	15,662
30	Tempur-Pedic International, Inc.*	852
24	Tenneco, Inc.*	484
20	Texas Roadhouse, Inc.*	269

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
14	Thor Industries, Inc.	$475
50	Tiffany & Co.	2,220
18	Timberland Co. (The), Class A*	333
142	Time Warner Cable, Inc.	6,630
483	Time Warner, Inc.	14,026
167	TJX Cos., Inc.	6,952
55	Toll Brothers, Inc.*	1,036
8	Town Sports International Holdings, Inc.*	21
15	Tractor Supply Co.*	821
10	True Religion Apparel, Inc.*	246
23	TRW Automotive Holdings Corp.*	618
12	Tuesday Morning Corp.*	69
25	Tupperware Brands Corp.	1,168
4	U.S. Auto Parts Network, Inc.*	25
11	Ulta Salon Cosmetics & Fragrance, Inc.*	202
13	Under Armour, Inc., Class A*	339
18	Unifi, Inc.*	68
6	Unifirst Corp.	315
6	Universal Electronics, Inc.*	136
8	Universal Technical Institute, Inc.*	202
5	Universal Travel Group*	49
52	Urban Outfitters, Inc.*	1,675
12	Vail Resorts, Inc.*	432
19	Valassis Communications, Inc.*	487
1	Value Line, Inc.	27
36	VF Corp.	2,786
219	Viacom, Inc., Class B*	6,493
117	Virgin Media, Inc.	1,895
4	Vitacost.com, Inc.*	45
4	Vitamin Shoppe, Inc.*	79
8	Volcom, Inc.*	129
26	WABCO Holdings, Inc.	695
765	Walt Disney Co. (The)	23,899
19	Warnaco Group, Inc. (The)*	793
18	Warner Music Group Corp.*	103
2	Washington Post Co. (The), Class B	841
13	Weight Watchers International, Inc.	334
148	Wendy’s/Arby’s Group, Inc., Class A	722
6	West Marine, Inc.*	57
39	Wet Seal, Inc. (The), Class A*	156
3	Weyco Group, Inc.	69
30	Whirlpool Corp.	2,525
38	Williams-Sonoma, Inc.	815
12	Winnebago Industries*	140
21	WMS Industries, Inc.*	797
20	Wolverine World Wide, Inc.	551
7	Wonder Auto Technology, Inc.*	69
9	World Wrestling Entertainment, Inc., Class A	153
72	Wyndham Worldwide Corp.	1,655
27	Wynn Resorts Ltd.	1,716
12	Youbet.com, Inc.*	32
187	Yum! Brands, Inc.	6,306
10	Zale Corp.*	24
8	Zumiez, Inc.*	115
		520,878
	Consumer Staples - 8.5%

11	AgFeed Industries, Inc.*	49
34	Alberto-Culver Co.	943
1	Alico, Inc.	26
36	Alliance One International, Inc.*	185
836	Altria Group, Inc.	16,820
4	American Dairy, Inc.*	87
8	American Italian Pasta Co., Class A*	310
25	American Oriental Bioengineering, Inc.*	104
7	Andersons, Inc. (The)	226
259	Archer-Daniels-Midland Co.	7,604
173	Avon Products, Inc.	5,266
12	B&G Foods, Inc., Class A	112
27	Bare Escentuals, Inc.*	491
22	BJ’s Wholesale Club, Inc.*	796
4	Boston Beer Co., Inc., Class A*	189
36	Brown-Forman Corp., Class B	1,885
54	Bunge Ltd.	3,218
4	Calavo Growers, Inc.	71
5	Cal-Maine Foods, Inc.	160
80	Campbell Soup Co.	2,666
21	Casey’s General Stores, Inc.	639
25	Central European Distribution Corp.*	834
24	Central Garden and Pet Co., Class A*	229
4	China Sky One Medical, Inc.*	62
4	China-Biotics, Inc.*	68
18	Chiquita Brands International, Inc.*	262
28	Church & Dwight Co., Inc.	1,881
56	Clorox Co.	3,433
2	Coca-Cola Bottling Co. Consolidated	111
936	Coca-Cola Co. (The)	49,346
125	Coca-Cola Enterprises, Inc.	3,194
202	Colgate-Palmolive Co.	16,754
181	ConAgra Foods, Inc.	4,427
77	Constellation Brands, Inc., Class A*	1,158
30	Corn Products International, Inc.	977
175	Costco Wholesale Corp.	10,670
588	CVS Caremark Corp.	19,845
33	Darling International, Inc.*	266
73	Dean Foods Co.*	1,065
80	Del Monte Foods Co.	938
7	Diamond Foods, Inc.	244
1	Diedrich Coffee, Inc.*	35
14	Dole Food Co., Inc.*	164
103	Dr. Pepper Snapple Group, Inc.	3,270
10	Elizabeth Arden, Inc.*	180
28	Energizer Holdings, Inc.*	1,623
45	Estee Lauder Cos., Inc. (The), Class A	2,706
3	Farmer Bros Co.	54
6	Female Health Co. (The)	34
31	Flowers Foods, Inc.	790
17	Fresh Del Monte Produce, Inc.*	330
133	General Mills, Inc.	9,577
14	Great Atlantic & Pacific Tea Co.*	102
14	Green Mountain Coffee Roasters, Inc.*	1,182
1	Griffin Land & Nurseries, Inc.	29
127	H. J. Heinz Co.	5,829
16	Hain Celestial Group, Inc. (The)*	254
28	Hansen Natural Corp.*	1,165
4	Harbinger Group, Inc.*	29
36	Heckmann Corp.*	215
25	Herbalife Ltd.	1,001
62	Hershey Co. (The)	2,465
28	Hormel Foods Corp.	1,151
4	HQ Sustainable Maritime Industries, Inc.*	29
5	Imperial Sugar Co.	75
5	Ingles Markets, Inc., Class A	71
6	Inter Parfums, Inc.	82
6	J&J Snack Foods Corp.	256
48	J.M. Smucker Co. (The)	2,865
103	Kellogg Co.	5,371
167	Kimberly-Clark Corp.	10,144
698	Kraft Foods, Inc., Class A	19,844
264	Kroger Co. (The)	5,834
8	Lancaster Colony Corp.	460

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
11	Lance, Inc.	$239
2	Lifeway Foods, Inc.*	23
63	Lorillard, Inc.	4,602
6	Mannatech, Inc.	21
53	McCormick & Co., Inc. (Non-Voting)	1,967
83	Mead Johnson Nutrition Co.	3,926
5	Medifast, Inc.*	106
52	Molson Coors Brewing Co., Class B	2,100
5	Nash Finch Co.	176
4	National Beverage Corp.	46
22	NBTY, Inc.*	999
20	Nu Skin Enterprises, Inc., Class A	534
4	Nutraceutical International Corp.*	51
2	Oil-Dri Corp. of America	32
8	Omega Protein Corp.*	34
2	Orchids Paper Products Co.*	33
6	Overhill Farms, Inc.*	34
9	Pantry, Inc. (The)*	118
652	PepsiCo, Inc.	40,730
793	Philip Morris International, Inc.	38,841
14	Prestige Brands Holdings, Inc.*	112
6	Pricesmart, Inc.	128
1,178	Procter & Gamble Co. (The)	74,544
23	Ralcorp Holdings, Inc.*	1,537
8	Revlon, Inc., Class A*	120
68	Reynolds American, Inc.	3,590
236	Rite Aid Corp.*	359
17	Ruddick Corp.	498
172	Safeway, Inc.	4,286
8	Sanderson Farms, Inc.	392
281	Sara Lee Corp.	3,810
5	Schiff Nutrition International, Inc.	39
4	Seneca Foods Corp., Class A*	105
25	Smart Balance, Inc.*	125
56	Smithfield Foods, Inc.*	964
9	Spartan Stores, Inc.	126
32	Star Scientific, Inc.*	30
86	SUPERVALU, Inc.	1,313
3	Susser Holdings Corp.*	25
7	Synutra International, Inc.*	114
238	Sysco Corp.	6,878
10	Tootsie Roll Industries, Inc.	272
13	TreeHouse Foods, Inc.*	559
122	Tyson Foods, Inc., Class A	2,079
17	United Natural Foods, Inc.*	499
10	Universal Corp.	531
3	USANA Health Sciences, Inc.*	83
16	Vector Group Ltd.	231
3	Village Super Market, Inc., Class A	74
401	Walgreen Co.	14,131
893	Wal-Mart Stores, Inc.	48,285
7	WD-40 Co.	219
4	Weis Markets, Inc.	140
54	Whole Foods Market, Inc.*	1,917
22	Winn-Dixie Stores, Inc.*	241
10	Zhongpin, Inc.*	123
		497,918
	Energy - 8.7%

24	Allis-Chalmers Energy, Inc.*	91
3	Alon USA Energy, Inc.	21
48	Alpha Natural Resources, Inc.*	2,208
202	Anadarko Petroleum Corp.	14,166
135	Apache Corp.	13,991
4	Apco Oil and Gas International, Inc.	88
5	Approach Resources, Inc.*	42
66	Arch Coal, Inc.	1,484
15	Arena Resources, Inc.*	621
27	Atlas Energy, Inc.*	881
16	ATP Oil & Gas Corp.*	289
23	Atwood Oceanics, Inc.*	770
125	Baker Hughes, Inc.	5,990
9	Basic Energy Services, Inc.*	85
17	Berry Petroleum Co., Class A	456
16	Bill Barrett Corp.*	543
118	BJ Services Co.	2,578
3	Bolt Technology Corp.*	32
32	Boots & Coots, Inc.*	58
37	BPZ Resources, Inc.*	289
40	Brigham Exploration Co.*	657
14	Bristow Group, Inc.*	507
10	Bronco Drilling Co., Inc.*	48
42	Cabot Oil & Gas Corp.	1,686
18	Cal Dive International, Inc.*	127
97	Cameron International Corp.*	3,990
8	CARBO Ceramics, Inc.	488
11	Carrizo Oil & Gas, Inc.*	263
23	Cheniere Energy, Inc.*	69
253	Chesapeake Energy Corp.	6,722
810	Chevron Corp.	58,563
34	Cimarex Energy Co.	2,032
2	Clayton Williams Energy, Inc.*	75
14	Clean Energy Fuels Corp.*	253
12	Cloud Peak Energy, Inc.*	183
10	CNX Gas Corp.*	262
24	Complete Production Services, Inc.*	335
19	Comstock Resources, Inc.*	656
31	Concho Resources, Inc.*	1,440
599	ConocoPhillips	28,752
73	CONSOL Energy, Inc.	3,676
5	Contango Oil & Gas Co.*	258
12	Continental Resources, Inc.*	474
3	CREDO Petroleum Corp.*	26
16	Crosstex Energy, Inc.*	124
11	Cubic Energy, Inc.*	13
9	CVR Energy, Inc.*	74
3	Dawson Geophysical Co.*	86
5	Delek U.S. Holdings, Inc.	36
72	Delta Petroleum Corp.*	101
101	Denbury Resources, Inc.*	1,422
179	Devon Energy Corp.	12,326
20	DHT Holdings, Inc.	70
28	Diamond Offshore Drilling, Inc.	2,445
33	Dresser-Rand Group, Inc.*	1,020
12	Dril-Quip, Inc.*	657
283	El Paso Corp.	2,963
22	Encore Acquisition Co.*	1,090
46	Endeavour International Corp.*	57
8	ENGlobal Corp.*	23
101	EOG Resources, Inc.	9,499
53	Evergreen Energy, Inc.*	16
56	EXCO Resources, Inc.	1,059
25	Exterran Holdings, Inc.*	569
1,972	Exxon Mobil Corp.	128,180
50	FMC Technologies, Inc.*	2,809
45	Forest Oil Corp.*	1,220
42	Frontier Oil Corp.	520
21	Frontline Ltd.	566
17	FX Energy, Inc.*	56
20	General Maritime Corp.	145
3	Geokinetics, Inc.*	25
4	Georesources, Inc.*	54
40	Global Industries Ltd.*	270
13	GMX Resources, Inc.*	120

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
13	Golar LNG Ltd.*	$146
10	Goodrich Petroleum Corp.*	193
82	Gran Tierra Energy, Inc.*	450
4	Green Plains Renewable Energy, Inc.*	68
5	Gulf Island Fabrication, Inc.	100
9	GulfMark Offshore, Inc., Class A*	221
11	Gulfport Energy Corp.*	100
363	Halliburton Co.	10,944
13	Harvest Natural Resources, Inc.*	69
42	Helix Energy Solutions Group, Inc.*	483
43	Helmerich & Payne, Inc.	1,742
46	Hercules Offshore, Inc.*	168
117	Hess Corp.	6,880
17	Holly Corp.	437
9	Hornbeck Offshore Services, Inc.*	170
37	International Coal Group, Inc.*	161
43	ION Geophysical Corp.*	197
11	James River Coal Co.*	175
50	Key Energy Services, Inc.*	507
7	Knightsbridge Tankers Ltd.	108
6	Lufkin Industries, Inc.	438
286	Marathon Oil Corp.	8,280
41	Mariner Energy, Inc.*	616
35	Massey Energy Co.	1,507
11	Matrix Service Co.*	118
31	McMoRan Exploration Co.*	536
77	Murphy Oil Corp.	3,996
114	Nabors Industries Ltd.*	2,513
169	National Oilwell Varco, Inc.	7,346
5	Natural Gas Services Group, Inc.*	77
54	Newfield Exploration Co.*	2,758
36	Newpark Resources, Inc.*	186
70	Noble Energy, Inc.	5,085
19	Nordic American Tanker Shipping	552
14	Northern Oil and Gas, Inc.*	173
328	Occidental Petroleum Corp.	26,191
22	Oceaneering International, Inc.*	1,330
20	Oil States International, Inc.*	860
90	Oilsands Quest, Inc.*	61
9	Overseas Shipholding Group, Inc.	400
2	OYO Geospace Corp.*	86
3	Panhandle Oil and Gas, Inc., Class A	81
47	Parker Drilling Co.*	241
30	Patriot Coal Corp.*	500
62	Patterson-UTI Energy, Inc.	957
108	Peabody Energy Corp.	4,965
18	Penn Virginia Corp.	455
122	Petrohawk Energy Corp.*	2,611
8	Petroleum Development Corp.*	188
21	Petroquest Energy, Inc.*	113
5	PHI, Inc. (Non-Voting)*	98
19	Pioneer Drilling Co.*	136
46	Pioneer Natural Resources Co.	2,146
56	Plains Exploration & Production Co.*	1,837
70	Pride International, Inc.*	1,959
47	Quicksilver Resources, Inc.*	701
63	Range Resources Corp.	3,188
12	Rex Energy Corp.*	166
21	Rosetta Resources, Inc.*	393
46	Rowan Cos., Inc.*	1,197
11	RPC, Inc.	136
57	SandRidge Energy, Inc.*	453
483	Schlumberger Ltd.	29,511
8	SEACOR Holdings, Inc.*	611
5	Seahawk Drilling, Inc.*	103
18	Ship Finance International Ltd.	286
100	Smith International, Inc.	4,099
45	Southern Union Co.	1,077
139	Southwestern Energy Co.*	5,914
261	Spectra Energy Corp.	5,690
25	St. Mary Land & Exploration Co.	815
17	Stone Energy Corp.*	290
27	Sulphco, Inc.*	10
47	Sunoco, Inc.	1,239
32	Superior Energy Services, Inc.*	661
7	Superior Well Services, Inc.*	125
15	Swift Energy Co.*	447
25	Syntroleum Corp.*	57
5	T-3 Energy Services, Inc.*	119
17	Teekay Corp.	427
4	Teekay Tankers Ltd., Class A	41
56	Tesoro Corp.	668
30	Tetra Technologies, Inc.*	302
5	TGC Industries, Inc.*	21
21	Tidewater, Inc.	936
9	Toreador Resources Corp.*	79
4	Union Drilling, Inc.*	27
17	Unit Corp.*	739
21	Uranerz Energy Corp.*	39
23	Uranium Energy Corp.*	84
45	USEC, Inc.*	196
24	Vaalco Energy, Inc.*	102
227	Valero Energy Corp.	3,977
31	Vantage Drilling Co.*	44
7	Venoco, Inc.*	80
14	W&T Offshore, Inc.	123
29	Warren Resources, Inc.*	68
16	Western Refining, Inc.*	69
4	Westmoreland Coal Co.*	44
21	Whiting Petroleum Corp.*	1,572
16	Willbros Group, Inc.*	242
234	Williams Cos., Inc. (The)	5,040
24	World Fuel Services Corp.	634
234	XTO Energy, Inc.	10,694
6	Zion Oil & Gas, Inc.*	37
		510,128
	Financials - 12.9%

6	1st Source Corp.	90
9	Abington Bancorp, Inc.	69
16	Acadia Realty Trust (REIT)	268
19	Advance America Cash Advance Centers, Inc.	119
17	Affiliated Managers Group, Inc.*	1,209
189	Aflac, Inc.	9,346
3	Agree Realty Corp. (REIT)	66
1	Alexander’s, Inc. (REIT)*	292
18	Alexandria Real Estate Equities, Inc. (REIT)	1,109
2	Alleghany Corp.*	555
2	Alliance Financial Corp./NY	54
72	Allied Capital Corp.*	300
20	Allied World Assurance Co. Holdings Ltd.	922
217	Allstate Corp. (The)	6,781
59	AMB Property Corp. (REIT)	1,436
116	Ambac Financial Group, Inc.*	82
21	American Campus Communities, Inc. (REIT)	580
7	American Capital Agency Corp. (REIT)	177
113	American Capital Ltd.*	486
24	American Equity Investment Life Holding Co.	211
410	American Express Co.	15,658

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
35	American Financial Group, Inc./OH	$905
49	American International Group, Inc.*	1,214
2	American National Bankshares, Inc.	40
6	American National Insurance Co.	651
4	American Physicians Capital, Inc.	114
3	American Physicians Service Group, Inc.	70
1	American Realty Investors, Inc.*	9
3	American Safety Insurance Holdings Ltd.*	43
36	AmeriCredit Corp.*	801
103	Ameriprise Financial, Inc.	4,123
6	Ameris Bancorp	57
8	Amerisafe, Inc.*	138
3	Ames National Corp.	56
9	Amtrust Financial Services, Inc.	128
220	Annaly Capital Management, Inc. (REIT)	4,044
46	Anworth Mortgage Asset Corp. (REIT)	311
112	AON Corp.	4,585
47	Apartment Investment & Management Co., Class A (REIT)	784
4	Apollo Commercial Real Estate Finance, Inc. (REIT)*	71
66	Apollo Investment Corp.	770
20	Arch Capital Group Ltd.*	1,480
44	Ares Capital Corp.	575
12	Argo Group International Holdings Ltd.	334
4	Arrow Financial Corp.	101
41	Arthur J. Gallagher & Co.	973
11	Artio Global Investors, Inc.	268
21	Ashford Hospitality Trust, Inc. (REIT)*	115
34	Aspen Insurance Holdings Ltd.	961
6	Asset Acceptance Capital Corp.*	34
52	Associated Banc-Corp	671
8	Associated Estates Realty Corp. (REIT)	99
48	Assurant, Inc.	1,465
50	Assured Guaranty Ltd.	1,055
35	Astoria Financial Corp.	464
1	Auburn National Bancorp., Inc.	20
32	AvalonBay Communities, Inc. (REIT)	2,605
3	Avatar Holdings, Inc.*	48
58	Axis Capital Holdings Ltd.	1,824
3	Baldwin & Lyons, Inc., Class B	73
3	Bancfirst Corp.	120
11	Banco Latinoamericano de Comercio Exterior S.A.	155
1	Bancorp Rhode Island, Inc.	28
8	Bancorp, Inc. (The)/DE*	56
34	BancorpSouth, Inc.	662
19	Bank Mutual Corp.	123
4,012	Bank of America Corp.	66,840
19	Bank of Hawaii Corp.	802
1	Bank of Kentucky Financial Corp.	19
2	Bank of Marin Bancorp	64
483	Bank of New York Mellon Corp. (The)	13,775
5	Bank of the Ozarks, Inc.	154
9	BankFinancial Corp.	86
8	Banner Corp.	22
1	Bar Harbor Bankshares	27
277	BB&T Corp.	7,903
13	Beneficial Mutual Bancorp, Inc.*	122
6	Berkshire Hills Bancorp, Inc.	107
19	BGC Partners, Inc., Class A	94
40	BioMed Realty Trust, Inc. (REIT)	618
5	BlackRock Kelso Capital Corp.	46
13	BlackRock, Inc.	2,844
8	BOK Financial Corp.	368
27	Boston Private Financial Holdings, Inc.	185
56	Boston Properties, Inc. (REIT)	3,804
52	Brandywine Realty Trust (REIT)	583
22	BRE Properties, Inc. (REIT)	742
3	Bridge Bancorp, Inc.	69
21	Broadpoint Gleacher Securities, Inc.*	84
24	Brookline Bancorp, Inc.	247
1	Brooklyn Federal Bancorp, Inc.	8
47	Brown & Brown, Inc.	789
3	Bryn Mawr Bank Corp.	52
8	Calamos Asset Management, Inc., Class A	107
1	California First National Bancorp	13
3	Camden National Corp.	91
27	Camden Property Trust (REIT)	1,081
5	Cape Bancorp, Inc.*	36
5	Capital City Bank Group, Inc.	64
183	Capital One Financial Corp.	6,908
1	Capital Southwest Corp.	87
99	CapitalSource, Inc.	545
8	Capitol Federal Financial	277
21	CapLease, Inc. (REIT)	92
28	Capstead Mortgage Corp. (REIT)	348
11	Cardinal Financial Corp.	107
5	Cardtronics, Inc.*	49
12	Cash America International, Inc.	460
25	Cathay General Bancorp	243
95	CB Richard Ellis Group, Inc., Class A*	1,254
56	CBL & Associates Properties, Inc. (REIT)	666
16	Cedar Shopping Centers, Inc. (REIT)	105
5	Center Bancorp, Inc.	42
8	Centerstate Banks, Inc.	86
12	Central Pacific Financial Corp.*	16
1	Century Bancorp, Inc./MA, Class A	19
384	Charles Schwab Corp. (The)	7,031
9	Chemical Financial Corp.	185
1	Cheviot Financial Corp.	8
3	Chicopee Bancorp, Inc.*	38
271	Chimera Investment Corp. (REIT)	1,084
10	China Housing & Land Development, Inc.*	43
134	Chubb Corp.	6,762
58	Cincinnati Financial Corp.	1,560
7,641	Citigroup, Inc.*	25,979
5	Citizens & Northern Corp.	56
2	Citizens Holding Co.	45
159	Citizens Republic Bancorp, Inc.*	112
13	Citizens, Inc./TX*	84
6	City Holding Co.	193
17	City National Corp./CA	849
4	Clifton Savings Bancorp, Inc.	36
27	CME Group, Inc.	8,146
11	CNA Financial Corp.*	271
7	CNA Surety Corp.*	113
3	CNB Financial Corp./PA	49
12	CoBiz Financial, Inc.	71
12	Cogdell Spencer, Inc. (REIT)	81
7	Cohen & Steers, Inc.	152
27	Colonial Properties Trust (REIT)	318
6	Colony Financial, Inc. (REIT)	120
11	Columbia Banking System, Inc.	225
61	Comerica, Inc.	2,201
26	Commerce Bancshares, Inc./MO	1,053
13	Community Bank System, Inc.	291
6	Community Trust Bancorp, Inc.	153
10	Compass Diversified Holdings	134

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
7	CompuCredit Holdings Corp.	$24
102	Conseco, Inc.*	508
2	Consolidated-Tomoka Land Co.	64
23	Corporate Office Properties Trust (REIT)	847
30	Cousins Properties, Inc. (REIT)	216
9	Cowen Group, Inc., Class A*	49
8	Crawford & Co., Class B*	31
2	Credit Acceptance Corp.*	80
5	CreXus Investment Corp. (REIT)*	69
21	Cullen/Frost Bankers, Inc.	1,137
34	CVB Financial Corp.	316
7	Cypress Sharpridge Investments, Inc. (REIT)	93
9	Danvers Bancorp, Inc.	128
83	DCT Industrial Trust, Inc. (REIT)	408
19	Delphi Financial Group, Inc., Class A	405
65	Developers Diversified Realty Corp. (REIT)	690
1	Diamond Hill Investment Group, Inc.	64
52	DiamondRock Hospitality Co. (REIT)*	462
31	Digital Realty Trust, Inc. (REIT)	1,599
10	Dime Community Bancshares	121
216	Discover Financial Services	2,948
10	Dollar Financial Corp.*	224
5	Donegal Group, Inc., Class A	74
2	Doral Financial Corp.*	6
49	Douglas Emmett, Inc. (REIT)	690
7	Duff & Phelps Corp., Class A	117
90	Duke Realty Corp. (REIT)	999
11	DuPont Fabros Technology, Inc. (REIT)	216
5	Dynex Capital, Inc. (REIT)	44
636	E*Trade Financial Corp.*	1,024
6	Eagle Bancorp, Inc.*	70
37	East West Bancorp, Inc.	648
3	Eastern Insurance Holdings, Inc.	29
10	EastGroup Properties, Inc. (REIT)	359
47	Eaton Vance Corp.	1,419
23	Education Realty Trust, Inc. (REIT)	125
9	eHealth, Inc.*	150
2	EMC Insurance Group, Inc.	41
18	Employers Holdings, Inc.	237
5	Encore Capital Group, Inc.*	90
20	Endurance Specialty Holdings Ltd.	769
3	Enstar Group Ltd.*	189
2	Enterprise Bancorp, Inc./MA	24
5	Enterprise Financial Services Corp.	43
17	Entertainment Properties Trust (REIT)	650
5	Epoch Holding Corp.	51
10	Equity Lifestyle Properties, Inc. (REIT)	497
13	Equity One, Inc. (REIT)	240
111	Equity Residential (REIT)	4,005
12	Erie Indemnity Co., Class A	475
4	ESB Financial Corp.	50
6	ESSA Bancorp, Inc.	70
12	Essex Property Trust, Inc. (REIT)	1,031
6	Evercore Partners, Inc., Class A	181
25	Everest Re Group Ltd.	2,136
35	Extra Space Storage, Inc. (REIT)	395
18	EZCORP, Inc., Class A*	355
3	Farmers Capital Bank Corp.	26
5	FBL Financial Group, Inc., Class A	102
7	FBR Capital Markets Corp.*	38
24	Federal Realty Investment Trust (REIT)	1,655
36	Federated Investors, Inc., Class B	900
26	FelCor Lodging Trust, Inc. (REIT)*	98
95	Fidelity National Financial, Inc., Class A	1,354
16	Fifth Street Finance Corp.	181
321	Fifth Third Bancorp	3,919
4	Financial Institutions, Inc.	53
7	First Acceptance Corp.*	15
40	First American Corp.	1,289
4	First Bancorp, Inc./ME	57
32	First BanCorp./Puerto Rico	68
6	First Bancorp/NC	85
19	First Busey Corp.	71
2	First California Financial Group, Inc.*	6
9	First Cash Financial Services, Inc.*	191
2	First Citizens BancShares, Inc./NC, Class A	366
34	First Commonwealth Financial Corp.	191
6	First Community Bancshares, Inc./VA	69
3	First Defiance Financial Corp.	30
21	First Financial Bancorp	390
8	First Financial Bankshares, Inc.	419
5	First Financial Corp./IN	131
6	First Financial Holdings, Inc.	72
7	First Financial Northwest, Inc.	46
2	First Financial Service Corp.	19
90	First Horizon National Corp.*	1,152
21	First Industrial Realty Trust, Inc. (REIT)*	116
25	First Marblehead Corp. (The)*	59
9	First Merchants Corp.	52
6	First Mercury Financial Corp.	85
30	First Midwest Bancorp, Inc./IL	408
76	First Niagara Financial Group, Inc.	1,067
2	First of Long Island Corp. (The)	50
12	First Potomac Realty Trust (REIT)	164
3	First South Bancorp, Inc./NC	32
33	FirstMerit Corp.	698
27	Flagstar Bancorp, Inc.*	17
16	Flagstone Reinsurance Holdings Ltd.	183
12	Flushing Financial Corp.	152
46	FNB Corp./PA	350
44	Forest City Enterprises, Inc., Class A*	528
14	Forestar Group, Inc.*	248
2	Fox Chase Bancorp, Inc.*	19
3	FPIC Insurance Group, Inc.*	111
61	Franklin Resources, Inc.	6,205
27	Franklin Street Properties Corp. (REIT)	350
71	Fulton Financial Corp.	683
3	GAMCO Investors, Inc., Class A	131
197	Genworth Financial, Inc., Class A*	3,140
4	German American Bancorp, Inc.	63
7	Getty Realty Corp. (REIT)	155
26	GFI Group, Inc.	143
25	Glacier Bancorp, Inc.	363
9	Gladstone Capital Corp.	88
3	Gladstone Commercial Corp. (REIT)	42
9	Gladstone Investment Corp.	48
77	GLG Partners, Inc.*	214
25	Glimcher Realty Trust (REIT)	108
203	Goldman Sachs Group, Inc. (The)	31,739
7	Government Properties Income Trust (REIT)	165
17	Gramercy Capital Corp./NY (REIT)*	65
4	Great Southern Bancorp, Inc.	91
8	Greenhill & Co., Inc.	572
11	Greenlight Capital Re Ltd., Class A*	279
21	Guaranty Bancorp*	29
4	Hallmark Financial Services*	32
7	Hampton Roads Bankshares, Inc.	13
11	Hancock Holding Co.	444
21	Hanover Insurance Group, Inc. (The)	885

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5	Harleysville Group, Inc.	$168
17	Harleysville National Corp.	112
12	Harris & Harris Group, Inc.*	54
155	Hartford Financial Services Group, Inc.	3,777
15	Hatteras Financial Corp. (REIT)	390
45	HCC Insurance Holdings, Inc.	1,256
118	HCP, Inc. (REIT)	3,396
48	Health Care REIT, Inc. (REIT)	2,033
24	Healthcare Realty Trust, Inc. (REIT)	501
5	Heartland Financial USA, Inc.	73
14	Hercules Technology Growth Capital, Inc.	138
4	Heritage Financial Corp./WA*	59
1	Heritage Financial Group	9
39	Hersha Hospitality Trust (REIT)	162
29	Highwoods Properties, Inc. (REIT)	842
16	Hilltop Holdings, Inc.*	191
4	Home Bancorp, Inc.*	49
7	Home Bancshares, Inc./AR	170
7	Home Federal Bancorp, Inc./ID	93
13	Home Properties, Inc. (REIT)	595
16	Horace Mann Educators Corp.	215
49	Hospitality Properties Trust (REIT)	1,077
249	Host Hotels & Resorts, Inc. (REIT)*	2,916
90	HRPT Properties Trust (REIT)	632
189	Hudson City Bancorp, Inc.	2,555
289	Huntington Bancshares, Inc./OH	1,390
8	Iberiabank Corp.	457
3	Independence Holding Co.	26
8	Independent Bank Corp./MA	197
6	Infinity Property & Casualty Corp.	245
28	Inland Real Estate Corp. (REIT)	235
16	Interactive Brokers Group, Inc., Class A*	276
29	IntercontinentalExchange, Inc.*	3,111
5	International Assets Holding Corp.*	78
21	International Bancshares Corp.	445
168	Invesco Ltd.	3,293
7	Invesco Mortgage Capital, Inc. (REIT)	159
18	Investment Technology Group, Inc.*	306
19	Investors Bancorp, Inc.*	245
29	Investors Real Estate Trust (REIT)	259
40	iStar Financial, Inc. (REIT)*	155
74	Janus Capital Group, Inc.	925
47	Jefferies Group, Inc.	1,173
6	JMP Group, Inc.	46
17	Jones Lang LaSalle, Inc.	1,083
1,519	JPMorgan Chase & Co.	63,752
2	Kansas City Life Insurance Co.	59
4	Kayne Anderson Energy Development Co.	60
14	KBW, Inc.*	333
7	Kearny Financial Corp.	70
1	Kentucky First Federal Bancorp	12
355	KeyCorp	2,538
2	K-Fed Bancorp	17
17	Kilroy Realty Corp. (REIT)	482
152	Kimco Realty Corp. (REIT)	2,111
19	Kite Realty Group Trust (REIT)	78
38	Knight Capital Group, Inc., Class A*	613
7	Kohlberg Capital Corp.	32
22	LaBranche & Co., Inc.*	103
8	Lakeland Bancorp, Inc.	61
6	Lakeland Financial Corp.	106
26	LaSalle Hotel Properties (REIT)	505
31	Lazard Ltd., Class A	1,114
3	Legacy Bancorp, Inc.	29
65	Legg Mason, Inc.	1,680
76	Leucadia National Corp.*	1,804
39	Lexington Realty Trust (REIT)	232
45	Liberty Property Trust (REIT)	1,392
3	Life Partners Holdings, Inc.	62
122	Lincoln National Corp.	3,072
132	Loews Corp.	4,813
9	LTC Properties, Inc. (REIT)	235
31	M&T Bank Corp.	2,400
39	Macerich Co. (The) (REIT)	1,390
32	Mack-Cali Realty Corp. (REIT)	1,073
20	Maiden Holdings Ltd.	140
4	Main Street Capital Corp.	58
8	MainSource Financial Group, Inc.	51
4	Markel Corp.*	1,411
13	MarketAxess Holdings, Inc.	194
211	Marsh & McLennan Cos., Inc.	4,899
212	Marshall & Ilsley Corp.	1,501
19	Max Capital Group Ltd.	459
20	MB Financial, Inc.	407
53	MBIA, Inc.*	255
26	MCG Capital Corp.*	133
23	Meadowbrook Insurance Group, Inc.	163
6	Medallion Financial Corp.	49
32	Medical Properties Trust, Inc. (REIT)	329
2	Mercer Insurance Group, Inc.	36
2	Merchants Bancshares, Inc.	43
11	Mercury General Corp.	452
4	Meridian Interstate Bancorp, Inc.*	40
233	MetLife, Inc.	8,479
4	Metro Bancorp, Inc.*	49
39	MF Global Holdings Ltd.*	270
113	MFA Financial, Inc. (REIT)	818
51	MGIC Investment Corp.*	391
11	Mid-America Apartment Communities, Inc. (REIT)	571
3	MidSouth Bancorp, Inc.	47
7	Mission West Properties, Inc. (REIT)	48
9	Monmouth Real Estate Investment Corp., Class A (REIT)	67
35	Montpelier Re Holdings Ltd.	621
76	Moody’s Corp.	2,023
549	Morgan Stanley	15,471
40	MSCI, Inc., Class A*	1,199
9	MVC Capital, Inc.	112
13	Nara Bancorp, Inc.*	115
1	NASB Financial, Inc.	19
55	NASDAQ OMX Group, Inc. (The)*	1,025
3	National Bankshares, Inc.	81
17	National Financial Partners Corp.*	195
10	National Health Investors, Inc. (REIT)	348
2	National Interstate Corp.	35
51	National Penn Bancshares, Inc.	351
32	National Retail Properties, Inc. (REIT)	679
1	National Western Life Insurance Co., Class A	168
46	Nationwide Health Properties, Inc. (REIT)	1,527
5	Navigators Group, Inc.*	189
14	NBT Bancorp, Inc.	297
8	Nelnet, Inc., Class A	126
171	New York Community Bancorp, Inc.	2,649
43	NewAlliance Bancshares, Inc.	515
11	NewStar Financial, Inc.*	69
9	NGP Capital Resources Co.	74
2	Northeast Community Bancorp, Inc.	14
97	Northern Trust Corp.	5,169
8	Northfield Bancorp, Inc.	112

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3	Northrim BanCorp, Inc.	$48
27	NorthStar Realty Finance Corp. (REIT)	115
16	Northwest Bancshares, Inc.	189
1	Norwood Financial Corp.	27
2	NYMAGIC, Inc.	32
105	NYSE Euronext	2,770
5	OceanFirst Financial Corp.	51
23	Ocwen Financial Corp.*	249
2	Ohio Valley Banc Corp.	45
35	Old National Bancorp/IN	398
1	Old Point Financial Corp.	14
97	Old Republic International Corp.	1,095
4	Old Second Bancorp, Inc.	27
33	Omega Healthcare Investors, Inc. (REIT)	626
9	OneBeacon Insurance Group Ltd., Class A	137
4	Oppenheimer Holdings Inc., Class A	100
17	optionsXpress Holdings, Inc.	269
10	Oriental Financial Group, Inc.	110
4	Oritani Financial Corp.	63
2	Orrstown Financial Services, Inc.	70
19	Pacific Capital Bancorp N.A.	23
7	Pacific Continental Corp.	71
11	PacWest Bancorp	223
4	Park National Corp.	213
9	Parkway Properties, Inc./MD (REIT)	149
33	PartnerRe Ltd.	2,627
4	Peapack Gladstone Financial Corp.	50
10	PennantPark Investment Corp.	102
2	Penns Woods Bancorp, Inc.	65
16	Pennsylvania Real Estate Investment Trust (REIT)	161
6	PennyMac Mortgage Investment Trust (REIT)*	99
8	Penson Worldwide, Inc.*	75
4	Peoples Bancorp, Inc./OH	58
2	Peoples Financial Corp./MS	31
150	People’s United Financial, Inc.	2,366
22	PHH Corp.*	407
47	Phoenix Cos, Inc. (The)*	111
9	Pico Holdings, Inc.*	306
13	Pinnacle Financial Partners, Inc.*	196
8	Piper Jaffray Cos.*	346
21	Platinum Underwriters Holdings Ltd.	785
66	Plum Creek Timber Co., Inc. (REIT)	2,358
13	PMA Capital Corp., Class A*	74
29	PMI Group, Inc. (The)*	81
209	PNC Financial Services Group, Inc.	11,236
258	Popular, Inc.	498
1	Porter Bancorp, Inc.	12
6	Portfolio Recovery Associates, Inc.*	320
20	Post Properties, Inc. (REIT)	385
16	Potlatch Corp. (REIT)	528
9	PremierWest Bancorp*	5
8	Presidential Life Corp.	78
7	Primus Guaranty Ltd.*	29
126	Principal Financial Group, Inc.	2,924
21	PrivateBancorp, Inc.	273
13	ProAssurance Corp.*	693
275	Progressive Corp. (The)	4,716
191	ProLogis (REIT)	2,462
25	Prospect Capital Corp.	291
19	Prosperity Bancshares, Inc.	795
35	Protective Life Corp.	643
24	Provident Financial Services, Inc.	263
14	Provident New York Bancorp	122
2	Prudential Bancorp, Inc. of Pennsylvania	20
186	Prudential Financial, Inc.	9,748
7	PS Business Parks, Inc. (REIT)	343
54	Public Storage (REIT)	4,438
3	Pzena Investment Management, Inc., Class A*	18
1	QC Holdings, Inc.	5
33	Radian Group, Inc.	324
30	RAIT Financial Trust (REIT)*	51
10	Ramco-Gershenson Properties Trust (REIT)	100
40	Raymond James Financial, Inc.	1,034
32	Rayonier, Inc. (REIT)	1,330
42	Realty Income Corp. (REIT)	1,176
31	Redwood Trust, Inc. (REIT)	442
36	Regency Centers Corp. (REIT)	1,248
467	Regions Financial Corp.	3,152
29	Reinsurance Group of America, Inc.	1,378
25	RenaissanceRe Holdings Ltd.	1,384
9	Renasant Corp.	137
4	Republic Bancorp, Inc./KY, Class A	67
3	Republic First Bancorp, Inc.*	12
5	Resource America, Inc., Class A	21
12	Resource Capital Corp. (REIT)	76
3	Rewards Network, Inc.	44
9	Riskmetrics Group, Inc.*	168
8	RLI Corp.	426
3	Rockville Financial, Inc.	32
3	Roma Financial Corp.	37
5	S Y Bancorp, Inc.	110
10	S&T Bancorp, Inc.	177
8	Safeguard Scientifics, Inc.*	94
5	Safety Insurance Group, Inc.	186
8	Sanders Morris Harris Group, Inc.	41
7	Sandy Spring Bancorp, Inc.	99
2	Santander BanCorp*	24
3	Saul Centers, Inc. (REIT)	107
5	SCBT Financial Corp.	182
9	SeaBright Insurance Holdings, Inc.*	95
49	SEI Investments Co.	863
21	Selective Insurance Group, Inc.	340
51	Senior Housing Properties Trust (REIT)	1,060
3	Shore Bancshares, Inc.	34
4	Sierra Bancorp	41
16	Signature Bank/NY*	596
7	Simmons First National Corp., Class A	186
97	Simon Property Group, Inc. (REIT)	7,594
31	SL Green Realty Corp. (REIT)	1,583
189	SLM Corp.*	2,113
6	Smithtown Bancorp, Inc.	26
87	South Financial Group, Inc. (The)	50
5	Southside Bancshares, Inc.	100
6	Southwest Bancorp, Inc./OK	47
11	Sovran Self Storage, Inc. (REIT)	349
37	St. Joe Co. (The)*	1,018
20	StanCorp Financial Group, Inc.	860
19	Starwood Property Trust, Inc. (REIT)	356
6	State Auto Financial Corp.	110
6	State Bancorp, Inc./NY	44
200	State Street Corp.	8,982
9	StellarOne Corp.	106
7	Sterling Bancorp/NY	57
33	Sterling Bancshares, Inc./TX	156
21	Sterling Financial Corp./WA*	15
7	Stewart Information Services Corp.	98
12	Stifel Financial Corp.*	656
30	Strategic Hotels & Resorts, Inc. (REIT)*	81
2	Student Loan Corp. (The)	72

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4	Suffolk Bancorp	$114
5	Sun Bancorp, Inc./NJ*	17
7	Sun Communities, Inc. (REIT)	135
40	Sunstone Hotel Investors, Inc. (REIT)*	358
202	SunTrust Banks, Inc.	4,810
35	Susquehanna Bancshares, Inc.	292
17	SVB Financial Group*	758
11	SWS Group, Inc.	133
153	Synovus Financial Corp.	436
103	T. Rowe Price Group, Inc.	5,221
16	Tanger Factory Outlet Centers (REIT)	667
21	Taubman Centers, Inc. (REIT)	813
52	TCF Financial Corp.	751
106	TD Ameritrade Holding Corp.*	1,854
4	Tejon Ranch Co.*	130
5	Territorial Bancorp, Inc.	99
14	Texas Capital Bancshares, Inc.*	236
34	TFS Financial Corp.	437
8	Thomas Weisel Partners Group, Inc.*	32
11	TICC Capital Corp.	66
4	Tompkins Financial Corp.	154
33	Torchmark Corp.	1,535
2	Tower Bancorp, Inc.	52
18	Tower Group, Inc.	410
8	TowneBank/VA	98
13	TradeStation Group, Inc.*	90
11	Transatlantic Holdings, Inc.	547
1	Transcontinental Realty Investors, Inc.*	12
207	Travelers Cos., Inc. (The)	10,886
3	Tree.com, Inc.*	25
4	Triangle Capital Corp.	53
6	Trico Bancshares	110
31	TrustCo Bank Corp NY	188
26	Trustmark Corp.	593
767	U.S. Bancorp	18,876
5	U.S. Global Investors, Inc., Class A	48
61	UDR, Inc. (REIT)	1,025
13	UMB Financial Corp.	498
4	UMH Properties, Inc. (REIT)	32
35	Umpqua Holdings Corp.	437
7	Union First Market Bankshares Corp.	88
15	United America Indemnity Ltd., Class A*	121
15	United Bankshares, Inc.	369
33	United Community Banks, Inc./GA*	137
7	United Financial Bancorp, Inc.	92
9	United Fire & Casualty Co.	153
2	United Security Bancshares, Inc./AL	29
17	Unitrin, Inc.	411
4	Universal Health Realty Income Trust (REIT)	135
5	Universal Insurance Holdings, Inc.	30
7	Univest Corp. of Pennsylvania	122
134	Unum Group	2,789
8	Urstadt Biddle Properties, Inc., Class A (REIT)	126
32	U-Store-It Trust (REIT)	208
38	Validus Holdings Ltd.	1,064
62	Valley National Bancorp	893
63	Ventas, Inc. (REIT)	2,784
4	ViewPoint Financial Group	58
2	Virtus Investment Partners, Inc.*	41
62	Vornado Realty Trust (REIT)	4,075
54	W. R. Berkley Corp.	1,390
35	Waddell & Reed Financial, Inc., Class A	1,151
9	Walter Investment Management Corp. (REIT)	130
6	Washington Banking Co.	72
45	Washington Federal, Inc.	877
24	Washington Real Estate Investment Trust (REIT)	669
6	Washington Trust Bancorp, Inc.	102
3	Waterstone Financial, Inc.*	7
28	Webster Financial Corp.	448
42	Weingarten Realty Investors (REIT)	865
2,092	Wells Fargo & Co.	57,195
9	WesBanco, Inc.	136
1	Wesco Financial Corp.	376
6	West Bancorp., Inc.	31
12	Westamerica Bancorp.	659
19	Western Alliance Bancorp.*	109
13	Westfield Financial, Inc.	108
2	Westwood Holdings Group, Inc.	77
3	White Mountains Insurance Group Ltd.	1,040
39	Whitney Holding Corp./LA	501
2	Wilber Corp.	13
28	Wilmington Trust Corp.	404
8	Wilshire Bancorp, Inc.	75
6	Winthrop Realty Trust (REIT)	71
10	Wintrust Financial Corp.	340
7	World Acceptance Corp.*	293
3	WSFS Financial Corp.	92
138	XL Capital Ltd., Class A	2,521
7	Yadkin Valley Financial Corp.	27
15	Zenith National Insurance Corp.	571
61	Zions Bancorp.	1,131
		753,163
	Health Care - 10.5%

9	Abaxis, Inc.*	228
625	Abbott Laboratories	33,925
12	Abiomed, Inc.*	121
3	Abraxis Bioscience, Inc.*	97
11	Accelrys, Inc.*	69
16	Accuray, Inc.*	108
15	Acorda Therapeutics, Inc.*	453
3	Acura Pharmaceuticals, Inc.*	15
19	Adolor Corp.*	29
181	Aetna, Inc.	5,428
7	Affymax, Inc.*	131
29	Affymetrix, Inc.*	212
6	AGA Medical Holdings, Inc.*	80
4	Air Methods Corp.*	106
23	Akorn, Inc.*	35
9	Albany Molecular Research, Inc.*	81
36	Alexion Pharmaceuticals, Inc.*	1,783
24	Align Technology, Inc.*	434
38	Alkermes, Inc.*	435
123	Allergan, Inc.	7,187
11	Alliance HealthCare Services, Inc.*	55
18	Allied Healthcare International, Inc.*	50
29	Allos Therapeutics, Inc.*	226
25	Allscripts-Misys Healthcare Solutions, Inc.*	447
3	Almost Family, Inc.*	108
15	Alnylam Pharmaceuticals, Inc.*	261
13	Alphatec Holdings, Inc.*	67
8	AMAG Pharmaceuticals, Inc.*	305
11	Amedisys, Inc.*	634
3	America Service Group, Inc.	45
4	American Caresource Holdings, Inc.*	9
6	American Dental Partners, Inc.*	78
30	American Medical Systems Holdings, Inc.*	544

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
21	AMERIGROUP Corp.*	$552
115	AmerisourceBergen Corp.	3,225
409	Amgen, Inc.*	23,153
14	AMICAS, Inc.*	82
6	Amicus Therapeutics, Inc.*	20
13	AMN Healthcare Services, Inc.*	120
12	Amsurg Corp.*	248
57	Amylin Pharmaceuticals, Inc.*	1,077
5	Analogic Corp.	206
10	Angiodynamics, Inc.*	163
6	Ardea Biosciences, Inc.*	85
37	Arena Pharmaceuticals, Inc.*	112
44	Ariad Pharmaceuticals, Inc.*	112
17	Arqule, Inc.*	56
19	Array Biopharma, Inc.*	43
8	ARYx Therapeutics, Inc.*	10
4	Assisted Living Concepts, Inc., Class A*	111
14	athenahealth, Inc.*	516
1	Atrion Corp.	156
19	ATS Medical, Inc.*	50
19	Auxilium Pharmaceuticals, Inc.*	574
26	AVANIR Pharmaceuticals, Inc., Class A*	49
39	AVI BioPharma, Inc.*	56
244	Baxter International, Inc.	13,891
28	Beckman Coulter, Inc.	1,836
97	Becton, Dickinson and Co.	7,553
10	BioCryst Pharmaceuticals, Inc.*	64
6	Biodel, Inc.*	24
4	BioDelivery Sciences International, Inc.*	15
109	Biogen Idec, Inc.*	5,996
40	BioMarin Pharmaceutical, Inc.*	800
6	BioMimetic Therapeutics, Inc.*	70
8	Bio-Rad Laboratories, Inc., Class A*	747
5	Bio-Reference Labs, Inc.*	198
16	BioScrip, Inc.*	118
1	Biospecifics Technologies Corp.*	29
13	BMP Sunstone Corp.*	70
609	Boston Scientific Corp.*	4,714
7	Bovie Medical Corp.*	49
692	Bristol-Myers Squibb Co.	16,961
18	Brookdale Senior Living, Inc.*	324
20	Bruker Corp.*	250
40	C.R. Bard, Inc.	3,351
10	Cadence Pharmaceuticals, Inc.*	86
12	Cambrex Corp.*	45
5	Cantel Medical Corp.	98
9	Capital Senior Living Corp.*	42
4	Caraco Pharmaceutical Laboratories Ltd.*	17
8	Cardiac Science Corp.*	17
146	Cardinal Health, Inc.	4,960
10	CardioNet, Inc.*	60
4	Cardiovascular Systems, Inc.*	22
18	Cardium Therapeutics, Inc.*	11
73	CareFusion Corp.*	1,842
15	Catalyst Health Solutions, Inc.*	565
33	Celera Corp.*	198
186	Celgene Corp.*	11,071
232	Cell Therapeutics, Inc.*	155
10	Celldex Therapeutics, Inc.*	51
19	Centene Corp.*	340
30	Cephalon, Inc.*	2,060
23	Cepheid, Inc.*	347
27	Cerner Corp.*	2,240
27	Charles River Laboratories International, Inc.*	1,024
11	Chelsea Therapeutics International, Inc.*	30
9	Chemed Corp.	482
5	Chindex International, Inc.*	56
110	CIGNA Corp.	3,769
12	Clarient, Inc.*	26
5	Clinical Data, Inc.*	91
37	Community Health Systems, Inc.*	1,268
4	Computer Programs & Systems, Inc.	144
12	Conceptus, Inc.*	236
12	Conmed Corp.*	263
12	Continucare Corp.*	50
18	Cooper Cos., Inc. (The)	721
3	Cornerstone Therapeutics, Inc.*	15
3	Corvel Corp.*	97
26	Covance, Inc.*	1,472
60	Coventry Health Care, Inc.*	1,391
12	Cross Country Healthcare, Inc.*	118
11	CryoLife, Inc.*	78
23	Cubist Pharmaceuticals, Inc.*	484
3	Cumberland Pharmaceuticals, Inc.*	33
30	Curis, Inc.*	86
5	Cutera, Inc.*	47
11	Cyberonics, Inc.*	196
4	Cynosure, Inc., Class A*	40
15	Cypress Bioscience, Inc.*	79
18	Cytokinetics, Inc.*	55
12	Cytori Therapeutics, Inc.*	83
42	DaVita, Inc.*	2,588
13	Delcath Systems, Inc.*	69
54	Dendreon Corp.*	1,686
60	DENTSPLY International, Inc.	1,985
21	Depomed, Inc.*	58
20	DexCom, Inc.*	181
7	Dionex Corp.*	478
51	Discovery Laboratories, Inc.*	25
35	Durect Corp.*	84
29	Dyax Corp.*	101
23	Eclipsys Corp.*	428
23	Edwards Lifesciences Corp.*	2,112
9	Electro-Optical Sciences, Inc.*	88
410	Eli Lilly & Co.	14,079
11	Emdeon, Inc., Class A*	172
12	Emergency Medical Services Corp., Class A*	625
7	Emergent Biosolutions, Inc.*	103
8	Emeritus Corp.*	140
47	Endo Pharmaceuticals Holdings, Inc.*	1,069
20	Endologix, Inc.*	72
4	Ensign Group, Inc. (The)	67
9	EnteroMedics, Inc.*	5
13	Enzo Biochem, Inc.*	68
18	Enzon Pharmaceuticals, Inc.*	167
17	eResearchTechnology, Inc.*	103
30	ev3, Inc.*	436
3	Exactech, Inc.*	58
43	Exelixis, Inc.*	278
111	Express Scripts, Inc.*	10,657
10	Facet Biotech Corp.*	164
122	Forest Laboratories, Inc.*	3,645
6	Genomic Health, Inc.*	107
7	Genoptix, Inc.*	228
20	Gen-Probe, Inc.*	902
12	Gentiva Health Services, Inc.*	333
109	Genzyme Corp.*	6,235
36	Geron Corp.*	200
366	Gilead Sciences, Inc.*	17,425
9	Greatbatch, Inc.*	176

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
8	GTx, Inc.*	$32
10	Haemonetics Corp.*	535
27	Halozyme Therapeutics, Inc.*	148
10	Hanger Orthopedic Group, Inc.*	186
10	Hansen Medical, Inc.*	23
10	Harvard Bioscience, Inc.*	35
10	Health Grades, Inc.*	53
100	Health Management Associates, Inc., Class A*	729
42	Health Net, Inc.*	970
38	HealthSouth Corp.*	657
20	Healthspring, Inc.*	368
14	Healthways, Inc.*	210
2	HeartWare International, Inc.*	77
50	Hemispherx Biopharma, Inc.*	34
36	Henry Schein, Inc.*	2,046
25	Hill-Rom Holdings, Inc.	656
3	Hi-Tech Pharmacal Co., Inc.*	65
10	HMS Holdings Corp.*	460
104	Hologic, Inc.*	1,794
5	Home Diagnostics, Inc.*	58
65	Hospira, Inc.*	3,401
74	Human Genome Sciences, Inc.*	2,083
69	Humana, Inc.*	3,266
5	ICU Medical, Inc.*	172
13	Idenix Pharmaceuticals, Inc.*	35
9	Idera Pharmaceuticals, Inc.*	43
24	IDEXX Laboratories, Inc.*	1,267
50	Illumina, Inc.*	1,816
28	Immucor, Inc.*	541
23	Immunogen, Inc.*	152
26	Immunomedics, Inc.*	99
25	Impax Laboratories, Inc.*	385
35	Incyte Corp.*	373
7	Infinity Pharmaceuticals, Inc.*	43
51	Insmed, Inc.*	53
25	Inspire Pharmaceuticals, Inc.*	154
14	Insulet Corp.*	206
8	Integra LifeSciences Holdings Corp.*	318
18	InterMune, Inc.*	247
15	Intuitive Surgical, Inc.*	5,207
12	Invacare Corp.	327
14	inVentiv Health, Inc.*	205
33	Inverness Medical Innovations, Inc.*	1,288
7	IPC The Hospitalist Co., Inc.*	231
7	IRIS International, Inc.*	80
38	Isis Pharmaceuticals, Inc.*	336
13	ISTA Pharmaceuticals, Inc.*	46
21	Javelin Pharmaceuticals, Inc.*	31
1,114	Johnson & Johnson	70,182
6	Kendle International, Inc.*	102
3	Kensey Nash Corp.*	66
16	Kindred Healthcare, Inc.*	279
25	Kinetic Concepts, Inc.*	1,048
100	King Pharmaceuticals, Inc.*	1,125
15	KV Pharmaceutical Co., Class A*	47
44	Laboratory Corp. of America Holdings*	3,226
4	Landauer, Inc.	243
4	Lannett Co., Inc.*	19
7	LCA-Vision, Inc.*	56
42	Lexicon Pharmaceuticals, Inc.*	75
6	LHC Group, Inc.*	181
71	Life Technologies Corp.*	3,604
22	LifePoint Hospitals, Inc.*	671
46	Ligand Pharmaceuticals, Inc., Class B*	81
28	Lincare Holdings, Inc.*	1,124
17	Luminex Corp.*	249
14	Magellan Health Services, Inc.*	587
7	MAKO Surgical Corp.*	93
23	MannKind Corp.*	230
4	MAP Pharmaceuticals, Inc.*	55
13	Martek Biosciences Corp.*	258
20	Masimo Corp.*	554
4	Matrixx Initiatives, Inc.*	18
10	Maxygen, Inc.*	54
110	McKesson Corp.	6,506
16	MedAssets, Inc.*	346
6	Medcath Corp.*	41
195	Medco Health Solutions, Inc.*	12,332
6	Medical Action Industries, Inc.*	75
21	Medicines Co. (The)*	162
24	Medicis Pharmaceutical Corp., Class A	540
3	Medidata Solutions, Inc.*	46
12	Medivation, Inc.*	432
18	Mednax, Inc.*	963
4	MedQuist, Inc.	31
452	Medtronic, Inc.	19,617
1,232	Merck & Co., Inc.	45,436
14	Merge Healthcare, Inc.*	30
16	Meridian Bioscience, Inc.	355
11	Merit Medical Systems, Inc.*	162
9	Metabolix, Inc.*	86
15	Metropolitan Health Networks, Inc.*	37
14	Mettler-Toledo International, Inc.*	1,392
23	Micromet, Inc.*	171
6	Micrus Endovascular Corp.*	121
15	MiddleBrook Pharmaceuticals, Inc.*	7
22	Millipore Corp.*	2,077
7	Molecular Insight Pharmaceuticals, Inc.*	9
5	Molina Healthcare, Inc.*	107
16	Momenta Pharmaceuticals, Inc.*	234
4	MWI Veterinary Supply, Inc.*	165
123	Mylan, Inc.*	2,625
39	Myriad Genetics, Inc.*	897
10	Myriad Pharmaceuticals, Inc.*	48
21	Nabi Biopharmaceuticals*	110
5	Nanosphere, Inc.*	18
3	National Healthcare Corp.	110
1	National Research Corp.	20
11	Natus Medical, Inc.*	148
37	Nektar Therapeutics*	458
8	Neogen Corp.*	194
16	Neurocrine Biosciences, Inc.*	42
4	NeurogesX, Inc.*	30
8	Nighthawk Radiology Holdings, Inc.*	24
8	NovaMed, Inc.*	30
29	Novavax, Inc.*	63
19	NPS Pharmaceuticals, Inc.*	63
15	NuVasive, Inc.*	599
9	NxStage Medical, Inc.*	96
7	Obagi Medical Products, Inc.*	72
13	Odyssey HealthCare, Inc.*	228
3	Omeros Corp.*	17
48	Omnicare, Inc.	1,299
13	Omnicell, Inc.*	176
2	OncoGenex Pharmaceutical, Inc.*	33
25	Onyx Pharmaceuticals, Inc.*	694
18	Opko Health, Inc.*	36
12	Optimer Pharmaceuticals, Inc.*	143
19	OraSure Technologies, Inc.*	104
11	Orexigen Therapeutics, Inc.*	69
7	Orthofix International N.V.*	239
27	Orthovita, Inc.*	104
23	OSI Pharmaceuticals, Inc.*	851

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
7	Osiris Therapeutics, Inc.*	$58
17	Owens & Minor, Inc.	759
15	OXiGENE, Inc.*	18
14	Pain Therapeutics, Inc.*	85
7	Palomar Medical Technologies, Inc.*	63
14	Par Pharmaceutical Cos., Inc.*	350
23	Parexel International Corp.*	463
41	Patterson Cos., Inc.*	1,217
48	PDL BioPharma, Inc.	336
47	PerkinElmer, Inc.	1,044
32	Perrigo Co.	1,586
3,258	Pfizer, Inc.	57,178
42	Pharmaceutical Product Development, Inc.	885
8	Pharmasset, Inc.*	170
12	PharMerica Corp.*	206
17	Phase Forward, Inc.*	203
11	Poniard Pharmaceuticals, Inc.*	17
11	Pozen, Inc.*	66
11	Progenics Pharmaceuticals, Inc.*	48
14	Protalix BioTherapeutics, Inc.*	95
4	Providence Service Corp. (The)*	48
24	PSS World Medical, Inc.*	506
23	Psychiatric Solutions, Inc.*	493
10	Quality Systems, Inc.	572
63	Quest Diagnostics, Inc.	3,575
23	Questcor Pharmaceuticals, Inc.*	108
10	Quidel Corp.*	131
12	RadNet, Inc.*	26
25	Regeneron Pharmaceuticals, Inc.*	611
10	RehabCare Group, Inc.*	278
12	Repligen Corp.*	40
6	Repros Therapeutics, Inc.*	5
10	Res-Care, Inc.*	91
30	ResMed, Inc.*	1,712
20	Rigel Pharmaceuticals, Inc.*	151
4	Rochester Medical Corp.*	52
7	Rockwell Medical Technologies, Inc.*	42
22	RTI Biologics, Inc.*	82
22	Salix Pharmaceuticals Ltd.*	628
18	Sangamo Biosciences, Inc.*	90
21	Santarus, Inc.*	88
27	Savient Pharmaceuticals, Inc.*	364
14	Sciclone Pharmaceuticals, Inc.*	46
34	Seattle Genetics, Inc.*	347
14	Select Medical Holdings Corp.*	115
25	Sequenom, Inc.*	162
12	SIGA Technologies, Inc.*	79
7	Sirona Dental Systems, Inc.*	251
8	Skilled Healthcare Group, Inc., Class A*	52
5	Somanetics Corp.*	84
7	SonoSite, Inc.*	207
13	Spectranetics Corp.*	86
17	Spectrum Pharmaceuticals, Inc.*	77
140	St. Jude Medical, Inc.*	5,351
48	StemCells, Inc.*	56
12	Stereotaxis, Inc.*	57
24	STERIS Corp.	759
137	Stryker Corp.	7,275
4	Sucampo Pharmaceuticals, Inc., Class A*	14
18	Sun Healthcare Group, Inc.*	160
18	Sunrise Senior Living, Inc.*	71
24	SuperGen, Inc.*	66
6	SurModics, Inc.*	116
14	Symmetry Medical, Inc.*	120
5	Synovis Life Technologies, Inc.*	70
7	Synta Pharmaceuticals Corp.*	27
20	Talecris Biotherapeutics Holdings Corp.*	428
15	Techne Corp.	959
16	Teleflex, Inc.	975
194	Tenet Healthcare Corp.*	1,022
22	Theravance, Inc.*	240
169	Thermo Fisher Scientific, Inc.*	8,242
23	Thoratec Corp.*	664
19	TomoTherapy, Inc.*	63
5	TranS1, Inc.*	16
3	Transcend Services, Inc.*	59
8	Triple-S Management Corp., Class B*	139
5	U.S. Physical Therapy, Inc.*	82
19	United Therapeutics Corp.*	1,091
481	UnitedHealth Group, Inc.	16,287
11	Universal American Corp.*	158
37	Universal Health Services, Inc., Class B	1,148
1	Utah Medical Products, Inc.	27
27	Valeant Pharmaceuticals International*	1,005
11	Vanda Pharmaceuticals, Inc.*	113
51	Varian Medical Systems, Inc.*	2,497
12	Varian, Inc.*	620
7	Vascular Solutions, Inc.*	63
34	VCA Antech, Inc.*	810
78	Vertex Pharmaceuticals, Inc.*	3,168
17	Vical, Inc.*	56
31	Viropharma, Inc.*	386
3	Virtual Radiologic Corp.*	30
6	Vital Images, Inc.*	95
32	Vivus, Inc.*	269
20	Volcano Corp.*	412
39	Waters Corp.*	2,327
43	Watson Pharmaceuticals, Inc.*	1,711
17	WellCare Health Plans, Inc.*	454
185	WellPoint, Inc.*	11,446
13	West Pharmaceutical Services, Inc.	506
15	Wright Medical Group, Inc.*	253
12	XenoPort, Inc.*	96
2	Young Innovations, Inc.	54
87	Zimmer Holdings, Inc.*	4,988
9	Zoll Medical Corp.*	233
19	Zymogenetics, Inc.*	101
		616,049
	Industrials - 9.0%

7	3D Systems Corp.*	99
281	3M Co.	22,522
9	A. O. Smith Corp.	408
11	A123 Systems, Inc.*	181
5	AAON, Inc.	105
16	AAR Corp.*	363
19	ABM Industries, Inc.	389
13	Acacia Research - Acacia Technologies*	129
22	ACCO Brands Corp.*	158
10	Aceto Corp.	52
27	Actuant Corp., Class A	489
17	Acuity Brands, Inc.	663
9	Administaff, Inc.	162
22	Advanced Battery Technologies, Inc.*	86
6	Advisory Board Co. (The)*	191
38	Aecom Technology Corp.*	1,030
5	Aerovironment, Inc.*	121
37	AGCO Corp.*	1,267
22	Air Transport Services Group, Inc.*	56
19	Aircastle Ltd.	185
54	AirTran Holdings, Inc.*	260
3	Alamo Group, Inc.	53
15	Alaska Air Group, Inc.*	525

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
11	Albany International Corp., Class A	$213
17	Alexander & Baldwin, Inc.	547
6	Allegiant Travel Co.*	313
13	Alliant Techsystems, Inc.*	1,033
11	Altra Holdings, Inc.*	127
4	Amerco, Inc.*	210
4	American Commercial Lines, Inc.*	93
4	American Railcar Industries, Inc.	38
15	American Reprographics Co.*	107
4	American Science & Engineering, Inc.	297
18	American Superconductor Corp.*	504
4	American Woodmark Corp.	75
4	Ameron International Corp.	275
43	AMETEK, Inc.	1,679
3	Ampco-Pittsburgh Corp.	77
134	AMR Corp.*	1,231
1	Amrep Corp.*	13
10	APAC Customer Services, Inc.*	52
11	Apogee Enterprises, Inc.	157
17	Applied Industrial Technologies, Inc.	383
5	Applied Signal Technology, Inc.	92
3	Argan, Inc.*	47
5	Argon ST, Inc.*	123
10	Arkansas Best Corp.	262
8	Armstrong World Industries, Inc.*	295
8	Ascent Solar Technologies, Inc.*	32
7	Astec Industries, Inc.*	170
4	Astronics Corp.*	35
8	ATC Technology Corp.*	179
8	Atlas Air Worldwide Holdings, Inc.*	361
46	Avery Dennison Corp.	1,454
41	Avis Budget Group, Inc.*	431
5	AZZ, Inc.	157
6	Badger Meter, Inc.	216
19	Baldor Electric Co.	597
19	Barnes Group, Inc.	305
3	Barrett Business Services, Inc.	36
38	BE Aerospace, Inc.*	984
18	Beacon Roofing Supply, Inc.*	313
19	Belden, Inc.	402
15	Blount International, Inc.*	165
5	BlueLinx Holdings, Inc.*	17
293	Boeing Co. (The)	18,506
15	Bowne & Co., Inc.	167
19	Brady Corp., Class A	532
20	Briggs & Stratton Corp.	350
19	Brink’s Co. (The)	484
14	Broadwind Energy, Inc.*	69
30	Bucyrus International, Inc.	1,877
17	Builders FirstSource, Inc.*	51
68	C.H. Robinson Worldwide, Inc.	3,626
4	CAI International, Inc.*	39
25	Carlisle Cos., Inc.	858
4	Cascade Corp.	110
243	Caterpillar, Inc.	13,863
18	CBIZ, Inc.*	112
5	CDI Corp.	71
9	Celadon Group, Inc.*	110
22	Cenveo, Inc.*	164
10	Ceradyne, Inc.*	225
11	Chart Industries, Inc.*	224
2	Chase Corp.	24
17	China BAK Battery, Inc.*	38
6	China Fire & Security Group, Inc.*	84
53	Cintas Corp.	1,314
7	CIRCOR International, Inc.	216
21	CLARCOR, Inc.	688
9	Clean Harbors, Inc.*	512
10	Colfax Corp.*	113
8	Columbus McKinnon Corp.*	115
16	Comfort Systems USA, Inc.	188
6	COMSYS IT Partners, Inc.*	105
4	Consolidated Graphics, Inc.*	178
56	Continental Airlines, Inc., Class B*	1,157
20	Con-way, Inc.	650
12	Copa Holdings S.A., Class A	653
27	Copart, Inc.*	963
4	Cornell Cos., Inc.*	75
14	Corporate Executive Board Co. (The)	320
47	Corrections Corp. of America*	1,006
8	CoStar Group, Inc.*	315
4	Courier Corp.	62
52	Covanta Holding Corp.*	876
4	CRA International, Inc.*	106
20	Crane Co.	633
158	CSX Corp.	7,499
6	Cubic Corp.	207
82	Cummins, Inc.	4,656
18	Curtiss-Wright Corp.	577
104	Danaher Corp.	7,693
171	Deere & Co.	9,798
312	Delta Air Lines, Inc.*	4,031
21	Deluxe Corp.	377
10	Diamond Management & Technology Consultants, Inc.	73
6	DigitalGlobe, Inc.*	143
12	Dollar Thrifty Automotive Group, Inc.*	360
31	Donaldson Co., Inc.	1,279
75	Dover Corp.	3,395
4	Ducommun, Inc.	70
21	Dun & Bradstreet Corp.	1,473
3	Duoyuan Printing, Inc.*	28
3	DXP Enterprises, Inc.*	32
16	Dycom Industries, Inc.*	144
4	Dynamex, Inc.*	70
5	Dynamic Materials Corp.	91
10	DynCorp International, Inc., Class A*	112
25	Eagle Bulk Shipping, Inc.*	131
2	Eastern Co. (The)	26
67	Eaton Corp.	4,564
27	EMCOR Group, Inc.*	622
304	Emerson Electric Co.	14,391
7	Encore Wire Corp.	141
21	Ener1, Inc.*	89
18	Energy Conversion Devices, Inc.*	130
14	Energy Recovery, Inc.*	90
31	EnergySolutions, Inc.	188
6	EnerNOC, Inc.*	159
16	EnerSys*	365
10	Ennis, Inc.	154
8	EnPro Industries, Inc.*	221
51	Equifax, Inc.	1,645
11	ESCO Technologies, Inc.	360
12	Esterline Technologies Corp.*	494
76	Evergreen Solar, Inc.*	85
86	Expeditors International of Washington, Inc.	3,136
6	Exponent, Inc.*	160
53	Fastenal Co.	2,352
20	Federal Signal Corp.	153
126	FedEx Corp.	10,680
21	First Solar, Inc.*	2,224
18	Flow International Corp.*	58
23	Flowserve Corp.	2,302

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
73	Fluor Corp.	$3,124
28	Force Protection, Inc.*	150
12	Forward Air Corp.	294
5	Franklin Covey Co.*	29
9	Franklin Electric Co., Inc.	257
5	FreightCar America, Inc.	106
21	FTI Consulting, Inc.*	772
7	Fuel Tech, Inc.*	46
29	FuelCell Energy, Inc.*	81
15	Furmanite Corp.*	54
6	Fushi Copperweld, Inc.*	55
7	G&K Services, Inc., Class A	175
21	Gardner Denver, Inc.	916
19	GATX Corp.	506
10	Genco Shipping & Trading Ltd.*	210
20	GenCorp, Inc.*	86
21	General Cable Corp.*	513
140	General Dynamics Corp.	10,157
4,279	General Electric Co.	68,721
15	Genesee & Wyoming, Inc., Class A*	478
21	Geo Group, Inc. (The)*	415
7	GeoEye, Inc.*	167
11	Gibraltar Industries, Inc.*	128
2	Global Defense Technology & Systems, Inc.*	27
50	Goodrich Corp.	3,282
6	Gorman-Rupp Co. (The)	141
6	GP Strategies Corp.*	47
24	Graco, Inc.	658
49	GrafTech International Ltd.*	612
4	Graham Corp.	65
14	Granite Construction, Inc.	387
16	Great Lakes Dredge & Dock Corp.	72
7	Greenbrier Cos., Inc.*	64
18	Griffon Corp.*	223
13	GT Solar International, Inc.*	77
11	H&E Equipment Services, Inc.*	107
6	Harbin Electric, Inc.*	114
32	Harsco Corp.	961
21	Hawaiian Holdings, Inc.*	163
17	Healthcare Services Group, Inc.	373
20	Heartland Express, Inc.	306
9	HEICO Corp.	429
7	Heidrick & Struggles International, Inc.	189
1	Heritage-Crystal Clean, Inc.*	8
5	Herley Industries, Inc.*	67
22	Herman Miller, Inc.	400
76	Hertz Global Holdings, Inc.*	714
39	Hexcel Corp.*	430
10	Hill International, Inc.*	53
18	HNI Corp.	428
301	Honeywell International, Inc.	12,088
12	Horizon Lines, Inc., Class A	48
7	Houston Wire & Cable Co.	86
15	HUB Group, Inc., Class A*	405
23	Hubbell, Inc., Class B	1,078
3	Hurco Cos., Inc.*	52
9	Huron Consulting Group, Inc.*	213
4	ICF International, Inc.*	94
33	IDEX Corp.	1,023
19	IHS, Inc., Class A*	984
10	II-VI, Inc.*	280
181	Illinois Tool Works, Inc.	8,239
10	Innerworkings, Inc.*	57
16	Insituform Technologies, Inc., Class A*	393
7	Insteel Industries, Inc.	71
2	Integrated Electrical Services, Inc.*	9
20	Interface, Inc., Class A	172
13	Interline Brands, Inc.*	230
2	International Shipholding Corp.	56
73	Iron Mountain, Inc.*	1,889
74	ITT Corp.	3,791
35	J.B. Hunt Transport Services, Inc.	1,242
50	Jacobs Engineering Group, Inc.*	1,940
102	JetBlue Airways Corp.*	539
11	John Bean Technologies Corp.	180
41	Joy Global, Inc.	2,083
5	Kadant, Inc.*	68
10	Kaman Corp.	240
37	Kansas City Southern*	1,269
13	Kaydon Corp.	423
65	KBR, Inc.	1,346
11	Kelly Services, Inc., Class A*	173
33	Kennametal, Inc.	860
12	Kforce, Inc.*	160
13	Kimball International, Inc., Class B	86
22	Kirby Corp.*	726
23	Knight Transportation, Inc.	454
19	Knoll, Inc.	228
18	Korn/Ferry International*	307
1	K-Tron International, Inc.*	149
4	L.B. Foster Co., Class A*	122
47	L-3 Communications Holdings, Inc.	4,297
5	LaBarge, Inc.*	60
6	Ladish Co., Inc.*	101
21	Landstar System, Inc.	838
2	Lawson Products, Inc.	35
8	Layne Christensen Co.*	221
19	Lennox International, Inc.	802
1	Lihua International, Inc.*	8
17	Lincoln Electric Holdings, Inc.	811
5	Lindsay Corp.	184
3	LMI Aerospace, Inc.*	38
129	Lockheed Martin Corp.	10,031
8	LSI Industries, Inc.	49
4	M&F Worldwide Corp.*	130
53	Manitowoc Co., Inc. (The)	618
32	Manpower, Inc.	1,649
6	Marten Transport Ltd.*	113
145	Masco Corp.	1,939
21	MasTec, Inc.*	278
92	McDermott International, Inc.*	2,102
10	McGrath RentCorp.	239
13	Metalico, Inc.*	71
6	Met-Pro Corp.	57
3	Michael Baker Corp.*	102
36	Microvision, Inc.*	79
7	Middleby Corp.*	325
4	Miller Industries, Inc.*	47
11	Mine Safety Appliances Co.	279
4	Mistras Group, Inc.*	55
14	Mobile Mini, Inc.*	190
51	Monster Worldwide, Inc.*	711
18	Moog, Inc., Class A*	611
17	MSC Industrial Direct Co., Class A	775
15	Mueller Industries, Inc.	336
62	Mueller Water Products, Inc., Class A	287
4	Multi-Color Corp.	51
7	MYR Group, Inc.*	111
2	NACCO Industries, Inc., Class A	94
20	Navigant Consulting, Inc.*	233
25	Navistar International Corp.*	979
36	NCI Building Systems, Inc.*	68
14	Nordson Corp.	921

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
148	Norfolk Southern Corp.	$7,612
5	North American Galvanizing & Coating, Inc.*	25
122	Northrop Grumman Corp.	7,474
4	Northwest Pipe Co.*	95
24	Odyssey Marine Exploration, Inc.*	30
11	Old Dominion Freight Line, Inc.*	338
1	Omega Flex, Inc.	10
15	On Assignment, Inc.*	99
23	Orbital Sciences Corp.*	424
7	Orion Energy Systems, Inc.*	36
11	Orion Marine Group, Inc.*	193
36	Oshkosh Corp.*	1,372
14	Otter Tail Corp.	280
35	Owens Corning*	824
147	PACCAR, Inc.	5,196
14	Pacer International, Inc.*	67
48	Pall Corp.	1,895
65	Parker Hannifin Corp.	3,920
1	Patriot Transportation Holding, Inc.*	89
40	Pentair, Inc.	1,302
22	Perma-Fix Environmental Services*	42
7	Pike Electric Corp.*	59
83	Pitney Bowes, Inc.	1,901
5	PMFG, Inc.*	70
9	Polypore International, Inc.*	135
3	Portec Rail Products, Inc.	35
3	Powell Industries, Inc.*	86
31	Power-One, Inc.*	117
7	PowerSecure International, Inc.*	52
57	Precision Castparts Corp.	6,427
1	Preformed Line Products Co.	36
3	Primoris Services Corp.	25
15	Quanex Building Products Corp.	234
85	Quanta Services, Inc.*	1,615
83	R.R. Donnelley & Sons Co.	1,651
9	RailAmerica, Inc.*	107
6	Raven Industries, Inc.	176
159	Raytheon Co.	8,942
9	RBC Bearings, Inc.*	228
14	Regal-Beloit Corp.	790
14	Republic Airways Holdings, Inc.*	85
130	Republic Services, Inc.	3,658
18	Resources Connection, Inc.*	307
11	Robbins & Myers, Inc.	266
62	Robert Half International, Inc.	1,730
57	Rockwell Automation, Inc.	3,083
64	Rockwell Collins, Inc.	3,602
18	Rollins, Inc.	383
37	Roper Industries, Inc.	2,051
20	RSC Holdings, Inc.*	141
13	Rush Enterprises, Inc., Class A*	142
23	Ryder System, Inc.	812
5	Saia, Inc.*	63
28	Satcon Technology Corp.*	66
5	Sauer-Danfoss, Inc.*	60
6	Schawk, Inc.	79
8	School Specialty, Inc.*	171
34	Shaw Group, Inc. (The)*	1,180
15	Simpson Manufacturing Co., Inc.	369
22	Skywest, Inc.	325
4	SmartHeat, Inc.*	48
23	Snap-On, Inc.	971
299	Southwest Airlines Co.	3,761
21	Spherion Corp.*	165
42	Spirit Aerosystems Holdings, Inc., Class A*	803
20	SPX Corp.	1,190
3	Standard Parking Corp.*	49
7	Standard Register Co. (The)	39
5	Standex International Corp.	125
32	Stanley Works (The)	1,832
5	Stanley, Inc.*	126
29	Steelcase, Inc., Class A	191
34	Stericycle, Inc.*	1,876
6	Sterling Construction Co., Inc.*	118
5	Sun Hydraulics Corp.	121
39	SunPower Corp., Class A*	731
16	SYKES Enterprises, Inc.*	390
6	TAL International Group, Inc.	109
25	Taser International, Inc.*	189
8	Team, Inc.*	145
7	Tecumseh Products Co., Class A*	88
15	Teledyne Technologies, Inc.*	565
8	Tennant Co.	191
43	Terex Corp.*	837
24	Tetra Tech, Inc.*	502
4	Textainer Group Holdings Ltd.	83
109	Textron, Inc.	2,171
21	Thomas & Betts Corp.*	758
39	Timken Co.	1,023
14	Titan International, Inc.	116
5	Titan Machinery, Inc.*	60
2	Todd Shipyards Corp.	31
14	Toro Co.	616
17	Towers Watson & Co., Class A	751
16	TransDigm Group, Inc.	804
12	Tredegar Corp.	201
6	Trex Co., Inc.*	120
6	Trimas Corp.*	37
32	Trinity Industries, Inc.	539
7	Triumph Group, Inc.	366
18	TrueBlue, Inc.*	239
10	Tutor Perini Corp.*	198
3	Twin Disc, Inc.	33
68	UAL Corp.*	1,166
5	Ultralife Corp.*	20
9	Ultrapetrol Bahamas Ltd.*	46
204	Union Pacific Corp.	13,743
1	United Capital Corp.*	23
279	United Parcel Service, Inc., Class B	16,388
24	United Rentals, Inc.*	181
10	United Stationers, Inc.*	571
338	United Technologies Corp.	23,204
8	Universal Forest Products, Inc.	282
2	Universal Truckload Services, Inc.	36
34	URS Corp.*	1,581
65	US Airways Group, Inc.*	476
7	US Ecology, Inc.	104
3	USA Truck, Inc.*	40
17	USG Corp.*	229
40	UTi Worldwide, Inc.	597
20	Valence Technology, Inc.*	19
9	Valmont Industries, Inc.	641
40	Verisk Analytics, Inc., Class A*	1,132
8	Viad Corp.	153
8	Vicor Corp.*	76
5	Volt Information Sciences, Inc.*	53
2	VSE Corp.	85
25	W.W. Grainger, Inc.	2,541
32	Waste Connections, Inc.*	1,076
199	Waste Management, Inc.	6,571
7	Waste Services, Inc.*	71
11	Watsco, Inc.	636

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
12	Watts Water Technologies, Inc., Class A	$350
17	Werner Enterprises, Inc.	379
17	WESCO International, Inc.*	491
19	Westinghouse Air Brake Technologies Corp.	725
2	Willis Lease Finance Corp.*	34
24	Woodward Governor Co.	691
39	YRC Worldwide, Inc.*	18
		525,382
	Information Technology - 15.3%

157	3Com Corp.*	1,198
11	3PAR, Inc.*	102
14	ACI Worldwide, Inc.*	255
16	Acme Packet, Inc.*	267
11	Actel Corp.*	141
19	ActivIdentity Corp.*	47
226	Activision Blizzard, Inc.	2,402
18	Actuate Corp.*	96
27	Acxiom Corp.*	455
49	Adaptec, Inc.*	151
39	ADC Telecommunications, Inc.*	247
212	Adobe Systems, Inc.*	7,346
22	ADTRAN, Inc.	514
17	Advanced Analogic Technologies, Inc.*	56
13	Advanced Energy Industries, Inc.*	189
226	Advanced Micro Devices, Inc.*	1,788
6	Advent Software, Inc.*	242
139	Agilent Technologies, Inc.*	4,373
6	Agilysys, Inc.	66
10	Airvana, Inc.*	76
70	Akamai Technologies, Inc.*	1,841
21	Alliance Data Systems Corp.*	1,164
119	Altera Corp.	2,907
78	Amdocs Ltd.*	2,268
9	American Software, Inc., Class A	52
44	Amkor Technology, Inc.*	265
69	Amphenol Corp., Class A	2,874
26	Anadigics, Inc.*	107
118	Analog Devices, Inc.	3,450
6	Anaren, Inc.*	74
3	Ancestry.com, Inc.*	48
12	Anixter International, Inc.*	501
35	ANSYS, Inc.*	1,535
44	AOL, Inc.*	1,090
361	Apple, Inc.*	73,868
537	Applied Materials, Inc.	6,573
27	Applied Micro Circuits Corp.*	241
3	Archipelago Learning, Inc.*	54
7	ArcSight, Inc.*	188
35	Ariba, Inc.*	420
50	Arris Group, Inc.*	516
48	Arrow Electronics, Inc.*	1,354
51	Art Technology Group, Inc.*	202
24	Aruba Networks, Inc.*	282
13	AsiaInfo Holdings, Inc.*	317
26	Atheros Communications, Inc.*	933
182	Atmel Corp.*	821
13	ATMI, Inc.*	219
92	Autodesk, Inc.*	2,565
203	Automatic Data Processing, Inc.	8,447
24	Aviat Networks, Inc.*	148
11	Avid Technology, Inc.*	148
61	Avnet, Inc.*	1,684
20	AVX Corp.	246
4	Bel Fuse, Inc., Class B	91
26	Benchmark Electronics, Inc.*	515
14	BigBand Networks, Inc.*	40
7	Black Box Corp.	202
18	Blackbaud, Inc.	419
13	Blackboard, Inc.*	508
16	Blue Coat Systems, Inc.*	464
75	BMC Software, Inc.*	2,763
10	Bottomline Technologies, Inc.*	159
20	Brightpoint, Inc.*	143
199	Broadcom Corp., Class A	6,233
57	Broadridge Financial Solutions, Inc.	1,199
178	Brocade Communications Systems, Inc.*	1,036
26	Brooks Automation, Inc.*	225
159	CA, Inc.	3,577
9	Cabot Microelectronics Corp.*	319
12	CACI International, Inc., Class A*	595
106	Cadence Design Systems, Inc.*	604
10	Callidus Software, Inc.*	34
3	Cass Information Systems, Inc.	91
15	Cavium Networks, Inc.*	358
8	Ceva, Inc.*	94
16	Checkpoint Systems, Inc.*	330
11	China Information Security Technology, Inc.*	54
18	China Security & Surveillance Technology, Inc.*	124
3	China TransInfo Technology Corp.*	24
12	Chordiant Software, Inc.*	44
28	Ciber, Inc.*	104
37	Ciena Corp.*	531
26	Cirrus Logic, Inc.*	186
2,331	Cisco Systems, Inc.*	56,713
73	Citrix Systems, Inc.*	3,140
17	Cogent, Inc.*	168
16	Cognex Corp.	302
118	Cognizant Technology Solutions Corp., Class A*	5,679
9	Cogo Group, Inc.*	63
9	Coherent, Inc.*	286
9	Cohu, Inc.	121
38	CommScope, Inc.*	969
2	Communications Systems, Inc.	24
17	CommVault Systems, Inc.*	372
7	Compellent Technologies, Inc.*	109
61	Computer Sciences Corp.*	3,159
6	Computer Task Group, Inc.*	45
98	Compuware Corp.*	734
9	comScore, Inc.*	140
11	Comtech Telecommunications Corp.*	348
9	Comverge, Inc.*	87
16	Concur Technologies, Inc.*	629
10	Constant Contact, Inc.*	187
40	Convergys Corp.*	494
628	Corning, Inc.	11,072
3	CPI International, Inc.*	37
14	Cray, Inc.*	73
42	Cree, Inc.*	2,849
14	CSG Systems International, Inc.*	282
14	CTS Corp.	111
28	Cybersource Corp.*	480
12	Cymer, Inc.*	376
63	Cypress Semiconductor Corp.*	746
14	Daktronics, Inc.	106
6	DDi Corp.*	30
15	DealerTrack Holdings, Inc.*	213
692	Dell, Inc.*	9,155
7	Deltek, Inc.*	54
8	DemandTec, Inc.*	47

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
8	DG FastChannel, Inc.*	$259
6	Dice Holdings, Inc.*	40
27	Diebold, Inc.	782
10	Digi International, Inc.*	101
15	Digital River, Inc.*	394
14	Diodes, Inc.*	275
13	DivX, Inc.*	79
21	Dolby Laboratories, Inc., Class A*	1,119
7	Double-Take Software, Inc.*	62
9	DSP Group, Inc.*	66
16	DST Systems, Inc.*	615
7	DTS, Inc.*	224
3	Dynamics Research Corp.*	31
43	Earthlink, Inc.	359
452	eBay, Inc.*	10,405
9	Ebix, Inc.*	131
13	Echelon Corp.*	107
2	Echo Global Logistics, Inc.*	23
15	EchoStar Corp., Class A*	302
7	Electro Rent Corp.	81
11	Electro Scientific Industries, Inc.*	138
131	Electronic Arts, Inc.*	2,172
18	Electronics for Imaging, Inc.*	213
3	eLoyalty Corp.*	15
813	EMC Corp.*	14,219
30	Emcore Corp.*	35
6	EMS Technologies, Inc.*	82
34	Emulex Corp.*	432
53	Entegris, Inc.*	237
21	Entropic Communications, Inc.*	76
19	Epicor Software Corp.*	163
13	EPIQ Systems, Inc.*	151
1	ePlus, Inc.*	16
15	Equinix, Inc.*	1,417
20	Euronet Worldwide, Inc.*	362
14	Exar Corp.*	103
6	ExlService Holdings, Inc.*	103
36	Extreme Networks*	99
32	F5 Networks, Inc.*	1,786
17	Factset Research Systems, Inc.	1,125
20	Fair Isaac Corp.	459
50	Fairchild Semiconductor International, Inc.*	516
14	FalconStor Software, Inc.*	50
7	FARO Technologies, Inc.*	168
15	FEI Co.*	319
133	Fidelity National Information Services, Inc.	2,998
63	Fiserv, Inc.*	3,038
61	FLIR Systems, Inc.*	1,635
20	Formfactor, Inc.*	329
6	Forrester Research, Inc.*	180
5	Fortinet, Inc.*	86
27	Gartner, Inc.*	642
25	Genpact Ltd.*	377
15	Global Cash Access Holdings, Inc.*	112
32	Global Payments, Inc.	1,370
8	Globecomm Systems, Inc.*	61
97	Google, Inc., Class A*	51,100
8	GSE Systems, Inc.*	46
12	GSI Commerce, Inc.*	300
7	GSI Technology, Inc.*	31
16	Hackett Group, Inc. (The)*	44
39	Harmonic, Inc.*	256
54	Harris Corp.	2,442
15	Heartland Payment Systems, Inc.	229
34	Hewitt Associates, Inc., Class A*	1,292
966	Hewlett-Packard Co.	49,063
9	Hittite Microwave Corp.*	376
4	Hughes Communications, Inc.*	113
39	IAC/InterActiveCorp*	873
5	ICx Technologies, Inc.*	33
9	iGate Corp.	82
12	Imation Corp.*	110
3	Imergent, Inc.	21
11	Immersion Corp.*	45
34	Infinera Corp.*	258
14	infoGROUP, Inc.*	112
35	Informatica Corp.*	893
10	Information Services Group, Inc.*	30
14	Infospace, Inc.*	141
65	Ingram Micro, Inc., Class A*	1,150
9	Innodata Isogen, Inc.*	44
19	Insight Enterprises, Inc.*	243
7	Integral Systems, Inc.*	60
67	Integrated Device Technology, Inc.*	366
2,257	Intel Corp.	46,336
5	Interactive Intelligence, Inc.*	98
18	InterDigital, Inc.*	462
25	Intermec, Inc.*	356
21	Internap Network Services Corp.*	106
534	International Business Machines Corp.	67,903
29	International Rectifier Corp.*	587
11	Internet Brands, Inc., Class A*	91
15	Internet Capital Group, Inc.*	102
49	Intersil Corp., Class A	727
9	Intevac, Inc.*	128
131	Intuit, Inc.*	4,239
20	Ipass, Inc.*	21
9	IPG Photonics Corp.*	142
10	Isilon Systems, Inc.*	74
16	Itron, Inc.*	1,071
13	Ixia*	101
10	IXYS Corp.*	85
18	j2 Global Communications, Inc.*	391
76	Jabil Circuit, Inc.	1,153
34	Jack Henry & Associates, Inc.	768
12	JDA Software Group, Inc.*	340
85	JDS Uniphase Corp.*	912
211	Juniper Networks, Inc.*	5,904
9	Kenexa Corp.*	89
5	Keynote Systems, Inc.	53
69	KLA-Tencor Corp.	2,010
12	Knot, Inc. (The)*	92
27	Kopin Corp.*	103
28	Kulicke & Soffa Industries, Inc.*	184
6	KVH Industries, Inc.*	73
30	L-1 Identity Solutions, Inc.*	256
51	Lam Research Corp.*	1,729
47	Lattice Semiconductor Corp.*	135
56	Lawson Software, Inc.*	337
39	Lender Processing Services, Inc.	1,489
32	Lexmark International, Inc., Class A*	1,079
13	Limelight Networks, Inc.*	48
90	Linear Technology Corp.	2,445
23	Lionbridge Technologies, Inc.*	74
6	Liquidity Services, Inc.*	74
9	Littelfuse, Inc.*	320
17	LivePerson, Inc.*	118
3	LogMeIn, Inc.*	56
8	LoopNet, Inc.*	76
4	Loral Space & Communications, Inc.*	130
262	LSI Corp.*	1,412
9	Manhattan Associates, Inc.*	227

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
9	Mantech International Corp., Class A*	$444
8	Marchex, Inc., Class B	41
208	Marvell Technology Group Ltd.*	4,019
34	Mastercard, Inc., Class A	7,629
123	Maxim Integrated Products, Inc.	2,278
7	MAXIMUS, Inc.	403
9	Maxwell Technologies, Inc.*	125
63	McAfee, Inc.*	2,500
6	Measurement Specialties, Inc.*	85
90	MEMC Electronic Materials, Inc.*	1,090
6	MEMSIC, Inc.*	22
38	Mentor Graphics Corp.*	316
10	MercadoLibre, Inc.*	411
9	Mercury Computer Systems, Inc.*	110
15	Methode Electronics, Inc.	187
18	Micrel, Inc.	177
74	Microchip Technology, Inc.	2,002
342	Micron Technology, Inc.*	3,099
32	MICROS Systems, Inc.*	961
33	Microsemi Corp.*	512
3,115	Microsoft Corp.	89,276
4	MicroStrategy, Inc., Class A*	355
21	Microtune, Inc.*	50
18	MIPS Technologies, Inc.*	76
20	MKS Instruments, Inc.*	361
18	ModusLink Global Solutions, Inc.*	178
53	Molex, Inc.	1,084
33	MoneyGram International, Inc.*	91
14	Monolithic Power Systems, Inc.*	284
9	Monotype Imaging Holdings, Inc.*	86
926	Motorola, Inc.*	6,260
62	Move, Inc.*	97
7	MTS Systems Corp.	191
4	Multi-Fineline Electronix, Inc.*	87
23	National Instruments Corp.	727
93	National Semiconductor Corp.	1,347
3	NCI, Inc., Class A*	84
64	NCR Corp.*	808
16	Ness Technologies, Inc.*	91
13	Net 1 UEPS Technologies, Inc.*	229
134	NetApp, Inc.*	4,021
19	Netezza Corp.*	174
14	Netgear, Inc.*	355
10	Netlogic Microsystems, Inc.*	542
10	Netscout Systems, Inc.*	146
7	NetSuite, Inc.*	87
12	Network Equipment Technologies, Inc.*	61
29	NeuStar, Inc., Class A*	672
15	Newport Corp.*	158
20	NIC, Inc.	149
12	Novatel Wireless, Inc.*	80
139	Novell, Inc.*	652
39	Novellus Systems, Inc.*	863
93	Nuance Communications, Inc.*	1,338
2	NVE Corp.*	89
221	NVIDIA Corp.*	3,580
20	Omnivision Technologies, Inc.*	291
170	ON Semiconductor Corp.*	1,353
10	Online Resources Corp.*	37
1	OpenTable, Inc.*	34
34	Openwave Systems, Inc.*	88
8	Oplink Communications, Inc.*	123
5	Opnet Technologies, Inc.	74
11	Opnext, Inc.*	22
1,545	Oracle Corp.	38,084
6	OSI Systems, Inc.*	185
67	Palm, Inc.*	409
3	PAR Technology Corp.*	18
47	Parametric Technology Corp.*	818
8	Park Electrochemical Corp.	217
15	Parkervision, Inc.*	26
130	Paychex, Inc.	3,892
4	PC Connection, Inc.*	25
4	PC Mall, Inc.*	19
8	PC-Tel, Inc.*	49
6	Pegasystems, Inc.	216
12	Perficient, Inc.*	133
10	Pericom Semiconductor Corp.*	94
6	Pervasive Software, Inc.*	31
14	Phoenix Technologies Ltd.*	39
21	Photronics, Inc.*	92
20	Plantronics, Inc.	569
16	Plexus Corp.*	552
15	PLX Technology, Inc.*	68
90	PMC-Sierra, Inc.*	747
34	Polycom, Inc.*	888
10	Power Integrations, Inc.	360
53	Powerwave Technologies, Inc.*	62
16	Progress Software Corp.*	448
8	PROS Holdings, Inc.*	70
5	QAD, Inc.	28
48	QLogic Corp.*	874
669	QUALCOMM, Inc.	24,546
85	Quantum Corp.*	211
25	Quest Software, Inc.*	421
27	Rackspace Hosting, Inc.*	535
11	Radiant Systems, Inc.*	123
9	Radisys Corp.*	74
16	RAE Systems, Inc.*	15
42	Rambus, Inc.*	922
34	RealNetworks, Inc.*	156
76	Red Hat, Inc.*	2,132
3	Renaissance Learning, Inc.	42
107	RF Micro Devices, Inc.*	450
9	RightNow Technologies, Inc.*	140
4	Rimage Corp.*	59
22	Riverbed Technology, Inc.*	599
12	Rofin-Sinar Technologies, Inc.*	246
6	Rogers Corp.*	165
3	Rosetta Stone, Inc.*	66
41	Rovi Corp.*	1,373
5	Rubicon Technology, Inc.*	78
12	Rudolph Technologies, Inc.*	96
21	S1 Corp.*	130
10	Saba Software, Inc.*	51
160	SAIC, Inc.*	3,152
44	Salesforce.com, Inc.*	2,990
92	SanDisk Corp.*	2,680
34	Sapient Corp.	307
15	SAVVIS, Inc.*	211
11	Scansource, Inc.*	286
13	Seachange International, Inc.*	92
199	Seagate Technology*	3,962
25	Semtech Corp.*	397
18	ShoreTel, Inc.*	108
12	Sigma Designs, Inc.*	140
12	Silicon Graphics International Corp.*	129
30	Silicon Image, Inc.*	73
18	Silicon Laboratories, Inc.*	818
32	Silicon Storage Technology, Inc.*	102
68	Skyworks Solutions, Inc.*	1,038
15	SMART Modular Technologies WWH, Inc.*	96
11	Smith Micro Software, Inc.*	96

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
12	Sohu.com, Inc.*	$615
5	SolarWinds, Inc.*	94
28	Solera Holdings, Inc.	956
22	SonicWALL, Inc.*	176
83	Sonus Networks, Inc.*	177
9	Sourcefire, Inc.*	210
5	Spectrum Control, Inc.*	58
17	SRA International, Inc., Class A*	324
5	SRS Labs, Inc.*	38
9	Standard Microsystems Corp.*	176
5	StarTek, Inc.*	33
10	STEC, Inc.*	103
8	Stratasys, Inc.*	211
19	SuccessFactors, Inc.*	344
9	Super Micro Computer, Inc.*	135
4	Supertex, Inc.*	96
19	Support.com, Inc.*	56
8	Switch & Data Facilities Co., Inc.*	143
34	Sybase, Inc.*	1,509
8	Sycamore Networks, Inc.	154
332	Symantec Corp.*	5,495
18	Symmetricom, Inc.*	106
14	Symyx Technologies, Inc.*	61
14	Synaptics, Inc.*	374
8	Synchronoss Technologies, Inc.*	139
8	SYNNEX Corp.*	229
58	Synopsys, Inc.*	1,270
5	Syntel, Inc.	169
32	Take-Two Interactive Software, Inc.*	308
16	Taleo Corp., Class A*	377
20	Tech Data Corp.*	857
17	Technitrol, Inc.	75
5	TechTarget, Inc.*	26
6	Techwell, Inc.*	75
27	Tekelec*	446
16	TeleCommunication Systems, Inc., Class A*	122
13	TeleTech Holdings, Inc.*	227
160	Tellabs, Inc.	1,106
70	Teradata Corp.*	2,134
70	Teradyne, Inc.*	699
23	Terremark Worldwide, Inc.*	166
20	Tessera Technologies, Inc.*	359
515	Texas Instruments, Inc.	12,556
27	THQ, Inc.*	164
71	TIBCO Software, Inc.*	651
7	Tier Technologies, Inc., Class B*	52
44	TiVo, Inc.*	417
10	TNS, Inc.*	236
65	Total System Services, Inc.	926
2	Travelzoo, Inc.*	23
25	Trident Microsystems, Inc.*	37
48	Trimble Navigation Ltd.*	1,290
60	TriQuint Semiconductor, Inc.*	431
17	TTM Technologies, Inc.*	145
13	Tyler Technologies, Inc.*	236
10	Ultimate Software Group, Inc.*	309
10	Ultratech, Inc.*	129
6	Unica Corp.*	53
17	Unisys Corp.*	593
34	United Online, Inc.	213
12	Universal Display Corp.*	126
46	UTStarcom, Inc.*	100
35	ValueClick, Inc.*	332
30	Varian Semiconductor Equipment Associates, Inc.*	902
11	VASCO Data Security International, Inc.*	87
16	Veeco Instruments, Inc.*	546
29	VeriFone Holdings, Inc.*	560
78	VeriSign, Inc.*	1,944
12	Viasat, Inc.*	365
7	Virage Logic Corp.*	48
5	Virtusa Corp.*	45
182	Visa, Inc., Class A	15,521
75	Vishay Intertechnology, Inc.*	769
21	VMware, Inc., Class A*	1,040
7	Vocus, Inc.*	100
9	Volterra Semiconductor Corp.*	196
11	Web.com Group, Inc.*	52
22	WebMD Health Corp.*	948
18	Websense, Inc.*	386
90	Western Digital Corp.*	3,477
283	Western Union Co. (The)	4,466
9	White Electronic Designs Corp.*	47
15	Wright Express Corp.*	425
544	Xerox Corp.	5,097
111	Xilinx, Inc.	2,867
10	X-Rite, Inc.*	30
480	Yahoo!, Inc.*	7,349
24	Zebra Technologies Corp., Class A*	686
26	Zix Corp.*	50
21	Zoran Corp.*	238
6	Zygo Corp.*	59
		892,306
	Materials - 3.3%

9	A. Schulman, Inc.	212
7	A.M. Castle & Co.	81
2	AEP Industries, Inc.*	70
85	Air Products & Chemicals, Inc.	5,829
33	Airgas, Inc.	2,117
44	AK Steel Holding Corp.	947
37	Albemarle Corp.	1,387
394	Alcoa, Inc.	5,240
40	Allegheny Technologies, Inc.	1,746
22	Allied Nevada Gold Corp.*	303
10	AMCOL International Corp.	254
8	American Vanguard Corp.	52
8	Ampal-American Israel Corp., Class A*	22
27	Aptargroup, Inc.	1,040
10	Arch Chemicals, Inc.	309
32	Ashland, Inc.	1,507
11	Balchem Corp.	241
38	Ball Corp.	2,054
44	Bemis Co., Inc.	1,288
12	Boise, Inc.*	57
8	Brush Engineered Materials, Inc.*	164
16	Buckeye Technologies, Inc.*	177
3	Bway Holding Co.*	45
26	Cabot Corp.	756
22	Calgon Carbon Corp.*	341
18	Carpenter Technology Corp.	538
58	Celanese Corp., Class A	1,809
23	Century Aluminum Co.*	280
20	CF Industries Holdings, Inc.	2,125
4	China Green Agriculture, Inc.*	58
13	China Precision Steel, Inc.*	29
5	Clearwater Paper Corp.*	241
53	Cliffs Natural Resources, Inc.	2,989
30	Coeur d’Alene Mines Corp.*	439
45	Commercial Metals Co.	738
13	Compass Minerals International, Inc.	982

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
65	Crown Holdings, Inc.*	$1,776
19	Cytec Industries, Inc.	811
4	Deltic Timber Corp.	184
17	Domtar Corp.*	889
450	Dow Chemical Co. (The)	12,739
365	E.I. du Pont de Nemours & Co.	12,308
18	Eagle Materials, Inc.	425
29	Eastman Chemical Co.	1,727
96	Ecolab, Inc.	4,045
35	Ferro Corp.*	287
29	FMC Corp.	1,658
166	Freeport-McMoRan Copper & Gold, Inc.	12,477
26	General Moly, Inc.*	61
8	General Steel Holdings, Inc.*	33
18	Glatfelter	243
45	Graphic Packaging Holding Co.*	157
13	Greif, Inc., Class A	666
20	H.B. Fuller Co.	420
4	Hawkins, Inc.	80
5	Haynes International, Inc.	145
24	Headwaters, Inc.*	120
96	Hecla Mining Co.*	499
18	Horsehead Holding Corp.*	183
66	Huntsman Corp.	906
11	ICO, Inc.	87
7	Innophos Holdings, Inc.	163
10	Innospec, Inc.	106
32	International Flavors & Fragrances, Inc.	1,348
175	International Paper Co.	4,055
17	Intrepid Potash, Inc.*	468
6	Kaiser Aluminum Corp.	200
13	KapStone Paper and Packaging Corp.*	119
8	Koppers Holdings, Inc.	222
11	Landec Corp.*	67
51	Louisiana-Pacific Corp.*	388
7	LSB Industries, Inc.*	99
27	Lubrizol Corp.	2,133
18	Martin Marietta Materials, Inc.	1,426
69	MeadWestvaco Corp.	1,583
8	Minerals Technologies, Inc.	391
221	Monsanto Co.	15,614
64	Mosaic Co. (The)	3,737
13	Myers Industries, Inc.	120
56	Nalco Holding Co.	1,303
6	Neenah Paper, Inc.	85
4	NewMarket Corp.	356
193	Newmont Mining Corp.	9,511
3	NL Industries, Inc.	22
127	Nucor Corp.	5,258
31	Olin Corp.	543
4	Olympic Steel, Inc.	111
12	OM Group, Inc.*	413
18	Omnova Solutions, Inc.*	110
68	Owens-Illinois, Inc.*	2,016
41	Packaging Corp. of America	976
53	Pactiv Corp.*	1,312
31	Paramount Gold and Silver Corp.*	51
37	PolyOne Corp.*	294
66	PPG Industries, Inc.	4,062
124	Praxair, Inc.	9,317
4	Quaker Chemical Corp.	79
25	Reliance Steel & Aluminum Co.	1,108
15	Rock-Tenn Co., Class A	628
20	Rockwood Holdings, Inc.*	480
15	Royal Gold, Inc.	674
52	RPM International, Inc.	1,001
12	RTI International Metals, Inc.*	288
9	Schnitzer Steel Industries, Inc., Class A	411
7	Schweitzer-Mauduit International, Inc.	321
18	Scotts Miracle-Gro Co. (The), Class A	703
64	Sealed Air Corp.	1,307
20	Sensient Technologies Corp.	528
11	ShengdaTech, Inc.*	71
49	Sigma-Aldrich Corp.	2,337
11	Silgan Holdings, Inc.	628
48	Solutia, Inc.*	675
40	Sonoco Products Co.	1,183
71	Southern Copper Corp.	2,085
12	Spartech Corp.*	122
87	Steel Dynamics, Inc.	1,421
3	Stepan Co.	143
17	Stillwater Mining Co.*	193
5	STR Holdings, Inc.*	83
3	Sutor Technology Group Ltd.*	9
43	Temple-Inland, Inc.	801
40	Terra Industries, Inc.	1,647
10	Texas Industries, Inc.	355
34	Titanium Metals Corp.*	401
13	U.S. Concrete, Inc.*	7
32	U.S. Gold Corp.*	86
1	United States Lime & Minerals, Inc.*	39
58	United States Steel Corp.	3,070
3	Universal Stainless & Alloy*	56
2	Valhi, Inc.	35
41	Valspar Corp.	1,122
51	Vulcan Materials Co.	2,214
21	Walter Energy, Inc.	1,650
18	Wausau Paper Corp.*	152
8	Westlake Chemical Corp.	162
85	Weyerhaeuser Co.	3,434
24	Worthington Industries, Inc.	380
29	WR Grace & Co.*	840
9	Zep, Inc.	199
11	Zoltek Cos., Inc.*	98
		190,598
	Telecommunication Services - 2.2%

5	AboveNet, Inc.*	306
18	Alaska Communications Systems Group, Inc.	131
161	American Tower Corp., Class A*	6,868
2,384	AT&T, Inc.	59,147
4	Atlantic Tele-Network, Inc.	176
9	Cbeyond, Inc.*	112
120	CenturyTel, Inc.	4,112
82	Cincinnati Bell, Inc.*	243
26	Clearwire Corp., Class A*	165
18	Cogent Communications Group, Inc.*	177
9	Consolidated Communications Holdings, Inc.	152
118	Crown Castle International Corp.*	4,460
126	Frontier Communications Corp.	982
17	General Communication, Inc., Class A*	93
12	Global Crossing Ltd.*	171
5	HickoryTech Corp.	43
11	inContact, Inc.*	35
13	Iowa Telecommunications Services, Inc.	210
24	Leap Wireless International, Inc.*	342
658	Level 3 Communications, Inc.*	1,046
102	MetroPCS Communications, Inc.*	629
13	Neutral Tandem, Inc.*	210
67	NII Holdings, Inc.*	2,507
12	NTELOS Holdings Corp.	205
50	PAETEC Holding Corp.*	198

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
25	Premiere Global Services, Inc.*	$188
595	Qwest Communications International, Inc.	2,713
47	SBA Communications Corp., Class A*	1,662
10	Shenandoah Telecommunications Co.	180
1,151	Sprint Nextel Corp.*	3,833
6	SureWest Communications*	52
28	Syniverse Holdings, Inc.*	471
37	Telephone & Data Systems, Inc.	1,155
60	tw telecom, inc.*	953
6	United States Cellular Corp.*	220
9	USA Mobility, Inc.	101
1,148	Verizon Communications, Inc.	33,212
180	Windstream Corp.	1,823
		129,283
	Utilities - 3.0%

269	AES Corp. (The)*	3,145
31	AGL Resources, Inc.	1,126
68	Allegheny Energy, Inc.	1,540
12	Allete, Inc.	377
45	Alliant Energy Corp.	1,423
96	Ameren Corp.	2,372
193	American Electric Power Co., Inc.	6,489
7	American States Water Co.	225
28	American Water Works Co., Inc.	623
55	Aqua America, Inc.	942
3	Artesian Resources Corp., Class A	53
37	Atmos Energy Corp.	1,016
22	Avista Corp.	448
16	Black Hills Corp.	446
5	Cadiz, Inc.*	59
8	California Water Service Group	287
135	Calpine Corp.*	1,477
158	CenterPoint Energy, Inc.	2,114
5	Central Vermont Public Service Corp.	98
6	CH Energy Group, Inc.	240
4	Chesapeake Utilities Corp.	120
24	Cleco Corp.	606
92	CMS Energy Corp.	1,405
3	Connecticut Water Service, Inc.	68
111	Consolidated Edison, Inc.	4,745
6	Consolidated Water Co., Ltd.	73
74	Constellation Energy Group, Inc.	2,595
238	Dominion Resources, Inc.	9,042
47	DPL, Inc.	1,247
66	DTE Energy Co.	2,866
520	Duke Energy Corp.	8,502
201	Dynegy, Inc., Class A*	302
132	Edison International	4,307
18	El Paso Electric Co.*	362
15	Empire District Electric Co. (The)	269
29	Energen Corp.	1,318
79	Entergy Corp.	6,002
53	EQT Corp.	2,319
266	Exelon Corp.	11,518
123	FirstEnergy Corp.	4,754
166	FPL Group, Inc.	7,697
55	Great Plains Energy, Inc.	980
37	Hawaiian Electric Industries, Inc.	754
19	IDACORP, Inc.	628
31	Integrys Energy Group, Inc.	1,366
20	ITC Holdings Corp.	1,068
9	Laclede Group, Inc. (The)	295
74	MDU Resources Group, Inc.	1,513
9	MGE Energy, Inc.	298
5	Middlesex Water Co.	83
58	Mirant Corp.*	730
29	National Fuel Gas Co.	1,442
17	New Jersey Resources Corp.	619
18	Nicor, Inc.	750
111	NiSource, Inc.	1,667
71	Northeast Utilities	1,818
11	Northwest Natural Gas Co.	484
15	NorthWestern Corp.	376
107	NRG Energy, Inc.*	2,337
43	NSTAR	1,454
95	NV Energy, Inc.	1,055
39	OGE Energy Corp.	1,426
43	Oneok, Inc.	1,906
8	Ormat Technologies, Inc.	231
2	Pennichuck Corp.	42
89	Pepco Holdings, Inc.	1,497
149	PG&E Corp.	6,246
30	Piedmont Natural Gas Co., Inc.	775
41	Pinnacle West Capital Corp.	1,493
35	PNM Resources, Inc.	428
30	Portland General Electric Co.	540
152	PPL Corp.	4,329
113	Progress Energy, Inc.	4,327
204	Public Service Enterprise Group, Inc.	6,063
70	Questar Corp.	2,939
142	RRI Energy, Inc.*	604
49	SCANA Corp.	1,766
99	Sempra Energy	4,868
5	SJW Corp.	112
12	South Jersey Industries, Inc.	478
316	Southern Co.	10,039
18	Southwest Gas Corp.	514
10	Southwest Water Co.	67
86	TECO Energy, Inc.	1,318
28	U.S. Geothermal, Inc.*	31
44	UGI Corp.	1,102
12	UIL Holdings Corp.	330
14	Unisource Energy Corp.	408
4	Unitil Corp.	87
33	Vectren Corp.	767
44	Westar Energy, Inc.	942
20	WGL Holdings, Inc.	657
47	Wisconsin Energy Corp.	2,276
184	Xcel Energy, Inc.	3,829
5	York Water Co.	67
		176,838
	Total Common Stocks (Cost $4,736,666)	4,812,543

No. of Rights
	Rights - 0.0%
9	PremierWest Bancorp, expiring 03/10/10 at $0.44*^	2
	Total Rights (Cost $17)	2

Principal Amount
	Repurchase Agreements (a) - 7.9%
$16,588	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $16,588(b)	16,588
16,588	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $16,588(c)	16,588

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$3,676	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $3,676(d)	$3,676
2,596	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $2,596(e)	2,596
49,763	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $49,764(f)	49,763
49,763	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $49,764(g)	49,763
4,153	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $4,153(h)	4,153
54,955	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $54,956(i)	54,955
66,351	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $66,352(j)	66,351
33,176	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $33,176(k)	33,176
96,209	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $96,210(l)	96,209
58,057	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $58,057(m)	58,057
9,675	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $9,675(n)	9,675
	Total Repurchase Agreements (Cost $461,550)	461,550
	Total Investment Securities (Cost $5,198,233) — 90.2%	5,274,095
	Other assets less liabilities — 9.8%	574,412
	Net Assets — 100.0%	$5,848,507

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 28, 2010, the value of these securities amounted to $2 or 0.00% of net assets.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $1,456,947.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $16,920. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $16,920. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $3,750. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $2,648. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $50,758. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $50,759. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $4,236. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $56,054. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $67,678. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $33,840. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $98,133. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $59,218. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $9,869.  The investment in the repurchase agreement was through participation in a pooled account.

REIT                                             Real Estate Investment Trust

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$245,803
Aggregate gross unrealized depreciation	(170,978)
Net unrealized appreciation	$74,825
Federal income tax cost of investments	$5,199,270

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell3000 had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	$2,907,450	$539,845

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	2,562,064	21,743

Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	1,414,918	13,353

		$574,941

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$4,812,543	$—	$4,812,543
Rights/Warrants	—	2	2
Repurchase Agreements	—	461,550	461,550
Total Investment Securities	4,812,543	461,552	5,274,095
Other Financial Instruments*:
Swap Agreements	—	574,941	574,941
Total Other Financial Instruments	—	574,941	574,941
Total Investments	$4,812,543	$1,036,493	$5,849,036

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra MidCap400

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 60.5%
	Consumer Discretionary - 8.7%

3,607	99 Cents Only Stores*	$59,516
4,309	Aaron’s, Inc.	127,848
7,508	Advance Auto Parts, Inc.	306,326
5,242	Aeropostale, Inc.*	185,357
16,488	American Eagle Outfitters, Inc.	278,153
3,133	American Greetings Corp., Class A	59,746
4,660	AnnTaylor Stores Corp.*	80,199
4,362	Bally Technologies, Inc.*	180,630
3,144	Barnes & Noble, Inc.	63,100
2,462	Bob Evans Farms, Inc.	70,192
9,264	BorgWarner, Inc.*	347,029
4,374	Boyd Gaming Corp.*	33,417
8,130	Brinker International, Inc.	147,234
3,634	Brink’s Home Security Holdings, Inc.*	152,083
7,295	Burger King Holdings, Inc.	130,508
5,562	Career Education Corp.*	154,735
17,603	CarMax, Inc.*	355,405
4,781	Cheesecake Factory, Inc. (The)*	113,071
14,124	Chico’s FAS, Inc.*	191,380
2,514	Chipotle Mexican Grill, Inc.*	263,241
4,602	Coldwater Creek, Inc.*	23,884
5,088	Collective Brands, Inc.*	114,989
6,950	Corinthian Colleges, Inc.*	112,729
7,093	Dick’s Sporting Goods, Inc.*	172,573
7,004	Dollar Tree, Inc.*	390,403
5,988	DreamWorks Animation SKG, Inc., Class A*	260,238
12,413	Foot Locker, Inc.	160,997
3,813	Fossil, Inc.*	138,221
10,939	Gentex Corp.	212,326
4,605	Guess?, Inc.	187,838
7,549	Hanesbrands, Inc.*	195,746
3,026	Harte-Hanks, Inc.	35,979
2,430	International Speedway Corp., Class A	64,905
2,464	ITT Educational Services, Inc.*	268,675
4,440	J. Crew Group, Inc.*	186,835
3,395	John Wiley & Sons, Inc., Class A	142,522
5,871	KB Home	95,580
4,227	Lamar Advertising Co., Class A*	127,148
3,285	Life Time Fitness, Inc.*	83,308
11,221	LKQ Corp.*	214,882
2,407	Matthews International Corp., Class A	80,683
2,981	MDC Holdings, Inc.	102,010
4,454	Mohawk Industries, Inc.*	229,737
3,424	NetFlix, Inc.*	226,155
472	NVR, Inc.*	334,318
2,501	Panera Bread Co., Class A*	182,048
9,804	PetSmart, Inc.	266,865
4,097	Phillips-Van Heusen Corp.	178,301
4,532	Regis Corp.	74,914
5,246	Rent-A-Center, Inc.*	116,671
3,477	Ryland Group, Inc.	78,893
12,662	Saks, Inc.*	88,381
2,023	Scholastic Corp.	59,476
5,154	Scientific Games Corp., Class A*	87,051
20,108	Service Corp. International	162,070
5,308	Sotheby’s	128,984
1,111	Strayer Education, Inc.	252,008
2,816	Thor Industries, Inc.	95,547
3,512	Timberland Co. (The), Class A*	64,937
10,880	Toll Brothers, Inc.*	204,870
5,044	Tupperware Brands Corp.	235,706
2,985	Under Armour, Inc., Class A*	77,789
3,612	Warnaco Group, Inc. (The)*	150,765
28,657	Wendy’s/Arby’s Group, Inc., Class A	139,846
8,391	Williams-Sonoma, Inc.	180,071
4,193	WMS Industries, Inc.*	159,041
		10,446,085
	Consumer Staples - 2.4%

6,775	Alberto-Culver Co.	187,803
4,419	BJ’s Wholesale Club, Inc.*	159,835
5,583	Church & Dwight Co., Inc.	375,066
5,941	Corn Products International, Inc.	193,558
5,537	Energizer Holdings, Inc.*	320,869
6,134	Flowers Foods, Inc.	156,356
2,772	Green Mountain Coffee Roasters, Inc.*	233,929
5,654	Hansen Natural Corp.*	235,206
1,543	Lancaster Colony Corp.	88,784
4,910	NBTY, Inc.*	222,914
4,499	Ralcorp Holdings, Inc.*	300,578
3,238	Ruddick Corp.	94,873
11,175	Smithfield Foods, Inc.*	192,322
2,080	Tootsie Roll Industries, Inc.	56,597
1,958	Universal Corp.	103,872
		2,922,562
	Energy - 3.9%

12,890	Arch Coal, Inc.	289,896
4,488	Atwood Oceanics, Inc.*	150,168
3,066	Bill Barrett Corp.*	103,968
6,627	Cimarex Energy Co.	396,029
3,699	Comstock Resources, Inc.*	127,690
4,406	Encore Acquisition Co.*	218,229
4,962	Exterran Holdings, Inc.*	112,886
8,910	Forest Oil Corp.*	241,461
8,306	Frontier Oil Corp.	102,911
7,283	Helix Energy Solutions Group, Inc.*	83,827
8,076	Mariner Energy, Inc.*	121,302
10,542	Newfield Exploration Co.*	538,380
4,356	Oceaneering International, Inc.*	263,320
1,855	Overseas Shipholding Group, Inc.	82,529
5,948	Patriot Coal Corp.*	99,094
12,190	Patterson-UTI Energy, Inc.	188,214
11,052	Plains Exploration & Production Co.*	362,616
13,848	Pride International, Inc.*	387,467
9,395	Quicksilver Resources, Inc.*	140,173
9,846	Southern Union Co.	235,713
6,209	Superior Energy Services, Inc.*	128,340
4,103	Tidewater, Inc.	182,871
3,204	Unit Corp.*	139,278
		4,696,362
	Financials - 11.9%

3,336	Affiliated Managers Group, Inc.*	237,290
3,506	Alexandria Real Estate Equities, Inc. (REIT)	216,040
11,608	AMB Property Corp. (REIT)	282,539
6,272	American Financial Group, Inc./OH	162,257
7,622	AmeriCredit Corp.*	169,589
13,824	Apollo Investment Corp.	161,188
8,079	Arthur J. Gallagher & Co.	191,715
13,240	Associated Banc-Corp	170,928
6,469	Astoria Financial Corp.	85,844
5,828	BancorpSouth, Inc.	113,471

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,803	Bank of Hawaii Corp.	$160,525
4,313	BRE Properties, Inc. (REIT)	145,391
9,356	Brown & Brown, Inc.	156,994
5,093	Camden Property Trust (REIT)	203,975
5,942	Cathay General Bancorp	57,816
3,433	City National Corp./CA	171,375
5,789	Commerce Bancshares, Inc./MO	234,512
4,623	Corporate Office Properties Trust (REIT)	170,265
7,918	Cousins Properties, Inc. (REIT)	56,930
4,757	Cullen/Frost Bankers, Inc.	257,592
17,775	Duke Realty Corp. (REIT)	197,302
9,320	Eaton Vance Corp.	281,371
2,608	Equity One, Inc. (REIT)	48,170
2,309	Essex Property Trust, Inc. (REIT)	198,343
4,791	Everest Re Group Ltd.	409,247
4,854	Federal Realty Investment Trust (REIT)	334,732
18,282	Fidelity National Financial, Inc., Class A	260,518
7,977	First American Corp.	257,099
14,933	First Niagara Financial Group, Inc.	209,659
6,813	FirstMerit Corp.	144,027
13,987	Fulton Financial Corp.	134,555
3,970	Hanover Insurance Group, Inc. (The)	167,335
8,928	HCC Insurance Holdings, Inc.	249,091
5,640	Highwoods Properties, Inc. (REIT)	163,842
3,111	Horace Mann Educators Corp.	41,812
9,790	Hospitality Properties Trust (REIT)	215,086
4,114	International Bancshares Corp.	87,217
9,475	Jefferies Group, Inc.	236,496
3,319	Jones Lang LaSalle, Inc.	211,387
8,935	Liberty Property Trust (REIT)	276,360
7,655	Macerich Co. (The) (REIT)	272,824
6,240	Mack-Cali Realty Corp. (REIT)	209,290
2,824	Mercury General Corp.	115,953
8,211	MSCI, Inc., Class A*	246,166
8,906	Nationwide Health Properties, Inc. (REIT)	295,590
32,999	New York Community Bancorp, Inc.	511,154
8,417	NewAlliance Bancshares, Inc.	100,836
19,097	Old Republic International Corp.	215,605
6,753	Omega Healthcare Investors, Inc. (REIT)	128,104
2,363	PacWest Bancorp	47,969
3,157	Potlatch Corp. (REIT)	104,244
3,689	Prosperity Bancshares, Inc.	154,311
6,792	Protective Life Corp.	124,701
7,837	Raymond James Financial, Inc.	202,665
6,305	Rayonier, Inc. (REIT)	262,099
8,275	Realty Income Corp. (REIT)	231,700
6,372	Regency Centers Corp. (REIT)	220,917
5,777	Reinsurance Group of America, Inc.	274,581
10,277	SEI Investments Co.	181,081
10,108	Senior Housing Properties Trust (REIT)	210,145
6,127	SL Green Realty Corp. (REIT)	312,845
3,899	StanCorp Financial Group, Inc.	167,579
3,254	SVB Financial Group*	144,998
38,120	Synovus Financial Corp.	108,642
9,628	TCF Financial Corp.	139,028
4,438	Trustmark Corp.	101,186
12,126	UDR, Inc. (REIT)	203,717
3,960	Unitrin, Inc.	95,674
11,731	Valley National Bancorp	168,926
10,716	W. R. Berkley Corp.	275,830
6,770	Waddell & Reed Financial, Inc., Class A	222,598
8,910	Washington Federal, Inc.	173,656
5,103	Webster Financial Corp.	81,648
8,269	Weingarten Realty Investors (REIT)	170,259
2,317	Westamerica Bancorp.	127,157
7,001	Wilmington Trust Corp.	100,954
		14,234,517
	Health Care - 7.5%

5,638	Affymetrix, Inc.*	41,214
5,500	Beckman Coulter, Inc.	360,580
1,529	Bio-Rad Laboratories, Inc., Class A*	142,793
5,377	Cerner Corp.*	446,022
5,230	Charles River Laboratories International, Inc.*	198,322
7,373	Community Health Systems, Inc.*	252,673
5,080	Covance, Inc.*	287,630
4,490	Edwards Lifesciences Corp.*	412,317
9,305	Endo Pharmaceuticals Holdings, Inc.*	211,689
3,894	Gen-Probe, Inc.*	175,541
19,709	Health Management Associates, Inc., Class A*	143,679
8,247	Health Net, Inc.*	190,423
7,180	Henry Schein, Inc.*	408,039
4,973	Hill-Rom Holdings, Inc.	130,491
20,469	Hologic, Inc.*	353,090
4,651	IDEXX Laboratories, Inc.*	245,619
5,564	Immucor, Inc.*	107,552
3,101	Kindred Healthcare, Inc.*	54,019
4,918	Kinetic Concepts, Inc.*	206,163
4,346	LifePoint Hospitals, Inc.*	132,553
5,407	Lincare Holdings, Inc.*	217,145
4,120	Masimo Corp.*	114,083
4,719	Medicis Pharmaceutical Corp., Class A	106,177
2,678	Mettler-Toledo International, Inc.*	266,220
9,468	Omnicare, Inc.	256,299
4,605	OSI Pharmaceuticals, Inc.*	170,477
3,322	Owens & Minor, Inc.	148,327
6,385	Perrigo Co.	316,504
9,377	Pharmaceutical Product Development, Inc.	197,480
4,464	Psychiatric Solutions, Inc.*	95,753
5,947	ResMed, Inc.*	339,455
4,660	STERIS Corp.	147,303
2,954	Techne Corp.	188,820
3,153	Teleflex, Inc.	192,144
4,514	Thoratec Corp.*	130,229
3,758	United Therapeutics Corp.*	215,747
7,808	Universal Health Services, Inc., Class B	242,204
5,358	Valeant Pharmaceuticals International*	199,425
2,293	Varian, Inc.*	118,502
6,783	VCA Antech, Inc.*	161,571
15,289	Vertex Pharmaceuticals, Inc.*	620,886
3,357	WellCare Health Plans, Inc.*	89,632
		9,034,792
	Industrials - 8.7%

8,935	Aecom Technology Corp.*	242,138
7,336	AGCO Corp.*	251,258
10,676	AirTran Holdings, Inc.*	51,458

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,799	Alaska Air Group, Inc.*	$97,965
3,257	Alexander & Baldwin, Inc.	104,810
2,613	Alliant Techsystems, Inc.*	207,603
8,556	AMETEK, Inc.	334,026
8,020	BE Aerospace, Inc.*	207,718
3,798	Brink’s Co. (The)	96,773
5,963	Bucyrus International, Inc.	373,045
4,862	Carlisle Cos., Inc.	166,767
1,811	Clean Harbors, Inc.*	102,937
3,906	Con-way, Inc.	126,906
5,339	Copart, Inc.*	190,496
2,710	Corporate Executive Board Co. (The)	62,005
9,164	Corrections Corp. of America*	196,110
3,714	Crane Co.	117,622
4,064	Deluxe Corp.	72,949
6,132	Donaldson Co., Inc.	253,006
3,870	Federal Signal Corp.	29,683
4,112	FTI Consulting, Inc.*	151,075
3,658	GATX Corp.	97,486
4,760	Graco, Inc.	130,472
2,668	Granite Construction, Inc.	73,717
6,372	Harsco Corp.	191,287
4,434	Herman Miller, Inc.	80,699
3,574	HNI Corp.	84,954
4,688	Hubbell, Inc., Class B	219,633
6,412	IDEX Corp.	198,772
6,961	J.B. Hunt Transport Services, Inc.	246,976
16,359	JetBlue Airways Corp.*	86,376
8,120	Joy Global, Inc.	412,496
7,617	Kansas City Southern*	261,263
12,726	KBR, Inc.	263,555
6,458	Kennametal, Inc.	168,231
4,272	Kirby Corp.*	141,019
3,625	Korn/Ferry International*	61,915
4,034	Landstar System, Inc.	160,916
3,865	Lennox International, Inc.	163,103
3,376	Lincoln Electric Holdings, Inc.	161,035
6,226	Manpower, Inc.	320,763
2,399	Mine Safety Appliances Co.	60,911
3,491	MSC Industrial Direct Co., Class A	159,085
3,967	Navigant Consulting, Inc.*	46,136
2,665	Nordson Corp.	175,357
7,100	Oshkosh Corp.*	270,652
7,803	Pentair, Inc.	254,066
2,923	Regal-Beloit Corp.	164,916
3,458	Rollins, Inc.	73,482
6,639	Shaw Group, Inc. (The)*	230,373
3,913	SPX Corp.	232,784
8,577	Terex Corp.*	166,994
4,157	Thomas & Betts Corp.*	150,068
6,300	Timken Co.	165,249
3,383	Towers Watson & Co., Class A	149,427
6,291	Trinity Industries, Inc.	105,878
4,773	United Rentals, Inc.*	36,036
6,658	URS Corp.*	309,597
1,585	Valmont Industries, Inc.	112,852
6,245	Waste Connections, Inc.*	209,957
3,473	Werner Enterprises, Inc.	77,483
3,775	Westinghouse Air Brake Technologies Corp.	143,978
4,502	Woodward Governor Co.	129,613
		10,385,912
	Information Technology - 9.0%

31,120	3Com Corp.*	237,446
2,699	ACI Worldwide, Inc.*	49,230
6,274	Acxiom Corp.*	105,780
7,667	ADC Telecommunications, Inc.*	48,609
4,438	ADTRAN, Inc.	103,760
1,242	Advent Software, Inc.*	50,077
4,147	Alliance Data Systems Corp.*	229,910
7,037	ANSYS, Inc.*	308,643
8,554	AOL, Inc.*	211,968
9,505	Arrow Electronics, Inc.*	268,136
36,002	Atmel Corp.*	162,369
12,005	Avnet, Inc.*	331,458
10,860	Broadridge Financial Solutions, Inc.	228,494
21,328	Cadence Design Systems, Inc.*	121,570
7,262	Ciena Corp.*	104,137
7,441	CommScope, Inc.*	189,671
9,759	Convergys Corp.*	120,426
8,223	Cree, Inc.*	557,766
5,261	Diebold, Inc.	152,359
3,068	Digital River, Inc.*	80,658
3,116	DST Systems, Inc.*	119,748
3,092	Equinix, Inc.*	292,101
6,290	F5 Networks, Inc.*	350,982
3,340	Factset Research Systems, Inc.	221,108
3,824	Fair Isaac Corp.	87,799
9,834	Fairchild Semiconductor International, Inc.*	101,487
4,777	Gartner, Inc.*	113,645
6,432	Global Payments, Inc.	275,354
6,604	Hewitt Associates, Inc., Class A*	250,886
7,099	Informatica Corp.*	181,166
12,984	Ingram Micro, Inc., Class A*	229,817
13,174	Integrated Device Technology, Inc.*	72,062
5,655	International Rectifier Corp.*	114,401
9,737	Intersil Corp., Class A	144,497
3,183	Itron, Inc.*	213,102
6,721	Jack Henry & Associates, Inc.	151,760
10,097	Lam Research Corp.*	342,389
7,603	Lender Processing Services, Inc.	290,283
1,767	Mantech International Corp., Class A*	87,254
7,800	Mentor Graphics Corp.*	64,896
6,324	MICROS Systems, Inc.*	189,973
4,502	National Instruments Corp.	142,353
12,634	NCR Corp.*	159,441
5,900	NeuStar, Inc., Class A*	136,762
13,120	Palm, Inc.*	80,032
9,355	Parametric Technology Corp.*	162,871
3,898	Plantronics, Inc.	110,820
6,698	Polycom, Inc.*	174,885
4,947	Quest Software, Inc.*	83,357
21,279	RF Micro Devices, Inc.*	89,585
8,176	Rovi Corp.*	273,896
4,894	Semtech Corp.*	77,668
3,625	Silicon Laboratories, Inc.*	164,720
5,524	Solera Holdings, Inc.	188,700
3,419	SRA International, Inc., Class A*	65,166
6,470	Sybase, Inc.*	287,203
11,566	Synopsys, Inc.*	253,295
4,038	Tech Data Corp.*	172,988
9,552	Trimble Navigation Ltd.*	256,662
6,797	ValueClick, Inc.*	64,503
14,810	Vishay Intertechnology, Inc.*	151,802
4,667	Zebra Technologies Corp., Class A*	133,336
		10,787,222
	Materials - 4.0%

7,275	Albemarle Corp.	272,740
5,364	Aptargroup, Inc.	206,675

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5,943	Ashland, Inc.	$279,796
5,185	Cabot Corp.	150,676
3,494	Carpenter Technology Corp.	104,366
8,937	Commercial Metals Co.	146,567
3,858	Cytec Industries, Inc.	164,621
2,720	Greif, Inc., Class A	139,373
3,286	Intrepid Potash, Inc.*	90,431
9,883	Louisiana-Pacific Corp.*	75,209
5,417	Lubrizol Corp.	427,997
3,541	Martin Marietta Materials, Inc.	280,518
1,485	Minerals Technologies, Inc.	72,512
6,233	Olin Corp.	109,140
8,173	Packaging Corp. of America	194,517
5,077	Reliance Steel & Aluminum Co.	225,114
10,247	RPM International, Inc.	197,255
3,578	Scotts Miracle-Gro Co. (The), Class A	139,721
3,883	Sensient Technologies Corp.	102,589
2,124	Silgan Holdings, Inc.	121,302
7,936	Sonoco Products Co.	234,747
17,111	Steel Dynamics, Inc.	279,423
8,483	Temple-Inland, Inc.	157,953
7,922	Terra Industries, Inc.	326,149
8,000	Valspar Corp.	218,880
4,834	Worthington Industries, Inc.	76,570
		4,794,841
	Telecommunication Services - 0.5%

16,107	Cincinnati Bell, Inc.*	47,677
5,508	Syniverse Holdings, Inc.*	92,644
7,429	Telephone & Data Systems, Inc.	231,859
11,858	tw telecom, inc.*	188,424
		560,604
	Utilities - 3.9%

6,143	AGL Resources, Inc.	223,175
8,778	Alliant Energy Corp.	277,648
10,813	Aqua America, Inc.	185,119
7,349	Atmos Energy Corp.	201,804
3,085	Black Hills Corp.	85,979
4,800	Cleco Corp.	121,152
9,504	DPL, Inc.	252,236
40,030	Dynegy, Inc., Class A*	60,045
5,695	Energen Corp.	258,895
10,740	Great Plains Energy, Inc.	191,279
7,304	Hawaiian Electric Industries, Inc.	148,783
3,780	IDACORP, Inc.	124,853
14,898	MDU Resources Group, Inc.	304,515
6,391	National Fuel Gas Co.	317,888
8,475	NSTAR	286,625
18,622	NV Energy, Inc.	206,890
7,682	OGE Energy Corp.	280,854
8,372	Oneok, Inc.	371,131
6,879	PNM Resources, Inc.	84,061
8,632	UGI Corp.	216,232
6,439	Vectren Corp.	149,707
8,651	Westar Energy, Inc.	185,131
3,980	WGL Holdings, Inc.	130,743
		4,664,745
	Total Common Stocks (Cost $49,853,733)	72,527,642

Principal Amount
	Repurchase Agreements (a) - 15.7%
$681,370	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $681,376(b)	681,370
681,370	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $681,376(c)	681,370
114,827	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $114,828(d)	114,827
81,078	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $81,079(e)	81,078
2,044,110	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $2,044,154(f)	2,044,110
2,044,110	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $2,044,158(g)	2,044,110
129,725	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $129,726(h)	129,725
2,206,266	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $2,206,286(i)	2,206,266
2,725,480	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received
	$2,725,538(j)	2,725,480
1,362,740	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,362,751(k)	1,362,740
3,951,946	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $3,951,982(l)	3,951,946
2,384,795	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $2,384,813(m)	2,384,795
364,926	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $364,929(n)	364,926
	Total Repurchase Agreements (Cost $18,772,743)	18,772,743
	Total Investment Securities (Cost $68,626,476) — 76.2%	91,300,385
	Other assets less liabilities — 23.8%	28,542,952
	Net Assets — 100.0%	$119,843,337

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $37,370,787.

See accompanying notes to schedules of portfolio investments.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $694,998. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $694,997. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $117,124. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $82,700. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $2,084,996. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $2,085,004. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $132,320. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $2,250,395. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $2,779,994. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $1,389,999. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $4,030,989. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $2,432,494. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $372,226.  The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,492,602
Aggregate gross unrealized depreciation	(696,229)
Net unrealized appreciation	$9,796,373
Federal income tax cost of investments	$81,504,012

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of February 28, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P MidCap 400 Futures Contracts	464	03/19/10	$34,201,440	$1,814,453

Cash collateral in the amount of $3,417,586 was pledged to cover margin requirements for open futures contracts as of February 28, 2010.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	$18,740,324	$(39,261)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	21,921,241	(55,995)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	68,705,244	21,771,162

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400™ Index	23,592,472	3,691,022

		$25,366,928

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$72,527,642	$—	$72,527,642
Repurchase Agreements	—	18,772,743	18,772,743
Total Investment Securities	72,527,642	18,772,743	91,300,385
Other Financial Instruments*:
Futures Contracts	1,814,453	—	1,814,453
Swap Agreements	—	25,366,928	25,366,928
Total Other Financial Instruments	1,814,453	25,366,928	27,181,381
Total Investments	$74,342,095	$44,139,671	$118,481,766

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra SmallCap600

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 73.0%
	Consumer Discretionary - 11.8%

1,627	American Public Education, Inc.*	$70,384
2,369	Arbitron, Inc.	50,934
1,091	Arctic Cat, Inc.*	11,739
1,655	Audiovox Corp., Class A*	11,949
1,924	Big 5 Sporting Goods Corp.	29,399
1,889	BJ’s Restaurants, Inc.*	40,425
1,300	Blue Nile, Inc.*	66,612
532	Blyth, Inc.	15,343
3,827	Brown Shoe Co., Inc.	52,927
7,884	Brunswick Corp.	90,981
2,273	Buckle, Inc. (The)	66,531
1,610	Buffalo Wild Wings, Inc.*	70,760
3,601	Cabela’s, Inc.*	55,671
2,160	California Pizza Kitchen, Inc.*	33,566
5,756	Callaway Golf Co.	45,645
1,297	Capella Education Co.*	107,742
5,071	Carter’s, Inc.*	145,334
2,638	Cato Corp. (The), Class A	51,705
2,031	CEC Entertainment, Inc.*	71,187
2,445	Children’s Place Retail Stores, Inc. (The)*	93,423
3,214	Christopher & Banks Corp.	22,305
4,927	CKE Restaurants, Inc.	56,020
2,774	Coinstar, Inc.*	82,332
2,043	Cracker Barrel Old Country Store, Inc.	89,238
7,651	CROCS, Inc.*	53,940
1,147	Deckers Outdoor Corp.*	137,869
1,350	DineEquity, Inc.*	39,609
5,281	Dress Barn, Inc.*	131,286
1,682	Drew Industries, Inc.*	38,972
2,586	E.W. Scripps Co. (The), Class A*	19,705
2,324	Ethan Allen Interiors, Inc.	37,091
5,036	Finish Line (The), Class A	60,885
3,576	Fred’s, Inc., Class A	37,012
2,024	Genesco, Inc.*	48,434
2,162	Group 1 Automotive, Inc.*	60,039
2,667	Gymboree Corp.*	116,015
1,669	Haverty Furniture Cos., Inc.	22,164
2,693	Helen of Troy Ltd.*	65,090
2,559	Hibbett Sports, Inc.*	58,883
5,526	Hillenbrand, Inc.	110,796
3,955	HOT Topic, Inc.*	25,589
3,528	HSN, Inc.*	76,417
6,377	Iconix Brand Group, Inc.*	83,092
3,533	Interval Leisure Group, Inc.*	50,734
5,116	Jack in the Box, Inc.*	108,050
2,491	Jakks Pacific, Inc.*	30,764
2,394	Jo-Ann Stores, Inc.*	90,613
1,633	JoS. A. Bank Clothiers, Inc.*	73,044
1,517	Kid Brands, Inc.*	7,357
2,415	K-Swiss, Inc., Class A*	22,556
722	Landry’s Restaurants, Inc.*	14,722
4,602	La-Z-Boy, Inc.*	58,031
1,890	Lithia Motors, Inc., Class A*	12,058
12,471	Live Nation Entertainment, Inc.*	161,998
8,483	Liz Claiborne, Inc.*	58,618
1,385	Lumber Liquidators Holdings, Inc.*	30,719
1,653	M/I Homes, Inc.*	21,241
1,737	Maidenform Brands, Inc.*	29,911
1,866	Marcus Corp.	22,784
1,900	MarineMax, Inc.*	20,102
4,659	Men’s Wearhouse, Inc. (The)	99,516
2,838	Meritage Homes Corp.*	60,705
1,273	Midas, Inc.*	11,546
1,008	Monarch Casino & Resort, Inc.*	7,792
1,760	Monro Muffler Brake, Inc.	61,354
1,595	Movado Group, Inc.*	20,416
2,430	Multimedia Games, Inc.*	11,105
429	National Presto Industries, Inc.*	54,123
1,840	Nautilus, Inc.*	6,256
2,764	NutriSystem, Inc.	53,483
1,675	O’Charleys, Inc.*	13,551
6,812	OfficeMax, Inc.*	108,788
1,240	Oxford Industries, Inc.	24,130
2,067	P.F. Chang’s China Bistro, Inc.*	87,723
1,967	Papa John’s International, Inc.*	48,014
1,159	Peet’s Coffee & Tea, Inc.*	42,141
4,158	PEP Boys-Manny Moe & Jack	39,501
910	Perry Ellis International, Inc.*	17,809
2,039	PetMed Express, Inc.	39,495
5,364	Pinnacle Entertainment, Inc.*	38,782
2,920	Polaris Industries, Inc.	133,561
4,372	Pool Corp.	87,353
656	Pre-Paid Legal Services, Inc.*	27,316
11,482	Quiksilver, Inc.*	29,509
1,909	RC2 Corp.*	26,936
1,391	Red Robin Gourmet Burgers, Inc.*	27,584
5,759	Ruby Tuesday, Inc.*	46,590
2,831	Ruth’s Hospitality Group, Inc.*	10,248
4,788	Shuffle Master, Inc.*	39,357
2,985	Skechers U.S.A., Inc., Class A*	91,729
608	Skyline Corp.	10,366
3,538	Sonic Automotive, Inc., Class A*	36,442
5,454	Sonic Corp.*	46,304
2,936	Spartan Motors, Inc.	16,471
3,400	Stage Stores, Inc.	45,220
1,043	Stamps.com, Inc.*	9,450
1,636	Standard Motor Products, Inc.	13,268
8,687	Standard Pacific Corp.*	36,659
109	Steak n Shake Co. (The)*	37,287
2,331	Stein Mart, Inc.*	19,044
1,703	Sturm Ruger & Co., Inc.	20,027
2,071	Superior Industries International, Inc.	29,926
4,584	Texas Roadhouse, Inc.*	61,563
3,228	Tractor Supply Co.*	176,635
2,264	True Religion Apparel, Inc.*	55,604
2,792	Tuesday Morning Corp.*	15,942
1,280	Unifirst Corp.	67,277
1,223	Universal Electronics, Inc.*	27,628
1,810	Universal Technical Institute, Inc.*	45,721
1,480	Volcom, Inc.*	23,887
2,597	Winnebago Industries*	30,333
4,426	Wolverine World Wide, Inc.	122,025
2,118	Zale Corp.*	5,020
1,864	Zumiez, Inc.*	26,730
		5,813,584
	Consumer Staples - 2.3%

7,955	Alliance One International, Inc.*	40,809
1,633	Andersons, Inc. (The)	52,746
903	Boston Beer Co., Inc., Class A*	42,730
1,048	Calavo Growers, Inc.	18,539
1,128	Cal-Maine Foods, Inc.	36,164
4,547	Casey’s General Stores, Inc.	138,275
6,074	Central Garden and Pet Co., Class A*	58,007
7,343	Darling International, Inc.*	59,185
1,486	Diamond Foods, Inc.	51,787
2,601	Great Atlantic & Pacific Tea Co.*	18,909
3,641	Hain Celestial Group, Inc. (The)*	57,783
1,264	J&J Snack Foods Corp.	53,985
2,864	Lance, Inc.	62,120
1,395	Mannatech, Inc.	4,924

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,146	Nash Finch Co.	$40,419
1,561	Sanderson Farms, Inc.	76,427
2,004	Spartan Stores, Inc.	28,096
3,060	TreeHouse Foods, Inc.*	131,671
3,861	United Natural Foods, Inc.*	113,398
1,478	WD-40 Co.	46,291
		1,132,265
	Energy - 3.8%

2,035	Basic Energy Services, Inc.*	19,231
3,205	Bristow Group, Inc.*	116,053
1,709	CARBO Ceramics, Inc.	104,300
2,676	Dril-Quip, Inc.*	146,431
1,276	Gulf Island Fabrication, Inc.	25,456
3,678	Holly Corp.	94,451
2,053	Hornbeck Offshore Services, Inc.*	38,761
10,576	ION Geophysical Corp.*	48,438
1,328	Lufkin Industries, Inc.	97,010
2,340	Matrix Service Co.*	25,038
4,444	Oil States International, Inc.*	191,180
4,052	Penn Virginia Corp.	102,516
1,716	Petroleum Development Corp.*	40,343
4,699	Petroquest Energy, Inc.*	25,187
4,833	Pioneer Drilling Co.*	34,508
1,808	SEACOR Holdings, Inc.*	138,095
1,040	Seahawk Drilling, Inc.*	21,372
5,584	St. Mary Land & Exploration Co.	181,926
3,748	Stone Energy Corp.*	63,903
1,646	Superior Well Services, Inc.*	29,447
3,343	Swift Energy Co.*	99,588
6,735	Tetra Technologies, Inc.*	67,889
5,306	World Fuel Services Corp.	140,185
		1,851,308
	Financials - 13.6%

3,551	Acadia Realty Trust (REIT)	59,408
791	American Physicians Capital, Inc.	22,480
1,686	Amerisafe, Inc.*	29,016
4,146	Bank Mutual Corp.	26,908
1,160	Bank of the Ozarks, Inc.	35,635
8,769	BioMed Realty Trust, Inc. (REIT)	135,481
5,794	Boston Private Financial Holdings, Inc.	39,689
5,271	Brookline Bancorp, Inc.	54,186
2,617	Cash America International, Inc.	100,309
4,709	Cedar Shopping Centers, Inc. (REIT)	31,032
1,420	City Holding Co.	45,568
5,921	Colonial Properties Trust (REIT)	69,809
2,508	Columbia Banking System, Inc.	51,314
2,924	Community Bank System, Inc.	65,527
4,237	Delphi Financial Group, Inc., Class A	90,375
10,885	DiamondRock Hospitality Co. (REIT)*	97,308
2,273	Dime Community Bancshares	27,594
8,191	East West Bancorp, Inc.	143,507
2,333	EastGroup Properties, Inc. (REIT)	83,755
2,085	eHealth, Inc.*	34,820
3,929	Employers Holdings, Inc.	51,784
3,752	Entertainment Properties Trust (REIT)	143,401
7,717	Extra Space Storage, Inc. (REIT)	87,048
4,344	EZCORP, Inc., Class A*	85,707
6,775	First BanCorp./Puerto Rico	14,363
2,371	First Cash Financial Services, Inc.*	50,313
6,759	First Commonwealth Financial Corp.	37,918
4,380	First Financial Bancorp	81,293
1,858	First Financial Bankshares, Inc.	97,266
6,357	First Midwest Bancorp, Inc./IL	86,392
3,206	Forestar Group, Inc.*	56,874
6,047	Franklin Street Properties Corp. (REIT)	78,430
5,502	Glacier Bancorp, Inc.	79,779
1,831	Greenhill & Co., Inc.	130,825
2,532	Hancock Holding Co.	102,090
4,571	Hanmi Financial Corp.*	11,016
5,300	Healthcare Realty Trust, Inc. (REIT)	110,717
1,744	Home Bancshares, Inc./AR	42,344
2,995	Home Properties, Inc. (REIT)	137,171
1,869	Independent Bank Corp./MA	45,940
1,214	Infinity Property & Casualty Corp.	49,471
6,333	Inland Real Estate Corp. (REIT)	53,197
3,902	Investment Technology Group, Inc.*	66,412
3,854	Kilroy Realty Corp. (REIT)	109,184
5,624	Kite Realty Group Trust (REIT)	23,115
4,719	LaBranche & Co., Inc.*	22,132
5,672	LaSalle Hotel Properties (REIT)	110,094
9,137	Lexington Realty Trust (REIT)	54,365
2,072	LTC Properties, Inc. (REIT)	54,038
7,158	Medical Properties Trust, Inc. (REIT)	73,656
2,576	Mid-America Apartment Communities, Inc. (REIT)	133,797
2,892	Nara Bancorp, Inc.*	25,536
3,692	National Financial Partners Corp.*	42,421
11,223	National Penn Bancshares, Inc.	77,326
7,358	National Retail Properties, Inc. (REIT)	156,137
1,198	Navigators Group, Inc.*	45,368
3,066	NBT Bancorp, Inc.	65,122
7,783	Old National Bancorp/IN	88,415
3,811	optionsXpress Holdings, Inc.	60,252
1,931	Parkway Properties, Inc./MD (REIT)	32,055
3,546	Pennsylvania Real Estate Investment Trust (REIT)	35,637
2,943	Pinnacle Financial Partners, Inc.*	44,469
1,427	Piper Jaffray Cos.*	61,775
1,494	Portfolio Recovery Associates, Inc.*	79,675
4,326	Post Properties, Inc. (REIT)	83,232
1,848	Presidential Life Corp.	18,110
5,228	PrivateBancorp, Inc.	67,964
2,895	ProAssurance Corp.*	154,362
1,612	PS Business Parks, Inc. (REIT)	78,988
778	Rewards Network, Inc.	11,320
1,583	RLI Corp.	84,358
2,152	S&T Bancorp, Inc.	38,155
1,344	Safety Insurance Group, Inc.	49,916
4,739	Selective Insurance Group, Inc.	76,819
3,625	Signature Bank/NY*	134,960
1,341	Simmons First National Corp., Class A	35,617
19,237	South Financial Group, Inc. (The)	10,965
2,455	Sovran Self Storage, Inc. (REIT)	77,897
1,616	Sterling Bancorp/NY	13,235
8,852	Sterling Bancshares, Inc./TX	41,781
1,629	Stewart Information Services Corp.	22,904
2,705	Stifel Financial Corp.*	147,963
7,715	Susquehanna Bancshares, Inc.	64,420
2,507	SWS Group, Inc.	30,209
3,596	Tanger Factory Outlet Centers (REIT)	149,845
688	Tompkins Financial Corp.	24,672
4,013	Tower Group, Inc.	91,376
2,954	TradeStation Group, Inc.*	20,383
6,844	TrustCo Bank Corp NY	41,406
2,669	UMB Financial Corp.	102,249
9,891	Umpqua Holdings Corp.	123,441
3,413	United Bankshares, Inc.	84,028
7,381	United Community Banks, Inc./GA*	30,631
1,994	United Fire & Casualty Co.	33,898
1,913	Urstadt Biddle Properties, Inc., Class A (REIT)	30,168
8,611	Whitney Holding Corp./LA	110,651

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,733	Wilshire Bancorp, Inc.	$16,290
2,157	Wintrust Financial Corp.	73,424
1,452	World Acceptance Corp.*	60,679
3,336	Zenith National Insurance Corp.	127,068
		6,701,425
	Health Care - 9.9%

1,967	Abaxis, Inc.*	49,942
973	Air Methods Corp.*	25,892
5,971	Align Technology, Inc.*	108,075
726	Almost Family, Inc.*	26,180
2,497	Amedisys, Inc.*	143,952
6,646	American Medical Systems Holdings, Inc.*	120,426
4,562	AMERIGROUP Corp.*	119,889
2,913	AMN Healthcare Services, Inc.*	26,858
2,738	Amsurg Corp.*	56,567
1,149	Analogic Corp.	47,454
2,512	Arqule, Inc.*	8,264
1,063	Bio-Reference Labs, Inc.*	42,105
2,615	Cambrex Corp.*	9,859
1,148	Cantel Medical Corp.	22,443
3,431	Catalyst Health Solutions, Inc.*	129,314
4,289	Centene Corp.*	76,644
2,014	Chemed Corp.	107,870
871	Computer Programs & Systems, Inc.	31,304
2,599	Conmed Corp.*	56,866
4,034	Cooper Cos., Inc. (The)	161,602
647	Corvel Corp.*	20,833
2,753	Cross Country Healthcare, Inc.*	27,062
2,541	CryoLife, Inc.*	17,914
5,174	Cubist Pharmaceuticals, Inc.*	108,861
2,132	Cyberonics, Inc.*	38,056
1,582	Dionex Corp.*	108,050
5,086	Eclipsys Corp.*	94,650
1,484	Emergent Biosolutions, Inc.*	21,755
2,984	Enzo Biochem, Inc.*	15,606
3,765	eResearchTechnology, Inc.*	22,778
1,534	Genoptix, Inc.*	49,962
2,618	Gentiva Health Services, Inc.*	72,545
2,070	Greatbatch, Inc.*	40,406
2,287	Haemonetics Corp.*	122,332
2,829	Hanger Orthopedic Group, Inc.*	52,761
4,371	Healthspring, Inc.*	80,470
3,018	Healthways, Inc.*	45,330
2,296	HMS Holdings Corp.*	105,708
1,137	ICU Medical, Inc.*	39,079
1,831	Integra LifeSciences Holdings Corp.*	72,874
2,884	Invacare Corp.	78,676
3,000	inVentiv Health, Inc.*	44,040
1,210	IPC The Hospitalist Co., Inc.*	40,003
1,329	Kendle International, Inc.*	22,633
990	Kensey Nash Corp.*	21,849
836	Landauer, Inc.	50,804
1,663	LCA-Vision, Inc.*	13,221
1,351	LHC Group, Inc.*	40,665
3,140	Magellan Health Services, Inc.*	131,629
2,968	Martek Biosciences Corp.*	58,855
1,579	Medcath Corp.*	10,690
4,155	Mednax, Inc.*	222,292
3,623	Meridian Bioscience, Inc.	80,286
2,507	Merit Medical Systems, Inc.*	36,903
1,187	Molina Healthcare, Inc.*	25,378
1,091	MWI Veterinary Supply, Inc.*	44,949
2,536	Natus Medical, Inc.*	34,185
1,987	Neogen Corp.*	48,145
2,959	Odyssey HealthCare, Inc.*	51,871
2,849	Omnicell, Inc.*	38,547
1,609	Osteotech, Inc.*	6,259
1,614	Palomar Medical Technologies, Inc.*	14,574
3,108	Par Pharmaceutical Cos., Inc.*	77,793
5,192	Parexel International Corp.*	104,619
2,734	PharMerica Corp.*	46,888
3,866	Phase Forward, Inc.*	46,121
5,329	PSS World Medical, Inc.*	112,389
1,688	Quality Systems, Inc.	96,622
5,678	Regeneron Pharmaceuticals, Inc.*	138,885
2,201	RehabCare Group, Inc.*	61,276
2,289	Res-Care, Inc.*	20,876
4,958	Salix Pharmaceuticals Ltd.*	141,601
5,948	Savient Pharmaceuticals, Inc.*	80,179
1,561	SurModics, Inc.*	30,065
3,197	Symmetry Medical, Inc.*	27,494
2,988	Theragenics Corp.*	4,243
6,915	Viropharma, Inc.*	86,161
2,946	West Pharmaceutical Services, Inc.	114,747
1,884	Zoll Medical Corp.*	48,833
		4,883,784
	Industrials - 12.2%

2,033	A. O. Smith Corp.	92,095
1,123	AAON, Inc.	23,628
3,476	AAR Corp.*	78,836
4,146	ABM Industries, Inc.	84,910
6,057	Actuant Corp., Class A	109,692
3,865	Acuity Brands, Inc.	150,658
1,989	Administaff, Inc.	35,842
1,325	Aerovironment, Inc.*	32,131
2,451	Albany International Corp., Class A	47,353
1,355	Allegiant Travel Co.*	70,650
794	American Science & Engineering, Inc.	59,002
2,498	Apogee Enterprises, Inc.	35,696
3,325	Applied Industrial Technologies, Inc.	74,946
1,177	Applied Signal Technology, Inc.	21,739
2,258	Arkansas Best Corp.	59,250
1,772	Astec Industries, Inc.*	43,042
1,785	ATC Technology Corp.*	40,002
1,098	AZZ, Inc.	34,488
1,335	Badger Meter, Inc.	47,967
3,744	Baldor Electric Co.	117,636
3,859	Barnes Group, Inc.	61,976
4,166	Belden, Inc.	88,236
3,578	Bowne & Co., Inc.	39,823
4,675	Brady Corp., Class A	130,994
4,465	Briggs & Stratton Corp.	78,182
817	Cascade Corp.	22,566
1,134	CDI Corp.	16,205
2,294	Ceradyne, Inc.*	51,707
1,518	CIRCOR International, Inc.	46,921
4,495	CLARCOR, Inc.	147,211
3,414	Comfort Systems USA, Inc.	40,012
998	Consolidated Graphics, Inc.*	44,451
1,385	Cubic Corp.	47,769
4,073	Curtiss-Wright Corp.	130,540
3,483	Dycom Industries, Inc.*	31,451
5,887	EMCOR Group, Inc.*	135,520
1,684	Encore Wire Corp.	33,848
1,786	EnPro Industries, Inc.*	49,436
2,362	ESCO Technologies, Inc.	77,261
2,656	Esterline Technologies Corp.*	109,294
1,228	Exponent, Inc.*	32,702
2,588	Forward Air Corp.	63,302
1,662	G&K Services, Inc., Class A	41,500
4,649	Gardner Denver, Inc.	202,743

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,545	GenCorp, Inc.*	$19,634
4,586	Geo Group, Inc. (The)*	90,665
2,691	Gibraltar Industries, Inc.*	31,431
3,936	Griffon Corp.*	48,728
3,883	Healthcare Services Group, Inc.	85,271
4,698	Heartland Express, Inc.	71,926
1,524	Heidrick & Struggles International, Inc.	41,102
3,384	HUB Group, Inc., Class A*	91,267
2,218	II-VI, Inc.*	62,193
3,472	Insituform Technologies, Inc., Class A*	85,272
5,027	Interface, Inc., Class A	43,232
2,465	John Bean Technologies Corp.	40,303
2,299	Kaman Corp.	55,061
2,966	Kaydon Corp.	96,395
2,372	Kelly Services, Inc., Class A*	37,312
5,204	Knight Transportation, Inc.	102,779
358	Lawson Products, Inc.	6,347
1,109	Lindsay Corp.	40,822
1,502	Lydall, Inc.*	12,001
2,766	Magnetek, Inc.*	4,011
3,172	Mobile Mini, Inc.*	43,107
4,048	Moog, Inc., Class A*	137,470
3,362	Mueller Industries, Inc.	75,242
8,051	NCI Building Systems, Inc.*	15,297
2,497	Old Dominion Freight Line, Inc.*	76,758
3,223	On Assignment, Inc.*	21,240
5,075	Orbital Sciences Corp.*	93,634
3,362	Quanex Building Products Corp.	52,380
2,932	Robbins & Myers, Inc.	70,866
1,431	School Specialty, Inc.*	30,552
3,433	Simpson Manufacturing Co., Inc.	84,383
4,965	Skywest, Inc.	73,283
4,541	Spherion Corp.*	35,738
1,133	Standard Register Co. (The)	6,232
1,111	Standex International Corp.	27,664
1,438	Stanley, Inc.*	36,252
3,558	SYKES Enterprises, Inc.*	84,716
3,218	Teledyne Technologies, Inc.*	121,222
5,471	Tetra Tech, Inc.*	114,453
3,057	Toro Co.	134,569
1,937	Tredegar Corp.	32,445
1,487	Triumph Group, Inc.	77,830
3,912	TrueBlue, Inc.*	51,911
2,133	United Stationers, Inc.*	121,815
1,727	Universal Forest Products, Inc.	60,859
1,835	Viad Corp.	35,067
1,748	Vicor Corp.*	16,623
1,078	Volt Information Sciences, Inc.*	11,481
2,862	Watsco, Inc.	165,538
2,621	Watts Water Technologies, Inc., Class A	76,428
		6,034,020
	Information Technology - 13.2%

2,338	Actel Corp.*	29,950
10,757	Adaptec, Inc.*	33,132
2,964	Advanced Energy Industries, Inc.*	43,037
1,790	Agilysys, Inc.	19,547
2,577	Anixter International, Inc.*	107,564
11,194	Arris Group, Inc.*	115,522
2,801	ATMI, Inc.*	47,169
2,544	Avid Technology, Inc.*	34,217
1,039	Bel Fuse, Inc., Class B	23,616
5,750	Benchmark Electronics, Inc.*	113,850
1,566	Black Box Corp.	45,304
3,943	Blackbaud, Inc.	91,793
3,624	Blue Coat Systems, Inc.*	105,024
6,220	Brightpoint, Inc.*	44,349
5,752	Brooks Automation, Inc.*	49,697
2,094	Cabot Microelectronics Corp.*	74,128
2,685	CACI International, Inc., Class A*	133,069
3,482	Checkpoint Systems, Inc.*	71,799
6,209	Ciber, Inc.*	23,160
3,542	Cognex Corp.	66,944
2,093	Cohu, Inc.	28,046
3,760	CommVault Systems, Inc.*	82,344
2,028	Compellent Technologies, Inc.*	31,495
2,164	comScore, Inc.*	33,585
2,522	Comtech Telecommunications Corp.*	79,746
3,809	Concur Technologies, Inc.*	149,845
3,137	CSG Systems International, Inc.*	63,116
3,027	CTS Corp.	24,095
6,249	Cybersource Corp.*	107,045
2,575	Cymer, Inc.*	80,649
13,906	Cypress Semiconductor Corp.*	164,647
3,077	Daktronics, Inc.	23,293
3,610	DealerTrack Holdings, Inc.*	51,334
2,205	Digi International, Inc.*	22,381
3,117	Diodes, Inc.*	61,124
2,045	DSP Group, Inc.*	14,990
1,566	DTS, Inc.*	50,112
2,699	Ebix, Inc.*	39,189
2,449	Electro Scientific Industries, Inc.*	30,637
1,364	EMS Technologies, Inc.*	18,714
4,112	Epicor Software Corp.*	35,240
2,906	EPIQ Systems, Inc.*	33,768
3,895	Exar Corp.*	28,784
1,437	FARO Technologies, Inc.*	34,402
3,366	FEI Co.*	71,628
1,323	Forrester Research, Inc.*	39,624
2,251	Gerber Scientific, Inc.*	14,159
8,581	Harmonic, Inc.*	56,291
3,346	Heartland Payment Systems, Inc.	51,160
1,909	Hittite Microwave Corp.*	79,682
2,085	Hutchinson Technology, Inc.*	13,761
3,158	Infospace, Inc.*	31,833
4,097	Insight Enterprises, Inc.*	52,401
1,548	Integral Systems, Inc.*	13,251
1,146	Interactive Intelligence, Inc.*	22,576
4,443	Intermec, Inc.*	63,268
1,971	Intevac, Inc.*	27,929
4,032	j2 Global Communications, Inc.*	87,494
3,172	JDA Software Group, Inc.*	89,768
1,208	Keithley Instruments, Inc.	8,686
2,680	Knot, Inc. (The)*	20,502
5,916	Kopin Corp.*	22,481
6,189	Kulicke & Soffa Industries, Inc.*	40,724
1,943	Littelfuse, Inc.*	69,151
1,620	LoJack Corp.*	6,934
2,011	Manhattan Associates, Inc.*	50,818
1,577	MAXIMUS, Inc.	90,804
2,100	Mercury Computer Systems, Inc.*	25,662
3,351	Methode Electronics, Inc.	41,686
3,839	Micrel, Inc.	37,814
7,314	Microsemi Corp.*	113,440
4,421	MKS Instruments, Inc.*	79,711
1,482	MTS Systems Corp.	40,340
614	NCI, Inc., Class A*	17,296
3,091	Netgear, Inc.*	78,357
3,050	Netscout Systems, Inc.*	44,500
2,654	Network Equipment Technologies, Inc.*	13,535
3,236	Newport Corp.*	34,107

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,754	Novatel Wireless, Inc.*	$18,342
1,834	Park Electrochemical Corp.	49,848
1,667	PC-Tel, Inc.*	10,152
2,737	Perficient, Inc.*	30,381
2,282	Pericom Semiconductor Corp.*	21,428
3,126	Phoenix Technologies Ltd.*	8,659
3,532	Plexus Corp.*	121,818
3,586	Progress Software Corp.*	100,479
2,455	Radiant Systems, Inc.*	27,422
2,122	Radisys Corp.*	17,464
1,405	Rogers Corp.*	38,567
2,767	Rudolph Technologies, Inc.*	22,025
2,373	Scansource, Inc.*	61,698
2,391	Sigma Designs, Inc.*	27,975
15,570	Skyworks Solutions, Inc.*	237,755
2,652	Smith Micro Software, Inc.*	23,232
2,656	Sonic Solutions, Inc.*	24,143
1,986	Standard Microsystems Corp.*	38,767
1,063	StarTek, Inc.*	6,941
1,809	Stratasys, Inc.*	47,703
1,154	Supertex, Inc.*	27,592
3,903	Symmetricom, Inc.*	22,911
3,037	Synaptics, Inc.*	81,087
1,842	SYNNEX Corp.*	52,755
7,247	Take-Two Interactive Software, Inc.*	69,716
3,426	Taleo Corp., Class A*	80,648
3,675	Technitrol, Inc.	16,170
6,011	Tekelec*	99,302
2,895	TeleTech Holdings, Inc.*	50,634
4,445	Tessera Technologies, Inc.*	79,832
6,027	THQ, Inc.*	36,524
1,133	Tollgrade Communications, Inc.*	7,387
13,585	TriQuint Semiconductor, Inc.*	97,676
3,854	TTM Technologies, Inc.*	32,913
2,468	Tyler Technologies, Inc.*	44,819
2,116	Ultratech, Inc.*	27,296
7,554	United Online, Inc.	47,288
6,570	Varian Semiconductor Equipment Associates, Inc.*	197,626
3,440	Veeco Instruments, Inc.*	117,304
2,506	Viasat, Inc.*	76,182
3,906	Websense, Inc.*	83,823
3,404	Wright Express Corp.*	96,401
		6,493,510
	Materials - 3.3%

2,329	A. Schulman, Inc.	54,871
1,493	A.M. Castle & Co.	17,199
2,218	AMCOL International Corp.	56,426
1,842	American Vanguard Corp.	11,881
2,237	Arch Chemicals, Inc.	69,056
2,499	Balchem Corp.	54,753
1,807	Brush Engineered Materials, Inc.*	37,116
3,460	Buckeye Technologies, Inc.*	38,233
4,998	Calgon Carbon Corp.*	77,519
5,122	Century Aluminum Co.*	62,437
1,014	Clearwater Paper Corp.*	48,936
955	Deltic Timber Corp.	43,873
3,912	Eagle Materials, Inc.	92,285
4,343	H.B. Fuller Co.	91,160
5,378	Headwaters, Inc.*	26,836
2,521	Myers Industries, Inc.	23,370
1,308	Neenah Paper, Inc.	18,534
1,046	NewMarket Corp.	93,146
806	Olympic Steel, Inc.	22,294
2,729	OM Group, Inc.*	93,932
1,014	Penford Corp.*	11,296
8,258	PolyOne Corp.*	65,651
988	Quaker Chemical Corp.	19,572
3,460	Rock-Tenn Co., Class A	144,766
2,679	RTI International Metals, Inc.*	64,377
1,581	Schweitzer-Mauduit International, Inc.	72,567
681	Stepan Co.	32,375
2,476	Texas Industries, Inc.	87,972
4,369	Wausau Paper Corp.*	36,962
1,930	Zep, Inc.	42,634
		1,612,029
	Telecommunication Services - 0.4%

2,301	Cbeyond, Inc.*	28,532
3,983	General Communication, Inc., Class A*	21,867
2,928	Iowa Telecommunications Services, Inc.	47,288
2,995	Neutral Tandem, Inc.*	48,279
2,728	NTELOS Holdings Corp.	46,594
2,020	USA Mobility, Inc.	22,745
		215,305
	Utilities - 2.5%

2,649	Allete, Inc.	83,311
1,653	American States Water Co.	53,160
4,892	Avista Corp.	99,601
1,044	Central Vermont Public Service Corp.	20,525
1,411	CH Energy Group, Inc.	56,426
3,951	El Paso Electric Co.*	79,494
1,979	Laclede Group, Inc. (The)	64,891
3,713	New Jersey Resources Corp.	135,228
2,368	Northwest Natural Gas Co.	104,168
6,529	Piedmont Natural Gas Co., Inc.	168,645
2,660	South Jersey Industries, Inc.	106,054
4,015	Southwest Gas Corp.	114,749
2,672	UIL Holdings Corp.	73,427
3,194	Unisource Energy Corp.	93,073
		1,252,752
	Total Common Stocks (Cost $27,934,934)	35,989,982

Principal Amount
	Repurchase Agreements (a) - 3.3%
$59,298	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $59,298(b)	59,298
59,298	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $59,299(c)	59,298
6,957	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $6,957(d)	6,957
4,913	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $4,913(e)	4,913
177,893	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $177,897(f)	177,893
177,893	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $177,897(g)	177,893

See accompanying notes to schedule of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$7,860	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $7,860(h)	$7,860
187,718	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $187,720(i)	187,718
237,191	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $237,196(j)	237,191
118,595	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $118,596(k)	118,595
343,926	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $343,929(l)	343,926
207,542	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $207,544(m)	207,542
29,034	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $29,034(n)	29,034
	Total Repurchase Agreements (Cost $1,618,118)	1,618,118
	Total Investment Securities (Cost $29,553,052) — 76.3%	37,608,100
	Other assets less liabilities — 23.7%	11,691,531
	Net Assets — 100.0%	$49,299,631

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $12,187,477.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $60,484. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $60,484. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $7,096. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $5,011. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $181,451. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $181,452. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $8,017. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $191,473. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $241,935. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $120,967. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $350,805. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $211,693. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $29,615.  The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$382,176
Aggregate gross unrealized depreciation	(1,602,866)
Net unrealized depreciation	$(1,220,690)
Federal income tax cost of investments	$38,828,790

Futures Contracts Purchased

Ultra SmallCap600 had the following open long futures contracts as of February 28, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P SmallCap 600 Futures Contracts	195	03/19/10	$6,505,200	$156,959

Cash collateral in the amount of $590,085 was pledged to cover margin requirements for open futures contracts as of February 28, 2010.

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600™ Index	$11,309,070	$4,440,692

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600™ Index	8,706,813	(40,069)

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600™ Index	21,498,686	6,731,755

Equity Index Swap Agreement with UBS AG, based on the S&P SmallCap 600™ Index	14,605,473	(35,126)

		$11,097,252

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$35,989,982	$—	$35,989,982
Repurchase Agreements	—	1,618,118	1,618,118
Total Investment Securities	35,989,982	1,618,118	37,608,100
Other Financial Instruments*:
Futures Contracts	156,959	—	156,959
Swap Agreements	—	11,097,252	11,097,252
Total Other Financial Instruments	156,959	11,097,252	11,254,211
Total Investments	$36,146,941	$12,715,370	$48,862,311

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 62.1%
	Consumer Discretionary - 9.0%

3,036	1-800-Flowers.com, Inc., Class A*	$6,163
5,446	99 Cents Only Stores*	89,859
2,930	AFC Enterprises, Inc.*	23,733
2,194	Ambassadors Group, Inc.	24,770
3,779	American Apparel, Inc.*	10,619
6,439	American Axle & Manufacturing Holdings, Inc.*	63,167
4,581	American Greetings Corp., Class A	87,360
2,097	American Public Education, Inc.*	90,716
1,160	America’s Car-Mart, Inc.*	30,670
2,494	Amerigon, Inc.*	24,391
2,955	Ameristar Casinos, Inc.	44,591
6,793	AnnTaylor Stores Corp.*	116,908
3,059	Arbitron, Inc.	65,768
8,582	ArvinMeritor, Inc.*	100,066
3,744	Asbury Automotive Group, Inc.*	43,543
1,647	Ascent Media Corp., Class A*	42,822
1,989	Audiovox Corp., Class A*	14,361
6,305	Bally Technologies, Inc.*	261,090
7,188	Beazer Homes USA, Inc.*	29,902
2,757	bebe stores, inc.	23,241
10,361	Belo Corp., Class A	69,730
1,538	Benihana, Inc., Class A*	7,075
2,500	Big 5 Sporting Goods Corp.	38,200
2,287	BJ’s Restaurants, Inc.*	48,942
1,469	Blue Nile, Inc.*	75,272
1,669	Bluegreen Corp.*	4,339
701	Blyth, Inc.	20,217
3,563	Bob Evans Farms, Inc.	101,581
817	Books-A-Million, Inc.	5,139
5,665	Borders Group, Inc.*	8,044
1,593	Bridgepoint Education, Inc.*	26,890
1,116	Brookfield Homes Corp.*	8,493
4,816	Brown Shoe Co., Inc.	66,605
10,201	Brunswick Corp.	117,720
2,954	Buckle, Inc. (The)	86,464
2,095	Buffalo Wild Wings, Inc.*	92,075
1,960	Build-A-Bear Workshop, Inc.*	11,858
4,622	Cabela’s, Inc.*	71,456
2,235	California Pizza Kitchen, Inc.*	34,732
7,466	Callaway Golf Co.	59,205
1,687	Capella Education Co.*	140,139
813	Caribou Coffee Co., Inc.*	5,772
1,264	Carmike Cinemas, Inc.*	11,502
1,290	Carrols Restaurant Group, Inc.*	8,191
6,586	Carter’s, Inc.*	188,755
3,226	Cato Corp. (The), Class A	63,230
750	Cavco Industries, Inc.*	26,265
2,656	CEC Entertainment, Inc.*	93,093
13,356	Charming Shoppes, Inc.*	79,468
6,958	Cheesecake Factory, Inc. (The)*	164,557
867	Cherokee, Inc.	14,826
2,543	Children’s Place Retail Stores, Inc. (The)*	97,168
509	China Automotive Systems, Inc.*	10,277
3,916	ChinaCast Education Corp.*	28,195
4,172	Christopher & Banks Corp.	28,954
1,093	Churchill Downs, Inc.	38,889
3,746	Cinemark Holdings, Inc.	60,348
1,691	Citi Trends, Inc.*	50,290
5,658	CKE Restaurants, Inc.	64,331
6,727	CKX, Inc.*	28,052
3,488	Coinstar, Inc.*	103,524
6,615	Coldwater Creek, Inc.*	34,332
7,434	Collective Brands, Inc.*	168,008
1,343	Columbia Sportswear Co.	61,563
1,162	Conn’s, Inc.*	5,229
6,828	Cooper Tire & Rubber Co.	119,763
1,132	Core-Mark Holding Co., Inc.*	36,269
9,269	Corinthian Colleges, Inc.*	150,343
597	CPI Corp.	7,504
2,624	Cracker Barrel Old Country Store, Inc.	114,616
9,725	CROCS, Inc.*	68,561
1,253	Crown Media Holdings, Inc., Class A*	2,080
854	CSS Industries, Inc.	14,416
16,147	Dana Holding Corp.*	183,591
1,515	Deckers Outdoor Corp.*	182,103
11,137	Denny’s Corp.*	30,627
538	Destination Maternity Corp.*	12,170
5,951	Dillard’s, Inc., Class A	100,393
2,022	DineEquity, Inc.*	59,325
3,468	Dolan Media Co.*	36,137
4,279	Domino’s Pizza, Inc.*	53,445
1,324	Dorman Products, Inc.*	23,898
1,656	Dover Downs Gaming & Entertainment, Inc.	6,111
6,539	Dress Barn, Inc.*	162,560
2,125	Drew Industries, Inc.*	49,236
10,074	Drugstore.com, Inc.*	33,345
1,391	DSW, Inc., Class A*	37,460
3,338	E.W. Scripps Co. (The), Class A*	25,436
31,079	Eastman Kodak Co.*	184,609
546	Einstein Noah Restaurant Group, Inc.*	5,984
2,845	Ethan Allen Interiors, Inc.	45,406
5,802	Exide Technologies*	33,361
1,690	FGX International Holdings Ltd.*	33,344
4,909	Finish Line (The), Class A	59,350
655	Fisher Communications, Inc.*	9,308
5,443	Fossil, Inc.*	197,309
4,635	Fred’s, Inc., Class A	47,972
245	Frisch’s Restaurants, Inc.	5,978
1,586	Fuel Systems Solutions, Inc.*	44,234
1,429	Fuqi International, Inc.*	26,365
4,819	Furniture Brands International, Inc.*	26,408
1,675	G-III Apparel Group Ltd.*	35,125
1,876	Gaiam, Inc., Class A*	13,094
4,607	Gaylord Entertainment Co.*	103,704
2,629	Genesco, Inc.*	62,912
1,884	Global Sources Ltd.*	11,794
1,813	Grand Canyon Education, Inc.*	39,433
3,231	Great Wolf Resorts, Inc.*	8,013
2,801	Group 1 Automotive, Inc.*	77,784
3,368	Gymboree Corp.*	146,508
4,394	Harte-Hanks, Inc.	52,245
2,062	Haverty Furniture Cos., Inc.	27,383
635	Hawk Corp., Class A*	12,636
3,461	Helen of Troy Ltd.*	83,652
1,470	hhgregg, Inc.*	30,679
3,330	Hibbett Sports, Inc.*	76,623
1,260	Hooker Furniture Corp.	16,468
5,114	HOT Topic, Inc.*	33,088
5,997	Hovnanian Enterprises, Inc., Class A*	23,328
4,608	HSN, Inc.*	99,809
8,267	Iconix Brand Group, Inc.*	107,719
4,596	Interval Leisure Group, Inc.*	65,999
2,229	iRobot Corp.*	36,088

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,788	Isle of Capri Casinos, Inc.*	$13,374
5,849	J. Crew Group, Inc.*	246,126
6,621	Jack in the Box, Inc.*	139,836
3,340	Jackson Hewitt Tax Service, Inc.*	8,150
3,238	Jakks Pacific, Inc.*	39,989
3,055	Jo-Ann Stores, Inc.*	115,632
9,888	Jones Apparel Group, Inc.	166,712
2,116	JoS. A. Bank Clothiers, Inc.*	94,649
4,751	Journal Communications, Inc., Class A*	17,769
2,732	K12, Inc.*	54,995
866	Kenneth Cole Productions, Inc., Class A*	10,150
1,451	Kirkland’s, Inc.*	24,029
3,447	Knology, Inc.*	39,468
6,787	Krispy Kreme Doughnuts, Inc.*	23,822
3,035	K-Swiss, Inc., Class A*	28,347
2,184	Lakes Entertainment, Inc.*	4,805
852	Landry’s Restaurants, Inc.*	17,372
5,971	La-Z-Boy, Inc.*	75,294
3,958	Leapfrog Enterprises, Inc.*	21,571
852	Learning Tree International, Inc.*	10,735
4,646	Life Time Fitness, Inc.*	117,823
3,124	LIN TV Corp., Class A*	15,964
1,129	Lincoln Educational Services Corp.*	25,177
2,398	Lithia Motors, Inc., Class A*	15,299
16,133	Live Nation Entertainment, Inc.*	209,572
11,019	Liz Claiborne, Inc.*	76,141
2,324	LodgeNet Interactive Corp.*	14,502
2,330	Luby’s, Inc.*	7,992
4,711	Lululemon Athletica, Inc.*	134,970
1,679	Lumber Liquidators Holdings, Inc.*	37,240
2,128	M/I Homes, Inc.*	27,345
1,338	Mac-Gray Corp.	13,407
2,198	Maidenform Brands, Inc.*	37,850
2,326	Marcus Corp.	28,400
1,155	Marine Products Corp.*	7,773
3,060	Martha Stewart Living Omnimedia, Class A*	16,371
3,535	Matthews International Corp., Class A	118,493
1,709	McCormick & Schmick’s Seafood Restaurants, Inc.*	13,587
4,545	Mediacom Communications Corp., Class A*	21,089
6,056	Men’s Wearhouse, Inc. (The)	129,356
3,639	Meritage Homes Corp.*	77,838
1,605	Midas, Inc.*	14,557
5,438	Modine Manufacturing Co.*	51,117
1,041	Monarch Casino & Resort, Inc.*	8,047
1,920	Monro Muffler Brake, Inc.	66,931
2,519	Morgans Hotel Group Co.*	10,681
1,886	Movado Group, Inc.*	24,141
3,069	Multimedia Games, Inc.*	14,025
4,896	National CineMedia, Inc.	78,777
548	National Presto Industries, Inc.*	69,136
2,919	New York & Co., Inc.*	10,829
954	NIVS IntelliMedia Technology Group, Inc.*	3,100
486	Nobel Learning Communities, Inc.*	3,912
3,564	NutriSystem, Inc.	68,963
2,002	O’Charleys, Inc.*	16,196
8,830	OfficeMax, Inc.*	141,015
4,211	Orbitz Worldwide, Inc.*	25,055
10,476	Orient-Express Hotels Ltd., Class A*	119,741
1,685	Outdoor Channel Holdings, Inc.*	9,621
1,807	Overstock.com, Inc.*	22,244
1,458	Oxford Industries, Inc.	28,373
2,743	P.F. Chang’s China Bistro, Inc.*	116,413
7,633	Pacific Sunwear of California*	34,196
2,526	Papa John’s International, Inc.*	61,660
1,329	Peet’s Coffee & Tea, Inc.*	48,322
5,646	PEP Boys-Manny Moe & Jack	53,637
1,074	Perry Ellis International, Inc.*	21,018
2,709	PetMed Express, Inc.	52,473
13,346	Pier 1 Imports, Inc.*	81,544
6,955	Pinnacle Entertainment, Inc.*	50,285
2,497	Playboy Enterprises, Inc., Class B*	8,165
3,556	Polaris Industries, Inc.	162,651
5,590	Pool Corp.	111,688
783	Pre-Paid Legal Services, Inc.*	32,604
1,921	PRIMEDIA, Inc.	7,108
1,688	Princeton Review, Inc.*	6,414
14,828	Quiksilver, Inc.*	38,108
7,552	Raser Technologies, Inc.*	8,005
2,490	RC2 Corp.*	35,134
4,217	RCN Corp.*	46,303
2,000	Reading International, Inc., Class A*	8,440
1,557	Red Lion Hotels Corp.*	9,840
1,791	Red Robin Gourmet Burgers, Inc.*	35,516
6,617	Regis Corp.	109,379
7,656	Rent-A-Center, Inc.*	170,269
1,085	Rentrak Corp.*	19,877
2,903	Retail Ventures, Inc.*	25,953
841	Rex Stores Corp.*	15,239
7,546	Ruby Tuesday, Inc.*	61,047
768	Rue21, Inc.*	22,072
3,608	Ruth’s Hospitality Group, Inc.*	13,061
5,006	Ryland Group, Inc.	113,586
14,611	Saks, Inc.*	101,985
10,901	Sally Beauty Holdings, Inc.*	89,279
2,614	Scholastic Corp.	76,852
5,235	Sealy Corp.*	18,113
1,047	Shoe Carnival, Inc.*	19,087
6,208	Shuffle Master, Inc.*	51,030
2,399	Shutterfly, Inc.*	46,037
4,953	Sinclair Broadcast Group, Inc., Class A*	24,864
3,851	Skechers U.S.A., Inc., Class A*	118,341
811	Skyline Corp.	13,828
6,897	Smith & Wesson Holding Corp.*	29,450
3,571	Sonic Automotive, Inc., Class A*	36,781
7,030	Sonic Corp.*	59,685
7,763	Sotheby’s	188,641
3,770	Spartan Motors, Inc.	21,150
1,497	Speedway Motorsports, Inc.	26,168
1,054	Sport Supply Group, Inc.	12,848
4,408	Stage Stores, Inc.	58,626
1,256	Stamps.com, Inc.*	11,379
2,107	Standard Motor Products, Inc.	17,088
11,676	Standard Pacific Corp.*	49,273
1,190	Stanley Furniture Co., Inc.*	9,996
144	Steak n Shake Co. (The)*	49,260
2,953	Stein Mart, Inc.*	24,126
1,688	Steiner Leisure Ltd.*	72,533
765	Steinway Musical Instruments, Inc.*	13,426
1,802	Steven Madden Ltd.*	75,702
9,326	Stewart Enterprises, Inc., Class A	45,697

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,760	Stoneridge, Inc.*	$14,678
2,203	Sturm Ruger & Co., Inc.	25,907
2,700	Superior Industries International, Inc.	39,015
755	Syms Corp.*	7,512
1,173	Systemax, Inc.	19,120
2,816	Talbots, Inc.*	30,525
8,690	Tempur-Pedic International, Inc.*	246,796
6,893	Tenneco, Inc.*	138,963
5,784	Texas Roadhouse, Inc.*	77,679
5,040	Timberland Co. (The), Class A*	93,190
2,225	Town Sports International Holdings, Inc.*	5,763
4,175	Tractor Supply Co.*	228,456
2,933	True Religion Apparel, Inc.*	72,034
3,472	Tuesday Morning Corp.*	19,825
7,256	Tupperware Brands Corp.	339,073
1,150	U.S. Auto Parts Network, Inc.*	7,164
3,226	Ulta Salon Cosmetics & Fragrance, Inc.*	59,133
3,850	Under Armour, Inc., Class A*	100,331
5,163	Unifi, Inc.*	19,464
1,653	Unifirst Corp.	86,882
1,575	Universal Electronics, Inc.*	35,579
2,303	Universal Technical Institute, Inc.*	58,174
1,396	Universal Travel Group*	13,806
3,395	Vail Resorts, Inc.*	122,254
5,572	Valassis Communications, Inc.*	142,755
142	Value Line, Inc.	3,779
1,266	Vitacost.com, Inc.*	14,192
1,059	Vitamin Shoppe, Inc.*	21,042
2,199	Volcom, Inc.*	35,492
5,321	Warnaco Group, Inc. (The)*	222,099
1,661	West Marine, Inc.*	15,663
11,239	Wet Seal, Inc. (The), Class A*	45,068
821	Weyco Group, Inc.	18,899
3,373	Winnebago Industries*	39,397
5,688	Wolverine World Wide, Inc.	156,818
2,096	Wonder Auto Technology, Inc.*	20,771
2,534	World Wrestling Entertainment, Inc., Class A	43,205
3,472	Youbet.com, Inc.*	9,374
2,746	Zale Corp.*	6,508
2,328	Zumiez, Inc.*	33,384
		15,832,332
	Consumer Staples - 2.0%

3,181	AgFeed Industries, Inc.*	14,028
421	Alico, Inc.	10,929
10,311	Alliance One International, Inc.*	52,895
1,141	American Dairy, Inc.*	24,817
2,427	American Italian Pasta Co., Class A*	94,168
7,146	American Oriental Bioengineering, Inc.*	29,656
2,104	Andersons, Inc. (The)	67,959
138	Arden Group, Inc., Class A	14,007
3,369	B&G Foods, Inc., Class A	31,365
7,667	Bare Escentuals, Inc.*	139,386
1,024	Boston Beer Co., Inc., Class A*	48,456
1,189	Calavo Growers, Inc.	21,033
1,573	Cal-Maine Foods, Inc.	50,430
5,889	Casey’s General Stores, Inc.	179,084
6,797	Central Garden and Pet Co., Class A*	64,911
1,226	China Sky One Medical, Inc.*	19,040
1,122	China-Biotics, Inc.*	19,007
5,156	Chiquita Brands International, Inc.*	75,071
502	Coca-Cola Bottling Co. Consolidated	27,936
9,535	Darling International, Inc.*	76,852
1,902	Diamond Foods, Inc.	66,285
337	Diedrich Coffee, Inc.*	11,660
4,131	Dole Food Co., Inc.*	48,457
2,815	Elizabeth Arden, Inc.*	50,726
758	Farmer Bros Co.	13,652
1,856	Female Health Co. (The)	10,486
4,740	Fresh Del Monte Produce, Inc.*	92,003
3,891	Great Atlantic & Pacific Tea Co.*	28,288
391	Griffin Land & Nurseries, Inc.	11,229
4,712	Hain Celestial Group, Inc. (The)*	74,779
1,056	Harbinger Group, Inc.*	7,762
10,283	Heckmann Corp.*	61,492
1,245	HQ Sustainable Maritime Industries, Inc.*	9,163
1,399	Imperial Sugar Co.	20,943
1,469	Ingles Markets, Inc., Class A	20,698
1,662	Inter Parfums, Inc.	22,570
1,655	J&J Snack Foods Corp.	70,685
2,222	Lancaster Colony Corp.	127,854
3,229	Lance, Inc.	70,037
555	Lifeway Foods, Inc.*	6,505
1,813	Mannatech, Inc.	6,400
1,490	Medifast, Inc.*	31,499
1,482	Nash Finch Co.	52,270
1,259	National Beverage Corp.	14,353
5,748	Nu Skin Enterprises, Inc., Class A	153,587
1,253	Nutraceutical International Corp.*	16,101
605	Oil-Dri Corp. of America	9,801
2,183	Omega Protein Corp.*	9,321
633	Orchids Paper Products Co.*	10,274
1,818	Overhill Farms, Inc.*	10,272
2,607	Pantry, Inc. (The)*	34,152
3,908	Prestige Brands Holdings, Inc.*	31,381
1,858	Pricesmart, Inc.	39,501
2,271	Revlon, Inc., Class A*	34,042
4,964	Ruddick Corp.	145,445
2,336	Sanderson Farms, Inc.	114,371
1,290	Schiff Nutrition International, Inc.	10,088
1,073	Seneca Foods Corp., Class A*	28,059
7,257	Smart Balance, Inc.*	36,358
2,592	Spartan Stores, Inc.	36,340
9,314	Star Scientific, Inc.*	8,848
874	Susser Holdings Corp.*	7,324
2,094	Synutra International, Inc.*	34,237
2,813	Tootsie Roll Industries, Inc.	76,542
3,663	TreeHouse Foods, Inc.*	157,619
4,958	United Natural Foods, Inc.*	145,616
2,912	Universal Corp.	154,482
726	USANA Health Sciences, Inc.*	20,103
4,511	Vector Group Ltd.	65,094
720	Village Super Market, Inc., Class A	17,820
1,904	WD-40 Co.	59,633
1,268	Weis Markets, Inc.	44,253
6,307	Winn-Dixie Stores, Inc.*	68,999
2,804	Zhongpin, Inc.*	34,517
		3,605,006
	Energy - 3.3%

6,830	Allis-Chalmers Energy, Inc.*	25,817
950	Alon USA Energy, Inc.	6,650

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,055	Apco Oil and Gas International, Inc.	$23,294
1,387	Approach Resources, Inc.*	11,526
4,422	Arena Resources, Inc.*	183,204
7,838	Atlas Energy, Inc.*	255,832
4,608	ATP Oil & Gas Corp.*	83,221
2,622	Basic Energy Services, Inc.*	24,778
5,853	Berry Petroleum Co., Class A	156,860
4,443	Bill Barrett Corp.*	150,662
1,027	Bolt Technology Corp.*	10,845
9,048	Boots & Coots, Inc.*	16,377
10,719	BPZ Resources, Inc.*	83,823
11,463	Brigham Exploration Co.*	188,222
4,174	Bristow Group, Inc.*	151,141
2,738	Bronco Drilling Co., Inc.*	13,252
5,178	Cal Dive International, Inc.*	36,505
2,231	CARBO Ceramics, Inc.	136,158
3,234	Carrizo Oil & Gas, Inc.*	77,390
6,515	Cheniere Energy, Inc.*	19,415
665	Clayton Williams Energy, Inc.*	24,798
4,118	Clean Energy Fuels Corp.*	74,289
3,553	Cloud Peak Energy, Inc.*	54,041
6,750	Complete Production Services, Inc.*	94,230
1,388	Contango Oil & Gas Co.*	71,565
817	CREDO Petroleum Corp.*	7,083
4,702	Crosstex Energy, Inc.*	36,346
3,135	Cubic Energy, Inc.*	3,762
2,656	CVR Energy, Inc.*	21,832
920	Dawson Geophysical Co.*	26,284
1,462	Delek U.S. Holdings, Inc.	10,629
20,598	Delta Petroleum Corp.*	28,837
5,754	DHT Holdings, Inc.	20,254
3,373	Dril-Quip, Inc.*	184,571
13,208	Endeavour International Corp.*	16,246
2,166	ENGlobal Corp.*	6,216
15,112	Evergreen Energy, Inc.*	4,624
4,921	FX Energy, Inc.*	16,092
5,654	General Maritime Corp.	40,878
950	Geokinetics, Inc.*	8,047
1,022	Georesources, Inc.*	13,695
11,552	Global Industries Ltd.*	77,976
3,607	GMX Resources, Inc.*	33,184
3,759	Golar LNG Ltd.*	42,101
2,833	Goodrich Petroleum Corp.*	54,592
23,606	Gran Tierra Energy, Inc.*	129,597
1,067	Green Plains Renewable Energy, Inc.*	18,096
1,429	Gulf Island Fabrication, Inc.	28,509
2,632	GulfMark Offshore, Inc., Class A*	64,747
3,039	Gulfport Energy Corp.*	27,655
3,810	Harvest Natural Resources, Inc.*	20,345
13,302	Hercules Offshore, Inc.*	48,685
2,642	Hornbeck Offshore Services, Inc.*	49,881
12,186	International Coal Group, Inc.*	53,131
12,296	ION Geophysical Corp.*	56,316
115	Isramco, Inc.*	6,445
3,184	James River Coal Co.*	50,657
14,310	Key Energy Services, Inc.*	145,103
1,994	Knightsbridge Tankers Ltd.	30,728
1,712	Lufkin Industries, Inc.	125,062
3,031	Matrix Service Co.*	32,432
8,803	McMoRan Exploration Co.*	152,116
1,394	Natural Gas Services Group, Inc.*	21,356
10,272	Newpark Resources, Inc.*	53,106
5,416	Nordic American Tanker Shipping	157,389
4,160	Northern Oil and Gas, Inc.*	51,418
25,733	Oilsands Quest, Inc.*	17,498
455	OYO Geospace Corp.*	19,592
831	Panhandle Oil and Gas, Inc., Class A	22,570
13,446	Parker Drilling Co.*	68,978
8,576	Patriot Coal Corp.*	142,876
5,256	Penn Virginia Corp.	132,977
2,226	Petroleum Development Corp.*	52,333
5,948	Petroquest Energy, Inc.*	31,881
1,549	PHI, Inc. (Non-Voting)*	30,237
5,351	Pioneer Drilling Co.*	38,206
85	PrimeEnergy Corp.*	2,131
3,473	Rex Energy Corp.*	48,066
6,063	Rosetta Resources, Inc.*	113,560
3,263	RPC, Inc.	40,331
5,113	Ship Finance International Ltd.	81,297
4,823	Stone Energy Corp.*	82,232
7,868	Sulphco, Inc.*	2,990
2,088	Superior Well Services, Inc.*	37,354
4,327	Swift Energy Co.*	128,901
7,321	Syntroleum Corp.*	16,765
1,457	T-3 Energy Services, Inc.*	34,589
1,224	Teekay Tankers Ltd., Class A	12,509
8,722	Tetra Technologies, Inc.*	87,918
1,546	TGC Industries, Inc.*	6,370
2,501	Toreador Resources Corp.*	22,034
1,163	Union Drilling, Inc.*	7,769
6,059	Uranerz Energy Corp.*	11,270
6,514	Uranium Energy Corp.*	23,841
13,012	USEC, Inc.*	56,732
6,742	Vaalco Energy, Inc.*	28,788
8,991	Vantage Drilling Co.*	12,767
2,092	Venoco, Inc.*	24,016
3,957	W&T Offshore, Inc.	34,861
8,191	Warren Resources, Inc.*	19,167
4,717	Western Refining, Inc.*	20,472
1,177	Westmoreland Coal Co.*	13,053
4,588	Willbros Group, Inc.*	69,279
6,826	World Fuel Services Corp.	180,343
1,690	Zion Oil & Gas, Inc.*	10,512
		5,736,983
	Financials - 13.0%

1,756	1st Source Corp.	26,217
2,528	Abington Bancorp, Inc.	19,440
4,608	Acadia Realty Trust (REIT)	77,092
5,327	Advance America Cash Advance Centers, Inc.	33,400
826	Agree Realty Corp. (REIT)	18,222
237	Alexander’s, Inc. (REIT)*	69,204
489	Alliance Financial Corp./NY	13,135
20,695	Allied Capital Corp.*	86,091
33,285	Ambac Financial Group, Inc.*	23,632
6,063	American Campus Communities, Inc. (REIT)	167,581
1,883	American Capital Agency Corp. (REIT)	47,678
32,436	American Capital Ltd.*	139,475
6,729	American Equity Investment Life Holding Co.	59,215
720	American National Bankshares, Inc.	14,407
1,026	American Physicians Capital, Inc.	29,159
740	American Physicians Service Group, Inc.	17,368
304	American Realty Investors, Inc.*	2,879

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
985	American Safety Insurance Holdings Ltd.*	$13,987
1,597	Ameris Bancorp	15,172
2,198	Amerisafe, Inc.*	37,828
754	Ames National Corp.	13,957
2,636	Amtrust Financial Services, Inc.	37,352
13,137	Anworth Mortgage Asset Corp. (REIT)	88,806
1,157	Apollo Commercial Real Estate Finance, Inc. (REIT)*	20,525
20,366	Apollo Investment Corp.	237,468
15,134	Ares Capital Corp.	197,801
3,571	Argo Group International Holdings Ltd.	99,381
1,075	Arrow Financial Corp.	27,198
3,222	Artio Global Investors, Inc.	78,552
6,095	Ashford Hospitality Trust, Inc. (REIT)*	33,401
1,750	Asset Acceptance Capital Corp.*	9,922
2,256	Associated Estates Realty Corp. (REIT)	27,929
14,255	Assured Guaranty Ltd.	300,780
9,902	Astoria Financial Corp.	131,400
281	Auburn National Bancorp., Inc.	5,499
919	Avatar Holdings, Inc.*	14,814
950	Baldwin & Lyons, Inc., Class B	22,971
753	Bancfirst Corp.	30,045
3,167	Banco Latinoamericano de Comercio Exterior S.A.	44,750
417	Bancorp Rhode Island, Inc.	11,864
2,315	Bancorp, Inc. (The)/DE*	16,274
5,440	Bank Mutual Corp.	35,306
346	Bank of Kentucky Financial Corp.	6,705
609	Bank of Marin Bancorp	19,500
1,494	Bank of the Ozarks, Inc.	45,896
2,503	BankFinancial Corp.	24,029
2,182	Banner Corp.	5,913
426	Bar Harbor Bankshares	11,396
3,778	Beneficial Mutual Bancorp, Inc.*	35,475
1,587	Berkshire Hills Bancorp, Inc.	28,376
5,360	BGC Partners, Inc., Class A	26,586
11,349	BioMed Realty Trust, Inc. (REIT)	175,342
1,525	BlackRock Kelso Capital Corp.	14,106
7,857	Boston Private Financial Holdings, Inc.	53,820
720	Bridge Bancorp, Inc.	16,517
6,014	Broadpoint Gleacher Securities, Inc.*	24,116
6,831	Brookline Bancorp, Inc.	70,223
345	Brooklyn Federal Bancorp, Inc.	2,619
819	Bryn Mawr Bank Corp.	14,234
2,289	Calamos Asset Management, Inc., Class A	30,535
218	California First National Bancorp	2,764
872	Camden National Corp.	26,308
1,364	Cape Bancorp, Inc.*	9,916
1,367	Capital City Bank Group, Inc.	17,607
331	Capital Southwest Corp.	28,883
5,979	CapLease, Inc. (REIT)	26,308
8,001	Capstead Mortgage Corp. (REIT)	99,532
3,267	Cardinal Financial Corp.	31,723
1,562	Cardtronics, Inc.*	15,433
3,438	Cash America International, Inc.	131,779
9,071	Cathay General Bancorp	88,261
15,968	CBL & Associates Properties, Inc. (REIT)	189,860
4,503	Cedar Shopping Centers, Inc. (REIT)	29,675
1,443	Center Bancorp, Inc.	12,208
2,164	Centerstate Banks, Inc.	23,241
3,503	Central Pacific Financial Corp.*	4,554
415	Century Bancorp, Inc./MA, Class A	7,926
2,448	Chemical Financial Corp.	50,429
317	Cheviot Financial Corp.	2,631
744	Chicopee Bancorp, Inc.*	9,523
2,965	China Housing & Land Development, Inc.*	12,809
1,389	Citizens & Northern Corp.	15,487
452	Citizens Holding Co.	10,238
45,730	Citizens Republic Bancorp, Inc.*	32,240
3,868	Citizens, Inc./TX*	25,065
1,860	City Holding Co.	59,687
1,063	Clifton Savings Bancorp, Inc.	9,461
1,960	CNA Surety Corp.*	31,595
1,026	CNB Financial Corp./PA	16,765
3,388	CoBiz Financial, Inc.	20,023
3,465	Cogdell Spencer, Inc. (REIT)	23,389
1,994	Cohen & Steers, Inc.	43,389
7,676	Colonial Properties Trust (REIT)	90,500
1,670	Colony Financial, Inc. (REIT)	33,300
3,258	Columbia Banking System, Inc.	66,659
3,789	Community Bank System, Inc.	84,911
1,759	Community Trust Bancorp, Inc.	44,872
2,750	Compass Diversified Holdings	36,795
1,886	CompuCredit Holdings Corp.	6,526
29,049	Conseco, Inc.*	144,664
626	Consolidated-Tomoka Land Co.	19,882
8,523	Cousins Properties, Inc. (REIT)	61,280
2,482	Cowen Group, Inc., Class A*	13,502
2,409	Crawford & Co., Class B*	9,226
708	Credit Acceptance Corp.*	28,440
1,572	CreXus Investment Corp. (REIT)*	21,741
9,847	CVB Financial Corp.	91,577
1,904	Cypress Sharpridge Investments, Inc. (REIT)	25,190
2,528	Danvers Bancorp, Inc.	35,822
23,695	DCT Industrial Trust, Inc. (REIT)	116,579
5,358	Delphi Financial Group, Inc., Class A	114,286
23,725	Developers Diversified Realty Corp. (REIT)	251,722
249	Diamond Hill Investment Group, Inc.	15,896
14,977	DiamondRock Hospitality Co. (REIT)*	133,890
3,009	Dime Community Bancshares	36,529
2,804	Dollar Financial Corp.*	62,922
1,356	Donegal Group, Inc., Class A	19,947
650	Doral Financial Corp.*	2,034
1,888	Duff & Phelps Corp., Class A	31,492
3,057	DuPont Fabros Technology, Inc. (REIT)	59,917
1,294	Dynex Capital, Inc. (REIT)	11,413
182,484	E*Trade Financial Corp.*	293,799
1,759	Eagle Bancorp, Inc.*	20,598
12,772	East West Bancorp, Inc.	223,765
920	Eastern Insurance Holdings, Inc.	8,998
2,927	EastGroup Properties, Inc. (REIT)	105,079
6,587	Education Realty Trust, Inc. (REIT)	35,899
2,709	eHealth, Inc.*	45,240
549	EMC Insurance Group, Inc.	11,123

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5,113	Employers Holdings, Inc.	$67,389
1,564	Encore Capital Group, Inc.*	28,215
770	Enstar Group Ltd.*	48,518
633	Enterprise Bancorp, Inc./MA	7,457
1,327	Enterprise Financial Services Corp.	11,372
4,852	Entertainment Properties Trust (REIT)	185,443
1,468	Epoch Holding Corp.	14,900
2,934	Equity Lifestyle Properties, Inc. (REIT)	145,937
3,785	Equity One, Inc. (REIT)	69,909
1,052	ESB Financial Corp.	13,182
1,768	ESSA Bancorp, Inc.	20,686
1,677	Evercore Partners, Inc., Class A	50,494
10,005	Extra Space Storage, Inc. (REIT)	112,856
5,241	EZCORP, Inc., Class A*	103,405
746	Farmers Capital Bank Corp.	6,423
1,496	FBL Financial Group, Inc., Class A	30,399
2,092	FBR Capital Markets Corp.*	11,318
7,481	FelCor Lodging Trust, Inc. (REIT)*	28,203
4,488	Fifth Street Finance Corp.	50,849
1,260	Financial Institutions, Inc.	16,682
1,959	First Acceptance Corp.*	4,153
1,015	First Bancorp, Inc./ME	14,383
9,319	First BanCorp./Puerto Rico	19,756
1,694	First Bancorp/NC	23,919
5,573	First Busey Corp.	20,954
648	First California Financial Group, Inc.*	1,918
2,648	First Cash Financial Services, Inc.*	56,191
9,866	First Commonwealth Financial Corp.	55,348
1,646	First Community Bancshares, Inc./VA	18,929
946	First Defiance Financial Corp.	9,309
6,681	First Financial Bancorp	123,999
2,411	First Financial Bankshares, Inc.	126,216
1,361	First Financial Corp./IN	35,767
1,859	First Financial Holdings, Inc.	22,234
2,112	First Financial Northwest, Inc.	13,812
448	First Financial Service Corp.	4,184
6,119	First Industrial Realty Trust, Inc. (REIT)*	33,838
7,154	First Marblehead Corp. (The)*	16,883
2,432	First Merchants Corp.	14,081
1,660	First Mercury Financial Corp.	23,622
8,513	First Midwest Bancorp, Inc./IL	115,692
625	First of Long Island Corp. (The)	15,706
3,470	First Potomac Realty Trust (REIT)	47,470
950	First South Bancorp, Inc./NC	10,184
9,563	FirstMerit Corp.	202,162
7,761	Flagstar Bancorp, Inc.*	5,006
4,526	Flagstone Reinsurance Holdings Ltd.	51,777
3,479	Flushing Financial Corp.	44,149
13,210	FNB Corp./PA	100,396
4,171	Forestar Group, Inc.*	73,994
623	Fox Chase Bancorp, Inc.*	5,763
819	FPIC Insurance Group, Inc.*	30,197
7,751	Franklin Street Properties Corp. (REIT)	100,530
828	GAMCO Investors, Inc., Class A	36,026
1,276	German American Bancorp, Inc.	20,199
2,021	Getty Realty Corp. (REIT)	44,644
7,532	GFI Group, Inc.	41,501
7,133	Glacier Bancorp, Inc.	103,428
2,433	Gladstone Capital Corp.	23,746
981	Gladstone Commercial Corp. (REIT)	13,714
2,544	Gladstone Investment Corp.	13,661
7,147	Glimcher Realty Trust (REIT)	30,732
1,935	Government Properties Income Trust (REIT)	45,569
4,936	Gramercy Capital Corp./NY (REIT)*	18,856
1,152	Great Southern Bancorp, Inc.	26,323
3,264	Greenlight Capital Re Ltd., Class A*	82,644
6,081	Guaranty Bancorp*	8,270
1,086	Hallmark Financial Services*	8,634
2,123	Hampton Roads Bankshares, Inc.	3,821
3,263	Hancock Holding Co.	131,564
1,540	Harleysville Group, Inc.	51,667
5,014	Harleysville National Corp.	33,143
3,575	Harris & Harris Group, Inc.*	16,230
4,200	Hatteras Financial Corp. (REIT)	109,074
6,887	Healthcare Realty Trust, Inc. (REIT)	143,869
1,544	Heartland Financial USA, Inc.	22,419
4,105	Hercules Technology Growth Capital, Inc.	40,393
1,051	Heritage Financial Corp./WA*	15,544
224	Heritage Financial Group	1,960
11,159	Hersha Hospitality Trust (REIT)	46,310
8,203	Highwoods Properties, Inc. (REIT)	238,297
4,605	Hilltop Holdings, Inc.*	55,076
1,041	Home Bancorp, Inc.*	12,690
2,024	Home Bancshares, Inc./AR	49,143
1,918	Home Federal Bancorp, Inc./ID	25,567
4,005	Home Properties, Inc. (REIT)	183,429
4,532	Horace Mann Educators Corp.	60,910
2,399	Iberiabank Corp.	137,007
750	Independence Holding Co.	6,540
2,425	Independent Bank Corp./MA	59,606
984	IndyMac Bancorp, Inc.*	36
1,588	Infinity Property & Casualty Corp.	64,711
8,156	Inland Real Estate Corp. (REIT)	68,510
1,491	International Assets Holding Corp.*	23,275
6,061	International Bancshares Corp.	128,493
1,940	Invesco Mortgage Capital, Inc. (REIT)	44,038
5,450	Investors Bancorp, Inc.*	70,141
8,474	Investors Real Estate Trust (REIT)	75,758
11,541	iStar Financial, Inc. (REIT)*	44,664
1,692	JMP Group, Inc.	13,062
497	Kansas City Life Insurance Co.	14,557
1,187	Kayne Anderson Energy Development Co.	17,888
4,026	KBW, Inc.*	95,658
2,097	Kearny Financial Corp.	21,033
340	Kentucky First Federal Bancorp	4,141
456	K-Fed Bancorp	3,798
5,012	Kilroy Realty Corp. (REIT)	141,990
5,361	Kite Realty Group Trust (REIT)	22,034
10,787	Knight Capital Group, Inc., Class A*	174,102
2,243	Kohlberg Capital Corp.	10,138
6,414	LaBranche & Co., Inc.*	30,082
2,388	Lakeland Bancorp, Inc.	18,197

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,821	Lakeland Financial Corp.	$32,068
7,359	LaSalle Hotel Properties (REIT)	142,838
851	Legacy Bancorp, Inc.	8,357
11,237	Lexington Realty Trust (REIT)	66,860
848	Life Partners Holdings, Inc.	17,452
2,698	LTC Properties, Inc. (REIT)	70,364
5,787	Maiden Holdings Ltd.	40,625
1,155	Main Street Capital Corp.	16,690
2,331	MainSource Financial Group, Inc.	14,895
3,678	MarketAxess Holdings, Inc.	55,023
5,347	Max Capital Group Ltd.	129,077
5,803	MB Financial, Inc.	118,091
7,568	MCG Capital Corp.*	38,748
6,646	Meadowbrook Insurance Group, Inc.	47,054
1,714	Medallion Financial Corp.	13,866
9,305	Medical Properties Trust, Inc. (REIT)	95,748
641	Mercer Insurance Group, Inc.	11,519
546	Merchants Bancshares, Inc.	11,635
1,138	Meridian Interstate Bancorp, Inc.*	11,380
1,119	Metro Bancorp, Inc.*	13,562
11,218	MF Global Holdings Ltd.*	77,629
32,498	MFA Financial, Inc. (REIT)	235,286
14,485	MGIC Investment Corp.*	110,955
3,265	Mid-America Apartment Communities, Inc. (REIT)	169,584
758	MidSouth Bancorp, Inc.	11,825
2,059	Mission West Properties, Inc. (REIT)	14,084
2,525	Monmouth Real Estate Investment Corp., Class A (REIT)	18,685
9,246	Montpelier Re Holdings Ltd.	164,024
2,507	MVC Capital, Inc.	31,262
3,809	Nara Bancorp, Inc.*	33,633
406	NASB Financial, Inc.	7,710
817	National Bankshares, Inc.	22,133
4,750	National Financial Partners Corp.*	54,577
3,026	National Health Investors, Inc. (REIT)	105,335
721	National Interstate Corp.	12,632
14,661	National Penn Bancshares, Inc.	101,014
9,254	National Retail Properties, Inc. (REIT)	196,370
260	National Western Life Insurance Co., Class A	43,651
1,457	Navigators Group, Inc.*	55,177
3,975	NBT Bancorp, Inc.	84,429
2,228	Nelnet, Inc., Class A	35,024
12,383	NewAlliance Bancshares, Inc.	148,348
3,228	NewStar Financial, Inc.*	20,207
2,575	NGP Capital Resources Co.	21,192
665	Northeast Community Bancorp, Inc.	4,588
2,225	Northfield Bancorp, Inc.	31,172
735	Northrim BanCorp, Inc.	11,694
7,683	NorthStar Realty Finance Corp. (REIT)	32,806
4,489	Northwest Bancshares, Inc.	53,015
223	Norwood Financial Corp.	5,910
548	NYMAGIC, Inc.	8,697
1,503	OceanFirst Financial Corp.	15,361
6,616	Ocwen Financial Corp.*	71,519
453	Ohio Valley Banc Corp.	10,265
10,097	Old National Bancorp/IN	114,702
217	Old Point Financial Corp.	3,123
1,252	Old Second Bancorp, Inc.	8,501
9,545	Omega Healthcare Investors, Inc. (REIT)	181,069
1,086	Oppenheimer Holdings Inc., Class A	27,161
4,911	optionsXpress Holdings, Inc.	77,643
2,814	Oriental Financial Group, Inc.	31,067
1,161	Oritani Financial Corp.	18,390
603	Orrstown Financial Services, Inc.	21,238
5,426	Pacific Capital Bancorp N.A.	6,674
2,125	Pacific Continental Corp.	21,462
3,070	PacWest Bancorp	62,321
1,266	Park National Corp.	67,541
2,506	Parkway Properties, Inc./MD (REIT)	41,600
1,016	Peapack Gladstone Financial Corp.	12,812
3,024	PennantPark Investment Corp.	30,845
434	Penns Woods Bancorp, Inc.	14,053
4,485	Pennsylvania Real Estate Investment Trust (REIT)	45,074
1,693	PennyMac Mortgage Investment Trust (REIT)*	27,918
2,275	Penson Worldwide, Inc.*	21,408
1,219	Peoples Bancorp, Inc./OH	17,529
427	Peoples Financial Corp./MS	6,704
6,303	PHH Corp.*	116,669
13,416	Phoenix Cos, Inc. (The)*	31,796
2,623	Pico Holdings, Inc.*	89,287
3,802	Pinnacle Financial Partners, Inc.*	57,448
2,295	Piper Jaffray Cos.*	99,351
5,953	Platinum Underwriters Holdings Ltd.	222,583
3,742	PMA Capital Corp., Class A*	21,255
8,469	PMI Group, Inc. (The)*	23,713
322	Porter Bancorp, Inc.	3,531
1,960	Portfolio Recovery Associates, Inc.*	104,527
5,630	Post Properties, Inc. (REIT)	108,321
4,611	Potlatch Corp. (REIT)	152,255
2,513	PremierWest Bancorp*	1,282
2,409	Presidential Life Corp.	23,608
2,123	Primus Guaranty Ltd.*	8,726
6,160	PrivateBancorp, Inc.	80,080
3,821	ProAssurance Corp.*	203,736
7,677	Prospect Capital Corp.	89,207
5,342	Prosperity Bancshares, Inc.	223,456
6,925	Provident Financial Services, Inc.	75,898
4,007	Provident New York Bancorp	34,941
429	Prudential Bancorp, Inc. of Pennsylvania	4,226
2,085	PS Business Parks, Inc. (REIT)	102,165
915	Pzena Investment Management, Inc., Class A*	5,490
403	QC Holdings, Inc.	1,987
9,478	Radian Group, Inc.	93,074
8,595	RAIT Financial Trust (REIT)*	14,611
3,029	Ramco-Gershenson Properties Trust (REIT)	30,351
9,005	Redwood Trust, Inc. (REIT)	128,321
2,434	Renasant Corp.	37,143
1,077	Republic Bancorp, Inc./KY, Class A	18,169
833	Republic First Bancorp, Inc.*	3,465
1,442	Resource America, Inc., Class A	6,129
3,519	Resource Capital Corp. (REIT)	22,275
743	Rewards Network, Inc.	10,811
2,534	Riskmetrics Group, Inc.*	47,208
2,178	RLI Corp.	116,066

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
952	Rockville Financial, Inc.	$10,129
948	Roma Financial Corp.	11,585
1,337	S Y Bancorp, Inc.	29,347
2,730	S&T Bancorp, Inc.	48,403
2,338	Safeguard Scientifics, Inc.*	27,448
1,551	Safety Insurance Group, Inc.	57,604
2,224	Sanders Morris Harris Group, Inc.	11,520
1,897	Sandy Spring Bancorp, Inc.	26,824
511	Santander BanCorp*	6,239
746	Saul Centers, Inc. (REIT)	26,617
1,467	SCBT Financial Corp.	53,340
2,515	SeaBright Insurance Holdings, Inc.*	26,433
6,112	Selective Insurance Group, Inc.	99,076
961	Shore Bancshares, Inc.	10,879
1,021	Sierra Bancorp	10,567
4,711	Signature Bank/NY*	175,391
1,921	Simmons First National Corp., Class A	51,022
1,688	Smithtown Bancorp, Inc.	7,225
24,967	South Financial Group, Inc. (The)	14,231
1,540	Southside Bancshares, Inc.	30,846
1,693	Southwest Bancorp, Inc./OK	13,239
3,169	Sovran Self Storage, Inc. (REIT)	100,552
5,371	Starwood Property Trust, Inc. (REIT)	100,491
1,663	State Auto Financial Corp.	30,499
1,687	State Bancorp, Inc./NY	12,231
2,633	StellarOne Corp.	31,148
2,092	Sterling Bancorp/NY	17,133
9,551	Sterling Bancshares, Inc./TX	45,081
6,080	Sterling Financial Corp./WA*	4,355
1,990	Stewart Information Services Corp.	27,979
3,471	Stifel Financial Corp.*	189,864
8,699	Strategic Hotels & Resorts, Inc. (REIT)*	23,487
1,118	Suffolk Bancorp	31,841
1,568	Sun Bancorp, Inc./NJ*	5,472
1,906	Sun Communities, Inc. (REIT)	36,729
11,363	Sunstone Hotel Investors, Inc. (REIT)*	101,585
9,987	Susquehanna Bancshares, Inc.	83,391
4,743	SVB Financial Group*	211,348
3,234	SWS Group, Inc.	38,970
4,645	Tanger Factory Outlet Centers (REIT)	193,557
1,258	Tejon Ranch Co.*	40,759
1,429	Territorial Bancorp, Inc.	28,266
4,116	Texas Capital Bancshares, Inc.*	69,355
2,404	Thomas Weisel Partners Group, Inc.*	9,688
3,149	TICC Capital Corp.	18,957
1,047	Tompkins Financial Corp.	37,553
544	Tower Bancorp, Inc.	14,046
5,152	Tower Group, Inc.	117,311
2,433	TowneBank/VA	29,853
3,872	TradeStation Group, Inc.*	26,717
180	Transcontinental Realty Investors, Inc.*	2,205
744	Tree.com, Inc.*	6,317
1,265	Triangle Capital Corp.	16,647
1,600	Trico Bancshares	29,248
8,829	TrustCo Bank Corp NY	53,415
7,368	Trustmark Corp.	167,990
1,487	U.S. Global Investors, Inc., Class A	14,394
3,749	UMB Financial Corp.	143,624
1,057	UMH Properties, Inc. (REIT)	8,340
11,031	Umpqua Holdings Corp.	137,667
2,121	Union First Market Bankshares Corp.	26,534
4,267	United America Indemnity Ltd., Class A*	34,520
4,419	United Bankshares, Inc.	108,796
9,524	United Community Banks, Inc./GA*	39,525
1,895	United Financial Bancorp, Inc.	24,806
2,553	United Fire & Casualty Co.	43,401
709	United Security Bancshares, Inc./AL	10,210
1,278	Universal Health Realty Income Trust (REIT)	43,235
1,545	Universal Insurance Holdings, Inc.	9,347
1,896	Univest Corp. of Pennsylvania	32,934
2,381	Urstadt Biddle Properties, Inc., Class A (REIT)	37,548
9,231	U-Store-It Trust (REIT)	60,094
1,166	ViewPoint Financial Group	17,035
653	Virtus Investment Partners, Inc.*	13,321
2,656	Walter Investment Management Corp. (REIT)	38,459
1,781	Washington Banking Co.	21,319
6,740	Washington Real Estate Investment Trust (REIT)	187,776
1,603	Washington Trust Bancorp, Inc.	27,299
827	Waterstone Financial, Inc.*	2,001
7,894	Webster Financial Corp.	126,304
2,654	WesBanco, Inc.	40,208
1,794	West Bancorp., Inc.	9,275
3,369	Westamerica Bancorp.	184,891
5,328	Western Alliance Bancorp.*	30,689
3,605	Westfield Financial, Inc.	29,885
642	Westwood Holdings Group, Inc.	24,865
655	Wilber Corp.	4,349
2,228	Wilshire Bancorp, Inc.	20,943
1,734	Winthrop Realty Trust (REIT)	20,583
2,765	Wintrust Financial Corp.	94,121
1,884	World Acceptance Corp.*	78,732
821	WSFS Financial Corp.	25,196
1,879	Yadkin Valley Financial Corp.	7,159
4,319	Zenith National Insurance Corp.	164,511
		22,935,502
	Health Care - 8.8%

2,531	Abaxis, Inc.*	64,262
3,574	Abiomed, Inc.*	36,133
3,162	Accelrys, Inc.*	19,731
4,606	Accuray, Inc.*	31,183
4,407	Acorda Therapeutics, Inc.*	133,003
952	Acura Pharmaceuticals, Inc.*	4,665
5,365	Adolor Corp.*	8,208
2,011	Affymax, Inc.*	37,606
8,196	Affymetrix, Inc.*	59,913
1,589	AGA Medical Holdings, Inc.*	21,293
1,256	Air Methods Corp.*	33,422
6,527	Akorn, Inc.*	9,921
2,714	Albany Molecular Research, Inc.*	24,372
6,745	Align Technology, Inc.*	122,084
10,940	Alkermes, Inc.*	125,372
3,040	Alliance HealthCare Services, Inc.*	15,170
5,227	Allied Healthcare International, Inc.*	14,479

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
8,377	Allos Therapeutics, Inc.*	$65,173
935	Almost Family, Inc.*	33,716
4,181	Alnylam Pharmaceuticals, Inc.*	72,833
3,805	Alphatec Holdings, Inc.*	19,520
2,424	AMAG Pharmaceuticals, Inc.*	92,573
3,162	Amedisys, Inc.*	182,289
953	America Service Group, Inc.	14,257
1,234	American Caresource Holdings, Inc.*	2,776
1,784	American Dental Partners, Inc.*	23,192
8,570	American Medical Systems Holdings, Inc.*	155,288
6,113	AMERIGROUP Corp.*	160,650
4,087	AMICAS, Inc.*	23,991
1,761	Amicus Therapeutics, Inc.*	5,829
3,782	AMN Healthcare Services, Inc.*	34,870
3,558	Amsurg Corp.*	73,508
1,479	Analogic Corp.	61,083
2,828	Angiodynamics, Inc.*	45,983
1,661	Ardea Biosciences, Inc.*	23,653
10,720	Arena Pharmaceuticals, Inc.*	32,589
12,606	Ariad Pharmaceuticals, Inc.*	32,019
4,813	Arqule, Inc.*	15,835
5,575	Array Biopharma, Inc.*	12,488
2,411	ARYx Therapeutics, Inc.*	2,966
1,154	Assisted Living Concepts, Inc., Class A*	31,931
3,884	athenahealth, Inc.*	143,087
174	Atrion Corp.	27,078
5,476	ATS Medical, Inc.*	14,457
5,358	Auxilium Pharmaceuticals, Inc.*	161,812
7,470	AVANIR Pharmaceuticals, Inc., Class A*	13,969
11,123	AVI BioPharma, Inc.*	16,017
2,835	BioCryst Pharmaceuticals, Inc.*	18,144
1,769	Biodel, Inc.*	7,058
1,169	BioDelivery Sciences International, Inc.*	4,430
1,578	BioMimetic Therapeutics, Inc.*	18,352
1,363	Bio-Reference Labs, Inc.*	53,988
4,505	BioScrip, Inc.*	33,292
423	Biospecifics Technologies Corp.*	12,242
3,760	BMP Sunstone Corp.*	20,304
1,984	Bovie Medical Corp.*	13,769
5,666	Bruker Corp.*	70,825
2,847	Cadence Pharmaceuticals, Inc.*	24,427
3,373	Cambrex Corp.*	12,716
1,461	Cantel Medical Corp.	28,563
2,614	Capital Senior Living Corp.*	12,077
1,193	Caraco Pharmaceutical Laboratories Ltd.*	5,118
2,316	Cardiac Science Corp.*	4,887
2,748	CardioNet, Inc.*	16,461
1,128	Cardiovascular Systems, Inc.*	6,114
5,277	Cardium Therapeutics, Inc.*	3,232
4,230	Catalyst Health Solutions, Inc.*	159,429
9,467	Celera Corp.*	56,707
66,565	Cell Therapeutics, Inc.*	44,599
2,917	Celldex Therapeutics, Inc.*	14,993
5,569	Centene Corp.*	99,518
6,722	Cepheid, Inc.*	101,502
3,045	Chelsea Therapeutics International, Inc.*	8,252
2,621	Chemed Corp.	140,381
1,559	Chindex International, Inc.*	17,539
3,469	Clarient, Inc.*	7,389
1,556	Clinical Data, Inc.*	28,288
1,134	Computer Programs & Systems, Inc.	40,756
3,544	Conceptus, Inc.*	69,569
3,369	Conmed Corp.*	73,714
3,380	Continucare Corp.*	14,095
750	Cornerstone Therapeutics, Inc.*	3,787
817	Corvel Corp.*	26,307
3,573	Cross Country Healthcare, Inc.*	35,123
3,263	CryoLife, Inc.*	23,004
6,689	Cubist Pharmaceuticals, Inc.*	140,737
941	Cumberland Pharmaceuticals, Inc.*	10,445
8,520	Curis, Inc.*	24,367
1,555	Cutera, Inc.*	14,617
3,160	Cyberonics, Inc.*	56,406
1,141	Cynosure, Inc., Class A*	11,284
4,405	Cypress Bioscience, Inc.*	23,082
5,058	Cytokinetics, Inc.*	15,376
3,374	Cytori Therapeutics, Inc.*	23,449
3,758	Delcath Systems, Inc.*	19,993
5,951	Depomed, Inc.*	16,306
5,720	DexCom, Inc.*	51,709
2,059	Dionex Corp.*	140,630
14,621	Discovery Laboratories, Inc.*	7,310
10,065	Durect Corp.*	24,055
8,314	Dyax Corp.*	29,099
6,514	Eclipsys Corp.*	121,226
2,596	Electro-Optical Sciences, Inc.*	25,337
3,366	Emergency Medical Services Corp., Class A*	175,234
1,890	Emergent Biosolutions, Inc.*	27,707
2,291	Emeritus Corp.*	40,184
5,581	Endologix, Inc.*	20,147
1,265	Ensign Group, Inc. (The)	21,075
2,124	EnteroMedics, Inc.*	1,126
3,803	Enzo Biochem, Inc.*	19,890
5,248	Enzon Pharmaceuticals, Inc.*	48,754
4,932	eResearchTechnology, Inc.*	29,839
8,618	ev3, Inc.*	125,392
948	Exactech, Inc.*	18,382
12,346	Exelixis, Inc.*	79,879
2,841	Facet Biotech Corp.*	46,564
1,646	Genomic Health, Inc.*	29,463
1,960	Genoptix, Inc.*	63,837
3,359	Gentiva Health Services, Inc.*	93,078
10,309	Geron Corp.*	57,215
2,700	Greatbatch, Inc.*	52,704
2,208	GTx, Inc.*	8,832
2,959	Haemonetics Corp.*	158,277
7,855	Halozyme Therapeutics, Inc.*	42,967
2,932	Hanger Orthopedic Group, Inc.*	54,682
2,934	Hansen Medical, Inc.*	6,719
2,839	Harvard Bioscience, Inc.*	9,908
2,742	Health Grades, Inc.*	14,670
10,809	HealthSouth Corp.*	186,996
5,674	Healthspring, Inc.*	104,458
3,898	Healthways, Inc.*	58,548
722	HeartWare International, Inc.*	27,826
14,300	Hemispherx Biopharma, Inc.*	9,725
985	Hi-Tech Pharmacal Co., Inc.*	21,187
3,014	HMS Holdings Corp.*	138,765
1,351	Home Diagnostics, Inc.*	15,564
21,193	Human Genome Sciences, Inc.*	596,583
1,468	ICU Medical, Inc.*	50,455
3,602	Idenix Pharmaceuticals, Inc.*	9,797
2,507	Idera Pharmaceuticals, Inc.*	12,009
8,166	Immucor, Inc.*	157,849

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
6,619	Immunogen, Inc.*	$43,752
7,564	Immunomedics, Inc.*	28,668
7,029	Impax Laboratories, Inc.*	108,317
10,079	Incyte Corp.*	107,442
2,090	Infinity Pharmaceuticals, Inc.*	12,770
14,488	Insmed, Inc.*	15,068
7,127	Inspire Pharmaceuticals, Inc.*	44,045
4,085	Insulet Corp.*	60,049
2,194	Integra LifeSciences Holdings Corp.*	87,321
5,138	InterMune, Inc.*	70,596
3,353	Invacare Corp.	91,470
3,878	inVentiv Health, Inc.*	56,929
1,874	IPC The Hospitalist Co., Inc.*	61,954
2,092	IRIS International, Inc.*	23,995
10,798	Isis Pharmaceuticals, Inc.*	95,454
3,858	ISTA Pharmaceuticals, Inc.*	13,542
6,120	Javelin Pharmaceuticals, Inc.*	8,935
1,710	Kendle International, Inc.*	29,121
958	Kensey Nash Corp.*	21,143
4,515	Kindred Healthcare, Inc.*	78,651
4,309	KV Pharmaceutical Co., Class A*	13,616
1,073	Landauer, Inc.	65,206
1,160	Lannett Co., Inc.*	5,406
1,899	LCA-Vision, Inc.*	15,097
12,058	Lexicon Pharmaceuticals, Inc.*	21,584
1,763	LHC Group, Inc.*	53,066
13,126	Ligand Pharmaceuticals, Inc., Class B*	23,102
4,815	Luminex Corp.*	70,540
4,098	Magellan Health Services, Inc.*	171,788
2,000	MAKO Surgical Corp.*	26,460
6,704	MannKind Corp.*	66,973
1,054	MAP Pharmaceuticals, Inc.*	14,461
3,855	Martek Biosciences Corp.*	76,445
5,883	Masimo Corp.*	162,900
1,087	Matrixx Initiatives, Inc.*	4,957
2,928	Maxygen, Inc.*	15,694
4,583	MedAssets, Inc.*	99,222
1,712	Medcath Corp.*	11,590
1,653	Medical Action Industries, Inc.*	20,729
6,101	Medicines Co. (The)*	46,978
6,822	Medicis Pharmaceutical Corp., Class A	153,495
844	Medidata Solutions, Inc.*	13,014
3,331	Medivation, Inc.*	119,949
1,049	MedQuist, Inc.	8,245
3,988	Merge Healthcare, Inc.*	8,534
4,709	Meridian Bioscience, Inc.	104,351
3,237	Merit Medical Systems, Inc.*	47,649
2,600	Metabolix, Inc.*	24,804
4,267	Metropolitan Health Networks, Inc.*	10,454
6,634	Micromet, Inc.*	49,357
1,817	Micrus Endovascular Corp.*	36,758
4,209	MiddleBrook Pharmaceuticals, Inc.*	1,852
1,976	Molecular Insight Pharmaceuticals, Inc.*	2,490
1,548	Molina Healthcare, Inc.*	33,096
4,542	Momenta Pharmaceuticals, Inc.*	66,495
1,260	MWI Veterinary Supply, Inc.*	51,912
2,756	Myriad Pharmaceuticals, Inc.*	13,256
5,971	Nabi Biopharmaceuticals*	31,228
1,480	Nanosphere, Inc.*	5,239
930	National Healthcare Corp.	34,215
195	National Research Corp.	3,894
3,245	Natus Medical, Inc.*	43,743
10,722	Nektar Therapeutics*	132,846
2,296	Neogen Corp.*	55,632
4,521	Neurocrine Biosciences, Inc.*	11,845
1,190	NeurogesX, Inc.*	8,889
2,193	Nighthawk Radiology Holdings, Inc.*	6,513
2,313	NovaMed, Inc.*	8,766
8,302	Novavax, Inc.*	18,015
5,488	NPS Pharmaceuticals, Inc.*	18,330
4,214	NuVasive, Inc.*	168,349
2,654	NxStage Medical, Inc.*	28,265
1,992	Obagi Medical Products, Inc.*	20,378
3,808	Odyssey HealthCare, Inc.*	66,754
812	Omeros Corp.*	4,555
3,667	Omnicell, Inc.*	49,614
513	OncoGenex Pharmaceutical, Inc.*	8,541
7,149	Onyx Pharmaceuticals, Inc.*	198,456
5,059	Opko Health, Inc.*	10,169
3,339	Optimer Pharmaceuticals, Inc.*	39,901
5,327	OraSure Technologies, Inc.*	29,298
3,062	Orexigen Therapeutics, Inc.*	19,229
1,987	Orthofix International N.V.*	67,737
7,661	Orthovita, Inc.*	29,418
1,924	Osiris Therapeutics, Inc.*	15,835
4,823	Owens & Minor, Inc.	215,347
4,278	OXiGENE, Inc.*	5,176
4,013	Pain Therapeutics, Inc.*	24,279
2,094	Palomar Medical Technologies, Inc.*	18,909
4,019	Par Pharmaceutical Cos., Inc.*	100,596
6,684	Parexel International Corp.*	134,683
13,847	PDL BioPharma, Inc.	96,929
2,425	Pharmasset, Inc.*	51,434
3,540	PharMerica Corp.*	60,711
5,009	Phase Forward, Inc.*	59,757
2,952	Poniard Pharmaceuticals, Inc.*	4,605
3,030	Pozen, Inc.*	18,210
3,117	Progenics Pharmaceuticals, Inc.*	13,559
4,004	Protalix BioTherapeutics, Inc.*	27,067
1,231	Providence Service Corp. (The)*	14,907
6,895	PSS World Medical, Inc.*	145,416
6,514	Psychiatric Solutions, Inc.*	139,725
2,728	Quality Systems, Inc.	156,151
6,640	Questcor Pharmaceuticals, Inc.*	31,075
2,968	Quidel Corp.*	38,762
3,369	RadNet, Inc.*	7,176
7,322	Regeneron Pharmaceuticals, Inc.*	179,096
2,847	RehabCare Group, Inc.*	79,260
3,562	Repligen Corp.*	12,004
1,861	Repros Therapeutics, Inc.*	1,433
2,925	Res-Care, Inc.*	26,676
5,775	Rigel Pharmaceuticals, Inc.*	43,601
1,149	Rochester Medical Corp.*	14,857
1,989	Rockwell Medical Technologies, Inc.*	11,854
6,292	RTI Biologics, Inc.*	23,595
6,423	Salix Pharmaceuticals Ltd.*	183,441
5,132	Sangamo Biosciences, Inc.*	25,711
5,994	Santarus, Inc.*	25,235
7,732	Savient Pharmaceuticals, Inc.*	104,227
4,127	Sciclone Pharmaceuticals, Inc.*	13,578
9,650	Seattle Genetics, Inc.*	98,430
3,899	Select Medical Holdings Corp.*	31,933
7,096	Sequenom, Inc.*	45,911
3,536	SIGA Technologies, Inc.*	23,373
1,975	Sirona Dental Systems, Inc.*	70,883

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,230	Skilled Healthcare Group, Inc., Class A*	$14,428
1,392	Somanetics Corp.*	23,469
1,986	SonoSite, Inc.*	58,825
3,746	Spectranetics Corp.*	24,873
5,019	Spectrum Pharmaceuticals, Inc.*	22,887
13,727	StemCells, Inc.*	16,061
3,573	Stereotaxis, Inc.*	16,972
6,787	STERIS Corp.	214,537
1,257	Sucampo Pharmaceuticals, Inc., Class A*	4,337
5,047	Sun Healthcare Group, Inc.*	44,868
5,240	Sunrise Senior Living, Inc.*	20,593
6,838	SuperGen, Inc.*	18,873
1,787	SurModics, Inc.*	34,418
4,163	Symmetry Medical, Inc.*	35,802
1,348	Synovis Life Technologies, Inc.*	18,872
1,895	Synta Pharmaceuticals Corp.*	7,409
6,184	Theravance, Inc.*	67,344
6,529	Thoratec Corp.*	188,362
5,341	TomoTherapy, Inc.*	17,679
1,498	TranS1, Inc.*	4,689
894	Transcend Services, Inc.*	17,442
2,395	Triple-S Management Corp., Class B*	41,505
1,359	U.S. Physical Therapy, Inc.*	22,288
3,136	Universal American Corp.*	45,190
384	Utah Medical Products, Inc.	10,476
3,071	Vanda Pharmaceuticals, Inc.*	31,539
3,345	Varian, Inc.*	172,870
1,885	Vascular Solutions, Inc.*	17,022
4,941	Vical, Inc.*	16,206
8,958	Viropharma, Inc.*	111,617
730	Virtual Radiologic Corp.*	7,307
1,672	Vital Images, Inc.*	26,484
9,316	Vivus, Inc.*	78,254
5,585	Volcano Corp.*	114,995
4,910	WellCare Health Plans, Inc.*	131,097
3,791	West Pharmaceutical Services, Inc.	147,659
4,402	Wright Medical Group, Inc.*	74,174
3,458	XenoPort, Inc.*	27,664
630	Young Innovations, Inc.	16,884
2,433	Zoll Medical Corp.*	63,063
5,345	Zymogenetics, Inc.*	28,542
		15,442,464
	Industrials - 9.5%

2,062	3D Systems Corp.*	29,198
2,534	A. O. Smith Corp.	114,790
1,456	AAON, Inc.	30,634
4,494	AAR Corp.*	101,924
5,339	ABM Industries, Inc.	109,343
3,695	Acacia Research - Acacia Technologies*	36,654
6,316	ACCO Brands Corp.*	45,286
2,858	Aceto Corp.	14,947
7,862	Actuant Corp., Class A	142,381
5,012	Acuity Brands, Inc.	195,368
2,432	Administaff, Inc.	43,825
6,422	Advanced Battery Technologies, Inc.*	24,982
1,794	Advisory Board Co. (The)*	56,977
1,555	Aerovironment, Inc.*	37,709
6,427	Air Transport Services Group, Inc.*	16,325
5,444	Aircastle Ltd.	52,970
15,607	AirTran Holdings, Inc.*	75,226
854	Alamo Group, Inc.	15,210
4,209	Alaska Air Group, Inc.*	147,315
3,135	Albany International Corp., Class A	60,568
1,778	Allegiant Travel Co.*	92,705
3,072	Altra Holdings, Inc.*	35,482
1,043	Amerco, Inc.*	54,684
1,057	American Commercial Lines, Inc.*	24,575
1,056	American Railcar Industries, Inc.	9,979
4,206	American Reprographics Co.*	30,115
1,052	American Science & Engineering, Inc.	78,174
5,032	American Superconductor Corp.*	140,896
1,186	American Woodmark Corp.	22,309
1,054	Ameron International Corp.	72,589
973	Ampco-Pittsburgh Corp.	25,064
132	Amrep Corp.*	1,769
2,944	APAC Customer Services, Inc.*	15,250
3,236	Apogee Enterprises, Inc.	46,242
4,914	Applied Industrial Technologies, Inc.	110,762
1,490	Applied Signal Technology, Inc.	27,520
853	Argan, Inc.*	13,298
1,569	Argon ST, Inc.*	38,597
2,930	Arkansas Best Corp.	76,883
2,195	Ascent Solar Technologies, Inc.*	8,802
2,091	Astec Industries, Inc.*	50,790
1,059	Astronics Corp.*	9,287
2,290	ATC Technology Corp.*	51,319
2,419	Atlas Air Worldwide Holdings, Inc.*	109,049
11,779	Avis Budget Group, Inc.*	123,915
1,390	AZZ, Inc.	43,660
1,706	Badger Meter, Inc.	61,297
5,378	Baldor Electric Co.	168,977
5,379	Barnes Group, Inc.	86,387
876	Barrett Business Services, Inc.	10,643
5,235	Beacon Roofing Supply, Inc.*	91,089
5,380	Belden, Inc.	113,948
4,434	Blount International, Inc.*	48,907
1,356	BlueLinx Holdings, Inc.*	4,705
4,427	Bowne & Co., Inc.	49,273
5,554	Brady Corp., Class A	155,623
5,775	Briggs & Stratton Corp.	101,120
4,005	Broadwind Energy, Inc.*	19,825
4,921	Builders FirstSource, Inc.*	14,763
1,132	CAI International, Inc.*	11,173
1,060	Cascade Corp.	29,277
5,062	CBIZ, Inc.*	31,536
1,395	CDI Corp.	19,935
2,546	Celadon Group, Inc.*	31,112
6,196	Cenveo, Inc.*	46,222
2,969	Ceradyne, Inc.*	66,921
3,278	Chart Industries, Inc.*	66,740
717	Chase Corp.	8,611
4,818	China BAK Battery, Inc.*	10,889
1,604	China Fire & Security Group, Inc.*	22,568
1,977	CIRCOR International, Inc.	61,109
5,889	CLARCOR, Inc.	192,865
2,502	Clean Harbors, Inc.*	142,214
2,738	Colfax Corp.*	31,022
2,203	Columbus McKinnon Corp.*	31,701
4,495	Comfort Systems USA, Inc.	52,681
1,706	COMSYS IT Partners, Inc.*	29,821
1,141	Consolidated Graphics, Inc.*	50,820
1,271	Cornell Cos., Inc.*	23,691

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,961	Corporate Executive Board Co. (The)	$90,628
2,300	CoStar Group, Inc.*	90,505
1,158	Courier Corp.	17,822
1,253	CRA International, Inc.*	33,330
1,799	Cubic Corp.	62,048
5,246	Curtiss-Wright Corp.	168,134
5,910	Deluxe Corp.	106,085
2,753	Diamond Management & Technology Consultants, Inc.	19,959
1,693	DigitalGlobe, Inc.*	40,395
3,288	Dollar Thrifty Automotive Group, Inc.*	98,772
1,218	Ducommun, Inc.	21,303
1,026	Duoyuan Printing, Inc.*	9,429
919	DXP Enterprises, Inc.*	9,934
4,514	Dycom Industries, Inc.*	40,761
1,132	Dynamex, Inc.*	19,697
1,486	Dynamic Materials Corp.	26,926
2,854	DynCorp International, Inc., Class A*	31,965
7,167	Eagle Bulk Shipping, Inc.*	37,483
710	Eastern Co. (The)	9,152
7,637	EMCOR Group, Inc.*	175,804
2,100	Encore Wire Corp.	42,210
5,895	Ener1, Inc.*	24,936
5,318	Energy Conversion Devices, Inc.*	38,290
3,883	Energy Recovery, Inc.*	24,890
8,734	EnergySolutions, Inc.	53,103
1,606	EnerNOC, Inc.*	42,463
4,691	EnerSys*	106,908
3,016	Ennis, Inc.	46,356
2,312	EnPro Industries, Inc.*	63,996
3,036	ESCO Technologies, Inc.	99,308
3,446	Esterline Technologies Corp.*	141,803
21,750	Evergreen Solar, Inc.*	24,360
1,576	Exponent, Inc.*	41,969
5,648	Federal Signal Corp.	43,320
5,271	Flow International Corp.*	17,025
8,102	Force Protection, Inc.*	43,427
3,359	Forward Air Corp.	82,161
1,473	Franklin Covey Co.*	8,617
2,657	Franklin Electric Co., Inc.	75,778
1,376	FreightCar America, Inc.	29,130
2,059	Fuel Tech, Inc.*	13,486
8,473	FuelCell Energy, Inc.*	23,809
4,230	Furmanite Corp.*	15,313
1,818	Fushi Copperweld, Inc.*	16,598
2,122	G&K Services, Inc., Class A	52,986
2,967	Genco Shipping & Trading Ltd.*	62,307
5,852	GenCorp, Inc.*	25,281
4,302	Genesee & Wyoming, Inc., Class A*	137,019
5,912	Geo Group, Inc. (The)*	116,880
2,127	GeoEye, Inc.*	50,665
3,129	Gibraltar Industries, Inc.*	36,547
531	Global Defense Technology & Systems, Inc.*	7,158
1,668	Gorman-Rupp Co. (The)	39,198
1,818	GP Strategies Corp.*	14,289
13,946	GrafTech International Ltd.*	174,186
1,160	Graham Corp.	18,722
3,977	Granite Construction, Inc.	109,885
4,631	Great Lakes Dredge & Dock Corp.	20,978
1,920	Greenbrier Cos., Inc.*	17,645
5,036	Griffon Corp.*	62,346
3,658	GT Solar International, Inc.*	21,765
3,163	H&E Equipment Services, Inc.*	30,744
1,758	Harbin Electric, Inc.*	33,279
5,987	Hawaiian Holdings, Inc.*	46,579
4,692	Healthcare Services Group, Inc.	103,036
5,851	Heartland Express, Inc.	89,579
2,697	HEICO Corp.	128,512
1,976	Heidrick & Struggles International, Inc.	53,293
301	Heritage-Crystal Clean, Inc.*	2,555
1,568	Herley Industries, Inc.*	21,043
6,219	Herman Miller, Inc.	113,186
11,208	Hexcel Corp.*	123,512
2,861	Hill International, Inc.*	15,077
5,216	HNI Corp.	123,984
3,487	Horizon Lines, Inc., Class A	14,087
2,023	Houston Wire & Cable Co.	24,822
4,305	HUB Group, Inc., Class A*	116,106
747	Hurco Cos., Inc.*	12,960
2,502	Huron Consulting Group, Inc.*	59,247
1,283	ICF International, Inc.*	30,061
2,866	II-VI, Inc.*	80,363
2,847	Innerworkings, Inc.*	16,142
4,512	Insituform Technologies, Inc., Class A*	110,815
2,027	Insteel Industries, Inc.	20,574
708	Integrated Electrical Services, Inc.*	3,356
5,643	Interface, Inc., Class A	48,530
3,770	Interline Brands, Inc.*	66,729
636	International Shipholding Corp.	17,878
29,371	JetBlue Airways Corp.*	155,079
3,176	John Bean Technologies Corp.	51,928
1,433	Kadant, Inc.*	19,460
2,960	Kaman Corp.	70,892
3,860	Kaydon Corp.	125,450
3,034	Kelly Services, Inc., Class A*	47,725
3,338	Kforce, Inc.*	44,462
3,703	Kimball International, Inc., Class B	24,477
6,615	Knight Transportation, Inc.	130,646
5,451	Knoll, Inc.	65,521
5,169	Korn/Ferry International*	88,287
291	K-Tron International, Inc.*	43,493
1,165	L.B. Foster Co., Class A*	35,428
1,463	LaBarge, Inc.*	17,571
1,860	Ladish Co., Inc.*	31,285
457	Lawson Products, Inc.	8,103
2,233	Layne Christensen Co.*	61,586
350	Lihua International, Inc.*	2,849
1,438	Lindsay Corp.	52,933
984	LMI Aerospace, Inc.*	12,487
2,193	LSI Industries, Inc.	13,443
1,254	M&F Worldwide Corp.*	40,617
1,783	Marten Transport Ltd.*	33,592
6,054	MasTec, Inc.*	80,155
2,745	McGrath RentCorp.	65,660
3,852	Metalico, Inc.*	21,147
1,689	Met-Pro Corp.	16,045
922	Michael Baker Corp.*	31,200
10,271	Microvision, Inc.*	22,596
1,892	Middleby Corp.*	87,770
1,155	Miller Industries, Inc.*	13,629
3,072	Mine Safety Appliances Co.	77,998
1,157	Mistras Group, Inc.*	15,781
4,108	Mobile Mini, Inc.*	55,828
5,248	Moog, Inc., Class A*	178,222
4,305	Mueller Industries, Inc.	96,346

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
17,831	Mueller Water Products, Inc., Class A	$82,558
1,193	Multi-Color Corp.	15,080
1,991	MYR Group, Inc.*	31,478
619	NACCO Industries, Inc., Class A	28,969
5,787	Navigant Consulting, Inc.*	67,303
10,466	NCI Building Systems, Inc.*	19,885
3,889	Nordson Corp.	255,896
1,467	North American Galvanizing & Coating, Inc.*	7,306
1,058	Northwest Pipe Co.*	25,001
6,801	Odyssey Marine Exploration, Inc.*	8,637
3,234	Old Dominion Freight Line, Inc.*	99,413
323	Omega Flex, Inc.	3,333
4,196	On Assignment, Inc.*	27,652
6,530	Orbital Sciences Corp.*	120,479
2,015	Orion Energy Systems, Inc.*	10,397
3,120	Orion Marine Group, Inc.*	54,787
4,108	Otter Tail Corp.	82,119
4,061	Pacer International, Inc.*	19,533
148	Patriot Transportation Holding, Inc.*	13,182
6,270	Perma-Fix Environmental Services*	12,101
1,915	Pike Electric Corp.*	16,124
1,501	PMFG, Inc.*	21,014
2,624	Polypore International, Inc.*	39,281
753	Portec Rail Products, Inc.	8,810
917	Powell Industries, Inc.*	26,410
8,925	Power-One, Inc.*	33,826
1,992	PowerSecure International, Inc.*	14,820
246	Preformed Line Products Co.	8,819
950	Primoris Services Corp.	7,781
4,375	Quanex Building Products Corp.	68,163
2,534	RailAmerica, Inc.*	30,003
1,863	Raven Industries, Inc.	54,586
2,518	RBC Bearings, Inc.*	63,781
4,165	Regal-Beloit Corp.	234,989
3,990	Republic Airways Holdings, Inc.*	24,299
5,229	Resources Connection, Inc.*	89,102
3,064	Robbins & Myers, Inc.	74,057
5,065	Rollins, Inc.	107,631
5,682	RSC Holdings, Inc.*	40,058
3,692	Rush Enterprises, Inc., Class A*	40,354
1,569	Saia, Inc.*	19,864
8,159	Satcon Technology Corp.*	19,092
1,291	Sauer-Danfoss, Inc.*	15,531
1,756	Schawk, Inc.	23,021
2,193	School Specialty, Inc.*	46,821
38	Seaboard Corp.	48,298
4,409	Simpson Manufacturing Co., Inc.	108,373
6,432	Skywest, Inc.	94,936
1,048	SmartHeat, Inc.*	12,545
5,991	Spherion Corp.*	47,149
851	Standard Parking Corp.*	13,973
2,025	Standard Register Co. (The)	11,138
1,445	Standex International Corp.	35,981
1,341	Stanley, Inc.*	33,807
8,279	Steelcase, Inc., Class A	54,393
1,853	Sterling Construction Co., Inc.*	36,374
1,451	Sun Hydraulics Corp.	35,100
4,362	SYKES Enterprises, Inc.*	103,853
1,760	TAL International Group, Inc.	32,085
7,166	Taser International, Inc.*	54,175
2,195	Team, Inc.*	39,795
2,120	Tecumseh Products Co., Class A*	26,733
4,182	Teledyne Technologies, Inc.*	157,536
2,173	Tennant Co.	51,848
6,995	Tetra Tech, Inc.*	146,335
1,050	Textainer Group Holdings Ltd.	21,683
4,084	Titan International, Inc.	33,693
1,495	Titan Machinery, Inc.*	17,805
649	Todd Shipyards Corp.	10,170
4,941	Towers Watson & Co., Class A	218,244
3,432	Tredegar Corp.	57,486
1,787	Trex Co., Inc.*	35,722
1,783	Trimas Corp.*	10,858
1,918	Triumph Group, Inc.	100,388
5,059	TrueBlue, Inc.*	67,133
2,965	Tutor Perini Corp.*	58,618
973	Twin Disc, Inc.	10,635
19,347	UAL Corp.*	331,801
1,392	Ultralife Corp.*	5,679
2,501	Ultrapetrol Bahamas Ltd.*	12,905
214	United Capital Corp.*	4,969
6,955	United Rentals, Inc.*	52,510
2,742	United Stationers, Inc.*	156,596
2,221	Universal Forest Products, Inc.	78,268
660	Universal Truckload Services, Inc.	11,741
18,668	US Airways Group, Inc.*	136,836
2,097	US Ecology, Inc.	31,224
916	USA Truck, Inc.*	12,137
5,804	Valence Technology, Inc.*	5,398
2,402	Viad Corp.	45,902
2,274	Vicor Corp.*	21,626
1,394	Volt Information Sciences, Inc.*	14,846
470	VSE Corp.	19,989
2,073	Waste Services, Inc.*	20,896
3,065	Watsco, Inc.	177,280
3,378	Watts Water Technologies, Inc., Class A	98,502
4,935	Werner Enterprises, Inc.	110,100
539	Willis Lease Finance Corp.*	9,168
6,998	Woodward Governor Co.	201,472
11,166	YRC Worldwide, Inc.*	5,149
		16,660,999
	Information Technology - 11.2%

44,912	3Com Corp.*	342,679
3,166	3PAR, Inc.*	29,222
4,073	ACI Worldwide, Inc.*	74,292
4,515	Acme Packet, Inc.*	75,265
3,028	Actel Corp.*	38,789
5,324	ActivIdentity Corp.*	13,257
5,165	Actuate Corp.*	27,684
7,864	Acxiom Corp.*	132,587
14,133	Adaptec, Inc.*	43,530
11,213	ADC Telecommunications, Inc.*	71,090
6,405	ADTRAN, Inc.	149,749
4,956	Advanced Analogic Technologies, Inc.*	16,256
3,808	Advanced Energy Industries, Inc.*	55,292
1,779	Advent Software, Inc.*	71,729
1,776	Agilysys, Inc.	19,394
2,922	Airvana, Inc.*	22,295
2,590	American Software, Inc., Class A	14,970
12,678	Amkor Technology, Inc.*	76,322
7,331	Anadigics, Inc.*	30,130
1,683	Anaren, Inc.*	20,701
917	Ancestry.com, Inc.*	14,608
3,457	Anixter International, Inc.*	144,295
7,646	Applied Micro Circuits Corp.*	68,355
836	Archipelago Learning, Inc.*	15,190
2,126	ArcSight, Inc.*	56,977

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
10,139	Ariba, Inc.*	$121,769
14,362	Arris Group, Inc.*	148,216
18,054	Art Technology Group, Inc.*	71,674
6,819	Aruba Networks, Inc.*	79,987
3,604	AsiaInfo Holdings, Inc.*	88,010
7,778	Atheros Communications, Inc.*	279,152
3,642	ATMI, Inc.*	61,331
6,826	Aviat Networks, Inc.*	41,980
3,271	Avid Technology, Inc.*	43,995
1,184	Bel Fuse, Inc., Class B	26,912
7,562	Benchmark Electronics, Inc.*	149,728
4,102	BigBand Networks, Inc.*	11,814
2,028	Black Box Corp.	58,670
5,062	Blackbaud, Inc.	117,843
3,850	Blackboard, Inc.*	150,458
4,591	Blue Coat Systems, Inc.*	133,047
2,920	Bottomline Technologies, Inc.*	46,399
5,787	Brightpoint, Inc.*	41,261
7,453	Brooks Automation, Inc.*	64,394
2,718	Cabot Microelectronics Corp.*	96,217
3,470	CACI International, Inc., Class A*	171,973
2,971	Callidus Software, Inc.*	9,983
954	Cass Information Systems, Inc.	28,878
4,199	Cavium Networks, Inc.*	100,356
2,277	Ceva, Inc.*	26,618
4,501	Checkpoint Systems, Inc.*	92,811
3,129	China Information Security Technology, Inc.*	15,395
5,073	China Security & Surveillance Technology, Inc.*	35,004
1,029	China TransInfo Technology Corp.*	8,119
3,487	Chordiant Software, Inc.*	12,693
7,962	Ciber, Inc.*	29,698
7,557	Cirrus Logic, Inc.*	53,957
4,945	Cogent, Inc.*	48,956
4,608	Cognex Corp.	87,091
2,656	Cogo Group, Inc.*	18,698
2,514	Coherent, Inc.*	79,920
2,710	Cohu, Inc.	36,314
721	Communications Systems, Inc.	8,623
4,823	CommVault Systems, Inc.*	105,624
1,960	Compellent Technologies, Inc.*	30,439
1,750	Computer Task Group, Inc.*	13,248
2,498	comScore, Inc.*	38,769
3,261	Comtech Telecommunications Corp.*	103,113
2,494	Comverge, Inc.*	24,192
4,607	Concur Technologies, Inc.*	181,239
2,763	Constant Contact, Inc.*	51,585
847	CPI International, Inc.*	10,444
3,967	Cray, Inc.*	20,787
4,078	CSG Systems International, Inc.*	82,049
3,905	CTS Corp.	31,084
7,992	Cybersource Corp.*	136,903
3,446	Cymer, Inc.*	107,929
3,885	Daktronics, Inc.	29,409
1,665	DDi Corp.*	8,408
4,335	DealerTrack Holdings, Inc.*	61,644
2,119	Deltek, Inc.*	16,295
2,326	DemandTec, Inc.*	13,654
2,402	DG FastChannel, Inc.*	77,801
1,815	Dice Holdings, Inc.*	11,979
2,850	Digi International, Inc.*	28,928
4,418	Digital River, Inc.*	116,149
3,889	Diodes, Inc.*	76,263
3,766	DivX, Inc.*	22,747
1,987	Double-Take Software, Inc.*	17,625
2,629	DSP Group, Inc.*	19,271
2,008	DTS, Inc.*	64,256
1,026	Dynamics Research Corp.*	10,568
12,258	Earthlink, Inc.	102,232
2,580	Ebix, Inc.*	37,462
3,769	Echelon Corp.*	30,981
655	Echo Global Logistics, Inc.*	7,408
2,089	Electro Rent Corp.	24,295
3,165	Electro Scientific Industries, Inc.*	39,594
5,100	Electronics for Imaging, Inc.*	60,486
754	eLoyalty Corp.*	3,702
8,726	Emcore Corp.*	10,297
1,769	EMS Technologies, Inc.*	24,271
9,627	Emulex Corp.*	122,263
15,087	Entegris, Inc.*	67,590
6,106	Entropic Communications, Inc.*	22,104
5,471	Epicor Software Corp.*	46,886
3,760	EPIQ Systems, Inc.*	43,691
423	ePlus, Inc.*	6,937
5,641	Euronet Worldwide, Inc.*	102,215
4,085	Exar Corp.*	30,188
1,712	ExlService Holdings, Inc.*	29,446
10,287	Extreme Networks*	28,289
5,661	Fair Isaac Corp.	129,977
3,988	FalconStor Software, Inc.*	14,157
1,960	FARO Technologies, Inc.*	46,922
4,325	FEI Co.*	92,036
5,702	Formfactor, Inc.*	93,798
1,799	Forrester Research, Inc.*	53,880
1,458	Fortinet, Inc.*	25,048
7,761	Gartner, Inc.*	184,634
4,333	Global Cash Access Holdings, Inc.*	32,454
2,416	Globecomm Systems, Inc.*	18,434
2,190	GSE Systems, Inc.*	12,527
3,502	GSI Commerce, Inc.*	87,445
2,130	GSI Technology, Inc.*	9,521
4,477	Hackett Group, Inc. (The)*	12,312
11,104	Harmonic, Inc.*	72,842
4,331	Heartland Payment Systems, Inc.	66,221
2,498	Hittite Microwave Corp.*	104,267
1,037	Hughes Communications, Inc.*	29,212
1,336	ICx Technologies, Inc.*	8,697
2,634	iGate Corp.	24,075
3,448	Imation Corp.*	31,722
920	Imergent, Inc.	6,403
3,242	Immersion Corp.*	13,260
9,736	Infinera Corp.*	73,799
3,971	infoGROUP, Inc.*	31,887
10,093	Informatica Corp.*	257,573
2,745	Information Services Group, Inc.*	8,153
4,070	Infospace, Inc.*	41,026
2,500	Innodata Isogen, Inc.*	12,350
5,329	Insight Enterprises, Inc.*	68,158
1,997	Integral Systems, Inc.*	17,094
1,463	Interactive Intelligence, Inc.*	28,821
5,059	InterDigital, Inc.*	129,763
7,202	Intermec, Inc.*	102,556
5,881	Internap Network Services Corp.*	29,581
3,161	Internet Brands, Inc., Class A*	26,047
4,272	Internet Capital Group, Inc.*	29,050
2,534	Intevac, Inc.*	35,907
5,849	Ipass, Inc.*	6,258
2,696	IPG Photonics Corp.*	42,651
3,010	Isilon Systems, Inc.*	22,244
3,646	Ixia*	28,220

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,739	IXYS Corp.*	$23,309
5,162	j2 Global Communications, Inc.*	112,015
9,727	Jack Henry & Associates, Inc.	219,636
3,840	JDA Software Group, Inc.*	108,672
2,613	Kenexa Corp.*	25,790
1,438	Keynote Systems, Inc.	15,157
3,470	Knot, Inc. (The)*	26,546
7,834	Kopin Corp.*	29,769
7,898	Kulicke & Soffa Industries, Inc.*	51,969
1,607	KVH Industries, Inc.*	19,605
8,685	L-1 Identity Solutions, Inc.*	73,996
13,351	Lattice Semiconductor Corp.*	38,317
15,936	Lawson Software, Inc.*	95,935
3,800	Limelight Networks, Inc.*	13,984
6,638	Lionbridge Technologies, Inc.*	21,242
1,754	Liquidity Services, Inc.*	21,574
2,520	Littelfuse, Inc.*	89,687
4,796	LivePerson, Inc.*	33,428
854	LogMeIn, Inc.*	16,021
2,330	LoopNet, Inc.*	22,019
1,251	Loral Space & Communications, Inc.*	40,695
2,654	Manhattan Associates, Inc.*	67,067
2,530	Mantech International Corp., Class A*	124,931
2,296	Marchex, Inc., Class B	11,801
2,023	MAXIMUS, Inc.	116,484
2,602	Maxwell Technologies, Inc.*	36,064
1,677	Measurement Specialties, Inc.*	23,780
1,795	MEMSIC, Inc.*	6,462
10,906	Mentor Graphics Corp.*	90,738
3,009	MercadoLibre, Inc.*	123,790
2,626	Mercury Computer Systems, Inc.*	32,090
4,387	Methode Electronics, Inc.	54,574
5,249	Micrel, Inc.	51,703
9,417	Microsemi Corp.*	146,058
1,057	MicroStrategy, Inc., Class A*	93,745
6,055	Microtune, Inc.*	14,350
5,230	MIPS Technologies, Inc.*	22,018
5,694	MKS Instruments, Inc.*	102,663
5,275	ModusLink Global Solutions, Inc.*	52,223
9,561	MoneyGram International, Inc.*	26,484
3,910	Monolithic Power Systems, Inc.*	79,412
2,512	Monotype Imaging Holdings, Inc.*	23,889
17,864	Move, Inc.*	28,046
1,960	MTS Systems Corp.	53,351
1,147	Multi-Fineline Electronix, Inc.*	25,005
748	NCI, Inc., Class A*	21,071
4,494	Ness Technologies, Inc.*	25,616
3,592	Net 1 UEPS Technologies, Inc.*	63,399
5,460	Netezza Corp.*	49,904
3,989	Netgear, Inc.*	101,121
2,716	Netlogic Microsystems, Inc.*	147,180
2,850	Netscout Systems, Inc.*	41,582
1,920	NetSuite, Inc.*	23,731
3,367	Network Equipment Technologies, Inc.*	17,172
4,195	Newport Corp.*	44,215
5,856	NIC, Inc.	43,744
3,535	Novatel Wireless, Inc.*	23,543
532	NVE Corp.*	23,653
5,787	Omnivision Technologies, Inc.*	84,085
2,941	Online Resources Corp.*	10,793
336	OpenTable, Inc.*	11,451
9,651	Openwave Systems, Inc.*	24,996
2,391	Oplink Communications, Inc.*	36,917
1,504	Opnet Technologies, Inc.	22,304
3,233	Opnext, Inc.*	6,595
1,793	OSI Systems, Inc.*	55,296
19,180	Palm, Inc.*	116,998
947	PAR Technology Corp.*	5,587
13,429	Parametric Technology Corp.*	233,799
2,390	Park Electrochemical Corp.	64,960
4,230	Parkervision, Inc.*	7,403
1,085	PC Connection, Inc.*	6,814
1,190	PC Mall, Inc.*	5,545
2,196	PC-Tel, Inc.*	13,374
1,754	Pegasystems, Inc.	63,144
3,332	Perficient, Inc.*	36,985
2,932	Pericom Semiconductor Corp.*	27,531
1,780	Pervasive Software, Inc.*	9,060
4,071	Phoenix Technologies Ltd.*	11,277
6,123	Photronics, Inc.*	26,941
5,666	Plantronics, Inc.	161,084
4,586	Plexus Corp.*	158,171
4,296	PLX Technology, Inc.*	19,504
9,732	Polycom, Inc.*	254,103
2,748	Power Integrations, Inc.	98,818
15,304	Powerwave Technologies, Inc.*	17,906
4,620	Progress Software Corp.*	129,452
2,206	PROS Holdings, Inc.*	19,214
1,465	QAD, Inc.	8,042
24,357	Quantum Corp.*	60,405
7,096	Quest Software, Inc.*	119,568
7,690	Rackspace Hosting, Inc.*	152,493
3,167	Radiant Systems, Inc.*	35,375
2,709	Radisys Corp.*	22,295
4,712	RAE Systems, Inc.*	4,335
9,626	RealNetworks, Inc.*	44,280
747	Renaissance Learning, Inc.	10,421
30,825	RF Micro Devices, Inc.*	129,773
2,525	RightNow Technologies, Inc.*	39,289
1,075	Rimage Corp.*	15,899
6,329	Riverbed Technology, Inc.*	172,465
3,356	Rofin-Sinar Technologies, Inc.*	68,764
1,805	Rogers Corp.*	49,547
725	Rosetta Stone, Inc.*	15,950
1,457	Rubicon Technology, Inc.*	22,875
3,572	Rudolph Technologies, Inc.*	28,433
6,115	S1 Corp.*	37,974
2,845	Saba Software, Inc.*	14,396
9,764	Sapient Corp.	88,071
4,196	SAVVIS, Inc.*	59,122
3,065	Scansource, Inc.*	79,690
3,681	Seachange International, Inc.*	26,061
7,062	Semtech Corp.*	112,074
5,125	ShoreTel, Inc.*	30,750
3,568	Sigma Designs, Inc.*	41,746
3,466	Silicon Graphics International Corp.*	37,225
8,680	Silicon Image, Inc.*	21,006
9,217	Silicon Storage Technology, Inc.*	29,402
19,411	Skyworks Solutions, Inc.*	296,406
4,267	SMART Modular Technologies WWH, Inc.*	27,309
3,275	Smith Micro Software, Inc.*	28,689
1,391	SolarWinds, Inc.*	26,165
8,068	Solera Holdings, Inc.	275,603
6,221	SonicWALL, Inc.*	49,830
23,909	Sonus Networks, Inc.*	50,926
2,551	Sourcefire, Inc.*	59,591
1,458	Spectrum Control, Inc.*	16,854
4,827	SRA International, Inc., Class A*	92,003
1,358	SRS Labs, Inc.*	10,334

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,536	Standard Microsystems Corp.*	$49,503
1,374	StarTek, Inc.*	8,972
2,854	STEC, Inc.*	29,339
2,326	Stratasys, Inc.*	61,337
5,353	SuccessFactors, Inc.*	96,943
2,640	Super Micro Computer, Inc.*	39,626
1,260	Supertex, Inc.*	30,127
5,368	Support.com, Inc.*	15,782
2,341	Switch & Data Facilities Co., Inc.*	41,881
2,224	Sycamore Networks, Inc.	42,834
5,052	Symmetricom, Inc.*	29,655
3,960	Symyx Technologies, Inc.*	17,266
3,979	Synaptics, Inc.*	106,239
2,192	Synchronoss Technologies, Inc.*	38,163
2,226	SYNNEX Corp.*	63,753
1,489	Syntel, Inc.	50,477
9,317	Take-Two Interactive Software, Inc.*	89,630
4,539	Taleo Corp., Class A*	106,848
4,748	Technitrol, Inc.	20,891
1,356	TechTarget, Inc.*	7,092
1,815	Techwell, Inc.*	22,778
7,731	Tekelec*	127,716
4,693	TeleCommunication Systems, Inc., Class A*	35,761
3,770	TeleTech Holdings, Inc.*	65,937
6,725	Terremark Worldwide, Inc.*	48,420
5,655	Tessera Technologies, Inc.*	101,564
7,842	THQ, Inc.*	47,523
19,251	TIBCO Software, Inc.*	176,532
1,889	Tier Technologies, Inc., Class B*	14,016
12,727	TiVo, Inc.*	120,652
2,926	TNS, Inc.*	69,141
643	Travelzoo, Inc.*	7,330
7,273	Trident Microsystems, Inc.*	10,764
17,083	TriQuint Semiconductor, Inc.*	122,827
5,008	TTM Technologies, Inc.*	42,768
3,602	Tyler Technologies, Inc.*	65,412
2,826	Ultimate Software Group, Inc.*	87,380
2,732	Ultratech, Inc.*	35,243
1,662	Unica Corp.*	14,559
4,909	Unisys Corp.*	171,373
9,675	United Online, Inc.	60,566
3,373	Universal Display Corp.*	35,518
13,113	UTStarcom, Inc.*	28,586
10,074	ValueClick, Inc.*	95,602
3,076	VASCO Data Security International, Inc.*	24,362
4,478	Veeco Instruments, Inc.*	152,700
8,374	VeriFone Holdings, Inc.*	161,618
3,508	Viasat, Inc.*	106,643
1,886	Virage Logic Corp.*	13,032
1,542	Virtusa Corp.*	14,032
1,912	Vocus, Inc.*	27,208
2,625	Volterra Semiconductor Corp.*	57,304
3,059	Web.com Group, Inc.*	14,561
5,133	Websense, Inc.*	110,154
2,642	White Electronic Designs Corp.*	13,818
4,437	Wright Express Corp.*	125,656
3,022	X-Rite, Inc.*	8,975
7,336	Zix Corp.*	14,158
5,983	Zoran Corp.*	67,847
1,707	Zygo Corp.*	16,729
		19,703,014
	Materials - 2.8%

2,712	A. Schulman, Inc.	63,895
1,922	A.M. Castle & Co.	22,141
618	AEP Industries, Inc.*	21,568
6,395	Allied Nevada Gold Corp.*	87,995
2,733	AMCOL International Corp.	69,528
2,280	American Vanguard Corp.	14,706
2,432	Ampal-American Israel Corp., Class A*	6,834
2,917	Arch Chemicals, Inc.	90,048
3,177	Balchem Corp.	69,608
3,374	Boise, Inc.*	16,027
2,335	Brush Engineered Materials, Inc.*	47,961
4,492	Buckeye Technologies, Inc.*	49,637
858	Bway Holding Co.*	12,930
6,328	Calgon Carbon Corp.*	98,147
6,581	Century Aluminum Co.*	80,222
1,233	China Green Agriculture, Inc.*	17,989
3,579	China Precision Steel, Inc.*	8,124
1,325	Clearwater Paper Corp.*	63,945
9,413	Coeur d’Alene Mines Corp.*	137,900
1,240	Deltic Timber Corp.	56,966
4,820	Domtar Corp.*	251,941
9,964	Ferro Corp.*	81,605
7,370	General Moly, Inc.*	17,320
2,374	General Steel Holdings, Inc.*	9,710
5,269	Glatfelter	71,132
12,936	Graphic Packaging Holding Co.*	45,017
5,649	H.B. Fuller Co.	118,573
1,016	Hawkins, Inc.	20,269
1,391	Haynes International, Inc.	40,395
6,994	Headwaters, Inc.*	34,900
27,405	Hecla Mining Co.*	142,506
5,024	Horsehead Holding Corp.*	51,094
3,178	ICO, Inc.	25,106
1,991	Innophos Holdings, Inc.	46,231
2,733	Innospec, Inc.	29,106
1,788	Kaiser Aluminum Corp.	59,701
3,803	KapStone Paper and Packaging Corp.*	34,835
2,386	Koppers Holdings, Inc.	66,331
3,040	Landec Corp.*	18,422
14,556	Louisiana-Pacific Corp.*	110,771
1,990	LSB Industries, Inc.*	28,278
2,184	Minerals Technologies, Inc.	106,645
3,656	Myers Industries, Inc.	33,891
1,695	Neenah Paper, Inc.	24,018
1,162	NewMarket Corp.	103,476
809	NL Industries, Inc.	5,841
9,037	Olin Corp.	158,238
1,057	Olympic Steel, Inc.	29,237
3,550	OM Group, Inc.*	122,191
5,063	Omnova Solutions, Inc.*	30,986
9,034	Paramount Gold and Silver Corp.*	14,906
10,701	PolyOne Corp.*	85,073
1,266	Quaker Chemical Corp.	25,079
4,436	Rock-Tenn Co., Class A	185,602
5,692	Rockwood Holdings, Inc.*	136,551
3,466	RTI International Metals, Inc.*	83,288
2,061	Schweitzer-Mauduit International, Inc.	94,600
5,650	Sensient Technologies Corp.	149,273
3,261	ShengdaTech, Inc.*	20,936
3,116	Silgan Holdings, Inc.	177,955
13,778	Solutia, Inc.*	193,856
3,549	Spartech Corp.*	36,164
848	Stepan Co.	40,314
4,731	Stillwater Mining Co.*	53,697
1,435	STR Holdings, Inc.*	23,835

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
865	Sutor Technology Group Ltd.*	$2,656
2,731	Texas Industries, Inc.	97,032
3,856	U.S. Concrete, Inc.*	2,186
9,237	U.S. Gold Corp.*	24,848
217	United States Lime & Minerals, Inc.*	8,567
764	Universal Stainless & Alloy*	14,264
5,041	Wausau Paper Corp.*	42,647
2,276	Westlake Chemical Corp.	46,089
6,996	Worthington Industries, Inc.	110,817
8,377	WR Grace & Co.*	242,598
2,498	Zep, Inc.	55,181
3,228	Zoltek Cos., Inc.*	28,697
		4,950,648
	Telecommunication Services - 0.6%

1,535	AboveNet, Inc.*	93,819
5,128	Alaska Communications Systems Group, Inc.	37,229
1,042	Atlantic Tele-Network, Inc.	45,723
2,696	Cbeyond, Inc.*	33,430
23,517	Cincinnati Bell, Inc.*	69,610
5,138	Cogent Communications Group, Inc.*	50,558
2,712	Consolidated Communications Holdings, Inc.	45,670
4,854	General Communication, Inc., Class A*	26,649
3,366	Global Crossing Ltd.*	47,966
1,496	HickoryTech Corp.	12,866
3,137	inContact, Inc.*	10,101
3,783	Iowa Telecommunications Services, Inc.	61,096
3,794	Neutral Tandem, Inc.*	61,159
3,489	NTELOS Holdings Corp.	59,592
14,248	PAETEC Holding Corp.*	56,422
7,026	Premiere Global Services, Inc.*	52,836
2,733	Shenandoah Telecommunications Co.	49,276
1,659	SureWest Communications*	14,267
7,949	Syniverse Holdings, Inc.*	133,702
2,624	USA Mobility, Inc.	29,546
		991,517
	Utilities - 1.9%

3,387	Allete, Inc.	106,521
2,120	American States Water Co.	68,179
718	Artesian Resources Corp., Class A	12,737
6,320	Avista Corp.	128,675
4,507	Black Hills Corp.	125,610
1,555	Cadiz, Inc.*	18,427
2,294	California Water Service Group	82,309
1,360	Central Vermont Public Service Corp.	26,738
1,813	CH Energy Group, Inc.	72,502
1,071	Chesapeake Utilities Corp.	32,087
7,011	Cleco Corp.	176,958
974	Connecticut Water Service, Inc.	21,925
1,684	Consolidated Water Co., Ltd.	20,461
5,219	El Paso Electric Co.*	105,006
4,187	Empire District Electric Co. (The)	74,989
5,460	IDACORP, Inc.	180,344
2,552	Laclede Group, Inc. (The)	83,680
2,660	MGE Energy, Inc.	88,179
1,559	Middlesex Water Co.	25,801
4,899	New Jersey Resources Corp.	178,422
5,245	Nicor, Inc.	218,454
3,062	Northwest Natural Gas Co.	134,697
4,173	NorthWestern Corp.	104,534
533	Pennichuck Corp.	11,177
8,513	Piedmont Natural Gas Co., Inc.	219,891
10,051	PNM Resources, Inc.	122,823
8,709	Portland General Electric Co.	156,675
1,491	SJW Corp.	33,458
3,460	South Jersey Industries, Inc.	137,950
5,167	Southwest Gas Corp.	147,673
2,847	Southwest Water Co.	19,132
8,126	U.S. Geothermal, Inc.*	9,020
3,387	UIL Holdings Corp.	93,075
4,116	Unisource Energy Corp.	119,940
1,226	Unitil Corp.	26,665
5,795	WGL Holdings, Inc.	190,366
1,460	York Water Co.	19,666
		3,394,746
	Total Common Stocks (Cost $93,995,167)	109,253,211

No. of Rights
	Rights - 0.0%
2,868	PremierWest Bancorp, expiring 03/10/10 at $0.44*^	663
	Total Rights (Cost $6,206)	663

No. of Warrants
Warrants - 0.0%
67	GreenHunter Energy, Inc., expiring 08/27/11 at $27.50*	—
Total Warrants
	(Cost $–)	—

Principal Amount
	Repurchase Agreements (a) - 36.9%
$2,430,037	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $2,430,057(b)	2,430,037
2,430,037	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $2,430,059(c)	2,430,037
31,767	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $31,767(d)	31,767
22,431	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $22,431(e)	22,431
7,290,111	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $7,290,267(f)	7,290,111
7,290,111	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $7,290,281(g)	7,290,111
35,889	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $35,889(h)	35,889

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$7,334,972	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $7,335,039(i)	$7,334,972
9,720,148	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $9,720,356(j)	9,720,148
4,860,074	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $4,860,115(k)	4,860,074
14,094,214	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $14,094,343(l)	14,094,214
8,505,129	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $8,505,193(m)	8,505,129
962,506	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $962,514(n)	962,506
	Total Repurchase Agreements (Cost $65,007,426)	65,007,426
	Total Investment Securities (Cost $159,008,799) — 99.0%	174,261,300
	Other assets less liabilities — 1.0%	1,836,242
	Net Assets — 100.0%	$176,097,542

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 28, 2010, the value of these securities amounted to $663 or 0.00% of net assets.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $34,621,409.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $2,478,638. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $2,478,638. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $32,403. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $22,880. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $7,435,928. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $7,435,955. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $36,607. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $7,481,684. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $9,914,567. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $4,957,292. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $14,376,114. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $8,675,242. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $981,760.  The investment in the repurchase agreement was through participation in a pooled account.

REIT       Real Estate Investment Trust

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,536,026
Aggregate gross unrealized depreciation	(6,665,908)
Net unrealized depreciation	$(4,129,882)
Federal income tax cost of investments	$178,391,182

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of February 28, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini Russell 2000 Futures Contracts	835	03/19/10	$52,329,450	$2,390,746

Cash collateral in the amount of $3,531,164 was pledged to cover margin requirements for open futures contracts as of February 28, 2010.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	$5,640,426	$(6,379)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	39,341,613	(96,169)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	139,465,846	(846,042)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	6,155,791	(5,181)

		$(953,771)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$109,253,211	$—	$109,253,211
Rights/Warrants	—	663	663
Repurchase Agreements	—	65,007,426	65,007,426
Total Investment Securities	109,253,211	65,008,089	174,261,300
Other Financial Instruments*:
Futures Contracts	2,390,746	—	2,390,746
Swap Agreements	—	(953,771)	(953,771)
Total Other Financial Instruments	2,390,746	(953,771)	1,436,975
Total Investments	$111,643,957	$64,054,318	$175,698,275

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraPro QQQ®

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 47.3%
	Consumer Discretionary - 7.0%

1,815	Amazon.com, Inc.*	$214,896
988	Apollo Group, Inc., Class A*	59,161
2,230	Bed Bath & Beyond, Inc.*	92,790
9,117	Comcast Corp., Class A	149,884
4,399	DIRECTV, Class A*	148,906
1,358	DISH Network Corp., Class A	27,119
1,794	Expedia, Inc.*	39,899
1,175	Garmin Ltd.	37,541
3,452	Liberty Media Corp. - Interactive, Class A*	43,461
2,610	Mattel, Inc.	57,394
8,991	News Corp., Class A	120,210
864	O’Reilly Automotive, Inc.*	33,955
294	priceline.com, Inc.*	66,667
799	Ross Stores, Inc.	39,079
763	Sears Holdings Corp.*	72,996
3,064	Staples, Inc.	78,929
6,498	Starbucks Corp.*	148,869
1,052	Urban Outfitters, Inc.*	33,885
2,126	Virgin Media, Inc.	34,441
847	Wynn Resorts Ltd.	53,844
		1,553,926
	Consumer Staples - 0.4%

1,450	Costco Wholesale Corp.	88,407

	Health Care - 8.0%

2,979	Amgen, Inc.*	168,641
1,850	Biogen Idec, Inc.*	101,769
2,877	Celgene Corp.*	171,239
459	Cephalon, Inc.*	31,520
513	Cerner Corp.*	42,553
922	DENTSPLY International, Inc.	30,509
1,548	Express Scripts, Inc.*	148,624
2,101	Genzyme Corp.*	120,177
5,596	Gilead Sciences, Inc.*	266,426
570	Henry Schein, Inc.*	32,393
1,713	Hologic, Inc.*	29,549
775	Illumina, Inc.*	28,148
241	Intuitive Surgical, Inc.*	83,661
1,140	Life Technologies Corp.*	57,866
1,960	Mylan, Inc.*	41,826
741	Patterson Cos., Inc.*	21,993
1,477	QIAGEN N.V.*	32,213
4,665	Teva Pharmaceutical Industries Ltd. (ADR)	279,947
1,313	Vertex Pharmaceuticals, Inc.*	53,321
1,582	Warner Chilcott plc, Class A*	43,062
		1,785,437
	Industrials - 1.9%

1,047	C.H. Robinson Worldwide, Inc.	55,836
1,158	Cintas Corp.	28,707
1,314	Expeditors International of Washington, Inc.	47,922
895	Fastenal Co.	39,711
471	First Solar, Inc.*	49,879
838	Foster Wheeler AG*	20,623
802	J.B. Hunt Transport Services, Inc.	28,455
634	Joy Global, Inc.	32,207
2,573	PACCAR, Inc.	90,955
559	Stericycle, Inc.*	30,846
		425,141
	Information Technology - 29.1%

7,151	Activision Blizzard, Inc.	76,015
3,241	Adobe Systems, Inc.*	112,301
2,623	Altera Corp.	64,080
7,932	Apple, Inc.*	1,623,046
4,355	Applied Materials, Inc.	53,305
1,511	Autodesk, Inc.*	42,127
2,252	Automatic Data Processing, Inc.	93,706
171	Baidu, Inc. (ADR)*	88,694
1,346	BMC Software, Inc.*	49,587
2,514	Broadcom Corp., Class A	78,739
3,164	CA, Inc.	71,190
1,302	Check Point Software Technologies*	42,445
12,976	Cisco Systems, Inc.*	315,706
1,373	Citrix Systems, Inc.*	59,053
1,813	Cognizant Technology Solutions Corp., Class A*	87,260
4,543	Dell, Inc.*	60,104
6,089	eBay, Inc.*	140,169
2,072	Electronic Arts, Inc.*	34,354
1,215	Fiserv, Inc.*	58,599
5,564	Flextronics International Ltd.*	38,725
1,003	FLIR Systems, Inc.*	26,890
933	Google, Inc., Class A*	491,504
688	Infosys Technologies Ltd. (ADR)	39,147
12,209	Intel Corp.	250,651
2,517	Intuit, Inc.*	81,450
1,308	KLA-Tencor Corp.	38,102
830	Lam Research Corp.*	28,145
1,883	Linear Technology Corp.	51,161
1,081	Logitech International S.A. (Registered)*	16,842
3,752	Marvell Technology Group Ltd.*	72,489
1,897	Maxim Integrated Products, Inc.	35,132
964	Microchip Technology, Inc.	26,086
19,294	Microsoft Corp.	552,966
2,221	NetApp, Inc.*	66,652
3,440	NVIDIA Corp.*	55,728
13,198	Oracle Corp.	325,331
2,165	Paychex, Inc.	64,820
12,719	QUALCOMM, Inc.	466,660
3,589	Research In Motion Ltd.*	254,388
1,465	SanDisk Corp.*	42,676
3,135	Seagate Technology*	62,418
5,351	Symantec Corp.*	88,559
1,145	VeriSign, Inc.*	28,533
2,319	Xilinx, Inc.	59,900
4,252	Yahoo!, Inc.*	65,098
		6,480,533
	Materials - 0.1%

738	Sigma-Aldrich Corp.	35,195

	Telecommunication Services - 0.8%

663	Millicom International Cellular S.A.	56,183
1,020	NII Holdings, Inc.*	38,168
3,688	Vodafone Group plc (ADR)	80,288
		174,639
	Total Common Stocks (Cost $10,348,553)	10,543,278

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a) - 34.3%
$1,486,797	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,486,809(d)	$1,486,797
1,049,808	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,049,818(e)	1,049,808
1,679,692	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,679,706(h)	1,679,692
2,099,615	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $2,099,634(i)	2,099,615
1,334,155	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,334,166(n)	1,334,155
	Total Repurchase Agreements (Cost $7,650,067)	7,650,067
	Total Investment Securities (Cost $17,998,620) — 81.6%	18,193,345
	Other assets less liabilities — 18.4%	4,106,338
	Net Assets — 100.0%	$22,299,683

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $7,650,067.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $1,516,542. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $1,070,810. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $1,713,291. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $2,141,611. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $1,360,843.  The investment in the repurchase agreement was through participation in a pooled account.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$230,137
Aggregate gross unrealized depreciation	(35,643)
Net unrealized appreciation	$194,494
Federal income tax cost of investments	$17,998,851

Futures Contracts Purchased

UltraPro QQQ® had the following open long futures contracts as of February 28, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini NASDAQ-100 Futures Contracts	128	03/19/10	$4,656,000	$70,147

Cash collateral in the amount of $404,869 was pledged to cover margin requirements for open futures contracts as of February 28, 2010.

Swap Agreements

UltraPro QQQ® had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	$20,739,345	$756,597

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	30,953,435	105,339

		$861,936

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$10,543,278	$—	$10,543,278
Repurchase Agreements	—	7,650,067	7,650,067
Total Investment Securities	10,543,278	7,650,067	18,193,345
Other Financial Instruments*:
Futures Contracts	70,147	—	70,147
Swap Agreements	—	861,936	861,936
Total Other Financial Instruments	70,147	861,936	932,083
Total Investments	$10,613,425	$8,512,003	$19,125,428

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraPro Dow30SM

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 49.7%
	Consumer Discretionary - 4.6%

4,743	Home Depot, Inc.	$147,982
4,743	McDonald’s Corp.	302,840
4,743	Walt Disney Co. (The)	148,171
		598,993
	Consumer Staples - 7.2%

4,743	Coca-Cola Co. (The)	250,051
4,743	Kraft Foods, Inc., Class A	134,844
4,743	Procter & Gamble Co. (The)	300,137
4,743	Wal-Mart Stores, Inc.	256,454
		941,486
	Energy - 5.0%

4,743	Chevron Corp.	342,919
4,743	Exxon Mobil Corp.	308,295
		651,214
	Financials - 5.4%

4,743	American Express Co.	181,135
4,743	Bank of America Corp.	79,019
4,743	JPMorgan Chase & Co.	199,064
4,743	Travelers Cos., Inc. (The)	249,434
		708,652
	Health Care - 4.3%

4,743	Johnson & Johnson	298,809
4,743	Merck & Co., Inc.	174,922
4,743	Pfizer, Inc.	83,239
		556,970
	Industrials - 10.4%

4,743	3M Co.	380,151
4,743	Boeing Co. (The)	299,568
4,743	Caterpillar, Inc.	270,588
4,743	General Electric Co.	76,173
4,743	United Technologies Corp.	325,607
		1,352,087
	Information Technology - 9.1%

4,743	Cisco Systems, Inc.*	115,397
4,743	Hewlett-Packard Co.	240,897
4,743	Intel Corp.	97,374
4,743	International Business Machines Corp.	603,120
4,743	Microsoft Corp.	135,934
		1,192,722
	Materials - 1.7%

4,743	Alcoa, Inc.	63,082
4,743	E.I. du Pont de Nemours & Co.	159,934
		223,016
	Telecommunication Services - 2.0%

4,743	AT&T, Inc.	117,674
4,743	Verizon Communications, Inc.	137,215
		254,889
	Total Common Stocks (Cost $6,424,668)	6,480,029

Principal Amount
	Repurchase Agreements (a) - 43.4%
$81,013	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $81,014(b)	81,013
81,013	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $81,014(c)	81,013
680,241	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $680,247(d)	680,241
480,309	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $480,313(e)	480,309
243,039	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $243,044(f)	243,039
243,039	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $243,045(g)	243,039
768,495	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $768,501(h)	768,495
1,203,657	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,203,668(i)	1,203,657
324,052	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $324,059(j)	324,052
162,026	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $162,027(k)	162,026
469,876	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $469,880(l)	469,876
283,546	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $283,548(m)	283,546
641,541	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $641,546(n)	641,541
	Total Repurchase Agreements (Cost $5,661,847)	5,661,847
	Total Investment Securities (Cost $12,086,515) — 93.1%	12,141,876
	Other assets less liabilities — 6.9%	896,450
	Net Assets — 100.0%	$13,038,326

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $3,500,067.

See accompanying notes to schedules of portfolio investments.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $82,633. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $82,633. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $693,850. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $489,918. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $247,900. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $247,901. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $783,867. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $1,227,732. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $330,534. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $165,267. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $479,274. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $289,217. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $654,374.  The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$64,697
Aggregate gross unrealized depreciation	(9,336)
Net unrealized appreciation	$55,361
Federal income tax cost of investments	$12,086,515

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of February 28, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini Dow Jones Futures Contracts	54	03/19/10	$2,783,970	$43,946

Cash collateral in the amount of $290,261 was pledged to cover margin requirements for open futures contracts as of February 28, 2010.

Swap Agreements

UltraPro Dow30SM had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on Dow Jones Industrial AverageSM Index	$20,530,071	$576,342

Equity Index Swap Agreement with Deutsche Bank AG, based on Dow Jones Industrial AverageSM Index	3,318,668	20,812

Equity Index Swap Agreement with Societe Generale, based on Dow Jones Industrial AverageSM Index	6,002,459	2,413

		$599,567

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$6,480,029	$—	$6,480,029
Repurchase Agreements	—	5,661,847	5,661,847
Total Investment Securities	6,480,029	5,661,847	12,141,876
Other Financial Instruments*:
Futures Contracts	43,946	—	43,946
Swap Agreements	—	599,567	599,567
Total Other Financial Instruments	43,946	599,567	643,513
Total Investments	$6,523,975	$6,261,414	$12,785,389

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraPro S&P500®

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 85.9%
	Consumer Discretionary - 8.5%

830	Abercrombie & Fitch Co., Class A	$30,229
3,146	Amazon.com, Inc.*	372,486
1,213	Apollo Group, Inc., Class A*	72,634
873	AutoNation, Inc.*	15,496
282	AutoZone, Inc.*	46,792
2,479	Bed Bath & Beyond, Inc.*	103,151
3,223	Best Buy Co., Inc.	117,640
780	Big Lots, Inc.*	26,130
568	Black & Decker Corp.	41,163
4,123	Carnival Corp.	148,263
6,390	CBS Corp., Class B	83,006
3,009	Coach, Inc.	109,648
26,937	Comcast Corp., Class A	442,844
2,608	D.R. Horton, Inc.	32,235
1,317	Darden Restaurants, Inc.	53,404
583	DeVry, Inc.	36,816
9,029	DIRECTV, Class A*	305,632
2,671	Discovery Communications, Inc., Class A*	83,202
2,531	Eastman Kodak Co.*	15,034
1,989	Expedia, Inc.*	44,235
1,310	Family Dollar Stores, Inc.	43,217
31,206	Ford Motor Co.*	366,358
1,419	Fortune Brands, Inc.	62,195
1,554	GameStop Corp., Class A*	26,729
2,229	Gannett Co., Inc.	33,769
4,492	Gap, Inc. (The)	96,578
1,506	Genuine Parts Co.	60,782
2,285	Goodyear Tire & Rubber Co. (The)*	29,682
3,164	H&R Block, Inc.	54,674
2,212	Harley-Davidson, Inc.	54,437
654	Harman International Industries, Inc.*	28,214
1,175	Hasbro, Inc.	42,042
16,045	Home Depot, Inc.	500,604
2,803	International Game Technology	49,193
4,587	Interpublic Group of Cos., Inc.*	34,403
2,226	J.C. Penney Co., Inc.	61,393
6,332	Johnson Controls, Inc.	196,925
2,893	Kohl’s Corp.*	155,701
1,435	Leggett & Platt, Inc.	27,193
1,522	Lennar Corp., Class A	24,976
2,524	Limited Brands, Inc.	55,806
13,890	Lowe’s Cos., Inc.	329,332
3,973	Macy’s, Inc.	76,083
2,393	Marriott International, Inc., Class A	64,874
3,411	Mattel, Inc.	75,008
10,183	McDonald’s Corp.	650,185
2,971	McGraw-Hill Cos., Inc. (The)	101,608
346	Meredith Corp.	10,629
1,091	New York Times Co. (The), Class A*	11,936
2,620	Newell Rubbermaid, Inc.	36,025
21,261	News Corp., Class A	284,260
3,676	NIKE, Inc., Class B	248,498
1,560	Nordstrom, Inc.	57,626
2,592	Office Depot, Inc.*	18,714
2,937	Omnicom Group, Inc.	107,553
1,295	O’Reilly Automotive, Inc.*	50,894
542	Polo Ralph Lauren Corp.	43,322
415	priceline.com, Inc.*	94,105
2,979	Pulte Homes, Inc.*	32,263
1,181	RadioShack Corp.	23,100
1,180	Ross Stores, Inc.	57,714
844	Scripps Networks Interactive, Inc., Class A	33,406
458	Sears Holdings Corp.*	43,817
898	Sherwin-Williams Co. (The)	56,915
6,831	Staples, Inc.	175,967
7,010	Starbucks Corp.*	160,599
1,765	Starwood Hotels & Resorts Worldwide, Inc.	68,305
7,099	Target Corp.	365,740
1,174	Tiffany & Co.	52,114
3,326	Time Warner Cable, Inc.	155,291
11,017	Time Warner, Inc.	319,934
3,960	TJX Cos., Inc.	164,855
1,223	Urban Outfitters, Inc.*	39,393
838	VF Corp.	64,844
5,728	Viacom, Inc., Class B*	169,835
18,150	Walt Disney Co. (The)	567,006
59	Washington Post Co. (The), Class B	24,798
701	Whirlpool Corp.	58,996
1,685	Wyndham Worldwide Corp.	38,738
651	Wynn Resorts Ltd.	41,384
4,413	Yum! Brands, Inc.	148,806
		9,309,383
	Consumer Staples - 10.0%

19,553	Altria Group, Inc.	393,406
6,061	Archer-Daniels-Midland Co.	177,951
4,030	Avon Products, Inc.	122,673
1,037	Brown-Forman Corp., Class B	54,297
1,792	Campbell Soup Co.	59,727
1,319	Clorox Co.	80,868
21,865	Coca-Cola Co. (The)	1,152,723
2,999	Coca-Cola Enterprises, Inc.	76,624
4,692	Colgate-Palmolive Co.	389,154
4,179	ConAgra Foods, Inc.	102,218
1,882	Constellation Brands, Inc., Class A*	28,305
4,114	Costco Wholesale Corp.	250,831
13,310	CVS Caremark Corp.	449,213
1,703	Dean Foods Co.*	24,847
2,397	Dr. Pepper Snapple Group, Inc.	76,105
1,114	Estee Lauder Cos., Inc. (The), Class A	66,985
3,082	General Mills, Inc.	221,935
2,978	H. J. Heinz Co.	136,690
1,569	Hershey Co. (The)	62,383
659	Hormel Foods Corp.	27,091
1,123	J.M. Smucker Co. (The)	67,021
2,399	Kellogg Co.	125,108
3,920	Kimberly-Clark Corp.	238,101
16,343	Kraft Foods, Inc., Class A	464,631
6,141	Kroger Co. (The)	135,716
1,516	Lorillard, Inc.	110,729
1,235	McCormick & Co., Inc. (Non-Voting)	45,831
1,930	Mead Johnson Nutrition Co.	91,289
1,484	Molson Coors Brewing Co., Class B	59,924
1,359	Pepsi Bottling Group, Inc.	51,955
14,867	PepsiCo, Inc.	928,742
17,973	Philip Morris International, Inc.	880,318
27,570	Procter & Gamble Co. (The)	1,744,630
1,595	Reynolds American, Inc.	84,216
3,835	Safeway, Inc.	95,568
6,580	Sara Lee Corp.	89,225
2,000	SUPERVALU, Inc.	30,540
5,585	Sysco Corp.	161,407
2,879	Tyson Foods, Inc., Class A	49,058
9,331	Walgreen Co.	328,824

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
20,134	Wal-Mart Stores, Inc.	$1,088,645
1,605	Whole Foods Market, Inc.*	56,961
		10,882,465
	Energy - 9.6%

4,638	Anadarko Petroleum Corp.	325,263
3,172	Apache Corp.	328,746
2,924	Baker Hughes, Inc.	140,118
2,769	BJ Services Co.	60,503
978	Cabot Oil & Gas Corp.	39,257
2,306	Cameron International Corp.*	94,846
6,112	Chesapeake Energy Corp.	162,396
18,931	Chevron Corp.	1,368,711
14,000	ConocoPhillips	672,000
1,706	CONSOL Energy, Inc.	85,914
2,357	Denbury Resources, Inc.*	33,187
4,191	Devon Energy Corp.	288,592
656	Diamond Offshore Drilling, Inc.	57,282
6,617	El Paso Corp.	69,280
2,381	EOG Resources, Inc.	223,933
44,796	Exxon Mobil Corp.	2,911,740
1,153	FMC Technologies, Inc.*	64,764
8,511	Halliburton Co.	256,607
995	Helmerich & Payne, Inc.	40,317
2,747	Hess Corp.	161,524
6,679	Marathon Oil Corp.	193,357
807	Massey Energy Co.	34,757
1,802	Murphy Oil Corp.	93,524
2,673	Nabors Industries Ltd.*	58,913
3,947	National Oilwell Varco, Inc.	171,576
1,637	Noble Energy, Inc.	118,912
7,659	Occidental Petroleum Corp.	611,571
2,527	Peabody Energy Corp.	116,166
1,088	Pioneer Natural Resources Co.	50,755
1,488	Range Resources Corp.	75,308
1,073	Rowan Cos., Inc.*	27,919
11,330	Schlumberger Ltd.	692,263
2,335	Smith International, Inc.	95,712
3,258	Southwestern Energy Co.*	138,628
6,103	Spectra Energy Corp.	133,045
1,103	Sunoco, Inc.	29,086
1,323	Tesoro Corp.	15,770
5,325	Valero Energy Corp.	93,294
5,502	Williams Cos., Inc. (The)	118,513
5,476	XTO Energy, Inc.	250,253
		10,504,302
	Financials - 13.7%

4,415	Aflac, Inc.	218,322
5,062	Allstate Corp. (The)	158,188
11,221	American Express Co.	428,530
1,270	American International Group, Inc.*	31,458
2,406	Ameriprise Financial, Inc.	96,312
2,585	AON Corp.	105,830
1,104	Apartment Investment & Management Co., Class A (REIT)	18,426
1,102	Assurant, Inc.	33,633
768	AvalonBay Communities, Inc. (REIT)	62,531
93,764	Bank of America Corp.	1,562,108
11,363	Bank of New York Mellon Corp. (The)	324,073
6,488	BB&T Corp.	185,103
15,586	Berkshire Hathaway, Inc., Class B*	1,248,906
1,309	Boston Properties, Inc. (REIT)	88,920
4,246	Capital One Financial Corp.	160,287
2,545	CB Richard Ellis Group, Inc., Class A*	33,594
8,992	Charles Schwab Corp. (The)	164,644
3,223	Chubb Corp.	162,633
1,535	Cincinnati Financial Corp.	41,292
184,002	Citigroup, Inc.*	625,607
628	CME Group, Inc.	189,461
1,426	Comerica, Inc.	51,450
5,122	Discover Financial Services	69,915
14,610	E*Trade Financial Corp.*	23,522
2,606	Equity Residential (REIT)	94,024
831	Federated Investors, Inc., Class B	20,783
7,505	Fifth Third Bancorp	91,636
2,094	First Horizon National Corp.*	26,803
1,406	Franklin Resources, Inc.	143,018
4,610	Genworth Financial, Inc., Class A*	73,483
4,851	Goldman Sachs Group, Inc. (The)	758,454
3,614	Hartford Financial Services Group, Inc.	88,073
2,766	HCP, Inc. (REIT)	79,605
1,161	Health Care REIT, Inc. (REIT)	49,180
5,955	Host Hotels & Resorts, Inc. (REIT)*	69,733
4,461	Hudson City Bancorp, Inc.	60,313
6,747	Huntington Bancshares, Inc./OH	32,453
691	IntercontinentalExchange, Inc.*	74,137
4,046	Invesco Ltd.	79,302
1,718	Janus Capital Group, Inc.	21,475
37,184	JPMorgan Chase & Co.	1,560,612
8,290	KeyCorp	59,274
3,791	Kimco Realty Corp. (REIT)	52,657
1,533	Legg Mason, Inc.	39,628
1,789	Leucadia National Corp.*	42,471
2,850	Lincoln National Corp.	71,763
3,405	Loews Corp.	124,146
780	M&T Bank Corp.	60,395
4,978	Marsh & McLennan Cos., Inc.	115,589
4,951	Marshall & Ilsley Corp.	35,053
7,726	MetLife, Inc.	281,149
1,852	Moody’s Corp.	49,300
12,828	Morgan Stanley	361,493
1,394	NASDAQ OMX Group, Inc. (The)*	25,970
2,279	Northern Trust Corp.	121,448
2,453	NYSE Euronext	64,710
3,286	People’s United Financial, Inc.	51,820
1,536	Plum Creek Timber Co., Inc. (REIT)	54,881
4,878	PNC Financial Services Group, Inc.	262,241
3,010	Principal Financial Group, Inc.	69,862
6,362	Progressive Corp. (The)	109,108
4,465	ProLogis (REIT)	57,554
4,378	Prudential Financial, Inc.	229,451
1,280	Public Storage (REIT)	105,203
11,210	Regions Financial Corp.	75,668
2,690	Simon Property Group, Inc. (REIT)	210,600
4,478	SLM Corp.*	50,064
4,668	State Street Corp.	209,640
4,710	SunTrust Banks, Inc.	112,145
2,430	T. Rowe Price Group, Inc.	123,177
781	Torchmark Corp.	36,317
5,156	Travelers Cos., Inc. (The)	271,154
18,046	U.S. Bancorp	444,112
3,131	Unum Group	65,156
1,478	Ventas, Inc. (REIT)	65,313
1,480	Vornado Realty Trust (REIT)	97,266
48,228	Wells Fargo & Co.	1,318,554
3,228	XL Capital Ltd., Class A	58,976

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,304	Zions Bancorp.	$24,176
		15,015,313
	Health Care - 10.8%

14,595	Abbott Laboratories	792,217
4,091	Aetna, Inc.	122,689
2,902	Allergan, Inc.	169,564
2,718	AmerisourceBergen Corp.	76,213
9,551	Amgen, Inc.*	540,682
5,689	Baxter International, Inc.	323,875
2,237	Becton, Dickinson and Co.	174,195
2,540	Biogen Idec, Inc.*	139,725
14,252	Boston Scientific Corp.*	110,310
16,152	Bristol-Myers Squibb Co.	395,886
911	C.R. Bard, Inc.	76,324
3,422	Cardinal Health, Inc.	116,245
1,671	CareFusion Corp.*	42,176
4,337	Celgene Corp.*	258,138
704	Cephalon, Inc.*	48,344
2,580	CIGNA Corp.	88,391
1,396	Coventry Health Care, Inc.*	32,359
964	DaVita, Inc.*	59,392
1,435	DENTSPLY International, Inc.	47,484
9,541	Eli Lilly & Co.	327,638
2,592	Express Scripts, Inc.*	248,858
2,847	Forest Laboratories, Inc.*	85,068
2,504	Genzyme Corp.*	143,229
8,492	Gilead Sciences, Inc.*	404,304
1,530	Hospira, Inc.*	80,065
1,603	Humana, Inc.*	75,870
360	Intuitive Surgical, Inc.*	124,970
26,035	Johnson & Johnson	1,640,205
2,342	King Pharmaceuticals, Inc.*	26,347
1,002	Laboratory Corp. of America Holdings*	73,457
1,683	Life Technologies Corp.*	85,429
2,529	McKesson Corp.	149,590
4,499	Medco Health Solutions, Inc.*	284,517
10,444	Medtronic, Inc.	453,270
28,822	Merck & Co., Inc.	1,062,955
525	Millipore Corp.*	49,565
2,883	Mylan, Inc.*	61,523
878	Patterson Cos., Inc.*	26,059
1,102	PerkinElmer, Inc.	24,475
76,144	Pfizer, Inc.	1,336,327
1,466	Quest Diagnostics, Inc.	83,196
3,154	St. Jude Medical, Inc.*	120,546
2,665	Stryker Corp.	141,512
4,086	Tenet Healthcare Corp.*	21,533
3,853	Thermo Fisher Scientific, Inc.*	187,911
10,965	UnitedHealth Group, Inc.	371,275
1,174	Varian Medical Systems, Inc.*	57,491
894	Waters Corp.*	53,336
1,002	Watson Pharmaceuticals, Inc.*	39,870
4,325	WellPoint, Inc.*	267,588
2,010	Zimmer Holdings, Inc.*	115,233
		11,837,421
	Industrials - 8.8%

6,680	3M Co.	535,402
1,064	Avery Dennison Corp.	33,622
6,856	Boeing Co. (The)	433,025
1,583	C.H. Robinson Worldwide, Inc.	84,421
5,876	Caterpillar, Inc.	335,226
1,241	Cintas Corp.	30,764
3,704	CSX Corp.	175,792
1,904	Cummins, Inc.	108,109
2,455	Danaher Corp.	181,596
3,991	Deere & Co.	228,684
1,757	Dover Corp.	79,522
490	Dun & Bradstreet Corp.	34,378
1,564	Eaton Corp.	106,540
7,097	Emerson Electric Co.	335,972
1,193	Equifax, Inc.	38,486
2,001	Expeditors International of Washington, Inc.	72,976
1,246	Fastenal Co.	55,285
2,949	FedEx Corp.	249,957
458	First Solar, Inc.*	48,502
527	Flowserve Corp.	52,747
1,689	Fluor Corp.	72,289
3,640	General Dynamics Corp.	264,082
100,470	General Electric Co.	1,613,548
1,173	Goodrich Corp.	76,984
7,200	Honeywell International, Inc.	289,152
3,639	Illinois Tool Works, Inc.	165,647
1,708	Iron Mountain, Inc.*	44,203
1,724	ITT Corp.	88,321
1,173	Jacobs Engineering Group, Inc.*	45,512
1,097	L-3 Communications Holdings, Inc.	100,288
3,018	Lockheed Martin Corp.	234,680
3,388	Masco Corp.	45,298
1,186	Monster Worldwide, Inc.*	16,545
3,471	Norfolk Southern Corp.	178,514
2,961	Northrop Grumman Corp.	181,391
3,430	PACCAR, Inc.	121,251
1,103	Pall Corp.	43,535
1,516	Parker Hannifin Corp.	91,430
1,955	Pitney Bowes, Inc.	44,770
1,328	Precision Castparts Corp.	149,732
1,980	Quanta Services, Inc.*	37,620
1,937	R.R. Donnelley & Sons Co.	38,527
3,616	Raytheon Co.	203,364
3,049	Republic Services, Inc.	85,799
1,425	Robert Half International, Inc.	39,758
1,342	Rockwell Automation, Inc.	72,589
1,484	Rockwell Collins, Inc.	83,520
859	Roper Industries, Inc.	47,623
529	Ryder System, Inc.	18,668
545	Snap-On, Inc.	23,010
7,001	Southwest Airlines Co.	88,073
759	Stanley Works (The)	43,453
795	Stericycle, Inc.*	43,868
2,558	Textron, Inc.	50,955
4,761	Union Pacific Corp.	320,749
9,368	United Parcel Service, Inc., Class B	550,276
8,847	United Technologies Corp.	607,347
596	W.W. Grainger, Inc.	60,583
4,620	Waste Management, Inc.	152,552
		9,656,512
	Information Technology - 16.1%

4,942	Adobe Systems, Inc.*	171,240
5,313	Advanced Micro Devices, Inc.*	42,026
3,256	Agilent Technologies, Inc.*	102,434
1,616	Akamai Technologies, Inc.*	42,501
2,787	Altera Corp.	68,086
1,618	Amphenol Corp., Class A	67,390
2,754	Analog Devices, Inc.	80,527
8,499	Apple, Inc.*	1,739,065
12,585	Applied Materials, Inc.	154,040
2,168	Autodesk, Inc.*	60,444
4,762	Automatic Data Processing, Inc.	198,147
1,730	BMC Software, Inc.*	63,733

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,064	Broadcom Corp., Class A	$127,284
3,741	CA, Inc.	84,172
54,282	Cisco Systems, Inc.*	1,320,681
1,727	Citrix Systems, Inc.*	74,278
2,781	Cognizant Technology Solutions Corp., Class A*	133,850
1,438	Computer Sciences Corp.*	74,474
2,175	Compuware Corp.*	16,291
14,683	Corning, Inc.	258,861
16,247	Dell, Inc.*	214,948
10,614	eBay, Inc.*	244,334
3,071	Electronic Arts, Inc.*	50,917
19,248	EMC Corp.*	336,648
3,093	Fidelity National Information Services, Inc.	69,716
1,452	Fiserv, Inc.*	70,030
1,432	FLIR Systems, Inc.*	38,392
2,275	Google, Inc., Class A*	1,198,470
1,243	Harris Corp.	56,208
22,373	Hewlett-Packard Co.	1,136,325
52,106	Intel Corp.	1,069,736
12,395	International Business Machines Corp.	1,576,148
2,989	Intuit, Inc.*	96,724
1,799	Jabil Circuit, Inc.	27,291
2,101	JDS Uniphase Corp.*	22,544
4,958	Juniper Networks, Inc.*	138,725
1,613	KLA-Tencor Corp.	46,987
737	Lexmark International, Inc., Class A*	24,844
2,105	Linear Technology Corp.	57,193
6,163	LSI Corp.*	33,219
906	Mastercard, Inc., Class A	203,279
1,488	McAfee, Inc.*	59,059
2,110	MEMC Electronic Materials, Inc.*	25,552
1,732	Microchip Technology, Inc.	46,868
8,019	Micron Technology, Inc.*	72,652
72,892	Microsoft Corp.	2,089,085
1,279	Molex, Inc.	26,156
21,806	Motorola, Inc.*	147,409
2,233	National Semiconductor Corp.	32,334
3,198	NetApp, Inc.*	95,972
3,272	Novell, Inc.*	15,346
915	Novellus Systems, Inc.*	20,240
5,236	NVIDIA Corp.*	84,823
36,897	Oracle Corp.	909,511
3,035	Paychex, Inc.	90,868
1,081	QLogic Corp.*	19,674
15,761	QUALCOMM, Inc.	578,271
1,772	Red Hat, Inc.*	49,705
2,889	SAIC, Inc.*	56,913
1,037	Salesforce.com, Inc.*	70,464
2,153	SanDisk Corp.*	62,717
7,648	Symantec Corp.*	126,574
3,644	Tellabs, Inc.	25,180
1,615	Teradata Corp.*	49,241
1,650	Teradyne, Inc.*	16,484
11,822	Texas Instruments, Inc.	288,220
1,861	Total System Services, Inc.	26,501
1,815	VeriSign, Inc.*	45,230
4,227	Visa, Inc., Class A	360,479
2,127	Western Digital Corp.*	82,166
6,531	Western Union Co. (The)	103,059
12,747	Xerox Corp.	119,439
2,612	Xilinx, Inc.	67,468
11,237	Yahoo!, Inc.*	172,038
		17,627,900
	Materials - 3.0%

1,998	Air Products & Chemicals, Inc.	137,023
775	Airgas, Inc.	49,709
1,032	AK Steel Holding Corp.	22,219
9,194	Alcoa, Inc.	122,280
925	Allegheny Technologies, Inc.	40,385
888	Ball Corp.	47,988
1,021	Bemis Co., Inc.	29,885
458	CF Industries Holdings, Inc.	48,658
1,236	Cliffs Natural Resources, Inc.	69,710
10,792	Dow Chemical Co. (The)	305,522
8,528	E.I. du Pont de Nemours & Co.	287,564
686	Eastman Chemical Co.	40,851
2,242	Ecolab, Inc.	94,478
682	FMC Corp.	38,990
4,056	Freeport-McMoRan Copper & Gold, Inc.	304,849
746	International Flavors & Fragrances, Inc.	31,414
4,087	International Paper Co.	94,696
1,615	MeadWestvaco Corp.	37,048
5,143	Monsanto Co.	363,353
4,625	Newmont Mining Corp.	227,920
2,971	Nucor Corp.	122,999
1,590	Owens-Illinois, Inc.*	47,128
1,249	Pactiv Corp.*	30,925
1,576	PPG Industries, Inc.	96,987
2,895	Praxair, Inc.	217,530
1,500	Sealed Air Corp.	30,645
1,148	Sigma-Aldrich Corp.	54,748
798	Titanium Metals Corp.*	9,408
1,353	United States Steel Corp.	71,628
1,183	Vulcan Materials Co.	51,354
1,994	Weyerhaeuser Co.	80,558
		3,208,452
	Telecommunication Services - 2.4%

3,788	American Tower Corp., Class A*	161,596
55,682	AT&T, Inc.	1,381,470
2,807	CenturyTel, Inc.	96,196
2,947	Frontier Communications Corp.	22,957
2,461	MetroPCS Communications, Inc.*	15,184
14,012	Qwest Communications International, Inc.	63,895
28,015	Sprint Nextel Corp.*	93,290
26,804	Verizon Communications, Inc.	775,440
4,121	Windstream Corp.	41,746
		2,651,774
	Utilities - 3.0%

6,299	AES Corp. (The)*	73,635
1,600	Allegheny Energy, Inc.	36,240
2,236	Ameren Corp.	55,252
4,507	American Electric Power Co., Inc.	151,525
3,684	CenterPoint Energy, Inc.	49,292
2,167	CMS Energy Corp.	33,090
2,648	Consolidated Edison, Inc.	113,202
1,896	Constellation Energy Group, Inc.	66,493
5,636	Dominion Resources, Inc.	214,112
1,556	DTE Energy Co.	67,561
12,310	Duke Energy Corp.	201,268
3,074	Edison International	100,305
1,783	Entergy Corp.	135,454
1,235	EQT Corp.	54,044
6,222	Exelon Corp.	269,413
2,876	FirstEnergy Corp.	111,157

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,900	FPL Group, Inc.	$180,843
721	Integrys Energy Group, Inc.	31,782
427	Nicor, Inc.	17,785
2,602	NiSource, Inc.	39,082
1,656	Northeast Utilities	42,394
2,419	NRG Energy, Inc.*	52,831
2,091	Pepco Holdings, Inc.	35,171
3,500	PG&E Corp.	146,720
956	Pinnacle West Capital Corp.	34,808
3,558	PPL Corp.	101,332
2,639	Progress Energy, Inc.	101,047
4,774	Public Service Enterprise Group, Inc.	141,883
1,645	Questar Corp.	69,074
1,046	SCANA Corp.	37,708
2,325	Sempra Energy	114,320
7,551	Southern Co.	239,895
2,017	TECO Energy, Inc.	30,921
1,103	Wisconsin Energy Corp.	53,418
4,309	Xcel Energy, Inc.	89,670
		3,292,727
	Total Common Stocks (Cost $94,821,564)	93,986,249

Principal Amount
	Repurchase Agreements (a) - 9.5%
$378,522	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $378,525(b)	378,522
378,522	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $378,525(c)	378,522
50,187	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $50,187(d)	50,187
35,436	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $35,436(e)	35,436
1,135,567	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $1,135,591(f)	1,135,567
1,135,567	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $1,135,593(g)	1,135,567
56,698	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $56,698(h)	56,698
1,206,440	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,206,451(i)	1,206,440
1,514,090	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $1,514,122(j)	1,514,090
757,045	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $757,051(k)	757,045
2,195,430	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $2,195,450(l)	2,195,430
1,324,829	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $1,324,839(m)	1,324,829
190,523	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $190,525(n)	190,523
	Total Repurchase Agreements (Cost $10,358,856)	10,358,856
	Total Investment Securities (Cost $105,180,420) — 95.4%	104,345,105
	Other assets less liabilities — 4.6%	5,081,323
	Net Assets — 100.0%	$109,426,428

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $39,954,094.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $386,093. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $386,092. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $51,191. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $36,145. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $1,158,281. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $1,158,285. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $57,832. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $1,230,571. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $1,544,374. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $772,188. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $2,239,341. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $1,351,327. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $194,334.  The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,863,769
Aggregate gross unrealized depreciation	(3,147,581)
Net unrealized depreciation	$(1,283,812)
Federal income tax cost of investments	$105,628,917

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of February 28, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P 500 Futures Contracts	706	03/19/10	$38,927,075	$732,231

Cash collateral in the amount of $3,858,631 was pledged to cover margin requirements for open futures contracts as of February 28, 2010.

Swap Agreements

UltraPro S&P500® had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	$17,465,547	$1,873,133

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	23,498,307	(131,298)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	137,920,041	(522,846)

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	16,510,391	(24,367)

		$1,194,622

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$93,986,249	$—	$93,986,249
Repurchase Agreements	—	10,358,856	10,358,856
Total Investment Securities	93,986,249	10,358,856	104,345,105
Other Financial Instruments*:
Futures Contracts	732,231	—	732,231
Swap Agreements	—	1,194,622	1,194,622
Total Other Financial Instruments	732,231	1,194,622	1,926,853
Total Investments	$94,718,480	$11,553,478	$106,271,958

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraPro MidCap400

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 62.1%
	Consumer Discretionary - 9.0%

577	99 Cents Only Stores*	$9,520
688	Aaron’s, Inc.	20,413
1,201	Advance Auto Parts, Inc.	49,001
839	Aeropostale, Inc.*	29,667
2,638	American Eagle Outfitters, Inc.	44,503
501	American Greetings Corp., Class A	9,554
746	AnnTaylor Stores Corp.*	12,839
698	Bally Technologies, Inc.*	28,904
503	Barnes & Noble, Inc.	10,095
394	Bob Evans Farms, Inc.	11,233
1,482	BorgWarner, Inc.*	55,516
700	Boyd Gaming Corp.*	5,348
1,300	Brinker International, Inc.	23,543
582	Brink’s Home Security Holdings, Inc.*	24,357
1,158	Burger King Holdings, Inc.	20,717
890	Career Education Corp.*	24,760
2,815	CarMax, Inc.*	56,835
764	Cheesecake Factory, Inc. (The)*	18,069
2,259	Chico’s FAS, Inc.*	30,609
402	Chipotle Mexican Grill, Inc.*	42,093
736	Coldwater Creek, Inc.*	3,820
814	Collective Brands, Inc.*	18,396
1,113	Corinthian Colleges, Inc.*	18,053
1,135	Dick’s Sporting Goods, Inc.*	27,615
1,120	Dollar Tree, Inc.*	62,429
958	DreamWorks Animation SKG, Inc., Class A*	41,635
1,985	Foot Locker, Inc.	25,745
610	Fossil, Inc.*	22,113
1,750	Gentex Corp.	33,967
736	Guess?, Inc.	30,021
1,209	Hanesbrands, Inc.*	31,349
483	Harte-Hanks, Inc.	5,743
389	International Speedway Corp., Class A	10,390
394	ITT Educational Services, Inc.*	42,962
711	J. Crew Group, Inc.*	29,919
544	John Wiley & Sons, Inc., Class A	22,837
938	KB Home	15,271
676	Lamar Advertising Co., Class A*	20,334
526	Life Time Fitness, Inc.*	13,339
1,796	LKQ Corp.*	34,393
385	Matthews International Corp., Class A	12,905
478	MDC Holdings, Inc.	16,357
713	Mohawk Industries, Inc.*	36,777
549	NetFlix, Inc.*	36,261
75	NVR, Inc.*	53,122
400	Panera Bread Co., Class A*	29,116
1,568	PetSmart, Inc.	42,681
655	Phillips-Van Heusen Corp.	28,506
726	Regis Corp.	12,001
840	Rent-A-Center, Inc.*	18,682
552	Ryland Group, Inc.	12,525
2,026	Saks, Inc.*	14,141
324	Scholastic Corp.	9,526
825	Scientific Games Corp., Class A*	13,934
3,217	Service Corp. International	25,929
850	Sotheby’s	20,655
177	Strayer Education, Inc.	40,149
450	Thor Industries, Inc.	15,269
562	Timberland Co. (The), Class A*	10,391
1,740	Toll Brothers, Inc.*	32,764
807	Tupperware Brands Corp.	37,711
478	Under Armour, Inc., Class A*	12,457
577	Warnaco Group, Inc. (The)*	24,084
4,583	Wendy’s/Arby’s Group, Inc., Class A	22,365
1,343	Williams-Sonoma, Inc.	28,821
670	WMS Industries, Inc.*	25,413
		1,670,449
	Consumer Staples - 2.5%

1,085	Alberto-Culver Co.	30,076
706	BJ’s Wholesale Club, Inc.*	25,536
893	Church & Dwight Co., Inc.	59,992
951	Corn Products International, Inc.	30,983
885	Energizer Holdings, Inc.*	51,286
981	Flowers Foods, Inc.	25,006
443	Green Mountain Coffee Roasters, Inc.*	37,385
905	Hansen Natural Corp.*	37,648
248	Lancaster Colony Corp.	14,270
786	NBTY, Inc.*	35,684
721	Ralcorp Holdings, Inc.*	48,170
518	Ruddick Corp.	15,177
1,788	Smithfield Foods, Inc.*	30,771
332	Tootsie Roll Industries, Inc.	9,034
314	Universal Corp.	16,658
		467,676
	Energy - 4.0%

2,061	Arch Coal, Inc.	46,352
718	Atwood Oceanics, Inc.*	24,024
491	Bill Barrett Corp.*	16,650
1,060	Cimarex Energy Co.	63,346
592	Comstock Resources, Inc.*	20,436
706	Encore Acquisition Co.*	34,968
794	Exterran Holdings, Inc.*	18,064
1,424	Forest Oil Corp.*	38,590
1,328	Frontier Oil Corp.	16,454
1,166	Helix Energy Solutions Group, Inc.*	13,421
1,292	Mariner Energy, Inc.*	19,406
1,689	Newfield Exploration Co.*	86,257
696	Oceaneering International, Inc.*	42,073
296	Overseas Shipholding Group, Inc.	13,169
951	Patriot Coal Corp.*	15,844
1,950	Patterson-UTI Energy, Inc.	30,108
1,768	Plains Exploration & Production Co.*	58,008
2,216	Pride International, Inc.*	62,004
1,502	Quicksilver Resources, Inc.*	22,410
1,576	Southern Union Co.	37,729
994	Superior Energy Services, Inc.*	20,546
657	Tidewater, Inc.	29,282
513	Unit Corp.*	22,300
		751,441
	Financials - 12.2%

534	Affiliated Managers Group, Inc.*	37,983
561	Alexandria Real Estate Equities, Inc. (REIT)	34,569
1,857	AMB Property Corp. (REIT)	45,199
1,004	American Financial Group, Inc./OH	25,973
1,219	AmeriCredit Corp.*	27,123
2,211	Apollo Investment Corp.	25,780
1,292	Arthur J. Gallagher & Co.	30,659
2,117	Associated Banc-Corp	27,330
1,035	Astoria Financial Corp.	13,734
933	BancorpSouth, Inc.	18,166
609	Bank of Hawaii Corp.	25,706
690	BRE Properties, Inc. (REIT)	23,260
1,497	Brown & Brown, Inc.	25,120
814	Camden Property Trust (REIT)	32,601
951	Cathay General Bancorp	9,253
549	City National Corp./CA	27,406

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
926	Commerce Bancshares, Inc./MO	$37,512
739	Corporate Office Properties Trust (REIT)	27,217
1,267	Cousins Properties, Inc. (REIT)	9,110
761	Cullen/Frost Bankers, Inc.	41,208
2,843	Duke Realty Corp. (REIT)	31,557
1,492	Eaton Vance Corp.	45,043
417	Equity One, Inc. (REIT)	7,702
369	Essex Property Trust, Inc. (REIT)	31,697
766	Everest Re Group Ltd.	65,432
777	Federal Realty Investment Trust (REIT)	53,582
2,924	Fidelity National Financial, Inc., Class A	41,667
1,277	First American Corp.	41,158
2,390	First Niagara Financial Group, Inc.	33,556
1,090	FirstMerit Corp.	23,043
2,238	Fulton Financial Corp.	21,530
635	Hanover Insurance Group, Inc. (The)	26,765
1,429	HCC Insurance Holdings, Inc.	39,869
903	Highwoods Properties, Inc. (REIT)	26,232
498	Horace Mann Educators Corp.	6,693
1,566	Hospitality Properties Trust (REIT)	34,405
658	International Bancshares Corp.	13,950
1,515	Jefferies Group, Inc.	37,814
531	Jones Lang LaSalle, Inc.	33,819
1,429	Liberty Property Trust (REIT)	44,199
1,224	Macerich Co. (The) (REIT)	43,623
999	Mack-Cali Realty Corp. (REIT)	33,506
453	Mercury General Corp.	18,600
1,313	MSCI, Inc., Class A*	39,364
1,424	Nationwide Health Properties, Inc. (REIT)	47,263
5,287	New York Community Bancorp, Inc.	81,896
1,346	NewAlliance Bancshares, Inc.	16,125
3,055	Old Republic International Corp.	34,491
1,080	Omega Healthcare Investors, Inc. (REIT)	20,488
377	PacWest Bancorp	7,653
506	Potlatch Corp. (REIT)	16,708
590	Prosperity Bancshares, Inc.	24,680
1,085	Protective Life Corp.	19,921
1,254	Raymond James Financial, Inc.	32,428
1,009	Rayonier, Inc. (REIT)	41,944
1,323	Realty Income Corp. (REIT)	37,044
1,019	Regency Centers Corp. (REIT)	35,329
923	Reinsurance Group of America, Inc.	43,870
1,644	SEI Investments Co.	28,967
1,616	Senior Housing Properties Trust (REIT)	33,597
981	SL Green Realty Corp. (REIT)	50,090
625	StanCorp Financial Group, Inc.	26,863
521	SVB Financial Group*	23,216
6,098	Synovus Financial Corp.	17,379
1,540	TCF Financial Corp.	22,238
711	Trustmark Corp.	16,211
1,940	UDR, Inc. (REIT)	32,592
632	Unitrin, Inc.	15,269
1,877	Valley National Bancorp	27,029
1,715	W. R. Berkley Corp.	44,144
1,083	Waddell & Reed Financial, Inc., Class A	35,609
1,424	Washington Federal, Inc.	27,754
817	Webster Financial Corp.	13,072
1,323	Weingarten Realty Investors (REIT)	27,241
372	Westamerica Bancorp.	20,415
1,120	Wilmington Trust Corp.	16,150
		2,277,391
	Health Care - 7.7%

903	Affymetrix, Inc.*	6,601
880	Beckman Coulter, Inc.	57,693
245	Bio-Rad Laboratories, Inc., Class A*	22,881
860	Cerner Corp.*	71,337
837	Charles River Laboratories International, Inc.*	31,739
1,179	Community Health Systems, Inc.*	40,404
812	Covance, Inc.*	45,975
718	Edwards Lifesciences Corp.*	65,934
1,487	Endo Pharmaceuticals Holdings, Inc.*	33,829
622	Gen-Probe, Inc.*	28,040
3,154	Health Management Associates, Inc., Class A*	22,993
1,320	Health Net, Inc.*	30,479
1,148	Henry Schein, Inc.*	65,241
796	Hill-Rom Holdings, Inc.	20,887
3,275	Hologic, Inc.*	56,494
744	IDEXX Laboratories, Inc.*	39,291
890	Immucor, Inc.*	17,204
496	Kindred Healthcare, Inc.*	8,640
787	Kinetic Concepts, Inc.*	32,991
695	LifePoint Hospitals, Inc.*	21,197
865	Lincare Holdings, Inc.*	34,738
660	Masimo Corp.*	18,275
756	Medicis Pharmaceutical Corp., Class A	17,010
428	Mettler-Toledo International, Inc.*	42,547
1,515	Omnicare, Inc.	41,011
736	OSI Pharmaceuticals, Inc.*	27,247
531	Owens & Minor, Inc.	23,709
1,022	Perrigo Co.	50,660
1,500	Pharmaceutical Product Development, Inc.	31,590
713	Psychiatric Solutions, Inc.*	15,294
951	ResMed, Inc.*	54,283
746	STERIS Corp.	23,581
473	Techne Corp.	30,234
504	Teleflex, Inc.	30,714
721	Thoratec Corp.*	20,801
602	United Therapeutics Corp.*	34,561
1,249	Universal Health Services, Inc., Class B	38,744
857	Valeant Pharmaceuticals International*	31,898
367	Varian, Inc.*	18,967
1,085	VCA Antech, Inc.*	25,845
2,450	Vertex Pharmaceuticals, Inc.*	99,494
536	WellCare Health Plans, Inc.*	14,311
		1,445,364
	Industrials - 8.9%

1,429	Aecom Technology Corp.*	38,726
1,174	AGCO Corp.*	40,210
1,707	AirTran Holdings, Inc.*	8,228
448	Alaska Air Group, Inc.*	15,680
521	Alexander & Baldwin, Inc.	16,766
417	Alliant Techsystems, Inc.*	33,131
1,368	AMETEK, Inc.	53,407
1,282	BE Aerospace, Inc.*	33,204
607	Brink’s Co. (The)	15,466
954	Bucyrus International, Inc.	59,682
777	Carlisle Cos., Inc.	26,651
289	Clean Harbors, Inc.*	16,427

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
625	Con-way, Inc.	$20,306
855	Copart, Inc.*	30,506
433	Corporate Executive Board Co. (The)	9,907
1,467	Corrections Corp. of America*	31,394
594	Crane Co.	18,812
650	Deluxe Corp.	11,667
981	Donaldson Co., Inc.	40,476
619	Federal Signal Corp.	4,748
658	FTI Consulting, Inc.*	24,175
584	GATX Corp.	15,564
761	Graco, Inc.	20,859
427	Granite Construction, Inc.	11,798
1,019	Harsco Corp.	30,590
708	Herman Miller, Inc.	12,886
572	HNI Corp.	13,596
749	Hubbell, Inc., Class B	35,091
1,027	IDEX Corp.	31,837
1,113	J.B. Hunt Transport Services, Inc.	39,489
2,617	JetBlue Airways Corp.*	13,818
1,300	Joy Global, Inc.	66,040
1,219	Kansas City Southern*	41,812
2,036	KBR, Inc.	42,166
1,034	Kennametal, Inc.	26,936
683	Kirby Corp.*	22,546
579	Korn/Ferry International*	9,889
645	Landstar System, Inc.	25,729
617	Lennox International, Inc.	26,037
539	Lincoln Electric Holdings, Inc.	25,710
996	Manpower, Inc.	51,314
384	Mine Safety Appliances Co.	9,750
559	MSC Industrial Direct Co., Class A	25,474
635	Navigant Consulting, Inc.*	7,385
427	Nordson Corp.	28,097
1,136	Oshkosh Corp.*	43,304
1,249	Pentair, Inc.	40,667
468	Regal-Beloit Corp.	26,405
554	Rollins, Inc.	11,772
1,062	Shaw Group, Inc. (The)*	36,851
625	SPX Corp.	37,181
1,373	Terex Corp.*	26,732
665	Thomas & Betts Corp.*	24,006
1,009	Timken Co.	26,466
541	Towers Watson & Co., Class A	23,896
1,007	Trinity Industries, Inc.	16,948
764	United Rentals, Inc.*	5,768
1,065	URS Corp.*	49,522
253	Valmont Industries, Inc.	18,014
999	Waste Connections, Inc.*	33,586
556	Werner Enterprises, Inc.	12,404
604	Westinghouse Air Brake Technologies Corp.	23,037
721	Woodward Governor Co.	20,758
		1,661,299
	Information Technology - 9.2%

4,978	3Com Corp.*	37,982
432	ACI Worldwide, Inc.*	7,880
1,004	Acxiom Corp.*	16,927
1,227	ADC Telecommunications, Inc.*	7,779
711	ADTRAN, Inc.	16,623
200	Advent Software, Inc.*	8,064
663	Alliance Data Systems Corp.*	36,757
1,126	ANSYS, Inc.*	49,386
1,368	AOL, Inc.*	33,899
1,520	Arrow Electronics, Inc.*	42,879
5,759	Atmel Corp.*	25,973
1,920	Avnet, Inc.*	53,011
1,738	Broadridge Financial Solutions, Inc.	36,568
3,412	Cadence Design Systems, Inc.*	19,448
1,161	Ciena Corp.*	16,649
1,191	CommScope, Inc.*	30,359
1,561	Convergys Corp.*	19,263
1,318	Cree, Inc.*	89,400
842	Diebold, Inc.	24,384
491	Digital River, Inc.*	12,908
498	DST Systems, Inc.*	19,138
491	Equinix, Inc.*	46,385
1,007	F5 Networks, Inc.*	56,191
534	Factset Research Systems, Inc.	35,351
612	Fair Isaac Corp.	14,052
1,573	Fairchild Semiconductor International, Inc.*	16,233
764	Gartner, Inc.*	18,176
1,029	Global Payments, Inc.	44,051
1,057	Hewitt Associates, Inc., Class A*	40,155
1,136	Informatica Corp.*	28,991
2,077	Ingram Micro, Inc., Class A*	36,763
2,107	Integrated Device Technology, Inc.*	11,525
905	International Rectifier Corp.*	18,308
1,558	Intersil Corp., Class A	23,121
509	Itron, Inc.*	34,078
1,075	Jack Henry & Associates, Inc.	24,274
1,616	Lam Research Corp.*	54,799
1,216	Lender Processing Services, Inc.	46,427
283	Mantech International Corp., Class A*	13,975
1,247	Mentor Graphics Corp.*	10,375
1,012	MICROS Systems, Inc.*	30,400
721	National Instruments Corp.	22,798
2,021	NCR Corp.*	25,505
944	NeuStar, Inc., Class A*	21,882
2,099	Palm, Inc.*	12,804
1,497	Parametric Technology Corp.*	26,063
624	Plantronics, Inc.	17,740
1,072	Polycom, Inc.*	27,990
792	Quest Software, Inc.*	13,345
3,404	RF Micro Devices, Inc.*	14,331
1,308	Rovi Corp.*	43,818
782	Semtech Corp.*	12,410
579	Silicon Laboratories, Inc.*	26,310
883	Solera Holdings, Inc.	30,163
546	SRA International, Inc., Class A*	10,407
1,035	Sybase, Inc.*	45,944
1,849	Synopsys, Inc.*	40,493
645	Tech Data Corp.*	27,632
1,528	Trimble Navigation Ltd.*	41,057
1,088	ValueClick, Inc.*	10,325
2,370	Vishay Intertechnology, Inc.*	24,292
746	Zebra Technologies Corp., Class A*	21,313
		1,725,529
	Materials - 4.1%

1,163	Albemarle Corp.	43,601
857	Aptargroup, Inc.	33,020
951	Ashland, Inc.	44,773
830	Cabot Corp.	24,120
559	Carpenter Technology Corp.	16,697
1,429	Commercial Metals Co.	23,436
617	Cytec Industries, Inc.	26,327
435	Greif, Inc., Class A	22,289
524	Intrepid Potash, Inc.*	14,421
1,581	Louisiana-Pacific Corp.*	12,031
867	Lubrizol Corp.	68,502
567	Martin Marietta Materials, Inc.	44,918
238	Minerals Technologies, Inc.	11,622

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
997	Olin Corp.	$17,457
1,308	Packaging Corp. of America	31,130
812	Reliance Steel & Aluminum Co.	36,004
1,639	RPM International, Inc.	31,551
572	Scotts Miracle-Gro Co. (The), Class A	22,337
622	Sensient Technologies Corp.	16,433
339	Silgan Holdings, Inc.	19,360
1,270	Sonoco Products Co.	37,567
2,737	Steel Dynamics, Inc.	44,695
1,356	Temple-Inland, Inc.	25,249
1,267	Terra Industries, Inc.	52,162
1,280	Valspar Corp.	35,021
774	Worthington Industries, Inc.	12,260
		766,983
	Telecommunication Services - 0.5%

2,577	Cincinnati Bell, Inc.*	7,628
880	Syniverse Holdings, Inc.*	14,801
1,189	Telephone & Data Systems, Inc.	37,109
1,883	tw telecom, inc.*	29,921
		89,459
	Utilities - 4.0%

982	AGL Resources, Inc.	35,676
1,404	Alliant Energy Corp.	44,408
1,730	Aqua America, Inc.	29,618
1,176	Atmos Energy Corp.	32,293
493	Black Hills Corp.	13,740
769	Cleco Corp.	19,410
1,520	DPL, Inc.	40,341
6,404	Dynegy, Inc., Class A*	9,606
911	Energen Corp.	41,414
1,717	Great Plains Energy, Inc.	30,580
1,169	Hawaiian Electric Industries, Inc.	23,813
605	IDACORP, Inc.	19,983
2,383	MDU Resources Group, Inc.	48,708
1,022	National Fuel Gas Co.	50,834
1,356	NSTAR	45,860
2,979	NV Energy, Inc.	33,097
1,229	OGE Energy Corp.	44,932
1,338	Oneok, Inc.	59,314
1,100	PNM Resources, Inc.	13,442
1,381	UGI Corp.	34,594
1,030	Vectren Corp.	23,947
1,384	Westar Energy, Inc.	29,618
637	WGL Holdings, Inc.	20,925
		746,153
	Total Common Stocks (Cost $11,475,001)	11,601,744

Principal Amount
	Repurchase Agreements (a) - 29.2%
$142,567	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $142,568(b)	142,567
142,567	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $142,568(c)	142,567
320,680	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $320,683(d)	320,680
226,428	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $226,430(e)	226,428
427,700	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $427,709(f)	427,700
427,700	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $427,710(g)	427,700
362,285	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $362,288(h)	362,285
880,556	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $880,564(i)	880,556
570,266	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $570,278(j)	570,266
285,133	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $285,135(k)	285,133
826,886	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $826,894(l)	826,886
498,983	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $498,987(m)	498,983
342,552	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $342,555(n)	342,552
	Total Repurchase Agreements (Cost $5,454,303)	5,454,303
	Total Investment Securities (Cost $16,929,304) — 91.3%	17,056,047
	Other assets less liabilities — 8.7%	1,626,169
	Net Assets — 100.0%	$18,682,216

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $3,825,970.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $145,418. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $145,418. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $327,096. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $230,958. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $436,255. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $436,256. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $369,532. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $898,169. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $581,672. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $290,837. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $843,425. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $508,963. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $349,404.  The investment in the repurchase agreement was through participation in a pooled account.

REIT       Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$211,078
Aggregate gross unrealized depreciation	(84,287)
Net unrealized appreciation	$126,791
Federal income tax cost of investments	$16,929,256

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of February 28, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P MidCap 400 Futures Contracts	75	03/19/10	$5,528,250	$123,600

Cash collateral in the amount of $552,892 was pledged to cover margin requirements for open futures contracts as of February 28, 2010.

Swap Agreements

UltraPro MidCap400 had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	$17,026,082	$(49,439)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	21,907,292	1,124,604

		$1,075,165

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$11,601,744	$—	$11,601,744
Repurchase Agreements	—	5,454,303	5,454,303
Total Investment Securities	11,601,744	5,454,303	17,056,047
Other Financial Instruments*:
Futures Contracts	123,600	—	123,600
Swap Agreements	—	1,075,165	1,075,165
Total Other Financial Instruments	123,600	1,075,165	1,198,765
Total Investments	$11,725,344	$6,529,468	$18,254,812

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 33.1%
	Consumer Discretionary - 4.8%

130	1-800-Flowers.com, Inc., Class A*	$264
232	99 Cents Only Stores*	3,828
125	AFC Enterprises, Inc.*	1,013
93	Ambassadors Group, Inc.	1,050
162	American Apparel, Inc.*	455
276	American Axle & Manufacturing Holdings, Inc.*	2,708
195	American Greetings Corp., Class A	3,719
90	American Public Education, Inc.*	3,893
49	America’s Car-Mart, Inc.*	1,296
106	Amerigon, Inc.*	1,037
127	Ameristar Casinos, Inc.	1,916
290	AnnTaylor Stores Corp.*	4,991
131	Arbitron, Inc.	2,816
367	ArvinMeritor, Inc.*	4,279
159	Asbury Automotive Group, Inc.*	1,849
70	Ascent Media Corp., Class A*	1,820
85	Audiovox Corp., Class A*	614
270	Bally Technologies, Inc.*	11,181
308	Beazer Homes USA, Inc.*	1,281
118	bebe stores, inc.	995
442	Belo Corp., Class A	2,975
65	Benihana, Inc., Class A*	299
107	Big 5 Sporting Goods Corp.	1,635
97	BJ’s Restaurants, Inc.*	2,076
63	Blue Nile, Inc.*	3,228
71	Bluegreen Corp.*	185
29	Blyth, Inc.	836
152	Bob Evans Farms, Inc.	4,334
35	Books-A-Million, Inc.	220
242	Borders Group, Inc.*	344
69	Bridgepoint Education, Inc.*	1,165
47	Brookfield Homes Corp.*	358
206	Brown Shoe Co., Inc.	2,849
437	Brunswick Corp.	5,043
126	Buckle, Inc. (The)	3,688
89	Buffalo Wild Wings, Inc.*	3,912
83	Build-A-Bear Workshop, Inc.*	502
198	Cabela’s, Inc.*	3,061
96	California Pizza Kitchen, Inc.*	1,492
319	Callaway Golf Co.	2,530
72	Capella Education Co.*	5,981
34	Caribou Coffee Co., Inc.*	241
54	Carmike Cinemas, Inc.*	491
56	Carrols Restaurant Group, Inc.*	356
281	Carter’s, Inc.*	8,053
137	Cato Corp. (The), Class A	2,685
32	Cavco Industries, Inc.*	1,121
114	CEC Entertainment, Inc.*	3,996
572	Charming Shoppes, Inc.*	3,403
298	Cheesecake Factory, Inc. (The)*	7,048
38	Cherokee, Inc.	650
109	Children’s Place Retail Stores, Inc. (The)*	4,165
21	China Automotive Systems, Inc.*	424
168	ChinaCast Education Corp.*	1,210
178	Christopher & Banks Corp.	1,235
47	Churchill Downs, Inc.	1,672
160	Cinemark Holdings, Inc.	2,578
73	Citi Trends, Inc.*	2,171
242	CKE Restaurants, Inc.	2,752
288	CKX, Inc.*	1,201
150	Coinstar, Inc.*	4,452
283	Coldwater Creek, Inc.*	1,469
317	Collective Brands, Inc.*	7,164
57	Columbia Sportswear Co.	2,613
49	Conn’s, Inc.*	220
292	Cooper Tire & Rubber Co.	5,122
48	Core-Mark Holding Co., Inc.*	1,538
397	Corinthian Colleges, Inc.*	6,439
25	CPI Corp.	314
112	Cracker Barrel Old Country Store, Inc.	4,892
415	CROCS, Inc.*	2,926
54	Crown Media Holdings, Inc., Class A*	90
37	CSS Industries, Inc.	625
690	Dana Holding Corp.*	7,845
65	Deckers Outdoor Corp.*	7,813
476	Denny’s Corp.*	1,309
23	Destination Maternity Corp.*	520
254	Dillard’s, Inc., Class A	4,285
87	DineEquity, Inc.*	2,553
148	Dolan Media Co.*	1,542
182	Domino’s Pizza, Inc.*	2,273
56	Dorman Products, Inc.*	1,011
70	Dover Downs Gaming & Entertainment, Inc.	258
280	Dress Barn, Inc.*	6,961
91	Drew Industries, Inc.*	2,108
430	Drugstore.com, Inc.*	1,423
60	DSW, Inc., Class A*	1,616
142	E.W. Scripps Co. (The), Class A*	1,082
1,329	Eastman Kodak Co.*	7,894
24	Einstein Noah Restaurant Group, Inc.*	263
122	Ethan Allen Interiors, Inc.	1,947
249	Exide Technologies*	1,432
72	FGX International Holdings Ltd.*	1,421
209	Finish Line (The), Class A	2,527
29	Fisher Communications, Inc.*	412
232	Fossil, Inc.*	8,410
198	Fred’s, Inc., Class A	2,049
11	Frisch’s Restaurants, Inc.	268
68	Fuel Systems Solutions, Inc.*	1,897
61	Fuqi International, Inc.*	1,125
206	Furniture Brands International, Inc.*	1,129
72	G-III Apparel Group Ltd.*	1,510
80	Gaiam, Inc., Class A*	558
196	Gaylord Entertainment Co.*	4,412
112	Genesco, Inc.*	2,680
80	Global Sources Ltd.*	501
78	Grand Canyon Education, Inc.*	1,696
138	Great Wolf Resorts, Inc.*	342
119	Group 1 Automotive, Inc.*	3,305
145	Gymboree Corp.*	6,307
187	Harte-Hanks, Inc.	2,223
88	Haverty Furniture Cos., Inc.	1,169
27	Hawk Corp., Class A*	537
148	Helen of Troy Ltd.*	3,577
63	hhgregg, Inc.*	1,315
142	Hibbett Sports, Inc.*	3,267
53	Hooker Furniture Corp.	693
218	HOT Topic, Inc.*	1,410
257	Hovnanian Enterprises, Inc., Class A*	1,000
197	HSN, Inc.*	4,267
353	Iconix Brand Group, Inc.*	4,600
196	Interval Leisure Group, Inc.*	2,815
96	iRobot Corp.*	1,554
77	Isle of Capri Casinos, Inc.*	576
249	J. Crew Group, Inc.*	10,478

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
283	Jack in the Box, Inc.*	$5,977
143	Jackson Hewitt Tax Service, Inc.*	349
138	Jakks Pacific, Inc.*	1,704
131	Jo-Ann Stores, Inc.*	4,958
423	Jones Apparel Group, Inc.	7,132
91	JoS. A. Bank Clothiers, Inc.*	4,070
203	Journal Communications, Inc., Class A*	759
117	K12, Inc.*	2,355
38	Kenneth Cole Productions, Inc., Class A*	445
61	Kirkland’s, Inc.*	1,010
147	Knology, Inc.*	1,683
290	Krispy Kreme Doughnuts, Inc.*	1,018
130	K-Swiss, Inc., Class A*	1,214
93	Lakes Entertainment, Inc.*	205
36	Landry’s Restaurants, Inc.*	734
255	La-Z-Boy, Inc.*	3,216
168	Leapfrog Enterprises, Inc.*	916
37	Learning Tree International, Inc.*	466
200	Life Time Fitness, Inc.*	5,072
133	LIN TV Corp., Class A*	680
48	Lincoln Educational Services Corp.*	1,070
102	Lithia Motors, Inc., Class A*	651
689	Live Nation Entertainment, Inc.*	8,950
471	Liz Claiborne, Inc.*	3,255
100	LodgeNet Interactive Corp.*	624
100	Luby’s, Inc.*	343
201	Lululemon Athletica, Inc.*	5,759
72	Lumber Liquidators Holdings, Inc.*	1,597
91	M/I Homes, Inc.*	1,169
57	Mac-Gray Corp.	571
93	Maidenform Brands, Inc.*	1,601
99	Marcus Corp.	1,209
49	Marine Products Corp.*	330
131	Martha Stewart Living Omnimedia, Class A*	701
151	Matthews International Corp., Class A	5,062
74	McCormick & Schmick’s Seafood Restaurants, Inc.*	588
195	Mediacom Communications Corp., Class A*	905
258	Men’s Wearhouse, Inc. (The)	5,511
155	Meritage Homes Corp.*	3,315
69	Midas, Inc.*	626
232	Modine Manufacturing Co.*	2,181
44	Monarch Casino & Resort, Inc.*	340
83	Monro Muffler Brake, Inc.	2,893
108	Morgans Hotel Group Co.*	458
80	Movado Group, Inc.*	1,024
132	Multimedia Games, Inc.*	603
209	National CineMedia, Inc.	3,363
24	National Presto Industries, Inc.*	3,028
124	New York & Co., Inc.*	460
41	NIVS IntelliMedia Technology Group, Inc.*	133
20	Nobel Learning Communities, Inc.*	161
152	NutriSystem, Inc.	2,941
86	O’Charleys, Inc.*	696
378	OfficeMax, Inc.*	6,037
180	Orbitz Worldwide, Inc.*	1,071
448	Orient-Express Hotels Ltd., Class A*	5,121
72	Outdoor Channel Holdings, Inc.*	411
78	Overstock.com, Inc.*	960
62	Oxford Industries, Inc.	1,207
117	P.F. Chang’s China Bistro, Inc.*	4,965
326	Pacific Sunwear of California*	1,460
108	Papa John’s International, Inc.*	2,636
56	Peet’s Coffee & Tea, Inc.*	2,036
241	PEP Boys-Manny Moe & Jack	2,289
46	Perry Ellis International, Inc.*	900
116	PetMed Express, Inc.	2,247
571	Pier 1 Imports, Inc.*	3,489
298	Pinnacle Entertainment, Inc.*	2,155
106	Playboy Enterprises, Inc., Class B*	347
152	Polaris Industries, Inc.	6,952
240	Pool Corp.	4,795
34	Pre-Paid Legal Services, Inc.*	1,416
83	PRIMEDIA, Inc.	307
72	Princeton Review, Inc.*	274
635	Quiksilver, Inc.*	1,632
323	Raser Technologies, Inc.*	342
106	RC2 Corp.*	1,496
181	RCN Corp.*	1,987
86	Reading International, Inc., Class A*	363
66	Red Lion Hotels Corp.*	417
77	Red Robin Gourmet Burgers, Inc.*	1,527
283	Regis Corp.	4,678
327	Rent-A-Center, Inc.*	7,272
47	Rentrak Corp.*	861
123	Retail Ventures, Inc.*	1,100
36	Rex Stores Corp.*	652
322	Ruby Tuesday, Inc.*	2,605
34	Rue21, Inc.*	977
155	Ruth’s Hospitality Group, Inc.*	561
213	Ryland Group, Inc.	4,833
625	Saks, Inc.*	4,363
465	Sally Beauty Holdings, Inc.*	3,808
112	Scholastic Corp.	3,293
224	Sealy Corp.*	775
44	Shoe Carnival, Inc.*	802
266	Shuffle Master, Inc.*	2,187
103	Shutterfly, Inc.*	1,977
212	Sinclair Broadcast Group, Inc., Class A*	1,064
164	Skechers U.S.A., Inc., Class A*	5,040
34	Skyline Corp.	580
295	Smith & Wesson Holding Corp.*	1,260
152	Sonic Automotive, Inc., Class A*	1,566
301	Sonic Corp.*	2,555
332	Sotheby’s	8,068
161	Spartan Motors, Inc.	903
65	Speedway Motorsports, Inc.	1,136
46	Sport Supply Group, Inc.	561
188	Stage Stores, Inc.	2,500
54	Stamps.com, Inc.*	489
90	Standard Motor Products, Inc.	730
500	Standard Pacific Corp.*	2,110
51	Stanley Furniture Co., Inc.*	428
6	Steak n Shake Co. (The)*	2,052
127	Stein Mart, Inc.*	1,038
72	Steiner Leisure Ltd.*	3,094
33	Steinway Musical Instruments, Inc.*	579
77	Steven Madden Ltd.*	3,235
398	Stewart Enterprises, Inc., Class A	1,950
75	Stoneridge, Inc.*	625
94	Sturm Ruger & Co., Inc.	1,105
115	Superior Industries International, Inc.	1,662
33	Syms Corp.*	328
51	Systemax, Inc.	831
120	Talbots, Inc.*	1,301
371	Tempur-Pedic International, Inc.*	10,536
294	Tenneco, Inc.*	5,927

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
248	Texas Roadhouse, Inc.*	$3,331
216	Timberland Co. (The), Class A*	3,994
96	Town Sports International Holdings, Inc.*	249
178	Tractor Supply Co.*	9,740
126	True Religion Apparel, Inc.*	3,095
149	Tuesday Morning Corp.*	851
310	Tupperware Brands Corp.	14,486
49	U.S. Auto Parts Network, Inc.*	305
137	Ulta Salon Cosmetics & Fragrance, Inc.*	2,511
164	Under Armour, Inc., Class A*	4,274
221	Unifi, Inc.*	833
70	Unifirst Corp.	3,679
67	Universal Electronics, Inc.*	1,514
98	Universal Technical Institute, Inc.*	2,475
60	Universal Travel Group*	593
146	Vail Resorts, Inc.*	5,257
238	Valassis Communications, Inc.*	6,098
7	Value Line, Inc.	186
54	Vitacost.com, Inc.*	605
45	Vitamin Shoppe, Inc.*	894
93	Volcom, Inc.*	1,501
227	Warnaco Group, Inc. (The)*	9,475
71	West Marine, Inc.*	670
480	Wet Seal, Inc. (The), Class A*	1,925
35	Weyco Group, Inc.	806
144	Winnebago Industries*	1,682
244	Wolverine World Wide, Inc.	6,727
89	Wonder Auto Technology, Inc.*	882
108	World Wrestling Entertainment, Inc., Class A	1,841
149	Youbet.com, Inc.*	402
118	Zale Corp.*	280
100	Zumiez, Inc.*	1,434
		676,711
	Consumer Staples - 1.1%

137	AgFeed Industries, Inc.*	604
18	Alico, Inc.	467
441	Alliance One International, Inc.*	2,262
48	American Dairy, Inc.*	1,044
104	American Italian Pasta Co., Class A*	4,035
306	American Oriental Bioengineering, Inc.*	1,270
90	Andersons, Inc. (The)	2,907
6	Arden Group, Inc., Class A	609
145	B&G Foods, Inc., Class A	1,350
328	Bare Escentuals, Inc.*	5,963
44	Boston Beer Co., Inc., Class A*	2,082
52	Calavo Growers, Inc.	920
67	Cal-Maine Foods, Inc.	2,148
252	Casey’s General Stores, Inc.	7,663
292	Central Garden and Pet Co., Class A*	2,789
52	China Sky One Medical, Inc.*	808
47	China-Biotics, Inc.*	796
221	Chiquita Brands International, Inc.*	3,218
21	Coca-Cola Bottling Co. Consolidated	1,169
407	Darling International, Inc.*	3,280
82	Diamond Foods, Inc.	2,858
15	Diedrich Coffee, Inc.*	519
177	Dole Food Co., Inc.*	2,076
120	Elizabeth Arden, Inc.*	2,162
33	Farmer Bros Co.	594
79	Female Health Co. (The)	446
203	Fresh Del Monte Produce, Inc.*	3,940
167	Great Atlantic & Pacific Tea Co.*	1,214
16	Griffin Land & Nurseries, Inc.	460
202	Hain Celestial Group, Inc. (The)*	3,206
45	Harbinger Group, Inc.*	331
440	Heckmann Corp.*	2,631
53	HQ Sustainable Maritime Industries, Inc.*	390
60	Imperial Sugar Co.	898
63	Ingles Markets, Inc., Class A	888
70	Inter Parfums, Inc.	951
70	J&J Snack Foods Corp.	2,990
95	Lancaster Colony Corp.	5,466
138	Lance, Inc.	2,993
24	Lifeway Foods, Inc.*	281
78	Mannatech, Inc.	275
64	Medifast, Inc.*	1,353
64	Nash Finch Co.	2,257
54	National Beverage Corp.	616
245	Nu Skin Enterprises, Inc., Class A	6,546
54	Nutraceutical International Corp.*	694
25	Oil-Dri Corp. of America	405
93	Omega Protein Corp.*	397
27	Orchids Paper Products Co.*	438
78	Overhill Farms, Inc.*	441
111	Pantry, Inc. (The)*	1,454
168	Prestige Brands Holdings, Inc.*	1,349
79	Pricesmart, Inc.	1,680
96	Revlon, Inc., Class A*	1,439
213	Ruddick Corp.	6,241
101	Sanderson Farms, Inc.	4,945
56	Schiff Nutrition International, Inc.	438
46	Seneca Foods Corp., Class A*	1,203
310	Smart Balance, Inc.*	1,553
110	Spartan Stores, Inc.	1,542
398	Star Scientific, Inc.*	378
38	Susser Holdings Corp.*	319
89	Synutra International, Inc.*	1,455
120	Tootsie Roll Industries, Inc.	3,265
156	TreeHouse Foods, Inc.*	6,713
213	United Natural Foods, Inc.*	6,256
124	Universal Corp.	6,578
31	USANA Health Sciences, Inc.*	858
192	Vector Group Ltd.	2,771
31	Village Super Market, Inc., Class A	767
82	WD-40 Co.	2,568
55	Weis Markets, Inc.	1,920
270	Winn-Dixie Stores, Inc.*	2,954
119	Zhongpin, Inc.*	1,465
		154,211
	Energy - 1.7%

292	Allis-Chalmers Energy, Inc.*	1,104
40	Alon USA Energy, Inc.	280
45	Apco Oil and Gas International, Inc.	994
59	Approach Resources, Inc.*	490
189	Arena Resources, Inc.*	7,830
335	Atlas Energy, Inc.*	10,934
197	ATP Oil & Gas Corp.*	3,558
112	Basic Energy Services, Inc.*	1,058
250	Berry Petroleum Co., Class A	6,700
190	Bill Barrett Corp.*	6,443
43	Bolt Technology Corp.*	454
387	Boots & Coots, Inc.*	700
458	BPZ Resources, Inc.*	3,582
491	Brigham Exploration Co.*	8,062
178	Bristow Group, Inc.*	6,445
117	Bronco Drilling Co., Inc.*	566
222	Cal Dive International, Inc.*	1,565

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
96	CARBO Ceramics, Inc.	$5,859
138	Carrizo Oil & Gas, Inc.*	3,302
279	Cheniere Energy, Inc.*	831
29	Clayton Williams Energy, Inc.*	1,081
177	Clean Energy Fuels Corp.*	3,193
152	Cloud Peak Energy, Inc.*	2,312
289	Complete Production Services, Inc.*	4,034
60	Contango Oil & Gas Co.*	3,094
35	CREDO Petroleum Corp.*	303
200	Crosstex Energy, Inc.*	1,546
134	Cubic Energy, Inc.*	161
114	CVR Energy, Inc.*	937
39	Dawson Geophysical Co.*	1,114
63	Delek U.S. Holdings, Inc.	458
881	Delta Petroleum Corp.*	1,233
246	DHT Holdings, Inc.	866
144	Dril-Quip, Inc.*	7,880
564	Endeavour International Corp.*	694
92	ENGlobal Corp.*	264
646	Evergreen Energy, Inc.*	198
210	FX Energy, Inc.*	687
242	General Maritime Corp.	1,750
41	Geokinetics, Inc.*	347
44	Georesources, Inc.*	590
494	Global Industries Ltd.*	3,335
155	GMX Resources, Inc.*	1,426
160	Golar LNG Ltd.*	1,792
121	Goodrich Petroleum Corp.*	2,332
1,009	Gran Tierra Energy, Inc.*	5,539
46	Green Plains Renewable Energy, Inc.*	780
61	Gulf Island Fabrication, Inc.	1,217
113	GulfMark Offshore, Inc., Class A*	2,780
130	Gulfport Energy Corp.*	1,183
163	Harvest Natural Resources, Inc.*	870
568	Hercules Offshore, Inc.*	2,079
114	Hornbeck Offshore Services, Inc.*	2,152
521	International Coal Group, Inc.*	2,272
526	ION Geophysical Corp.*	2,409
5	Isramco, Inc.*	280
137	James River Coal Co.*	2,180
612	Key Energy Services, Inc.*	6,206
85	Knightsbridge Tankers Ltd.	1,310
74	Lufkin Industries, Inc.	5,406
130	Matrix Service Co.*	1,391
376	McMoRan Exploration Co.*	6,497
60	Natural Gas Services Group, Inc.*	919
439	Newpark Resources, Inc.*	2,270
232	Nordic American Tanker Shipping	6,742
177	Northern Oil and Gas, Inc.*	2,188
1,101	Oilsands Quest, Inc.*	749
20	OYO Geospace Corp.*	861
35	Panhandle Oil and Gas, Inc., Class A	951
575	Parker Drilling Co.*	2,950
366	Patriot Coal Corp.*	6,098
225	Penn Virginia Corp.	5,692
95	Petroleum Development Corp.*	2,233
254	Petroquest Energy, Inc.*	1,361
66	PHI, Inc. (Non-Voting)*	1,288
229	Pioneer Drilling Co.*	1,635
3	PrimeEnergy Corp.*	75
149	Rex Energy Corp.*	2,062
259	Rosetta Resources, Inc.*	4,851
139	RPC, Inc.	1,718
221	Ship Finance International Ltd.	3,514
206	Stone Energy Corp.*	3,512
336	Sulphco, Inc.*	128
89	Superior Well Services, Inc.*	1,592
185	Swift Energy Co.*	5,511
313	Syntroleum Corp.*	717
62	T-3 Energy Services, Inc.*	1,472
52	Teekay Tankers Ltd., Class A	531
373	Tetra Technologies, Inc.*	3,760
65	TGC Industries, Inc.*	268
106	Toreador Resources Corp.*	934
49	Union Drilling, Inc.*	327
258	Uranerz Energy Corp.*	480
279	Uranium Energy Corp.*	1,021
557	USEC, Inc.*	2,429
289	Vaalco Energy, Inc.*	1,234
386	Vantage Drilling Co.*	548
89	Venoco, Inc.*	1,022
168	W&T Offshore, Inc.	1,480
350	Warren Resources, Inc.*	819
202	Western Refining, Inc.*	877
51	Westmoreland Coal Co.*	566
196	Willbros Group, Inc.*	2,960
292	World Fuel Services Corp.	7,715
72	Zion Oil & Gas, Inc.*	448
		245,443
	Financials - 6.9%

74	1st Source Corp.	1,105
108	Abington Bancorp, Inc.	831
196	Acadia Realty Trust (REIT)	3,279
227	Advance America Cash Advance Centers, Inc.	1,423
35	Agree Realty Corp. (REIT)	772
10	Alexander’s, Inc. (REIT)*	2,920
20	Alliance Financial Corp./NY	537
885	Allied Capital Corp.*	3,682
1,424	Ambac Financial Group, Inc.*	1,011
259	American Campus Communities, Inc. (REIT)	7,159
80	American Capital Agency Corp. (REIT)	2,026
1,387	American Capital Ltd.*	5,964
288	American Equity Investment Life Holding Co.	2,534
30	American National Bankshares, Inc.	600
44	American Physicians Capital, Inc.	1,250
32	American Physicians Service Group, Inc.	751
13	American Realty Investors, Inc.*	123
43	American Safety Insurance Holdings Ltd.*	611
68	Ameris Bancorp	646
93	Amerisafe, Inc.*	1,601
32	Ames National Corp.	592
113	Amtrust Financial Services, Inc.	1,601
562	Anworth Mortgage Asset Corp. (REIT)	3,799
50	Apollo Commercial Real Estate Finance, Inc. (REIT)*	887
871	Apollo Investment Corp.	10,156
647	Ares Capital Corp.	8,456
153	Argo Group International Holdings Ltd.	4,258
46	Arrow Financial Corp.	1,164
137	Artio Global Investors, Inc.	3,340
261	Ashford Hospitality Trust, Inc. (REIT)*	1,430
74	Asset Acceptance Capital Corp.*	420

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
97	Associated Estates Realty Corp. (REIT)	$1,201
609	Assured Guaranty Ltd.	12,850
424	Astoria Financial Corp.	5,626
12	Auburn National Bancorp., Inc.	235
39	Avatar Holdings, Inc.*	629
40	Baldwin & Lyons, Inc., Class B	967
32	Bancfirst Corp.	1,277
136	Banco Latinoamericano de Comercio Exterior S.A.	1,922
18	Bancorp Rhode Island, Inc.	512
99	Bancorp, Inc. (The)/DE*	696
232	Bank Mutual Corp.	1,506
15	Bank of Kentucky Financial Corp.	291
26	Bank of Marin Bancorp	833
65	Bank of the Ozarks, Inc.	1,997
106	BankFinancial Corp.	1,018
93	Banner Corp.	252
18	Bar Harbor Bankshares	481
162	Beneficial Mutual Bancorp, Inc.*	1,521
68	Berkshire Hills Bancorp, Inc.	1,216
229	BGC Partners, Inc., Class A	1,136
486	BioMed Realty Trust, Inc. (REIT)	7,509
62	BlackRock Kelso Capital Corp.	573
336	Boston Private Financial Holdings, Inc.	2,302
31	Bridge Bancorp, Inc.	711
258	Broadpoint Gleacher Securities, Inc.*	1,035
292	Brookline Bancorp, Inc.	3,002
15	Brooklyn Federal Bancorp, Inc.	114
34	Bryn Mawr Bank Corp.	591
97	Calamos Asset Management, Inc., Class A	1,294
9	California First National Bancorp	114
38	Camden National Corp.	1,146
58	Cape Bancorp, Inc.*	422
59	Capital City Bank Group, Inc.	760
15	Capital Southwest Corp.	1,309
255	CapLease, Inc. (REIT)	1,122
343	Capstead Mortgage Corp. (REIT)	4,267
140	Cardinal Financial Corp.	1,359
66	Cardtronics, Inc.*	652
146	Cash America International, Inc.	5,596
388	Cathay General Bancorp	3,775
683	CBL & Associates Properties, Inc. (REIT)	8,121
193	Cedar Shopping Centers, Inc. (REIT)	1,272
61	Center Bancorp, Inc.	516
92	Centerstate Banks, Inc.	988
150	Central Pacific Financial Corp.*	195
17	Century Bancorp, Inc./MA, Class A	325
105	Chemical Financial Corp.	2,163
14	Cheviot Financial Corp.	116
32	Chicopee Bancorp, Inc.*	410
127	China Housing & Land Development, Inc.*	549
60	Citizens & Northern Corp.	669
20	Citizens Holding Co.	453
1,954	Citizens Republic Bancorp, Inc.*	1,378
165	Citizens, Inc./TX*	1,069
79	City Holding Co.	2,535
46	Clifton Savings Bancorp, Inc.	409
83	CNA Surety Corp.*	1,338
43	CNB Financial Corp./PA	703
145	CoBiz Financial, Inc.	857
149	Cogdell Spencer, Inc. (REIT)	1,006
85	Cohen & Steers, Inc.	1,850
328	Colonial Properties Trust (REIT)	3,867
71	Colony Financial, Inc. (REIT)	1,416
139	Columbia Banking System, Inc.	2,844
162	Community Bank System, Inc.	3,630
75	Community Trust Bancorp, Inc.	1,913
118	Compass Diversified Holdings	1,579
80	CompuCredit Holdings Corp.	277
1,246	Conseco, Inc.*	6,205
27	Consolidated-Tomoka Land Co.	858
365	Cousins Properties, Inc. (REIT)	2,624
106	Cowen Group, Inc., Class A*	577
103	Crawford & Co., Class B*	394
30	Credit Acceptance Corp.*	1,205
67	CreXus Investment Corp. (REIT)*	927
421	CVB Financial Corp.	3,915
82	Cypress Sharpridge Investments, Inc. (REIT)	1,085
108	Danvers Bancorp, Inc.	1,530
1,012	DCT Industrial Trust, Inc. (REIT)	4,979
229	Delphi Financial Group, Inc., Class A	4,885
1,014	Developers Diversified Realty Corp. (REIT)	10,759
11	Diamond Hill Investment Group, Inc.	702
615	DiamondRock Hospitality Co. (REIT)*	5,498
128	Dime Community Bancshares	1,554
119	Dollar Financial Corp.*	2,670
57	Donegal Group, Inc., Class A	838
29	Doral Financial Corp.*	91
80	Duff & Phelps Corp., Class A	1,334
131	DuPont Fabros Technology, Inc. (REIT)	2,568
56	Dynex Capital, Inc. (REIT)	494
7,801	E*Trade Financial Corp.*	12,560
75	Eagle Bancorp, Inc.*	878
546	East West Bancorp, Inc.	9,566
39	Eastern Insurance Holdings, Inc.	381
125	EastGroup Properties, Inc. (REIT)	4,487
281	Education Realty Trust, Inc. (REIT)	1,531
116	eHealth, Inc.*	1,937
24	EMC Insurance Group, Inc.	486
218	Employers Holdings, Inc.	2,873
67	Encore Capital Group, Inc.*	1,209
33	Enstar Group Ltd.*	2,079
27	Enterprise Bancorp, Inc./MA	318
56	Enterprise Financial Services Corp.	480
208	Entertainment Properties Trust (REIT)	7,950
63	Epoch Holding Corp.	639
125	Equity Lifestyle Properties, Inc. (REIT)	6,217
162	Equity One, Inc. (REIT)	2,992
46	ESB Financial Corp.	576
75	ESSA Bancorp, Inc.	877
72	Evercore Partners, Inc., Class A	2,168
428	Extra Space Storage, Inc. (REIT)	4,828
224	EZCORP, Inc., Class A*	4,420
32	Farmers Capital Bank Corp.	275
64	FBL Financial Group, Inc., Class A	1,300
90	FBR Capital Markets Corp.*	487
321	FelCor Lodging Trust, Inc. (REIT)*	1,210
193	Fifth Street Finance Corp.	2,187
54	Financial Institutions, Inc.	715
83	First Acceptance Corp.*	176
43	First Bancorp, Inc./ME	609
398	First BanCorp./Puerto Rico	844
73	First Bancorp/NC	1,031

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
238	First Busey Corp.	$895
28	First California Financial Group, Inc.*	83
114	First Cash Financial Services, Inc.*	2,419
421	First Commonwealth Financial Corp.	2,362
70	First Community Bancshares, Inc./VA	805
40	First Defiance Financial Corp.	394
286	First Financial Bancorp	5,308
103	First Financial Bankshares, Inc.	5,392
58	First Financial Corp./IN	1,524
79	First Financial Holdings, Inc.	945
90	First Financial Northwest, Inc.	589
20	First Financial Service Corp.	187
262	First Industrial Realty Trust, Inc. (REIT)*	1,449
306	First Marblehead Corp. (The)*	722
104	First Merchants Corp.	602
71	First Mercury Financial Corp.	1,010
365	First Midwest Bancorp, Inc./IL	4,960
27	First of Long Island Corp. (The)	678
149	First Potomac Realty Trust (REIT)	2,038
40	First South Bancorp, Inc./NC	429
409	FirstMerit Corp.	8,646
332	Flagstar Bancorp, Inc.*	214
194	Flagstone Reinsurance Holdings Ltd.	2,219
149	Flushing Financial Corp.	1,891
565	FNB Corp./PA	4,294
178	Forestar Group, Inc.*	3,158
27	Fox Chase Bancorp, Inc.*	250
35	FPIC Insurance Group, Inc.*	1,290
331	Franklin Street Properties Corp. (REIT)	4,293
35	GAMCO Investors, Inc., Class A	1,523
55	German American Bancorp, Inc.	871
87	Getty Realty Corp. (REIT)	1,922
321	GFI Group, Inc.	1,769
305	Glacier Bancorp, Inc.	4,422
104	Gladstone Capital Corp.	1,015
42	Gladstone Commercial Corp. (REIT)	587
109	Gladstone Investment Corp.	585
306	Glimcher Realty Trust (REIT)	1,316
83	Government Properties Income Trust (REIT)	1,955
211	Gramercy Capital Corp./NY (REIT)*	806
50	Great Southern Bancorp, Inc.	1,142
140	Greenlight Capital Re Ltd., Class A*	3,545
260	Guaranty Bancorp*	354
47	Hallmark Financial Services*	374
91	Hampton Roads Bankshares, Inc.	164
140	Hancock Holding Co.	5,645
65	Harleysville Group, Inc.	2,181
214	Harleysville National Corp.	1,415
153	Harris & Harris Group, Inc.*	695
179	Hatteras Financial Corp. (REIT)	4,649
294	Healthcare Realty Trust, Inc. (REIT)	6,142
65	Heartland Financial USA, Inc.	944
175	Hercules Technology Growth Capital, Inc.	1,722
45	Heritage Financial Corp./WA*	666
10	Heritage Financial Group	87
479	Hersha Hospitality Trust (REIT)	1,988
351	Highwoods Properties, Inc. (REIT)	10,197
196	Hilltop Holdings, Inc.*	2,344
44	Home Bancorp, Inc.*	536
87	Home Bancshares, Inc./AR	2,112
83	Home Federal Bancorp, Inc./ID	1,106
171	Home Properties, Inc. (REIT)	7,832
194	Horace Mann Educators Corp.	2,607
102	Iberiabank Corp.	5,825
32	Independence Holding Co.	279
104	Independent Bank Corp./MA	2,556
68	Infinity Property & Casualty Corp.	2,771
348	Inland Real Estate Corp. (REIT)	2,923
64	International Assets Holding Corp.*	999
258	International Bancshares Corp.	5,470
83	Invesco Mortgage Capital, Inc. (REIT)	1,884
233	Investors Bancorp, Inc.*	2,999
362	Investors Real Estate Trust (REIT)	3,236
494	iStar Financial, Inc. (REIT)*	1,912
72	JMP Group, Inc.	556
21	Kansas City Life Insurance Co.	615
50	Kayne Anderson Energy Development Co.	753
173	KBW, Inc.*	4,110
90	Kearny Financial Corp.	903
15	Kentucky First Federal Bancorp	183
20	K-Fed Bancorp	167
214	Kilroy Realty Corp. (REIT)	6,063
229	Kite Realty Group Trust (REIT)	941
461	Knight Capital Group, Inc., Class A*	7,441
91	Kohlberg Capital Corp.	411
274	LaBranche & Co., Inc.*	1,285
101	Lakeland Bancorp, Inc.	770
78	Lakeland Financial Corp.	1,374
315	LaSalle Hotel Properties (REIT)	6,114
37	Legacy Bancorp, Inc.	363
481	Lexington Realty Trust (REIT)	2,862
36	Life Partners Holdings, Inc.	741
115	LTC Properties, Inc. (REIT)	2,999
247	Maiden Holdings Ltd.	1,734
49	Main Street Capital Corp.	708
100	MainSource Financial Group, Inc.	639
157	MarketAxess Holdings, Inc.	2,349
229	Max Capital Group Ltd.	5,528
249	MB Financial, Inc.	5,067
324	MCG Capital Corp.*	1,659
285	Meadowbrook Insurance Group, Inc.	2,018
74	Medallion Financial Corp.	599
397	Medical Properties Trust, Inc. (REIT)	4,085
28	Mercer Insurance Group, Inc.	503
24	Merchants Bancshares, Inc.	511
48	Meridian Interstate Bancorp, Inc.*	480
48	Metro Bancorp, Inc.*	582
479	MF Global Holdings Ltd.*	3,315
1,389	MFA Financial, Inc. (REIT)	10,056
620	MGIC Investment Corp.*	4,749
140	Mid-America Apartment Communities, Inc. (REIT)	7,272
33	MidSouth Bancorp, Inc.	515
87	Mission West Properties, Inc. (REIT)	595
108	Monmouth Real Estate Investment Corp., Class A (REIT)	799
395	Montpelier Re Holdings Ltd.	7,007
107	MVC Capital, Inc.	1,334
164	Nara Bancorp, Inc.*	1,448
17	NASB Financial, Inc.	323
34	National Bankshares, Inc.	921
204	National Financial Partners Corp.*	2,344
129	National Health Investors, Inc. (REIT)	4,490
30	National Interstate Corp.	526
626	National Penn Bancshares, Inc.	4,313

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
396	National Retail Properties, Inc. (REIT)	$8,403
11	National Western Life Insurance Co., Class A	1,847
62	Navigators Group, Inc.*	2,348
170	NBT Bancorp, Inc.	3,611
95	Nelnet, Inc., Class A	1,493
529	NewAlliance Bancshares, Inc.	6,337
137	NewStar Financial, Inc.*	858
107	NGP Capital Resources Co.	881
29	Northeast Community Bancorp, Inc.	200
96	Northfield Bancorp, Inc.	1,345
31	Northrim BanCorp, Inc.	493
329	NorthStar Realty Finance Corp. (REIT)	1,405
191	Northwest Bancshares, Inc.	2,256
9	Norwood Financial Corp.	238
24	NYMAGIC, Inc.	381
65	OceanFirst Financial Corp.	664
283	Ocwen Financial Corp.*	3,059
20	Ohio Valley Banc Corp.	453
432	Old National Bancorp/IN	4,908
10	Old Point Financial Corp.	144
53	Old Second Bancorp, Inc.	360
408	Omega Healthcare Investors, Inc. (REIT)	7,740
47	Oppenheimer Holdings Inc., Class A	1,175
209	optionsXpress Holdings, Inc.	3,304
120	Oriental Financial Group, Inc.	1,325
50	Oritani Financial Corp.	792
25	Orrstown Financial Services, Inc.	880
231	Pacific Capital Bancorp N.A.	284
91	Pacific Continental Corp.	919
132	PacWest Bancorp	2,680
54	Park National Corp.	2,881
107	Parkway Properties, Inc./MD (REIT)	1,776
43	Peapack Gladstone Financial Corp.	542
126	PennantPark Investment Corp.	1,285
19	Penns Woods Bancorp, Inc.	615
191	Pennsylvania Real Estate Investment Trust (REIT)	1,920
73	PennyMac Mortgage Investment Trust (REIT)*	1,204
97	Penson Worldwide, Inc.*	913
52	Peoples Bancorp, Inc./OH	748
19	Peoples Financial Corp./MS	298
269	PHH Corp.*	4,979
573	Phoenix Cos, Inc. (The)*	1,358
112	Pico Holdings, Inc.*	3,812
163	Pinnacle Financial Partners, Inc.*	2,463
98	Piper Jaffray Cos.*	4,242
253	Platinum Underwriters Holdings Ltd.	9,460
160	PMA Capital Corp., Class A*	909
361	PMI Group, Inc. (The)*	1,011
14	Porter Bancorp, Inc.	153
84	Portfolio Recovery Associates, Inc.*	4,480
240	Post Properties, Inc. (REIT)	4,618
197	Potlatch Corp. (REIT)	6,505
107	PremierWest Bancorp*	55
103	Presidential Life Corp.	1,009
92	Primus Guaranty Ltd.*	378
262	PrivateBancorp, Inc.	3,406
164	ProAssurance Corp.*	8,744
312	Prospect Capital Corp.	3,625
228	Prosperity Bancshares, Inc.	9,537
296	Provident Financial Services, Inc.	3,244
171	Provident New York Bancorp	1,491
19	Prudential Bancorp, Inc. of Pennsylvania	187
89	PS Business Parks, Inc. (REIT)	4,361
38	Pzena Investment Management, Inc., Class A*	228
17	QC Holdings, Inc.	84
406	Radian Group, Inc.	3,987
369	RAIT Financial Trust (REIT)*	627
129	Ramco-Gershenson Properties Trust (REIT)	1,293
384	Redwood Trust, Inc. (REIT)	5,472
104	Renasant Corp.	1,587
46	Republic Bancorp, Inc./KY, Class A	776
36	Republic First Bancorp, Inc.*	150
61	Resource America, Inc., Class A	259
151	Resource Capital Corp. (REIT)	956
32	Rewards Network, Inc.	466
109	Riskmetrics Group, Inc.*	2,031
93	RLI Corp.	4,956
41	Rockville Financial, Inc.	436
41	Roma Financial Corp.	501
57	S Y Bancorp, Inc.	1,251
117	S&T Bancorp, Inc.	2,074
101	Safeguard Scientifics, Inc.*	1,186
66	Safety Insurance Group, Inc.	2,451
95	Sanders Morris Harris Group, Inc.	492
82	Sandy Spring Bancorp, Inc.	1,159
21	Santander BanCorp*	256
32	Saul Centers, Inc. (REIT)	1,142
63	SCBT Financial Corp.	2,291
107	SeaBright Insurance Holdings, Inc.*	1,125
262	Selective Insurance Group, Inc.	4,247
42	Shore Bancshares, Inc.	475
43	Sierra Bancorp	445
201	Signature Bank/NY*	7,483
83	Simmons First National Corp., Class A	2,204
73	Smithtown Bancorp, Inc.	312
1,067	South Financial Group, Inc. (The)	608
65	Southside Bancshares, Inc.	1,302
73	Southwest Bancorp, Inc./OK	571
136	Sovran Self Storage, Inc. (REIT)	4,315
230	Starwood Property Trust, Inc. (REIT)	4,303
71	State Auto Financial Corp.	1,302
72	State Bancorp, Inc./NY	522
112	StellarOne Corp.	1,325
90	Sterling Bancorp/NY	737
408	Sterling Bancshares, Inc./TX	1,926
260	Sterling Financial Corp./WA*	186
85	Stewart Information Services Corp.	1,195
149	Stifel Financial Corp.*	8,150
371	Strategic Hotels & Resorts, Inc. (REIT)*	1,002
48	Suffolk Bancorp	1,367
67	Sun Bancorp, Inc./NJ*	234
82	Sun Communities, Inc. (REIT)	1,580
486	Sunstone Hotel Investors, Inc. (REIT)*	4,345
427	Susquehanna Bancshares, Inc.	3,565
203	SVB Financial Group*	9,046
138	SWS Group, Inc.	1,663
199	Tanger Factory Outlet Centers (REIT)	8,292
54	Tejon Ranch Co.*	1,750
61	Territorial Bancorp, Inc.	1,207
176	Texas Capital Bancshares, Inc.*	2,966
103	Thomas Weisel Partners Group, Inc.*	415

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
132	TICC Capital Corp.	$795
45	Tompkins Financial Corp.	1,614
24	Tower Bancorp, Inc.	620
220	Tower Group, Inc.	5,009
104	TowneBank/VA	1,276
165	TradeStation Group, Inc.*	1,138
7	Transcontinental Realty Investors, Inc.*	86
32	Tree.com, Inc.*	272
52	Triangle Capital Corp.	684
69	Trico Bancshares	1,261
378	TrustCo Bank Corp NY	2,287
315	Trustmark Corp.	7,182
64	U.S. Global Investors, Inc., Class A	620
160	UMB Financial Corp.	6,130
46	UMH Properties, Inc. (REIT)	363
472	Umpqua Holdings Corp.	5,891
91	Union First Market Bankshares Corp.	1,138
182	United America Indemnity Ltd., Class A*	1,472
189	United Bankshares, Inc.	4,653
407	United Community Banks, Inc./GA*	1,689
81	United Financial Bancorp, Inc.	1,060
110	United Fire & Casualty Co.	1,870
30	United Security Bancshares, Inc./AL	432
55	Universal Health Realty Income Trust (REIT)	1,861
65	Universal Insurance Holdings, Inc.	393
81	Univest Corp. of Pennsylvania	1,407
101	Urstadt Biddle Properties, Inc., Class A (REIT)	1,593
394	U-Store-It Trust (REIT)	2,565
50	ViewPoint Financial Group	730
29	Virtus Investment Partners, Inc.*	592
114	Walter Investment Management Corp. (REIT)	1,651
76	Washington Banking Co.	910
289	Washington Real Estate Investment Trust (REIT)	8,052
69	Washington Trust Bancorp, Inc.	1,175
35	Waterstone Financial, Inc.*	85
338	Webster Financial Corp.	5,408
114	WesBanco, Inc.	1,727
77	West Bancorp., Inc.	398
145	Westamerica Bancorp.	7,958
227	Western Alliance Bancorp.*	1,308
155	Westfield Financial, Inc.	1,285
28	Westwood Holdings Group, Inc.	1,084
29	Wilber Corp.	193
95	Wilshire Bancorp, Inc.	893
74	Winthrop Realty Trust (REIT)	878
119	Wintrust Financial Corp.	4,051
80	World Acceptance Corp.*	3,343
35	WSFS Financial Corp.	1,074
80	Yadkin Valley Financial Corp.	305
185	Zenith National Insurance Corp.	7,047
		980,187
	Health Care - 4.7%

108	Abaxis, Inc.*	2,742
152	Abiomed, Inc.*	1,537
135	Accelrys, Inc.*	842
196	Accuray, Inc.*	1,327
188	Acorda Therapeutics, Inc.*	5,674
40	Acura Pharmaceuticals, Inc.*	196
230	Adolor Corp.*	352
86	Affymax, Inc.*	1,608
350	Affymetrix, Inc.*	2,558
68	AGA Medical Holdings, Inc.*	911
54	Air Methods Corp.*	1,437
279	Akorn, Inc.*	424
116	Albany Molecular Research, Inc.*	1,042
289	Align Technology, Inc.*	5,231
468	Alkermes, Inc.*	5,363
130	Alliance HealthCare Services, Inc.*	649
223	Allied Healthcare International, Inc.*	618
358	Allos Therapeutics, Inc.*	2,785
40	Almost Family, Inc.*	1,442
178	Alnylam Pharmaceuticals, Inc.*	3,101
163	Alphatec Holdings, Inc.*	836
104	AMAG Pharmaceuticals, Inc.*	3,972
136	Amedisys, Inc.*	7,840
41	America Service Group, Inc.	613
52	American Caresource Holdings, Inc.*	117
76	American Dental Partners, Inc.*	988
366	American Medical Systems Holdings, Inc.*	6,632
262	AMERIGROUP Corp.*	6,885
174	AMICAS, Inc.*	1,021
75	Amicus Therapeutics, Inc.*	248
162	AMN Healthcare Services, Inc.*	1,494
152	Amsurg Corp.*	3,140
63	Analogic Corp.	2,602
121	Angiodynamics, Inc.*	1,967
70	Ardea Biosciences, Inc.*	997
459	Arena Pharmaceuticals, Inc.*	1,395
539	Ariad Pharmaceuticals, Inc.*	1,369
205	Arqule, Inc.*	674
238	Array Biopharma, Inc.*	533
103	ARYx Therapeutics, Inc.*	127
50	Assisted Living Concepts, Inc., Class A*	1,383
166	athenahealth, Inc.*	6,115
7	Atrion Corp.	1,089
235	ATS Medical, Inc.*	620
229	Auxilium Pharmaceuticals, Inc.*	6,916
320	AVANIR Pharmaceuticals, Inc., Class A*	598
475	AVI BioPharma, Inc.*	684
121	BioCryst Pharmaceuticals, Inc.*	774
75	Biodel, Inc.*	299
50	BioDelivery Sciences International, Inc.*	189
68	BioMimetic Therapeutics, Inc.*	791
59	Bio-Reference Labs, Inc.*	2,337
192	BioScrip, Inc.*	1,419
18	Biospecifics Technologies Corp.*	521
160	BMP Sunstone Corp.*	864
84	Bovie Medical Corp.*	583
242	Bruker Corp.*	3,025
122	Cadence Pharmaceuticals, Inc.*	1,047
145	Cambrex Corp.*	547
62	Cantel Medical Corp.	1,212
112	Capital Senior Living Corp.*	517
51	Caraco Pharmaceutical Laboratories Ltd.*	219
99	Cardiac Science Corp.*	209
118	CardioNet, Inc.*	707
47	Cardiovascular Systems, Inc.*	255
226	Cardium Therapeutics, Inc.*	138
182	Catalyst Health Solutions, Inc.*	6,860
405	Celera Corp.*	2,426
2,846	Cell Therapeutics, Inc.*	1,907
124	Celldex Therapeutics, Inc.*	637

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
239	Centene Corp.*	$4,271
287	Cepheid, Inc.*	4,334
130	Chelsea Therapeutics International, Inc.*	352
112	Chemed Corp.	5,999
66	Chindex International, Inc.*	742
148	Clarient, Inc.*	315
66	Clinical Data, Inc.*	1,200
48	Computer Programs & Systems, Inc.	1,725
151	Conceptus, Inc.*	2,964
144	Conmed Corp.*	3,151
145	Continucare Corp.*	605
32	Cornerstone Therapeutics, Inc.*	162
35	Corvel Corp.*	1,127
152	Cross Country Healthcare, Inc.*	1,494
140	CryoLife, Inc.*	987
286	Cubist Pharmaceuticals, Inc.*	6,017
40	Cumberland Pharmaceuticals, Inc.*	444
366	Curis, Inc.*	1,047
66	Cutera, Inc.*	620
135	Cyberonics, Inc.*	2,410
48	Cynosure, Inc., Class A*	475
189	Cypress Bioscience, Inc.*	990
217	Cytokinetics, Inc.*	660
145	Cytori Therapeutics, Inc.*	1,008
160	Delcath Systems, Inc.*	851
254	Depomed, Inc.*	696
245	DexCom, Inc.*	2,215
88	Dionex Corp.*	6,010
626	Discovery Laboratories, Inc.*	313
430	Durect Corp.*	1,028
356	Dyax Corp.*	1,246
278	Eclipsys Corp.*	5,174
110	Electro-Optical Sciences, Inc.*	1,074
144	Emergency Medical Services Corp., Class A*	7,497
81	Emergent Biosolutions, Inc.*	1,187
98	Emeritus Corp.*	1,719
239	Endologix, Inc.*	863
54	Ensign Group, Inc. (The)	900
112	EnteroMedics, Inc.*	59
163	Enzo Biochem, Inc.*	852
224	Enzon Pharmaceuticals, Inc.*	2,081
211	eResearchTechnology, Inc.*	1,277
369	ev3, Inc.*	5,369
40	Exactech, Inc.*	776
527	Exelixis, Inc.*	3,410
122	Facet Biotech Corp.*	2,000
70	Genomic Health, Inc.*	1,253
83	Genoptix, Inc.*	2,703
143	Gentiva Health Services, Inc.*	3,963
441	Geron Corp.*	2,448
115	Greatbatch, Inc.*	2,245
95	GTx, Inc.*	380
127	Haemonetics Corp.*	6,793
335	Halozyme Therapeutics, Inc.*	1,832
125	Hanger Orthopedic Group, Inc.*	2,331
126	Hansen Medical, Inc.*	289
122	Harvard Bioscience, Inc.*	426
118	Health Grades, Inc.*	631
462	HealthSouth Corp.*	7,993
243	Healthspring, Inc.*	4,474
167	Healthways, Inc.*	2,508
30	HeartWare International, Inc.*	1,156
612	Hemispherx Biopharma, Inc.*	416
43	Hi-Tech Pharmacal Co., Inc.*	925
128	HMS Holdings Corp.*	5,893
57	Home Diagnostics, Inc.*	657
906	Human Genome Sciences, Inc.*	25,504
63	ICU Medical, Inc.*	2,165
154	Idenix Pharmaceuticals, Inc.*	419
107	Idera Pharmaceuticals, Inc.*	513
349	Immucor, Inc.*	6,746
283	Immunogen, Inc.*	1,871
323	Immunomedics, Inc.*	1,224
301	Impax Laboratories, Inc.*	4,638
431	Incyte Corp.*	4,594
89	Infinity Pharmaceuticals, Inc.*	544
619	Insmed, Inc.*	644
304	Inspire Pharmaceuticals, Inc.*	1,879
174	Insulet Corp.*	2,558
93	Integra LifeSciences Holdings Corp.*	3,701
220	InterMune, Inc.*	3,023
143	Invacare Corp.	3,901
166	inVentiv Health, Inc.*	2,437
80	IPC The Hospitalist Co., Inc.*	2,645
89	IRIS International, Inc.*	1,021
461	Isis Pharmaceuticals, Inc.*	4,075
165	ISTA Pharmaceuticals, Inc.*	579
262	Javelin Pharmaceuticals, Inc.*	383
74	Kendle International, Inc.*	1,260
41	Kensey Nash Corp.*	905
193	Kindred Healthcare, Inc.*	3,362
185	KV Pharmaceutical Co., Class A*	585
46	Landauer, Inc.	2,795
50	Lannett Co., Inc.*	233
82	LCA-Vision, Inc.*	652
515	Lexicon Pharmaceuticals, Inc.*	922
75	LHC Group, Inc.*	2,257
561	Ligand Pharmaceuticals, Inc., Class B*	987
205	Luminex Corp.*	3,003
175	Magellan Health Services, Inc.*	7,336
86	MAKO Surgical Corp.*	1,138
286	MannKind Corp.*	2,857
45	MAP Pharmaceuticals, Inc.*	617
164	Martek Biosciences Corp.*	3,252
251	Masimo Corp.*	6,950
47	Matrixx Initiatives, Inc.*	214
125	Maxygen, Inc.*	670
195	MedAssets, Inc.*	4,222
77	Medcath Corp.*	521
70	Medical Action Industries, Inc.*	878
261	Medicines Co. (The)*	2,010
292	Medicis Pharmaceutical Corp., Class A	6,570
36	Medidata Solutions, Inc.*	555
142	Medivation, Inc.*	5,113
45	MedQuist, Inc.	354
170	Merge Healthcare, Inc.*	364
201	Meridian Bioscience, Inc.	4,454
138	Merit Medical Systems, Inc.*	2,031
111	Metabolix, Inc.*	1,059
182	Metropolitan Health Networks, Inc.*	446
284	Micromet, Inc.*	2,113
78	Micrus Endovascular Corp.*	1,578
180	MiddleBrook Pharmaceuticals, Inc.*	79
84	Molecular Insight Pharmaceuticals, Inc.*	106
66	Molina Healthcare, Inc.*	1,411
194	Momenta Pharmaceuticals, Inc.*	2,840
53	MWI Veterinary Supply, Inc.*	2,184
118	Myriad Pharmaceuticals, Inc.*	568
255	Nabi Biopharmaceuticals*	1,334

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
63	Nanosphere, Inc.*	$223
40	National Healthcare Corp.	1,472
8	National Research Corp.	160
139	Natus Medical, Inc.*	1,874
459	Nektar Therapeutics*	5,687
98	Neogen Corp.*	2,375
193	Neurocrine Biosciences, Inc.*	506
51	NeurogesX, Inc.*	381
93	Nighthawk Radiology Holdings, Inc.*	276
99	NovaMed, Inc.*	375
355	Novavax, Inc.*	770
235	NPS Pharmaceuticals, Inc.*	785
181	NuVasive, Inc.*	7,231
114	NxStage Medical, Inc.*	1,214
86	Obagi Medical Products, Inc.*	880
163	Odyssey HealthCare, Inc.*	2,857
34	Omeros Corp.*	191
156	Omnicell, Inc.*	2,111
22	OncoGenex Pharmaceutical, Inc.*	366
306	Onyx Pharmaceuticals, Inc.*	8,495
217	Opko Health, Inc.*	436
142	Optimer Pharmaceuticals, Inc.*	1,697
227	OraSure Technologies, Inc.*	1,248
132	Orexigen Therapeutics, Inc.*	829
85	Orthofix International N.V.*	2,898
328	Orthovita, Inc.*	1,260
83	Osiris Therapeutics, Inc.*	683
206	Owens & Minor, Inc.	9,198
183	OXiGENE, Inc.*	221
172	Pain Therapeutics, Inc.*	1,041
89	Palomar Medical Technologies, Inc.*	804
172	Par Pharmaceutical Cos., Inc.*	4,305
285	Parexel International Corp.*	5,743
592	PDL BioPharma, Inc.	4,144
104	Pharmasset, Inc.*	2,206
151	PharMerica Corp.*	2,590
214	Phase Forward, Inc.*	2,553
138	Poniard Pharmaceuticals, Inc.*	215
130	Pozen, Inc.*	781
132	Progenics Pharmaceuticals, Inc.*	574
171	Protalix BioTherapeutics, Inc.*	1,156
52	Providence Service Corp. (The)*	630
294	PSS World Medical, Inc.*	6,200
279	Psychiatric Solutions, Inc.*	5,985
117	Quality Systems, Inc.	6,697
284	Questcor Pharmaceuticals, Inc.*	1,329
128	Quidel Corp.*	1,672
145	RadNet, Inc.*	309
312	Regeneron Pharmaceuticals, Inc.*	7,631
122	RehabCare Group, Inc.*	3,396
152	Repligen Corp.*	512
79	Repros Therapeutics, Inc.*	61
125	Res-Care, Inc.*	1,140
247	Rigel Pharmaceuticals, Inc.*	1,865
50	Rochester Medical Corp.*	646
85	Rockwell Medical Technologies, Inc.*	507
269	RTI Biologics, Inc.*	1,009
275	Salix Pharmaceuticals Ltd.*	7,854
219	Sangamo Biosciences, Inc.*	1,097
257	Santarus, Inc.*	1,082
330	Savient Pharmaceuticals, Inc.*	4,448
177	Sciclone Pharmaceuticals, Inc.*	582
412	Seattle Genetics, Inc.*	4,202
167	Select Medical Holdings Corp.*	1,368
303	Sequenom, Inc.*	1,960
151	SIGA Technologies, Inc.*	998
84	Sirona Dental Systems, Inc.*	3,015
96	Skilled Healthcare Group, Inc., Class A*	621
60	Somanetics Corp.*	1,012
85	SonoSite, Inc.*	2,518
159	Spectranetics Corp.*	1,056
214	Spectrum Pharmaceuticals, Inc.*	976
586	StemCells, Inc.*	686
153	Stereotaxis, Inc.*	727
290	STERIS Corp.	9,167
53	Sucampo Pharmaceuticals, Inc., Class A*	183
216	Sun Healthcare Group, Inc.*	1,920
224	Sunrise Senior Living, Inc.*	880
293	SuperGen, Inc.*	809
76	SurModics, Inc.*	1,464
177	Symmetry Medical, Inc.*	1,522
57	Synovis Life Technologies, Inc.*	798
81	Synta Pharmaceuticals Corp.*	317
264	Theravance, Inc.*	2,875
280	Thoratec Corp.*	8,078
228	TomoTherapy, Inc.*	755
65	TranS1, Inc.*	203
38	Transcend Services, Inc.*	741
102	Triple-S Management Corp., Class B*	1,768
58	U.S. Physical Therapy, Inc.*	951
134	Universal American Corp.*	1,931
16	Utah Medical Products, Inc.	436
132	Vanda Pharmaceuticals, Inc.*	1,356
143	Varian, Inc.*	7,390
80	Vascular Solutions, Inc.*	722
211	Vical, Inc.*	692
384	Viropharma, Inc.*	4,785
31	Virtual Radiologic Corp.*	310
71	Vital Images, Inc.*	1,125
398	Vivus, Inc.*	3,343
239	Volcano Corp.*	4,921
209	WellCare Health Plans, Inc.*	5,580
162	West Pharmaceutical Services, Inc.	6,310
188	Wright Medical Group, Inc.*	3,168
148	XenoPort, Inc.*	1,184
27	Young Innovations, Inc.	724
104	Zoll Medical Corp.*	2,696
229	Zymogenetics, Inc.*	1,223
		659,967
	Industrials - 5.1%

88	3D Systems Corp.*	1,246
109	A. O. Smith Corp.	4,938
62	AAON, Inc.	1,304
192	AAR Corp.*	4,355
228	ABM Industries, Inc.	4,669
158	Acacia Research - Acacia Technologies*	1,567
270	ACCO Brands Corp.*	1,936
123	Aceto Corp.	643
335	Actuant Corp., Class A	6,067
213	Acuity Brands, Inc.	8,303
104	Administaff, Inc.	1,874
275	Advanced Battery Technologies, Inc.*	1,070
77	Advisory Board Co. (The)*	2,446
66	Aerovironment, Inc.*	1,600
275	Air Transport Services Group, Inc.*	698
232	Aircastle Ltd.	2,257

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
667	AirTran Holdings, Inc.*	$3,215
37	Alamo Group, Inc.	659
180	Alaska Air Group, Inc.*	6,300
134	Albany International Corp., Class A	2,589
76	Allegiant Travel Co.*	3,963
132	Altra Holdings, Inc.*	1,525
44	Amerco, Inc.*	2,307
45	American Commercial Lines, Inc.*	1,046
46	American Railcar Industries, Inc.	435
180	American Reprographics Co.*	1,289
45	American Science & Engineering, Inc.	3,344
215	American Superconductor Corp.*	6,020
51	American Woodmark Corp.	959
46	Ameron International Corp.	3,168
42	Ampco-Pittsburgh Corp.	1,082
6	Amrep Corp.*	80
126	APAC Customer Services, Inc.*	653
138	Apogee Enterprises, Inc.	1,972
209	Applied Industrial Technologies, Inc.	4,711
64	Applied Signal Technology, Inc.	1,182
37	Argan, Inc.*	577
67	Argon ST, Inc.*	1,648
125	Arkansas Best Corp.	3,280
94	Ascent Solar Technologies, Inc.*	377
90	Astec Industries, Inc.*	2,186
46	Astronics Corp.*	403
98	ATC Technology Corp.*	2,196
103	Atlas Air Worldwide Holdings, Inc.*	4,643
504	Avis Budget Group, Inc.*	5,302
60	AZZ, Inc.	1,885
73	Badger Meter, Inc.	2,623
231	Baldor Electric Co.	7,258
231	Barnes Group, Inc.	3,710
38	Barrett Business Services, Inc.	462
223	Beacon Roofing Supply, Inc.*	3,880
231	Belden, Inc.	4,893
190	Blount International, Inc.*	2,096
57	BlueLinx Holdings, Inc.*	198
190	Bowne & Co., Inc.	2,115
237	Brady Corp., Class A	6,641
247	Briggs & Stratton Corp.	4,325
172	Broadwind Energy, Inc.*	851
210	Builders FirstSource, Inc.*	630
48	CAI International, Inc.*	474
45	Cascade Corp.	1,243
217	CBIZ, Inc.*	1,352
60	CDI Corp.	857
109	Celadon Group, Inc.*	1,332
265	Cenveo, Inc.*	1,977
128	Ceradyne, Inc.*	2,885
141	Chart Industries, Inc.*	2,871
30	Chase Corp.	360
206	China BAK Battery, Inc.*	466
69	China Fire & Security Group, Inc.*	971
84	CIRCOR International, Inc.	2,596
252	CLARCOR, Inc.	8,253
106	Clean Harbors, Inc.*	6,025
117	Colfax Corp.*	1,326
94	Columbus McKinnon Corp.*	1,353
192	Comfort Systems USA, Inc.	2,250
73	COMSYS IT Partners, Inc.*	1,276
48	Consolidated Graphics, Inc.*	2,138
55	Cornell Cos., Inc.*	1,025
169	Corporate Executive Board Co. (The)	3,867
98	CoStar Group, Inc.*	3,856
50	Courier Corp.	769
54	CRA International, Inc.*	1,436
77	Cubic Corp.	2,656
224	Curtiss-Wright Corp.	7,179
253	Deluxe Corp.	4,541
118	Diamond Management & Technology Consultants, Inc.	856
73	DigitalGlobe, Inc.*	1,742
141	Dollar Thrifty Automotive Group, Inc.*	4,236
52	Ducommun, Inc.	909
40	Duoyuan Printing, Inc.*	368
38	DXP Enterprises, Inc.*	411
193	Dycom Industries, Inc.*	1,743
48	Dynamex, Inc.*	835
64	Dynamic Materials Corp.	1,160
123	DynCorp International, Inc., Class A*	1,378
307	Eagle Bulk Shipping, Inc.*	1,606
30	Eastern Co. (The)	387
326	EMCOR Group, Inc.*	7,505
90	Encore Wire Corp.	1,809
253	Ener1, Inc.*	1,070
227	Energy Conversion Devices, Inc.*	1,634
166	Energy Recovery, Inc.*	1,064
374	EnergySolutions, Inc.	2,274
70	EnerNOC, Inc.*	1,851
200	EnerSys*	4,558
128	Ennis, Inc.	1,967
99	EnPro Industries, Inc.*	2,740
130	ESCO Technologies, Inc.	4,252
147	Esterline Technologies Corp.*	6,049
930	Evergreen Solar, Inc.*	1,042
67	Exponent, Inc.*	1,784
241	Federal Signal Corp.	1,848
226	Flow International Corp.*	730
347	Force Protection, Inc.*	1,860
143	Forward Air Corp.	3,498
63	Franklin Covey Co.*	369
114	Franklin Electric Co., Inc.	3,251
59	FreightCar America, Inc.	1,249
88	Fuel Tech, Inc.*	576
362	FuelCell Energy, Inc.*	1,017
181	Furmanite Corp.*	655
78	Fushi Copperweld, Inc.*	712
92	G&K Services, Inc., Class A	2,297
128	Genco Shipping & Trading Ltd.*	2,688
250	GenCorp, Inc.*	1,080
184	Genesee & Wyoming, Inc., Class A*	5,860
253	Geo Group, Inc. (The)*	5,002
92	GeoEye, Inc.*	2,191
134	Gibraltar Industries, Inc.*	1,565
23	Global Defense Technology & Systems, Inc.*	310
71	Gorman-Rupp Co. (The)	1,669
78	GP Strategies Corp.*	613
596	GrafTech International Ltd.*	7,444
50	Graham Corp.	807
170	Granite Construction, Inc.	4,697
198	Great Lakes Dredge & Dock Corp.	897
83	Greenbrier Cos., Inc.*	763
215	Griffon Corp.*	2,662
156	GT Solar International, Inc.*	928
135	H&E Equipment Services, Inc.*	1,312
75	Harbin Electric, Inc.*	1,420
256	Hawaiian Holdings, Inc.*	1,992
201	Healthcare Services Group, Inc.	4,414
250	Heartland Express, Inc.	3,827

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
114	HEICO Corp.	$5,432
84	Heidrick & Struggles International, Inc.	2,265
13	Heritage-Crystal Clean, Inc.*	110
67	Herley Industries, Inc.*	899
266	Herman Miller, Inc.	4,841
478	Hexcel Corp.*	5,268
123	Hill International, Inc.*	648
222	HNI Corp.	5,277
150	Horizon Lines, Inc., Class A	606
87	Houston Wire & Cable Co.	1,067
184	HUB Group, Inc., Class A*	4,962
32	Hurco Cos., Inc.*	555
107	Huron Consulting Group, Inc.*	2,534
55	ICF International, Inc.*	1,289
123	II-VI, Inc.*	3,449
122	Innerworkings, Inc.*	692
192	Insituform Technologies, Inc., Class A*	4,716
87	Insteel Industries, Inc.	883
28	Integrated Electrical Services, Inc.*	133
240	Interface, Inc., Class A	2,064
161	Interline Brands, Inc.*	2,850
27	International Shipholding Corp.	759
1,255	JetBlue Airways Corp.*	6,626
136	John Bean Technologies Corp.	2,224
61	Kadant, Inc.*	828
127	Kaman Corp.	3,042
165	Kaydon Corp.	5,362
130	Kelly Services, Inc., Class A*	2,045
142	Kforce, Inc.*	1,891
159	Kimball International, Inc., Class B	1,051
283	Knight Transportation, Inc.	5,589
233	Knoll, Inc.	2,801
222	Korn/Ferry International*	3,792
12	K-Tron International, Inc.*	1,794
50	L.B. Foster Co., Class A*	1,520
62	LaBarge, Inc.*	745
79	Ladish Co., Inc.*	1,329
20	Lawson Products, Inc.	355
96	Layne Christensen Co.*	2,648
15	Lihua International, Inc.*	122
61	Lindsay Corp.	2,245
43	LMI Aerospace, Inc.*	546
93	LSI Industries, Inc.	570
53	M&F Worldwide Corp.*	1,717
76	Marten Transport Ltd.*	1,432
258	MasTec, Inc.*	3,416
118	McGrath RentCorp.	2,823
164	Metalico, Inc.*	900
72	Met-Pro Corp.	684
39	Michael Baker Corp.*	1,320
439	Microvision, Inc.*	966
81	Middleby Corp.*	3,758
50	Miller Industries, Inc.*	590
132	Mine Safety Appliances Co.	3,351
50	Mistras Group, Inc.*	682
176	Mobile Mini, Inc.*	2,392
224	Moog, Inc., Class A*	7,607
184	Mueller Industries, Inc.	4,118
762	Mueller Water Products, Inc., Class A	3,528
51	Multi-Color Corp.	645
85	MYR Group, Inc.*	1,344
27	NACCO Industries, Inc., Class A	1,264
247	Navigant Consulting, Inc.*	2,873
447	NCI Building Systems, Inc.*	849
166	Nordson Corp.	10,923
63	North American Galvanizing & Coating, Inc.*	314
46	Northwest Pipe Co.*	1,087
290	Odyssey Marine Exploration, Inc.*	368
138	Old Dominion Freight Line, Inc.*	4,242
14	Omega Flex, Inc.	144
179	On Assignment, Inc.*	1,180
280	Orbital Sciences Corp.*	5,166
86	Orion Energy Systems, Inc.*	444
133	Orion Marine Group, Inc.*	2,335
176	Otter Tail Corp.	3,518
173	Pacer International, Inc.*	832
6	Patriot Transportation Holding, Inc.*	534
268	Perma-Fix Environmental Services*	517
82	Pike Electric Corp.*	690
65	PMFG, Inc.*	910
112	Polypore International, Inc.*	1,677
33	Portec Rail Products, Inc.	386
39	Powell Industries, Inc.*	1,123
381	Power-One, Inc.*	1,444
85	PowerSecure International, Inc.*	632
11	Preformed Line Products Co.	394
40	Primoris Services Corp.	328
187	Quanex Building Products Corp.	2,913
109	RailAmerica, Inc.*	1,291
79	Raven Industries, Inc.	2,315
108	RBC Bearings, Inc.*	2,736
177	Regal-Beloit Corp.	9,986
171	Republic Airways Holdings, Inc.*	1,041
223	Resources Connection, Inc.*	3,800
131	Robbins & Myers, Inc.	3,166
217	Rollins, Inc.	4,611
243	RSC Holdings, Inc.*	1,713
158	Rush Enterprises, Inc., Class A*	1,727
67	Saia, Inc.*	848
348	Satcon Technology Corp.*	814
56	Sauer-Danfoss, Inc.*	674
74	Schawk, Inc.	970
93	School Specialty, Inc.*	1,986
2	Seaboard Corp.	2,542
189	Simpson Manufacturing Co., Inc.	4,646
276	Skywest, Inc.	4,074
44	SmartHeat, Inc.*	527
257	Spherion Corp.*	2,023
37	Standard Parking Corp.*	608
87	Standard Register Co. (The)	478
61	Standex International Corp.	1,519
57	Stanley, Inc.*	1,437
354	Steelcase, Inc., Class A	2,326
80	Sterling Construction Co., Inc.*	1,570
61	Sun Hydraulics Corp.	1,476
187	SYKES Enterprises, Inc.*	4,452
75	TAL International Group, Inc.	1,367
307	Taser International, Inc.*	2,321
93	Team, Inc.*	1,686
92	Tecumseh Products Co., Class A*	1,160
179	Teledyne Technologies, Inc.*	6,743
92	Tennant Co.	2,195
298	Tetra Tech, Inc.*	6,234
45	Textainer Group Holdings Ltd.	929
174	Titan International, Inc.	1,436
64	Titan Machinery, Inc.*	762
29	Todd Shipyards Corp.	454
211	Towers Watson & Co., Class A	9,320
146	Tredegar Corp.	2,445
76	Trex Co., Inc.*	1,519

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
76	Trimas Corp.*	$463
83	Triumph Group, Inc.	4,344
217	TrueBlue, Inc.*	2,880
128	Tutor Perini Corp.*	2,531
42	Twin Disc, Inc.	459
828	UAL Corp.*	14,200
60	Ultralife Corp.*	245
107	Ultrapetrol Bahamas Ltd.*	552
10	United Capital Corp.*	232
298	United Rentals, Inc.*	2,250
117	United Stationers, Inc.*	6,682
95	Universal Forest Products, Inc.	3,348
29	Universal Truckload Services, Inc.	516
798	US Airways Group, Inc.*	5,849
90	US Ecology, Inc.	1,340
39	USA Truck, Inc.*	517
249	Valence Technology, Inc.*	232
102	Viad Corp.	1,949
97	Vicor Corp.*	922
60	Volt Information Sciences, Inc.*	639
20	VSE Corp.	851
88	Waste Services, Inc.*	887
132	Watsco, Inc.	7,635
145	Watts Water Technologies, Inc., Class A	4,228
211	Werner Enterprises, Inc.	4,707
23	Willis Lease Finance Corp.*	391
299	Woodward Governor Co.	8,608
479	YRC Worldwide, Inc.*	221
		712,807
	Information Technology - 6.0%

1,920	3Com Corp.*	14,650
136	3PAR, Inc.*	1,255
174	ACI Worldwide, Inc.*	3,174
193	Acme Packet, Inc.*	3,217
129	Actel Corp.*	1,653
227	ActivIdentity Corp.*	565
221	Actuate Corp.*	1,185
336	Acxiom Corp.*	5,665
603	Adaptec, Inc.*	1,857
479	ADC Telecommunications, Inc.*	3,037
274	ADTRAN, Inc.	6,406
213	Advanced Analogic Technologies, Inc.*	699
164	Advanced Energy Industries, Inc.*	2,381
76	Advent Software, Inc.*	3,064
76	Agilysys, Inc.	830
124	Airvana, Inc.*	946
110	American Software, Inc., Class A	636
541	Amkor Technology, Inc.*	3,257
313	Anadigics, Inc.*	1,286
72	Anaren, Inc.*	886
38	Ancestry.com, Inc.*	605
147	Anixter International, Inc.*	6,136
326	Applied Micro Circuits Corp.*	2,914
36	Archipelago Learning, Inc.*	654
91	ArcSight, Inc.*	2,439
433	Ariba, Inc.*	5,200
614	Arris Group, Inc.*	6,336
772	Art Technology Group, Inc.*	3,065
292	Aruba Networks, Inc.*	3,425
155	AsiaInfo Holdings, Inc.*	3,785
333	Atheros Communications, Inc.*	11,951
155	ATMI, Inc.*	2,610
292	Aviat Networks, Inc.*	1,796
140	Avid Technology, Inc.*	1,883
51	Bel Fuse, Inc., Class B	1,159
323	Benchmark Electronics, Inc.*	6,395
176	BigBand Networks, Inc.*	507
87	Black Box Corp.	2,517
217	Blackbaud, Inc.	5,052
165	Blackboard, Inc.*	6,448
196	Blue Coat Systems, Inc.*	5,680
124	Bottomline Technologies, Inc.*	1,970
248	Brightpoint, Inc.*	1,768
319	Brooks Automation, Inc.*	2,756
116	Cabot Microelectronics Corp.*	4,106
148	CACI International, Inc., Class A*	7,335
128	Callidus Software, Inc.*	430
41	Cass Information Systems, Inc.	1,241
180	Cavium Networks, Inc.*	4,302
97	Ceva, Inc.*	1,134
193	Checkpoint Systems, Inc.*	3,980
134	China Information Security Technology, Inc.*	659
218	China Security & Surveillance Technology, Inc.*	1,504
43	China TransInfo Technology Corp.*	339
150	Chordiant Software, Inc.*	546
340	Ciber, Inc.*	1,268
323	Cirrus Logic, Inc.*	2,306
211	Cogent, Inc.*	2,089
196	Cognex Corp.	3,704
114	Cogo Group, Inc.*	803
107	Coherent, Inc.*	3,402
116	Cohu, Inc.	1,554
30	Communications Systems, Inc.	359
206	CommVault Systems, Inc.*	4,511
83	Compellent Technologies, Inc.*	1,289
74	Computer Task Group, Inc.*	560
107	comScore, Inc.*	1,661
139	Comtech Telecommunications Corp.*	4,395
106	Comverge, Inc.*	1,028
197	Concur Technologies, Inc.*	7,750
119	Constant Contact, Inc.*	2,222
36	CPI International, Inc.*	444
169	Cray, Inc.*	886
174	CSG Systems International, Inc.*	3,501
167	CTS Corp.	1,329
342	Cybersource Corp.*	5,858
147	Cymer, Inc.*	4,604
166	Daktronics, Inc.	1,257
71	DDi Corp.*	359
186	DealerTrack Holdings, Inc.*	2,645
91	Deltek, Inc.*	700
99	DemandTec, Inc.*	581
103	DG FastChannel, Inc.*	3,336
78	Dice Holdings, Inc.*	515
122	Digi International, Inc.*	1,238
189	Digital River, Inc.*	4,969
166	Diodes, Inc.*	3,255
161	DivX, Inc.*	972
85	Double-Take Software, Inc.*	754
113	DSP Group, Inc.*	828
86	DTS, Inc.*	2,752
43	Dynamics Research Corp.*	443
524	Earthlink, Inc.	4,370
112	Ebix, Inc.*	1,626
161	Echelon Corp.*	1,323
28	Echo Global Logistics, Inc.*	317
89	Electro Rent Corp.	1,035
135	Electro Scientific Industries, Inc.*	1,689

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
219	Electronics for Imaging, Inc.*	$2,597
32	eLoyalty Corp.*	157
373	Emcore Corp.*	440
75	EMS Technologies, Inc.*	1,029
411	Emulex Corp.*	5,220
644	Entegris, Inc.*	2,885
261	Entropic Communications, Inc.*	945
234	Epicor Software Corp.*	2,005
160	EPIQ Systems, Inc.*	1,859
18	ePlus, Inc.*	295
241	Euronet Worldwide, Inc.*	4,367
174	Exar Corp.*	1,286
74	ExlService Holdings, Inc.*	1,273
440	Extreme Networks*	1,210
242	Fair Isaac Corp.	5,556
170	FalconStor Software, Inc.*	604
83	FARO Technologies, Inc.*	1,987
185	FEI Co.*	3,937
244	Formfactor, Inc.*	4,014
77	Forrester Research, Inc.*	2,306
62	Fortinet, Inc.*	1,065
333	Gartner, Inc.*	7,922
186	Global Cash Access Holdings, Inc.*	1,393
103	Globecomm Systems, Inc.*	786
94	GSE Systems, Inc.*	538
150	GSI Commerce, Inc.*	3,746
91	GSI Technology, Inc.*	407
191	Hackett Group, Inc. (The)*	525
474	Harmonic, Inc.*	3,109
186	Heartland Payment Systems, Inc.	2,844
106	Hittite Microwave Corp.*	4,424
44	Hughes Communications, Inc.*	1,239
57	ICx Technologies, Inc.*	371
113	iGate Corp.	1,033
147	Imation Corp.*	1,352
39	Imergent, Inc.	271
139	Immersion Corp.*	569
416	Infinera Corp.*	3,153
169	infoGROUP, Inc.*	1,357
432	Informatica Corp.*	11,025
118	Information Services Group, Inc.*	350
173	Infospace, Inc.*	1,744
106	Innodata Isogen, Inc.*	524
227	Insight Enterprises, Inc.*	2,903
86	Integral Systems, Inc.*	736
62	Interactive Intelligence, Inc.*	1,221
217	InterDigital, Inc.*	5,566
307	Intermec, Inc.*	4,372
252	Internap Network Services Corp.*	1,268
136	Internet Brands, Inc., Class A*	1,121
182	Internet Capital Group, Inc.*	1,238
109	Intevac, Inc.*	1,545
249	Ipass, Inc.*	266
114	IPG Photonics Corp.*	1,803
128	Isilon Systems, Inc.*	946
156	Ixia*	1,207
117	IXYS Corp.*	996
221	j2 Global Communications, Inc.*	4,796
415	Jack Henry & Associates, Inc.	9,371
165	JDA Software Group, Inc.*	4,670
112	Kenexa Corp.*	1,105
61	Keynote Systems, Inc.	643
149	Knot, Inc. (The)*	1,140
334	Kopin Corp.*	1,269
338	Kulicke & Soffa Industries, Inc.*	2,224
69	KVH Industries, Inc.*	842
371	L-1 Identity Solutions, Inc.*	3,161
571	Lattice Semiconductor Corp.*	1,639
681	Lawson Software, Inc.*	4,100
163	Limelight Networks, Inc.*	600
284	Lionbridge Technologies, Inc.*	909
74	Liquidity Services, Inc.*	910
108	Littelfuse, Inc.*	3,844
204	LivePerson, Inc.*	1,422
37	LogMeIn, Inc.*	694
100	LoopNet, Inc.*	945
53	Loral Space & Communications, Inc.*	1,724
114	Manhattan Associates, Inc.*	2,881
108	Mantech International Corp., Class A*	5,333
98	Marchex, Inc., Class B	504
87	MAXIMUS, Inc.	5,009
111	Maxwell Technologies, Inc.*	1,538
72	Measurement Specialties, Inc.*	1,021
77	MEMSIC, Inc.*	277
466	Mentor Graphics Corp.*	3,877
128	MercadoLibre, Inc.*	5,266
112	Mercury Computer Systems, Inc.*	1,369
187	Methode Electronics, Inc.	2,326
224	Micrel, Inc.	2,206
402	Microsemi Corp.*	6,235
45	MicroStrategy, Inc., Class A*	3,991
258	Microtune, Inc.*	611
223	MIPS Technologies, Inc.*	939
244	MKS Instruments, Inc.*	4,399
226	ModusLink Global Solutions, Inc.*	2,237
409	MoneyGram International, Inc.*	1,133
168	Monolithic Power Systems, Inc.*	3,412
107	Monotype Imaging Holdings, Inc.*	1,018
764	Move, Inc.*	1,199
83	MTS Systems Corp.	2,259
49	Multi-Fineline Electronix, Inc.*	1,068
32	NCI, Inc., Class A*	901
192	Ness Technologies, Inc.*	1,094
154	Net 1 UEPS Technologies, Inc.*	2,718
234	Netezza Corp.*	2,139
170	Netgear, Inc.*	4,310
117	Netlogic Microsystems, Inc.*	6,340
122	Netscout Systems, Inc.*	1,780
83	NetSuite, Inc.*	1,026
145	Network Equipment Technologies, Inc.*	740
179	Newport Corp.*	1,887
250	NIC, Inc.	1,868
151	Novatel Wireless, Inc.*	1,006
23	NVE Corp.*	1,023
248	Omnivision Technologies, Inc.*	3,603
126	Online Resources Corp.*	462
15	OpenTable, Inc.*	511
413	Openwave Systems, Inc.*	1,070
101	Oplink Communications, Inc.*	1,559
65	Opnet Technologies, Inc.	964
138	Opnext, Inc.*	282
77	OSI Systems, Inc.*	2,375
819	Palm, Inc.*	4,996
40	PAR Technology Corp.*	236
574	Parametric Technology Corp.*	9,993
101	Park Electrochemical Corp.	2,745
181	Parkervision, Inc.*	317
47	PC Connection, Inc.*	295
51	PC Mall, Inc.*	238
93	PC-Tel, Inc.*	566
74	Pegasystems, Inc.	2,664

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
142	Perficient, Inc.*	$1,576
125	Pericom Semiconductor Corp.*	1,174
76	Pervasive Software, Inc.*	387
173	Phoenix Technologies Ltd.*	479
262	Photronics, Inc.*	1,153
242	Plantronics, Inc.	6,880
195	Plexus Corp.*	6,726
183	PLX Technology, Inc.*	831
415	Polycom, Inc.*	10,836
118	Power Integrations, Inc.	4,243
654	Powerwave Technologies, Inc.*	765
198	Progress Software Corp.*	5,548
94	PROS Holdings, Inc.*	819
62	QAD, Inc.	340
1,041	Quantum Corp.*	2,582
303	Quest Software, Inc.*	5,106
329	Rackspace Hosting, Inc.*	6,524
136	Radiant Systems, Inc.*	1,519
116	Radisys Corp.*	955
201	RAE Systems, Inc.*	185
411	RealNetworks, Inc.*	1,891
32	Renaissance Learning, Inc.	446
1,317	RF Micro Devices, Inc.*	5,545
108	RightNow Technologies, Inc.*	1,680
46	Rimage Corp.*	680
271	Riverbed Technology, Inc.*	7,385
143	Rofin-Sinar Technologies, Inc.*	2,930
78	Rogers Corp.*	2,141
31	Rosetta Stone, Inc.*	682
62	Rubicon Technology, Inc.*	973
153	Rudolph Technologies, Inc.*	1,218
262	S1 Corp.*	1,627
122	Saba Software, Inc.*	617
418	Sapient Corp.	3,770
179	SAVVIS, Inc.*	2,522
131	Scansource, Inc.*	3,406
158	Seachange International, Inc.*	1,119
302	Semtech Corp.*	4,793
219	ShoreTel, Inc.*	1,314
152	Sigma Designs, Inc.*	1,778
148	Silicon Graphics International Corp.*	1,590
370	Silicon Image, Inc.*	895
394	Silicon Storage Technology, Inc.*	1,257
830	Skyworks Solutions, Inc.*	12,674
182	SMART Modular Technologies WWH, Inc.*	1,165
141	Smith Micro Software, Inc.*	1,235
60	SolarWinds, Inc.*	1,129
344	Solera Holdings, Inc.	11,751
267	SonicWALL, Inc.*	2,139
1,022	Sonus Networks, Inc.*	2,177
110	Sourcefire, Inc.*	2,570
62	Spectrum Control, Inc.*	717
206	SRA International, Inc., Class A*	3,926
58	SRS Labs, Inc.*	441
109	Standard Microsystems Corp.*	2,128
59	StarTek, Inc.*	385
122	STEC, Inc.*	1,254
100	Stratasys, Inc.*	2,637
229	SuccessFactors, Inc.*	4,147
113	Super Micro Computer, Inc.*	1,696
54	Supertex, Inc.*	1,291
230	Support.com, Inc.*	676
101	Switch & Data Facilities Co., Inc.*	1,807
95	Sycamore Networks, Inc.	1,830
216	Symmetricom, Inc.*	1,268
169	Symyx Technologies, Inc.*	737
170	Synaptics, Inc.*	4,539
94	Synchronoss Technologies, Inc.*	1,637
95	SYNNEX Corp.*	2,721
64	Syntel, Inc.	2,170
398	Take-Two Interactive Software, Inc.*	3,829
195	Taleo Corp., Class A*	4,590
203	Technitrol, Inc.	893
57	TechTarget, Inc.*	298
78	Techwell, Inc.*	979
330	Tekelec*	5,452
200	TeleCommunication Systems, Inc., Class A*	1,524
161	TeleTech Holdings, Inc.*	2,816
288	Terremark Worldwide, Inc.*	2,074
241	Tessera Technologies, Inc.*	4,328
335	THQ, Inc.*	2,030
823	TIBCO Software, Inc.*	7,547
81	Tier Technologies, Inc., Class B*	601
545	TiVo, Inc.*	5,167
125	TNS, Inc.*	2,954
27	Travelzoo, Inc.*	308
312	Trident Microsystems, Inc.*	462
730	TriQuint Semiconductor, Inc.*	5,249
214	TTM Technologies, Inc.*	1,828
155	Tyler Technologies, Inc.*	2,815
121	Ultimate Software Group, Inc.*	3,741
117	Ultratech, Inc.*	1,509
70	Unica Corp.*	613
209	Unisys Corp.*	7,296
414	United Online, Inc.	2,592
145	Universal Display Corp.*	1,527
561	UTStarcom, Inc.*	1,223
431	ValueClick, Inc.*	4,090
132	VASCO Data Security International, Inc.*	1,045
191	Veeco Instruments, Inc.*	6,513
357	VeriFone Holdings, Inc.*	6,890
150	Viasat, Inc.*	4,560
80	Virage Logic Corp.*	553
65	Virtusa Corp.*	592
82	Vocus, Inc.*	1,167
112	Volterra Semiconductor Corp.*	2,445
131	Web.com Group, Inc.*	624
219	Websense, Inc.*	4,700
114	White Electronic Designs Corp.*	596
190	Wright Express Corp.*	5,381
128	X-Rite, Inc.*	380
314	Zix Corp.*	606
256	Zoran Corp.*	2,903
74	Zygo Corp.*	725
		842,243
	Materials - 1.5%

116	A. Schulman, Inc.	2,733
82	A.M. Castle & Co.	945
27	AEP Industries, Inc.*	942
273	Allied Nevada Gold Corp.*	3,756
117	AMCOL International Corp.	2,976
97	American Vanguard Corp.	626
104	Ampal-American Israel Corp., Class A*	292
124	Arch Chemicals, Inc.	3,828
136	Balchem Corp.	2,980
145	Boise, Inc.*	689
100	Brush Engineered Materials, Inc.*	2,054
191	Buckeye Technologies, Inc.*	2,111
37	Bway Holding Co.*	558

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
271	Calgon Carbon Corp.*	$4,203
281	Century Aluminum Co.*	3,425
52	China Green Agriculture, Inc.*	759
153	China Precision Steel, Inc.*	347
56	Clearwater Paper Corp.*	2,703
402	Coeur d’Alene Mines Corp.*	5,889
53	Deltic Timber Corp.	2,435
206	Domtar Corp.*	10,768
426	Ferro Corp.*	3,489
316	General Moly, Inc.*	743
102	General Steel Holdings, Inc.*	417
226	Glatfelter	3,051
553	Graphic Packaging Holding Co.*	1,924
241	H.B. Fuller Co.	5,059
43	Hawkins, Inc.	858
60	Haynes International, Inc.	1,742
298	Headwaters, Inc.*	1,487
1,172	Hecla Mining Co.*	6,094
215	Horsehead Holding Corp.*	2,187
137	ICO, Inc.	1,082
85	Innophos Holdings, Inc.	1,974
117	Innospec, Inc.	1,246
76	Kaiser Aluminum Corp.	2,538
163	KapStone Paper and Packaging Corp.*	1,493
101	Koppers Holdings, Inc.	2,808
130	Landec Corp.*	788
622	Louisiana-Pacific Corp.*	4,733
85	LSB Industries, Inc.*	1,208
93	Minerals Technologies, Inc.	4,541
156	Myers Industries, Inc.	1,446
73	Neenah Paper, Inc.	1,034
50	NewMarket Corp.	4,452
34	NL Industries, Inc.	245
386	Olin Corp.	6,759
45	Olympic Steel, Inc.	1,245
151	OM Group, Inc.*	5,197
217	Omnova Solutions, Inc.*	1,328
386	Paramount Gold and Silver Corp.*	637
458	PolyOne Corp.*	3,641
54	Quaker Chemical Corp.	1,070
190	Rock-Tenn Co., Class A	7,950
244	Rockwood Holdings, Inc.*	5,854
149	RTI International Metals, Inc.*	3,580
88	Schweitzer-Mauduit International, Inc.	4,039
241	Sensient Technologies Corp.	6,367
139	ShengdaTech, Inc.*	892
132	Silgan Holdings, Inc.	7,539
590	Solutia, Inc.*	8,301
151	Spartech Corp.*	1,539
36	Stepan Co.	1,711
202	Stillwater Mining Co.*	2,293
61	STR Holdings, Inc.*	1,013
38	Sutor Technology Group Ltd.*	117
117	Texas Industries, Inc.	4,157
164	U.S. Concrete, Inc.*	93
395	U.S. Gold Corp.*	1,063
9	United States Lime & Minerals, Inc.*	355
33	Universal Stainless & Alloy*	616
215	Wausau Paper Corp.*	1,819
97	Westlake Chemical Corp.	1,964
298	Worthington Industries, Inc.	4,720
358	WR Grace & Co.*	10,368
107	Zep, Inc.	2,364
138	Zoltek Cos., Inc.*	1,227
		211,476
	Telecommunication Services - 0.3%

65	AboveNet, Inc.*	3,973
219	Alaska Communications Systems Group, Inc.	1,590
44	Atlantic Tele-Network, Inc.	1,931
115	Cbeyond, Inc.*	1,426
1,006	Cincinnati Bell, Inc.*	2,978
220	Cogent Communications Group, Inc.*	2,165
115	Consolidated Communications Holdings, Inc.	1,937
208	General Communication, Inc., Class A*	1,142
144	Global Crossing Ltd.*	2,052
65	HickoryTech Corp.	559
134	inContact, Inc.*	431
162	Iowa Telecommunications Services, Inc.	2,616
163	Neutral Tandem, Inc.*	2,627
150	NTELOS Holdings Corp.	2,562
608	PAETEC Holding Corp.*	2,408
301	Premiere Global Services, Inc.*	2,263
117	Shenandoah Telecommunications Co.	2,109
71	SureWest Communications*	611
339	Syniverse Holdings, Inc.*	5,702
112	USA Mobility, Inc.	1,261
		42,343
	Utilities - 1.0%

145	Allete, Inc.	4,560
92	American States Water Co.	2,959
31	Artesian Resources Corp., Class A	550
271	Avista Corp.	5,517
192	Black Hills Corp.	5,351
66	Cadiz, Inc.*	782
97	California Water Service Group	3,480
58	Central Vermont Public Service Corp.	1,140
78	CH Energy Group, Inc.	3,119
46	Chesapeake Utilities Corp.	1,378
299	Cleco Corp.	7,547
42	Connecticut Water Service, Inc.	945
72	Consolidated Water Co., Ltd.	875
223	El Paso Electric Co.*	4,487
179	Empire District Electric Co. (The)	3,206
234	IDACORP, Inc.	7,729
110	Laclede Group, Inc. (The)	3,607
114	MGE Energy, Inc.	3,779
67	Middlesex Water Co.	1,109
209	New Jersey Resources Corp.	7,612
224	Nicor, Inc.	9,330
131	Northwest Natural Gas Co.	5,763
178	NorthWestern Corp.	4,459
23	Pennichuck Corp.	482
364	Piedmont Natural Gas Co., Inc.	9,402
429	PNM Resources, Inc.	5,242
372	Portland General Electric Co.	6,692
64	SJW Corp.	1,436
148	South Jersey Industries, Inc.	5,901
222	Southwest Gas Corp.	6,345
122	Southwest Water Co.	820
349	U.S. Geothermal, Inc.*	387
145	UIL Holdings Corp.	3,985
176	Unisource Energy Corp.	5,129
52	Unitil Corp.	1,131
248	WGL Holdings, Inc.	8,147

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
62	York Water Co.	$835
		145,218
	Total Common Stocks (Cost $4,560,282)	4,670,606

Principal Amount
	Repurchase Agreements (a) - 57.4%
$114,536	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $114,537(b)	114,536
114,536	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $114,537(c)	114,536
981,487	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $981,495(d)	981,487
693,015	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $693,021(e)	693,015
343,609	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $343,616(f)	343,609
343,609	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $343,617(g)	343,609
1,108,823	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,108,832(h)	1,108,823
1,729,639	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,729,655(i)	1,729,639
458,146	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $458,156(j)	458,146
229,073	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $229,075(k)	229,073
664,311	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $664,317(l)	664,311
400,878	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $400,881(m)	400,878
924,745	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $924,753(n)	924,745
	Total Repurchase Agreements (Cost $8,106,407)	8,106,407
	Total Investment Securities (Cost $12,666,689) — 90.5%	12,777,013
	Other assets less liabilities — 9.5%	1,343,547
	Net Assets — 100.0%	$14,120,560

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $5,050,075.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $116,827. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $116,827. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $1,001,123. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $706,879. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $350,482. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $350,483. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $1,131,003. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $1,764,235. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $467,310. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $233,655. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $677,598. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $408,896. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $943,243.  The investment in the repurchase agreement was through participation in a pooled account.

REIT       Real Estate Investment Trust

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$158,756
Aggregate gross unrealized depreciation	(48,346)
Net unrealized appreciation	$110,410
Federal income tax cost of investments	$12,666,603

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of February 28, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini Russell 2000 Futures Contracts	71	03/19/10	$4,449,570	$102,889

Cash collateral in the amount of $309,755 was pledged to cover margin requirements for open futures contracts as of February 28, 2010.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Russell2000 had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	$21,121,971	$1,140,554

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	12,124,318	(64,242)

		$1,076,312

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$4,670,606	$—	$4,670,606
Repurchase Agreements	—	8,106,407	8,106,407
Total Investment Securities	4,670,606	8,106,407	12,777,013
Other Financial Instruments*:
Futures Contracts	102,889	—	102,889
Swap Agreements	—	1,076,312	1,076,312
Total Other Financial Instruments	102,889	1,076,312	1,179,201
Total Investments	$4,773,495	$9,182,719	$13,956,214

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Russell1000 Value

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 55.7%
	Consumer Discretionary - 5.7%

62	Abercrombie & Fitch Co., Class A	$2,258
119	Autoliv, Inc.*	5,309
91	AutoNation, Inc.*	1,615
43	Barnes & Noble, Inc.	863
104	Big Lots, Inc.*	3,484
85	Black & Decker Corp.	6,160
10	BorgWarner, Inc.*	375
80	Boyd Gaming Corp.*	611
331	Cablevision Systems Corp., Class A	7,970
6	Career Education Corp.*	167
91	CarMax, Inc.*	1,837
340	Carnival Corp.	12,226
860	CBS Corp., Class B	11,171
48	Central European Media Enterprises Ltd., Class A*	1,295
18	Chico’s FAS, Inc.*	244
27	Choice Hotels International, Inc.	892
56	Clear Channel Outdoor Holdings, Inc., Class A*	533
3,762	Comcast Corp., Class A	61,847
394	D.R. Horton, Inc.	4,870
730	DIRECTV, Class A*	24,711
29	Discovery Communications, Inc., Class C*	770
286	DISH Network Corp., Class A	5,711
13	Dollar General Corp.*	311
101	DreamWorks Animation SKG, Inc., Class A*	4,389
10	Education Management Corp.*	199
24	Expedia, Inc.*	534
18	Federal Mogul Corp.*	348
125	Foot Locker, Inc.	1,621
4,419	Ford Motor Co.*	51,879
214	Fortune Brands, Inc.	9,380
30	GameStop Corp., Class A*	516
330	Gannett Co., Inc.	4,999
77	Gap, Inc. (The)	1,656
31	Garmin Ltd.	990
226	Genuine Parts Co.	9,121
331	Harley-Davidson, Inc.	8,146
42	Harman International Industries, Inc.*	1,812
71	Hasbro, Inc.	2,540
54	Hillenbrand, Inc.	1,083
2,239	Home Depot, Inc.	69,857
24	Hyatt Hotels Corp., Class A*	802
28	Interactive Data Corp.	849
69	International Game Technology	1,211
45	International Speedway Corp., Class A	1,202
675	Interpublic Group of Cos., Inc.*	5,063
315	J.C. Penney Co., Inc.	8,688
123	Jarden Corp.	3,943
428	Johnson Controls, Inc.	13,311
101	KB Home	1,644
27	Kohl’s Corp.*	1,453
80	Lamar Advertising Co., Class A*	2,406
102	Las Vegas Sands Corp.*	1,696
82	Leggett & Platt, Inc.	1,554
209	Lennar Corp., Class A	3,430
375	Liberty Global, Inc., Class A*	10,080
115	Liberty Media Corp. - Capital, Class A*	3,892
842	Liberty Media Corp. - Interactive, Class A*	10,601
75	Liberty Media Corp. - Starz, Class A*	3,820
124	Limited Brands, Inc.	2,742
1,427	Lowe’s Cos., Inc.	33,834
597	Macy’s, Inc.	11,433
85	Madison Square Garden, Inc., Class A*	1,662
224	Marriott International, Inc., Class A	6,073
115	Mattel, Inc.	2,529
34	MDC Holdings, Inc.	1,163
46	Meredith Corp.	1,413
149	MGM Mirage*	1,570
81	Mohawk Industries, Inc.*	4,178
139	New York Times Co. (The), Class A*	1,521
330	Newell Rubbermaid, Inc.	4,538
3,219	News Corp., Class A	43,038
7	NVR, Inc.*	4,958
317	Office Depot, Inc.*	2,289
95	Penn National Gaming, Inc.*	2,198
33	Penske Auto Group, Inc.*	480
24	Phillips-Van Heusen Corp.	1,044
5	Polo Ralph Lauren Corp.	400
425	Pulte Homes, Inc.*	4,603
155	RadioShack Corp.	3,032
56	Regal Entertainment Group, Class A	837
130	Royal Caribbean Cruises Ltd.*	3,675
51	Scripps Networks Interactive, Inc., Class A	2,019
69	Sears Holdings Corp.*	6,601
355	Service Corp. International	2,861
18	Sherwin-Williams Co. (The)	1,141
120	Signet Jewelers Ltd.*	3,457
222	Starwood Hotels & Resorts Worldwide, Inc.	8,591
26	Thor Industries, Inc.	882
16	Tiffany & Co.	710
498	Time Warner Cable, Inc.	23,252
1,691	Time Warner, Inc.	49,107
192	Toll Brothers, Inc.*	3,615
60	TRW Automotive Holdings Corp.*	1,612
95	VF Corp.	7,351
767	Viacom, Inc., Class B*	22,742
407	Virgin Media, Inc.	6,593
12	WABCO Holdings, Inc.	321
2,678	Walt Disney Co. (The)	83,661
56	Warner Music Group Corp.*	321
8	Washington Post Co. (The), Class B	3,362
45	Weight Watchers International, Inc.	1,157
310	Wendy’s/Arby’s Group, Inc., Class A	1,513
106	Whirlpool Corp.	8,921
78	Williams-Sonoma, Inc.	1,674
142	Wyndham Worldwide Corp.	3,265
95	Wynn Resorts Ltd.	6,039
		789,923
	Consumer Staples - 3.1%

18	Alberto-Culver Co.	499
397	Archer-Daniels-Midland Co.	11,656
65	BJ’s Wholesale Club, Inc.*	2,351
21	Brown-Forman Corp., Class B	1,099
191	Bunge Ltd.	11,382
89	Campbell Soup Co.	2,966
88	Central European Distribution Corp.*	2,935
22	Clorox Co.	1,349
701	Coca-Cola Co. (The)	36,957
63	Coca-Cola Enterprises, Inc.	1,610
632	ConAgra Foods, Inc.	15,459
269	Constellation Brands, Inc., Class A*	4,046
108	Corn Products International, Inc.	3,519
1,429	CVS Caremark Corp.	48,229
281	Del Monte Foods Co.	3,293

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
359	Dr. Pepper Snapple Group, Inc.	$11,398
14	Energizer Holdings, Inc.*	811
20	Flowers Foods, Inc.	510
273	General Mills, Inc.	19,659
84	H. J. Heinz Co.	3,855
92	Hershey Co. (The)	3,658
88	Hormel Foods Corp.	3,618
169	J.M. Smucker Co. (The)	10,086
76	Kimberly-Clark Corp.	4,616
2,081	Kraft Foods, Inc., Class A	59,163
146	Kroger Co. (The)	3,227
29	Lorillard, Inc.	2,118
145	Mead Johnson Nutrition Co.	6,858
170	Molson Coors Brewing Co., Class B	6,865
25	NBTY, Inc.*	1,135
1,420	Procter & Gamble Co. (The)	89,857
79	Ralcorp Holdings, Inc.*	5,278
239	Reynolds American, Inc.	12,619
827	Rite Aid Corp.*	1,257
603	Safeway, Inc.	15,027
738	Sara Lee Corp.	10,007
181	Smithfield Foods, Inc.*	3,115
299	SUPERVALU, Inc.	4,566
427	Tyson Foods, Inc., Class A	7,276
23	Whole Foods Market, Inc.*	816
		434,745
	Energy - 10.1%

707	Anadarko Petroleum Corp.	49,582
472	Apache Corp.	48,918
231	Arch Coal, Inc.	5,195
9	Atwood Oceanics, Inc.*	301
436	Baker Hughes, Inc.	20,893
413	BJ Services Co.	9,024
145	Cabot Oil & Gas Corp.	5,820
28	Cameron International Corp.*	1,152
886	Chesapeake Energy Corp.	23,541
2,836	Chevron Corp.	205,043
119	Cimarex Energy Co.	7,111
63	Comstock Resources, Inc.*	2,175
108	Concho Resources, Inc.*	5,017
2,098	ConocoPhillips	100,704
23	Continental Resources, Inc.*	908
354	Denbury Resources, Inc.*	4,984
627	Devon Energy Corp.	43,175
718	El Paso Corp.	7,518
81	Encore Acquisition Co.*	4,012
353	EOG Resources, Inc.	33,200
24	EXCO Resources, Inc.	454
45	Exterran Holdings, Inc.*	1,024
5,120	Exxon Mobil Corp.	332,800
101	Forest Oil Corp.*	2,737
32	Frontier Oil Corp.	397
74	Frontline Ltd.	1,994
1,271	Halliburton Co.	38,321
144	Helix Energy Solutions Group, Inc.*	1,657
102	Helmerich & Payne, Inc.	4,133
413	Hess Corp.	24,284
1,000	Marathon Oil Corp.	28,950
18	Mariner Energy, Inc.*	270
26	Massey Energy Co.	1,120
270	Murphy Oil Corp.	14,013
401	Nabors Industries Ltd.*	8,838
590	National Oilwell Varco, Inc.	25,647
186	Newfield Exploration Co.*	9,499
243	Noble Energy, Inc.	17,652
1,147	Occidental Petroleum Corp.	91,588
68	Oil States International, Inc.*	2,925
35	Overseas Shipholding Group, Inc.	1,557
187	Patterson-UTI Energy, Inc.	2,887
161	Pioneer Natural Resources Co.	7,511
91	Plains Exploration & Production Co.*	2,986
131	Pride International, Inc.*	3,665
189	Range Resources Corp.	9,565
133	Rowan Cos., Inc.*	3,461
199	SandRidge Energy, Inc.*	1,580
922	Schlumberger Ltd.	56,334
30	SEACOR Holdings, Inc.*	2,291
8	Seahawk Drilling, Inc.*	164
139	Smith International, Inc.	5,698
158	Southern Union Co.	3,783
912	Spectra Energy Corp.	19,882
66	St. Mary Land & Exploration Co.	2,150
164	Sunoco, Inc.	4,325
109	Superior Energy Services, Inc.*	2,253
35	Teekay Corp.	880
115	Tesoro Corp.	1,371
75	Tidewater, Inc.	3,343
57	Unit Corp.*	2,478
797	Valero Energy Corp.	13,963
72	Whiting Petroleum Corp.*	5,389
819	Williams Cos., Inc. (The)	17,641
817	XTO Energy, Inc.	37,337
		1,399,070
	Financials - 14.2%

49	Alexandria Real Estate Equities, Inc. (REIT)	3,019
7	Alleghany Corp.*	1,941
68	Allied World Assurance Co. Holdings Ltd.	3,135
758	Allstate Corp. (The)	23,688
207	AMB Property Corp. (REIT)	5,038
1,172	American Express Co.	44,759
122	American Financial Group, Inc./OH	3,156
104	American International Group, Inc.*	2,576
23	American National Insurance Co.	2,496
87	AmeriCredit Corp.*	1,936
332	Ameriprise Financial, Inc.	13,290
772	Annaly Capital Management, Inc. (REIT)	14,189
392	AON Corp.	16,048
165	Apartment Investment & Management Co., Class A (REIT)	2,754
70	Arch Capital Group Ltd.*	5,179
12	Arthur J. Gallagher & Co.	285
118	Aspen Insurance Holdings Ltd.	3,335
243	Associated Banc-Corp	3,137
167	Assurant, Inc.	5,097
114	AvalonBay Communities, Inc. (REIT)	9,282
145	Axis Capital Holdings Ltd.	4,560
119	BancorpSouth, Inc.	2,317
14,010	Bank of America Corp.	233,407
68	Bank of Hawaii Corp.	2,870
1,345	Bank of New York Mellon Corp. (The)	38,359
972	BB&T Corp.	27,731
28	BlackRock, Inc.	6,126
20	BOK Financial Corp.	920
194	Boston Properties, Inc. (REIT)	13,178
184	Brandywine Realty Trust (REIT)	2,063
77	BRE Properties, Inc. (REIT)	2,596
42	Brown & Brown, Inc.	705
94	Camden Property Trust (REIT)	3,765
459	Capital One Financial Corp.	17,327

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
287	CapitalSource, Inc.	$1,579
948	Chimera Investment Corp. (REIT)	3,792
468	Chubb Corp.	23,615
202	Cincinnati Financial Corp.	5,434
26,739	Citigroup, Inc.*	90,913
59	City National Corp./CA	2,945
88	CME Group, Inc.	26,549
18	CNA Financial Corp.*	443
212	Comerica, Inc.	7,649
59	Commerce Bancshares, Inc./MO	2,390
81	Corporate Office Properties Trust (REIT)	2,983
75	Cullen/Frost Bankers, Inc.	4,061
756	Discover Financial Services	10,319
172	Douglas Emmett, Inc. (REIT)	2,423
319	Duke Realty Corp. (REIT)	3,541
48	Endurance Specialty Holdings Ltd.	1,846
388	Equity Residential (REIT)	13,999
12	Erie Indemnity Co., Class A	475
42	Essex Property Trust, Inc. (REIT)	3,608
89	Everest Re Group Ltd.	7,602
74	Federal Realty Investment Trust (REIT)	5,103
8	Federated Investors, Inc., Class B	200
284	Fidelity National Financial, Inc., Class A	4,047
1,127	Fifth Third Bancorp	13,761
142	First American Corp.	4,577
8	First Citizens BancShares, Inc./NC, Class A	1,464
312	First Horizon National Corp.*	3,994
267	First Niagara Financial Group, Inc.	3,749
153	Forest City Enterprises, Inc., Class A*	1,836
118	Franklin Resources, Inc.	12,003
250	Fulton Financial Corp.	2,405
398	Genworth Financial, Inc., Class A*	6,344
666	Goldman Sachs Group, Inc. (The)	104,129
66	Hanover Insurance Group, Inc. (The)	2,782
540	Hartford Financial Services Group, Inc.	13,160
160	HCC Insurance Holdings, Inc.	4,464
256	HCP, Inc. (REIT)	7,368
83	Health Care REIT, Inc. (REIT)	3,516
175	Hospitality Properties Trust (REIT)	3,845
868	Host Hotels & Resorts, Inc. (REIT)*	10,164
318	HRPT Properties Trust (REIT)	2,232
292	Hudson City Bancorp, Inc.	3,948
1,010	Huntington Bancshares, Inc./OH	4,858
56	Interactive Brokers Group, Inc., Class A*	965
543	Invesco Ltd.	10,643
54	Investment Technology Group, Inc.*	919
31	Janus Capital Group, Inc.	388
39	Jefferies Group, Inc.	973
60	Jones Lang LaSalle, Inc.	3,821
5,314	JPMorgan Chase & Co.	223,029
1,241	KeyCorp	8,873
571	Kimco Realty Corp. (REIT)	7,931
228	Legg Mason, Inc.	5,894
171	Leucadia National Corp.*	4,060
159	Liberty Property Trust (REIT)	4,918
294	Lincoln National Corp.	7,403
464	Loews Corp.	16,917
108	M&T Bank Corp.	8,362
138	Macerich Co. (The) (REIT)	4,918
109	Mack-Cali Realty Corp. (REIT)	3,656
14	Markel Corp.*	4,939
684	Marsh & McLennan Cos., Inc.	15,882
743	Marshall & Ilsley Corp.	5,260
189	MBIA, Inc.*	911
40	Mercury General Corp.	1,642
814	MetLife, Inc.	29,621
1,475	Morgan Stanley	41,566
105	NASDAQ OMX Group, Inc. (The)*	1,956
39	Nationwide Health Properties, Inc. (REIT)	1,294
600	New York Community Bancorp, Inc.	9,294
272	NYSE Euronext	7,175
339	Old Republic International Corp.	3,827
34	OneBeacon Insurance Group Ltd., Class A	516
116	PartnerRe Ltd.	9,235
525	People’s United Financial, Inc.	8,279
148	Plum Creek Timber Co., Inc. (REIT)	5,288
728	PNC Financial Services Group, Inc.	39,137
906	Popular, Inc.	1,749
863	Progressive Corp. (The)	14,800
669	ProLogis (REIT)	8,623
121	Protective Life Corp.	2,222
312	Prudential Financial, Inc.	16,352
138	Raymond James Financial, Inc.	3,569
59	Rayonier, Inc. (REIT)	2,453
147	Realty Income Corp. (REIT)	4,116
128	Regency Centers Corp. (REIT)	4,438
1,632	Regions Financial Corp.	11,016
95	Reinsurance Group of America, Inc.	4,515
86	RenaissanceRe Holdings Ltd.	4,761
179	Senior Housing Properties Trust (REIT)	3,721
194	Simon Property Group, Inc. (REIT)	15,188
110	SL Green Realty Corp. (REIT)	5,617
519	SLM Corp.*	5,802
72	StanCorp Financial Group, Inc.	3,095
324	State Street Corp.	14,551
6	Student Loan Corp. (The)	217
706	SunTrust Banks, Inc.	16,810
538	Synovus Financial Corp.	1,533
74	Taubman Centers, Inc. (REIT)	2,866
183	TCF Financial Corp.	2,643
104	TFS Financial Corp.	1,336
117	Torchmark Corp.	5,441
37	Transatlantic Holdings, Inc.	1,839
723	Travelers Cos., Inc. (The)	38,023
2,686	U.S. Bancorp	66,102
215	UDR, Inc. (REIT)	3,612
61	Unitrin, Inc.	1,474
470	Unum Group	9,781
116	Validus Holdings Ltd.	3,247
217	Valley National Bancorp	3,125
223	Ventas, Inc. (REIT)	9,854
220	Vornado Realty Trust (REIT)	14,458
130	W. R. Berkley Corp.	3,346
160	Washington Federal, Inc.	3,118
147	Weingarten Realty Investors (REIT)	3,027
6,236	Wells Fargo & Co.	170,492
2	Wesco Financial Corp.	751
11	White Mountains Insurance Group Ltd.	3,813
135	Whitney Holding Corp./LA	1,735
97	Wilmington Trust Corp.	1,399
482	XL Capital Ltd., Class A	8,806
215	Zions Bancorp.	3,986
		1,965,293
	Health Care - 5.0%

498	Aetna, Inc.	14,935

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
51	AmerisourceBergen Corp.	$1,430
1,374	Boston Scientific Corp.*	10,635
1,081	Bristol-Myers Squibb Co.	26,495
62	Brookdale Senior Living, Inc.*	1,115
511	Cardinal Health, Inc.	17,359
253	CareFusion Corp.*	6,386
31	Charles River Laboratories International, Inc.*	1,175
362	CIGNA Corp.	12,402
63	Community Health Systems, Inc.*	2,159
65	Cooper Cos., Inc. (The)	2,604
148	Coventry Health Care, Inc.*	3,431
682	Eli Lilly & Co.	23,420
11	Emdeon, Inc., Class A*	172
165	Endo Pharmaceuticals Holdings, Inc.*	3,754
426	Forest Laboratories, Inc.*	12,729
145	Health Net, Inc.*	3,348
52	Hill-Rom Holdings, Inc.	1,364
327	Hologic, Inc.*	5,641
151	Humana, Inc.*	7,147
61	Inverness Medical Innovations, Inc.*	2,380
881	Johnson & Johnson	55,503
54	Kinetic Concepts, Inc.*	2,264
351	King Pharmaceuticals, Inc.*	3,949
30	Life Technologies Corp.*	1,523
77	LifePoint Hospitals, Inc.*	2,348
19	Lincare Holdings, Inc.*	763
194	McKesson Corp.	11,475
43	Mednax, Inc.*	2,300
2,642	Merck & Co., Inc.	97,437
125	Mylan, Inc.*	2,667
95	Omnicare, Inc.	2,572
128	PerkinElmer, Inc.	2,843
11,402	Pfizer, Inc.	200,105
33	Teleflex, Inc.	2,011
215	Tenet Healthcare Corp.*	1,133
544	Thermo Fisher Scientific, Inc.*	26,531
1,680	UnitedHealth Group, Inc.	56,885
119	Universal Health Services, Inc., Class B	3,691
150	Watson Pharmaceuticals, Inc.*	5,968
603	WellPoint, Inc.*	37,308
303	Zimmer Holdings, Inc.*	17,371
		696,728
	Industrials - 5.9%

12	A123 Systems, Inc.*	198
131	AGCO Corp.*	4,487
58	Alexander & Baldwin, Inc.	1,866
14	Armstrong World Industries, Inc.*	516
129	Avery Dennison Corp.	4,076
70	BE Aerospace, Inc.*	1,813
942	Boeing Co. (The)	59,497
84	Bucyrus International, Inc.	5,255
63	Carlisle Cos., Inc.	2,161
424	Caterpillar, Inc.	24,189
152	Cintas Corp.	3,768
48	Con-way, Inc.	1,560
145	Corrections Corp. of America*	3,103
180	Covanta Holding Corp.*	3,033
32	Crane Co.	1,013
555	CSX Corp.	26,340
189	Cummins, Inc.	10,731
137	Danaher Corp.	10,134
450	Deere & Co.	25,785
77	Dover Corp.	3,485
235	Eaton Corp.	16,008
37	Equifax, Inc.	1,194
440	FedEx Corp.	37,294
75	Gardner Denver, Inc.	3,271
40	GATX Corp.	1,066
75	General Cable Corp.*	1,832
440	General Dynamics Corp.	31,922
14,977	General Electric Co.	240,530
47	Graco, Inc.	1,288
30	Harsco Corp.	901
264	Hertz Global Holdings, Inc.*	2,482
69	Hubbell, Inc., Class B	3,233
49	IDEX Corp.	1,519
636	Illinois Tool Works, Inc.	28,951
230	ITT Corp.	11,783
18	Joy Global, Inc.	914
69	Kansas City Southern*	2,367
225	KBR, Inc.	4,660
113	Kennametal, Inc.	2,944
63	Kirby Corp.*	2,080
163	L-3 Communications Holdings, Inc.	14,901
62	Lincoln Electric Holdings, Inc.	2,957
185	Manitowoc Co., Inc. (The)	2,157
109	Manpower, Inc.	5,616
268	Masco Corp.	3,583
76	Monster Worldwide, Inc.*	1,060
449	Norfolk Southern Corp.	23,092
376	Northrop Grumman Corp.	23,034
127	Oshkosh Corp.*	4,841
68	Owens Corning*	1,600
36	PACCAR, Inc.	1,273
225	Parker Hannifin Corp.	13,570
102	Pentair, Inc.	3,321
292	Pitney Bowes, Inc.	6,687
295	Quanta Services, Inc.*	5,605
215	R.R. Donnelley & Sons Co.	4,276
126	Raytheon Co.	7,086
312	Republic Services, Inc.	8,780
181	Rockwell Automation, Inc.	9,790
18	Roper Industries, Inc.	998
77	Ryder System, Inc.	2,717
22	Shaw Group, Inc. (The)*	763
60	Snap-On, Inc.	2,533
723	Southwest Airlines Co.	9,095
103	Spirit Aerosystems Holdings, Inc., Class A*	1,969
71	SPX Corp.	4,224
111	Stanley Works (The)	6,355
150	Terex Corp.*	2,921
383	Textron, Inc.	7,629
53	Thomas & Betts Corp.*	1,913
139	Timken Co.	3,646
110	Trinity Industries, Inc.	1,851
337	Union Pacific Corp.	22,704
95	United Technologies Corp.	6,522
103	URS Corp.*	4,790
58	USG Corp.*	782
13	UTi Worldwide, Inc.	194
33	Verisk Analytics, Inc., Class A*	934
29	Waste Connections, Inc.*	975
71	Waste Management, Inc.	2,344
30	WESCO International, Inc.*	867
		819,204
	Information Technology - 2.8%

333	Activision Blizzard, Inc.	3,540
375	Advanced Micro Devices, Inc.*	2,966
236	Amdocs Ltd.*	6,863

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
155	AOL, Inc.*	$3,841
1,878	Applied Materials, Inc.	22,987
99	Arrow Electronics, Inc.*	2,793
637	Atmel Corp.*	2,873
105	Autodesk, Inc.*	2,927
140	Avnet, Inc.*	3,865
54	AVX Corp.	664
74	Broadridge Financial Solutions, Inc.	1,557
403	Brocade Communications Systems, Inc.*	2,345
128	CA, Inc.	2,880
116	Ciena Corp.*	1,663
135	CommScope, Inc.*	3,441
213	Computer Sciences Corp.*	11,031
343	Compuware Corp.*	2,569
120	Convergys Corp.*	1,481
323	Corning, Inc.	5,695
22	Cypress Semiconductor Corp.*	260
10	Diebold, Inc.	290
9	DST Systems, Inc.*	346
1,213	eBay, Inc.*	27,923
53	EchoStar Corp., Class A*	1,067
2,550	EMC Corp.*	44,600
175	Fairchild Semiconductor International, Inc.*	1,806
176	Fidelity National Information Services, Inc.	3,967
41	Harris Corp.	1,854
765	Hewlett-Packard Co.	38,854
75	IAC/InterActiveCorp*	1,679
229	Ingram Micro, Inc., Class A*	4,053
184	Integrated Device Technology, Inc.*	1,006
3,023	Intel Corp.	62,062
54	International Rectifier Corp.*	1,092
89	Intersil Corp., Class A	1,321
3	Itron, Inc.*	201
132	Jabil Circuit, Inc.	2,002
142	JDS Uniphase Corp.*	1,524
243	KLA-Tencor Corp.	7,079
108	Lexmark International, Inc., Class A*	3,641
919	LSI Corp.*	4,953
74	Marvell Technology Group Ltd.*	1,430
72	Maxim Integrated Products, Inc.	1,333
23	Microchip Technology, Inc.	622
985	Micron Technology, Inc.*	8,924
170	Molex, Inc.	3,477
3,032	Motorola, Inc.*	20,496
266	Novell, Inc.*	1,248
55	Novellus Systems, Inc.*	1,217
27	Nuance Communications, Inc.*	389
316	PMC-Sierra, Inc.*	2,623
43	Rovi Corp.*	1,441
148	SAIC, Inc.*	2,916
166	SanDisk Corp.*	4,836
70	Seagate Technology*	1,394
76	Synopsys, Inc.*	1,664
70	Tech Data Corp.*	2,999
558	Tellabs, Inc.	3,856
45	Teradata Corp.*	1,372
65	Total System Services, Inc.	926
209	Vishay Intertechnology, Inc.*	2,142
31	Western Digital Corp.*	1,198
1,468	Xerox Corp.	13,755
111	Yahoo!, Inc.*	1,699
6	Zebra Technologies Corp., Class A*	171
		379,689
	Materials - 2.3%

196	Air Products & Chemicals, Inc.	13,442
113	Airgas, Inc.	7,248
157	AK Steel Holding Corp.	3,380
122	Albemarle Corp.	4,574
739	Alcoa, Inc.	9,829
138	Allegheny Technologies, Inc.	6,025
97	Aptargroup, Inc.	3,737
101	Ashland, Inc.	4,755
48	Ball Corp.	2,594
153	Bemis Co., Inc.	4,478
90	Cabot Corp.	2,615
62	Carpenter Technology Corp.	1,852
10	CF Industries Holdings, Inc.	1,062
169	Cliffs Natural Resources, Inc.	9,532
161	Commercial Metals Co.	2,640
20	Compass Minerals International, Inc.	1,511
66	Cytec Industries, Inc.	2,816
1,575	Dow Chemical Co. (The)	44,588
857	E.I. du Pont de Nemours & Co.	28,898
102	Eastman Chemical Co.	6,074
17	FMC Corp.	972
229	Freeport-McMoRan Copper & Gold, Inc.	17,212
49	Greif, Inc., Class A	2,511
230	Huntsman Corp.	3,158
8	International Flavors & Fragrances, Inc.	337
612	International Paper Co.	14,180
4	Intrepid Potash, Inc.*	110
11	Lubrizol Corp.	869
37	Martin Marietta Materials, Inc.	2,931
241	MeadWestvaco Corp.	5,529
444	Nucor Corp.	18,382
43	Owens-Illinois, Inc.*	1,274
131	Packaging Corp. of America	3,118
31	Pactiv Corp.*	768
232	PPG Industries, Inc.	14,277
88	Reliance Steel & Aluminum Co.	3,902
37	Royal Gold, Inc.	1,663
87	RPM International, Inc.	1,675
8	Schnitzer Steel Industries, Inc., Class A	365
224	Sealed Air Corp.	4,576
143	Sonoco Products Co.	4,230
64	Southern Copper Corp.	1,879
303	Steel Dynamics, Inc.	4,948
148	Temple-Inland, Inc.	2,756
44	Terra Industries, Inc.	1,811
119	Titanium Metals Corp.*	1,403
203	United States Steel Corp.	10,747
7	Valhi, Inc.	122
140	Valspar Corp.	3,830
179	Vulcan Materials Co.	7,770
297	Weyerhaeuser Co.	11,999
		310,954
	Telecommunication Services - 2.9%

8,342	AT&T, Inc.	206,965
422	CenturyTel, Inc.	14,462
93	Clearwire Corp., Class A*	591
262	Crown Castle International Corp.*	9,904
247	Frontier Communications Corp.	1,924
21	Leap Wireless International, Inc.*	300
2,303	Level 3 Communications, Inc.*	3,662
224	NII Holdings, Inc.*	8,382

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,080	Qwest Communications International, Inc.	$9,485
4,028	Sprint Nextel Corp.*	13,413
126	Telephone & Data Systems, Inc.	3,932
22	United States Cellular Corp.*	806
4,019	Verizon Communications, Inc.	116,270
343	Windstream Corp.	3,474
		393,570
	Utilities - 3.7%

182	AES Corp. (The)*	2,128
111	AGL Resources, Inc.	4,033
92	Allegheny Energy, Inc.	2,084
156	Alliant Energy Corp.	4,934
336	Ameren Corp.	8,303
675	American Electric Power Co., Inc.	22,693
84	American Water Works Co., Inc.	1,870
190	Aqua America, Inc.	3,253
130	Atmos Energy Corp.	3,570
219	Calpine Corp.*	2,396
86	CenterPoint Energy, Inc.	1,151
323	CMS Energy Corp.	4,932
390	Consolidated Edison, Inc.	16,672
40	Constellation Energy Group, Inc.	1,403
833	Dominion Resources, Inc.	31,646
143	DPL, Inc.	3,795
230	DTE Energy Co.	9,987
1,822	Duke Energy Corp.	29,790
704	Dynegy, Inc., Class A*	1,056
459	Edison International	14,977
99	Energen Corp.	4,500
276	Entergy Corp.	20,968
852	Exelon Corp.	36,892
431	FirstEnergy Corp.	16,658
507	FPL Group, Inc.	23,510
189	Great Plains Energy, Inc.	3,366
129	Hawaiian Electric Industries, Inc.	2,628
83	Integrys Energy Group, Inc.	3,659
260	MDU Resources Group, Inc.	5,314
206	Mirant Corp.*	2,591
101	National Fuel Gas Co.	5,024
391	NiSource, Inc.	5,873
248	Northeast Utilities	6,349
373	NRG Energy, Inc.*	8,146
149	NSTAR	5,039
191	NV Energy, Inc.	2,122
137	OGE Energy Corp.	5,009
150	Oneok, Inc.	6,649
312	Pepco Holdings, Inc.	5,248
521	PG&E Corp.	21,840
142	Pinnacle West Capital Corp.	5,170
394	Progress Energy, Inc.	15,086
717	Public Service Enterprise Group, Inc.	21,309
245	Questar Corp.	10,287
497	RRI Energy, Inc.*	2,112
174	SCANA Corp.	6,273
345	Sempra Energy	16,964
1,108	Southern Co.	35,201
301	TECO Energy, Inc.	4,614
154	UGI Corp.	3,858
112	Vectren Corp.	2,604
155	Westar Energy, Inc.	3,317
164	Wisconsin Energy Corp.	7,942
647	Xcel Energy, Inc.	13,464
		510,259
	Total Common Stocks (Cost $6,520,927)	7,699,435

Principal Amount
	Repurchase Agreements (a) - 14.4%
$73,827	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $73,828(b)	73,827
73,827	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $73,828(c)	73,827
5,048	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $5,048(d)	5,048
3,564	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $3,564(e)	3,564
221,482	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $221,487(f)	221,482
221,482	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $221,487(g)	221,482
5,703	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $5,703(h)	5,703
228,611	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $228,613(i)	228,611
295,310	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $295,316(j)	295,310
147,655	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $147,656(k)	147,655
428,199	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $428,203(l)	428,199
258,396	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $258,398(m)	258,396
32,906	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $32,906(n)	32,906
	Total Repurchase Agreements (Cost $1,996,010)	1,996,010
	Total Investment Securities (Cost $8,516,937) — 70.1%	9,695,445
	Other assets less liabilities — 29.9%	4,132,202
	Net Assets — 100.0%	$13,827,647

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $2,701,389.

See accompanying notes to schedules of portfolio investments.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $75,304. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $75,304. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $5,149. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $3,635. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $225,912. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $225,913. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $5,817. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $233,184. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $301,217. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $150,609. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $436,763. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $263,564. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $33,564.  The investment in the repurchase agreement was through participation in a pooled account.

REIT        Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$341,685
Aggregate gross unrealized depreciation	(233,210)
Net unrealized appreciation	$108,475
Federal income tax cost of investments	$9,586,970

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on Russell 1000® Value Index	$4,460,902	$1,549,544

Equity Index Swap Agreement with Deutsche Bank AG, based on Russell 1000® Value Index	3,513,794	(13,410)

Equity Index Swap Agreement with Societe Generale, based on Russell 1000® Value Index	9,396,499	2,596,236

Equity Index Swap Agreement with UBS AG, based on Russell 1000® Value Index	2,583,245	40,023

		$4,172,393

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$7,699,435	$—	$7,699,435
Repurchase Agreements	—	1,996,010	1,996,010
Total Investment Securities	7,699,435	1,996,010	9,695,445
Other Financial Instruments*:
Swap Agreements	—	4,172,393	4,172,393
Total Other Financial Instruments	—	4,172,393	4,172,393
Total Investments	$7,699,435	$6,168,403	$13,867,838

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Russell1000 Growth

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 67.3%
	Consumer Discretionary - 7.2%

133	Aaron’s, Inc.	$3,946
121	Abercrombie & Fitch Co., Class A	4,407
264	Advance Auto Parts, Inc.	10,771
187	Aeropostale, Inc.*	6,612
909	Amazon.com, Inc.*	107,626
471	American Eagle Outfitters, Inc.	7,946
366	Apollo Group, Inc., Class A*	21,916
19	AutoNation, Inc.*	337
83	AutoZone, Inc.*	13,772
21	Barnes & Noble, Inc.	421
721	Bed Bath & Beyond, Inc.*	30,001
932	Best Buy Co., Inc.	34,018
25	Big Lots, Inc.*	838
299	BorgWarner, Inc.*	11,201
282	Brinker International, Inc.	5,107
127	Brink’s Home Security Holdings, Inc.*	5,315
294	Burger King Holdings, Inc.	5,260
176	Career Education Corp.*	4,896
432	CarMax, Inc.*	8,722
550	Carnival Corp.	19,778
459	Chico’s FAS, Inc.*	6,219
88	Chipotle Mexican Grill, Inc.*	9,214
22	Choice Hotels International, Inc.	727
877	Coach, Inc.	31,958
595	Comcast Corp., Class A	9,782
94	CTC Media, Inc.*	1,607
379	Darden Restaurants, Inc.	15,368
171	DeVry, Inc.	10,799
237	Dick’s Sporting Goods, Inc.*	5,766
1,270	DIRECTV, Class A*	42,990
723	Discovery Communications, Inc., Class C*	19,188
63	Dollar General Corp.*	1,505
248	Dollar Tree, Inc.*	13,824
41	Education Management Corp.*	816
462	Expedia, Inc.*	10,275
388	Family Dollar Stores, Inc.	12,800
18	Federal Mogul Corp.*	348
190	Foot Locker, Inc.	2,464
399	GameStop Corp., Class A*	6,863
1,178	Gap, Inc. (The)	25,327
255	Garmin Ltd.	8,147
381	Gentex Corp.	7,395
669	Goodyear Tire & Rubber Co. (The)*	8,690
161	Guess?, Inc.	6,567
939	H&R Block, Inc.	16,226
262	Hanesbrands, Inc.*	6,794
106	Harman International Industries, Inc.*	4,573
206	Hasbro, Inc.	7,371
66	Hillenbrand, Inc.	1,323
314	Home Depot, Inc.	9,797
75	Hyatt Hotels Corp., Class A*	2,507
46	Interactive Data Corp.	1,394
680	International Game Technology	11,934
105	ITT Educational Services, Inc.*	11,449
114	John Wiley & Sons, Inc., Class A	4,786
1,021	Johnson Controls, Inc.	31,753
16	KB Home	260
790	Kohl’s Corp.*	42,518
627	Las Vegas Sands Corp.*	10,427
269	Leggett & Platt, Inc.	5,098
493	Limited Brands, Inc.	10,900
388	LKQ Corp.*	7,430
1,284	Lowe’s Cos., Inc.	30,444
390	Marriott International, Inc., Class A	10,573
768	Mattel, Inc.	16,888
3,049	McDonald’s Corp.	194,679
870	McGraw-Hill Cos., Inc. (The)	29,754
40	MDC Holdings, Inc.	1,369
251	MGM Mirage*	2,646
54	Morningstar, Inc.*	2,381
111	NetFlix, Inc.*	7,332
20	New York Times Co. (The), Class A*	219
124	Newell Rubbermaid, Inc.	1,705
999	NIKE, Inc., Class B	67,532
456	Nordstrom, Inc.	16,845
2	NVR, Inc.*	1,417
139	Office Depot, Inc.*	1,004
860	Omnicom Group, Inc.	31,493
375	O’Reilly Automotive, Inc.*	14,737
76	Panera Bread Co., Class A*	5,532
38	Penske Auto Group, Inc.*	553
349	PetSmart, Inc.	9,500
92	Phillips-Van Heusen Corp.	4,004
144	Polo Ralph Lauren Corp.	11,510
122	priceline.com, Inc.*	27,665
100	Pulte Homes, Inc.*	1,083
46	RadioShack Corp.	900
115	Regal Entertainment Group, Class A	1,718
349	Ross Stores, Inc.	17,070
111	Royal Caribbean Cruises Ltd.*	3,138
176	Scientific Games Corp., Class A*	2,973
143	Scripps Networks Interactive, Inc., Class A	5,660
235	Sherwin-Williams Co. (The)	14,894
1,978	Staples, Inc.	50,953
2,033	Starbucks Corp.*	46,576
85	Starwood Hotels & Resorts Worldwide, Inc.	3,289
39	Strayer Education, Inc.	8,846
2,078	Target Corp.	107,059
52	Thor Industries, Inc.	1,764
313	Tiffany & Co.	13,894
1,143	TJX Cos., Inc.	47,583
40	TRW Automotive Holdings Corp.*	1,075
356	Urban Outfitters, Inc.*	11,467
55	VF Corp.	4,256
156	WABCO Holdings, Inc.	4,171
11	Warner Music Group Corp.*	63
8	Weight Watchers International, Inc.	206
405	Wendy’s/Arby’s Group, Inc., Class A	1,976
106	Williams-Sonoma, Inc.	2,275
144	WMS Industries, Inc.*	5,462
218	Wyndham Worldwide Corp.	5,012
1,276	Yum! Brands, Inc.	43,027
		1,644,241
	Consumer Staples - 10.9%

200	Alberto-Culver Co.	5,544
5,714	Altria Group, Inc.	114,966
996	Archer-Daniels-Midland Co.	29,243
1,181	Avon Products, Inc.	35,950
26	BJ’s Wholesale Club, Inc.*	940
207	Brown-Forman Corp., Class B	10,838
370	Campbell Soup Co.	12,332
194	Church & Dwight Co., Inc.	13,033
341	Clorox Co.	20,907
5,030	Coca-Cola Co. (The)	265,182
725	Coca-Cola Enterprises, Inc.	18,524
1,381	Colgate-Palmolive Co.	114,540
1,200	Costco Wholesale Corp.	73,164
1,227	CVS Caremark Corp.	41,411

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
497	Dean Foods Co.*	$7,251
160	Energizer Holdings, Inc.*	9,272
308	Estee Lauder Cos., Inc. (The), Class A	18,520
176	Flowers Foods, Inc.	4,486
375	General Mills, Inc.	27,004
95	Green Mountain Coffee Roasters, Inc.*	8,017
704	H. J. Heinz Co.	32,314
190	Hansen Natural Corp.*	7,904
171	Herbalife Ltd.	6,848
248	Hershey Co. (The)	9,860
20	Hormel Foods Corp.	822
702	Kellogg Co.	36,609
997	Kimberly-Clark Corp.	60,558
706	Kraft Foods, Inc., Class A	20,072
1,520	Kroger Co. (The)	33,592
381	Lorillard, Inc.	27,828
361	McCormick & Co., Inc. (Non-Voting)	13,397
284	Mead Johnson Nutrition Co.	13,433
20	Molson Coors Brewing Co., Class B	808
102	NBTY, Inc.*	4,631
4,469	PepsiCo, Inc.	279,178
5,421	Philip Morris International, Inc.	265,521
5,277	Procter & Gamble Co. (The)	333,928
477	Sara Lee Corp.	6,468
30	Smithfield Foods, Inc.*	516
1,631	Sysco Corp.	47,136
2,741	Walgreen Co.	96,593
6,110	Wal-Mart Stores, Inc.	330,368
308	Whole Foods Market, Inc.*	10,931
		2,470,439
	Energy - 2.7%

331	Alpha Natural Resources, Inc.*	15,229
133	Atwood Oceanics, Inc.*	4,450
611	Cameron International Corp.*	25,130
69	CNX Gas Corp.*	1,807
10	Comstock Resources, Inc.*	345
499	CONSOL Energy, Inc.	25,130
41	Continental Resources, Inc.*	1,619
191	Diamond Offshore Drilling, Inc.	16,678
228	Dresser-Rand Group, Inc.*	7,047
539	El Paso Corp.	5,643
339	EXCO Resources, Inc.	6,411
79	Exterran Holdings, Inc.*	1,797
3,480	Exxon Mobil Corp.	226,200
341	FMC Technologies, Inc.*	19,154
113	Forest Oil Corp.*	3,062
227	Frontier Oil Corp.	2,813
90	Helmerich & Payne, Inc.	3,647
117	Holly Corp.	3,005
252	Mariner Energy, Inc.*	3,785
189	Massey Energy Co.	8,140
151	Oceaneering International, Inc.*	9,128
62	Patterson-UTI Energy, Inc.	957
739	Peabody Energy Corp.	33,972
832	Petrohawk Energy Corp.*	17,805
209	Plains Exploration & Production Co.*	6,857
225	Pride International, Inc.*	6,296
324	Quicksilver Resources, Inc.*	4,834
63	Range Resources Corp.	3,188
55	Rowan Cos., Inc.*	1,431
1,500	Schlumberger Ltd.	91,650
14	Seahawk Drilling, Inc.*	288
407	Smith International, Inc.	16,683
950	Southwestern Energy Co.*	40,423
42	St. Mary Land & Exploration Co.	1,368
52	Teekay Corp.	1,307
155	Tesoro Corp.	1,848
		619,127
	Financials - 3.4%

114	Affiliated Managers Group, Inc.*	8,109
1,292	Aflac, Inc.	63,889
26	Alexandria Real Estate Equities, Inc. (REIT)	1,602
512	American Express Co.	19,553
127	American International Group, Inc.*	3,146
75	AmeriCredit Corp.*	1,669
56	Ameriprise Financial, Inc.	2,242
257	Arthur J. Gallagher & Co.	6,099
110	Axis Capital Holdings Ltd.	3,459
677	Bank of New York Mellon Corp. (The)	19,308
31	BlackRock, Inc.	6,783
20	BOK Financial Corp.	920
236	Brown & Brown, Inc.	3,960
352	Capital One Financial Corp.	13,288
111	CapitalSource, Inc.	610
56	Capitol Federal Financial	1,939
653	CB Richard Ellis Group, Inc., Class A*	8,620
2,625	Charles Schwab Corp. (The)	48,064
11	CME Group, Inc.	3,319
35	CNA Financial Corp.*	861
60	Commerce Bancshares, Inc./MO	2,431
210	Digital Realty Trust, Inc. (REIT)	10,832
323	Eaton Vance Corp.	9,751
45	Endurance Specialty Holdings Ltd.	1,731
58	Erie Indemnity Co., Class A	2,298
21	Federal Realty Investment Trust (REIT)	1,448
227	Federated Investors, Inc., Class B	5,677
95	Fidelity National Financial, Inc., Class A	1,354
186	Franklin Resources, Inc.	18,920
575	Genworth Financial, Inc., Class A*	9,165
525	GLG Partners, Inc.*	1,459
86	Goldman Sachs Group, Inc. (The)	13,446
57	Greenhill & Co., Inc.	4,073
11	Hanover Insurance Group, Inc. (The)	464
314	HCP, Inc. (REIT)	9,037
166	Health Care REIT, Inc. (REIT)	7,032
718	Hudson City Bancorp, Inc.	9,707
201	IntercontinentalExchange, Inc.*	21,565
92	Invesco Ltd.	1,803
10	Investment Technology Group, Inc.*	170
437	Janus Capital Group, Inc.	5,462
242	Jefferies Group, Inc.	6,040
211	Lazard Ltd., Class A	7,581
188	Leucadia National Corp.*	4,463
257	Lincoln National Corp.	6,471
108	Marsh & McLennan Cos., Inc.	2,508
518	Moody’s Corp.	13,789
871	Morgan Stanley	24,545
277	MSCI, Inc., Class A*	8,304
165	NASDAQ OMX Group, Inc. (The)*	3,074
236	Nationwide Health Properties, Inc. (REIT)	7,833
665	Northern Trust Corp.	35,438
185	NYSE Euronext	4,880
160	Plum Creek Timber Co., Inc. (REIT)	5,717
859	Principal Financial Group, Inc.	19,937
193	Progressive Corp. (The)	3,310
660	Prudential Financial, Inc.	34,591
372	Public Storage (REIT)	30,575
99	Rayonier, Inc. (REIT)	4,115

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
15	Reinsurance Group of America, Inc.	$713
334	SEI Investments Co.	5,885
283	Simon Property Group, Inc. (REIT)	22,156
280	SLM Corp.*	3,130
256	St. Joe Co. (The)*	7,040
727	State Street Corp.	32,650
1	Student Loan Corp. (The)	36
706	T. Rowe Price Group, Inc.	35,787
723	TD Ameritrade Holding Corp.*	12,645
26	TFS Financial Corp.	334
37	Validus Holdings Ltd.	1,036
123	W. R. Berkley Corp.	3,166
237	Waddell & Reed Financial, Inc., Class A	7,793
2,118	Wells Fargo & Co.	57,906
		768,713
	Health Care - 10.9%

4,271	Abbott Laboratories	231,830
18	Abraxis Bioscience, Inc.*	582
265	Aetna, Inc.	7,947
243	Alexion Pharmaceuticals, Inc.*	12,033
842	Allergan, Inc.	49,198
172	Allscripts-Misys Healthcare Solutions, Inc.*	3,077
690	AmerisourceBergen Corp.	19,348
2,799	Amgen, Inc.*	158,451
389	Amylin Pharmaceuticals, Inc.*	7,352
1,672	Baxter International, Inc.	95,187
189	Beckman Coulter, Inc.	12,391
662	Becton, Dickinson and Co.	51,550
746	Biogen Idec, Inc.*	41,037
276	BioMarin Pharmaceutical, Inc.*	5,520
53	Bio-Rad Laboratories, Inc., Class A*	4,950
1,482	Boston Scientific Corp.*	11,471
2,620	Bristol-Myers Squibb Co.	64,216
274	C.R. Bard, Inc.	22,956
1,273	Celgene Corp.*	75,769
203	Cephalon, Inc.*	13,940
186	Cerner Corp.*	15,429
122	Charles River Laboratories International, Inc.*	4,626
49	CIGNA Corp.	1,679
128	Community Health Systems, Inc.*	4,387
176	Covance, Inc.*	9,965
116	Coventry Health Care, Inc.*	2,689
285	DaVita, Inc.*	17,559
368	Dendreon Corp.*	11,493
410	DENTSPLY International, Inc.	13,567
154	Edwards Lifesciences Corp.*	14,142
1,469	Eli Lilly & Co.	50,445
56	Emdeon, Inc., Class A*	874
758	Express Scripts, Inc.*	72,776
136	Gen-Probe, Inc.*	6,131
746	Genzyme Corp.*	42,671
2,506	Gilead Sciences, Inc.*	119,311
681	Health Management Associates, Inc., Class A*	4,964
249	Henry Schein, Inc.*	14,151
69	Hill-Rom Holdings, Inc.	1,811
69	Hologic, Inc.*	1,190
443	Hospira, Inc.*	23,182
171	Humana, Inc.*	8,093
163	IDEXX Laboratories, Inc.*	8,608
339	Illumina, Inc.*	12,312
105	Intuitive Surgical, Inc.*	36,450
102	Inverness Medical Innovations, Inc.*	3,980
5,895	Johnson & Johnson	371,385
60	Kinetic Concepts, Inc.*	2,515
300	Laboratory Corp. of America Holdings*	21,993
427	Life Technologies Corp.*	21,675
154	Lincare Holdings, Inc.*	6,185
367	McKesson Corp.	21,708
1,332	Medco Health Solutions, Inc.*	84,236
40	Mednax, Inc.*	2,140
3,093	Medtronic, Inc.	134,236
3,262	Merck & Co., Inc.	120,303
93	Mettler-Toledo International, Inc.*	9,245
154	Millipore Corp.*	14,539
603	Mylan, Inc.*	12,868
263	Myriad Genetics, Inc.*	6,049
139	Omnicare, Inc.	3,763
159	OSI Pharmaceuticals, Inc.*	5,886
278	Patterson Cos., Inc.*	8,251
70	PerkinElmer, Inc.	1,555
219	Perrigo Co.	10,856
291	Pharmaceutical Product Development, Inc.	6,128
430	Quest Diagnostics, Inc.	24,403
209	ResMed, Inc.*	11,930
958	St. Jude Medical, Inc.*	36,615
936	Stryker Corp.	49,702
139	Talecris Biotherapeutics Holdings Corp.*	2,977
103	Techne Corp.	6,584
46	Teleflex, Inc.	2,803
901	Tenet Healthcare Corp.*	4,748
94	Thermo Fisher Scientific, Inc.*	4,584
128	United Therapeutics Corp.*	7,348
19	Universal Health Services, Inc., Class B	589
187	Valeant Pharmaceuticals International*	6,960
346	Varian Medical Systems, Inc.*	16,944
234	VCA Antech, Inc.*	5,574
535	Vertex Pharmaceuticals, Inc.*	21,726
267	Waters Corp.*	15,929
89	WellPoint, Inc.*	5,506
		2,481,728
	Industrials - 7.0%

1,918	3M Co.	153,728
52	A123 Systems, Inc.*	856
261	Aecom Technology Corp.*	7,073
90	Alliant Techsystems, Inc.*	7,150
296	AMETEK, Inc.	11,556
919	AMR Corp.*	8,446
24	Armstrong World Industries, Inc.*	884
58	Avery Dennison Corp.	1,833
128	BE Aerospace, Inc.*	3,315
165	Boeing Co. (The)	10,421
133	Brink’s Co. (The)	3,389
46	Bucyrus International, Inc.	2,878
469	C.H. Robinson Worldwide, Inc.	25,012
47	Carlisle Cos., Inc.	1,612
832	Caterpillar, Inc.	47,466
66	Cintas Corp.	1,636
382	Continental Airlines, Inc., Class B*	7,892
45	Con-way, Inc.	1,462
84	Copa Holdings S.A., Class A	4,569
185	Copart, Inc.*	6,601
36	Corrections Corp. of America*	770
70	Crane Co.	2,217
184	Cummins, Inc.	10,448

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
444	Danaher Corp.	$32,843
290	Deere & Co.	16,617
2,133	Delta Air Lines, Inc.*	27,558
214	Donaldson Co., Inc.	8,830
364	Dover Corp.	16,475
147	Dun & Bradstreet Corp.	10,314
2,076	Emerson Electric Co.	98,278
273	Equifax, Inc.	8,807
587	Expeditors International of Washington, Inc.	21,408
366	Fastenal Co.	16,239
142	First Solar, Inc.*	15,038
154	Flowserve Corp.	15,414
496	Fluor Corp.	21,229
142	FTI Consulting, Inc.*	5,217
57	GATX Corp.	1,519
90	General Dynamics Corp.	6,529
342	Goodrich Corp.	22,445
75	Graco, Inc.	2,056
162	Harsco Corp.	4,863
2,055	Honeywell International, Inc.	82,529
19	Hubbell, Inc., Class B	890
132	IDEX Corp.	4,092
133	IHS, Inc., Class A*	6,889
498	Iron Mountain, Inc.*	12,888
50	ITT Corp.	2,561
243	J.B. Hunt Transport Services, Inc.	8,622
341	Jacobs Engineering Group, Inc.*	13,231
247	Joy Global, Inc.	12,548
116	Kansas City Southern*	3,979
30	Kirby Corp.*	990
142	Landstar System, Inc.	5,664
128	Lennox International, Inc.	5,402
879	Lockheed Martin Corp.	68,351
468	Masco Corp.	6,257
632	McDermott International, Inc.*	14,441
203	Monster Worldwide, Inc.*	2,832
118	MSC Industrial Direct Co., Class A	5,377
173	Navistar International Corp.*	6,775
132	Norfolk Southern Corp.	6,789
106	Northrop Grumman Corp.	6,494
104	Owens Corning*	2,447
929	PACCAR, Inc.	32,840
325	Pall Corp.	12,828
75	Pentair, Inc.	2,442
388	Precision Castparts Corp.	43,747
146	R.R. Donnelley & Sons Co.	2,904
840	Raytheon Co.	47,242
282	Republic Services, Inc.	7,935
422	Robert Half International, Inc.	11,774
40	Rockwell Automation, Inc.	2,164
437	Rockwell Collins, Inc.	24,594
214	Roper Industries, Inc.	11,864
187	Shaw Group, Inc. (The)*	6,489
44	Snap-On, Inc.	1,858
638	Southwest Airlines Co.	8,026
94	Spirit Aerosystems Holdings, Inc., Class A*	1,797
235	Stericycle, Inc.*	12,967
267	SunPower Corp., Class A*	5,006
45	Thomas & Betts Corp.*	1,624
93	Toro Co.	4,094
110	TransDigm Group, Inc.	5,524
740	Union Pacific Corp.	49,854
1,912	United Parcel Service, Inc., Class B	112,311
2,123	United Technologies Corp.	145,744
29	URS Corp.*	1,348
255	UTi Worldwide, Inc.	3,807
58	Valmont Industries, Inc.	4,130
203	Verisk Analytics, Inc., Class A*	5,745
171	W.W. Grainger, Inc.	17,382
162	Waste Connections, Inc.*	5,446
1,219	Waste Management, Inc.	40,251
62	WESCO International, Inc.*	1,791
133	Westinghouse Air Brake Technologies Corp.	5,073
		1,593,542
	Information Technology - 21.6%

899	Activision Blizzard, Inc.	9,556
1,447	Adobe Systems, Inc.*	50,139
813	Advanced Micro Devices, Inc.*	6,431
947	Agilent Technologies, Inc.*	29,793
478	Akamai Technologies, Inc.*	12,571
147	Alliance Data Systems Corp.*	8,150
812	Altera Corp.	19,837
76	Amdocs Ltd.*	2,210
474	Amphenol Corp., Class A	19,742
806	Analog Devices, Inc.	23,567
241	ANSYS, Inc.*	10,570
2,466	Apple, Inc.*	504,593
138	Arrow Electronics, Inc.*	3,893
426	Autodesk, Inc.*	11,877
1,387	Automatic Data Processing, Inc.	57,713
139	Avnet, Inc.*	3,838
30	AVX Corp.	369
511	BMC Software, Inc.*	18,825
1,358	Broadcom Corp., Class A	42,533
241	Broadridge Financial Solutions, Inc.	5,071
429	Brocade Communications Systems, Inc.*	2,497
839	CA, Inc.	18,877
729	Cadence Design Systems, Inc.*	4,155
27	Ciena Corp.*	387
15,942	Cisco Systems, Inc.*	387,869
500	Citrix Systems, Inc.*	21,505
807	Cognizant Technology Solutions Corp., Class A*	38,841
36	Convergys Corp.*	444
3,667	Corning, Inc.	64,649
285	Cree, Inc.*	19,332
389	Cypress Semiconductor Corp.*	4,606
4,735	Dell, Inc.*	62,644
160	Diebold, Inc.	4,634
144	Dolby Laboratories, Inc., Class A*	7,671
94	DST Systems, Inc.*	3,612
719	eBay, Inc.*	16,551
894	Electronic Arts, Inc.*	14,823
578	EMC Corp.*	10,109
106	Equinix, Inc.*	10,014
217	F5 Networks, Inc.*	12,109
116	Factset Research Systems, Inc.	7,679
562	Fidelity National Information Services, Inc.	12,667
431	Fiserv, Inc.*	20,787
416	FLIR Systems, Inc.*	11,153
172	Genpact Ltd.*	2,595
222	Global Payments, Inc.	9,504
662	Google, Inc., Class A*	348,742
286	Harris Corp.	12,933
232	Hewitt Associates, Inc., Class A*	8,814
5,117	Hewlett-Packard Co.	259,892
117	IAC/InterActiveCorp*	2,620
97	Integrated Device Technology, Inc.*	531

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
9,524	Intel Corp.	$195,528
3,652	International Business Machines Corp.	464,388
89	International Rectifier Corp.*	1,800
168	Intersil Corp., Class A	2,493
894	Intuit, Inc.*	28,930
101	Itron, Inc.*	6,762
258	Jabil Circuit, Inc.	3,914
303	JDS Uniphase Corp.*	3,251
1,447	Juniper Networks, Inc.*	40,487
350	Lam Research Corp.*	11,868
263	Lender Processing Services, Inc.	10,041
615	Linear Technology Corp.	16,710
1,281	Marvell Technology Group Ltd.*	24,749
236	Mastercard, Inc., Class A	52,951
707	Maxim Integrated Products, Inc.	13,094
430	McAfee, Inc.*	17,067
617	MEMC Electronic Materials, Inc.*	7,472
461	Microchip Technology, Inc.	12,475
412	Micron Technology, Inc.*	3,733
222	MICROS Systems, Inc.*	6,669
21,303	Microsoft Corp.	610,544
31	Molex, Inc.	634
405	Motorola, Inc.*	2,738
157	National Instruments Corp.	4,964
634	National Semiconductor Corp.	9,180
438	NCR Corp.*	5,528
921	NetApp, Inc.*	27,639
199	NeuStar, Inc., Class A*	4,613
433	Novell, Inc.*	2,031
163	Novellus Systems, Inc.*	3,606
576	Nuance Communications, Inc.*	8,289
1,510	NVIDIA Corp.*	24,462
1,162	ON Semiconductor Corp.*	9,250
10,565	Oracle Corp.	260,427
889	Paychex, Inc.	26,617
327	QLogic Corp.*	5,951
4,574	QUALCOMM, Inc.	167,820
289	Rambus, Inc.*	6,344
523	Red Hat, Inc.*	14,670
193	Rovi Corp.*	6,465
810	SAIC, Inc.*	15,957
300	Salesforce.com, Inc.*	20,385
302	SanDisk Corp.*	8,797
1,225	Seagate Technology*	24,390
123	Silicon Laboratories, Inc.*	5,589
84	Sohu.com, Inc.*	4,302
231	Sybase, Inc.*	10,254
2,269	Symantec Corp.*	37,552
250	Synopsys, Inc.*	5,475
388	Teradata Corp.*	11,830
479	Teradyne, Inc.*	4,785
3,521	Texas Instruments, Inc.	85,842
323	Total System Services, Inc.	4,600
330	Trimble Navigation Ltd.*	8,867
203	Varian Semiconductor Equipment Associates, Inc.*	6,106
533	VeriSign, Inc.*	13,282
1,241	Visa, Inc., Class A	105,832
110	Vishay Intertechnology, Inc.*	1,127
142	VMware, Inc., Class A*	7,030
149	WebMD Health Corp.*	6,419
556	Western Digital Corp.*	21,478
1,938	Western Union Co. (The)	30,582
799	Xerox Corp.	7,487
757	Xilinx, Inc.	19,553
3,070	Yahoo!, Inc.*	47,002
150	Zebra Technologies Corp., Class A*	4,285
		4,889,486
	Materials - 2.6%

200	Air Products & Chemicals, Inc.	13,716
14	Albemarle Corp.	525
1,246	Alcoa, Inc.	16,572
16	Ashland, Inc.	753
169	Ball Corp.	9,133
397	Celanese Corp., Class A	12,382
112	CF Industries Holdings, Inc.	11,899
36	Cliffs Natural Resources, Inc.	2,030
48	Compass Minerals International, Inc.	3,625
443	Crown Holdings, Inc.*	12,103
827	E.I. du Pont de Nemours & Co.	27,887
121	Eagle Materials, Inc.	2,854
654	Ecolab, Inc.	27,560
172	FMC Corp.	9,833
691	Freeport-McMoRan Copper & Gold, Inc.	51,936
205	International Flavors & Fragrances, Inc.	8,633
105	Intrepid Potash, Inc.*	2,890
163	Lubrizol Corp.	12,879
47	Martin Marietta Materials, Inc.	3,723
1,508	Monsanto Co.	106,540
436	Mosaic Co. (The)	25,458
383	Nalco Holding Co.	8,909
1,322	Newmont Mining Corp.	65,148
379	Owens-Illinois, Inc.*	11,234
28	Packaging Corp. of America	666
299	Pactiv Corp.*	7,403
849	Praxair, Inc.	63,794
29	Royal Gold, Inc.	1,303
188	RPM International, Inc.	3,619
46	Schnitzer Steel Industries, Inc., Class A	2,100
123	Scotts Miracle-Gro Co. (The), Class A	4,803
338	Sigma-Aldrich Corp.	16,119
358	Southern Copper Corp.	10,511
188	Terra Industries, Inc.	7,740
3	Valhi, Inc.	52
146	Walter Energy, Inc.	11,471
		577,803
	Telecommunication Services - 0.4%

1,100	American Tower Corp., Class A*	46,926
289	Crown Castle International Corp.*	10,924
376	Frontier Communications Corp.	2,929
125	Leap Wireless International, Inc.*	1,784
700	MetroPCS Communications, Inc.*	4,319
25	NII Holdings, Inc.*	935
322	SBA Communications Corp., Class A*	11,386
412	tw telecom, inc.*	6,547
560	Windstream Corp.	5,673
		91,423
	Utilities - 0.6%

1,484	AES Corp. (The)*	17,348
285	Allegheny Energy, Inc.	6,455
24	American Water Works Co., Inc.	534
501	Calpine Corp.*	5,481
905	CenterPoint Energy, Inc.	12,109
426	Constellation Energy Group, Inc.	14,940
42	DPL, Inc.	1,115
361	EQT Corp.	15,797
159	Exelon Corp.	6,885
150	FPL Group, Inc.	6,956

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
46	Integrys Energy Group, Inc.	$2,028
138	ITC Holdings Corp.	7,366
277	NV Energy, Inc.	3,077
54	Ormat Technologies, Inc.	1,562
1,040	PPL Corp.	29,619
		131,272
	Total Common Stocks (Cost $12,518,460)	15,267,774

Principal Amount
	Repurchase Agreements (a) - 8.6%
$72,897	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $72,898(b)	72,897
72,897	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $72,898(c)	72,897
3,385	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $3,385(d)	3,385
2,390	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $2,390(e)	2,390
218,690	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $218,695(f)	218,690
218,690	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $218,695(g)	218,690
3,825	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $3,825(h)	3,825
223,471	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $223,473(i)	223,471
291,587	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $291,593(j)	291,587
145,794	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $145,795(k)	145,794
422,801	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $422,805(l)	422,801
255,139	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $255,141(m)	255,139
31,057	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $31,057(n)	31,057
	Total Repurchase Agreements (Cost $1,962,623)	1,962,623
	Total Investment Securities (Cost $14,481,083) — 75.9%	17,230,397
	Other assets less liabilities — 24.1%	5,461,237
	Net Assets — 100.0%	$22,691,634

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $6,364,983.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $74,355. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $74,355. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $3,453. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $2,438. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $223,064. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $223,065. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $3,902. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $227,941. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $297,419. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $148,710. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $431,258. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $260,242. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $31,678.  The investment in the repurchase agreement was through participation in a pooled account.

REIT               Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$813,972
Aggregate gross unrealized depreciation	(270,182)
Net unrealized appreciation	$543,790
Federal income tax cost of investments	$16,686,607

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$5,874,961	$1,947,878

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	5,350,992	(36,570)

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	13,389,187	3,574,745

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	5,505,551	(28,366)

		$5,457,687

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$15,267,774	$—	$15,267,774
Repurchase Agreements	—	1,962,623	1,962,623
Total Investment Securities	15,267,774	1,962,623	17,230,397
Other Financial Instruments*:
Swap Agreements	—	5,457,687	5,457,687
Total Other Financial Instruments	—	5,457,687	5,457,687
Total Investments	$15,267,774	$7,420,310	$22,688,084

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Russell MidCap Value

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 58.8%
	Consumer Discretionary - 7.6%

219	Abercrombie & Fitch Co., Class A	$7,976
417	Autoliv, Inc.*	18,602
322	AutoNation, Inc.*	5,716
148	Barnes & Noble, Inc.	2,970
365	Big Lots, Inc.*	12,228
298	Black & Decker Corp.	21,596
38	BorgWarner, Inc.*	1,424
269	Boyd Gaming Corp.*	2,055
1,160	Cablevision Systems Corp., Class A	27,933
27	Career Education Corp.*	751
313	CarMax, Inc.*	6,320
3,002	CBS Corp., Class B	38,996
169	Central European Media Enterprises Ltd., Class A*	4,558
58	Chico’s FAS, Inc.*	786
99	Choice Hotels International, Inc.	3,271
200	Clear Channel Outdoor Holdings, Inc., Class A*	1,904
1,367	D.R. Horton, Inc.	16,896
100	Discovery Communications, Inc., Class C*	2,654
993	DISH Network Corp., Class A	19,830
53	Dollar General Corp.*	1,266
358	DreamWorks Animation SKG, Inc., Class A*	15,559
40	Education Management Corp.*	796
80	Expedia, Inc.*	1,779
75	Federal Mogul Corp.*	1,450
426	Foot Locker, Inc.	5,525
745	Fortune Brands, Inc.	32,653
96	GameStop Corp., Class A*	1,651
1,146	Gannett Co., Inc.	17,362
101	Garmin Ltd.	3,227
787	Genuine Parts Co.	31,763
1,158	Harley-Davidson, Inc.	28,498
153	Harman International Industries, Inc.*	6,600
252	Hasbro, Inc.	9,017
190	Hillenbrand, Inc.	3,810
80	Hyatt Hotels Corp., Class A*	2,674
96	Interactive Data Corp.	2,910
249	International Game Technology	4,370
149	International Speedway Corp., Class A	3,980
2,361	Interpublic Group of Cos., Inc.*	17,708
1,101	J.C. Penney Co., Inc.	30,366
432	Jarden Corp.	13,850
351	KB Home	5,714
280	Lamar Advertising Co., Class A*	8,422
356	Las Vegas Sands Corp.*	5,920
294	Leggett & Platt, Inc.	5,571
774	Lennar Corp., Class A	12,701
1,314	Liberty Global, Inc., Class A*	35,320
397	Liberty Media Corp. - Capital, Class A*	13,435
2,940	Liberty Media Corp. - Interactive, Class A*	37,015
431	Limited Brands, Inc.	9,529
2,079	Macy’s, Inc.	39,813
287	Madison Square Garden, Inc., Class A*	5,587
782	Marriott International, Inc., Class A	21,200
398	Mattel, Inc.	8,752
115	MDC Holdings, Inc.	3,935
170	Meredith Corp.	5,222
521	MGM Mirage*	5,491
275	Mohawk Industries, Inc.*	14,185
475	New York Times Co. (The), Class A*	5,197
1,149	Newell Rubbermaid, Inc.	15,799
24	NVR, Inc.*	16,999
1,110	Office Depot, Inc.*	8,014
328	Penn National Gaming, Inc.*	7,590
117	Penske Auto Group, Inc.*	1,702
87	Phillips-Van Heusen Corp.	3,786
13	Polo Ralph Lauren Corp.	1,039
1,479	Pulte Homes, Inc.*	16,018
540	RadioShack Corp.	10,562
191	Regal Entertainment Group, Class A	2,854
443	Royal Caribbean Cruises Ltd.*	12,524
178	Scripps Networks Interactive, Inc., Class A	7,045
249	Sears Holdings Corp.*	23,822
1,237	Service Corp. International	9,970
73	Sherwin-Williams Co. (The)	4,627
419	Signet Jewelers Ltd.*	12,071
773	Starwood Hotels & Resorts Worldwide, Inc.	29,915
86	Thor Industries, Inc.	2,918
50	Tiffany & Co.	2,220
675	Toll Brothers, Inc.*	12,710
217	TRW Automotive Holdings Corp.*	5,831
337	VF Corp.	26,077
1,426	Virgin Media, Inc.	23,101
38	WABCO Holdings, Inc.	1,016
202	Warner Music Group Corp.*	1,160
30	Washington Post Co. (The), Class B	12,609
151	Weight Watchers International, Inc.	3,884
1,080	Wendy’s/Arby’s Group, Inc., Class A	5,270
363	Whirlpool Corp.	30,550
277	Williams-Sonoma, Inc.	5,945
489	Wyndham Worldwide Corp.	11,242
330	Wynn Resorts Ltd.	20,978
		1,026,137
	Consumer Staples - 3.8%

65	Alberto-Culver Co.	1,802
224	BJ’s Wholesale Club, Inc.*	8,102
77	Brown-Forman Corp., Class B	4,032
663	Bunge Ltd.	39,508
310	Campbell Soup Co.	10,332
305	Central European Distribution Corp.*	10,172
76	Clorox Co.	4,659
226	Coca-Cola Enterprises, Inc.	5,774
2,205	ConAgra Foods, Inc.	53,934
939	Constellation Brands, Inc., Class A*	14,122
366	Corn Products International, Inc.	11,924
979	Del Monte Foods Co.	11,474
1,254	Dr. Pepper Snapple Group, Inc.	39,814
54	Energizer Holdings, Inc.*	3,129
66	Flowers Foods, Inc.	1,682
294	H. J. Heinz Co.	13,495
316	Hershey Co. (The)	12,564
313	Hormel Foods Corp.	12,867
588	J.M. Smucker Co. (The)	35,092
90	Lorillard, Inc.	6,574
502	Mead Johnson Nutrition Co.	23,745
594	Molson Coors Brewing Co., Class B	23,986
80	NBTY, Inc.*	3,632
281	Ralcorp Holdings, Inc.*	18,774
2,884	Rite Aid Corp.*	4,384
2,105	Safeway, Inc.	52,457
2,580	Sara Lee Corp.	34,985
637	Smithfield Foods, Inc.*	10,963
1,044	SUPERVALU, Inc.	15,942
1,492	Tyson Foods, Inc., Class A	25,424

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
106	Whole Foods Market, Inc.*	$3,762
		519,106
	Energy - 5.4%

805	Arch Coal, Inc.	18,104
42	Atwood Oceanics, Inc.*	1,405
1,438	BJ Services Co.	31,420
509	Cabot Oil & Gas Corp.	20,431
94	Cameron International Corp.*	3,866
408	Cimarex Energy Co.	24,382
208	Comstock Resources, Inc.*	7,180
402	Concho Resources, Inc.*	18,673
79	Continental Resources, Inc.*	3,119
1,297	Denbury Resources, Inc.*	18,262
2,502	El Paso Corp.	26,196
274	Encore Acquisition Co.*	13,571
84	EXCO Resources, Inc.	1,588
166	Exterran Holdings, Inc.*	3,777
348	Forest Oil Corp.*	9,431
114	Frontier Oil Corp.	1,413
251	Frontline Ltd.	6,764
513	Helix Energy Solutions Group, Inc.*	5,905
360	Helmerich & Payne, Inc.	14,587
58	Mariner Energy, Inc.*	871
87	Massey Energy Co.	3,747
939	Murphy Oil Corp.	48,734
1,399	Nabors Industries Ltd.*	30,834
651	Newfield Exploration Co.*	33,247
854	Noble Energy, Inc.	62,035
247	Oil States International, Inc.*	10,626
113	Overseas Shipholding Group, Inc.	5,027
646	Patterson-UTI Energy, Inc.	9,974
565	Pioneer Natural Resources Co.	26,357
312	Plains Exploration & Production Co.*	10,237
457	Pride International, Inc.*	12,787
656	Range Resources Corp.	33,200
458	Rowan Cos., Inc.*	11,917
695	SandRidge Energy, Inc.*	5,518
112	SEACOR Holdings, Inc.*	8,555
30	Seahawk Drilling, Inc.*	617
493	Smith International, Inc.	20,208
551	Southern Union Co.	13,191
3,184	Spectra Energy Corp.	69,411
235	St. Mary Land & Exploration Co.	7,656
575	Sunoco, Inc.	15,163
384	Superior Energy Services, Inc.*	7,937
115	Teekay Corp.	2,891
406	Tesoro Corp.	4,840
253	Tidewater, Inc.	11,276
204	Unit Corp.*	8,868
249	Whiting Petroleum Corp.*	18,638
		724,436
	Financials - 16.7%

174	Alexandria Real Estate Equities, Inc. (REIT)	10,722
27	Alleghany Corp.*	7,486
246	Allied World Assurance Co. Holdings Ltd.	11,341
721	AMB Property Corp. (REIT)	17,549
422	American Financial Group, Inc./OH	10,917
373	American International Group, Inc.*	9,239
79	American National Insurance Co.	8,575
309	AmeriCredit Corp.*	6,875
1,157	Ameriprise Financial, Inc.	46,315
2,686	Annaly Capital Management, Inc. (REIT)	49,369
1,368	AON Corp.	56,006
577	Apartment Investment & Management Co., Class A (REIT)	9,630
241	Arch Capital Group Ltd.*	17,829
38	Arthur J. Gallagher & Co.	902
410	Aspen Insurance Holdings Ltd.	11,587
854	Associated Banc-Corp	11,025
579	Assurant, Inc.	17,671
392	AvalonBay Communities, Inc. (REIT)	31,917
468	Axis Capital Holdings Ltd.	14,719
408	BancorpSouth, Inc.	7,944
238	Bank of Hawaii Corp.	10,046
68	BOK Financial Corp.	3,127
686	Boston Properties, Inc. (REIT)	46,600
634	Brandywine Realty Trust (REIT)	7,107
266	BRE Properties, Inc. (REIT)	8,967
153	Brown & Brown, Inc.	2,567
327	Camden Property Trust (REIT)	13,096
1,009	CapitalSource, Inc.	5,549
3,308	Chimera Investment Corp. (REIT)	13,232
716	Cincinnati Financial Corp.	19,260
212	City National Corp./CA	10,583
74	CNA Financial Corp.*	1,820
743	Comerica, Inc.	26,807
206	Commerce Bancshares, Inc./MO	8,345
284	Corporate Office Properties Trust (REIT)	10,460
253	Cullen/Frost Bankers, Inc.	13,700
2,645	Discover Financial Services	36,104
596	Douglas Emmett, Inc. (REIT)	8,398
1,105	Duke Realty Corp. (REIT)	12,265
163	Endurance Specialty Holdings Ltd.	6,269
1,350	Equity Residential (REIT)	48,708
45	Erie Indemnity Co., Class A	1,783
144	Essex Property Trust, Inc. (REIT)	12,370
303	Everest Re Group Ltd.	25,882
256	Federal Realty Investment Trust (REIT)	17,654
27	Federated Investors, Inc., Class B	675
991	Fidelity National Financial, Inc., Class A	14,122
3,924	Fifth Third Bancorp	47,912
490	First American Corp.	15,793
29	First Citizens BancShares, Inc./NC, Class A	5,307
1,091	First Horizon National Corp.*	13,965
926	First Niagara Financial Group, Inc.	13,001
544	Forest City Enterprises, Inc., Class A*	6,528
869	Fulton Financial Corp.	8,360
1,386	Genworth Financial, Inc., Class A*	22,093
216	Hanover Insurance Group, Inc. (The)	9,104
1,889	Hartford Financial Services Group, Inc.	46,035
556	HCC Insurance Holdings, Inc.	15,512
883	HCP, Inc. (REIT)	25,413
292	Health Care REIT, Inc. (REIT)	12,369
600	Hospitality Properties Trust (REIT)	13,182
3,038	Host Hotels & Resorts, Inc. (REIT)*	35,575
1,103	HRPT Properties Trust (REIT)	7,743
1,029	Hudson City Bancorp, Inc.	13,912
3,524	Huntington Bancshares, Inc./OH	16,950
201	Interactive Brokers Group, Inc., Class A*	3,463
1,887	Invesco Ltd.	36,985
197	Investment Technology Group, Inc.*	3,353
118	Janus Capital Group, Inc.	1,475
139	Jefferies Group, Inc.	3,469
209	Jones Lang LaSalle, Inc.	13,311

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,338	KeyCorp	$31,017
2,004	Kimco Realty Corp. (REIT)	27,836
788	Legg Mason, Inc.	20,370
589	Leucadia National Corp.*	13,983
549	Liberty Property Trust (REIT)	16,981
1,030	Lincoln National Corp.	25,935
380	M&T Bank Corp.	29,423
479	Macerich Co. (The) (REIT)	17,072
385	Mack-Cali Realty Corp. (REIT)	12,913
49	Markel Corp.*	17,285
2,383	Marsh & McLennan Cos., Inc.	55,333
2,587	Marshall & Ilsley Corp.	18,316
647	MBIA, Inc.*	3,119
134	Mercury General Corp.	5,502
375	NASDAQ OMX Group, Inc. (The)*	6,986
139	Nationwide Health Properties, Inc. (REIT)	4,613
2,091	New York Community Bancorp, Inc.	32,390
955	NYSE Euronext	25,193
1,188	Old Republic International Corp.	13,412
117	OneBeacon Insurance Group Ltd., Class A	1,775
408	PartnerRe Ltd.	32,481
1,834	People’s United Financial, Inc.	28,922
515	Plum Creek Timber Co., Inc. (REIT)	18,401
3,156	Popular, Inc.	6,091
3,020	Progressive Corp. (The)	51,793
2,336	ProLogis (REIT)	30,111
423	Protective Life Corp.	7,766
484	Raymond James Financial, Inc.	12,516
214	Rayonier, Inc. (REIT)	8,896
518	Realty Income Corp. (REIT)	14,504
439	Regency Centers Corp. (REIT)	15,220
5,701	Regions Financial Corp.	38,482
332	Reinsurance Group of America, Inc.	15,780
306	RenaissanceRe Holdings Ltd.	16,940
627	Senior Housing Properties Trust (REIT)	13,035
381	SL Green Realty Corp. (REIT)	19,454
1,810	SLM Corp.*	20,236
239	StanCorp Financial Group, Inc.	10,272
19	Student Loan Corp. (The)	687
2,463	SunTrust Banks, Inc.	58,644
1,872	Synovus Financial Corp.	5,335
264	Taubman Centers, Inc. (REIT)	10,225
635	TCF Financial Corp.	9,169
363	TFS Financial Corp.	4,665
408	Torchmark Corp.	18,972
134	Transatlantic Holdings, Inc.	6,660
741	UDR, Inc. (REIT)	12,449
206	Unitrin, Inc.	4,977
1,635	Unum Group	34,024
395	Validus Holdings Ltd.	11,056
753	Valley National Bancorp	10,843
770	Ventas, Inc. (REIT)	34,026
757	Vornado Realty Trust (REIT)	49,750
449	W. R. Berkley Corp.	11,557
557	Washington Federal, Inc.	10,856
512	Weingarten Realty Investors (REIT)	10,542
7	Wesco Financial Corp.	2,629
38	White Mountains Insurance Group Ltd.	13,172
479	Whitney Holding Corp./LA	6,155
340	Wilmington Trust Corp.	4,903
1,691	XL Capital Ltd., Class A	30,895
741	Zions Bancorp.	13,738
		2,250,207
	Health Care - 2.5%

175	AmerisourceBergen Corp.	4,907
217	Brookdale Senior Living, Inc.*	3,902
110	Charles River Laboratories International, Inc.*	4,171
1,262	CIGNA Corp.	43,236
229	Community Health Systems, Inc.*	7,848
225	Cooper Cos., Inc. (The)	9,014
526	Coventry Health Care, Inc.*	12,193
33	Emdeon, Inc., Class A*	515
578	Endo Pharmaceuticals Holdings, Inc.*	13,149
1,491	Forest Laboratories, Inc.*	44,551
512	Health Net, Inc.*	11,822
183	Hill-Rom Holdings, Inc.	4,802
1,140	Hologic, Inc.*	19,665
529	Humana, Inc.*	25,038
214	Inverness Medical Innovations, Inc.*	8,350
197	Kinetic Concepts, Inc.*	8,258
1,227	King Pharmaceuticals, Inc.*	13,804
95	Life Technologies Corp.*	4,822
266	LifePoint Hospitals, Inc.*	8,113
64	Lincare Holdings, Inc.*	2,570
154	Mednax, Inc.*	8,239
427	Mylan, Inc.*	9,112
336	Omnicare, Inc.	9,096
448	PerkinElmer, Inc.	9,950
112	Teleflex, Inc.	6,825
759	Tenet Healthcare Corp.*	4,000
421	Universal Health Services, Inc., Class B	13,059
518	Watson Pharmaceuticals, Inc.*	20,611
		331,622
	Industrials - 6.4%

46	A123 Systems, Inc.*	758
456	AGCO Corp.*	15,618
199	Alexander & Baldwin, Inc.	6,404
57	Armstrong World Industries, Inc.*	2,099
453	Avery Dennison Corp.	14,315
240	BE Aerospace, Inc.*	6,216
288	Bucyrus International, Inc.	18,017
218	Carlisle Cos., Inc.	7,477
534	Cintas Corp.	13,238
163	Con-way, Inc.	5,296
503	Corrections Corp. of America*	10,764
639	Covanta Holding Corp.*	10,767
119	Crane Co.	3,769
671	Cummins, Inc.	38,099
266	Dover Corp.	12,039
817	Eaton Corp.	55,654
137	Equifax, Inc.	4,420
256	Gardner Denver, Inc.	11,164
136	GATX Corp.	3,624
256	General Cable Corp.*	6,254
161	Graco, Inc.	4,413
104	Harsco Corp.	3,122
924	Hertz Global Holdings, Inc.*	8,686
261	Hubbell, Inc., Class B	12,228
160	IDEX Corp.	4,960
810	ITT Corp.	41,496
64	Joy Global, Inc.	3,251
260	Kansas City Southern*	8,918
793	KBR, Inc.	16,423
403	Kennametal, Inc.	10,498
214	Kirby Corp.*	7,064
577	L-3 Communications Holdings, Inc.	52,749

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
212	Lincoln Electric Holdings, Inc.	$10,112
643	Manitowoc Co., Inc. (The)	7,497
386	Manpower, Inc.	19,887
936	Masco Corp.	12,514
261	Monster Worldwide, Inc.*	3,641
445	Oshkosh Corp.*	16,963
239	Owens Corning*	5,624
794	Parker Hannifin Corp.	47,886
347	Pentair, Inc.	11,298
1,021	Pitney Bowes, Inc.	23,381
1,036	Quanta Services, Inc.*	19,684
750	R.R. Donnelley & Sons Co.	14,918
1,083	Republic Services, Inc.	30,476
629	Rockwell Automation, Inc.	34,023
61	Roper Industries, Inc.	3,382
279	Ryder System, Inc.	9,846
75	Shaw Group, Inc. (The)*	2,603
210	Snap-On, Inc.	8,866
2,519	Southwest Airlines Co.	31,689
350	Spirit Aerosystems Holdings, Inc., Class A*	6,692
239	SPX Corp.	14,218
389	Stanley Works (The)	22,270
518	Terex Corp.*	10,085
1,332	Textron, Inc.	26,533
178	Thomas & Betts Corp.*	6,426
477	Timken Co.	12,512
389	Trinity Industries, Inc.	6,547
357	URS Corp.*	16,601
200	USG Corp.*	2,696
36	UTi Worldwide, Inc.	538
121	Verisk Analytics, Inc., Class A*	3,424
106	Waste Connections, Inc.*	3,564
97	WESCO International, Inc.*	2,802
		868,998
	Information Technology - 3.8%

1,303	Advanced Micro Devices, Inc.*	10,307
823	Amdocs Ltd.*	23,933
348	Arrow Electronics, Inc.*	9,817
2,223	Atmel Corp.*	10,026
361	Autodesk, Inc.*	10,065
496	Avnet, Inc.*	13,695
191	AVX Corp.	2,349
265	Broadridge Financial Solutions, Inc.	5,576
1,410	Brocade Communications Systems, Inc.*	8,206
440	CA, Inc.	9,900
397	Ciena Corp.*	5,693
464	CommScope, Inc.*	11,827
748	Computer Sciences Corp.*	38,739
1,124	Compuware Corp.*	8,419
418	Convergys Corp.*	5,158
70	Cypress Semiconductor Corp.*	829
43	Diebold, Inc.	1,245
24	DST Systems, Inc.*	922
187	EchoStar Corp., Class A*	3,766
608	Fairchild Semiconductor International, Inc.*	6,275
619	Fidelity National Information Services, Inc.	13,952
139	Harris Corp.	6,286
265	IAC/InterActiveCorp*	5,933
797	Ingram Micro, Inc., Class A*	14,107
640	Integrated Device Technology, Inc.*	3,501
199	International Rectifier Corp.*	4,026
302	Intersil Corp., Class A	4,482
15	Itron, Inc.*	1,004
465	Jabil Circuit, Inc.	7,054
496	JDS Uniphase Corp.*	5,322
837	KLA-Tencor Corp.	24,382
383	Lexmark International, Inc., Class A*	12,911
3,206	LSI Corp.*	17,280
257	Marvell Technology Group Ltd.*	4,965
240	Maxim Integrated Products, Inc.	4,445
81	Microchip Technology, Inc.	2,192
3,444	Micron Technology, Inc.*	31,203
591	Molex, Inc.	12,086
927	Novell, Inc.*	4,348
189	Novellus Systems, Inc.*	4,181
101	Nuance Communications, Inc.*	1,453
1,098	PMC-Sierra, Inc.*	9,113
156	Rovi Corp.*	5,226
507	SAIC, Inc.*	9,988
583	SanDisk Corp.*	16,983
242	Seagate Technology*	4,818
265	Synopsys, Inc.*	5,803
248	Tech Data Corp.*	10,624
1,955	Tellabs, Inc.	13,509
160	Teradata Corp.*	4,878
225	Total System Services, Inc.	3,204
722	Vishay Intertechnology, Inc.*	7,400
109	Western Digital Corp.*	4,211
5,149	Xerox Corp.	48,246
28	Zebra Technologies Corp., Class A*	800
		516,663
	Materials - 4.6%

404	Airgas, Inc.	25,913
540	AK Steel Holding Corp.	11,626
424	Albemarle Corp.	15,896
486	Allegheny Technologies, Inc.	21,219
334	Aptargroup, Inc.	12,869
355	Ashland, Inc.	16,713
165	Ball Corp.	8,917
530	Bemis Co., Inc.	15,513
324	Cabot Corp.	9,415
217	Carpenter Technology Corp.	6,482
44	CF Industries Holdings, Inc.	4,675
587	Cliffs Natural Resources, Inc.	33,107
553	Commercial Metals Co.	9,069
76	Compass Minerals International, Inc.	5,740
230	Cytec Industries, Inc.	9,814
362	Eastman Chemical Co.	21,557
55	FMC Corp.	3,144
162	Greif, Inc., Class A	8,301
801	Huntsman Corp.	10,998
22	International Flavors & Fragrances, Inc.	926
2,130	International Paper Co.	49,352
16	Intrepid Potash, Inc.*	440
40	Lubrizol Corp.	3,160
136	Martin Marietta Materials, Inc.	10,774
846	MeadWestvaco Corp.	19,407
156	Owens-Illinois, Inc.*	4,624
454	Packaging Corp. of America	10,805
119	Pactiv Corp.*	2,946
810	PPG Industries, Inc.	49,847
314	Reliance Steel & Aluminum Co.	13,923
152	Royal Gold, Inc.	6,831
299	RPM International, Inc.	5,756
23	Schnitzer Steel Industries, Inc., Class A	1,050
783	Sealed Air Corp.	15,997
494	Sonoco Products Co.	14,613

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,064	Steel Dynamics, Inc.	$17,375
525	Temple-Inland, Inc.	9,776
154	Terra Industries, Inc.	6,340
417	Titanium Metals Corp.*	4,916
705	United States Steel Corp.	37,323
18	Valhi, Inc.	314
493	Valspar Corp.	13,489
616	Vulcan Materials Co.	26,741
1,043	Weyerhaeuser Co.	42,137
		619,830
	Telecommunication Services - 1.5%

1,463	CenturyTel, Inc.	50,137
319	Clearwire Corp., Class A*	2,029
918	Crown Castle International Corp.*	34,700
873	Frontier Communications Corp.	6,801
64	Leap Wireless International, Inc.*	913
8,034	Level 3 Communications, Inc.*	12,774
776	NII Holdings, Inc.*	29,038
7,271	Qwest Communications International, Inc.	33,156
448	Telephone & Data Systems, Inc.	13,982
74	United States Cellular Corp.*	2,711
1,206	Windstream Corp.	12,217
		198,458
	Utilities - 6.5%

637	AES Corp. (The)*	7,447
378	AGL Resources, Inc.	13,733
324	Allegheny Energy, Inc.	7,339
543	Alliant Energy Corp.	17,175
1,169	Ameren Corp.	28,886
295	American Water Works Co., Inc.	6,567
669	Aqua America, Inc.	11,453
457	Atmos Energy Corp.	12,549
762	Calpine Corp.*	8,336
306	CenterPoint Energy, Inc.	4,094
1,123	CMS Energy Corp.	17,148
1,358	Consolidated Edison, Inc.	58,055
142	Constellation Energy Group, Inc.	4,980
499	DPL, Inc.	13,243
809	DTE Energy Co.	35,127
2,461	Dynegy, Inc., Class A*	3,692
1,607	Edison International	52,436
357	Energen Corp.	16,229
669	Great Plains Energy, Inc.	11,915
451	Hawaiian Electric Industries, Inc.	9,187
292	Integrys Energy Group, Inc.	12,871
907	MDU Resources Group, Inc.	18,539
710	Mirant Corp.*	8,932
352	National Fuel Gas Co.	17,509
1,353	NiSource, Inc.	20,322
863	Northeast Utilities	22,093
1,310	NRG Energy, Inc.*	28,610
529	NSTAR	17,891
666	NV Energy, Inc.	7,399
474	OGE Energy Corp.	17,329
516	Oneok, Inc.	22,874
1,084	Pepco Holdings, Inc.	18,233
497	Pinnacle West Capital Corp.	18,096
1,375	Progress Energy, Inc.	52,649
856	Questar Corp.	35,943
1,728	RRI Energy, Inc.*	7,344
603	SCANA Corp.	21,738
1,208	Sempra Energy	59,397
1,048	TECO Energy, Inc.	16,066
534	UGI Corp.	13,377
400	Vectren Corp.	9,300
539	Westar Energy, Inc.	11,535
575	Wisconsin Energy Corp.	27,847
2,251	Xcel Energy, Inc.	46,843
		872,328
	Total Common Stocks (Cost $6,520,891)	7,927,785

Principal Amount
	Repurchase Agreements (a) - 14.4%
$70,119	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $70,120(b)	70,119
70,119	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $70,120(c)	70,119
13,116	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $13,116(d)	13,116
9,261	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $9,261(e)	9,261
210,356	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $210,360(f)	210,356
210,356	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $210,361(g)	210,356
14,818	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $14,818(h)	14,818
228,879	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $228,881(i)	228,879
280,475	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $280,481(j)	280,475
140,237	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $140,238(k)	140,237
406,688	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $406,692(l)	406,688
245,415	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $245,417(m)	245,415

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$38,721	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $38,721(n)	$38,721
	Total Repurchase Agreements (Cost $1,938,560)	1,938,560
	Total Investment Securities (Cost $8,459,451) — 73.2%	9,866,345
	Other assets less liabilities — 26.8%	3,605,526
	Net Assets — 100.0%	$13,471,871

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $3,671,732.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $71,521. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $71,521. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $13,378. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $9,446. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $214,564. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $214,564. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $15,114. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $233,457. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $286,085. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $143,042. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $414,822. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $250,324. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $39,496.  The investment in the repurchase agreement was through participation in a pooled account.

REIT               Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$677,034
Aggregate gross unrealized depreciation	(119,757)
Net unrealized appreciation	$557,277
Federal income tax cost of investments	$9,309,068

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$3,375,147	$1,446,828

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	4,738,855	18,714

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	5,997,109	2,120,134

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	4,903,356	25,278

		$3,610,954

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$7,927,785	$—	$7,927,785
Repurchase Agreements	—	1,938,560	1,938,560
Total Investment Securities	7,927,785	1,938,560	9,866,345
Other Financial Instruments*:
Swap Agreements	—	3,610,954	3,610,954
Total Other Financial Instruments	—	3,610,954	3,610,954
Total Investments	$7,927,785	$5,549,514	$13,477,299

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Russell MidCap Growth

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 65.7%
	Consumer Discretionary - 11.8%

299	Aaron’s, Inc.	$8,871
273	Abercrombie & Fitch Co., Class A	9,943
600	Advance Auto Parts, Inc.	24,480
395	Aeropostale, Inc.*	13,967
1,071	American Eagle Outfitters, Inc.	18,068
832	Apollo Group, Inc., Class A*	49,820
43	AutoNation, Inc.*	763
187	AutoZone, Inc.*	31,029
48	Barnes & Noble, Inc.	963
1,637	Bed Bath & Beyond, Inc.*	68,116
57	Big Lots, Inc.*	1,909
678	BorgWarner, Inc.*	25,398
640	Brinker International, Inc.	11,590
287	Brink’s Home Security Holdings, Inc.*	12,011
668	Burger King Holdings, Inc.	11,951
402	Career Education Corp.*	11,184
981	CarMax, Inc.*	19,806
1,046	Chico’s FAS, Inc.*	14,173
200	Chipotle Mexican Grill, Inc.*	20,942
50	Choice Hotels International, Inc.	1,652
1,995	Coach, Inc.	72,698
213	CTC Media, Inc.*	3,642
863	Darden Restaurants, Inc.	34,995
389	DeVry, Inc.	24,565
541	Dick’s Sporting Goods, Inc.*	13,163
1,642	Discovery Communications, Inc., Class C*	43,579
146	Dollar General Corp.*	3,488
566	Dollar Tree, Inc.*	31,549
90	Education Management Corp.*	1,792
1,051	Expedia, Inc.*	23,374
881	Family Dollar Stores, Inc.	29,064
38	Federal Mogul Corp.*	735
431	Foot Locker, Inc.	5,590
908	GameStop Corp., Class A*	15,618
578	Garmin Ltd.	18,467
866	Gentex Corp.	16,809
1,519	Goodyear Tire & Rubber Co. (The)*	19,732
366	Guess?, Inc.	14,929
2,135	H&R Block, Inc.	36,893
593	Hanesbrands, Inc.*	15,376
242	Harman International Industries, Inc.*	10,440
470	Hasbro, Inc.	16,817
148	Hillenbrand, Inc.	2,967
171	Hyatt Hotels Corp., Class A*	5,717
108	Interactive Data Corp.	3,273
1,549	International Game Technology	27,185
223	ITT Educational Services, Inc.*	24,316
261	John Wiley & Sons, Inc., Class A	10,957
35	KB Home	570
1,423	Las Vegas Sands Corp.*	23,664
583	Leggett & Platt, Inc.	11,048
1,119	Limited Brands, Inc.	24,741
881	LKQ Corp.*	16,871
888	Marriott International, Inc., Class A	24,074
1,747	Mattel, Inc.	38,417
1,977	McGraw-Hill Cos., Inc. (The)	67,613
91	MDC Holdings, Inc.	3,114
571	MGM Mirage*	6,018
125	Morningstar, Inc.*	5,512
252	NetFlix, Inc.*	16,645
46	New York Times Co. (The), Class A*	503
281	Newell Rubbermaid, Inc.	3,864
1,037	Nordstrom, Inc.	38,307
6	NVR, Inc.*	4,250
315	Office Depot, Inc.*	2,274
853	O’Reilly Automotive, Inc.*	33,523
174	Panera Bread Co., Class A*	12,665
85	Penske Auto Group, Inc.*	1,237
790	PetSmart, Inc.	21,504
210	Phillips-Van Heusen Corp.	9,139
326	Polo Ralph Lauren Corp.	26,057
277	priceline.com, Inc.*	62,813
226	Pulte Homes, Inc.*	2,448
102	RadioShack Corp.	1,995
262	Regal Entertainment Group, Class A	3,914
795	Ross Stores, Inc.	38,883
253	Royal Caribbean Cruises Ltd.*	7,152
402	Scientific Games Corp., Class A*	6,790
326	Scripps Networks Interactive, Inc., Class A	12,903
531	Sherwin-Williams Co. (The)	33,655
190	Starwood Hotels & Resorts Worldwide, Inc.	7,353
88	Strayer Education, Inc.	19,961
115	Thor Industries, Inc.	3,902
712	Tiffany & Co.	31,606
2,596	TJX Cos., Inc.	108,071
88	TRW Automotive Holdings Corp.*	2,365
807	Urban Outfitters, Inc.*	25,993
125	VF Corp.	9,672
358	WABCO Holdings, Inc.	9,573
24	Warner Music Group Corp.*	138
19	Weight Watchers International, Inc.	489
921	Wendy’s/Arby’s Group, Inc., Class A	4,494
239	Williams-Sonoma, Inc.	5,129
329	WMS Industries, Inc.*	12,479
496	Wyndham Worldwide Corp.	11,403
		1,699,157
	Consumer Staples - 4.8%

456	Alberto-Culver Co.	12,640
2,684	Avon Products, Inc.	81,701
62	BJ’s Wholesale Club, Inc.*	2,242
469	Brown-Forman Corp., Class B	24,557
840	Campbell Soup Co.	27,997
440	Church & Dwight Co., Inc.	29,559
773	Clorox Co.	47,393
1,649	Coca-Cola Enterprises, Inc.	42,132
1,129	Dean Foods Co.*	16,472
366	Energizer Holdings, Inc.*	21,210
697	Estee Lauder Cos., Inc. (The), Class A	41,911
403	Flowers Foods, Inc.	10,272
217	Green Mountain Coffee Roasters, Inc.*	18,313
1,599	H. J. Heinz Co.	73,394
431	Hansen Natural Corp.*	17,930
385	Herbalife Ltd.	15,419
565	Hershey Co. (The)	22,464
44	Hormel Foods Corp.	1,809
868	Lorillard, Inc.	63,399
819	McCormick & Co., Inc. (Non-Voting)	30,393
644	Mead Johnson Nutrition Co.	30,461
46	Molson Coors Brewing Co., Class B	1,857
232	NBTY, Inc.*	10,533
1,082	Sara Lee Corp.	14,672
65	Smithfield Foods, Inc.*	1,119
702	Whole Foods Market, Inc.*	24,914
		684,763
	Energy - 3.6%

754	Alpha Natural Resources, Inc.*	34,692
300	Atwood Oceanics, Inc.*	10,038

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,391	Cameron International Corp.*	$57,212
153	CNX Gas Corp.*	4,007
22	Comstock Resources, Inc.*	759
1,134	CONSOL Energy, Inc.	57,108
92	Continental Resources, Inc.*	3,632
432	Diamond Offshore Drilling, Inc.	37,722
518	Dresser-Rand Group, Inc.*	16,011
1,225	El Paso Corp.	12,826
771	EXCO Resources, Inc.	14,580
180	Exterran Holdings, Inc.*	4,095
776	FMC Technologies, Inc.*	43,588
257	Forest Oil Corp.*	6,965
517	Frontier Oil Corp.	6,406
205	Helmerich & Payne, Inc.	8,307
268	Holly Corp.	6,882
570	Mariner Energy, Inc.*	8,561
429	Massey Energy Co.	18,477
345	Oceaneering International, Inc.*	20,855
142	Patterson-UTI Energy, Inc.	2,192
1,889	Petrohawk Energy Corp.*	40,425
475	Plains Exploration & Production Co.*	15,585
509	Pride International, Inc.*	14,242
735	Quicksilver Resources, Inc.*	10,966
143	Range Resources Corp.	7,237
125	Rowan Cos., Inc.*	3,252
34	Seahawk Drilling, Inc.*	699
923	Smith International, Inc.	37,834
97	St. Mary Land & Exploration Co.	3,160
115	Teekay Corp.	2,891
353	Tesoro Corp.	4,208
		515,414
	Financials - 5.6%

260	Affiliated Managers Group, Inc.*	18,494
60	Alexandria Real Estate Equities, Inc. (REIT)	3,697
288	American International Group, Inc.*	7,134
172	AmeriCredit Corp.*	3,827
128	Ameriprise Financial, Inc.	5,124
583	Arthur J. Gallagher & Co.	13,835
235	Axis Capital Holdings Ltd.	7,391
44	BOK Financial Corp.	2,023
539	Brown & Brown, Inc.	9,044
251	CapitalSource, Inc.	1,380
126	Capitol Federal Financial	4,362
1,485	CB Richard Ellis Group, Inc., Class A*	19,602
77	CNA Financial Corp.*	1,893
134	Commerce Bancshares, Inc./MO	5,428
476	Digital Realty Trust, Inc. (REIT)	24,552
734	Eaton Vance Corp.	22,159
106	Endurance Specialty Holdings Ltd.	4,077
129	Erie Indemnity Co., Class A	5,111
47	Federal Realty Investment Trust (REIT)	3,241
517	Federated Investors, Inc., Class B	12,930
217	Fidelity National Financial, Inc., Class A	3,092
1,308	Genworth Financial, Inc., Class A*	20,850
1,195	GLG Partners, Inc.*	3,322
128	Greenhill & Co., Inc.	9,146
24	Hanover Insurance Group, Inc. (The)	1,012
715	HCP, Inc. (REIT)	20,578
378	Health Care REIT, Inc. (REIT)	16,012
1,630	Hudson City Bancorp, Inc.	22,038
456	IntercontinentalExchange, Inc.*	48,924
209	Invesco Ltd.	4,096
24	Investment Technology Group, Inc.*	408
995	Janus Capital Group, Inc.	12,438
552	Jefferies Group, Inc.	13,778
481	Lazard Ltd., Class A	17,282
426	Leucadia National Corp.*	10,113
588	Lincoln National Corp.	14,806
246	Marsh & McLennan Cos., Inc.	5,712
1,180	Moody’s Corp.	31,412
627	MSCI, Inc., Class A*	18,797
380	NASDAQ OMX Group, Inc. (The)*	7,079
537	Nationwide Health Properties, Inc. (REIT)	17,823
418	NYSE Euronext	11,027
367	Plum Creek Timber Co., Inc. (REIT)	13,113
1,950	Principal Financial Group, Inc.	45,260
435	Progressive Corp. (The)	7,460
845	Public Storage (REIT)	69,451
224	Rayonier, Inc. (REIT)	9,312
34	Reinsurance Group of America, Inc.	1,616
761	SEI Investments Co.	13,409
636	SLM Corp.*	7,110
582	St. Joe Co. (The)*	16,005
1	Student Loan Corp. (The)	36
1,607	T. Rowe Price Group, Inc.	81,459
1,644	TD Ameritrade Holding Corp.*	28,754
62	TFS Financial Corp.	797
87	Validus Holdings Ltd.	2,435
278	W. R. Berkley Corp.	7,156
539	Waddell & Reed Financial, Inc., Class A	17,722
		806,144
	Health Care - 9.2%

42	Abraxis Bioscience, Inc.*	1,359
554	Alexion Pharmaceuticals, Inc.*	27,434
393	Allscripts-Misys Healthcare Solutions, Inc.*	7,031
1,566	AmerisourceBergen Corp.	43,911
885	Amylin Pharmaceuticals, Inc.*	16,726
431	Beckman Coulter, Inc.	28,256
630	BioMarin Pharmaceutical, Inc.*	12,600
120	Bio-Rad Laboratories, Inc., Class A*	11,207
626	C.R. Bard, Inc.	52,446
464	Cephalon, Inc.*	31,863
421	Cerner Corp.*	34,922
277	Charles River Laboratories International, Inc.*	10,504
110	CIGNA Corp.	3,769
291	Community Health Systems, Inc.*	9,973
402	Covance, Inc.*	22,761
263	Coventry Health Care, Inc.*	6,096
648	DaVita, Inc.*	39,923
835	Dendreon Corp.*	26,077
931	DENTSPLY International, Inc.	30,807
353	Edwards Lifesciences Corp.*	32,416
131	Emdeon, Inc., Class A*	2,044
308	Gen-Probe, Inc.*	13,885
1,550	Health Management Associates, Inc., Class A*	11,299
565	Henry Schein, Inc.*	32,109
156	Hill-Rom Holdings, Inc.	4,093
157	Hologic, Inc.*	2,708
1,006	Hospira, Inc.*	52,644
390	Humana, Inc.*	18,459
370	IDEXX Laboratories, Inc.*	19,540
773	Illumina, Inc.*	28,075
238	Intuitive Surgical, Inc.*	82,619
233	Inverness Medical Innovations, Inc.*	9,092

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
136	Kinetic Concepts, Inc.*	$5,701
680	Laboratory Corp. of America Holdings*	49,851
972	Life Technologies Corp.*	49,339
349	Lincare Holdings, Inc.*	14,016
94	Mednax, Inc.*	5,029
210	Mettler-Toledo International, Inc.*	20,876
350	Millipore Corp.*	33,044
1,371	Mylan, Inc.*	29,257
599	Myriad Genetics, Inc.*	13,777
315	Omnicare, Inc.	8,527
365	OSI Pharmaceuticals, Inc.*	13,512
632	Patterson Cos., Inc.*	18,758
159	PerkinElmer, Inc.	3,531
500	Perrigo Co.	24,785
660	Pharmaceutical Product Development, Inc.	13,900
975	Quest Diagnostics, Inc.	55,331
475	ResMed, Inc.*	27,113
314	Talecris Biotherapeutics Holdings Corp.*	6,726
234	Techne Corp.	14,957
108	Teleflex, Inc.	6,582
2,049	Tenet Healthcare Corp.*	10,798
293	United Therapeutics Corp.*	16,821
42	Universal Health Services, Inc., Class B	1,303
429	Valeant Pharmaceuticals International*	15,967
786	Varian Medical Systems, Inc.*	38,490
534	VCA Antech, Inc.*	12,720
1,217	Vertex Pharmaceuticals, Inc.*	49,422
606	Waters Corp.*	36,154
		1,322,935
	Industrials - 9.8%

120	A123 Systems, Inc.*	1,976
595	Aecom Technology Corp.*	16,124
207	Alliant Techsystems, Inc.*	16,446
674	AMETEK, Inc.	26,313
2,090	AMR Corp.*	19,207
58	Armstrong World Industries, Inc.*	2,136
131	Avery Dennison Corp.	4,140
293	BE Aerospace, Inc.*	7,589
301	Brink’s Co. (The)	7,669
108	Bucyrus International, Inc.	6,756
1,065	C.H. Robinson Worldwide, Inc.	56,796
104	Carlisle Cos., Inc.	3,567
149	Cintas Corp.	3,694
866	Continental Airlines, Inc., Class B*	17,892
104	Con-way, Inc.	3,379
190	Copa Holdings S.A., Class A	10,334
421	Copart, Inc.*	15,021
82	Corrections Corp. of America*	1,755
161	Crane Co.	5,099
419	Cummins, Inc.	23,791
4,849	Delta Air Lines, Inc.*	62,649
486	Donaldson Co., Inc.	20,052
828	Dover Corp.	37,475
334	Dun & Bradstreet Corp.	23,433
618	Equifax, Inc.	19,937
1,332	Expeditors International of Washington, Inc.	48,578
830	Fastenal Co.	36,827
353	Flowserve Corp.	35,332
1,128	Fluor Corp.	48,278
324	FTI Consulting, Inc.*	11,904
126	GATX Corp.	3,358
780	Goodrich Corp.	51,191
172	Graco, Inc.	4,715
369	Harsco Corp.	11,077
41	Hubbell, Inc., Class B	1,921
298	IDEX Corp.	9,238
300	IHS, Inc., Class A*	15,540
1,134	Iron Mountain, Inc.*	29,348
114	ITT Corp.	5,840
547	J.B. Hunt Transport Services, Inc.	19,408
775	Jacobs Engineering Group, Inc.*	30,070
563	Joy Global, Inc.	28,600
277	Kansas City Southern*	9,501
68	Kirby Corp.*	2,245
324	Landstar System, Inc.	12,924
293	Lennox International, Inc.	12,365
1,062	Masco Corp.	14,199
1,435	McDermott International, Inc.*	32,790
463	Monster Worldwide, Inc.*	6,459
270	MSC Industrial Direct Co., Class A	12,304
396	Navistar International Corp.*	15,507
237	Owens Corning*	5,577
739	Pall Corp.	29,168
172	Pentair, Inc.	5,600
879	Precision Castparts Corp.	99,107
331	R.R. Donnelley & Sons Co.	6,584
640	Republic Services, Inc.	18,010
960	Robert Half International, Inc.	26,784
90	Rockwell Automation, Inc.	4,868
996	Rockwell Collins, Inc.	56,055
488	Roper Industries, Inc.	27,055
428	Shaw Group, Inc. (The)*	14,852
98	Snap-On, Inc.	4,138
1,451	Southwest Airlines Co.	18,254
214	Spirit Aerosystems Holdings, Inc., Class A*	4,092
532	Stericycle, Inc.*	29,356
607	SunPower Corp., Class A*	11,381
106	Thomas & Betts Corp.*	3,827
212	Toro Co.	9,332
248	TransDigm Group, Inc.	12,455
64	URS Corp.*	2,976
580	UTi Worldwide, Inc.	8,659
132	Valmont Industries, Inc.	9,398
462	Verisk Analytics, Inc., Class A*	13,075
385	W.W. Grainger, Inc.	39,135
371	Waste Connections, Inc.*	12,473
141	WESCO International, Inc.*	4,073
300	Westinghouse Air Brake Technologies Corp.	11,442
		1,410,475
	Information Technology - 15.2%

1,849	Advanced Micro Devices, Inc.*	14,626
2,156	Agilent Technologies, Inc.*	67,828
1,086	Akamai Technologies, Inc.*	28,562
334	Alliance Data Systems Corp.*	18,517
1,842	Altera Corp.	45,000
174	Amdocs Ltd.*	5,060
1,075	Amphenol Corp., Class A	44,774
1,831	Analog Devices, Inc.	53,538
550	ANSYS, Inc.*	24,123
311	Arrow Electronics, Inc.*	8,773
972	Autodesk, Inc.*	27,099
319	Avnet, Inc.*	8,808
65	AVX Corp.	800
1,163	BMC Software, Inc.*	42,845
548	Broadridge Financial Solutions, Inc.	11,530

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
976	Brocade Communications Systems, Inc.*	$5,680
1,906	CA, Inc.	42,885
1,654	Cadence Design Systems, Inc.*	9,428
62	Ciena Corp.*	889
1,138	Citrix Systems, Inc.*	48,945
1,834	Cognizant Technology Solutions Corp., Class A*	88,270
81	Convergys Corp.*	1,000
650	Cree, Inc.*	44,089
884	Cypress Semiconductor Corp.*	10,467
366	Diebold, Inc.	10,599
329	Dolby Laboratories, Inc., Class A*	17,526
213	DST Systems, Inc.*	8,186
2,029	Electronic Arts, Inc.*	33,641
239	Equinix, Inc.*	22,578
494	F5 Networks, Inc.*	27,565
261	Factset Research Systems, Inc.	17,278
1,279	Fidelity National Information Services, Inc.	28,829
978	Fiserv, Inc.*	47,169
944	FLIR Systems, Inc.*	25,309
393	Genpact Ltd.*	5,930
505	Global Payments, Inc.	21,619
651	Harris Corp.	29,438
523	Hewitt Associates, Inc., Class A*	19,869
265	IAC/InterActiveCorp*	5,933
221	Integrated Device Technology, Inc.*	1,209
200	International Rectifier Corp.*	4,046
383	Intersil Corp., Class A	5,684
2,030	Intuit, Inc.*	65,691
232	Itron, Inc.*	15,532
586	Jabil Circuit, Inc.	8,890
691	JDS Uniphase Corp.*	7,414
795	Lam Research Corp.*	26,958
600	Lender Processing Services, Inc.	22,908
1,394	Linear Technology Corp.	37,875
2,910	Marvell Technology Group Ltd.*	56,221
1,606	Maxim Integrated Products, Inc.	29,743
975	McAfee, Inc.*	38,698
1,405	MEMC Electronic Materials, Inc.*	17,015
1,048	Microchip Technology, Inc.	28,359
937	Micron Technology, Inc.*	8,489
505	MICROS Systems, Inc.*	15,170
71	Molex, Inc.	1,452
358	National Instruments Corp.	11,320
1,441	National Semiconductor Corp.	20,866
995	NCR Corp.*	12,557
2,090	NetApp, Inc.*	62,721
453	NeuStar, Inc., Class A*	10,501
984	Novell, Inc.*	4,615
371	Novellus Systems, Inc.*	8,207
1,309	Nuance Communications, Inc.*	18,837
3,431	NVIDIA Corp.*	55,582
2,639	ON Semiconductor Corp.*	21,006
2,023	Paychex, Inc.	60,569
746	QLogic Corp.*	13,577
657	Rambus, Inc.*	14,421
1,189	Red Hat, Inc.*	33,351
441	Rovi Corp.*	14,773
1,840	SAIC, Inc.*	36,248
680	Salesforce.com, Inc.*	46,206
685	SanDisk Corp.*	19,954
2,783	Seagate Technology*	55,410
282	Silicon Laboratories, Inc.*	12,814
190	Sohu.com, Inc.*	9,730
523	Sybase, Inc.*	23,216
568	Synopsys, Inc.*	12,439
884	Teradata Corp.*	26,953
1,086	Teradyne, Inc.*	10,849
732	Total System Services, Inc.	10,424
750	Trimble Navigation Ltd.*	20,152
460	Varian Semiconductor Equipment Associates, Inc.*	13,837
1,212	VeriSign, Inc.*	30,203
249	Vishay Intertechnology, Inc.*	2,552
342	WebMD Health Corp.*	14,733
1,263	Western Digital Corp.*	48,790
1,714	Xerox Corp.	16,060
1,720	Xilinx, Inc.	44,428
340	Zebra Technologies Corp., Class A*	9,714
		2,193,974
	Materials - 3.1%

33	Albemarle Corp.	1,237
36	Ashland, Inc.	1,695
384	Ball Corp.	20,751
901	Celanese Corp., Class A	28,102
254	CF Industries Holdings, Inc.	26,985
79	Cliffs Natural Resources, Inc.	4,456
111	Compass Minerals International, Inc.	8,384
1,004	Crown Holdings, Inc.*	27,429
273	Eagle Materials, Inc.	6,440
1,485	Ecolab, Inc.	62,578
389	FMC Corp.	22,239
466	International Flavors & Fragrances, Inc.	19,623
239	Intrepid Potash, Inc.*	6,577
368	Lubrizol Corp.	29,076
106	Martin Marietta Materials, Inc.	8,397
868	Nalco Holding Co.	20,190
863	Owens-Illinois, Inc.*	25,579
65	Packaging Corp. of America	1,547
677	Pactiv Corp.*	16,763
64	Royal Gold, Inc.	2,876
425	RPM International, Inc.	8,181
107	Schnitzer Steel Industries, Inc., Class A	4,886
281	Scotts Miracle-Gro Co. (The), Class A	10,973
766	Sigma-Aldrich Corp.	36,531
427	Terra Industries, Inc.	17,580
7	Valhi, Inc.	122
330	Walter Energy, Inc.	25,928
		445,125
	Telecommunication Services - 0.7%

656	Crown Castle International Corp.*	24,797
856	Frontier Communications Corp.	6,668
285	Leap Wireless International, Inc.*	4,067
1,592	MetroPCS Communications, Inc.*	9,823
56	NII Holdings, Inc.*	2,095
732	SBA Communications Corp., Class A*	25,884
938	tw telecom, inc.*	14,905
1,272	Windstream Corp.	12,885
		101,124
	Utilities - 1.9%

3,374	AES Corp. (The)*	39,442
649	Allegheny Energy, Inc.	14,700
56	American Water Works Co., Inc.	1,246
1,137	Calpine Corp.*	12,439
2,056	CenterPoint Energy, Inc.	27,509
964	Constellation Energy Group, Inc.	33,807
93	DPL, Inc.	2,468
822	EQT Corp.	35,971

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
107	Integrys Energy Group, Inc.	$4,717
312	ITC Holdings Corp.	16,655
627	NV Energy, Inc.	6,966
125	Ormat Technologies, Inc.	3,616
2,362	PPL Corp.	67,270
		266,806
	Total Common Stocks (Cost $7,480,931)	9,445,917

Principal Amount
	Repurchase Agreements (a) - 11.6%
$62,311	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $62,312(b)	62,311
62,311	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $62,312(c)	62,311
2,009	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $2,009(d)	2,009
1,419	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,419(e)	1,419
186,933	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $186,937(f)	186,933
186,933	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $186,937(g)	186,933
2,270	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $2,270(h)	2,270
189,770	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $189,772(i)	189,770
249,243	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $249,248(j)	249,243
124,622	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $124,623(k)	124,622
361,403	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $361,406(l)	361,403
218,088	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $218,090(m)	218,088
25,750	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $25,750(n)	25,750
	Total Repurchase Agreements (Cost $1,673,062)	1,673,062
	Total Investment Securities (Cost $9,153,993) — 77.3%	11,118,979
	Other assets less liabilities — 22.7%	3,263,289
	Net Assets — 100.0%	$14,382,268

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $3,546,154.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $63,557. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $63,557. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $2,049. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $1,447. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $190,672. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $190,673. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $2,315. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $193,566. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $254,228. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $127,115. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $368,631. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $222,450. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $26,265.  The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$816,538
Aggregate gross unrealized depreciation	(236,894)
Net unrealized appreciation	$579,644
Federal income tax cost of investments	$10,539,335

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$3,185,633	$1,218,709

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	6,231,316	(6,087)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	6,459,342	2,024,088

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	3,439,894	30,801

		$3,267,511

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$9,445,917	$—	$9,445,917
Repurchase Agreements	—	1,673,062	1,673,062
Total Investment Securities	9,445,917	1,673,062	11,118,979
Other Financial Instruments*:
Swap Agreements	—	3,267,511	3,267,511
Total Other Financial Instruments	—	3,267,511	3,267,511
Total Investments	$9,445,917	$4,940,573	$14,386,490

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000 Value

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 72.7%
	Consumer Discretionary - 9.0%

657	1-800-Flowers.com, Inc., Class A*	$1,334
170	99 Cents Only Stores*	2,805
693	AFC Enterprises, Inc.*	5,613
1,687	American Axle & Manufacturing Holdings, Inc.*	16,549
1,192	American Greetings Corp., Class A	22,731
122	America’s Car-Mart, Inc.*	3,226
1,772	AnnTaylor Stores Corp.*	30,496
2,014	ArvinMeritor, Inc.*	23,483
973	Asbury Automotive Group, Inc.*	11,316
426	Ascent Media Corp., Class A*	11,076
521	Audiovox Corp., Class A*	3,762
1,883	Beazer Homes USA, Inc.*	7,833
2,701	Belo Corp., Class A	18,178
209	Benihana, Inc., Class A*	961
434	Bluegreen Corp.*	1,128
164	Blyth, Inc.	4,730
929	Bob Evans Farms, Inc.	26,486
190	Books-A-Million, Inc.	1,195
1,479	Borders Group, Inc.*	2,100
290	Brookfield Homes Corp.*	2,207
1,257	Brown Shoe Co., Inc.	17,384
2,668	Brunswick Corp.	30,789
62	Buckle, Inc. (The)	1,815
509	Build-A-Bear Workshop, Inc.*	3,079
1,207	Cabela’s, Inc.*	18,660
1,950	Callaway Golf Co.	15,464
61	Carmike Cinemas, Inc.*	555
369	Carter’s, Inc.*	10,576
197	Cavco Industries, Inc.*	6,899
3,257	Charming Shoppes, Inc.*	19,379
955	Christopher & Banks Corp.	6,628
287	Churchill Downs, Inc.	10,211
93	Cinemark Holdings, Inc.	1,498
335	Coldwater Creek, Inc.*	1,739
1,093	Collective Brands, Inc.*	24,702
348	Columbia Sportswear Co.	15,952
302	Conn’s, Inc.*	1,359
213	Core-Mark Holding Co., Inc.*	6,825
180	Cracker Barrel Old Country Store, Inc.	7,862
1,622	CROCS, Inc.*	11,435
214	Crown Media Holdings, Inc., Class A*	355
227	CSS Industries, Inc.	3,832
4,214	Dana Holding Corp.*	47,913
1,549	Dillard’s, Inc., Class A	26,132
1,009	Domino’s Pizza, Inc.*	12,602
288	Dorman Products, Inc.*	5,198
1,319	Dress Barn, Inc.*	32,790
219	Drew Industries, Inc.*	5,074
346	DSW, Inc., Class A*	9,318
866	E.W. Scripps Co. (The), Class A*	6,599
8,113	Eastman Kodak Co.*	48,191
11	Einstein Noah Restaurant Group, Inc.*	121
744	Ethan Allen Interiors, Inc.	11,874
1,518	Exide Technologies*	8,729
581	Finish Line (The), Class A	7,024
176	Fisher Communications, Inc.*	2,501
848	Fred’s, Inc., Class A	8,777
57	Frisch’s Restaurants, Inc.	1,391
1,255	Furniture Brands International, Inc.*	6,877
286	G-III Apparel Group Ltd.*	5,997
487	Gaiam, Inc., Class A*	3,399
1,200	Gaylord Entertainment Co.*	27,012
686	Genesco, Inc.*	16,416
427	Global Sources Ltd.*	2,673
752	Great Wolf Resorts, Inc.*	1,865
728	Group 1 Automotive, Inc.*	20,217
183	Gymboree Corp.*	7,961
1,144	Harte-Hanks, Inc.	13,602
536	Haverty Furniture Cos., Inc.	7,118
135	Hawk Corp., Class A*	2,687
902	Helen of Troy Ltd.*	21,801
326	Hooker Furniture Corp.	4,261
533	HOT Topic, Inc.*	3,449
700	Hovnanian Enterprises, Inc., Class A*	2,723
2,157	Iconix Brand Group, Inc.*	28,106
72	Interval Leisure Group, Inc.*	1,034
871	Jackson Hewitt Tax Service, Inc.*	2,125
845	Jakks Pacific, Inc.*	10,436
502	Jo-Ann Stores, Inc.*	19,001
2,584	Jones Apparel Group, Inc.	43,566
1,243	Journal Communications, Inc., Class A*	4,649
230	Kenneth Cole Productions, Inc., Class A*	2,696
584	Knology, Inc.*	6,687
345	K-Swiss, Inc., Class A*	3,222
369	Lakes Entertainment, Inc.*	812
221	Landry’s Restaurants, Inc.*	4,506
1,557	La-Z-Boy, Inc.*	19,634
811	Leapfrog Enterprises, Inc.*	4,420
1,112	Life Time Fitness, Inc.*	28,200
813	LIN TV Corp., Class A*	4,154
622	Lithia Motors, Inc., Class A*	3,968
2,530	Live Nation Entertainment, Inc.*	32,865
880	Liz Claiborne, Inc.*	6,081
195	LodgeNet Interactive Corp.*	1,217
611	Luby’s, Inc.*	2,096
491	M/I Homes, Inc.*	6,309
285	Mac-Gray Corp.	2,856
554	Marcus Corp.	6,764
299	Marine Products Corp.*	2,012
92	Martha Stewart Living Omnimedia, Class A*	492
405	McCormick & Schmick’s Seafood Restaurants, Inc.*	3,220
772	Mediacom Communications Corp., Class A*	3,582
1,494	Men’s Wearhouse, Inc. (The)	31,912
948	Meritage Homes Corp.*	20,278
1,416	Modine Manufacturing Co.*	13,310
70	Monarch Casino & Resort, Inc.*	541
216	Morgans Hotel Group Co.*	916
490	Movado Group, Inc.*	6,272
592	Multimedia Games, Inc.*	2,705
1,194	National CineMedia, Inc.	19,211
758	New York & Co., Inc.*	2,812
12	Nobel Learning Communities, Inc.*	97
524	O’Charleys, Inc.*	4,239
639	OfficeMax, Inc.*	10,205
618	Orbitz Worldwide, Inc.*	3,677
2,731	Orient-Express Hotels Ltd., Class A*	31,215
388	Outdoor Channel Holdings, Inc.*	2,215
119	Oxford Industries, Inc.	2,316
1,988	Pacific Sunwear of California*	8,906
123	Papa John’s International, Inc.*	3,002
1,473	PEP Boys-Manny Moe & Jack	13,994
283	Perry Ellis International, Inc.*	5,538
3,485	Pier 1 Imports, Inc.*	21,293
847	Pinnacle Entertainment, Inc.*	6,124
675	Pool Corp.	13,487
461	PRIMEDIA, Inc.	1,706

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,875	Quiksilver, Inc.*	$9,959
310	Raser Technologies, Inc.*	329
646	RC2 Corp.*	9,115
421	Reading International, Inc., Class A*	1,777
402	Red Lion Hotels Corp.*	2,541
357	Red Robin Gourmet Burgers, Inc.*	7,079
1,728	Regis Corp.	28,564
1,997	Rent-A-Center, Inc.*	44,413
754	Retail Ventures, Inc.*	6,741
219	Rex Stores Corp.*	3,968
1,967	Ruby Tuesday, Inc.*	15,913
113	Rue21, Inc.*	3,248
162	Ruth’s Hospitality Group, Inc.*	586
1,302	Ryland Group, Inc.	29,542
3,816	Saks, Inc.*	26,636
2,140	Sally Beauty Holdings, Inc.*	17,527
682	Scholastic Corp.	20,051
1,143	Sealy Corp.*	3,955
272	Shoe Carnival, Inc.*	4,959
538	Shutterfly, Inc.*	10,324
1,295	Sinclair Broadcast Group, Inc., Class A*	6,501
1,002	Skechers U.S.A., Inc., Class A*	30,791
206	Skyline Corp.	3,512
694	Sonic Automotive, Inc., Class A*	7,148
156	Sonic Corp.*	1,324
168	Sotheby’s	4,082
982	Spartan Motors, Inc.	5,509
395	Speedway Motorsports, Inc.	6,905
200	Sport Supply Group, Inc.	2,438
1,148	Stage Stores, Inc.	15,268
256	Standard Motor Products, Inc.	2,076
3,053	Standard Pacific Corp.*	12,884
313	Stanley Furniture Co., Inc.*	2,629
38	Steak n Shake Co. (The)*	12,999
49	Stein Mart, Inc.*	400
223	Steiner Leisure Ltd.*	9,582
204	Steinway Musical Instruments, Inc.*	3,580
2,432	Stewart Enterprises, Inc., Class A	11,917
455	Stoneridge, Inc.*	3,795
37	Sturm Ruger & Co., Inc.	435
699	Superior Industries International, Inc.	10,101
199	Syms Corp.*	1,980
215	Systemax, Inc.	3,505
269	Talbots, Inc.*	2,916
1,796	Tenneco, Inc.*	36,207
472	Timberland Co. (The), Class A*	8,727
195	Town Sports International Holdings, Inc.*	505
907	Tuesday Morning Corp.*	5,179
264	U.S. Auto Parts Network, Inc.*	1,645
1,350	Unifi, Inc.*	5,090
346	Unifirst Corp.	18,186
104	Universal Electronics, Inc.*	2,349
39	Universal Travel Group*	386
890	Vail Resorts, Inc.*	32,049
263	Valassis Communications, Inc.*	6,738
184	Vitacost.com, Inc.*	2,063
152	Vitamin Shoppe, Inc.*	3,020
432	West Marine, Inc.*	4,074
767	Winnebago Industries*	8,959
149	World Wrestling Entertainment, Inc., Class A	2,540
720	Zale Corp.*	1,706
40	Zumiez, Inc.*	574
		1,826,681
	Consumer Staples - 2.0%

11	Alico, Inc.	286
864	Alliance One International, Inc.*	4,432
183	American Italian Pasta Co., Class A*	7,100
1,191	American Oriental Bioengineering, Inc.*	4,943
551	Andersons, Inc. (The)	17,797
633	B&G Foods, Inc., Class A	5,893
598	Casey’s General Stores, Inc.	18,185
1,780	Central Garden and Pet Co., Class A*	16,999
1,347	Chiquita Brands International, Inc.*	19,612
109	Diamond Foods, Inc.	3,799
379	Dole Food Co., Inc.*	4,446
731	Elizabeth Arden, Inc.*	13,173
117	Farmer Bros Co.	2,107
1,240	Fresh Del Monte Produce, Inc.*	24,068
1,018	Great Atlantic & Pacific Tea Co.*	7,401
99	Griffin Land & Nurseries, Inc.	2,843
902	Hain Celestial Group, Inc. (The)*	14,315
273	Harbinger Group, Inc.*	2,007
2,685	Heckmann Corp.*	16,056
23	HQ Sustainable Maritime Industries, Inc.*	169
369	Imperial Sugar Co.	5,524
385	Ingles Markets, Inc., Class A	5,425
349	Inter Parfums, Inc.	4,739
475	Mannatech, Inc.	1,677
388	Nash Finch Co.	13,685
162	National Beverage Corp.	1,847
309	Nutraceutical International Corp.*	3,971
155	Oil-Dri Corp. of America	2,511
566	Omega Protein Corp.*	2,417
601	Pantry, Inc. (The)*	7,873
1,024	Prestige Brands Holdings, Inc.*	8,223
311	Revlon, Inc., Class A*	4,662
1,068	Ruddick Corp.	31,292
295	Schiff Nutrition International, Inc.	2,307
283	Seneca Foods Corp., Class A*	7,400
430	Smart Balance, Inc.*	2,154
672	Spartan Stores, Inc.	9,421
197	Susser Holdings Corp.*	1,651
954	TreeHouse Foods, Inc.*	41,051
700	Universal Corp.	37,135
10	Village Super Market, Inc., Class A	247
152	WD-40 Co.	4,761
272	Weis Markets, Inc.	9,493
1,648	Winn-Dixie Stores, Inc.*	18,029
		413,126
	Energy - 4.4%

1,786	Allis-Chalmers Energy, Inc.*	6,751
223	Alon USA Energy, Inc.	1,561
240	Approach Resources, Inc.*	1,994
1,056	Atlas Energy, Inc.*	34,468
953	ATP Oil & Gas Corp.*	17,211
684	Basic Energy Services, Inc.*	6,464
1,525	Berry Petroleum Co., Class A	40,870
1,162	Bill Barrett Corp.*	39,403
175	Bolt Technology Corp.*	1,848
2,365	Boots & Coots, Inc.*	4,281
565	BPZ Resources, Inc.*	4,418
1,360	Brigham Exploration Co.*	22,331
1,085	Bristow Group, Inc.*	39,288
716	Bronco Drilling Co., Inc.*	3,465
1,039	Cal Dive International, Inc.*	7,325
47	CARBO Ceramics, Inc.	2,868

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,157	Cheniere Energy, Inc.*	$3,448
178	Clayton Williams Energy, Inc.*	6,638
546	Cloud Peak Energy, Inc.*	8,305
1,765	Complete Production Services, Inc.*	24,639
19	Contango Oil & Gas Co.*	980
40	CREDO Petroleum Corp.*	347
1,224	Crosstex Energy, Inc.*	9,462
556	Cubic Energy, Inc.*	667
644	CVR Energy, Inc.*	5,294
236	Dawson Geophysical Co.*	6,743
383	Delek U.S. Holdings, Inc.	2,784
2,524	Delta Petroleum Corp.*	3,534
1,501	DHT Holdings, Inc.	5,284
196	Endeavour International Corp.*	241
33	ENGlobal Corp.*	95
1,475	General Maritime Corp.	10,664
81	Geokinetics, Inc.*	686
266	Georesources, Inc.*	3,564
3,018	Global Industries Ltd.*	20,372
459	GMX Resources, Inc.*	4,223
352	Golar LNG Ltd.*	3,942
741	Goodrich Petroleum Corp.*	14,279
6,163	Gran Tierra Energy, Inc.*	33,835
281	Green Plains Renewable Energy, Inc.*	4,766
349	Gulf Island Fabrication, Inc.	6,963
327	GulfMark Offshore, Inc., Class A*	8,044
45	Gulfport Energy Corp.*	410
998	Harvest Natural Resources, Inc.*	5,329
3,101	Hercules Offshore, Inc.*	11,350
693	Hornbeck Offshore Services, Inc.*	13,084
3,176	International Coal Group, Inc.*	13,847
2,971	ION Geophysical Corp.*	13,607
3,739	Key Energy Services, Inc.*	37,913
517	Knightsbridge Tankers Ltd.	7,967
51	Lufkin Industries, Inc.	3,726
557	Matrix Service Co.*	5,960
330	Natural Gas Services Group, Inc.*	5,056
2,682	Newpark Resources, Inc.*	13,866
1,419	Nordic American Tanker Shipping	41,236
6,721	Oilsands Quest, Inc.*	4,570
122	OYO Geospace Corp.*	5,253
3,511	Parker Drilling Co.*	18,011
2,235	Patriot Coal Corp.*	37,235
1,373	Penn Virginia Corp.	34,737
581	Petroleum Development Corp.*	13,659
1,549	Petroquest Energy, Inc.*	8,303
187	PHI, Inc. (Non-Voting)*	3,650
1,098	Pioneer Drilling Co.*	7,840
246	Rex Energy Corp.*	3,405
1,581	Rosetta Resources, Inc.*	29,612
527	Ship Finance International Ltd.	8,379
1,260	Stone Energy Corp.*	21,483
544	Superior Well Services, Inc.*	9,732
1,131	Swift Energy Co.*	33,692
380	T-3 Energy Services, Inc.*	9,021
1,059	Tetra Technologies, Inc.*	10,675
92	TGC Industries, Inc.*	379
42	Toreador Resources Corp.*	370
302	Union Drilling, Inc.*	2,017
278	Uranerz Energy Corp.*	517
90	Uranium Energy Corp.*	329
3,399	USEC, Inc.*	14,820
1,652	Vaalco Energy, Inc.*	7,054
2,355	Vantage Drilling Co.*	3,344
371	Venoco, Inc.*	4,259
51	W&T Offshore, Inc.	449
975	Warren Resources, Inc.*	2,282
1,232	Western Refining, Inc.*	5,347
243	Westmoreland Coal Co.*	2,695
		900,815
	Financials - 25.4%

454	1st Source Corp.	6,778
662	Abington Bancorp, Inc.	5,091
923	Acadia Realty Trust (REIT)	15,442
142	Advance America Cash Advance Centers, Inc.	890
215	Agree Realty Corp. (REIT)	4,743
24	Alexander’s, Inc. (REIT)*	7,008
124	Alliance Financial Corp./NY	3,331
5,406	Allied Capital Corp.*	22,489
8,693	Ambac Financial Group, Inc.*	6,172
1,579	American Campus Communities, Inc. (REIT)	43,644
491	American Capital Agency Corp. (REIT)	12,432
8,467	American Capital Ltd.*	36,408
1,760	American Equity Investment Life Holding Co.	15,488
185	American National Bankshares, Inc.	3,702
267	American Physicians Capital, Inc.	7,588
193	American Physicians Service Group, Inc.	4,530
78	American Realty Investors, Inc.*	739
232	American Safety Insurance Holdings Ltd.*	3,294
417	Ameris Bancorp	3,961
571	Amerisafe, Inc.*	9,827
108	Ames National Corp.	1,999
593	Amtrust Financial Services, Inc.	8,403
3,430	Anworth Mortgage Asset Corp. (REIT)	23,187
276	Apollo Commercial Real Estate Finance, Inc. (REIT)*	4,896
5,308	Apollo Investment Corp.	61,891
3,945	Ares Capital Corp.	51,561
933	Argo Group International Holdings Ltd.	25,965
108	Arrow Financial Corp.	2,732
682	Artio Global Investors, Inc.	16,627
1,594	Ashford Hospitality Trust, Inc. (REIT)*	8,735
275	Asset Acceptance Capital Corp.*	1,559
517	Associated Estates Realty Corp. (REIT)	6,400
3,259	Assured Guaranty Ltd.	68,765
2,587	Astoria Financial Corp.	34,329
71	Auburn National Bancorp., Inc.	1,389
236	Avatar Holdings, Inc.*	3,804
246	Baldwin & Lyons, Inc., Class B	5,948
198	Bancfirst Corp.	7,900
829	Banco Latinoamericano de Comercio Exterior S.A.	11,714
110	Bancorp Rhode Island, Inc.	3,130
605	Bancorp, Inc. (The)/DE*	4,253
1,418	Bank Mutual Corp.	9,203
93	Bank of Kentucky Financial Corp.	1,802
34	Bank of Marin Bancorp	1,089
368	Bank of the Ozarks, Inc.	11,305
649	BankFinancial Corp.	6,230
566	Banner Corp.	1,534
112	Bar Harbor Bankshares	2,996
988	Beneficial Mutual Bancorp, Inc.*	9,277
415	Berkshire Hills Bancorp, Inc.	7,420
742	BGC Partners, Inc., Class A	3,680

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,966	BioMed Realty Trust, Inc. (REIT)	$45,825
379	BlackRock Kelso Capital Corp.	3,506
2,051	Boston Private Financial Holdings, Inc.	14,049
33	Bridge Bancorp, Inc.	757
1,352	Brookline Bancorp, Inc.	13,899
48	Brooklyn Federal Bancorp, Inc.	364
172	Bryn Mawr Bank Corp.	2,989
548	Calamos Asset Management, Inc., Class A	7,310
55	California First National Bancorp	697
231	Camden National Corp.	6,969
356	Cape Bancorp, Inc.*	2,588
359	Capital City Bank Group, Inc.	4,624
90	Capital Southwest Corp.	7,853
1,559	CapLease, Inc. (REIT)	6,860
2,094	Capstead Mortgage Corp. (REIT)	26,049
451	Cardinal Financial Corp.	4,379
99	Cardtronics, Inc.*	978
894	Cash America International, Inc.	34,267
1,357	Cathay General Bancorp	13,204
4,171	CBL & Associates Properties, Inc. (REIT)	49,593
1,360	Cedar Shopping Centers, Inc. (REIT)	8,962
373	Center Bancorp, Inc.	3,156
444	Centerstate Banks, Inc.	4,769
918	Central Pacific Financial Corp.*	1,193
106	Century Bancorp, Inc./MA, Class A	2,025
643	Chemical Financial Corp.	13,246
67	Cheviot Financial Corp.	556
195	Chicopee Bancorp, Inc.*	2,496
777	China Housing & Land Development, Inc.*	3,357
366	Citizens & Northern Corp.	4,081
90	Citizens Holding Co.	2,038
11,934	Citizens Republic Bancorp, Inc.*	8,413
248	Citizens, Inc./TX*	1,607
439	City Holding Co.	14,088
251	Clifton Savings Bancorp, Inc.	2,234
509	CNA Surety Corp.*	8,205
137	CNB Financial Corp./PA	2,239
888	CoBiz Financial, Inc.	5,248
907	Cogdell Spencer, Inc. (REIT)	6,122
276	Cohen & Steers, Inc.	6,006
2,006	Colonial Properties Trust (REIT)	23,651
397	Colony Financial, Inc. (REIT)	7,916
850	Columbia Banking System, Inc.	17,391
991	Community Bank System, Inc.	22,208
458	Community Trust Bancorp, Inc.	11,684
721	Compass Diversified Holdings	9,647
258	CompuCredit Holdings Corp.	893
7,610	Conseco, Inc.*	37,898
164	Consolidated-Tomoka Land Co.	5,209
2,228	Cousins Properties, Inc. (REIT)	16,019
531	Cowen Group, Inc., Class A*	2,889
126	Crawford & Co., Class B*	483
14	Credit Acceptance Corp.*	562
375	CreXus Investment Corp. (REIT)*	5,186
2,568	CVB Financial Corp.	23,882
456	Cypress Sharpridge Investments, Inc. (REIT)	6,033
617	Danvers Bancorp, Inc.	8,743
6,181	DCT Industrial Trust, Inc. (REIT)	30,411
1,399	Delphi Financial Group, Inc., Class A	29,841
6,184	Developers Diversified Realty Corp. (REIT)	65,612
9	Diamond Hill Investment Group, Inc.	575
3,759	DiamondRock Hospitality Co. (REIT)*	33,603
781	Dime Community Bancshares	9,481
107	Dollar Financial Corp.*	2,401
351	Donegal Group, Inc., Class A	5,163
175	Doral Financial Corp.*	548
376	DuPont Fabros Technology, Inc. (REIT)	7,370
340	Dynex Capital, Inc. (REIT)	2,999
47,632	E*Trade Financial Corp.*	76,688
458	Eagle Bancorp, Inc.*	5,363
3,329	East West Bancorp, Inc.	58,324
237	Eastern Insurance Holdings, Inc.	2,318
299	EastGroup Properties, Inc. (REIT)	10,734
1,715	Education Realty Trust, Inc. (REIT)	9,347
148	EMC Insurance Group, Inc.	2,998
1,331	Employers Holdings, Inc.	17,543
407	Encore Capital Group, Inc.*	7,342
202	Enstar Group Ltd.*	12,728
165	Enterprise Bancorp, Inc./MA	1,944
181	Enterprise Financial Services Corp.	1,551
1,271	Entertainment Properties Trust (REIT)	48,578
49	Epoch Holding Corp.	497
290	Equity Lifestyle Properties, Inc. (REIT)	14,425
990	Equity One, Inc. (REIT)	18,285
278	ESB Financial Corp.	3,483
460	ESSA Bancorp, Inc.	5,382
310	Evercore Partners, Inc., Class A	9,334
2,613	Extra Space Storage, Inc. (REIT)	29,475
194	Farmers Capital Bank Corp.	1,670
227	FBL Financial Group, Inc., Class A	4,613
500	FBR Capital Markets Corp.*	2,705
1,957	FelCor Lodging Trust, Inc. (REIT)*	7,378
1,176	Fifth Street Finance Corp.	13,324
327	Financial Institutions, Inc.	4,329
508	First Acceptance Corp.*	1,077
263	First Bancorp, Inc./ME	3,727
2,430	First BanCorp./Puerto Rico	5,152
445	First Bancorp/NC	6,283
1,455	First Busey Corp.	5,471
171	First California Financial Group, Inc.*	506
2,573	First Commonwealth Financial Corp.	14,435
426	First Community Bancshares, Inc./VA	4,899
246	First Defiance Financial Corp.	2,421
1,741	First Financial Bancorp	32,313
289	First Financial Bankshares, Inc.	15,129
357	First Financial Corp./IN	9,382
481	First Financial Holdings, Inc.	5,753
553	First Financial Northwest, Inc.	3,617
122	First Financial Service Corp.	1,139
1,600	First Industrial Realty Trust, Inc. (REIT)*	8,848
1,868	First Marblehead Corp. (The)*	4,408
637	First Merchants Corp.	3,688
225	First Mercury Financial Corp.	3,202
2,230	First Midwest Bancorp, Inc./IL	30,306
138	First of Long Island Corp. (The)	3,468
909	First Potomac Realty Trust (REIT)	12,435
247	First South Bancorp, Inc./NC	2,648
2,497	FirstMerit Corp.	52,787
2,026	Flagstar Bancorp, Inc.*	1,307
1,184	Flagstone Reinsurance Holdings Ltd.	13,545
911	Flushing Financial Corp.	11,561
3,448	FNB Corp./PA	26,205
1,085	Forestar Group, Inc.*	19,248
163	Fox Chase Bancorp, Inc.*	1,508
214	FPIC Insurance Group, Inc.*	7,890
2,020	Franklin Street Properties Corp. (REIT)	26,199
88	GAMCO Investors, Inc., Class A	3,829

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
335	German American Bancorp, Inc.	$5,303
318	Getty Realty Corp. (REIT)	7,025
1,861	Glacier Bancorp, Inc.	26,984
638	Gladstone Capital Corp.	6,227
259	Gladstone Commercial Corp. (REIT)	3,621
668	Gladstone Investment Corp.	3,587
1,867	Glimcher Realty Trust (REIT)	8,028
463	Government Properties Income Trust (REIT)	10,904
1,289	Gramercy Capital Corp./NY (REIT)*	4,924
235	Great Southern Bancorp, Inc.	5,370
852	Greenlight Capital Re Ltd., Class A*	21,573
1,587	Guaranty Bancorp*	2,158
253	Hallmark Financial Services*	2,011
558	Hampton Roads Bankshares, Inc.	1,004
741	Hancock Holding Co.	29,877
398	Harleysville Group, Inc.	13,353
1,304	Harleysville National Corp.	8,619
933	Harris & Harris Group, Inc.*	4,236
1,095	Hatteras Financial Corp. (REIT)	28,437
1,794	Healthcare Realty Trust, Inc. (REIT)	37,477
399	Heartland Financial USA, Inc.	5,793
1,069	Hercules Technology Growth Capital, Inc.	10,519
278	Heritage Financial Corp./WA*	4,112
48	Heritage Financial Group	420
2,923	Hersha Hospitality Trust (REIT)	12,130
2,143	Highwoods Properties, Inc. (REIT)	62,254
1,199	Hilltop Holdings, Inc.*	14,340
270	Home Bancorp, Inc.*	3,291
530	Home Bancshares, Inc./AR	12,868
505	Home Federal Bancorp, Inc./ID	6,732
1,044	Home Properties, Inc. (REIT)	47,815
1,185	Horace Mann Educators Corp.	15,926
622	Iberiabank Corp.	35,522
197	Independence Holding Co.	1,718
633	Independent Bank Corp./MA	15,559
415	Infinity Property & Casualty Corp.	16,911
2,124	Inland Real Estate Corp. (REIT)	17,842
266	International Assets Holding Corp.*	4,152
1,577	International Bancshares Corp.	33,432
464	Invesco Mortgage Capital, Inc. (REIT)	10,533
1,303	Investors Bancorp, Inc.*	16,770
2,073	Investors Real Estate Trust (REIT)	18,533
3,014	iStar Financial, Inc. (REIT)*	11,664
401	JMP Group, Inc.	3,096
128	Kansas City Life Insurance Co.	3,749
306	Kayne Anderson Energy Development Co.	4,611
564	KBW, Inc.*	13,401
443	Kearny Financial Corp.	4,443
78	Kentucky First Federal Bancorp	950
121	K-Fed Bancorp	1,008
1,305	Kilroy Realty Corp. (REIT)	36,971
1,400	Kite Realty Group Trust (REIT)	5,754
1,384	Knight Capital Group, Inc., Class A*	22,338
495	Kohlberg Capital Corp.	2,237
1,676	LaBranche & Co., Inc.*	7,860
619	Lakeland Bancorp, Inc.	4,717
479	Lakeland Financial Corp.	8,435
1,923	LaSalle Hotel Properties (REIT)	37,325
223	Legacy Bancorp, Inc.	2,190
2,937	Lexington Realty Trust (REIT)	17,475
626	LTC Properties, Inc. (REIT)	16,326
1,510	Maiden Holdings Ltd.	10,600
112	Main Street Capital Corp.	1,618
609	MainSource Financial Group, Inc.	3,892
1,396	Max Capital Group Ltd.	33,699
1,519	MB Financial, Inc.	30,912
1,978	MCG Capital Corp.*	10,127
1,738	Meadowbrook Insurance Group, Inc.	12,305
450	Medallion Financial Corp.	3,640
2,425	Medical Properties Trust, Inc. (REIT)	24,953
169	Mercer Insurance Group, Inc.	3,037
145	Merchants Bancshares, Inc.	3,090
295	Meridian Interstate Bancorp, Inc.*	2,950
225	Metro Bancorp, Inc.*	2,727
2,055	MF Global Holdings Ltd.*	14,221
8,479	MFA Financial, Inc. (REIT)	61,388
3,784	MGIC Investment Corp.*	28,985
428	Mid-America Apartment Communities, Inc. (REIT)	22,230
199	MidSouth Bancorp, Inc.	3,104
534	Mission West Properties, Inc. (REIT)	3,653
659	Monmouth Real Estate Investment Corp., Class A (REIT)	4,877
2,410	Montpelier Re Holdings Ltd.	42,753
654	MVC Capital, Inc.	8,155
658	Nara Bancorp, Inc.*	5,810
104	NASB Financial, Inc.	1,975
210	National Bankshares, Inc.	5,689
1,245	National Financial Partners Corp.*	14,305
745	National Health Investors, Inc. (REIT)	25,933
185	National Interstate Corp.	3,241
3,823	National Penn Bancshares, Inc.	26,340
2,418	National Retail Properties, Inc. (REIT)	51,310
68	National Western Life Insurance Co., Class A	11,417
378	Navigators Group, Inc.*	14,315
1,036	NBT Bancorp, Inc.	22,005
407	Nelnet, Inc., Class A	6,398
3,231	NewAlliance Bancshares, Inc.	38,707
615	NewStar Financial, Inc.*	3,850
654	NGP Capital Resources Co.	5,382
178	Northeast Community Bancorp, Inc.	1,228
586	Northfield Bancorp, Inc.	8,210
192	Northrim BanCorp, Inc.	3,055
2,007	NorthStar Realty Finance Corp. (REIT)	8,570
1,169	Northwest Bancshares, Inc.	13,806
57	Norwood Financial Corp.	1,511
145	NYMAGIC, Inc.	2,301
396	OceanFirst Financial Corp.	4,047
1,725	Ocwen Financial Corp.*	18,647
120	Ohio Valley Banc Corp.	2,719
2,637	Old National Bancorp/IN	29,956
61	Old Point Financial Corp.	878
324	Old Second Bancorp, Inc.	2,200
2,032	Omega Healthcare Investors, Inc. (REIT)	38,547
286	Oppenheimer Holdings Inc., Class A	7,153
733	Oriental Financial Group, Inc.	8,092
63	Oritani Financial Corp.	998
82	Orrstown Financial Services, Inc.	2,888
1,412	Pacific Capital Bancorp N.A.	1,737
556	Pacific Continental Corp.	5,616
806	PacWest Bancorp	16,362
313	Park National Corp.	16,699
654	Parkway Properties, Inc./MD (REIT)	10,856
223	Peapack Gladstone Financial Corp.	2,812
767	PennantPark Investment Corp.	7,823
50	Penns Woods Bancorp, Inc.	1,619
1,168	Pennsylvania Real Estate Investment Trust (REIT)	11,738

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
406	PennyMac Mortgage Investment Trust (REIT)*	$6,695
219	Penson Worldwide, Inc.*	2,061
316	Peoples Bancorp, Inc./OH	4,544
114	Peoples Financial Corp./MS	1,790
1,645	PHH Corp.*	30,449
3,127	Phoenix Cos, Inc. (The)*	7,411
416	Pico Holdings, Inc.*	14,161
996	Pinnacle Financial Partners, Inc.*	15,050
596	Piper Jaffray Cos.*	25,801
1,548	Platinum Underwriters Holdings Ltd.	57,880
974	PMA Capital Corp., Class A*	5,532
2,207	PMI Group, Inc. (The)*	6,180
86	Porter Bancorp, Inc.	943
1,465	Post Properties, Inc. (REIT)	28,187
572	Potlatch Corp. (REIT)	18,887
656	PremierWest Bancorp*	335
629	Presidential Life Corp.	6,164
560	Primus Guaranty Ltd.*	2,302
555	PrivateBancorp, Inc.	7,215
1,001	ProAssurance Corp.*	53,373
1,907	Prospect Capital Corp.	22,159
1,395	Prosperity Bancshares, Inc.	58,353
1,810	Provident Financial Services, Inc.	19,838
1,047	Provident New York Bancorp	9,130
20	Prudential Bancorp, Inc. of Pennsylvania	197
365	PS Business Parks, Inc. (REIT)	17,885
2,478	Radian Group, Inc.	24,334
2,251	RAIT Financial Trust (REIT)*	3,827
786	Ramco-Gershenson Properties Trust (REIT)	7,876
2,042	Redwood Trust, Inc. (REIT)	29,098
638	Renasant Corp.	9,736
257	Republic Bancorp, Inc./KY, Class A	4,336
217	Republic First Bancorp, Inc.*	903
373	Resource America, Inc., Class A	1,585
922	Resource Capital Corp. (REIT)	5,836
129	Rewards Network, Inc.	1,877
330	RLI Corp.	17,586
250	Rockville Financial, Inc.	2,660
148	Roma Financial Corp.	1,809
206	S Y Bancorp, Inc.	4,522
712	S&T Bancorp, Inc.	12,624
385	Safeguard Scientifics, Inc.*	4,520
351	Safety Insurance Group, Inc.	13,036
582	Sanders Morris Harris Group, Inc.	3,015
498	Sandy Spring Bancorp, Inc.	7,042
131	Santander BanCorp*	1,600
74	Saul Centers, Inc. (REIT)	2,640
382	SCBT Financial Corp.	13,890
656	SeaBright Insurance Holdings, Inc.*	6,895
1,598	Selective Insurance Group, Inc.	25,904
254	Shore Bancshares, Inc.	2,875
265	Sierra Bancorp	2,743
236	Signature Bank/NY*	8,786
505	Simmons First National Corp., Class A	13,413
443	Smithtown Bancorp, Inc.	1,896
6,516	South Financial Group, Inc. (The)	3,714
309	Southside Bancshares, Inc.	6,189
443	Southwest Bancorp, Inc./OK	3,464
832	Sovran Self Storage, Inc. (REIT)	26,399
1,283	Starwood Property Trust, Inc. (REIT)	24,005
433	State Auto Financial Corp.	7,941
441	State Bancorp, Inc./NY	3,197
687	StellarOne Corp.	8,127
548	Sterling Bancorp/NY	4,488
2,492	Sterling Bancshares, Inc./TX	11,762
1,585	Sterling Financial Corp./WA*	1,135
519	Stewart Information Services Corp.	7,297
2,268	Strategic Hotels & Resorts, Inc. (REIT)*	6,124
94	Suffolk Bancorp	2,677
410	Sun Bancorp, Inc./NJ*	1,431
500	Sun Communities, Inc. (REIT)	9,635
2,970	Sunstone Hotel Investors, Inc. (REIT)*	26,552
2,609	Susquehanna Bancshares, Inc.	21,785
1,124	SVB Financial Group*	50,085
791	SWS Group, Inc.	9,532
577	Tanger Factory Outlet Centers (REIT)	24,044
330	Territorial Bancorp, Inc.	6,527
976	Texas Capital Bancshares, Inc.*	16,446
563	Thomas Weisel Partners Group, Inc.*	2,269
804	TICC Capital Corp.	4,840
175	Tompkins Financial Corp.	6,272
144	Tower Bancorp, Inc.	3,718
260	Tower Group, Inc.	5,920
635	TowneBank/VA	7,791
749	TradeStation Group, Inc.*	5,168
41	Transcontinental Realty Investors, Inc.*	502
194	Tree.com, Inc.*	1,647
319	Triangle Capital Corp.	4,198
421	Trico Bancshares	7,696
1,439	TrustCo Bank Corp NY	8,706
1,926	Trustmark Corp.	43,913
49	U.S. Global Investors, Inc., Class A	474
974	UMB Financial Corp.	37,314
212	UMH Properties, Inc. (REIT)	1,673
2,875	Umpqua Holdings Corp.	35,880
555	Union First Market Bankshares Corp.	6,943
1,110	United America Indemnity Ltd., Class A*	8,980
1,155	United Bankshares, Inc.	28,436
2,483	United Community Banks, Inc./GA*	10,304
414	United Financial Bancorp, Inc.	5,419
670	United Fire & Casualty Co.	11,390
182	United Security Bancshares, Inc./AL	2,621
156	Universal Health Realty Income Trust (REIT)	5,277
151	Universal Insurance Holdings, Inc.	914
497	Univest Corp. of Pennsylvania	8,633
617	Urstadt Biddle Properties, Inc., Class A (REIT)	9,730
2,407	U-Store-It Trust (REIT)	15,670
175	Virtus Investment Partners, Inc.*	3,570
697	Walter Investment Management Corp. (REIT)	10,093
463	Washington Banking Co.	5,542
1,567	Washington Real Estate Investment Trust (REIT)	43,657
424	Washington Trust Bancorp, Inc.	7,221
216	Waterstone Financial, Inc.*	523
2,061	Webster Financial Corp.	32,976
696	WesBanco, Inc.	10,544
471	West Bancorp., Inc.	2,435
384	Westamerica Bancorp.	21,074
1,387	Western Alliance Bancorp.*	7,989
944	Westfield Financial, Inc.	7,826
18	Westwood Holdings Group, Inc.	697
176	Wilber Corp.	1,169
546	Wilshire Bancorp, Inc.	5,132
454	Winthrop Realty Trust (REIT)	5,389
725	Wintrust Financial Corp.	24,679

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
491	World Acceptance Corp.*	$20,519
214	WSFS Financial Corp.	6,568
488	Yadkin Valley Financial Corp.	1,859
1,129	Zenith National Insurance Corp.	43,004
		5,171,930
	Health Care - 3.4%

648	Adolor Corp.*	991
287	Affymetrix, Inc.*	2,098
61	AGA Medical Holdings, Inc.*	817
707	Albany Molecular Research, Inc.*	6,349
62	Alliance HealthCare Services, Inc.*	309
1,135	Allied Healthcare International, Inc.*	3,144
46	Amedisys, Inc.*	2,652
298	American Dental Partners, Inc.*	3,874
264	AMICAS, Inc.*	1,550
927	Amsurg Corp.*	19,152
136	Analogic Corp.	5,617
530	Angiodynamics, Inc.*	8,618
576	Arqule, Inc.*	1,895
304	Assisted Living Concepts, Inc., Class A*	8,412
32	Biodel, Inc.*	128
86	BMP Sunstone Corp.*	464
65	Cambrex Corp.*	245
106	Cantel Medical Corp.	2,072
681	Capital Senior Living Corp.*	3,146
195	Caraco Pharmaceutical Laboratories Ltd.*	837
537	Cardiac Science Corp.*	1,133
1,970	Celera Corp.*	11,800
668	Centene Corp.*	11,937
34	Chindex International, Inc.*	382
879	Conmed Corp.*	19,233
125	Continucare Corp.*	521
846	Cross Country Healthcare, Inc.*	8,316
71	CryoLife, Inc.*	501
47	Cumberland Pharmaceuticals, Inc.*	522
288	Cutera, Inc.*	2,707
296	Cynosure, Inc., Class A*	2,927
255	Enzo Biochem, Inc.*	1,334
2,252	ev3, Inc.*	32,767
609	Facet Biotech Corp.*	9,982
533	Gentiva Health Services, Inc.*	14,769
1,347	Geron Corp.*	7,476
198	Greatbatch, Inc.*	3,865
622	Hanger Orthopedic Group, Inc.*	11,600
148	Hansen Medical, Inc.*	339
38	Harvard Bioscience, Inc.*	133
1,481	Healthspring, Inc.*	27,265
966	Healthways, Inc.*	14,509
201	Hi-Tech Pharmacal Co., Inc.*	4,324
247	Home Diagnostics, Inc.*	2,845
294	Infinity Pharmaceuticals, Inc.*	1,796
495	Invacare Corp.	13,504
674	inVentiv Health, Inc.*	9,894
354	Kendle International, Inc.*	6,029
1,180	Kindred Healthcare, Inc.*	20,556
537	KV Pharmaceutical Co., Class A*	1,697
113	Landauer, Inc.	6,867
180	LCA-Vision, Inc.*	1,431
1,454	Lexicon Pharmaceuticals, Inc.*	2,603
1,068	Magellan Health Services, Inc.*	44,771
824	Martek Biosciences Corp.*	16,340
123	Maxygen, Inc.*	659
473	Medcath Corp.*	3,202
88	Medical Action Industries, Inc.*	1,104
469	Medicines Co. (The)*	3,611
1,540	Medicis Pharmaceutical Corp., Class A	34,650
41	Medidata Solutions, Inc.*	632
277	MedQuist, Inc.	2,177
400	Molina Healthcare, Inc.*	8,552
55	Myriad Pharmaceuticals, Inc.*	265
425	Nabi Biopharmaceuticals*	2,223
136	National Healthcare Corp.	5,003
218	Natus Medical, Inc.*	2,939
568	Nighthawk Radiology Holdings, Inc.*	1,687
242	NovaMed, Inc.*	917
501	Odyssey HealthCare, Inc.*	8,783
16	Omeros Corp.*	90
137	Omnicell, Inc.*	1,854
89	OraSure Technologies, Inc.*	489
252	Owens & Minor, Inc.	11,252
148	Palomar Medical Technologies, Inc.*	1,336
1,052	Par Pharmaceutical Cos., Inc.*	26,332
197	Progenics Pharmaceuticals, Inc.*	857
548	Psychiatric Solutions, Inc.*	11,755
73	RadNet, Inc.*	155
157	RehabCare Group, Inc.*	4,371
762	Res-Care, Inc.*	6,949
1,050	RTI Biologics, Inc.*	3,937
715	Select Medical Holdings Corp.*	5,856
588	Skilled Healthcare Group, Inc., Class A*	3,804
1,319	Sun Healthcare Group, Inc.*	11,726
1,369	Sunrise Senior Living, Inc.*	5,380
643	SuperGen, Inc.*	1,775
844	Symmetry Medical, Inc.*	7,258
732	TomoTherapy, Inc.*	2,423
590	Triple-S Management Corp., Class B*	10,225
190	U.S. Physical Therapy, Inc.*	3,116
818	Universal American Corp.*	11,787
672	Varian, Inc.*	34,729
1,873	Viropharma, Inc.*	23,338
135	Vital Images, Inc.*	2,138
355	Volcano Corp.*	7,309
1,277	WellCare Health Plans, Inc.*	34,096
48	Young Innovations, Inc.	1,286
80	Zoll Medical Corp.*	2,074
		703,146
	Industrials - 11.8%

145	3D Systems Corp.*	2,053
664	A. O. Smith Corp.	30,079
1,071	AAR Corp.*	24,290
1,076	ABM Industries, Inc.	22,036
1,650	ACCO Brands Corp.*	11,830
749	Aceto Corp.	3,917
1,100	Actuant Corp., Class A	19,921
302	Acuity Brands, Inc.	11,772
651	Air Transport Services Group, Inc.*	1,654
1,419	Aircastle Ltd.	13,807
227	Alamo Group, Inc.	4,043
1,039	Alaska Air Group, Inc.*	36,365
818	Albany International Corp., Class A	15,804
699	Altra Holdings, Inc.*	8,073
270	Amerco, Inc.*	14,156
274	American Commercial Lines, Inc.*	6,370
279	American Railcar Industries, Inc.	2,637
126	American Reprographics Co.*	902
312	American Woodmark Corp.	5,869
278	Ameron International Corp.	19,146
128	Ampco-Pittsburgh Corp.	3,297
38	Amrep Corp.*	509

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
787	Apogee Enterprises, Inc.	$11,246
1,278	Applied Industrial Technologies, Inc.	28,806
60	Argon ST, Inc.*	1,476
765	Arkansas Best Corp.	20,074
467	Ascent Solar Technologies, Inc.*	1,873
548	Astec Industries, Inc.*	13,311
48	Astronics Corp.*	421
154	ATC Technology Corp.*	3,451
631	Atlas Air Worldwide Holdings, Inc.*	28,445
1,284	Avis Budget Group, Inc.*	13,508
1,134	Baldor Electric Co.	35,630
1,409	Barnes Group, Inc.	22,629
232	Barrett Business Services, Inc.	2,819
233	Beacon Roofing Supply, Inc.*	4,054
1,409	Belden, Inc.	29,843
782	Blount International, Inc.*	8,625
351	BlueLinx Holdings, Inc.*	1,218
1,158	Bowne & Co., Inc.	12,889
1,449	Brady Corp., Class A	40,601
1,507	Briggs & Stratton Corp.	26,388
377	Builders FirstSource, Inc.*	1,131
294	CAI International, Inc.*	2,902
274	Cascade Corp.	7,568
327	CDI Corp.	4,673
124	Celadon Group, Inc.*	1,515
780	Ceradyne, Inc.*	17,581
101	Chart Industries, Inc.*	2,056
161	Chase Corp.	1,934
1,256	China BAK Battery, Inc.*	2,839
513	CIRCOR International, Inc.	15,857
969	CLARCOR, Inc.	31,735
32	Clean Harbors, Inc.*	1,819
511	Colfax Corp.*	5,790
576	Columbus McKinnon Corp.*	8,289
1,170	Comfort Systems USA, Inc.	13,712
448	COMSYS IT Partners, Inc.*	7,831
296	Consolidated Graphics, Inc.*	13,184
334	Cornell Cos., Inc.*	6,226
305	Courier Corp.	4,694
49	CRA International, Inc.*	1,303
1,368	Curtiss-Wright Corp.	43,844
705	Deluxe Corp.	12,655
44	Diamond Management & Technology Consultants, Inc.	319
862	Dollar Thrifty Automotive Group, Inc.*	25,894
316	Ducommun, Inc.	5,527
168	Duoyuan Printing, Inc.*	1,544
234	DXP Enterprises, Inc.*	2,530
1,180	Dycom Industries, Inc.*	10,655
85	Dynamex, Inc.*	1,479
643	DynCorp International, Inc., Class A*	7,202
1,875	Eagle Bulk Shipping, Inc.*	9,806
180	Eastern Co. (The)	2,320
1,366	EMCOR Group, Inc.*	31,445
550	Encore Wire Corp.	11,055
214	Energy Conversion Devices, Inc.*	1,541
2,074	EnergySolutions, Inc.	12,610
1,221	EnerSys*	27,827
783	Ennis, Inc.	12,035
604	EnPro Industries, Inc.*	16,719
606	Esterline Technologies Corp.*	24,937
2,659	Evergreen Solar, Inc.*	2,978
1,473	Federal Signal Corp.	11,298
189	Flow International Corp.*	610
456	Forward Air Corp.	11,154
65	Franklin Covey Co.*	380
698	Franklin Electric Co., Inc.	19,907
361	FreightCar America, Inc.	7,642
111	Fuel Tech, Inc.*	727
402	FuelCell Energy, Inc.*	1,130
365	Furmanite Corp.*	1,321
597	Fushi Copperweld, Inc.*	5,451
559	G&K Services, Inc., Class A	13,958
779	Genco Shipping & Trading Ltd.*	16,359
305	Geo Group, Inc. (The)*	6,030
30	GeoEye, Inc.*	715
816	Gibraltar Industries, Inc.*	9,531
71	Global Defense Technology & Systems, Inc.*	957
161	Gorman-Rupp Co. (The)	3,783
179	GP Strategies Corp.*	1,407
2,227	GrafTech International Ltd.*	27,815
105	Graham Corp.	1,695
897	Granite Construction, Inc.	24,784
83	Great Lakes Dredge & Dock Corp.	376
506	Greenbrier Cos., Inc.*	4,650
1,314	Griffon Corp.*	16,267
826	H&E Equipment Services, Inc.*	8,029
564	Heartland Express, Inc.	8,635
513	Heidrick & Struggles International, Inc.	13,836
410	Herley Industries, Inc.*	5,502
85	Hill International, Inc.*	448
369	HNI Corp.	8,771
913	Horizon Lines, Inc., Class A	3,689
299	Houston Wire & Cable Co.	3,669
585	HUB Group, Inc., Class A*	15,777
172	Hurco Cos., Inc.*	2,984
242	II-VI, Inc.*	6,786
129	Innerworkings, Inc.*	731
1,175	Insituform Technologies, Inc., Class A*	28,858
530	Insteel Industries, Inc.	5,379
171	Integrated Electrical Services, Inc.*	811
982	Interline Brands, Inc.*	17,381
166	International Shipholding Corp.	4,666
7,663	JetBlue Airways Corp.*	40,461
833	John Bean Technologies Corp.	13,620
371	Kadant, Inc.*	5,038
107	Kaman Corp.	2,563
1,005	Kaydon Corp.	32,662
708	Kelly Services, Inc., Class A*	11,137
866	Kforce, Inc.*	11,535
969	Kimball International, Inc., Class B	6,405
363	Knight Transportation, Inc.	7,169
1,270	Korn/Ferry International*	21,692
17	K-Tron International, Inc.*	2,541
307	L.B. Foster Co., Class A*	9,336
84	LaBarge, Inc.*	1,009
481	Ladish Co., Inc.*	8,090
121	Lawson Products, Inc.	2,145
588	Layne Christensen Co.*	16,217
40	Lihua International, Inc.*	326
19	Lindsay Corp.	699
129	LMI Aerospace, Inc.*	1,637
568	LSI Industries, Inc.	3,482
325	M&F Worldwide Corp.*	10,527
443	MasTec, Inc.*	5,865
619	McGrath RentCorp.	14,806
1,002	Metalico, Inc.*	5,501
96	Met-Pro Corp.	912
304	Miller Industries, Inc.*	3,587
60	Mine Safety Appliances Co.	1,523
112	Mistras Group, Inc.*	1,528

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
795	Mobile Mini, Inc.*	$10,804
1,370	Moog, Inc., Class A*	46,525
1,124	Mueller Industries, Inc.	25,155
4,653	Mueller Water Products, Inc., Class A	21,543
29	Multi-Color Corp.	367
162	NACCO Industries, Inc., Class A	7,582
2,261	NCI Building Systems, Inc.*	4,296
673	Nordson Corp.	44,283
106	North American Galvanizing & Coating, Inc.*	528
279	Northwest Pipe Co.*	6,593
705	Old Dominion Freight Line, Inc.*	21,672
976	On Assignment, Inc.*	6,432
528	Orion Energy Systems, Inc.*	2,724
1,073	Otter Tail Corp.	21,449
1,057	Pacer International, Inc.*	5,084
14	Patriot Transportation Holding, Inc.*	1,247
271	Pike Electric Corp.*	2,282
469	Polypore International, Inc.*	7,021
99	Portec Rail Products, Inc.	1,158
2,103	Power-One, Inc.*	7,970
370	PowerSecure International, Inc.*	2,753
6	Preformed Line Products Co.	215
470	Quanex Building Products Corp.	7,323
437	RailAmerica, Inc.*	5,174
34	RBC Bearings, Inc.*	861
1,084	Regal-Beloit Corp.	61,159
835	Republic Airways Holdings, Inc.*	5,085
743	Robbins & Myers, Inc.	17,958
748	Rush Enterprises, Inc., Class A*	8,176
409	Saia, Inc.*	5,178
323	Satcon Technology Corp.*	756
299	Sauer-Danfoss, Inc.*	3,597
454	Schawk, Inc.	5,952
368	School Specialty, Inc.*	7,857
10	Seaboard Corp.	12,710
261	Simpson Manufacturing Co., Inc.	6,415
1,683	Skywest, Inc.	24,841
1,566	Spherion Corp.*	12,324
184	Standard Parking Corp.*	3,021
132	Standard Register Co. (The)	726
374	Standex International Corp.	9,313
2,160	Steelcase, Inc., Class A	14,191
444	Sterling Construction Co., Inc.*	8,716
221	Sun Hydraulics Corp.	5,346
1	SYKES Enterprises, Inc.*	28
434	TAL International Group, Inc.	7,912
29	Team, Inc.*	526
559	Tecumseh Products Co., Class A*	7,049
732	Teledyne Technologies, Inc.*	27,574
277	Textainer Group Holdings Ltd.	5,720
1,065	Titan International, Inc.	8,786
31	Titan Machinery, Inc.*	369
174	Todd Shipyards Corp.	2,727
233	Towers Watson & Co., Class A	10,292
894	Tredegar Corp.	14,975
53	Trex Co., Inc.*	1,059
190	Trimas Corp.*	1,157
504	Triumph Group, Inc.	26,379
1,325	TrueBlue, Inc.*	17,583
779	Tutor Perini Corp.*	15,401
257	Twin Disc, Inc.	2,809
298	UAL Corp.*	5,111
21	Ultralife Corp.*	86
653	Ultrapetrol Bahamas Ltd.*	3,369
58	United Capital Corp.*	1,347
1,819	United Rentals, Inc.*	13,733
717	United Stationers, Inc.*	40,948
580	Universal Forest Products, Inc.	20,439
177	Universal Truckload Services, Inc.	3,149
4,872	US Airways Group, Inc.*	35,712
70	USA Truck, Inc.*	928
231	Valence Technology, Inc.*	215
556	Viad Corp.	10,625
356	Vicor Corp.*	3,386
366	Volt Information Sciences, Inc.*	3,898
25	VSE Corp.	1,063
476	Waste Services, Inc.*	4,798
65	Watsco, Inc.	3,760
885	Watts Water Technologies, Inc., Class A	25,807
1,288	Werner Enterprises, Inc.	28,735
143	Willis Lease Finance Corp.*	2,432
356	Woodward Governor Co.	10,249
2,925	YRC Worldwide, Inc.*	1,349
		2,395,157
	Information Technology - 7.4%

2,122	3Com Corp.*	16,191
549	Actel Corp.*	7,033
926	ActivIdentity Corp.*	2,306
372	Acxiom Corp.*	6,272
3,685	Adaptec, Inc.*	11,350
2,350	ADC Telecommunications, Inc.*	14,899
371	ADTRAN, Inc.	8,674
215	Advanced Energy Industries, Inc.*	3,122
462	Agilysys, Inc.	5,045
319	Airvana, Inc.*	2,434
52	American Software, Inc., Class A	301
380	Anadigics, Inc.*	1,562
50	Anaren, Inc.*	615
55	Ancestry.com, Inc.*	876
764	Anixter International, Inc.*	31,889
922	Arris Group, Inc.*	9,515
669	ATMI, Inc.*	11,266
1,785	Aviat Networks, Inc.*	10,978
682	Avid Technology, Inc.*	9,173
311	Bel Fuse, Inc., Class B	7,069
1,750	Benchmark Electronics, Inc.*	34,650
530	Black Box Corp.	15,333
1,945	Brooks Automation, Inc.*	16,805
632	Cabot Microelectronics Corp.*	22,373
803	CACI International, Inc., Class A*	39,797
368	Callidus Software, Inc.*	1,236
82	Ceva, Inc.*	959
895	Checkpoint Systems, Inc.*	18,455
113	China Information Security Technology, Inc.*	556
258	China Security & Surveillance Technology, Inc.*	1,780
2,079	Ciber, Inc.*	7,755
983	Cognex Corp.	18,579
697	Cogo Group, Inc.*	4,907
656	Coherent, Inc.*	20,854
706	Cohu, Inc.	9,460
185	Communications Systems, Inc.	2,213
161	Computer Task Group, Inc.*	1,219
158	CPI International, Inc.*	1,948
290	Cray, Inc.*	1,520
427	CSG Systems International, Inc.*	8,591
968	CTS Corp.	7,705
898	Cymer, Inc.*	28,125
132	Daktronics, Inc.	999
367	DDi Corp.*	1,853

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
28	Deltek, Inc.*	$215
480	Digi International, Inc.*	4,872
224	Digital River, Inc.*	5,889
366	DivX, Inc.*	2,211
45	Double-Take Software, Inc.*	399
688	DSP Group, Inc.*	5,043
261	Dynamics Research Corp.*	2,688
2,801	Earthlink, Inc.	23,360
283	Echelon Corp.*	2,326
108	Echo Global Logistics, Inc.*	1,221
542	Electro Rent Corp.	6,303
826	Electro Scientific Industries, Inc.*	10,333
1,336	Electronics for Imaging, Inc.*	15,845
2,278	Emcore Corp.*	2,688
82	EMS Technologies, Inc.*	1,125
191	Emulex Corp.*	2,426
3,935	Entegris, Inc.*	17,629
1,429	Epicor Software Corp.*	12,247
105	ePlus, Inc.*	1,722
182	Euronet Worldwide, Inc.*	3,298
968	Exar Corp.*	7,154
2,686	Extreme Networks*	7,386
1,478	Fair Isaac Corp.	33,935
49	FARO Technologies, Inc.*	1,173
88	FEI Co.*	1,873
87	Formfactor, Inc.*	1,431
99	Fortinet, Inc.*	1,701
103	Global Cash Access Holdings, Inc.*	771
630	Globecomm Systems, Inc.*	4,807
558	GSI Technology, Inc.*	2,494
583	Hackett Group, Inc. (The)*	1,603
677	Harmonic, Inc.*	4,441
149	ICx Technologies, Inc.*	970
813	Imation Corp.*	7,480
470	infoGROUP, Inc.*	3,774
718	Information Services Group, Inc.*	2,132
462	Infospace, Inc.*	4,657
1,208	Insight Enterprises, Inc.*	15,450
386	Integral Systems, Inc.*	3,304
1,536	Internap Network Services Corp.*	7,726
392	Internet Brands, Inc., Class A*	3,230
459	Internet Capital Group, Inc.*	3,121
663	Intevac, Inc.*	9,395
1,523	Ipass, Inc.*	1,630
121	IXYS Corp.*	1,030
111	j2 Global Communications, Inc.*	2,409
248	JDA Software Group, Inc.*	7,018
188	Keynote Systems, Inc.	1,982
22	KVH Industries, Inc.*	268
491	L-1 Identity Solutions, Inc.*	4,183
3,197	Lattice Semiconductor Corp.*	9,175
2,467	Lawson Software, Inc.*	14,851
657	Littelfuse, Inc.*	23,383
59	LogMeIn, Inc.*	1,107
134	Mantech International Corp., Class A*	6,617
272	Marchex, Inc., Class B	1,398
44	MAXIMUS, Inc.	2,534
438	Measurement Specialties, Inc.*	6,211
431	MEMSIC, Inc.*	1,552
2,614	Mentor Graphics Corp.*	21,748
685	Mercury Computer Systems, Inc.*	8,371
1,019	Methode Electronics, Inc.	12,676
811	Micrel, Inc.	7,988
618	Microtune, Inc.*	1,465
1,491	MKS Instruments, Inc.*	26,883
1,306	ModusLink Global Solutions, Inc.*	12,929
362	MoneyGram International, Inc.*	1,003
655	Monotype Imaging Holdings, Inc.*	6,229
453	MTS Systems Corp.	12,331
1,171	Ness Technologies, Inc.*	6,675
771	Netgear, Inc.*	19,545
98	Netscout Systems, Inc.*	1,430
439	Network Equipment Technologies, Inc.*	2,239
1,094	Newport Corp.*	11,531
1,514	Omnivision Technologies, Inc.*	21,998
263	Online Resources Corp.*	965
1,774	Openwave Systems, Inc.*	4,595
170	Oplink Communications, Inc.*	2,625
701	Opnext, Inc.*	1,430
101	OSI Systems, Inc.*	3,115
580	Palm, Inc.*	3,538
73	PAR Technology Corp.*	431
231	Park Electrochemical Corp.	6,279
286	PC Connection, Inc.*	1,796
229	PC Mall, Inc.*	1,067
496	PC-Tel, Inc.*	3,021
677	Perficient, Inc.*	7,515
766	Pericom Semiconductor Corp.*	7,193
465	Pervasive Software, Inc.*	2,367
1,602	Photronics, Inc.*	7,049
176	Plantronics, Inc.	5,004
794	Plexus Corp.*	27,385
1,532	Polycom, Inc.*	40,001
3,993	Powerwave Technologies, Inc.*	4,672
1,655	Quest Software, Inc.*	27,887
1,217	RealNetworks, Inc.*	5,598
603	RF Micro Devices, Inc.*	2,539
283	Rimage Corp.*	4,186
487	Rofin-Sinar Technologies, Inc.*	9,979
369	Rogers Corp.*	10,129
574	Rudolph Technologies, Inc.*	4,569
756	Scansource, Inc.*	19,656
465	Seachange International, Inc.*	3,292
253	Sigma Designs, Inc.*	2,960
806	Silicon Graphics International Corp.*	8,656
2,262	Silicon Image, Inc.*	5,474
2,404	Silicon Storage Technology, Inc.*	7,669
1,110	SMART Modular Technologies WWH, Inc.*	7,104
1,509	SonicWALL, Inc.*	12,087
6,239	Sonus Networks, Inc.*	13,289
380	Spectrum Control, Inc.*	4,393
903	SRA International, Inc., Class A*	17,211
492	Standard Microsystems Corp.*	9,604
297	StarTek, Inc.*	1,939
221	Super Micro Computer, Inc.*	3,317
1,077	Support.com, Inc.*	3,166
582	Sycamore Networks, Inc.	11,209
1,320	Symmetricom, Inc.*	7,748
211	Symyx Technologies, Inc.*	920
71	Synchronoss Technologies, Inc.*	1,236
465	SYNNEX Corp.*	13,318
2,112	Take-Two Interactive Software, Inc.*	20,317
1,240	Technitrol, Inc.	5,456
351	TechTarget, Inc.*	1,836
39	Techwell, Inc.*	489
1,341	Tekelec*	22,153
519	THQ, Inc.*	3,145
3,206	TIBCO Software, Inc.*	29,399
236	Tier Technologies, Inc., Class B*	1,751
1,702	Trident Microsystems, Inc.*	2,519
1,935	TriQuint Semiconductor, Inc.*	13,913
1,304	TTM Technologies, Inc.*	11,136

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,207	Unisys Corp.*	$42,136
2,529	United Online, Inc.	15,832
3,425	UTStarcom, Inc.*	7,466
178	VASCO Data Security International, Inc.*	1,410
510	Veeco Instruments, Inc.*	17,391
451	Virage Logic Corp.*	3,116
102	Virtusa Corp.*	928
798	Web.com Group, Inc.*	3,798
693	White Electronic Designs Corp.*	3,624
784	X-Rite, Inc.*	2,328
383	Zoran Corp.*	4,343
450	Zygo Corp.*	4,410
		1,508,558
	Materials - 4.8%

707	A. Schulman, Inc.	16,657
503	A.M. Castle & Co.	5,795
10	AEP Industries, Inc.*	349
277	Allied Nevada Gold Corp.*	3,812
553	AMCOL International Corp.	14,068
517	American Vanguard Corp.	3,335
635	Ampal-American Israel Corp., Class A*	1,784
638	Arch Chemicals, Inc.	19,695
465	Boise, Inc.*	2,209
610	Brush Engineered Materials, Inc.*	12,529
1,169	Buckeye Technologies, Inc.*	12,917
205	Bway Holding Co.*	3,089
1,716	Century Aluminum Co.*	20,918
937	China Precision Steel, Inc.*	2,127
314	Clearwater Paper Corp.*	15,154
2,454	Coeur d’Alene Mines Corp.*	35,951
72	Deltic Timber Corp.	3,308
1,256	Domtar Corp.*	65,651
2,603	Ferro Corp.*	21,319
1,927	General Moly, Inc.*	4,528
336	General Steel Holdings, Inc.*	1,374
1,377	Glatfelter	18,590
3,379	Graphic Packaging Holding Co.*	11,759
1,470	H.B. Fuller Co.	30,855
14	Hawkins, Inc.	279
364	Haynes International, Inc.	10,571
1,823	Headwaters, Inc.*	9,097
7,157	Hecla Mining Co.*	37,216
1,311	Horsehead Holding Corp.*	13,333
834	ICO, Inc.	6,589
521	Innophos Holdings, Inc.	12,098
715	Innospec, Inc.	7,615
466	Kaiser Aluminum Corp.	15,560
995	KapStone Paper and Packaging Corp.*	9,114
227	Koppers Holdings, Inc.	6,311
3,798	Louisiana-Pacific Corp.*	28,903
566	Minerals Technologies, Inc.	27,638
953	Myers Industries, Inc.	8,834
443	Neenah Paper, Inc.	6,277
24	NL Industries, Inc.	173
2,136	Olin Corp.	37,401
274	Olympic Steel, Inc.	7,579
925	OM Group, Inc.*	31,839
389	Paramount Gold and Silver Corp.*	642
2,297	PolyOne Corp.*	18,261
333	Quaker Chemical Corp.	6,597
145	Rock-Tenn Co., Class A	6,067
1,490	Rockwood Holdings, Inc.*	35,745
908	RTI International Metals, Inc.*	21,819
535	Schweitzer-Mauduit International, Inc.	24,556
1,474	Sensient Technologies Corp.	38,943
851	ShengdaTech, Inc.*	5,463
384	Silgan Holdings, Inc.	21,930
3,601	Solutia, Inc.*	50,666
925	Spartech Corp.*	9,426
19	Stepan Co.	903
1,069	Stillwater Mining Co.*	12,133
132	STR Holdings, Inc.*	2,193
230	Sutor Technology Group Ltd.*	706
714	Texas Industries, Inc.	25,368
1,004	U.S. Concrete, Inc.*	569
2,413	U.S. Gold Corp.*	6,491
12	United States Lime & Minerals, Inc.*	474
204	Universal Stainless & Alloy*	3,809
824	Wausau Paper Corp.*	6,971
590	Westlake Chemical Corp.	11,947
155	Worthington Industries, Inc.	2,455
1,539	WR Grace & Co.*	44,569
840	Zoltek Cos., Inc.*	7,468
		970,371
	Telecommunication Services - 0.3%

270	Atlantic Tele-Network, Inc.	11,848
5,023	Cincinnati Bell, Inc.*	14,868
338	Consolidated Communications Holdings, Inc.	5,692
546	General Communication, Inc., Class A*	2,998
125	Global Crossing Ltd.*	1,781
842	Iowa Telecommunications Services, Inc.	13,598
420	Premiere Global Services, Inc.*	3,158
432	SureWest Communications*	3,715
354	Syniverse Holdings, Inc.*	5,954
67	USA Mobility, Inc.	755
		64,367
	Utilities - 4.2%

887	Allete, Inc.	27,896
559	American States Water Co.	17,977
188	Artesian Resources Corp., Class A	3,335
1,653	Avista Corp.	33,655
1,174	Black Hills Corp.	32,719
549	California Water Service Group	19,698
353	Central Vermont Public Service Corp.	6,940
478	CH Energy Group, Inc.	19,115
282	Chesapeake Utilities Corp.	8,449
1,827	Cleco Corp.	46,114
241	Connecticut Water Service, Inc.	5,425
295	Consolidated Water Co., Ltd.	3,584
1,359	El Paso Electric Co.*	27,343
1,154	Empire District Electric Co. (The)	20,668
1,426	IDACORP, Inc.	47,101
670	Laclede Group, Inc. (The)	21,969
698	MGE Energy, Inc.	23,139
406	Middlesex Water Co.	6,719
1,068	New Jersey Resources Corp.	38,897
1,368	Nicor, Inc.	56,977
802	Northwest Natural Gas Co.	35,280
1,087	NorthWestern Corp.	27,229
112	Pennichuck Corp.	2,349
2,085	Piedmont Natural Gas Co., Inc.	53,856
2,620	PNM Resources, Inc.	32,016
2,273	Portland General Electric Co.	40,891
391	SJW Corp.	8,774
797	South Jersey Industries, Inc.	31,776
1,353	Southwest Gas Corp.	38,669

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
744	Southwest Water Co.	$5,000
466	U.S. Geothermal, Inc.*	517
887	UIL Holdings Corp.	24,375
1,077	Unisource Energy Corp.	31,384
318	Unitil Corp.	6,917
1,517	WGL Holdings, Inc.	49,833
233	York Water Co.	3,139
		859,725
	Total Common Stocks (Cost $11,556,882)	14,813,876

No. of Rights
	Rights - 0.0%
690	PremierWest Bancorp, expiring 03/10/10 at $0.44*^	159
	Total Rights (Cost $1,529)	159

Principal Amount
	Repurchase Agreements (a) - 11.3%
$85,607	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $85,608(b)	85,607
85,607	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $85,608(c)	85,607
4,156	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $4,156(d)	4,156
2,935	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $2,935(e)	2,935
256,820	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $256,825(f)	256,820
256,820	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $256,826(g)	256,820
4,695	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $4,695(h)	4,695
262,689	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $262,691(i)	262,689
342,427	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $342,434(j)	342,427
171,213	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $171,214(k)	171,213
496,519	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $496,524(l)	496,519
299,623	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $299,625(m)	299,623
36,634	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $36,634(n)	36,634
	Total Repurchase Agreements (Cost $2,305,745)	2,305,745
	Total Investment Securities (Cost $13,864,156) — 84.0%	17,119,780
	Other assets less liabilities — 16.0%	3,255,633
	Net Assets — 100.0%	$20,375,413

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 28, 2010, the value of these securities amounted to $159 or 0.00% of net assets.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $5,104,413.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $87,319. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $87,319. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $4,239. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $2,994. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $261,957. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $261,958. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $4,789. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $267,943. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $349,276. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $174,638. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $506,450. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $305,616. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $37,367.  The investment in the repurchase agreement was through participation in a pooled account.

REIT        Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$232,992
Aggregate gross unrealized depreciation	(748,797)
Net unrealized depreciation	$(515,805)
Federal income tax cost of investments	$17,635,585

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$3,230,300	$1,296,789

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	10,059,629	(79,817)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	7,082,913	2,209,383

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	5,561,575	7,798

		$3,434,153

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$14,813,876	$—	$14,813,876
Rights/Warrants	—	159	159
Repurchase Agreements	—	2,305,745	2,305,745
Total Investment Securities	14,813,876	2,305,904	17,119,780
Other Financial Instruments*:
Swap Agreements	—	3,434,153	3,434,153
Total Other Financial Instruments	—	3,434,153	3,434,153
Total Investments	$14,813,876	$5,740,057	$20,553,933

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000 Growth

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 75.3%
	Consumer Discretionary - 12.6%

204	1-800-Flowers.com, Inc., Class A*	$414
1,878	99 Cents Only Stores*	30,987
108	AFC Enterprises, Inc.*	875
856	Ambassadors Group, Inc.	9,664
1,485	American Apparel, Inc.*	4,173
827	American Public Education, Inc.*	35,776
268	America’s Car-Mart, Inc.*	7,086
974	Amerigon, Inc.*	9,526
1,166	Ameristar Casinos, Inc.	17,595
1,206	Arbitron, Inc.	25,929
337	ArvinMeritor, Inc.*	3,929
2,480	Bally Technologies, Inc.*	102,697
1,089	bebe stores, inc.	9,180
285	Benihana, Inc., Class A*	1,311
980	Big 5 Sporting Goods Corp.	14,974
893	BJ’s Restaurants, Inc.*	19,110
576	Blue Nile, Inc.*	29,514
21	Blyth, Inc.	606
34	Books-A-Million, Inc.	214
632	Bridgepoint Education, Inc.*	10,668
1,067	Buckle, Inc. (The)	31,231
819	Buffalo Wild Wings, Inc.*	35,995
880	California Pizza Kitchen, Inc.*	13,675
663	Capella Education Co.*	55,075
311	Caribou Coffee Co., Inc.*	2,208
408	Carmike Cinemas, Inc.*	3,713
513	Carrols Restaurant Group, Inc.*	3,258
2,027	Carter’s, Inc.*	58,094
1,260	Cato Corp. (The), Class A	24,696
1,049	CEC Entertainment, Inc.*	36,767
352	Charming Shoppes, Inc.*	2,094
2,736	Cheesecake Factory, Inc. (The)*	64,706
346	Cherokee, Inc.	5,917
1,005	Children’s Place Retail Stores, Inc. (The)*	38,401
197	China Automotive Systems, Inc.*	3,977
1,545	ChinaCast Education Corp.*	11,124
196	Christopher & Banks Corp.	1,360
1,329	Cinemark Holdings, Inc.	21,410
669	Citi Trends, Inc.*	19,896
2,222	CKE Restaurants, Inc.	25,264
2,646	CKX, Inc.*	11,034
1,375	Coinstar, Inc.*	40,810
2,096	Coldwater Creek, Inc.*	10,878
1,272	Collective Brands, Inc.*	28,747
2,685	Cooper Tire & Rubber Co.	47,095
121	Core-Mark Holding Co., Inc.*	3,877
3,645	Corinthian Colleges, Inc.*	59,122
228	CPI Corp.	2,866
759	Cracker Barrel Old Country Store, Inc.	33,153
1,374	CROCS, Inc.*	9,687
174	Crown Media Holdings, Inc., Class A*	289
597	Deckers Outdoor Corp.*	71,759
4,376	Denny’s Corp.*	12,034
215	Destination Maternity Corp.*	4,863
801	DineEquity, Inc.*	23,501
1,364	Dolan Media Co.*	14,213
158	Domino’s Pizza, Inc.*	1,973
83	Dorman Products, Inc.*	1,498
644	Dover Downs Gaming & Entertainment, Inc.	2,376
590	Dress Barn, Inc.*	14,667
506	Drew Industries, Inc.*	11,724
3,954	Drugstore.com, Inc.*	13,088
32	DSW, Inc., Class A*	862
201	Einstein Noah Restaurant Group, Inc.*	2,203
664	FGX International Holdings Ltd.*	13,101
1,051	Finish Line (The), Class A	12,707
2,136	Fossil, Inc.*	77,430
547	Fred’s, Inc., Class A	5,662
16	Frisch’s Restaurants, Inc.	390
624	Fuel Systems Solutions, Inc.*	17,403
557	Fuqi International, Inc.*	10,277
230	G-III Apparel Group Ltd.*	4,823
94	Global Sources Ltd.*	588
719	Grand Canyon Education, Inc.*	15,638
134	Great Wolf Resorts, Inc.*	332
1,054	Gymboree Corp.*	45,849
46	Hawk Corp., Class A*	915
580	hhgregg, Inc.*	12,105
1,301	Hibbett Sports, Inc.*	29,936
1,203	HOT Topic, Inc.*	7,783
1,308	Hovnanian Enterprises, Inc., Class A*	5,088
1,809	HSN, Inc.*	39,183
1,694	Interval Leisure Group, Inc.*	24,326
884	iRobot Corp.*	14,312
706	Isle of Capri Casinos, Inc.*	5,281
2,290	J. Crew Group, Inc.*	96,363
2,600	Jack in the Box, Inc.*	54,912
449	Jo-Ann Stores, Inc.*	16,995
833	JoS. A. Bank Clothiers, Inc.*	37,260
1,075	K12, Inc.*	21,640
565	Kirkland’s, Inc.*	9,356
473	Knology, Inc.*	5,416
2,662	Krispy Kreme Doughnuts, Inc.*	9,344
673	K-Swiss, Inc., Class A*	6,286
297	Lakes Entertainment, Inc.*	653
326	Leapfrog Enterprises, Inc.*	1,777
341	Learning Tree International, Inc.*	4,297
160	Life Time Fitness, Inc.*	4,058
441	Lincoln Educational Services Corp.*	9,834
2,529	Live Nation Entertainment, Inc.*	32,852
3,005	Liz Claiborne, Inc.*	20,765
628	LodgeNet Interactive Corp.*	3,919
1,851	Lululemon Athletica, Inc.*	53,031
658	Lumber Liquidators Holdings, Inc.*	14,594
98	M/I Homes, Inc.*	1,259
92	Mac-Gray Corp.	922
859	Maidenform Brands, Inc.*	14,792
79	Marcus Corp.	965
1,068	Martha Stewart Living Omnimedia, Class A*	5,714
1,386	Matthews International Corp., Class A	46,459
67	McCormick & Schmick’s Seafood Restaurants, Inc.*	533
626	Mediacom Communications Corp., Class A*	2,905
123	Men’s Wearhouse, Inc. (The)	2,627
639	Midas, Inc.*	5,796
302	Monarch Casino & Resort, Inc.*	2,335
760	Monro Muffler Brake, Inc.	26,494
664	Morgans Hotel Group Co.*	2,815
322	Multimedia Games, Inc.*	1,472
121	National CineMedia, Inc.	1,947
218	National Presto Industries, Inc.*	27,503
372	NIVS IntelliMedia Technology Group, Inc.*	1,209
168	Nobel Learning Communities, Inc.*	1,352
1,399	NutriSystem, Inc.	27,071
2,512	OfficeMax, Inc.*	40,117
728	Orbitz Worldwide, Inc.*	4,332
79	Outdoor Channel Holdings, Inc.*	451

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
714	Overstock.com, Inc.*	$8,789
393	Oxford Industries, Inc.	7,648
1,080	P.F. Chang’s China Bistro, Inc.*	45,835
807	Papa John’s International, Inc.*	19,699
519	Peet’s Coffee & Tea, Inc.*	18,871
1,063	PetMed Express, Inc.	20,590
1,461	Pinnacle Entertainment, Inc.*	10,563
975	Playboy Enterprises, Inc., Class B*	3,188
1,394	Polaris Industries, Inc.	63,762
1,187	Pool Corp.	23,716
309	Pre-Paid Legal Services, Inc.*	12,867
67	PRIMEDIA, Inc.	248
663	Princeton Review, Inc.*	2,519
2,503	Raser Technologies, Inc.*	2,653
1,661	RCN Corp.*	18,238
155	Reading International, Inc., Class A*	654
169	Red Robin Gourmet Burgers, Inc.*	3,351
430	Rentrak Corp.*	7,878
138	Rue21, Inc.*	3,966
1,180	Ruth’s Hospitality Group, Inc.*	4,272
1,057	Sally Beauty Holdings, Inc.*	8,657
335	Sealy Corp.*	1,159
2,443	Shuffle Master, Inc.*	20,082
134	Shutterfly, Inc.*	2,572
2,707	Smith & Wesson Holding Corp.*	11,559
356	Sonic Automotive, Inc., Class A*	3,667
2,531	Sonic Corp.*	21,488
2,798	Sotheby’s	67,991
118	Sport Supply Group, Inc.	1,438
497	Stamps.com, Inc.*	4,503
444	Standard Motor Products, Inc.	3,601
1,090	Stein Mart, Inc.*	8,905
328	Steiner Leisure Ltd.*	14,094
712	Steven Madden Ltd.*	29,911
811	Sturm Ruger & Co., Inc.	9,537
141	Systemax, Inc.	2,298
699	Talbots, Inc.*	7,577
3,411	Tempur-Pedic International, Inc.*	96,872
2,277	Texas Roadhouse, Inc.*	30,580
1,273	Timberland Co. (The), Class A*	23,538
589	Town Sports International Holdings, Inc.*	1,526
1,635	Tractor Supply Co.*	89,467
1,154	True Religion Apparel, Inc.*	28,342
2,852	Tupperware Brands Corp.	133,274
51	U.S. Auto Parts Network, Inc.*	318
1,260	Ulta Salon Cosmetics & Fragrance, Inc.*	23,096
1,508	Under Armour, Inc., Class A*	39,299
122	Unifirst Corp.	6,412
463	Universal Electronics, Inc.*	10,459
899	Universal Technical Institute, Inc.*	22,709
492	Universal Travel Group*	4,866
1,794	Valassis Communications, Inc.*	45,962
61	Value Line, Inc.	1,623
224	Vitacost.com, Inc.*	2,511
185	Vitamin Shoppe, Inc.*	3,676
859	Volcom, Inc.*	13,864
2,085	Warnaco Group, Inc. (The)*	87,028
4,416	Wet Seal, Inc. (The), Class A*	17,708
318	Weyco Group, Inc.	7,320
169	Winnebago Industries*	1,974
2,240	Wolverine World Wide, Inc.	61,757
818	Wonder Auto Technology, Inc.*	8,106
771	World Wrestling Entertainment, Inc., Class A	13,146
1,365	Youbet.com, Inc.*	3,686
862	Zumiez, Inc.*	12,361
		3,470,785
	Consumer Staples - 2.9%

1,256	AgFeed Industries, Inc.*	5,539
146	Alico, Inc.	3,790
2,751	Alliance One International, Inc.*	14,112
445	American Dairy, Inc.*	9,679
679	American Italian Pasta Co., Class A*	26,345
1,017	American Oriental Bioengineering, Inc.*	4,220
54	Arden Group, Inc., Class A	5,481
376	B&G Foods, Inc., Class A	3,500
3,015	Bare Escentuals, Inc.*	54,813
401	Boston Beer Co., Inc., Class A*	18,975
474	Calavo Growers, Inc.	8,385
616	Cal-Maine Foods, Inc.	19,749
1,414	Casey’s General Stores, Inc.	43,000
475	China Sky One Medical, Inc.*	7,377
435	China-Biotics, Inc.*	7,369
192	Coca-Cola Bottling Co. Consolidated	10,685
3,744	Darling International, Inc.*	30,177
587	Diamond Foods, Inc.	20,457
137	Diedrich Coffee, Inc.*	4,740
1,059	Dole Food Co., Inc.*	12,422
129	Farmer Bros Co.	2,323
723	Female Health Co. (The)	4,085
495	Hain Celestial Group, Inc. (The)*	7,856
451	HQ Sustainable Maritime Industries, Inc.*	3,319
122	Inter Parfums, Inc.	1,657
645	J&J Snack Foods Corp.	27,548
874	Lancaster Colony Corp.	50,290
1,265	Lance, Inc.	27,438
221	Lifeway Foods, Inc.*	2,590
591	Medifast, Inc.*	12,494
251	National Beverage Corp.	2,861
2,251	Nu Skin Enterprises, Inc., Class A	60,147
31	Nutraceutical International Corp.*	398
249	Orchids Paper Products Co.*	4,041
721	Overhill Farms, Inc.*	4,074
119	Pantry, Inc. (The)*	1,559
727	Pricesmart, Inc.	15,456
420	Revlon, Inc., Class A*	6,296
350	Ruddick Corp.	10,255
926	Sanderson Farms, Inc.	45,337
69	Schiff Nutrition International, Inc.	539
2,205	Smart Balance, Inc.*	11,047
3,657	Star Scientific, Inc.*	3,474
52	Susser Holdings Corp.*	436
819	Synutra International, Inc.*	13,391
1,100	Tootsie Roll Industries, Inc.	29,931
1,956	United Natural Foods, Inc.*	57,448
84	Universal Corp.	4,456
285	USANA Health Sciences, Inc.*	7,892
1,769	Vector Group Ltd.	25,527
268	Village Super Market, Inc., Class A	6,633
523	WD-40 Co.	16,380
92	Weis Markets, Inc.	3,211
1,097	Zhongpin, Inc.*	13,504
		794,708
	Energy - 3.3%

36	Alon USA Energy, Inc.	252
416	Apco Oil and Gas International, Inc.	9,185
185	Approach Resources, Inc.*	1,537
1,740	Arena Resources, Inc.*	72,088

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,485	Atlas Energy, Inc.*	$48,470
374	ATP Oil & Gas Corp.*	6,755
130	Bolt Technology Corp.*	1,373
3,363	BPZ Resources, Inc.*	26,299
2,462	Brigham Exploration Co.*	40,426
475	Cal Dive International, Inc.*	3,349
807	CARBO Ceramics, Inc.	49,251
1,270	Carrizo Oil & Gas, Inc.*	30,391
820	Cheniere Energy, Inc.*	2,444
1,623	Clean Energy Fuels Corp.*	29,279
571	Cloud Peak Energy, Inc.*	8,685
523	Contango Oil & Gas Co.*	26,966
260	CREDO Petroleum Corp.*	2,254
394	Cubic Energy, Inc.*	473
79	CVR Energy, Inc.*	649
4,301	Delta Petroleum Corp.*	6,021
1,324	Dril-Quip, Inc.*	72,449
4,889	Endeavour International Corp.*	6,014
797	ENGlobal Corp.*	2,287
5,939	Evergreen Energy, Inc.*	1,817
1,933	FX Energy, Inc.*	6,321
253	Geokinetics, Inc.*	2,143
731	GMX Resources, Inc.*	6,725
943	Golar LNG Ltd.*	10,562
32	Gulf Island Fabrication, Inc.	638
544	GulfMark Offshore, Inc., Class A*	13,382
1,127	Gulfport Energy Corp.*	10,256
553	Hercules Offshore, Inc.*	2,024
363	ION Geophysical Corp.*	1,663
49	Isramco, Inc.*	2,746
1,257	James River Coal Co.*	19,999
600	Lufkin Industries, Inc.	43,830
353	Matrix Service Co.*	3,777
3,459	McMoRan Exploration Co.*	59,772
54	Natural Gas Services Group, Inc.*	827
1,629	Northern Oil and Gas, Inc.*	20,135
326	Panhandle Oil and Gas, Inc., Class A	8,854
321	PHI, Inc. (Non-Voting)*	6,266
450	Pioneer Drilling Co.*	3,213
25	PrimeEnergy Corp.*	627
1,000	Rex Energy Corp.*	13,840
1,282	RPC, Inc.	15,846
1,235	Ship Finance International Ltd.	19,637
3,093	Sulphco, Inc.*	1,175
2,873	Syntroleum Corp.*	6,579
478	Teekay Tankers Ltd., Class A	4,885
1,834	Tetra Technologies, Inc.*	18,487
464	TGC Industries, Inc.*	1,912
1,062	Toreador Resources Corp.*	9,356
1,956	Uranerz Energy Corp.*	3,638
2,426	Uranium Energy Corp.*	8,879
167	Vaalco Energy, Inc.*	713
263	Venoco, Inc.*	3,019
1,469	W&T Offshore, Inc.	12,942
1,750	Warren Resources, Inc.*	4,095
100	Westmoreland Coal Co.*	1,109
1,798	Willbros Group, Inc.*	27,150
2,684	World Fuel Services Corp.	70,911
665	Zion Oil & Gas, Inc.*	4,136
		900,783
	Financials - 4.5%

417	Acadia Realty Trust (REIT)	6,976
1,876	Advance America Cash Advance Centers, Inc.	11,762
58	Alexander’s, Inc. (REIT)*	16,936
42	American Safety Insurance Holdings Ltd.*	596
135	Ames National Corp.	2,499
143	Amtrust Financial Services, Inc.	2,026
40	Apollo Commercial Real Estate Finance, Inc. (REIT)*	710
263	Arrow Financial Corp.	6,654
231	Artio Global Investors, Inc.	5,632
267	Asset Acceptance Capital Corp.*	1,514
111	Associated Estates Realty Corp. (REIT)	1,374
695	Assured Guaranty Ltd.	14,664
185	Bank of Marin Bancorp	5,924
39	Bank of the Ozarks, Inc.	1,198
991	BGC Partners, Inc., Class A	4,915
233	Bridge Bancorp, Inc.	5,345
2,367	Broadpoint Gleacher Securities, Inc.*	9,492
653	Brookline Bancorp, Inc.	6,713
67	Brooklyn Federal Bancorp, Inc.	508
57	Bryn Mawr Bank Corp.	991
69	Calamos Asset Management, Inc., Class A	920
610	Cardinal Financial Corp.	5,923
460	Cardtronics, Inc.*	4,545
1,521	Cathay General Bancorp	14,799
178	Centerstate Banks, Inc.	1,912
27	Cheviot Financial Corp.	224
45	Citizens Holding Co.	1,019
1,143	Citizens, Inc./TX*	7,407
66	City Holding Co.	2,118
45	Clifton Savings Bancorp, Inc.	400
186	CNB Financial Corp./PA	3,039
368	Cohen & Steers, Inc.	8,008
57	Colony Financial, Inc. (REIT)	1,137
349	CompuCredit Holdings Corp.	1,208
180	Cowen Group, Inc., Class A*	979
757	Crawford & Co., Class B*	2,899
253	Credit Acceptance Corp.*	10,163
54	CreXus Investment Corp. (REIT)*	747
65	Cypress Sharpridge Investments, Inc. (REIT)	860
66	Danvers Bancorp, Inc.	935
89	Diamond Hill Investment Group, Inc.	5,682
936	Dollar Financial Corp.*	21,004
738	Duff & Phelps Corp., Class A	12,310
639	DuPont Fabros Technology, Inc. (REIT)	12,524
698	EastGroup Properties, Inc. (REIT)	25,058
1,063	eHealth, Inc.*	17,752
245	Enterprise Financial Services Corp.	2,100
505	Epoch Holding Corp.	5,126
715	Equity Lifestyle Properties, Inc. (REIT)	35,564
192	Evercore Partners, Inc., Class A	5,781
2,061	EZCORP, Inc., Class A*	40,663
249	FBL Financial Group, Inc., Class A	5,060
73	FBR Capital Markets Corp.*	395
1,046	First Cash Financial Services, Inc.*	22,196
513	First Financial Bankshares, Inc.	26,856
312	First Mercury Financial Corp.	4,440
39	First of Long Island Corp. (The)	980
192	GAMCO Investors, Inc., Class A	8,354
317	Getty Realty Corp. (REIT)	7,002
2,954	GFI Group, Inc.	16,277
66	Government Properties Income Trust (REIT)	1,554
104	Great Southern Bancorp, Inc.	2,376
49	Hallmark Financial Services*	390

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
172	Hancock Holding Co.	$6,935
19	Heritage Financial Group	166
188	International Assets Holding Corp.*	2,935
67	Invesco Mortgage Capital, Inc. (REIT)	1,521
180	Investors Bancorp, Inc.*	2,317
203	Investors Real Estate Trust (REIT)	1,815
63	JMP Group, Inc.	486
738	KBW, Inc.*	17,535
160	Kearny Financial Corp.	1,605
21	Kentucky First Federal Bancorp	256
2,151	Knight Capital Group, Inc., Class A*	34,717
88	Kohlberg Capital Corp.	398
335	Life Partners Holdings, Inc.	6,894
113	LTC Properties, Inc. (REIT)	2,947
286	Main Street Capital Corp.	4,133
1,445	MarketAxess Holdings, Inc.	21,617
98	Metro Bancorp, Inc.*	1,188
1,313	MF Global Holdings Ltd.*	9,086
641	Mid-America Apartment Communities, Inc. (REIT)	33,294
513	Nara Bancorp, Inc.*	4,530
60	National Health Investors, Inc. (REIT)	2,089
264	Nelnet, Inc., Class A	4,150
335	NewStar Financial, Inc.*	2,097
694	Omega Healthcare Investors, Inc. (REIT)	13,165
1,923	optionsXpress Holdings, Inc.	30,403
365	Oritani Financial Corp.	5,782
110	Orrstown Financial Services, Inc.	3,874
29	Park National Corp.	1,547
61	Peapack Gladstone Financial Corp.	769
100	Penns Woods Bancorp, Inc.	3,238
58	PennyMac Mortgage Investment Trust (REIT)*	956
559	Penson Worldwide, Inc.*	5,260
558	Phoenix Cos, Inc. (The)*	1,322
402	Pico Holdings, Inc.*	13,684
771	Portfolio Recovery Associates, Inc.*	41,117
948	Potlatch Corp. (REIT)	31,303
1,578	PrivateBancorp, Inc.	20,514
140	Prudential Bancorp, Inc. of Pennsylvania	1,379
265	PS Business Parks, Inc. (REIT)	12,985
351	Pzena Investment Management, Inc., Class A*	2,106
156	QC Holdings, Inc.	769
455	Redwood Trust, Inc. (REIT)	6,484
40	Republic Bancorp, Inc./KY, Class A	675
97	Rewards Network, Inc.	1,411
1,002	Riskmetrics Group, Inc.*	18,667
354	RLI Corp.	18,865
155	Roma Financial Corp.	1,894
211	S Y Bancorp, Inc.	4,631
347	Safeguard Scientifics, Inc.*	4,074
75	Safety Insurance Group, Inc.	2,785
182	Saul Centers, Inc. (REIT)	6,494
1,494	Signature Bank/NY*	55,622
134	Southside Bancshares, Inc.	2,684
184	Starwood Property Trust, Inc. (REIT)	3,443
1,369	Stifel Financial Corp.*	74,884
296	Suffolk Bancorp	8,430
176	SVB Financial Group*	7,843
76	SWS Group, Inc.	916
965	Tanger Factory Outlet Centers (REIT)	40,212
494	Tejon Ranch Co.*	16,006
60	Territorial Bancorp, Inc.	1,187
152	Texas Capital Bancshares, Inc.*	2,561
97	Thomas Weisel Partners Group, Inc.*	391
155	Tompkins Financial Corp.	5,555
1,635	Tower Group, Inc.	37,229
390	TradeStation Group, Inc.*	2,691
1,305	TrustCo Bank Corp NY	7,895
512	U.S. Global Investors, Inc., Class A	4,956
100	UMH Properties, Inc. (REIT)	789
126	United Financial Bancorp, Inc.	1,649
270	Universal Health Realty Income Trust (REIT)	9,134
374	Universal Insurance Holdings, Inc.	2,263
462	ViewPoint Financial Group	6,750
294	Washington Real Estate Investment Trust (REIT)	8,191
751	Westamerica Bancorp.	41,215
228	Westwood Holdings Group, Inc.	8,830
56	Wilshire Bancorp, Inc.	526
		1,225,831
	Health Care - 18.3%

997	Abaxis, Inc.*	25,314
1,402	Abiomed, Inc.*	14,174
1,242	Accelrys, Inc.*	7,750
1,805	Accuray, Inc.*	12,220
1,731	Acorda Therapeutics, Inc.*	52,242
372	Acura Pharmaceuticals, Inc.*	1,823
1,135	Adolor Corp.*	1,737
793	Affymax, Inc.*	14,829
2,788	Affymetrix, Inc.*	20,380
534	AGA Medical Holdings, Inc.*	7,156
495	Air Methods Corp.*	13,172
2,568	Akorn, Inc.*	3,903
2,655	Align Technology, Inc.*	48,055
4,304	Alkermes, Inc.*	49,324
1,102	Alliance HealthCare Services, Inc.*	5,499
340	Allied Healthcare International, Inc.*	942
3,287	Allos Therapeutics, Inc.*	25,573
366	Almost Family, Inc.*	13,198
1,641	Alnylam Pharmaceuticals, Inc.*	28,586
1,501	Alphatec Holdings, Inc.*	7,700
956	AMAG Pharmaceuticals, Inc.*	36,510
1,176	Amedisys, Inc.*	67,796
376	America Service Group, Inc.	5,625
482	American Caresource Holdings, Inc.*	1,084
249	American Dental Partners, Inc.*	3,237
3,362	American Medical Systems Holdings, Inc.*	60,919
2,409	AMERIGROUP Corp.*	63,309
1,206	AMICAS, Inc.*	7,079
690	Amicus Therapeutics, Inc.*	2,284
1,486	AMN Healthcare Services, Inc.*	13,701
378	Analogic Corp.	15,611
315	Angiodynamics, Inc.*	5,122
647	Ardea Biosciences, Inc.*	9,213
4,218	Arena Pharmaceuticals, Inc.*	12,823
4,956	Ariad Pharmaceuticals, Inc.*	12,588
1,018	Arqule, Inc.*	3,349
2,191	Array Biopharma, Inc.*	4,908
947	ARYx Therapeutics, Inc.*	1,165
1,525	athenahealth, Inc.*	56,181
69	Atrion Corp.	10,738
2,158	ATS Medical, Inc.*	5,697
2,106	Auxilium Pharmaceuticals, Inc.*	63,601
2,939	AVANIR Pharmaceuticals, Inc., Class A*	5,496
4,370	AVI BioPharma, Inc.*	6,293
1,116	BioCryst Pharmaceuticals, Inc.*	7,142

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
644	Biodel, Inc.*	$2,570
463	BioDelivery Sciences International, Inc.*	1,755
621	BioMimetic Therapeutics, Inc.*	7,222
539	Bio-Reference Labs, Inc.*	21,350
1,766	BioScrip, Inc.*	13,051
164	Biospecifics Technologies Corp.*	4,746
1,345	BMP Sunstone Corp.*	7,263
775	Bovie Medical Corp.*	5,379
2,227	Bruker Corp.*	27,837
1,120	Cadence Pharmaceuticals, Inc.*	9,610
1,232	Cambrex Corp.*	4,645
410	Cantel Medical Corp.	8,015
177	Caraco Pharmaceutical Laboratories Ltd.*	759
102	Cardiac Science Corp.*	215
1,082	CardioNet, Inc.*	6,481
434	Cardiovascular Systems, Inc.*	2,352
2,078	Cardium Therapeutics, Inc.*	1,273
1,670	Catalyst Health Solutions, Inc.*	62,942
760	Celera Corp.*	4,552
26,162	Cell Therapeutics, Inc.*	17,529
1,140	Celldex Therapeutics, Inc.*	5,860
1,190	Centene Corp.*	21,265
2,638	Cepheid, Inc.*	39,834
1,197	Chelsea Therapeutics International, Inc.*	3,244
1,029	Chemed Corp.	55,113
555	Chindex International, Inc.*	6,244
1,361	Clarient, Inc.*	2,899
607	Clinical Data, Inc.*	11,035
443	Computer Programs & Systems, Inc.	15,921
1,390	Conceptus, Inc.*	27,286
1,145	Continucare Corp.*	4,775
297	Cornerstone Therapeutics, Inc.*	1,500
321	Corvel Corp.*	10,336
128	Cross Country Healthcare, Inc.*	1,258
1,181	CryoLife, Inc.*	8,326
2,625	Cubist Pharmaceuticals, Inc.*	55,230
298	Cumberland Pharmaceuticals, Inc.*	3,308
3,360	Curis, Inc.*	9,610
172	Cutera, Inc.*	1,617
1,245	Cyberonics, Inc.*	22,223
1,733	Cypress Bioscience, Inc.*	9,081
1,990	Cytokinetics, Inc.*	6,050
1,331	Cytori Therapeutics, Inc.*	9,250
1,474	Delcath Systems, Inc.*	7,842
2,333	Depomed, Inc.*	6,392
2,256	DexCom, Inc.*	20,394
805	Dionex Corp.*	54,981
5,751	Discovery Laboratories, Inc.*	2,876
3,951	Durect Corp.*	9,443
3,272	Dyax Corp.*	11,452
2,558	Eclipsys Corp.*	47,604
1,013	Electro-Optical Sciences, Inc.*	9,887
1,322	Emergency Medical Services Corp., Class A*	68,823
743	Emergent Biosolutions, Inc.*	10,892
902	Emeritus Corp.*	15,821
2,199	Endologix, Inc.*	7,938
501	Ensign Group, Inc. (The)	8,347
1,025	EnteroMedics, Inc.*	543
1,116	Enzo Biochem, Inc.*	5,837
2,063	Enzon Pharmaceuticals, Inc.*	19,165
1,939	eResearchTechnology, Inc.*	11,731
370	Exactech, Inc.*	7,174
4,848	Exelixis, Inc.*	31,367
201	Facet Biotech Corp.*	3,294
641	Genomic Health, Inc.*	11,474
767	Genoptix, Inc.*	24,981
515	Gentiva Health Services, Inc.*	14,271
2,028	Geron Corp.*	11,255
757	Greatbatch, Inc.*	14,777
869	GTx, Inc.*	3,476
1,167	Haemonetics Corp.*	62,423
3,081	Halozyme Therapeutics, Inc.*	16,853
214	Hanger Orthopedic Group, Inc.*	3,991
931	Hansen Medical, Inc.*	2,132
1,061	Harvard Bioscience, Inc.*	3,703
1,083	Health Grades, Inc.*	5,794
4,249	HealthSouth Corp.*	73,508
80	Healthways, Inc.*	1,202
324	HeartWare International, Inc.*	12,487
5,625	Hemispherx Biopharma, Inc.*	3,826
89	Hi-Tech Pharmacal Co., Inc.*	1,914
1,178	HMS Holdings Corp.*	54,235
155	Home Diagnostics, Inc.*	1,786
8,327	Human Genome Sciences, Inc.*	234,405
548	ICU Medical, Inc.*	18,835
1,420	Idenix Pharmaceuticals, Inc.*	3,862
985	Idera Pharmaceuticals, Inc.*	4,718
3,208	Immucor, Inc.*	62,011
2,599	Immunogen, Inc.*	17,179
2,974	Immunomedics, Inc.*	11,271
2,763	Impax Laboratories, Inc.*	42,578
3,963	Incyte Corp.*	42,246
374	Infinity Pharmaceuticals, Inc.*	2,285
5,692	Insmed, Inc.*	5,920
2,795	Inspire Pharmaceuticals, Inc.*	17,273
1,603	Insulet Corp.*	23,564
858	Integra LifeSciences Holdings Corp.*	34,148
2,026	InterMune, Inc.*	27,837
571	Invacare Corp.	15,577
509	inVentiv Health, Inc.*	7,472
733	IPC The Hospitalist Co., Inc.*	24,233
817	IRIS International, Inc.*	9,371
4,241	Isis Pharmaceuticals, Inc.*	37,490
1,513	ISTA Pharmaceuticals, Inc.*	5,311
2,408	Javelin Pharmaceuticals, Inc.*	3,516
143	Kendle International, Inc.*	2,435
374	Kensey Nash Corp.*	8,254
889	KV Pharmaceutical Co., Class A*	2,809
256	Landauer, Inc.	15,557
460	Lannett Co., Inc.*	2,144
478	LCA-Vision, Inc.*	3,800
2,548	Lexicon Pharmaceuticals, Inc.*	4,561
690	LHC Group, Inc.*	20,769
5,160	Ligand Pharmaceuticals, Inc., Class B*	9,082
1,886	Luminex Corp.*	27,630
789	MAKO Surgical Corp.*	10,438
2,632	MannKind Corp.*	26,294
411	MAP Pharmaceuticals, Inc.*	5,639
270	Martek Biosciences Corp.*	5,354
2,310	Masimo Corp.*	63,964
431	Matrixx Initiatives, Inc.*	1,965
966	Maxygen, Inc.*	5,178
1,796	MedAssets, Inc.*	38,883
511	Medical Action Industries, Inc.*	6,408
1,696	Medicines Co. (The)*	13,059
362	Medicis Pharmaceutical Corp., Class A	8,145
269	Medidata Solutions, Inc.*	4,148
1,307	Medivation, Inc.*	47,065
1,565	Merge Healthcare, Inc.*	3,349
1,845	Meridian Bioscience, Inc.	40,885

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,272	Merit Medical Systems, Inc.*	$18,724
1,018	Metabolix, Inc.*	9,712
1,670	Metropolitan Health Networks, Inc.*	4,091
2,612	Micromet, Inc.*	19,433
717	Micrus Endovascular Corp.*	14,505
1,658	MiddleBrook Pharmaceuticals, Inc.*	730
772	Molecular Insight Pharmaceuticals, Inc.*	973
1,787	Momenta Pharmaceuticals, Inc.*	26,162
491	MWI Veterinary Supply, Inc.*	20,229
1,005	Myriad Pharmaceuticals, Inc.*	4,834
1,704	Nabi Biopharmaceuticals*	8,912
583	Nanosphere, Inc.*	2,064
159	National Healthcare Corp.	5,850
76	National Research Corp.	1,518
946	Natus Medical, Inc.*	12,752
4,215	Nektar Therapeutics*	52,224
903	Neogen Corp.*	21,880
1,779	Neurocrine Biosciences, Inc.*	4,661
470	NeurogesX, Inc.*	3,511
545	NovaMed, Inc.*	2,066
3,263	Novavax, Inc.*	7,081
2,164	NPS Pharmaceuticals, Inc.*	7,228
1,660	NuVasive, Inc.*	66,317
1,048	NxStage Medical, Inc.*	11,161
786	Obagi Medical Products, Inc.*	8,041
745	Odyssey HealthCare, Inc.*	13,060
287	Omeros Corp.*	1,610
1,233	Omnicell, Inc.*	16,682
198	OncoGenex Pharmaceutical, Inc.*	3,297
2,811	Onyx Pharmaceuticals, Inc.*	78,033
1,991	Opko Health, Inc.*	4,002
1,304	Optimer Pharmaceuticals, Inc.*	15,583
1,955	OraSure Technologies, Inc.*	10,752
1,210	Orexigen Therapeutics, Inc.*	7,599
779	Orthofix International N.V.*	26,556
3,011	Orthovita, Inc.*	11,562
763	Osiris Therapeutics, Inc.*	6,279
1,518	Owens & Minor, Inc.	67,779
1,678	OXiGENE, Inc.*	2,030
1,582	Pain Therapeutics, Inc.*	9,571
598	Palomar Medical Technologies, Inc.*	5,400
2,620	Parexel International Corp.*	52,793
5,441	PDL BioPharma, Inc.	38,087
1,021	Pharmasset, Inc.*	21,655
1,389	PharMerica Corp.*	23,821
1,964	Phase Forward, Inc.*	23,431
1,272	Poniard Pharmaceuticals, Inc.*	1,984
1,191	Pozen, Inc.*	7,158
922	Progenics Pharmaceuticals, Inc.*	4,011
1,575	Protalix BioTherapeutics, Inc.*	10,647
481	Providence Service Corp. (The)*	5,825
2,704	PSS World Medical, Inc.*	57,027
1,736	Psychiatric Solutions, Inc.*	37,237
1,074	Quality Systems, Inc.	61,476
2,614	Questcor Pharmaceuticals, Inc.*	12,234
1,173	Quidel Corp.*	15,319
1,218	RadNet, Inc.*	2,594
2,871	Regeneron Pharmaceuticals, Inc.*	70,225
887	RehabCare Group, Inc.*	24,694
1,398	Repligen Corp.*	4,711
725	Repros Therapeutics, Inc.*	558
2,268	Rigel Pharmaceuticals, Inc.*	17,123
456	Rochester Medical Corp.*	5,896
777	Rockwell Medical Technologies, Inc.*	4,631
889	RTI Biologics, Inc.*	3,334
2,528	Salix Pharmaceuticals Ltd.*	72,200
2,016	Sangamo Biosciences, Inc.*	10,100
2,361	Santarus, Inc.*	9,940
3,033	Savient Pharmaceuticals, Inc.*	40,885
1,627	Sciclone Pharmaceuticals, Inc.*	5,353
3,790	Seattle Genetics, Inc.*	38,658
459	Select Medical Holdings Corp.*	3,759
2,784	Sequenom, Inc.*	18,012
1,386	SIGA Technologies, Inc.*	9,161
772	Sirona Dental Systems, Inc.*	27,707
549	Somanetics Corp.*	9,256
780	SonoSite, Inc.*	23,104
1,465	Spectranetics Corp.*	9,728
1,968	Spectrum Pharmaceuticals, Inc.*	8,974
5,390	StemCells, Inc.*	6,306
1,408	Stereotaxis, Inc.*	6,688
2,662	STERIS Corp.	84,146
490	Sucampo Pharmaceuticals, Inc., Class A*	1,691
1,722	SuperGen, Inc.*	4,753
702	SurModics, Inc.*	13,521
360	Symmetry Medical, Inc.*	3,096
525	Synovis Life Technologies, Inc.*	7,350
745	Synta Pharmaceuticals Corp.*	2,913
2,427	Theravance, Inc.*	26,430
2,572	Thoratec Corp.*	74,202
997	TomoTherapy, Inc.*	3,300
597	TranS1, Inc.*	1,869
353	Transcend Services, Inc.*	6,887
47	Triple-S Management Corp., Class B*	815
243	U.S. Physical Therapy, Inc.*	3,985
146	Utah Medical Products, Inc.	3,983
1,214	Vanda Pharmaceuticals, Inc.*	12,468
302	Varian, Inc.*	15,607
737	Vascular Solutions, Inc.*	6,655
1,942	Vical, Inc.*	6,370
705	Viropharma, Inc.*	8,784
287	Virtual Radiologic Corp.*	2,873
451	Vital Images, Inc.*	7,144
3,658	Vivus, Inc.*	30,727
1,666	Volcano Corp.*	34,303
1,492	West Pharmaceutical Services, Inc.	58,113
1,732	Wright Medical Group, Inc.*	29,184
1,358	XenoPort, Inc.*	10,864
175	Young Innovations, Inc.	4,690
840	Zoll Medical Corp.*	21,773
2,108	Zymogenetics, Inc.*	11,257
		5,011,176
	Industrials - 10.7%

588	3D Systems Corp.*	8,326
568	AAON, Inc.	11,951
150	AAR Corp.*	3,402
473	ABM Industries, Inc.	9,687
1,456	Acacia Research - Acacia Technologies*	14,443
1,428	Actuant Corp., Class A	25,861
1,507	Acuity Brands, Inc.	58,743
960	Administaff, Inc.	17,299
2,528	Advanced Battery Technologies, Inc.*	9,834
706	Advisory Board Co. (The)*	22,423
605	Aerovironment, Inc.*	14,671
1,551	Air Transport Services Group, Inc.*	3,940
6,128	AirTran Holdings, Inc.*	29,537
93	Alaska Air Group, Inc.*	3,255
699	Allegiant Travel Co.*	36,446
163	Altra Holdings, Inc.*	1,883
1,466	American Reprographics Co.*	10,497

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
415	American Science & Engineering, Inc.	$30,839
1,977	American Superconductor Corp.*	55,356
194	Ampco-Pittsburgh Corp.	4,997
1,158	APAC Customer Services, Inc.*	5,998
86	Apogee Enterprises, Inc.	1,229
592	Applied Signal Technology, Inc.	10,934
337	Argan, Inc.*	5,254
525	Argon ST, Inc.*	12,915
158	Ascent Solar Technologies, Inc.*	634
349	Astronics Corp.*	3,061
668	ATC Technology Corp.*	14,970
2,702	Avis Budget Group, Inc.*	28,425
553	AZZ, Inc.	17,370
675	Badger Meter, Inc.	24,253
413	Baldor Electric Co.	12,976
1,702	Beacon Roofing Supply, Inc.*	29,615
569	Blount International, Inc.*	6,276
1,579	Broadwind Energy, Inc.*	7,816
1,362	Builders FirstSource, Inc.*	4,086
1,996	CBIZ, Inc.*	12,435
63	CDI Corp.	900
819	Celadon Group, Inc.*	10,008
2,439	Cenveo, Inc.*	18,195
1,143	Chart Industries, Inc.*	23,271
35	Chase Corp.	420
638	China Fire & Security Group, Inc.*	8,977
860	CLARCOR, Inc.	28,165
928	Clean Harbors, Inc.*	52,747
308	Colfax Corp.*	3,490
1,552	Corporate Executive Board Co. (The)	35,510
905	CoStar Group, Inc.*	35,612
422	CRA International, Inc.*	11,225
711	Cubic Corp.	24,522
1,266	Deluxe Corp.	22,725
1,020	Diamond Management & Technology Consultants, Inc.	7,395
670	DigitalGlobe, Inc.*	15,986
118	Duoyuan Printing, Inc.*	1,084
314	Dynamex, Inc.*	5,464
585	Dynamic Materials Corp.	10,600
159	DynCorp International, Inc., Class A*	1,781
941	EMCOR Group, Inc.*	21,662
2,322	Ener1, Inc.*	9,822
1,760	Energy Conversion Devices, Inc.*	12,672
1,528	Energy Recovery, Inc.*	9,794
316	EnergySolutions, Inc.	1,921
639	EnerNOC, Inc.*	16,895
1,194	ESCO Technologies, Inc.	39,056
439	Esterline Technologies Corp.*	18,065
4,550	Evergreen Solar, Inc.*	5,096
620	Exponent, Inc.*	16,511
1,790	Flow International Corp.*	5,782
3,186	Force Protection, Inc.*	17,077
631	Forward Air Corp.	15,434
483	Franklin Covey Co.*	2,826
638	Fuel Tech, Inc.*	4,179
2,719	FuelCell Energy, Inc.*	7,640
1,117	Furmanite Corp.*	4,044
2,294	GenCorp, Inc.*	9,910
1,691	Genesee & Wyoming, Inc., Class A*	53,858
1,870	Geo Group, Inc. (The)*	36,970
800	GeoEye, Inc.*	19,056
103	Global Defense Technology & Systems, Inc.*	1,388
412	Gorman-Rupp Co. (The)	9,682
448	GP Strategies Corp.*	3,521
2,125	GrafTech International Ltd.*	26,541
302	Graham Corp.	4,874
211	Granite Construction, Inc.	5,830
1,697	Great Lakes Dredge & Dock Corp.	7,687
1,434	GT Solar International, Inc.*	8,532
685	Harbin Electric, Inc.*	12,967
2,350	Hawaiian Holdings, Inc.*	18,283
1,847	Healthcare Services Group, Inc.	40,560
1,447	Heartland Express, Inc.	22,154
1,052	HEICO Corp.	50,128
116	Heritage-Crystal Clean, Inc.*	985
2,450	Herman Miller, Inc.	44,590
4,397	Hexcel Corp.*	48,455
1,004	Hill International, Inc.*	5,291
1,488	HNI Corp.	35,370
354	Houston Wire & Cable Co.	4,344
810	HUB Group, Inc., Class A*	21,846
33	Hurco Cos., Inc.*	573
980	Huron Consulting Group, Inc.*	23,206
506	ICF International, Inc.*	11,856
769	II-VI, Inc.*	21,563
926	Innerworkings, Inc.*	5,250
2,211	Interface, Inc., Class A	19,015
1,007	Kaman Corp.	24,118
126	Kelly Services, Inc., Class A*	1,982
2,056	Knight Transportation, Inc.	40,606
2,141	Knoll, Inc.	25,735
124	Korn/Ferry International*	2,118
88	K-Tron International, Inc.*	13,152
447	LaBarge, Inc.*	5,368
82	Lihua International, Inc.*	667
532	Lindsay Corp.	19,583
197	LMI Aerospace, Inc.*	2,500
700	Marten Transport Ltd.*	13,188
1,705	MasTec, Inc.*	22,574
149	McGrath RentCorp.	3,564
521	Met-Pro Corp.	4,949
357	Michael Baker Corp.*	12,081
4,037	Microvision, Inc.*	8,881
743	Middleby Corp.*	34,468
1,123	Mine Safety Appliances Co.	28,513
286	Mistras Group, Inc.*	3,901
418	Mobile Mini, Inc.*	5,681
428	Multi-Color Corp.	5,410
785	MYR Group, Inc.*	12,411
2,273	Navigant Consulting, Inc.*	26,435
702	NCI Building Systems, Inc.*	1,334
517	Nordson Corp.	34,019
418	North American Galvanizing & Coating, Inc.*	2,082
2,670	Odyssey Marine Exploration, Inc.*	3,391
205	Old Dominion Freight Line, Inc.*	6,302
125	Omega Flex, Inc.	1,290
176	On Assignment, Inc.*	1,160
2,569	Orbital Sciences Corp.*	47,398
1,219	Orion Marine Group, Inc.*	21,406
37	Patriot Transportation Holding, Inc.*	3,296
2,460	Perma-Fix Environmental Services*	4,748
347	Pike Electric Corp.*	2,922
596	PMFG, Inc.*	8,344
325	Polypore International, Inc.*	4,865
154	Portec Rail Products, Inc.	1,802
354	Powell Industries, Inc.*	10,195
340	Power-One, Inc.*	1,289
224	PowerSecure International, Inc.*	1,667
92	Preformed Line Products Co.	3,298
371	Primoris Services Corp.	3,038
1,007	Quanex Building Products Corp.	15,689

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
345	RailAmerica, Inc.*	$4,085
729	Raven Industries, Inc.	21,360
937	RBC Bearings, Inc.*	23,734
312	Republic Airways Holdings, Inc.*	1,900
2,051	Resources Connection, Inc.*	34,949
89	Robbins & Myers, Inc.	2,151
1,997	Rollins, Inc.	42,436
2,232	RSC Holdings, Inc.*	15,736
329	Rush Enterprises, Inc., Class A*	3,596
2,712	Satcon Technology Corp.*	6,346
60	Sauer-Danfoss, Inc.*	722
301	School Specialty, Inc.*	6,426
1,344	Simpson Manufacturing Co., Inc.	33,035
409	SmartHeat, Inc.*	4,896
64	Standard Parking Corp.*	1,051
599	Standard Register Co. (The)	3,294
523	Stanley, Inc.*	13,185
63	Sterling Construction Co., Inc.*	1,237
233	Sun Hydraulics Corp.	5,636
1,723	SYKES Enterprises, Inc.*	41,031
37	TAL International Group, Inc.	674
2,819	Taser International, Inc.*	21,312
814	Team, Inc.*	14,758
538	Teledyne Technologies, Inc.*	20,266
849	Tennant Co.	20,257
2,743	Tetra Tech, Inc.*	57,384
543	Titan Machinery, Inc.*	6,467
1,590	Towers Watson & Co., Class A	70,230
622	Trex Co., Inc.*	12,434
415	Trimas Corp.*	2,527
7,159	UAL Corp.*	122,777
518	Ultralife Corp.*	2,113
827	US Ecology, Inc.	12,314
249	USA Truck, Inc.*	3,299
1,939	Valence Technology, Inc.*	1,803
101	Viad Corp.	1,930
352	Vicor Corp.*	3,347
148	VSE Corp.	6,294
94	Waste Services, Inc.*	947
1,113	Watsco, Inc.	64,376
2,211	Woodward Governor Co.	63,655
		2,945,865
	Information Technology - 19.9%

14,453	3Com Corp.*	110,276
1,251	3PAR, Inc.*	11,547
1,595	ACI Worldwide, Inc.*	29,093
1,770	Acme Packet, Inc.*	29,506
364	Actel Corp.*	4,663
693	ActivIdentity Corp.*	1,726
2,036	Actuate Corp.*	10,913
2,532	Acxiom Corp.*	42,690
862	ADC Telecommunications, Inc.*	5,465
1,958	ADTRAN, Inc.	45,778
1,955	Advanced Analogic Technologies, Inc.*	6,412
1,180	Advanced Energy Industries, Inc.*	17,134
696	Advent Software, Inc.*	28,063
661	Airvana, Inc.*	5,043
932	American Software, Inc., Class A	5,387
4,977	Amkor Technology, Inc.*	29,962
2,304	Anadigics, Inc.*	9,469
586	Anaren, Inc.*	7,208
269	Ancestry.com, Inc.*	4,285
206	Anixter International, Inc.*	8,598
3,001	Applied Micro Circuits Corp.*	26,829
327	Archipelago Learning, Inc.*	5,942
838	ArcSight, Inc.*	22,458
3,979	Ariba, Inc.*	47,788
4,255	Arris Group, Inc.*	43,912
7,106	Art Technology Group, Inc.*	28,211
2,682	Aruba Networks, Inc.*	31,460
1,420	AsiaInfo Holdings, Inc.*	34,676
3,061	Atheros Communications, Inc.*	109,859
421	ATMI, Inc.*	7,090
258	Avid Technology, Inc.*	3,470
339	Benchmark Electronics, Inc.*	6,712
1,616	BigBand Networks, Inc.*	4,654
1,996	Blackbaud, Inc.	46,467
1,516	Blackboard, Inc.*	59,245
1,799	Blue Coat Systems, Inc.*	52,135
1,224	Bottomline Technologies, Inc.*	19,449
2,280	Brightpoint, Inc.*	16,256
114	Cabot Microelectronics Corp.*	4,036
156	CACI International, Inc., Class A*	7,731
622	Callidus Software, Inc.*	2,090
375	Cass Information Systems, Inc.	11,351
1,651	Cavium Networks, Inc.*	39,459
765	Ceva, Inc.*	8,943
423	Checkpoint Systems, Inc.*	8,722
1,058	China Information Security Technology, Inc.*	5,205
1,612	China Security & Surveillance Technology, Inc.*	11,123
394	China TransInfo Technology Corp.*	3,109
1,374	Chordiant Software, Inc.*	5,001
2,971	Cirrus Logic, Inc.*	21,213
1,943	Cogent, Inc.*	19,236
327	Cognex Corp.	6,180
1,895	CommVault Systems, Inc.*	41,500
766	Compellent Technologies, Inc.*	11,896
438	Computer Task Group, Inc.*	3,316
982	comScore, Inc.*	15,241
1,281	Comtech Telecommunications Corp.*	40,505
974	Comverge, Inc.*	9,448
1,812	Concur Technologies, Inc.*	71,284
1,091	Constant Contact, Inc.*	20,369
97	CPI International, Inc.*	1,196
1,121	Cray, Inc.*	5,874
957	CSG Systems International, Inc.*	19,255
80	CTS Corp.	637
3,146	Cybersource Corp.*	53,891
1,327	Daktronics, Inc.	10,045
100	DDi Corp.*	505
1,710	DealerTrack Holdings, Inc.*	24,316
792	Deltek, Inc.*	6,090
914	DemandTec, Inc.*	5,365
944	DG FastChannel, Inc.*	30,576
717	Dice Holdings, Inc.*	4,732
398	Digi International, Inc.*	4,040
1,401	Digital River, Inc.*	36,832
1,530	Diodes, Inc.*	30,003
926	DivX, Inc.*	5,593
713	Double-Take Software, Inc.*	6,324
792	DTS, Inc.*	25,344
597	Earthlink, Inc.	4,979
1,027	Ebix, Inc.*	14,912
1,052	Echelon Corp.*	8,647
96	Echo Global Logistics, Inc.*	1,086
298	eLoyalty Corp.*	1,463
569	EMS Technologies, Inc.*	7,807
3,490	Emulex Corp.*	44,323
2,404	Entropic Communications, Inc.*	8,702
1,474	EPIQ Systems, Inc.*	17,128

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
9	ePlus, Inc.*	$148
1,941	Euronet Worldwide, Inc.*	35,171
146	Exar Corp.*	1,079
680	ExlService Holdings, Inc.*	11,696
1,566	FalconStor Software, Inc.*	5,559
689	FARO Technologies, Inc.*	16,495
1,570	FEI Co.*	33,410
2,117	Formfactor, Inc.*	34,825
711	Forrester Research, Inc.*	21,294
419	Fortinet, Inc.*	7,198
3,061	Gartner, Inc.*	72,821
1,551	Global Cash Access Holdings, Inc.*	11,617
862	GSE Systems, Inc.*	4,931
1,381	GSI Commerce, Inc.*	34,484
877	Hackett Group, Inc. (The)*	2,412
3,337	Harmonic, Inc.*	21,891
1,706	Heartland Payment Systems, Inc.	26,085
975	Hittite Microwave Corp.*	40,696
405	Hughes Communications, Inc.*	11,409
297	ICx Technologies, Inc.*	1,933
1,034	iGate Corp.	9,451
128	Imation Corp.*	1,178
357	Imergent, Inc.	2,485
1,273	Immersion Corp.*	5,207
3,823	Infinera Corp.*	28,978
848	infoGROUP, Inc.*	6,809
3,969	Informatica Corp.*	101,289
899	Infospace, Inc.*	9,062
976	Innodata Isogen, Inc.*	4,821
269	Insight Enterprises, Inc.*	3,441
207	Integral Systems, Inc.*	1,772
574	Interactive Intelligence, Inc.*	11,308
1,991	InterDigital, Inc.*	51,069
2,825	Intermec, Inc.*	40,228
658	Internet Brands, Inc., Class A*	5,422
982	Internet Capital Group, Inc.*	6,678
1,052	IPG Photonics Corp.*	16,643
1,177	Isilon Systems, Inc.*	8,698
1,430	Ixia*	11,068
896	IXYS Corp.*	7,625
1,865	j2 Global Communications, Inc.*	40,470
3,816	Jack Henry & Associates, Inc.	86,165
1,138	JDA Software Group, Inc.*	32,205
1,026	Kenexa Corp.*	10,127
278	Keynote Systems, Inc.	2,930
1,368	Knot, Inc. (The)*	10,465
3,073	Kopin Corp.*	11,677
3,111	Kulicke & Soffa Industries, Inc.*	20,470
603	KVH Industries, Inc.*	7,357
2,667	L-1 Identity Solutions, Inc.*	22,723
436	Lattice Semiconductor Corp.*	1,251
2,549	Lawson Software, Inc.*	15,345
1,496	Limelight Networks, Inc.*	5,505
2,614	Lionbridge Technologies, Inc.*	8,365
684	Liquidity Services, Inc.*	8,413
1,879	LivePerson, Inc.*	13,097
249	LogMeIn, Inc.*	4,671
917	LoopNet, Inc.*	8,666
488	Loral Space & Communications, Inc.*	15,875
1,049	Manhattan Associates, Inc.*	26,508
795	Mantech International Corp., Class A*	39,257
488	Marchex, Inc., Class B	2,508
731	MAXIMUS, Inc.	42,091
1,022	Maxwell Technologies, Inc.*	14,165
56	MEMSIC, Inc.*	202
352	Mentor Graphics Corp.*	2,929
1,176	MercadoLibre, Inc.*	48,381
186	Methode Electronics, Inc.	2,314
842	Micrel, Inc.	8,294
3,697	Microsemi Corp.*	57,340
412	MicroStrategy, Inc., Class A*	36,540
1,442	Microtune, Inc.*	3,418
2,050	MIPS Technologies, Inc.*	8,630
114	ModusLink Global Solutions, Inc.*	1,129
3,214	MoneyGram International, Inc.*	8,903
1,542	Monolithic Power Systems, Inc.*	31,318
7,024	Move, Inc.*	11,028
81	MTS Systems Corp.	2,205
448	Multi-Fineline Electronix, Inc.*	9,766
296	NCI, Inc., Class A*	8,338
1,415	Net 1 UEPS Technologies, Inc.*	24,975
2,147	Netezza Corp.*	19,624
406	Netgear, Inc.*	10,292
1,071	Netlogic Microsystems, Inc.*	58,037
974	Netscout Systems, Inc.*	14,211
760	NetSuite, Inc.*	9,394
668	Network Equipment Technologies, Inc.*	3,407
2,295	NIC, Inc.	17,144
1,386	Novatel Wireless, Inc.*	9,231
213	NVE Corp.*	9,470
761	Online Resources Corp.*	2,793
137	OpenTable, Inc.*	4,669
1,123	Openwave Systems, Inc.*	2,909
676	Oplink Communications, Inc.*	10,437
597	Opnet Technologies, Inc.	8,854
210	Opnext, Inc.*	428
557	OSI Systems, Inc.*	17,178
6,656	Palm, Inc.*	40,602
261	PAR Technology Corp.*	1,540
5,277	Parametric Technology Corp.*	91,873
585	Park Electrochemical Corp.	15,900
1,667	Parkervision, Inc.*	2,917
126	PC Mall, Inc.*	587
112	PC-Tel, Inc.*	682
684	Pegasystems, Inc.	24,624
282	Perficient, Inc.*	3,130
1,594	Phoenix Technologies Ltd.*	4,415
1,962	Plantronics, Inc.	55,780
602	Plexus Corp.*	20,763
1,686	PLX Technology, Inc.*	7,654
1,512	Polycom, Inc.*	39,478
1,085	Power Integrations, Inc.	39,017
1,817	Progress Software Corp.*	50,912
868	PROS Holdings, Inc.*	7,560
573	QAD, Inc.	3,143
9,573	Quantum Corp.*	23,741
292	Quest Software, Inc.*	4,920
3,024	Rackspace Hosting, Inc.*	59,966
1,250	Radiant Systems, Inc.*	13,962
1,063	Radisys Corp.*	8,748
1,849	RAE Systems, Inc.*	1,701
1,945	RealNetworks, Inc.*	8,947
296	Renaissance Learning, Inc.	4,129
11,199	RF Micro Devices, Inc.*	47,148
992	RightNow Technologies, Inc.*	15,436
2,493	Riverbed Technology, Inc.*	67,934
583	Rofin-Sinar Technologies, Inc.*	11,946
158	Rogers Corp.*	4,337
285	Rosetta Stone, Inc.*	6,270
571	Rubicon Technology, Inc.*	8,965
541	Rudolph Technologies, Inc.*	4,306
2,407	S1 Corp.*	14,947
1,120	Saba Software, Inc.*	5,667

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,841	Sapient Corp.	$34,646
1,646	SAVVIS, Inc.*	23,192
70	Scansource, Inc.*	1,820
750	Seachange International, Inc.*	5,310
2,779	Semtech Corp.*	44,103
2,013	ShoreTel, Inc.*	12,078
1,019	Sigma Designs, Inc.*	11,922
147	Silicon Graphics International Corp.*	1,579
7,626	Skyworks Solutions, Inc.*	116,449
1,293	Smith Micro Software, Inc.*	11,327
552	SolarWinds, Inc.*	10,383
3,166	Solera Holdings, Inc.	108,151
179	SonicWALL, Inc.*	1,434
1,008	Sourcefire, Inc.*	23,547
539	SRA International, Inc., Class A*	10,273
529	SRS Labs, Inc.*	4,026
259	Standard Microsystems Corp.*	5,056
96	StarTek, Inc.*	627
1,125	STEC, Inc.*	11,565
921	Stratasys, Inc.*	24,287
2,105	SuccessFactors, Inc.*	38,122
710	Super Micro Computer, Inc.*	10,657
499	Supertex, Inc.*	11,931
490	Support.com, Inc.*	1,441
927	Switch & Data Facilities Co., Inc.*	16,584
1,234	Symyx Technologies, Inc.*	5,380
1,562	Synaptics, Inc.*	41,705
757	Synchronoss Technologies, Inc.*	13,179
176	SYNNEX Corp.*	5,041
586	Syntel, Inc.	19,865
479	Take-Two Interactive Software, Inc.*	4,608
1,792	Taleo Corp., Class A*	42,184
657	Techwell, Inc.*	8,245
1,013	Tekelec*	16,735
1,840	TeleCommunication Systems, Inc., Class A*	14,021
1,478	TeleTech Holdings, Inc.*	25,850
2,645	Terremark Worldwide, Inc.*	19,044
2,215	Tessera Technologies, Inc.*	39,781
2,295	THQ, Inc.*	13,908
2,735	TIBCO Software, Inc.*	25,080
387	Tier Technologies, Inc., Class B*	2,872
5,006	TiVo, Inc.*	47,457
1,148	TNS, Inc.*	27,127
252	Travelzoo, Inc.*	2,873
304	Trident Microsystems, Inc.*	450
3,799	TriQuint Semiconductor, Inc.*	27,315
1,422	Tyler Technologies, Inc.*	25,824
1,109	Ultimate Software Group, Inc.*	34,290
1,075	Ultratech, Inc.*	13,867
647	Unica Corp.*	5,668
108	Unisys Corp.*	3,770
1,331	Universal Display Corp.*	14,015
3,961	ValueClick, Inc.*	37,590
948	VASCO Data Security International, Inc.*	7,508
986	Veeco Instruments, Inc.*	33,623
3,285	VeriFone Holdings, Inc.*	63,400
1,383	Viasat, Inc.*	42,043
58	Virage Logic Corp.*	401
447	Virtusa Corp.*	4,068
754	Vocus, Inc.*	10,729
1,031	Volterra Semiconductor Corp.*	22,507
2,016	Websense, Inc.*	43,263
1,747	Wright Express Corp.*	49,475
2,884	Zix Corp.*	5,566
1,775	Zoran Corp.*	20,128
		5,473,546
	Materials - 1.8%

228	AEP Industries, Inc.*	7,957
2,094	Allied Nevada Gold Corp.*	28,813
240	AMCOL International Corp.	6,106
111	American Vanguard Corp.	716
180	Arch Chemicals, Inc.	5,557
1,253	Balchem Corp.	27,453
631	Boise, Inc.*	2,997
34	Bway Holding Co.*	512
2,492	Calgon Carbon Corp.*	38,651
481	China Green Agriculture, Inc.*	7,018
45	Clearwater Paper Corp.*	2,172
375	Deltic Timber Corp.	17,228
430	General Steel Holdings, Inc.*	1,759
376	Hawkins, Inc.	7,501
588	Koppers Holdings, Inc.	16,346
1,195	Landec Corp.*	7,242
785	LSB Industries, Inc.*	11,155
458	NewMarket Corp.	40,785
274	NL Industries, Inc.	1,978
334	Olin Corp.	5,848
1,996	Omnova Solutions, Inc.*	12,216
2,962	Paramount Gold and Silver Corp.*	4,887
749	PolyOne Corp.*	5,955
1,528	Rock-Tenn Co., Class A	63,932
639	Silgan Holdings, Inc.	36,493
306	Stepan Co.	14,547
251	Stillwater Mining Co.*	2,849
360	STR Holdings, Inc.*	5,980
65	United States Lime & Minerals, Inc.*	2,566
741	Wausau Paper Corp.*	6,269
2,510	Worthington Industries, Inc.	39,758
969	WR Grace & Co.*	28,062
982	Zep, Inc.	21,692
		483,000
	Telecommunication Services - 1.1%

598	AboveNet, Inc.*	36,550
2,012	Alaska Communications Systems Group, Inc.	14,607
1,054	Cbeyond, Inc.*	13,070
1,682	Cincinnati Bell, Inc.*	4,979
2,018	Cogent Communications Group, Inc.*	19,857
553	Consolidated Communications Holdings, Inc.	9,313
1,093	General Communication, Inc., Class A*	6,001
1,134	Global Crossing Ltd.*	16,159
594	HickoryTech Corp.	5,108
1,233	inContact, Inc.*	3,970
222	Iowa Telecommunications Services, Inc.	3,585
1,494	Neutral Tandem, Inc.*	24,083
1,375	NTELOS Holdings Corp.	23,485
5,591	PAETEC Holding Corp.*	22,140
2,131	Premiere Global Services, Inc.*	16,025
1,076	Shenandoah Telecommunications Co.	19,400
2,584	Syniverse Holdings, Inc.*	43,463
929	USA Mobility, Inc.	10,461
		292,256
	Utilities - 0.2%

605	Cadiz, Inc.*	7,169
69	California Water Service Group	2,476

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
25	Connecticut Water Service, Inc.	$563
218	Consolidated Water Co., Ltd.	2,649
311	New Jersey Resources Corp.	11,327
42	Pennichuck Corp.	881
207	Piedmont Natural Gas Co., Inc.	5,347
157	South Jersey Industries, Inc.	6,259
2,503	U.S. Geothermal, Inc.*	2,778
219	York Water Co.	2,950
		42,399
	Total Common Stocks (Cost $16,325,045)	20,640,349

No. of Warrants
	Warrants - 0.0%
18	GreenHunter Energy, Inc., expiring 08/27/11 at $27.50*	—
	Total Warrants (Cost $—)	—

Principal Amount
	Repurchase Agreements (a) - 9.8%
$99,227	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $99,228(b)	99,227
99,227	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $99,228(c)	99,227
9,637	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $9,637(d)	9,637
6,805	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $6,805(e)	6,805
297,681	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $297,687(f)	297,681
297,681	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $297,688(g)	297,681
10,888	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $10,888(h)	10,888
311,291	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $311,294(i)	311,291
396,908	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $396,916(j)	396,908
198,454	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $198,456(k)	198,454
575,517	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $575,522(l)	575,517
347,295	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $347,298(m)	347,295
46,787	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $46,787(n)	46,787
	Total Repurchase Agreements (Cost $2,697,398)	2,697,398
	Total Investment Securities (Cost $19,022,443) — 85.1%	23,337,747
	Other assets less liabilities — 14.9%	4,094,032
	Net Assets — 100.0%	$27,431,779

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $8,494,596.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $101,212. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $101,212. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $9,830. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $6,941. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $303,635. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $303,636. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $11,106. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $317,517. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $404,847. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $202,424. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $587,028. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $354,241. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $47,723.  The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,303,632
Aggregate gross unrealized depreciation	(1,178,856)
Net unrealized appreciation	$1,124,776
Federal income tax cost of investments	$22,212,971

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on Russell 2000® Growth Index	$4,745,774	$1,784,824

Equity Index Swap Agreement with Deutsche Bank AG, based on Russell 2000® Growth Index	11,660,943	(41,930)

Equity Index Swap Agreement with Societe Generale, based on Russell 2000® Growth Index	8,432,897	2,481,597

Equity Index Swap Agreement with UBS AG, based on Russell 2000® Growth Index	9,384,349	(48,954)

		$4,175,537

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$20,640,349	$—	$20,640,349
Rights/Warrants	—	—	—
Repurchase Agreements	—	2,697,398	2,697,398
Total Investment Securities	20,640,349	2,697,398	23,337,747
Other Financial Instruments*:
Swap Agreements	—	4,175,537	4,175,537
Total Other Financial Instruments	—	4,175,537	4,175,537
Total Investments	$20,640,349	$6,872,935	$27,513,284

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Basic Materials

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 82.0%
	Chemicals - 42.6%

19,388	A. Schulman, Inc.	$456,781
163,679	Air Products & Chemicals, Inc.	11,225,106
57,883	Airgas, Inc.	3,712,616
75,799	Albemarle Corp.	2,841,704
55,233	Ashland, Inc.	2,600,370
41,797	Cabot Corp.	1,214,621
46,408	Calgon Carbon Corp.*	719,788
118,905	Celanese Corp., Class A	3,708,647
46,725	CF Industries Holdings, Inc.	4,964,064
40,192	Cytec Industries, Inc.	1,714,993
948,243	Dow Chemical Co. (The)	26,844,759
702,369	E.I. du Pont de Nemours & Co.	23,683,883
56,634	Eastman Chemical Co.	3,372,555
196,084	Ecolab, Inc.	8,262,980
60,257	FMC Corp.	3,444,893
40,164	H.B. Fuller Co.	843,042
137,784	Huntsman Corp.	1,891,774
65,152	International Flavors & Fragrances, Inc.	2,743,551
35,323	Intrepid Potash, Inc.*	972,089
55,758	Lubrizol Corp.	4,405,440
15,532	Minerals Technologies, Inc.	758,427
123,401	Mosaic Co. (The)	7,205,384
9,038	NewMarket Corp.	804,834
57,179	Olin Corp.	1,001,204
25,478	OM Group, Inc.*	876,953
137,159	PPG Industries, Inc.	8,440,765
255,703	Praxair, Inc.	19,213,523
42,099	Rockwood Holdings, Inc.*	1,009,955
106,725	RPM International, Inc.	2,054,456
40,380	Sensient Technologies Corp.	1,066,840
86,759	Sigma-Aldrich Corp.	4,137,537
100,706	Solutia, Inc.*	1,416,933
82,672	Terra Industries, Inc.	3,403,606
77,067	Valspar Corp.	2,108,553
49,964	WR Grace & Co.*	1,446,957
		164,569,583
	Commercial Services & Supplies - 0.7%

93,485	Avery Dennison Corp.	2,954,126

	Metals & Mining - 28.1%

90,615	AK Steel Holding Corp.	1,950,941
806,616	Alcoa, Inc.	10,727,993
76,047	Allegheny Technologies, Inc.	3,320,212
36,554	Carpenter Technology Corp.	1,091,868
108,616	Cliffs Natural Resources, Inc.	6,125,942
64,791	Coeur d’Alene Mines Corp.*	949,188
93,130	Commercial Metals Co.	1,527,332
26,854	Compass Minerals International, Inc.	2,028,282
341,412	Freeport-McMoRan Copper & Gold, Inc.	25,660,526
196,089	Hecla Mining Co.*	1,019,663
12,846	Kaiser Aluminum Corp.	428,928
395,979	Newmont Mining Corp.	19,513,845
236,258	Nucor Corp.	9,781,081
53,130	Reliance Steel & Aluminum Co.	2,355,784
44,387	Royal Gold, Inc.	1,994,752
24,057	RTI International Metals, Inc.*	578,090
175,639	Southern Copper Corp.	5,156,761
178,402	Steel Dynamics, Inc.	2,913,305
70,953	Titanium Metals Corp.*	836,536
118,849	United States Steel Corp.	6,291,866
43,844	Walter Energy, Inc.	3,444,823
53,327	Worthington Industries, Inc.	844,700
		108,542,418
	Oil, Gas & Consumable Fuels - 8.1%

129,851	Alpha Natural Resources, Inc.*	5,974,444
134,719	Arch Coal, Inc.	3,029,830
149,784	CONSOL Energy, Inc.	7,543,122
70,879	Massey Energy Co.	3,052,759
63,806	Patriot Coal Corp.*	1,063,008
221,080	Peabody Energy Corp.	10,163,048
93,163	USEC, Inc.*	406,191
		31,232,402
	Paper & Forest Products - 2.5%

34,771	Domtar Corp.*	1,817,480
329,652	International Paper Co.	7,638,037
40,858	Wausau Paper Corp.*	345,659
		9,801,176
	Total Common Stocks
	(Cost $253,914,558)	317,099,705

Principal Amount
	Repurchase Agreements (a) - 24.7%
$3,569,586	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $3,569,616(b)	3,569,586
3,569,586	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $3,569,619(c)	3,569,586
10,499	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $10,499(d)	10,499
7,414	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $7,414(e)	7,414
10,708,758	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $10,708,987(f)	10,708,758
10,708,758	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $10,709,008(g)	10,708,758
11,862	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $11,862(h)	11,862
10,723,585	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $10,723,683(i)	10,723,585
14,278,344	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $14,278,649(j)	14,278,344
7,139,172	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $7,139,231(k)	7,139,172

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$20,703,599	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $20,703,789(l)	$20,703,599
12,493,551	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $12,493,645(m)	12,493,551
1,381,418	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,381,430(n)	1,381,418
	Total Repurchase Agreements (Cost $95,306,132)	95,306,132
	Total Investment Securities (Cost $349,220,690) — 106.7%	412,405,837
	Liabilities in excess of other assets — (6.7%)	(25,868,231)
	Net Assets — 100.0%	$386,537,606

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $165,791,695.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $3,640,979. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $3,640,978. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $10,709. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $7,562. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $10,922,955. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $10,922,994. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $12,099. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $10,938,076. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $14,563,934. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $7,281,979. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $21,117,695. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $12,743,438. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $1,409,051.  The investment in the repurchase agreement was through participation in a pooled account.

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,497,226
Aggregate gross unrealized depreciation	(2,602,072)
Net unrealized appreciation	$37,895,154
Federal income tax cost of investments	$374,510,683

Swap Agreements

Ultra Basic Materials had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$90,682,980	$(6,440,260)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	62,408,172	(1,513,500)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	249,797,015	(17,859,503)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	54,390,133	(831,299)

		$(26,644,562)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$317,099,705	$—	$317,099,705
Repurchase Agreements	—	95,306,132	95,306,132
Total Investment Securities	317,099,705	95,306,132	412,405,837
Other Financial Instruments*:
Swap Agreements	—	(26,644,562)	(26,644,562)
Total Other Financial Instruments	—	(26,644,562)	(26,644,562)
Total Investments	$317,099,705	$68,661,570	$385,761,275

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Goods

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 85.6%
	Auto Components - 2.6%

2,638	BorgWarner, Inc.*	$98,819
1,376	Cooper Tire & Rubber Co.	24,135
3,130	Gentex Corp.	60,753
5,459	Goodyear Tire & Rubber Co. (The)*	70,912
15,255	Johnson Controls, Inc.	474,431
1,585	TRW Automotive Holdings Corp.*	42,589
1,455	WABCO Holdings, Inc.	38,907
		810,546
	Automobiles - 3.2%

71,553	Ford Motor Co.*	840,032
5,293	Harley-Davidson, Inc.	130,261
863	Thor Industries, Inc.	29,281
		999,574
	Beverages - 18.0%

423	Brown-Forman Corp., Class A	23,252
2,088	Brown-Forman Corp., Class B	109,328
1,398	Central European Distribution Corp.*	46,623
48,399	Coca-Cola Co. (The)	2,551,595
7,238	Coca-Cola Enterprises, Inc.	184,931
4,484	Constellation Brands, Inc., Class A*	67,439
5,345	Dr. Pepper Snapple Group, Inc.	169,704
1,608	Hansen Natural Corp.*	66,893
3,571	Molson Coors Brewing Co., Class B	144,197
37,042	PepsiCo, Inc.	2,314,014
		5,677,976
	Biotechnology - 0.0%

755	Martek Biosciences Corp.*	14,972

	Chemicals - 2.9%

12,302	Monsanto Co.	869,136
1,006	Scotts Miracle-Gro Co. (The), Class A	39,285
		908,421
	Commercial Services & Supplies - 0.1%

1,271	Herman Miller, Inc.	23,132
845	HNI Corp.	20,086
		43,218
	Distributors - 0.6%

3,625	Genuine Parts Co.	146,305
3,178	LKQ Corp.*	60,859
		207,164
	Food Products - 14.2%

13,354	Archer-Daniels-Midland Co.	392,073
2,775	Bunge Ltd.	165,362
4,867	Campbell Soup Co.	162,217
1,007	Chiquita Brands International, Inc.*	14,662
10,164	ConAgra Foods, Inc.	248,611
1,683	Corn Products International, Inc.	54,832
1,869	Darling International, Inc.*	15,064
4,101	Dean Foods Co.*	59,834
4,530	Del Monte Foods Co.	53,092
1,947	Flowers Foods, Inc.	49,629
953	Fresh Del Monte Produce, Inc.*	18,498
7,045	General Mills, Inc.	507,310
879	Green Mountain Coffee Roasters, Inc.*	74,179
7,128	H. J. Heinz Co.	327,175
921	Hain Celestial Group, Inc. (The)*	14,616
3,529	Hershey Co. (The)	140,313
1,640	Hormel Foods Corp.	67,420
2,683	J.M. Smucker Co. (The)	160,121
5,419	Kellogg Co.	282,601
36,397	Kraft Foods, Inc., Class A	1,034,767
463	Lancaster Colony Corp.	26,641
2,468	McCormick & Co., Inc. (Non-Voting)	91,588
1,282	Ralcorp Holdings, Inc.*	85,650
14,957	Sara Lee Corp.	202,817
3,516	Smithfield Foods, Inc.*	60,510
526	Tootsie Roll Industries, Inc.	14,313
718	TreeHouse Foods, Inc.*	30,896
6,994	Tyson Foods, Inc., Class A	119,178
		4,473,969
	Household Durables - 3.9%

1,363	Black & Decker Corp.	98,777
6,310	D.R. Horton, Inc.	77,992
2,697	Garmin Ltd.	86,169
1,576	Harman International Industries, Inc.*	67,989
1,997	Jarden Corp.	64,024
1,735	KB Home	28,246
3,458	Leggett & Platt, Inc.	65,529
3,456	Lennar Corp., Class A	56,713
819	MDC Holdings, Inc.	28,026
1,255	Mohawk Industries, Inc.*	64,733
6,343	Newell Rubbermaid, Inc.	87,216
135	NVR, Inc.*	95,620
7,594	Pulte Homes, Inc.*	82,243
979	Ryland Group, Inc.	22,213
1,607	Tempur-Pedic International, Inc.*	45,639
2,987	Toll Brothers, Inc.*	56,245
1,424	Tupperware Brands Corp.	66,544
1,671	Whirlpool Corp.	140,631
		1,234,549
	Household Products - 19.4%

1,592	Church & Dwight Co., Inc.	106,950
3,146	Clorox Co.	192,881
11,357	Colgate-Palmolive Co.	941,950
1,578	Energizer Holdings, Inc.*	91,445
9,439	Kimberly-Clark Corp.	573,325
66,630	Procter & Gamble Co. (The)	4,216,346
352	WD-40 Co.	11,025
		6,133,922
	Leisure Equipment & Products - 1.3%

1,991	Brunswick Corp.	22,976
1,468	Callaway Golf Co.	11,641
5,785	Eastman Kodak Co.*	34,363
2,825	Hasbro, Inc.	101,079
8,215	Mattel, Inc.	180,648
738	Polaris Industries, Inc.	33,756
1,099	Pool Corp.	21,958
		406,421
	Machinery - 0.6%

1,137	Briggs & Stratton Corp.	19,909
1,306	Snap-On, Inc.	55,139
1,828	Stanley Works (The)	104,653
		179,701
	Personal Products - 2.8%

1,992	Alberto-Culver Co.	55,218
9,702	Avon Products, Inc.	295,329
2,690	Estee Lauder Cos., Inc. (The), Class A	161,750
1,400	Herbalife Ltd.	56,070
4,650	Mead Johnson Nutrition Co.	219,945
1,272	NBTY, Inc.*	57,749

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,166	Nu Skin Enterprises, Inc., Class A	$31,155
		877,216
	Software - 0.9%

12,892	Activision Blizzard, Inc.	137,042
7,316	Electronic Arts, Inc.*	121,300
1,826	Take-Two Interactive Software, Inc.*	17,566
2,463	TiVo, Inc.*	23,349
		299,257
	Textiles, Apparel & Luxury Goods - 3.8%

1,287	Carter’s, Inc.*	36,885
7,220	Coach, Inc.	263,097
299	Deckers Outdoor Corp.*	35,940
1,073	Fossil, Inc.*	38,896
2,132	Hanesbrands, Inc.*	55,283
1,621	Iconix Brand Group, Inc.*	21,122
1,942	Jones Apparel Group, Inc.	32,742
6,142	NIKE, Inc., Class B	415,199
1,167	Phillips-Van Heusen Corp.	50,788
1,015	Timberland Co. (The), Class A*	18,767
853	Under Armour, Inc., Class A*	22,229
1,981	VF Corp.	153,290
1,038	Warnaco Group, Inc. (The)*	43,326
1,114	Wolverine World Wide, Inc.	30,713
		1,218,277
	Tobacco - 11.3%

46,826	Altria Group, Inc.	942,139
3,652	Lorillard, Inc.	266,742
43,301	Philip Morris International, Inc.	2,120,883
3,843	Reynolds American, Inc.	202,911
564	Universal Corp.	29,920
		3,562,595
	Total Common Stocks (Cost $21,952,775)	27,047,778

Principal Amount
	Repurchase Agreements (a) - 6.1%
$71,120	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $71,121(b)	71,120
71,120	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $71,121(c)	71,120
4,071	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $4,071(d)	4,071
2,874	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $2,874(e)	2,874
213,360	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $213,365(f)	213,360
213,360	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $213,365(g)	213,360
4,599	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $4,599(h)	4,599
219,109	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $219,111(i)	219,109
284,480	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $284,486(j)	284,480
142,240	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $142,241(k)	142,240
412,496	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $412,500(l)	412,496
248,920	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $248,922(m)	248,920
30,989	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $30,989(n)	30,989
	Total Repurchase Agreements (Cost $1,918,738)	1,918,738
	Total Investment Securities (Cost $23,871,513) — 91.7%	28,966,516
	Other assets less liabilities — 8.3%	2,604,677
	Net Assets — 100.0%	$31,571,193

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $8,610,522.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $72,542. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $72,542. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $4,152. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $2,931. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $217,628. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $217,628. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $4,691. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $223,492. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $290,170. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $145,085. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $420,746. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $253,899. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $31,609.  The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,868,769
Aggregate gross unrealized depreciation	(281,347)
Net unrealized appreciation	$2,587,422
Federal income tax cost of investments	$26,379,094

Swap Agreements

Ultra Consumer Goods had the following open swap agreements as of February 28, 2010:

		Unrealized
	Notional Amount	Appreciation/
	at Value	(Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer GoodsSM Index	$2,850,699	$916,338

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	13,314,771	(107,297)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	6,680,689	1,841,888

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	13,478,529	(106,551)

		$2,544,378

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$27,047,778	$—	$27,047,778
Repurchase Agreements	—	1,918,738	1,918,738
Total Investment Securities	27,047,778	1,918,738	28,966,516
Other Financial Instruments*:
Swap Agreements	—	2,544,378	2,544,378
Total Other Financial Instruments	—	2,544,378	2,544,378
Total Investments	$27,047,778	$4,463,116	$31,510,894

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Services

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 78.5%
	Airlines - 1.8%

266	Alaska Air Group, Inc.*	$9,310
2,508	AMR Corp.*	23,049
1,040	Continental Airlines, Inc., Class B*	21,487
5,820	Delta Air Lines, Inc.*	75,194
1,847	JetBlue Airways Corp.*	9,752
429	Skywest, Inc.	6,332
5,592	Southwest Airlines Co.	70,347
1,260	UAL Corp.*	21,609
		237,080
	Commercial Services & Supplies - 0.2%

562	Copart, Inc.*	20,052
388	Rollins, Inc.	8,245
		28,297
	Diversified Consumer Services - 2.0%

957	Apollo Group, Inc., Class A*	57,305
461	Career Education Corp.*	12,825
599	Corinthian Colleges, Inc.*	9,716
469	DeVry, Inc.	29,617
2,554	H&R Block, Inc.	44,133
468	Hillenbrand, Inc.	9,383
278	ITT Educational Services, Inc.*	30,313
229	Matthews International Corp., Class A	7,676
430	Regis Corp.	7,108
1,892	Service Corp. International	15,250
509	Sotheby’s	12,369
105	Strayer Education, Inc.	23,817
267	Weight Watchers International, Inc.	6,867
		266,379
	Electronic Equipment, Instruments & Components - 0.1%

393	Dolby Laboratories, Inc., Class A*	20,935

	Food & Staples Retailing - 16.2%

413	BJ’s Wholesale Club, Inc.*	14,938
382	Casey’s General Stores, Inc.	11,616
3,256	Costco Wholesale Corp.	198,518
10,639	CVS Caremark Corp.	359,066
4,598	Kroger Co. (The)	101,616
4,567	Rite Aid Corp.*	6,942
319	Ruddick Corp.	9,347
3,064	Safeway, Inc.	76,355
1,600	SUPERVALU, Inc.	24,432
4,443	Sysco Corp.	128,403
295	United Natural Foods, Inc.*	8,664
7,476	Walgreen Co.	263,454
16,502	Wal-Mart Stores, Inc.	892,263
838	Whole Foods Market, Inc.*	29,741
		2,125,355
	Health Care Providers & Services - 2.5%

2,242	AmerisourceBergen Corp.	62,866
2,720	Cardinal Health, Inc.	92,398
169	Chemed Corp.	9,052
2,027	McKesson Corp.	119,897
890	Omnicare, Inc.	24,092
639	VCA Antech, Inc.*	15,221
		323,526
	Hotels, Restaurants & Leisure - 11.3%

409	Bally Technologies, Inc.*	16,937
233	Bob Evans Farms, Inc.	6,643
428	Boyd Gaming Corp.*	3,270
764	Brinker International, Inc.	13,836
694	Burger King Holdings, Inc.	12,416
3,184	Carnival Corp.	114,497
173	CEC Entertainment, Inc.*	6,064
427	Cheesecake Factory, Inc. (The)*	10,098
238	Chipotle Mexican Grill, Inc.*	24,921
224	Choice Hotels International, Inc.	7,401
169	Cracker Barrel Old Country Store, Inc.	7,382
1,050	Darden Restaurants, Inc.	42,577
266	Gaylord Entertainment Co.*	5,988
2,240	International Game Technology	39,312
210	International Speedway Corp., Class A	5,609
298	Interval Leisure Group, Inc.*	4,279
428	Jack in the Box, Inc.*	9,039
3,263	Las Vegas Sands Corp.*	54,264
310	Life Time Fitness, Inc.*	7,862
2,345	Marriott International, Inc., Class A	63,573
8,139	McDonald’s Corp.	519,675
1,884	MGM Mirage*	19,857
535	Orient-Express Hotels Ltd., Class A*	6,115
167	P.F. Chang’s China Bistro, Inc.*	7,087
225	Panera Bread Co., Class A*	16,378
165	Papa John’s International, Inc.*	4,028
507	Penn National Gaming, Inc.*	11,732
450	Pinnacle Entertainment, Inc.*	3,253
1,014	Royal Caribbean Cruises Ltd.*	28,666
522	Scientific Games Corp., Class A*	8,817
459	Sonic Corp.*	3,897
5,510	Starbucks Corp.*	126,234
1,299	Starwood Hotels & Resorts Worldwide, Inc.	50,271
274	Vail Resorts, Inc.*	9,867
2,789	Wendy’s/Arby’s Group, Inc., Class A	13,610
442	WMS Industries, Inc.*	16,765
1,348	Wyndham Worldwide Corp.	30,990
577	Wynn Resorts Ltd.	36,680
3,488	Yum! Brands, Inc.	117,615
		1,487,505
	Internet & Catalog Retail - 3.6%

2,328	Amazon.com, Inc.*	275,635
1,598	Expedia, Inc.*	35,539
298	HSN, Inc.*	6,455
4,257	Liberty Media Corp. - Interactive, Class A*	53,596
357	NetFlix, Inc.*	23,580
330	priceline.com, Inc.*	74,831
		469,636
	Internet Software & Services - 1.6%

8,277	eBay, Inc.*	190,537
652	ValueClick, Inc.*	6,187
408	WebMD Health Corp.*	17,577
		214,301
	IT Services - 0.1%

593	Acxiom Corp.*	9,998

	Media - 18.5%

199	Arbitron, Inc.	4,278
1,863	Cablevision Systems Corp., Class A	44,861
4,406	CBS Corp., Class B	57,234
15,529	Comcast Corp., Class A	255,297
6,028	Comcast Corp., Special, Class A	93,374
394	CTC Media, Inc.*	6,737

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
7,255	DIRECTV, Class A*	$245,582
1,009	Discovery Communications, Inc., Class A*	31,430
1,056	Discovery Communications, Inc., Class C*	28,026
1,585	DISH Network Corp., Class A	31,652
528	DreamWorks Animation SKG, Inc., Class A*	22,947
1,733	Gannett Co., Inc.	26,255
270	Interactive Data Corp.	8,184
3,666	Interpublic Group of Cos., Inc.*	27,495
367	John Wiley & Sons, Inc., Class A	15,407
434	Lamar Advertising Co., Class A*	13,055
936	Liberty Global, Inc., Class A*	25,160
947	Liberty Global, Inc., Class C*	25,067
639	Liberty Media Corp. - Capital, Class A*	21,624
376	Liberty Media Corp. - Starz, Class A*	19,150
1,076	Live Nation Entertainment, Inc.*	13,977
466	Madison Square Garden, Inc., Class A*	9,092
2,372	McGraw-Hill Cos., Inc. (The)	81,122
271	Meredith Corp.	8,325
162	Morningstar, Inc.*	7,144
728	New York Times Co. (The), Class A*	7,964
13,688	News Corp., Class A	183,009
3,281	News Corp., Class B	51,676
2,344	Omnicom Group, Inc.	85,837
591	Regal Entertainment Group, Class A	8,830
208	Scholastic Corp.	6,115
671	Scripps Networks Interactive, Inc., Class A	26,558
2,657	Time Warner Cable, Inc.	124,055
8,806	Time Warner, Inc.	255,726
4,141	Viacom, Inc., Class B*	122,781
13,379	Walt Disney Co. (The)	417,960
44	Washington Post Co. (The), Class B	18,494
		2,431,480
	Multiline Retail - 5.2%

343	99 Cents Only Stores*	5,659
624	Big Lots, Inc.*	20,904
415	Dillard’s, Inc., Class A	7,001
679	Dollar Tree, Inc.*	37,847
999	Family Dollar Stores, Inc.	32,957
1,565	J.C. Penney Co., Inc.	43,163
2,166	Kohl’s Corp.*	116,574
3,165	Macy’s, Inc.	60,610
1,269	Nordstrom, Inc.	46,877
1,018	Saks, Inc.*	7,105
434	Sears Holdings Corp.*	41,521
5,157	Target Corp.	265,689
		685,907
	Professional Services - 0.3%

397	Dun & Bradstreet Corp.	27,854
349	IHS, Inc., Class A*	18,078
		45,932
	Road & Rail - 0.2%

768	Avis Budget Group, Inc.*	8,080
1,388	Hertz Global Holdings, Inc.*	13,047
		21,127
	Software - 0.2%

328	Factset Research Systems, Inc.	21,714

	Specialty Retail - 14.4%

350	Aaron’s, Inc.	10,385
657	Abercrombie & Fitch Co., Class A	23,928
713	Advance Auto Parts, Inc.	29,090
504	Aeropostale, Inc.*	17,821
1,327	American Eagle Outfitters, Inc.	22,387
441	AnnTaylor Stores Corp.*	7,590
563	AutoNation, Inc.*	9,993
224	AutoZone, Inc.*	37,168
293	Barnes & Noble, Inc.	5,881
1,976	Bed Bath & Beyond, Inc.*	82,221
2,558	Best Buy Co., Inc.	93,367
200	Buckle, Inc. (The)	5,854
1,491	CarMax, Inc.*	30,103
208	Cato Corp. (The), Class A	4,077
1,324	Chico’s FAS, Inc.*	17,940
146	Children’s Place Retail Stores, Inc. (The)*	5,579
483	Collective Brands, Inc.*	10,916
656	Dick’s Sporting Goods, Inc.*	15,960
477	Dress Barn, Inc.*	11,858
1,168	Foot Locker, Inc.	15,149
1,231	GameStop Corp., Class A*	21,173
3,826	Gap, Inc. (The)	82,259
168	Genesco, Inc.*	4,020
182	Group 1 Automotive, Inc.*	5,054
442	Guess?, Inc.	18,029
225	Gymboree Corp.*	9,788
12,812	Home Depot, Inc.	399,734
392	J. Crew Group, Inc.*	16,495
2,073	Limited Brands, Inc.	45,834
11,032	Lowe’s Cos., Inc.	261,569
351	Men’s Wearhouse, Inc. (The)	7,497
2,057	Office Depot, Inc.*	14,852
572	OfficeMax, Inc.*	9,135
1,030	O’Reilly Automotive, Inc.*	40,479
961	PetSmart, Inc.	26,158
944	RadioShack Corp.	18,465
498	Rent-A-Center, Inc.*	11,076
944	Ross Stores, Inc.	46,171
635	Sally Beauty Holdings, Inc.*	5,201
644	Signet Jewelers Ltd.*	18,554
5,448	Staples, Inc.	140,340
936	Tiffany & Co.	41,549
3,197	TJX Cos., Inc.	133,091
274	Tractor Supply Co.*	14,993
994	Urban Outfitters, Inc.*	32,017
719	Williams-Sonoma, Inc.	15,430
		1,896,230
	Textiles, Apparel & Luxury Goods - 0.3%

429	Polo Ralph Lauren Corp.	34,290

	Total Common Stocks (Cost $8,123,044)	10,319,692

Principal Amount
	Repurchase Agreements (a) - 7.8%
$35,717	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $35,717(b)	35,717
35,717	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $35,717(c)	35,717

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$13,134	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $13,134(d)	$13,134
9,274	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $9,274(e)	9,274
107,150	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $107,152(f)	107,150
107,150	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $107,153(g)	107,150
14,838	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $14,838(h)	14,838
125,697	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $125,698(i)	125,697
142,867	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $142,870(j)	142,867
71,433	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $71,434(k)	71,433
207,157	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $207,159(l)	207,157
125,008	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $125,009(m)	125,008
25,513	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $25,513(n)	25,513
	Total Repurchase Agreements (Cost $1,020,655)	1,020,655
	Total Investment Securities (Cost $9,143,699) — 86.3%	11,340,347
	Other assets less liabilities — 13.7%	1,805,163
	Net Assets — 100.0%	$13,145,510

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $3,293,120.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $36,431. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $36,431. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $13,397. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $9,460. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $109,293. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $109,294. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $15,135. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $128,211. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $145,725. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $72,862. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $211,300. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $127,508. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $26,023.  The investment in the repurchase agreement was through participation in a pooled account.

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$978,264
Aggregate gross unrealized depreciation	(70,570)
Net unrealized appreciation	$907,694
Federal income tax cost of investments	$10,432,653

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	$1,538,780	$555,085

Equity Index Swap with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	5,513,366	15,373

Equity Index Swap with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	4,223,469	1,274,758

Equity Index Swap with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	4,743,778	—

		$1,845,216

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$10,319,692	$—	$10,319,692
Repurchase Agreements	—	1,020,655	1,020,655
Total Investment Securities	10,319,692	1,020,655	11,340,347
Other Financial Instruments*:
Swap Agreements	—	1,845,216	1,845,216
Total Other Financial Instruments	—	1,845,216	1,845,216
Total Investments	$10,319,692	$2,865,871	$13,185,563

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Financials

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 68.5%
	Capital Markets - 10.3%

26,687	Affiliated Managers Group, Inc.*	$1,898,246
163,808	Ameriprise Financial, Inc.	6,557,234
767,593	Bank of New York Mellon Corp. (The)	21,891,752
26,931	BlackRock, Inc.	5,892,503
604,584	Charles Schwab Corp. (The)	11,069,933
1,197,647	E*Trade Financial Corp.*	1,928,212
74,665	Eaton Vance Corp.	2,254,136
66,052	Federated Investors, Inc., Class B	1,651,960
99,936	Franklin Resources, Inc.	10,165,490
109,645	GLG Partners, Inc.*	304,813
276,719	Goldman Sachs Group, Inc. (The)	43,265,016
16,703	Greenhill & Co., Inc.	1,193,429
275,317	Invesco Ltd.	5,396,213
27,947	Investment Technology Group, Inc.*	475,658
115,338	Janus Capital Group, Inc.	1,441,725
70,433	Jefferies Group, Inc.	1,758,008
22,405	KBW, Inc.*	532,343
59,727	Knight Capital Group, Inc., Class A*	963,994
102,789	Legg Mason, Inc.	2,657,096
63,380	MF Global Holdings Ltd.*	438,590
795,809	Morgan Stanley	22,425,898
154,937	Northern Trust Corp.	8,256,593
28,836	optionsXpress Holdings, Inc.	455,897
12,519	Piper Jaffray Cos.*	541,947
63,545	Raymond James Financial, Inc.	1,643,274
100,017	SEI Investments Co.	1,762,300
317,408	State Street Corp.	14,254,793
19,281	Stifel Financial Corp.*	1,054,671
164,073	T. Rowe Price Group, Inc.	8,316,860
151,459	TD Ameritrade Holding Corp.*	2,649,018
55,304	Waddell & Reed Financial, Inc., Class A	1,818,395
		184,915,997
	Commercial Banks - 12.3%

106,789	Associated Banc-Corp	1,378,646
50,166	BancorpSouth, Inc.	976,732
30,723	Bank of Hawaii Corp.	1,296,818
437,587	BB&T Corp.	12,484,357
14,539	BOK Financial Corp.	668,503
167,218	CapitalSource, Inc.	919,699
33,838	Cathay General Bancorp	329,244
26,953	City National Corp./CA	1,345,494
96,857	Comerica, Inc.	3,494,601
43,330	Commerce Bancshares, Inc./MO	1,755,298
36,075	Cullen/Frost Bankers, Inc.	1,953,461
55,662	East West Bancorp, Inc.	975,198
510,583	Fifth Third Bancorp	6,234,218
13,199	First Financial Bankshares, Inc.	690,968
141,890	First Horizon National Corp.*	1,816,192
30,910	First Midwest Bancorp, Inc./IL	420,067
55,156	FirstMerit Corp.	1,165,998
73,167	FNB Corp./PA	556,069
112,800	Fulton Financial Corp.	1,085,136
39,414	Glacier Bancorp, Inc.	571,503
20,436	Hancock Holding Co.	823,979
449,541	Huntington Bancshares, Inc./OH	2,162,292
13,116	Iberiabank Corp.	749,055
34,258	International Bancshares Corp.	726,270
564,212	KeyCorp	4,034,116
45,761	M&T Bank Corp.	3,543,274
323,834	Marshall & Ilsley Corp.	2,292,745
31,287	MB Financial, Inc.	636,690
80,585	National Penn Bancshares, Inc.	555,231
55,886	Old National Bancorp/IN	634,865
16,376	PacWest Bancorp	332,433
7,287	Park National Corp.	388,761
331,837	PNC Financial Services Group, Inc.	17,839,557
410,638	Popular, Inc.	792,531
45,825	PrivateBancorp, Inc.	595,725
29,507	Prosperity Bancshares, Inc.	1,234,278
762,801	Regions Financial Corp.	5,148,907
52,993	Sterling Bancshares, Inc./TX	250,127
320,195	SunTrust Banks, Inc.	7,623,843
55,239	Susquehanna Bancshares, Inc.	461,246
26,084	SVB Financial Group*	1,162,303
272,086	Synovus Financial Corp.	775,445
77,367	TCF Financial Corp.	1,117,179
35,574	Trustmark Corp.	811,087
1,227,456	U.S. Bancorp	30,207,692
21,344	UMB Financial Corp.	817,689
55,838	Umpqua Holdings Corp.	696,858
27,740	United Bankshares, Inc.	682,959
91,049	Valley National Bancorp	1,311,106
45,649	Webster Financial Corp.	730,384
3,146,243	Wells Fargo & Co.	86,018,284
18,575	Westamerica Bancorp.	1,019,396
59,306	Whitney Holding Corp./LA	762,082
44,591	Wilmington Trust Corp.	643,002
15,194	Wintrust Financial Corp.	517,204
88,650	Zions Bancorp.	1,643,571
		219,860,368
	Consumer Finance - 2.6%

675,615	American Express Co.	25,801,737
43,355	AmeriCredit Corp.*	964,649
287,336	Capital One Financial Corp.	10,846,934
349,264	Discover Financial Services	4,767,453
304,739	SLM Corp.*	3,406,982
		45,787,755
	Diversified Financial Services - 16.1%

6,377,070	Bank of America Corp.	106,241,986
13,235,157	Citigroup, Inc.*	44,999,534
42,972	CME Group, Inc.	12,964,223
46,345	IntercontinentalExchange, Inc.*	4,972,355
2,524,808	JPMorgan Chase & Co.	105,966,192
120,970	Moody’s Corp.	3,220,221
66,502	MSCI, Inc., Class A*	1,993,730
106,620	NASDAQ OMX Group, Inc. (The)*	1,986,331
166,256	NYSE Euronext	4,385,833
		286,730,405
	Insurance - 14.4%

213,594	ACE Ltd.*	10,677,564
299,311	Aflac, Inc.	14,800,929
4,053	Alleghany Corp.*	1,123,694
26,140	Allied World Assurance Co. Holdings Ltd.	1,205,054
344,052	Allstate Corp. (The)	10,751,625
49,667	American Financial Group, Inc./OH	1,284,885
75,835	American International Group, Inc.*	1,878,433
10,168	American National Insurance Co.	1,103,635

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
156,668	AON Corp.	$6,413,988
35,416	Arch Capital Group Ltd.*	2,620,076
19,727	Argo Group International Holdings Ltd.	549,002
63,980	Arthur J. Gallagher & Co.	1,518,245
48,326	Aspen Insurance Holdings Ltd.	1,365,693
75,659	Assurant, Inc.	2,309,113
80,345	Assured Guaranty Ltd.	1,695,280
91,753	Axis Capital Holdings Ltd.	2,885,632
388,100	Berkshire Hathaway, Inc., Class B*	31,098,453
73,947	Brown & Brown, Inc.	1,240,831
219,160	Chubb Corp.	11,058,814
97,499	Cincinnati Financial Corp.	2,622,723
30,715	Delphi Financial Group, Inc., Class A	655,151
32,768	Endurance Specialty Holdings Ltd.	1,260,257
20,491	Erie Indemnity Co., Class A	811,853
36,698	Everest Re Group Ltd.	3,134,743
148,216	Fidelity National Financial, Inc., Class A	2,112,078
77,406	First American Corp.	2,494,795
308,445	Genworth Financial, Inc., Class A*	4,916,613
32,025	Hanover Insurance Group, Inc. (The)	1,349,854
247,450	Hartford Financial Services Group, Inc.	6,030,357
72,116	HCC Insurance Holdings, Inc.	2,012,036
25,110	Horace Mann Educators Corp.	337,478
193,983	Lincoln National Corp.	4,884,492
227,308	Loews Corp.	8,287,650
6,418	Markel Corp.*	2,263,950
335,628	Marsh & McLennan Cos., Inc.	7,793,282
30,673	Max Capital Group Ltd.	740,446
103,890	MBIA, Inc.*	500,750
16,941	Mercury General Corp.	695,597
371,924	MetLife, Inc.	13,534,314
50,060	Montpelier Re Holdings Ltd.	888,064
144,811	Old Republic International Corp.	1,634,916
39,142	PartnerRe Ltd.	3,116,095
31,933	Platinum Underwriters Holdings Ltd.	1,193,975
192,734	Principal Financial Group, Inc.	4,473,356
21,167	ProAssurance Corp.*	1,128,624
407,161	Progressive Corp. (The)	6,982,811
54,952	Protective Life Corp.	1,008,919
295,949	Prudential Financial, Inc.	15,510,687
46,728	Reinsurance Group of America, Inc.	2,220,982
39,950	RenaissanceRe Holdings Ltd.	2,211,632
12,417	RLI Corp.	661,702
33,981	Selective Insurance Group, Inc.	550,832
31,383	StanCorp Financial Group, Inc.	1,348,841
53,018	Torchmark Corp.	2,465,337
25,846	Tower Group, Inc.	588,513
36,585	Transatlantic Holdings, Inc.	1,818,275
350,747	Travelers Cos., Inc. (The)	18,445,785
29,207	Unitrin, Inc.	705,641
212,687	Unum Group	4,426,016
60,716	Validus Holdings Ltd.	1,699,441
90,570	W. R. Berkley Corp.	2,331,272
4,836	White Mountains Insurance Group Ltd.	1,676,351
106,905	Willis Group Holdings plc	3,183,631
219,600	XL Capital Ltd., Class A	4,012,092
23,839	Zenith National Insurance Corp.	908,028
		257,211,183
	IT Services - 2.6%

61,704	Mastercard, Inc., Class A	13,844,526
295,304	Visa, Inc., Class A	25,183,525
444,520	Western Union Co. (The)	7,014,526
		46,042,577
	Professional Services - 0.1%

81,033	Equifax, Inc.	2,614,125

	Real Estate Investment Trusts - 8.5%

27,934	Alexandria Real Estate Equities, Inc.	1,721,293
93,731	AMB Property Corp.	2,281,413
33,932	American Campus Communities, Inc.	937,880
354,814	Annaly Capital Management, Inc.	6,521,481
74,890	Apartment Investment & Management Co., Class A	1,249,914
52,308	AvalonBay Communities, Inc.	4,258,917
61,815	BioMed Realty Trust, Inc.	955,042
88,916	Boston Properties, Inc.	6,040,064
82,613	Brandywine Realty Trust	926,092
34,789	BRE Properties, Inc.	1,172,737
41,182	Camden Property Trust	1,649,339
88,391	CBL & Associates Properties, Inc.	1,050,969
403,553	Chimera Investment Corp.	1,614,212
42,488	Colonial Properties Trust	500,934
37,188	Corporate Office Properties Trust	1,369,634
133,089	DCT Industrial Trust, Inc.	654,798
81,765	Developers Diversified Realty Corp.	867,527
79,131	DiamondRock Hospitality Co.*	707,433
44,904	Digital Realty Trust, Inc.	2,316,148
77,877	Douglas Emmett, Inc.	1,097,287
143,622	Duke Realty Corp.	1,594,204
16,679	EastGroup Properties, Inc.	598,776
26,935	Entertainment Properties Trust	1,029,456
19,523	Equity Lifestyle Properties, Inc.	971,074
175,734	Equity Residential	6,340,483
18,656	Essex Property Trust, Inc.	1,602,550
39,224	Federal Realty Investment Trust	2,704,887
45,666	Franklin Street Properties Corp.	592,288
23,151	Hatteras Financial Corp.	601,231
186,597	HCP, Inc.	5,370,262
79,016	Health Care REIT, Inc.	3,347,118
37,676	Healthcare Realty Trust, Inc.	787,052
45,425	Highwoods Properties, Inc.	1,319,596
21,508	Home Properties, Inc.	985,066
78,362	Hospitality Properties Trust	1,721,613
405,273	Host Hotels & Resorts, Inc.*	4,745,747
144,798	HRPT Properties Trust	1,016,482
27,766	Kilroy Realty Corp.	786,611
257,950	Kimco Realty Corp.	3,582,925
40,641	LaSalle Hotel Properties	788,842
62,298	Lexington Realty Trust	370,673
71,769	Liberty Property Trust	2,219,815
62,089	Macerich Co. (The)	2,212,852
50,428	Mack-Cali Realty Corp.	1,691,355
175,144	MFA Financial, Inc.	1,268,043

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
18,459	Mid-America Apartment Communities, Inc.	$958,760
53,015	National Retail Properties, Inc.	1,124,978
71,894	Nationwide Health Properties, Inc.	2,386,162
54,600	Omega Healthcare Investors, Inc.	1,035,762
104,658	Plum Creek Timber Co., Inc.	3,739,430
31,214	Post Properties, Inc.	600,557
25,431	Potlatch Corp.	839,732
303,716	ProLogis	3,914,899
82,586	Public Storage	6,787,743
50,236	Rayonier, Inc.	2,088,311
66,839	Realty Income Corp.	1,871,492
44,899	Redwood Trust, Inc.	639,811
56,716	Regency Centers Corp.	1,966,344
81,515	Senior Housing Properties Trust	1,694,697
183,107	Simon Property Group, Inc.	14,335,447
49,322	SL Green Realty Corp.	2,518,381
61,205	Sunstone Hotel Investors, Inc.*	547,173
25,657	Tanger Factory Outlet Centers	1,069,127
33,868	Taubman Centers, Inc.	1,311,708
98,182	UDR, Inc.	1,649,458
100,492	Ventas, Inc.	4,440,741
115,625	Vornado Realty Trust	7,598,875
38,350	Washington Real Estate Investment Trust	1,068,431
76,808	Weingarten Realty Investors	1,581,477
		151,911,611
	Real Estate Management & Development - 0.5%

166,293	Brookfield Properties Corp.	2,306,484
160,525	CB Richard Ellis Group, Inc., Class A*	2,118,930
76,559	Forest City Enterprises, Inc., Class A*	918,708
23,040	Forestar Group, Inc.*	408,729
26,281	Jones Lang LaSalle, Inc.	1,673,837
58,826	St. Joe Co. (The)*	1,617,715
		9,044,403
	Thrifts & Mortgage Finance - 1.1%

56,651	Astoria Financial Corp.	751,759
13,619	Capitol Federal Financial	471,490
117,664	First Niagara Financial Group, Inc.	1,652,003
309,335	Hudson City Bancorp, Inc.	4,182,209
80,102	MGIC Investment Corp.*	613,581
271,709	New York Community Bancorp, Inc.	4,208,772
63,967	NewAlliance Bancshares, Inc.	766,325
222,001	People’s United Financial, Inc.	3,500,956
36,471	Provident Financial Services, Inc.	399,722
60,282	TFS Financial Corp.	774,624
48,571	TrustCo Bank Corp NY	293,854
71,928	Washington Federal, Inc.	1,401,877
		19,017,172
	Total Common Stocks (Cost $803,787,384)	1,223,135,596

Principal Amount
	Repurchase Agreements (a) - 3.0%
$1,970,387	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,970,403(b)	1,970,387
1,970,387	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,970,405(c)	1,970,387
202,278	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $202,280(d)	202,278
142,826	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $142,827(e)	142,826
5,911,162	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $5,911,288(f)	5,911,162
5,911,162	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $5,911,300(g)	5,911,162
228,521	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $228,523(h)	228,521
6,196,813	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $6,196,870(i)	6,196,813
7,881,549	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $7,881,718(j)	7,881,549
3,940,774	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $3,940,807(k)	3,940,774
11,428,246	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $11,428,351(l)	11,428,246
6,896,355	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $6,896,407(m)	6,896,355
938,844	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $938,852(n)	938,844
	Total Repurchase Agreements (Cost $53,619,304)	53,619,304
	Total Investment Securities (Cost $857,406,688) — 71.5%	1,276,754,900
	Other assets less liabilities — 28.5%	508,503,466
	Net Assets — 100.0%	$1,785,258,366

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $500,940,028.

See accompanying notes to schedules of portfolio investments.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $2,009,795. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $2,009,795. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $206,325. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $145,683. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $6,029,397. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $6,029,419. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $233,092. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $6,320,760. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $8,039,193. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $4,019,602. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $11,656,824. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $7,034,291. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $957,624.  The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,220,602
Aggregate gross unrealized depreciation	(5,282,010)
Net unrealized appreciation	$78,938,592
Federal income tax cost of investments	$1,197,816,308

Swap Agreements

Ultra Financials had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$76,634,792	$(632,640)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	416,859,943	—

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	345,148,169	16,287,023

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	1,375,285,858	507,078,734

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	141,427,926	—

		$522,733,117

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$1,223,135,596	$—	$1,223,135,596
Repurchase Agreements	—	53,619,304	53,619,304
Total Investment Securities	1,223,135,596	53,619,304	1,276,754,900
Other Financial Instruments*:
Swap Agreements	—	522,733,117	522,733,117
Total Other Financial Instruments	—	522,733,117	522,733,117
Total Investments	$1,223,135,596	$576,352,421	$1,799,488,017

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Health Care

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 75.5%
	Biotechnology - 11.1%

837	Acorda Therapeutics, Inc.*	$25,261
1,952	Alexion Pharmaceuticals, Inc.*	96,663
2,100	Alkermes, Inc.*	24,066
22,481	Amgen, Inc.*	1,272,649
2,842	Amylin Pharmaceuticals, Inc.*	53,714
6,407	Biogen Idec, Inc.*	352,449
2,211	BioMarin Pharmaceutical, Inc.*	44,220
1,784	Celera Corp.*	10,686
10,222	Celgene Corp.*	608,413
1,658	Cephalon, Inc.*	113,855
1,280	Cepheid, Inc.*	19,328
1,275	Cubist Pharmaceuticals, Inc.*	26,826
2,904	Dendreon Corp.*	90,692
5,894	Genzyme Corp.*	337,137
20,220	Gilead Sciences, Inc.*	962,674
4,008	Human Genome Sciences, Inc.*	112,825
2,455	Incyte Corp.*	26,170
2,062	Isis Pharmaceuticals, Inc.*	18,228
2,121	Myriad Genetics, Inc.*	48,783
1,268	Onyx Pharmaceuticals, Inc.*	35,200
1,288	OSI Pharmaceuticals, Inc.*	47,682
2,650	PDL BioPharma, Inc.	18,550
1,395	Regeneron Pharmaceuticals, Inc.*	34,122
1,368	Savient Pharmaceuticals, Inc.*	18,441
1,183	Theravance, Inc.*	12,883
1,035	United Therapeutics Corp.*	59,419
4,273	Vertex Pharmaceuticals, Inc.*	173,526
		4,644,462
	Health Care Equipment & Supplies - 14.9%

1,695	Alcon, Inc.	270,725
1,636	American Medical Systems Holdings, Inc.*	29,644
13,436	Baxter International, Inc.	764,912
1,540	Beckman Coulter, Inc.	100,962
5,030	Becton, Dickinson and Co.	391,686
33,476	Boston Scientific Corp.*	259,104
2,143	C.R. Bard, Inc.	179,541
3,994	CareFusion Corp.*	100,809
1,008	Cooper Cos., Inc. (The)	40,380
11,190	Covidien plc	549,653
3,304	DENTSPLY International, Inc.	109,329
1,249	Edwards Lifesciences Corp.*	114,696
1,090	Gen-Probe, Inc.*	49,137
571	Haemonetics Corp.*	30,543
1,389	Hill-Rom Holdings, Inc.	36,447
5,669	Hologic, Inc.*	97,790
3,534	Hospira, Inc.*	184,934
1,321	IDEXX Laboratories, Inc.*	69,762
1,552	Immucor, Inc.*	30,000
841	Intuitive Surgical, Inc.*	291,945
685	Invacare Corp.	18,687
1,849	Inverness Medical Innovations, Inc.*	72,148
1,377	Kinetic Concepts, Inc.*	57,724
1,154	Masimo Corp.*	31,954
24,645	Medtronic, Inc.	1,069,593
837	NuVasive, Inc.*	33,438
1,681	ResMed, Inc.*	95,952
7,423	St. Jude Medical, Inc.*	283,707
1,198	STERIS Corp.	37,869
6,756	Stryker Corp.	358,744
1,245	Thoratec Corp.*	35,918
2,762	Varian Medical Systems, Inc.*	135,255
728	West Pharmaceutical Services, Inc.	28,356
4,777	Zimmer Holdings, Inc.*	273,865
		6,235,209
	Health Care Providers & Services - 12.0%

9,694	Aetna, Inc.	290,723
607	Amedisys, Inc.*	34,994
1,176	AMERIGROUP Corp.*	30,905
1,219	Brookdale Senior Living, Inc.*	21,918
840	Catalyst Health Solutions, Inc.*	31,660
1,008	Centene Corp.*	18,013
6,033	CIGNA Corp.	206,691
2,070	Community Health Systems, Inc.*	70,939
3,288	Coventry Health Care, Inc.*	76,216
2,269	DaVita, Inc.*	139,793
441	Emergency Medical Services Corp., Class A*	22,958
5,652	Express Scripts, Inc.*	542,648
5,426	Health Management Associates, Inc., Class A*	39,556
2,302	Health Net, Inc.*	53,153
2,071	HealthSouth Corp.*	35,828
746	Healthways, Inc.*	11,205
2,001	Henry Schein, Inc.*	113,717
575	HMS Holdings Corp.*	26,473
3,780	Humana, Inc.*	178,907
2,358	Laboratory Corp. of America Holdings*	172,865
1,217	LifePoint Hospitals, Inc.*	37,118
1,508	Lincare Holdings, Inc.*	60,561
784	Magellan Health Services, Inc.*	32,865
10,520	Medco Health Solutions, Inc.*	665,285
1,012	Mednax, Inc.*	54,142
729	Odyssey HealthCare, Inc.*	12,779
924	Owens & Minor, Inc.	41,257
2,223	Patterson Cos., Inc.*	65,979
674	PharMerica Corp.*	11,559
1,322	PSS World Medical, Inc.*	27,881
1,178	Psychiatric Solutions, Inc.*	25,268
3,434	Quest Diagnostics, Inc.	194,879
10,658	Tenet Healthcare Corp.*	56,168
25,813	UnitedHealth Group, Inc.	874,028
2,016	Universal Health Services, Inc., Class B	62,536
938	WellCare Health Plans, Inc.*	25,045
10,178	WellPoint, Inc.*	629,713
		4,996,225
	Life Sciences Tools & Services - 3.2%

418	Bio-Rad Laboratories, Inc., Class A*	39,037
1,468	Charles River Laboratories International, Inc.*	55,667
1,417	Covance, Inc.*	80,231
2,748	Illumina, Inc.*	99,807
3,961	Life Technologies Corp.*	201,060
1,233	Millipore Corp.*	116,408
1,286	Parexel International Corp.*	25,913
2,445	Pharmaceutical Product Development, Inc.	51,492
832	Techne Corp.	53,181
9,064	Thermo Fisher Scientific, Inc.*	442,051
642	Varian, Inc.*	33,179
2,140	Waters Corp.*	127,672
		1,325,698
	Pharmaceuticals - 34.3%

34,168	Abbott Laboratories	1,854,639
6,829	Allergan, Inc.	399,018

Shares		Value
	Common Stocks (a) (continued)
949	Auxilium Pharmaceuticals, Inc.*	$28,660
37,721	Bristol-Myers Squibb Co.	924,542
21,803	Eli Lilly & Co.	748,715
2,308	Endo Pharmaceuticals Holdings, Inc.*	52,507
6,698	Forest Laboratories, Inc.*	200,136
61,419	Johnson & Johnson	3,869,397
5,465	King Pharmaceuticals, Inc.*	61,481
1,276	Medicis Pharmaceutical Corp., Class A	28,710
67,690	Merck & Co., Inc.	2,496,407
6,714	Mylan, Inc.*	143,277
2,058	Nektar Therapeutics*	25,499
766	Par Pharmaceutical Cos., Inc.*	19,173
1,832	Perrigo Co.	90,812
178,876	Pfizer, Inc.	3,139,274
1,214	Salix Pharmaceuticals Ltd.*	34,672
1,549	Valeant Pharmaceuticals International*	57,654
2,164	Warner Chilcott plc, Class A*	58,904
2,349	Watson Pharmaceuticals, Inc.*	93,467
		14,326,944
	Total Common Stocks (Cost $25,416,043)	31,528,538

Principal Amount
	Repurchase Agreements (a) - 3.8%
$58,052	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $58,052(b)	58,052
58,052	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $58,053(c)	58,052
8,799	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $8,799(d)	8,799
6,213	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $6,213(e)	6,213
174,155	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $174,159(f)	174,155
174,155	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $174,159(g)	174,155
9,941	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $9,941(h)	9,941
186,581	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $186,583(i)	186,581
232,206	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $232,211(j)	232,206
116,103	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $116,104(k)	116,103
336,699	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $336,702(l)	336,699
203,180	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $203,182(m)	203,180
30,207	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $30,207(n)	30,207
	Total Repurchase Agreements (Cost $1,594,343)	1,594,343
	Total Investment Securities (Cost $27,010,386) — 79.3%	33,122,881
	Other assets less liabilities — 20.7%	8,667,062
	Net Assets — 100.0%	$41,789,943

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $10,822,151.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $59,213. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $59,213. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $8,975. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $6,337. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $177,638. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $177,639. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $10,140. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $190,313. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $236,851. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $118,425. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $343,433. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $207,244. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $30,811.  The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$224,880
Aggregate gross unrealized depreciation	(163,747)
Net unrealized appreciation	$61,133
Federal income tax cost of investments	$33,061,748

Swap Agreements

Ultra Health Care had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Health CareSM Index	$11,825,327	$2,999,528

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	12,321,405	(65,812)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	24,557,453	5,760,886

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	3,521,678	(1,082)

		$8,693,520

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$31,528,538	$—	$31,528,538
Repurchase Agreements	—	1,594,343	1,594,343
Total Investment Securities	31,528,538	1,594,343	33,122,881
Other Financial Instruments*:
Swap Agreements	—	8,693,520	8,693,520
Total Other Financial Instruments	—	8,693,520	8,693,520
Total Investments	$31,528,538	$10,287,863	$41,816,401

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Industrials

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 83.0%
	Aerospace & Defense - 16.5%

914	AAR Corp.*	$20,730
772	Alliant Techsystems, Inc.*	61,335
2,244	BE Aerospace, Inc.*	58,120
15,429	Boeing Co. (The)	974,496
609	Ceradyne, Inc.*	13,727
1,066	Curtiss-Wright Corp.	34,165
699	Esterline Technologies Corp.*	28,764
7,587	General Dynamics Corp.	550,437
2,902	Goodrich Corp.	190,458
2,266	Hexcel Corp.*	24,971
16,453	Honeywell International, Inc.	660,752
4,278	ITT Corp.	219,162
2,747	L-3 Communications Holdings, Inc.	251,131
7,213	Lockheed Martin Corp.	560,883
966	Moog, Inc., Class A*	32,805
6,889	Northrop Grumman Corp.	422,020
1,345	Orbital Sciences Corp.*	24,815
3,285	Precision Castparts Corp.	370,384
9,035	Raytheon Co.	508,128
3,728	Rockwell Collins, Inc.	209,812
2,467	Spirit Aerosystems Holdings, Inc., Class A*	47,169
846	Teledyne Technologies, Inc.*	31,869
871	TransDigm Group, Inc.	43,742
20,388	United Technologies Corp.	1,399,636
		6,739,511
	Air Freight & Logistics - 4.9%

3,955	C.H. Robinson Worldwide, Inc.	210,920
5,025	Expeditors International of Washington, Inc.	183,262
6,855	FedEx Corp.	581,030
678	Forward Air Corp.	16,584
892	HUB Group, Inc., Class A*	24,057
16,486	United Parcel Service, Inc., Class B	968,388
2,350	UTi Worldwide, Inc.	35,085
		2,019,326
	Building Products - 0.7%

1,232	Lennox International, Inc.	51,990
8,473	Masco Corp.	113,284
2,350	Owens Corning*	55,296
888	Quanex Building Products Corp.	13,835
896	Simpson Manufacturing Co., Inc.	22,024
1,586	USG Corp.*	21,379
		277,808
	Chemicals - 0.2%

3,244	Nalco Holding Co.	75,455

	Commercial Services & Supplies - 3.1%

1,016	ABM Industries, Inc.	20,808
1,128	Brink’s Co. (The)	28,741
3,126	Cintas Corp.	77,494
541	Clean Harbors, Inc.*	30,750
2,714	Corrections Corp. of America*	58,080
1,209	Deluxe Corp.	21,702
437	G&K Services, Inc., Class A	10,912
4,354	Iron Mountain, Inc.*	112,682
746	Mine Safety Appliances Co.	18,941
4,833	R.R. Donnelley & Sons Co.	96,128
7,300	Republic Services, Inc.	205,422
2,000	Stericycle, Inc.*	110,360
1,419	Tetra Tech, Inc.*	29,685
558	United Stationers, Inc.*	31,867
1,855	Waste Connections, Inc.*	62,365
10,774	Waste Management, Inc.	355,757
		1,271,694
	Communications Equipment - 0.2%

413	Black Box Corp.	11,948
2,206	CommScope, Inc.*	56,231
		68,179
	Construction & Engineering - 2.0%

2,269	Aecom Technology Corp.*	61,490
1,541	EMCOR Group, Inc.*	35,474
4,279	Fluor Corp.	183,141
2,975	Foster Wheeler AG*	73,215
809	Granite Construction, Inc.	22,353
908	Insituform Technologies, Inc., Class A*	22,300
2,921	Jacobs Engineering Group, Inc.*	113,335
3,808	KBR, Inc.	78,864
4,633	Quanta Services, Inc.*	88,027
1,954	Shaw Group, Inc. (The)*	67,804
1,969	URS Corp.*	91,558
		837,561
	Construction Materials - 0.6%

1,025	Eagle Materials, Inc.	24,179
1,050	Martin Marietta Materials, Inc.	83,181
547	Texas Industries, Inc.	19,435
2,663	Vulcan Materials Co.	115,601
		242,396
	Containers & Packaging - 2.2%

1,482	Aptargroup, Inc.	57,101
2,230	Ball Corp.	120,509
2,545	Bemis Co., Inc.	74,492
3,767	Crown Holdings, Inc.*	102,914
574	Greif, Inc., Class A	29,412
3,931	Owens-Illinois, Inc.*	116,515
2,415	Packaging Corp. of America	57,477
3,110	Pactiv Corp.*	77,004
896	Rock-Tenn Co., Class A	37,489
3,727	Sealed Air Corp.	76,143
600	Silgan Holdings, Inc.	34,266
2,343	Sonoco Products Co.	69,306
2,505	Temple-Inland, Inc.	46,643
		899,271
	Diversified Consumer Services - 0.1%

1,080	Brink’s Home Security Holdings, Inc.*	45,198

	Diversified Financial Services - 0.1%

1,274	PHH Corp.*	23,582

	Electrical Equipment - 4.7%

580	A. O. Smith Corp.	26,274
1,016	Acuity Brands, Inc.	39,604
951	American Superconductor Corp.*	26,628
2,499	AMETEK, Inc.	97,561
1,003	Baldor Electric Co.	31,514
1,096	Belden, Inc.	23,213
1,150	Brady Corp., Class A	32,223
4,797	Cooper Industries plc	217,592
17,800	Emerson Electric Co.	842,652

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
972	EnerSys*	$22,152
1,225	General Cable Corp.*	29,927
2,817	GrafTech International Ltd.*	35,184
1,224	Hubbell, Inc., Class B	57,344
868	Regal-Beloit Corp.	48,973
3,335	Rockwell Automation, Inc.	180,390
2,134	Roper Industries, Inc.	118,309
1,257	Thomas & Betts Corp.*	45,378
1,349	Woodward Governor Co.	38,838
		1,913,756
	Electronic Equipment, Instruments & Components - 4.0%

8,140	Agilent Technologies, Inc.*	256,084
4,035	Amphenol Corp., Class A	168,058
707	Anixter International, Inc.*	29,510
2,820	Arrow Electronics, Inc.*	79,552
3,565	Avnet, Inc.*	98,430
1,210	AVX Corp.	14,883
1,535	Benchmark Electronics, Inc.*	30,393
911	Checkpoint Systems, Inc.*	18,785
851	Cognex Corp.	16,084
19,085	Flextronics International Ltd.*	132,832
3,541	FLIR Systems, Inc.*	94,934
944	Itron, Inc.*	63,201
4,661	Jabil Circuit, Inc.	70,707
511	Littelfuse, Inc.*	18,186
1,518	Molex, Inc.	31,043
1,656	Molex, Inc., Class A	28,798
1,444	National Instruments Corp.	45,659
925	Plexus Corp.*	31,903
2,833	Trimble Navigation Ltd.*	76,123
10,788	Tyco Electronics Ltd.	276,496
4,054	Vishay Intertechnology, Inc.*	41,554
		1,623,215
	Health Care Equipment & Supplies - 0.1%

935	Teleflex, Inc.	56,979

	Household Durables - 0.4%

3,534	Fortune Brands, Inc.	154,895

	Industrial Conglomerates - 14.5%

15,112	3M Co.	1,211,227
1,439	Carlisle Cos., Inc.	49,358
248,964	General Electric Co.	3,998,362
5,345	McDermott International, Inc.*	122,133
6,371	Textron, Inc.	126,910
11,194	Tyco International Ltd.	403,656
		5,911,646
	Internet Software & Services - 0.1%

946	Vistaprint N.V.*	54,603

	IT Services - 5.5%

13,531	Accenture plc, Class A	540,834
1,232	Alliance Data Systems Corp.*	68,302
11,827	Automatic Data Processing, Inc.	492,121
3,310	Broadridge Financial Solutions, Inc.	69,642
2,736	Convergys Corp.*	33,762
1,638	Cybersource Corp.*	28,059
1,125	Euronet Worldwide, Inc.*	20,385
7,782	Fidelity National Information Services, Inc.	175,406
3,668	Fiserv, Inc.*	176,908
1,902	Global Payments, Inc.	81,425
2,025	Hewitt Associates, Inc., Class A*	76,930
2,235	Lender Processing Services, Inc.	85,332
516	Mantech International Corp., Class A*	25,480
1,753	NeuStar, Inc., Class A*	40,635
7,640	Paychex, Inc.	228,742
738	TeleTech Holdings, Inc.*	12,908
4,641	Total System Services, Inc.	66,088
901	Wright Express Corp.*	25,516
		2,248,475
	Life Sciences Tools & Services - 0.4%

418	Dionex Corp.*	28,549
790	Mettler-Toledo International, Inc.*	78,534
2,748	PerkinElmer, Inc.	61,033
		168,116
	Machinery - 13.4%

1,600	Actuant Corp., Class A	28,976
2,156	AGCO Corp.*	73,843
403	Astec Industries, Inc.*	9,789
1,766	Bucyrus International, Inc.	110,481
14,647	Caterpillar, Inc.	835,611
1,202	CLARCOR, Inc.	39,365
1,196	Crane Co.	37,877
4,256	Cummins, Inc.	241,656
5,814	Danaher Corp.	430,062
9,926	Deere & Co.	568,760
1,681	Donaldson Co., Inc.	69,358
4,384	Dover Corp.	198,420
3,904	Eaton Corp.	265,940
611	ESCO Technologies, Inc.	19,986
1,333	Flowserve Corp.	133,420
1,220	Gardner Denver, Inc.	53,204
1,415	Graco, Inc.	38,785
1,892	Harsco Corp.	56,798
1,903	IDEX Corp.	58,993
10,111	Illinois Tool Works, Inc.	460,253
7,482	Ingersoll-Rand plc	238,751
2,407	Joy Global, Inc.	122,276
784	Kaydon Corp.	25,480
1,891	Kennametal, Inc.	49,260
956	Lincoln Electric Holdings, Inc.	45,601
3,060	Manitowoc Co., Inc. (The)	35,680
874	Mueller Industries, Inc.	19,560
3,512	Mueller Water Products, Inc., Class A	16,260
1,248	Navistar International Corp.*	48,872
720	Nordson Corp.	47,376
2,056	Oshkosh Corp.*	78,375
8,120	PACCAR, Inc.	287,042
2,757	Pall Corp.	108,819
3,799	Parker Hannifin Corp.	229,118
2,318	Pentair, Inc.	75,474
1,156	SPX Corp.	68,770
2,545	Terex Corp.*	49,551
1,820	Timken Co.	47,739
808	Toro Co.	35,568
1,875	Trinity Industries, Inc.	31,556
498	Valmont Industries, Inc.	35,458
1,143	Westinghouse Air Brake Technologies Corp.	43,594
		5,471,757

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Marine - 0.2%

973	Alexander & Baldwin, Inc.	$31,311
649	Genco Shipping & Trading Ltd.*	13,629
1,267	Kirby Corp.*	41,824
		86,764
	Metals & Mining - 0.1%

518	Schnitzer Steel Industries, Inc., Class A	23,652

	Multi-Utilities - 0.2%

4,095	MDU Resources Group, Inc.	83,702

	Office Electronics - 0.1%

1,401	Zebra Technologies Corp., Class A*	40,027

	Oil, Gas & Consumable Fuels - 0.2%

559	Overseas Shipholding Group, Inc.	24,870
996	Teekay Corp.	25,039
1,379	World Fuel Services Corp.	36,433
		86,342
	Paper & Forest Products - 0.7%

2,881	Louisiana-Pacific Corp.*	21,924
3,522	MeadWestvaco Corp.	80,795
4,940	Weyerhaeuser Co.	199,576
		302,295
	Professional Services - 1.0%

536	Administaff, Inc.	9,659
803	Corporate Executive Board Co. (The)	18,373
1,210	FTI Consulting, Inc.*	44,455
1,839	Manpower, Inc.	94,745
2,972	Monster Worldwide, Inc.*	41,459
1,176	Navigant Consulting, Inc.*	13,677
1,071	Resources Connection, Inc.*	18,250
3,568	Robert Half International, Inc.	99,547
999	Towers Watson & Co., Class A	44,126
1,023	TrueBlue, Inc.*	13,575
		397,866
	Road & Rail - 5.2%

538	Arkansas Best Corp.	14,117
1,156	Con-way, Inc.	37,558
9,229	CSX Corp.	438,008
904	Genesee & Wyoming, Inc., Class A*	28,792
1,305	Heartland Express, Inc.	19,980
2,226	J.B. Hunt Transport Services, Inc.	78,979
2,263	Kansas City Southern*	77,621
1,379	Knight Transportation, Inc.	27,235
1,198	Landstar System, Inc.	47,788
8,639	Norfolk Southern Corp.	444,304
715	Old Dominion Freight Line, Inc.*	21,979
1,311	Ryder System, Inc.	46,265
11,864	Union Pacific Corp.	799,278
1,205	Werner Enterprises, Inc.	26,884
		2,108,788
	Semiconductors & Semiconductor Equipment - 0.1%

891	Veeco Instruments, Inc.*	30,383

	Software - 0.1%

1,976	Jack Henry & Associates, Inc.	44,618

	Specialty Retail - 0.3%

2,249	Sherwin-Williams Co. (The)	142,542

	Trading Companies & Distributors - 1.1%

3,281	Fastenal Co.	145,578
955	GATX Corp.	25,451
601	Kaman Corp.	14,394
1,033	MSC Industrial Direct Co., Class A	47,074
1,417	United Rentals, Inc.*	10,698
1,457	W.W. Grainger, Inc.	148,104
655	Watsco, Inc.	37,885
993	WESCO International, Inc.*	28,688
		457,872
	Total Common Stocks (Cost $26,517,135)	33,908,274

Principal Amount
	Repurchase Agreements (a) - 15.4%
$233,250	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $233,252(b)	233,250
233,250	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $233,252(c)	233,250
10,487	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $10,487(d)	10,487
7,405	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $7,405(e)	7,405
699,750	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $699,765(f)	699,750
699,750	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $699,766(g)	699,750
11,847	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $11,847(h)	11,847
714,559	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $714,566(i)	714,559
933,000	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $933,020(j)	933,000
466,500	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $466,504(k)	466,500

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$1,352,849	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,352,861(l)	$1,352,849
816,375	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $816,381(m)	816,375
99,059	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $99,060(n)	99,059
	Total Repurchase Agreements (Cost $6,278,081)	6,278,081
	Total Investment Securities (Cost $32,795,216) — 98.4%	40,186,355
	Other assets less liabilities — 1.6%	671,737
	Net Assets — 100.0%	$40,858,092

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $11,690,676.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $237,915. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $237,915. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $10,697. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $7,553. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $713,746. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $713,749. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $12,084. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $728,851. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $951,662. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $475,832. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $1,379,908. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $832,704. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $101,041.  The investment in the repurchase agreement was through participation in a pooled account.

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,940,309
Aggregate gross unrealized depreciation	(187,145)
Net unrealized appreciation	$3,753,164
Federal income tax cost of investments	$36,433,191

Swap Agreements

Ultra Industrials had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	$8,025,265	$187,498

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	9,515,218	7,101

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	18,525,829	431,062

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	12,099,467	(34,450)

		$591,211

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$33,908,274	$—	$33,908,274
Repurchase Agreements	—	6,278,081	6,278,081
Total Investment Securities	33,908,274	6,278,081	40,186,355
Other Financial Instruments*:
Swap Agreements	—	591,211	591,211
Total Other Financial Instruments	—	591,211	591,211
Total Investments	$33,908,274	$6,869,292	$40,777,566

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Oil & Gas

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 76.5%
	Electrical Equipment - 0.5%

11,033	Energy Conversion Devices, Inc.*	$79,437
11,413	First Solar, Inc.*	1,208,637
13,204	SunPower Corp., Class A*	247,575
10,152	SunPower Corp., Class B*	165,782
		1,701,431
	Energy Equipment & Services - 16.7%

13,439	Atwood Oceanics, Inc.*	449,669
74,452	Baker Hughes, Inc.	3,567,740
70,802	BJ Services Co.	1,547,024
8,195	Bristow Group, Inc.*	296,741
58,797	Cameron International Corp.*	2,418,321
14,802	Complete Production Services, Inc.*	206,636
5,552	Core Laboratories N.V.	688,615
15,817	Diamond Offshore Drilling, Inc.	1,381,140
19,792	Dresser-Rand Group, Inc.*	611,771
7,282	Dril-Quip, Inc.*	398,471
15,083	Exterran Holdings, Inc.*	343,138
29,848	FMC Technologies, Inc.*	1,676,562
24,884	Global Industries Ltd.*	167,967
215,844	Halliburton Co.	6,507,697
22,821	Helix Energy Solutions Group, Inc.*	262,670
23,361	Helmerich & Payne, Inc.	946,588
27,690	Hercules Offshore, Inc.*	101,345
29,824	Key Energy Services, Inc.*	302,415
68,726	Nabors Industries Ltd.*	1,514,721
100,983	National Oilwell Varco, Inc.	4,389,731
63,090	Noble Corp.*	2,666,183
12,310	Oceaneering International, Inc.*	744,139
11,931	Oil States International, Inc.*	513,272
27,787	Parker Drilling Co.*	142,547
37,339	Patterson-UTI Energy, Inc.	576,514
37,821	Pride International, Inc.*	1,058,232
25,226	Rowan Cos., Inc.*	656,380
287,882	Schlumberger Ltd.	17,589,590
4,577	SEACOR Holdings, Inc.*	349,591
52,857	Smith International, Inc.	2,166,608
18,718	Superior Energy Services, Inc.*	386,901
18,170	Tetra Technologies, Inc.*	183,154
12,445	Tidewater, Inc.	554,674
77,081	Transocean Ltd.*	6,152,605
11,393	Unit Corp.*	495,254
168,525	Weatherford International Ltd.*	2,812,682
		64,827,288
	Gas Utilities - 0.2%

17,478	Energen Corp.	794,550

	Machinery - 0.0%

6,838	Chart Industries, Inc.*	139,222

	Multi-Utilities - 0.2%

23,193	OGE Energy Corp.	847,936

	Oil, Gas & Consumable Fuels - 58.9%

118,462	Anadarko Petroleum Corp.	8,307,740
80,450	Apache Corp.	8,337,838
9,215	Arena Resources, Inc.*	381,778
18,870	Atlas Energy, Inc.*	615,917
9,552	Berry Petroleum Co., Class A	255,994
8,072	Bill Barrett Corp.*	273,722
24,798	Cabot Oil & Gas Corp.	995,392
6,694	Carrizo Oil & Gas, Inc.*	160,187
156,427	Chesapeake Energy Corp.	4,156,265
484,108	Chevron Corp.	35,001,008
19,958	Cimarex Energy Co.	1,192,690
6,744	CNX Gas Corp.*	176,625
11,110	Comstock Resources, Inc.*	383,517
17,274	Concho Resources, Inc.*	802,377
314,415	ConocoPhillips	15,091,920
7,494	Continental Resources, Inc.*	295,863
60,088	Denbury Resources, Inc.*	846,039
101,239	Devon Energy Corp.	6,971,318
170,353	El Paso Corp.	1,783,596
13,416	Encore Acquisition Co.*	664,495
60,844	EOG Resources, Inc.	5,722,378
41,265	EXCO Resources, Inc.	780,321
1,146,488	Exxon Mobil Corp.	74,521,720
24,460	Forest Oil Corp.*	662,866
25,001	Frontier Oil Corp.	309,762
6,386	Goodrich Petroleum Corp.*	123,058
71,308	Hess Corp.	4,192,910
10,112	Holly Corp.	259,676
171,535	Marathon Oil Corp.	4,965,938
24,594	Mariner Energy, Inc.*	369,402
45,826	Murphy Oil Corp.	2,378,369
31,800	Newfield Exploration Co.*	1,624,026
41,876	Noble Energy, Inc.	3,041,873
195,586	Occidental Petroleum Corp.	15,617,542
10,965	Penn Virginia Corp.	277,415
72,651	Petrohawk Energy Corp.*	1,554,731
27,527	Pioneer Natural Resources Co.	1,284,135
33,645	Plains Exploration & Production Co.*	1,103,893
28,858	Quicksilver Resources, Inc.*	430,561
37,810	Range Resources Corp.	1,913,564
43,740	SandRidge Energy, Inc.*	347,296
25,197	Southern Union Co.	603,216
82,583	Southwestern Energy Co.*	3,513,907
15,019	St. Mary Land & Exploration Co.	489,319
28,391	Sunoco, Inc.	748,671
8,753	Swift Energy Co.*	260,752
33,413	Tesoro Corp.	398,283
36,699	Ultra Petroleum Corp.*	1,678,245
135,908	Valero Energy Corp.	2,381,108
12,194	Whiting Petroleum Corp.*	912,721
139,168	Williams Cos., Inc. (The)	2,997,679
139,303	XTO Energy, Inc.	6,366,147
		228,525,765
	Total Common Stocks (Cost $252,054,679)	296,836,192

Principal Amount
	Repurchase Agreements (a) - 24.6%
$3,566,860	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $3,566,890(b)	3,566,860
3,566,860	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $3,566,893(c)	3,566,860
4,423	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $4,423(d)	4,423

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$3,123	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $3,123(e)	$3,123
10,700,580	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $10,700,809(f)	10,700,580
10,700,580	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $10,700,830(g)	10,700,580
4,997	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $4,997(h)	4,997
10,706,826	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $10,706,924(i)	10,706,826
14,267,440	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $14,267,745(j)	14,267,440
7,133,720	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $7,133,779(k)	7,133,720
20,687,788	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $20,687,978(l)	20,687,788
12,484,010	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $12,484,104(m)	12,484,010
1,374,918	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,374,929(n)	1,374,918
	Total Repurchase Agreements (Cost $95,202,125)	95,202,125
	Total Investment Securities (Cost $347,256,804) — 101.1%	392,038,317
	Liabilities in excess of other assets — (1.1%)	(4,251,139)
	Net Assets — 100.0%	$387,787,178

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $124,911,043.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $3,638,198. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $3,638,197. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $4,511. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $3,185. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $10,914,613. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $10,914,653. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $5,097. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $10,920,981. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $14,552,812. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $7,276,418. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $21,101,567. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $12,733,706. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $1,402,421.  The investment in the repurchase agreement was through participation in a pooled account.

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,768,999
Aggregate gross unrealized depreciation	(8,195,579)
Net unrealized appreciation	$1,573,420
Federal income tax cost of investments	$390,464,897

Swap Agreements

Ultra Oil & Gas had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$24,788,110	$(883,120)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	37,803,126	(994,461)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	35,963,963	539,997

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	345,373,565	(3,550,206)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	37,362,066	(747,880)

		$(5,635,670)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$296,836,192	$—	$296,836,192
Repurchase Agreements	—	95,202,125	95,202,125
Total Investment Securities	296,836,192	95,202,125	392,038,317
Other Financial Instruments*:
Swap Agreements	—	(5,635,670)	(5,635,670)
Total Other Financial Instruments	—	(5,635,670)	(5,635,670)
Total Investments	$296,836,192	$89,566,455	$386,402,647

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Real Estate

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 85.2%
	Real Estate Investment Trusts - 80.4%

88,305	Alexandria Real Estate Equities, Inc.	$5,441,354
297,571	AMB Property Corp.	7,242,878
107,280	American Campus Communities, Inc.	2,965,219
1,125,115	Annaly Capital Management, Inc.	20,679,614
237,807	Apartment Investment & Management Co., Class A	3,968,999
165,721	AvalonBay Communities, Inc.	13,493,004
196,074	BioMed Realty Trust, Inc.	3,029,343
282,112	Boston Properties, Inc.	19,163,868
261,750	Brandywine Realty Trust	2,934,218
110,604	BRE Properties, Inc.	3,728,461
130,512	Camden Property Trust	5,227,006
280,585	CBL & Associates Properties, Inc.	3,336,156
1,279,267	Chimera Investment Corp.	5,117,068
134,967	Colonial Properties Trust	1,591,261
118,047	Corporate Office Properties Trust	4,347,671
421,988	DCT Industrial Trust, Inc.	2,076,181
338,657	Developers Diversified Realty Corp.	3,593,151
248,033	DiamondRock Hospitality Co.*	2,217,417
142,580	Digital Realty Trust, Inc.	7,354,276
247,198	Douglas Emmett, Inc.	3,483,020
455,551	Duke Realty Corp.	5,056,616
52,856	EastGroup Properties, Inc.	1,897,530
85,529	Entertainment Properties Trust	3,268,918
61,828	Equity Lifestyle Properties, Inc.	3,075,325
557,390	Equity Residential	20,110,631
59,284	Essex Property Trust, Inc.	5,092,496
124,003	Federal Realty Investment Trust	8,551,247
144,881	Franklin Street Properties Corp.	1,879,107
73,622	Hatteras Financial Corp.	1,911,963
591,910	HCP, Inc.	17,035,170
250,386	Health Care REIT, Inc.	10,606,351
119,722	Healthcare Realty Trust, Inc.	2,500,993
144,244	Highwoods Properties, Inc.	4,190,288
68,303	Home Properties, Inc.	3,128,277
248,608	Hospitality Properties Trust	5,461,918
1,284,633	Host Hotels & Resorts, Inc.*	15,043,052
458,809	HRPT Properties Trust	3,220,839
87,795	Kilroy Realty Corp.	2,487,232
817,707	Kimco Realty Corp.	11,357,950
129,043	LaSalle Hotel Properties	2,504,725
197,406	Lexington Realty Trust	1,174,566
227,278	Liberty Property Trust	7,029,709
196,775	Macerich Co. (The)	7,013,061
159,473	Mack-Cali Realty Corp.	5,348,724
555,043	MFA Financial, Inc.	4,018,511
58,740	Mid-America Apartment Communities, Inc.	3,050,956
167,684	National Retail Properties, Inc.	3,558,254
228,476	Nationwide Health Properties, Inc.	7,583,118
173,224	Omega Healthcare Investors, Inc.	3,286,059
331,381	Plum Creek Timber Co., Inc.	11,840,243
98,639	Post Properties, Inc.	1,897,814
80,424	Potlatch Corp.	2,655,600
963,121	ProLogis	12,414,630
261,671	Public Storage	21,506,740
159,618	Rayonier, Inc.	6,635,320
212,258	Realty Income Corp.	5,943,224
141,883	Redwood Trust, Inc.	2,021,833
179,795	Regency Centers Corp.	6,233,493
258,425	Senior Housing Properties Trust	5,372,656
580,284	Simon Property Group, Inc.	45,430,434
156,404	SL Green Realty Corp.	7,985,988
193,711	Sunstone Hotel Investors, Inc.*	1,731,776
81,045	Tanger Factory Outlet Centers	3,377,145
107,068	Taubman Centers, Inc.	4,146,744
311,049	UDR, Inc.	5,225,623
318,569	Ventas, Inc.	14,077,564
366,677	Vornado Realty Trust	24,098,012
121,586	Washington Real Estate Investment Trust	3,387,386
243,467	Weingarten Realty Investors	5,012,986
		482,428,962
	Real Estate Management & Development - 4.8%

527,279	Brookfield Properties Corp.	7,313,360
509,073	CB Richard Ellis Group, Inc., Class A*	6,719,764
242,493	Forest City Enterprises, Inc., Class A*	2,909,916
72,648	Forestar Group, Inc.*	1,288,776
83,448	Jones Lang LaSalle, Inc.	5,314,803
186,685	St. Joe Co. (The)*	5,133,837
		28,680,456
	Total Common Stocks (Cost $469,090,199)	511,109,418

Principal Amount
	Repurchase Agreements (a) - 12.8%
$2,833,185	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $2,833,209(b)	2,833,185
2,833,185	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $2,833,211(c)	2,833,185
219,561	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $219,563(d)	219,561
155,029	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $155,030(e)	155,029
8,499,555	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $8,499,737(f)	8,499,555
8,499,555	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $8,499,753(g)	8,499,555
248,047	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $248,049(h)	248,047
8,809,614	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $8,809,695(i)	8,809,614
11,332,740	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $11,332,982(j)	11,332,740
5,666,370	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $5,666,417(k)	5,666,370

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$16,432,473	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $16,432,624(l)	$16,432,473
9,916,147	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $9,916,221(m)	9,916,147
1,285,974	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,285,985(n)	1,285,974
	Total Repurchase Agreements (Cost $76,731,435)	76,731,435
	Total Investment Securities (Cost $545,821,634) — 98.0%	587,840,853
	Other assets less liabilities — 2.0%	11,838,047
	Net Assets — 100.0%	$599,678,900

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $271,398,765.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $2,889,849. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $2,889,849. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $223,954. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $158,131. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $8,669,563. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $8,669,595. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $253,009. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $8,985,822. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $11,559,413. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $5,779,716. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $16,761,141. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $10,114,483. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $1,311,698.  The investment in the repurchase agreement was through participation in a pooled account.

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,768,241
Aggregate gross unrealized depreciation	(1,637,175)
Net unrealized appreciation	$38,131,066
Federal income tax cost of investments	$549,709,787

Swap Agreements

Ultra Real Estate had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$99,717,410	$(1,690,711)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	77,757,252	—

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	174,946,396	10,296,563

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	236,232,367	(3,978,508)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	102,566,780	—

		$4,627,344

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$511,109,418	$—	$511,109,418
Repurchase Agreements	—	76,731,435	76,731,435
Total Investment Securities	511,109,418	76,731,435	587,840,853
Other Financial Instruments*:
Swap Agreements	—	4,627,344	4,627,344
Total Other Financial Instruments	—	4,627,344	4,627,344
Total Investments	$511,109,418	$81,358,779	$592,468,197

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Semiconductors

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 68.8%
	Communications Equipment - 0.3%

7,535	InterDigital, Inc.*	$193,273

	Computers & Peripherals - 1.5%

39,115	SanDisk Corp.*	1,139,420
5,995	STEC, Inc.*	61,628
		1,201,048
	Semiconductors & Semiconductor Equipment - 67.0%

105,717	Advanced Micro Devices, Inc.*	836,221
50,584	Altera Corp.	1,235,767
20,097	Amkor Technology, Inc.*	120,984
50,023	Analog Devices, Inc.	1,462,672
231,333	Applied Materials, Inc.	2,831,516
11,422	Applied Micro Circuits Corp.*	102,113
10,646	Atheros Communications, Inc.*	382,085
69,307	Atmel Corp.*	312,575
5,409	ATMI, Inc.*	91,088
75,159	Broadcom Corp., Class A	2,353,980
4,046	Cabot Microelectronics Corp.*	143,228
16,273	Cree, Inc.*	1,103,798
4,974	Cymer, Inc.*	155,786
26,710	Cypress Semiconductor Corp.*	316,246
21,391	Fairchild Semiconductor International, Inc.*	220,755
8,508	Formfactor, Inc.*	139,957
28,400	Integrated Device Technology, Inc.*	155,348
959,021	Intel Corp.	19,688,701
12,287	International Rectifier Corp.*	248,566
21,075	Intersil Corp., Class A	312,753
29,435	KLA-Tencor Corp.	857,442
21,793	Lam Research Corp.*	739,001
35,548	Linear Technology Corp.	965,839
111,228	LSI Corp.*	599,519
84,120	Marvell Technology Group Ltd.*	1,625,198
52,555	Maxim Integrated Products, Inc.	973,319
38,533	MEMC Electronic Materials, Inc.*	466,635
31,363	Microchip Technology, Inc.	848,683
146,016	Micron Technology, Inc.*	1,322,905
13,984	Microsemi Corp.*	216,892
40,756	National Semiconductor Corp.	590,147
16,837	Novellus Systems, Inc.*	372,434
93,908	NVIDIA Corp.*	1,521,310
8,741	Omnivision Technologies, Inc.*	127,007
72,478	ON Semiconductor Corp.*	576,925
39,224	PMC-Sierra, Inc.*	325,559
18,112	Rambus, Inc.*	397,558
41,645	RF Micro Devices, Inc.*	175,325
10,418	Semtech Corp.*	165,334
7,876	Silicon Laboratories, Inc.*	357,885
29,513	Skyworks Solutions, Inc.*	450,663
29,779	Teradyne, Inc.*	297,492
8,546	Tessera Technologies, Inc.*	153,486
219,574	Texas Instruments, Inc.	5,353,214
25,966	TriQuint Semiconductor, Inc.*	186,696
12,524	Varian Semiconductor Equipment Associates, Inc.*	376,722
47,668	Xilinx, Inc.	1,231,264
8,821	Zoran Corp.*	100,030
		53,588,623
	Total Common Stocks (Cost $40,609,478)	54,982,944

Principal Amount
	Repurchase Agreements (a) - 3.5%
$90,238	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $90,239(b)	$90,238
90,238	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $90,239(c)	90,238
82,112	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $82,113(d)	82,112
57,978	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $57,979(e)	57,978
270,715	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $270,721(f)	270,715
270,715	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $270,721(g)	270,715
92,765	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $92,766(h)	92,765
386,672	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $386,676(i)	386,672
360,954	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $360,962(j)	360,954
180,477	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $180,479(k)	180,477
523,383	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $523,388(l)	523,383
315,835	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $315,837(m)	315,835
108,368	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $108,369(n)	108,368
	Total Repurchase Agreements (Cost $2,830,450)	2,830,450
	Total Investment Securities (Cost $43,439,928) — 72.3%	57,813,394
	Other assets less liabilities — 27.7%	22,164,430
	Net Assets — 100.0%	$79,977,824

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $21,912,868.

See accompanying notes to schedules of portfolio investments.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $92,043. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $92,043. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $83,755. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $59,138. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $276,130. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $276,131. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $94,621. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $394,406. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $368,174. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $184,087. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $533,851. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $322,152. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $110,536.  The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,075,750
Aggregate gross unrealized depreciation	(515,668)
Net unrealized appreciation	$2,560,082
Federal income tax cost of investments	$55,253,312

Swap Agreements

Ultra Semiconductors had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. SemiconductorsSM Index	$22,538,929	$7,910,418

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	12,999,312	(294,586)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	49,604,530	15,095,198

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	20,120,562	(269,606)

		$22,441,424

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$54,982,944	$—	$54,982,944
Repurchase Agreements	—	2,830,450	2,830,450
Total Investment Securities	54,982,944	2,830,450	57,813,394
Other Financial Instruments*:
Swap Agreements	—	22,441,424	22,441,424
Total Other Financial Instruments	—	22,441,424	22,441,424
Total Investments	$54,982,944	$25,271,874	$80,254,818

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Technology

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 76.7%
	Commercial Services & Supplies - 0.2%

11,640	Pitney Bowes, Inc.	$266,556

	Communications Equipment - 10.7%

21,927	3Com Corp.*	167,303
5,410	ADC Telecommunications, Inc.*	34,299
3,492	ADTRAN, Inc.	81,643
6,947	Arris Group, Inc.*	71,693
23,483	Brocade Communications Systems, Inc.*	136,671
5,110	Ciena Corp.*	73,277
323,423	Cisco Systems, Inc.*	7,868,882
1,577	Comtech Telecommunications Corp.*	49,865
2,125	EchoStar Corp., Class A*	42,798
4,528	Emulex Corp.*	57,506
4,405	F5 Networks, Inc.*	245,799
5,326	Harmonic, Inc.*	34,939
7,329	Harris Corp.	331,417
2,451	InterDigital, Inc.*	62,868
12,220	JDS Uniphase Corp.*	131,121
29,603	Juniper Networks, Inc.*	828,292
120,458	Motorola, Inc.*	814,296
8,382	Palm, Inc.*	51,130
2,745	Plantronics, Inc.	78,040
4,668	Polycom, Inc.*	121,881
92,012	QUALCOMM, Inc.	3,375,921
3,126	Riverbed Technology, Inc.*	85,184
11,446	Sonus Networks, Inc.*	24,380
1,070	Sycamore Networks, Inc.	20,608
3,708	Tekelec*	61,256
19,834	Tellabs, Inc.	137,053
		14,988,122
	Computers & Peripherals - 23.1%

49,845	Apple, Inc.*	10,199,284
96,764	Dell, Inc.*	1,280,188
3,679	Diebold, Inc.	106,544
2,760	Electronics for Imaging, Inc.*	32,734
112,874	EMC Corp.*	1,974,166
132,951	Hewlett-Packard Co.	6,752,581
2,695	Intermec, Inc.*	38,377
74,096	International Business Machines Corp.	9,422,047
4,394	Lexmark International, Inc., Class A*	148,122
8,849	NCR Corp.*	111,674
18,855	NetApp, Inc.*	565,838
6,426	QLogic Corp.*	116,953
12,720	SanDisk Corp.*	370,534
27,920	Seagate Technology*	555,887
1,949	STEC, Inc.*	20,036
1,907	Synaptics, Inc.*	50,917
9,657	Teradata Corp.*	294,442
12,639	Western Digital Corp.*	488,245
		32,528,569
	Electronic Equipment, Instruments & Components - 1.3%

3,714	Brightpoint, Inc.*	26,481
87,716	Corning, Inc.	1,546,433
9,079	Ingram Micro, Inc., Class A*	160,698
2,555	Insight Enterprises, Inc.*	32,678
2,832	Tech Data Corp.*	121,323
		1,887,613
	Health Care Technology - 0.3%

3,306	Allscripts-Misys Healthcare Solutions, Inc.*	59,144
1,769	athenahealth, Inc.*	65,170
3,576	Cerner Corp.*	296,629
1,007	Quality Systems, Inc.	57,641
		478,584
	Internet Software & Services - 6.8%

9,684	Akamai Technologies, Inc.*	254,689
5,951	AOL, Inc.*	147,466
2,141	Digital River, Inc.*	56,287
5,943	Earthlink, Inc.	49,564
2,126	Equinix, Inc.*	200,843
13,516	Google, Inc., Class A*	7,120,229
5,481	IAC/InterActiveCorp*	122,719
2,500	j2 Global Communications, Inc.*	54,250
4,284	Rackspace Hosting, Inc.*	84,952
2,231	SAVVIS, Inc.*	31,435
4,687	United Online, Inc.	29,341
10,904	VeriSign, Inc.*	271,728
73,389	Yahoo!, Inc.*	1,123,585
		9,547,088
	IT Services - 1.6%

10,598	Amdocs Ltd.*	308,190
1,682	CACI International, Inc., Class A*	83,360
16,374	Cognizant Technology Solutions Corp., Class A*	788,081
8,482	Computer Sciences Corp.*	439,283
1,958	CSG Systems International, Inc.*	39,395
2,220	DST Systems, Inc.*	85,314
3,579	Gartner, Inc.*	85,144
10,536	SAIC, Inc.*	207,559
2,434	SRA International, Inc., Class A*	46,392
2,155	Unisys Corp.*	75,231
4,186	VeriFone Holdings, Inc.*	80,790
		2,238,739
	Office Electronics - 0.5%

75,888	Xerox Corp.	711,071

	Semiconductors & Semiconductor Equipment - 12.4%

34,378	Advanced Micro Devices, Inc.*	271,930
16,451	Altera Corp.	401,898
6,533	Amkor Technology, Inc.*	39,329
16,268	Analog Devices, Inc.	475,676
75,230	Applied Materials, Inc.	920,815
3,713	Applied Micro Circuits Corp.*	33,194
3,460	Atheros Communications, Inc.*	124,179
22,539	Atmel Corp.*	101,651
1,758	ATMI, Inc.*	29,605
24,441	Broadcom Corp., Class A	765,492
1,318	Cabot Microelectronics Corp.*	46,657
5,290	Cree, Inc.*	358,821
1,618	Cymer, Inc.*	50,676
8,685	Cypress Semiconductor Corp.*	102,830
6,956	Fairchild Semiconductor International, Inc.*	71,786
2,767	Formfactor, Inc.*	45,517
9,235	Integrated Device Technology, Inc.*	50,515
311,875	Intel Corp.	6,402,794
3,995	International Rectifier Corp.*	80,819
6,852	Intersil Corp., Class A	101,684

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
9,575	KLA-Tencor Corp.	$278,920
7,089	Lam Research Corp.*	240,388
11,562	Linear Technology Corp.	314,139
36,173	LSI Corp.*	194,972
27,358	Marvell Technology Group Ltd.*	528,557
17,090	Maxim Integrated Products, Inc.	316,507
12,529	MEMC Electronic Materials, Inc.*	151,726
10,198	Microchip Technology, Inc.	275,958
47,485	Micron Technology, Inc.*	430,214
4,545	Microsemi Corp.*	70,493
13,254	National Semiconductor Corp.	191,918
5,478	Novellus Systems, Inc.*	121,173
30,539	NVIDIA Corp.*	494,732
2,841	Omnivision Technologies, Inc.*	41,280
23,572	ON Semiconductor Corp.*	187,633
12,756	PMC-Sierra, Inc.*	105,875
5,889	Rambus, Inc.*	129,264
13,545	RF Micro Devices, Inc.*	57,024
3,388	Semtech Corp.*	53,768
2,559	Silicon Laboratories, Inc.*	116,281
9,598	Skyworks Solutions, Inc.*	146,561
9,684	Teradyne, Inc.*	96,743
2,777	Tessera Technologies, Inc.*	49,875
71,405	Texas Instruments, Inc.	1,740,854
8,445	TriQuint Semiconductor, Inc.*	60,720
4,073	Varian Semiconductor Equipment Associates, Inc.*	122,516
15,503	Xilinx, Inc.	400,442
2,870	Zoran Corp.*	32,546
		17,426,947
	Software - 18.5%

1,909	ACI Worldwide, Inc.*	34,820
29,394	Adobe Systems, Inc.*	1,018,502
791	Advent Software, Inc.*	31,893
4,916	ANSYS, Inc.*	215,616
4,899	Ariba, Inc.*	58,837
12,688	Autodesk, Inc.*	353,741
1,687	Blackboard, Inc.*	65,928
10,352	BMC Software, Inc.*	381,368
23,482	CA, Inc.	528,345
14,776	Cadence Design Systems, Inc.*	84,223
9,421	Check Point Software Technologies*	307,125
10,186	Citrix Systems, Inc.*	438,100
12,925	Compuware Corp.*	96,808
2,358	Concur Technologies, Inc.*	92,764
2,715	Fair Isaac Corp.	62,336
5,014	Informatica Corp.*	127,957
16,509	Intuit, Inc.*	534,231
1,896	JDA Software Group, Inc.*	53,657
8,815	McAfee, Inc.*	349,867
5,505	Mentor Graphics Corp.*	45,802
4,467	MICROS Systems, Inc.*	134,189
443,630	Microsoft Corp.	12,714,436
19,359	Novell, Inc.*	90,794
12,524	Nuance Communications, Inc.*	180,220
214,548	Oracle Corp.	5,288,608
6,502	Parametric Technology Corp.*	113,200
2,233	Progress Software Corp.*	62,569
3,520	Quest Software, Inc.*	59,312
10,541	Red Hat, Inc.*	295,675
5,729	Rovi Corp.*	191,922
5,785	Salesforce.com, Inc.*	393,091
3,883	Solera Holdings, Inc.	132,643
4,573	Sybase, Inc.*	202,996
46,035	Symantec Corp.*	761,879
8,173	Synopsys, Inc.*	178,989
9,507	TIBCO Software, Inc.*	87,179
3,093	VMware, Inc., Class A*	153,134
2,240	Websense, Inc.*	48,070
		25,970,826
	Wireless Telecommunication Services - 1.3%

22,511	American Tower Corp., Class A*	960,319
13,853	Crown Castle International Corp.*	523,643
6,536	SBA Communications Corp., Class A*	231,113
3,836	Syniverse Holdings, Inc.*	64,522
		1,779,597
	Total Common Stocks (Cost $80,935,630)	107,823,712

Principal Amount
	Repurchase Agreements (a) - 4.0%
$208,186	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $208,188(b)	208,186
208,186	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $208,188(c)	208,186
9,210	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $9,210(d)	9,210
6,503	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $6,503(e)	6,503
624,557	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $624,570(f)	624,557
624,557	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $624,572(g)	624,557
10,405	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $10,405(h)	10,405
637,564	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $637,570(i)	637,564
832,743	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $832,761(j)	832,743
416,372	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $416,375(k)	416,372
1,207,478	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,207,489(l)	1,207,478
728,650	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $728,655(m)	728,650

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$88,282	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $88,283(n)	$88,282
	Total Repurchase Agreements (Cost $5,602,693)	5,602,693
	Total Investment Securities (Cost $86,538,323) — 80.7%	113,426,405
	Other assets less liabilities — 19.3%	27,191,930
	Net Assets — 100.0%	$140,618,335

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $32,291,423.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $212,350. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $212,350. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $9,394. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $6,633. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $637,049. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $637,052. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $10,613. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $650,316. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $849,399. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $424,701. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $1,231,629. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $743,224. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $90,048.  The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,058,509
Aggregate gross unrealized depreciation	(1,342,714)
Net unrealized appreciation	$2,715,795
Federal income tax cost of investments	$110,710,610

Swap Agreements

Ultra Technology had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. TechnologySM Index	$25,504,004	$9,692,158

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	40,776,630	(483,967)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	57,375,959	18,453,147

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	50,546,091	(480,981)

		$27,180,357

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$107,823,712	$—	$107,823,712
Repurchase Agreements	—	5,602,693	5,602,693
Total Investment Securities	107,823,712	5,602,693	113,426,405
Other Financial Instruments*:
Swap Agreements	—	27,180,357	27,180,357
Total Other Financial Instruments	—	27,180,357	27,180,357
Total Investments	$107,823,712	$32,783,050	$140,606,762

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Telecommunications

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 85.7%
	Diversified Financial Services - 3.8%

20,341	Leucadia National Corp.*	$482,895

	Diversified Telecommunication Services - 57.4%

3,946	AboveNet, Inc.*	241,179
14,246	Alaska Communications Systems Group, Inc.	103,426
75,368	AT&T, Inc.	1,869,880
2,658	Atlantic Tele-Network, Inc.	116,633
7,984	Cbeyond, Inc.*	99,002
20,259	CenturyTel, Inc.	694,276
50,780	Cincinnati Bell, Inc.*	150,309
7,429	Consolidated Communications Holdings, Inc.	125,104
42,216	Frontier Communications Corp.	328,863
15,016	General Communication, Inc., Class A*	82,438
9,715	Global Crossing Ltd.*	138,439
8,700	Iowa Telecommunications Services, Inc.	140,505
226,566	Level 3 Communications, Inc.*	360,240
35,669	PAETEC Holding Corp.*	141,249
129,659	Qwest Communications International, Inc.	591,245
7,463	SureWest Communications*	64,182
20,618	tw telecom, inc.*	327,620
47,026	Verizon Communications, Inc.	1,360,462
44,190	Windstream Corp.	447,645
		7,382,697
	Media - 4.7%

12,011	RCN Corp.*	131,881
29,339	Virgin Media, Inc.	475,292
		607,173
	Wireless Telecommunication Services - 19.8%

13,083	Leap Wireless International, Inc.*	186,694
39,649	MetroPCS Communications, Inc.*	244,634
16,021	NII Holdings, Inc.*	599,506
8,043	NTELOS Holdings Corp.	137,375
6,909	Shenandoah Telecommunications Co.	124,569
190,746	Sprint Nextel Corp.*	635,184
11,856	Telephone & Data Systems, Inc.	370,026
3,943	United States Cellular Corp.*	144,432
8,785	USA Mobility, Inc.	98,919
		2,541,339
	Total Common Stocks (Cost $9,226,830)	11,014,104

Principal Amount
	Repurchase Agreements (a) - 6.6%
$25,163	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $25,163(b)	25,163
25,163	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $25,163(c)	25,163
33,557	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $33,557(d)	33,557
23,694	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $23,694(e)	23,694
75,489	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $75,491(f)	75,489
75,489	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $75,491(g)	75,489
37,911	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $37,911(h)	37,911
122,878	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $122,879(i)	122,878
100,652	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $100,654(j)	100,652
50,326	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $50,326(k)	50,326
145,945	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $145,946(l)	145,945
88,070	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $88,071(m)	88,070
39,784	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $39,784(n)	39,784
	Total Repurchase Agreements (Cost $844,121)	844,121
	Total Investment Securities (Cost $10,070,951) — 92.3%	11,858,225
	Other assets less liabilities — 7.7%	990,824
	Net Assets — 100.0%	$12,849,049

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $3,358,896, including $171,189 related to Lehman.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $25,666. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $25,666. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $34,228. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $24,168. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $76,999. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $76,999. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $38,669. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $125,336. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $102,665. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $51,333. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $148,864. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $89,832. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $40,580.  The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$527,494
Aggregate gross unrealized depreciation	(840,116)
Net unrealized depreciation	$(312,622)
Federal income tax cost of investments	$12,170,847

Swap Agreements

Ultra Telecommunications had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Select TelecommunicationsSM Index	$2,439,929	$535,931

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	3,651,357	(25,976)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	4,556,457	694,362

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	4,108,024	(24,919)

		$1,179,398

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$11,014,104	$—	$11,014,104
Repurchase Agreements	—	844,121	844,121
Total Investment Securities	11,014,104	844,121	11,858,225
Other Financial Instruments*:
Swap Agreements	—	1,179,398	1,179,398
Total Other Financial Instruments	—	1,179,398	1,179,398
Total Investments	$11,014,104	$2,023,519	$13,037,623

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra Utilities

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 85.6%
	Commercial Services & Supplies - 0.4%

7,394	Covanta Holding Corp.*	$124,589

	Electric Utilities - 40.6%

9,616	Allegheny Energy, Inc.	217,802
1,648	Allete, Inc.	51,830
27,063	American Electric Power Co., Inc.	909,858
3,427	Cleco Corp.	86,498
6,801	DPL, Inc.	180,499
73,061	Duke Energy Corp.	1,194,547
16,986	Edison International	554,253
2,566	El Paso Electric Co.*	51,628
10,724	Entergy Corp.	814,702
37,465	Exelon Corp.	1,622,235
17,304	FirstEnergy Corp.	668,800
21,578	FPL Group, Inc.	1,000,572
7,675	Great Plains Energy, Inc.	136,692
5,199	Hawaiian Electric Industries, Inc.	105,904
2,676	IDACORP, Inc.	88,388
2,881	ITC Holdings Corp.	153,788
9,944	Northeast Utilities	254,566
13,265	NV Energy, Inc.	147,374
12,487	Pepco Holdings, Inc.	210,031
5,713	Pinnacle West Capital Corp.	208,010
4,456	PNM Resources, Inc.	54,452
4,265	Portland General Electric Co.	76,727
21,130	PPL Corp.	601,782
15,841	Progress Energy, Inc.	606,552
45,188	Southern Co.	1,435,623
2,015	Unisource Energy Corp.	58,717
6,145	Westar Energy, Inc.	131,503
		11,623,333
	Gas Utilities - 7.8%

4,339	AGL Resources, Inc.	157,636
5,198	Atmos Energy Corp.	142,737
6,995	EQT Corp.	306,101
1,170	Laclede Group, Inc. (The)	38,364
3,827	National Fuel Gas Co.	190,355
2,391	New Jersey Resources Corp.	87,080
2,550	Nicor, Inc.	106,207
1,506	Northwest Natural Gas Co.	66,249
5,588	Oneok, Inc.	247,716
3,912	Piedmont Natural Gas Co., Inc.	101,047
9,774	Questar Corp.	410,410
1,692	South Jersey Industries, Inc.	67,460
2,539	Southwest Gas Corp.	72,565
6,110	UGI Corp.	153,056
2,846	WGL Holdings, Inc.	93,491
		2,240,474
	Independent Power Producers & Energy Traders - 5.5%

37,893	AES Corp. (The)*	442,969
19,818	Calpine Corp.*	216,809
10,225	Constellation Energy Group, Inc.	358,591
28,620	Dynegy, Inc., Class A*	42,930
8,183	Mirant Corp.*	102,942
14,556	NRG Energy, Inc.*	317,903
19,855	RRI Energy, Inc.*	84,384
		1,566,528
	Multi-Utilities - 27.5%

6,262	Alliant Energy Corp.	198,067
12,122	Ameren Corp.	299,535
3,090	Avista Corp.	62,912
2,204	Black Hills Corp.	61,425
20,739	CenterPoint Energy, Inc.	277,488
12,876	CMS Energy Corp.	196,616
15,928	Consolidated Edison, Inc.	680,922
33,905	Dominion Resources, Inc.	1,288,051
9,290	DTE Energy Co.	403,372
4,338	Integrys Energy Group, Inc.	191,219
15,547	NiSource, Inc.	233,516
2,038	NorthWestern Corp.	51,052
6,057	NSTAR	204,848
21,040	PG&E Corp.	881,997
28,861	Public Service Enterprise Group, Inc.	857,749
6,251	SCANA Corp.	225,349
12,859	Sempra Energy	632,277
11,291	TECO Energy, Inc.	173,091
4,595	Vectren Corp.	106,834
6,642	Wisconsin Energy Corp.	321,672
25,866	Xcel Energy, Inc.	538,271
		7,886,263
	Oil, Gas & Consumable Fuels - 2.8%

36,281	Spectra Energy Corp.	790,926

	Water Utilities - 1.0%

5,090	American Water Works Co., Inc.	113,303
7,688	Aqua America, Inc.	131,619
1,098	California Water Service Group	39,396
		284,318
	Total Common Stocks (Cost $24,882,971)	24,516,431

Principal Amount
	Repurchase Agreements (a) - 3.7%
$37,788	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $37,788(b)	37,788
37,788	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $37,788(c)	37,788
7,381	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $7,381(d)	7,381
5,211	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $5,211(e)	5,211
113,363	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $113,365(f)	113,363
113,363	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $113,366(g)	113,363
8,338	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $8,338(h)	8,338
123,786	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $123,787(i)	123,786

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$151,151	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $151,154(j)	$151,151
75,575	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $75,576(k)	75,575
219,169	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $219,171(l)	219,169
132,257	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $132,258(m)	132,257
21,147	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $21,147(n)	21,147
	Total Repurchase Agreements (Cost $1,046,317)	1,046,317
	Total Investment Securities (Cost $25,929,288) — 89.3%	25,562,748
	Other assets less liabilities — 10.7%	3,061,306
	Net Assets — 100.0%	$28,624,054

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $8,298,585.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $38,544. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $38,544. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $7,529. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $5,315. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $115,630. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $115,631. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $8,505. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $126,262. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $154,174. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $77,087. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $223,553. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $134,902. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $21,570.  The investment in the repurchase agreement was through participation in a pooled account.

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,623
Aggregate gross unrealized depreciation	(2,111,225)
Net unrealized depreciation	$(2,061,602)
Federal income tax cost of investments	$27,624,350

Swap Agreements

Ultra Utilities had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. UtilitiesSM Index	$5,058,397	$1,260,412

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	2,171,714	(24,172)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	11,525,382	1,962,079

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	14,106,344	(308,550)

		$2,889,769

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$24,516,431	$—	$24,516,431
Repurchase Agreements	—	1,046,317	1,046,317
Total Investment Securities	24,516,431	1,046,317	25,562,748
Other Financial Instruments*:
Swap Agreements	—	2,889,769	2,889,769
Total Other Financial Instruments	—	2,889,769	2,889,769
Total Investments	$24,516,431	$3,936,086	$28,452,517

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI EAFE

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 49.4%
	Airlines - 0.0%

4	Ryanair Holdings plc (ADR)*	$110

	Automobiles - 3.0%

1,066	Daimler AG	44,569
1,790	Honda Motor Co., Ltd. (ADR)	61,952
1,459	Toyota Motor Corp. (ADR)	109,177
		215,698
	Beverages - 0.3%

75	Coca Cola Hellenic Bottling Co. S.A. (ADR)	1,834
314	Diageo plc (ADR)	20,498
		22,332
	Biotechnology - 0.0%

34	Crucell N.V. (ADR)*	650

	Capital Markets - 1.9%

895	Credit Suisse Group AG (ADR)	39,917
744	Deutsche Bank AG	47,244
3,244	Nomura Holdings, Inc. (ADR)	23,941
1,955	UBS AG*	27,096
		138,198
	Chemicals - 0.2%

305	Syngenta AG (ADR)	15,833

	Commercial Banks - 7.4%

1,766	Banco Bilbao Vizcaya Argentaria S.A. (ADR)	22,870
3,842	Banco Santander S.A. (ADR)	50,100
2,178	Barclays plc (ADR)	41,752
1,823	HSBC Holdings plc (ADR)	100,119
2,055	Lloyds Banking Group plc (ADR)*	6,679
11,419	Mitsubishi UFJ Financial Group, Inc. (ADR)	58,465
6,894	Mizuho Financial Group, Inc. (ADR)	26,886
3,171	National Bank of Greece S.A. (ADR)*	12,240
444	Royal Bank of Scotland Group plc (ADR)*	5,124
1,683	Westpac Banking Corp. (ADR)	197,113
		521,348
	Communications Equipment - 2.1%

1,351	Alcatel-Lucent (ADR)*	4,107
3,215	Nokia Oyj (ADR)	43,306
9,859	Telefonaktiebolaget LM Ericsson (ADR)	98,689
		146,102
	Computers & Peripherals - 0.0%

66	Logitech International S.A. (Registered)*	1,028

	Construction Materials - 0.0%

18	CRH plc (ADR)	418

	Consumer Finance - 0.1%

209	ORIX Corp. (ADR)	8,053

	Diversified Financial Services - 0.2%

1,300	ING Groep N.V. (ADR)*	11,609

	Diversified Telecommunication Services - 2.0%

310	BT Group plc (ADR)	5,434
1,279	Deutsche Telekom AG (ADR)	16,474
1,190	France Telecom S.A. (ADR)	27,917
190	Hellenic Telecommunications Organization S.A. (ADR)	1,136
1,256	Nippon Telegraph & Telephone Corp. (ADR)	27,356
964	Portugal Telecom, SGPS, S.A. (ADR)	10,151
435	Telecom Corp of New Zealand Ltd. (ADR)	3,436
557	Telecom Italia S.p.A. (ADR)	7,921
563	Telefonica S.A. (ADR)	39,511
		139,336
	Electrical Equipment - 0.4%

1,498	ABB Ltd. (ADR)*	30,349

	Electronic Equipment, Instruments & Components - 0.5%

473	Hitachi Ltd. (ADR)*	15,552
693	Nidec Corp. (ADR)	16,896
		32,448
	Energy Equipment & Services - 0.1%

160	Acergy S.A. (ADR)	2,645
100	Cie Generale de Geophysique-Veritas (ADR)*	2,411
		5,056
	Food & Staples Retailing - 0.5%

479	Delhaize Group S.A. (ADR)	37,055

	Food Products - 1.0%

256	Cadbury plc (ADR)	13,228
945	Unilever N.V. (ADR)	28,435
987	Unilever plc (ADR)	29,057
		70,720
	Health Care Equipment & Supplies - 0.1%

89	Smith & Nephew plc (ADR)	4,581

	Health Care Providers & Services - 0.7%

946	Fresenius Medical Care AG & Co. KGaA (ADR)	49,476

	Hotels, Restaurants & Leisure - 1.3%

128	Carnival plc (ADR)	4,877
204	Intercontinental Hotels Group plc (ADR)	2,883
21,281	Melco Crown Entertainment Ltd. (ADR)*	85,975
		93,735

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Household Durables - 0.9%

2,030	Panasonic Corp. (ADR)	$28,136
973	Sony Corp. (ADR)	33,189
724	Technicolor (ADR)*	927
		62,252
	Industrial Conglomerates - 1.7%

878	Koninklijke Philips Electronics N.V. (NY Shares)	25,725
1,068	Siemens AG (ADR)	92,126
202	Tomkins plc (ADR)	2,364
		120,215
	Insurance - 2.3%

955	Aegon N.V. (NY Shares)*	6,017
7,270	AXA S.A. (ADR)	146,345
666	Prudential plc (ADR)	12,321
		164,683
	Life Sciences Tools & Services - 0.0%

146	Evotec AG (ADR)*	743
7	ICON plc (ADR)*	165
		908
	Machinery - 1.4%

16	CNH Global N.V.*	413
2,187	Kubota Corp. (ADR)	97,212
		97,625
	Media - 0.4%

141	British Sky Broadcasting Group plc (ADR)	4,680
428	Pearson plc (ADR)	6,013
201	Reed Elsevier N.V. (ADR)	4,607
247	Reed Elsevier plc (ADR)	7,437
200	WPP plc (ADR)	9,150
		31,887
	Metals & Mining - 3.5%

559	Alumina Ltd. (ADR)	3,035
1,547	BHP Billiton Ltd. (ADR)	113,442
1,019	BHP Billiton plc (ADR)	62,933
317	Rio Tinto plc (ADR)	65,873
122	Sims Metal Management Ltd. (ADR)	2,115
		247,398
	Multi-Utilities - 0.6%

641	National Grid plc (ADR)	31,890
276	Veolia Environnement (ADR)	8,939
		40,829
	Office Electronics - 1.0%

1,644	Canon, Inc. (ADR)	68,193

	Oil, Gas & Consumable Fuels - 4.7%

2,748	BP plc (ADR)	146,221
1,062	ENI S.p.A. (ADR)	47,896
1,102	Repsol YPF S.A. (ADR)	24,993
24	Royal Dutch Shell plc, Class A (ADR)	1,314
18	Royal Dutch Shell plc, Class B (ADR)	947
1,171	Statoil ASA (ADR)	26,312
1,475	Total S.A. (ADR)	82,099
		329,782
	Pharmaceuticals - 5.2%

732	AstraZeneca plc (ADR)	32,296
64	Elan Corp. plc (ADR)*	439
1,316	GlaxoSmithKline plc (ADR)	48,876
2,853	Novartis AG (ADR)*	157,828
484	Novo Nordisk A/S (ADR)	34,422
2,424	Sanofi-Aventis S.A. (ADR)	88,719
37	Shire plc (ADR)	2,387
		364,967
	Semiconductors & Semiconductor Equipment - 0.3%

225	Advantest Corp. (ADR)	5,353
24	Aixtron AG (ADR)	703
112	ARM Holdings plc (ADR)	1,040
32	ASM International N.V. (NY Shares)*	751
459	ASML Holding N.V. (ADR)	14,151
385	STMicroelectronics N.V. (ADR)	3,338
		25,336
	Software - 0.2%

382	SAP AG (ADR)	17,030

	Textiles, Apparel & Luxury Goods - 1.0%

2,630	Luxottica Group S.p.A. (ADR)	68,538

	Tobacco - 0.5%

510	British American Tobacco plc (ADR)	34,629

	Trading Companies & Distributors - 2.7%

1	Babcock & Brown Air Ltd. (ADR)	10
728	Genesis Lease Ltd. (ADR)	6,865
583	Mitsui & Co., Ltd. (ADR)	182,193
		189,068
	Wireless Telecommunication Services - 1.2%

2,339	NTT DoCoMo, Inc. (ADR)	36,184
2,143	Vodafone Group plc (ADR)	46,653
		82,837
	Total Common Stocks (Cost $3,692,843)	3,490,312

	Investment Companies (a) - 1.4%
	Mutual Funds - 1.4%

620	iShares MSCI Austria Investable Market Index Fund	11,389
7,520	iShares MSCI Singapore Index Fund	82,795
	Total Investment Companies (Cost $100,577)	94,184

Principal Amount
	Repurchase Agreements (a) - 43.3%
$68,989	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $68,990(b)	68,989
68,989	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $68,990(c)	68,989

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$236,278	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $236,280(d)	$236,278
166,833	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $166,835(e)	166,833
206,968	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $206,972(f)	206,968
206,968	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $206,973(g)	206,968
266,933	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $266,935(h)	266,933
540,634	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $540,639(i)	540,634
275,957	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $275,963(j)	275,957
137,979	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $137,980(k)	137,979
400,138	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $400,142(l)	400,138
241,463	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $241,465(m)	241,463
238,537	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $238,539(n)	238,537
	Total Repurchase Agreements (Cost $3,056,666)	3,056,666
	Total Investment Securities (Cost $6,850,086) — 94.1%	6,641,162
	Other assets less liabilities — 5.9%	419,447
	Net Assets — 100.0%	$7,060,609

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $2,950,833.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $70,369. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $70,369. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $241,005. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $170,171. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $211,108. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $211,109. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $272,272. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $551,448. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $281,477. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $140,739. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $408,141. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $246,293. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $243,309.  The investment in the repurchase agreement was through participation in a pooled account.

ADR         American Depositary Receipt

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$94,484
Aggregate gross unrealized depreciation	(304,682)
Net unrealized depreciation	$(210,198)
Federal income tax cost of investments	$6,851,360

Swap Agreements††

Ultra MSCI EAFE had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$4,642,535	$443,852

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	1,216,536	18,084

Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	3,280,102	(16,672)

Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index®	1,419,677	(8,025)

		$437,239

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI EAFE invested, as a percentage of net assets, in the following countries as of February 28, 2010:

Australia	4.5%
Belgium	0.5%
Denmark	0.5%
Finland	0.6%
France	5.1%
Germany	3.8%
Greece	0.2%
Hong Kong	1.2%
Ireland	0.2%
Italy	1.8%
Japan	11.3%
Netherlands	1.3%
New Zealand	0.1%
Norway	0.4%
Portugal	0.1%
Spain	2.0%
Sweden	1.4%
Switzerland	3.9%
United Kingdom	10.6%
United States	1.3%
Other (1)	49.2%
100.0%

(1)    Includes any non-equity securities and net other assets (liabilities).

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$3,490,312	$—	$3,490,312
Investment Companies	94,184	—	94,184
Repurchase Agreements	—	3,056,666	3,056,666
Total Investment Securities	3,584,496	3,056,666	6,641,162
Other Financial Instruments*:
Swap Agreements	—	437,239	437,239
Total Other Financial Instruments	—	437,239	437,239
Total Investments	$3,584,496	$3,493,905	$7,078,401

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Emerging Markets

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 59.1%
	Aerospace & Defense - 0.1%

1,057	Empresa Brasileira de Aeronautica S.A. (ADR)	$23,212

	Airlines - 0.3%

1,182	China Southern Airlines Co., Ltd. (ADR)*^	22,682
518	Gol Linhas Aereas Inteligentes S.A. (ADR)*	7,097
2,743	Lan Airlines S.A. (ADR)	48,798
437	Tam S.A. (ADR)	8,045
		86,622
	Beverages - 1.1%

793	Cia Cervecerias Unidas S.A. (ADR)	30,673
1,604	Cia de Bebidas das Americas (ADR)	151,559
387	Coca-Cola Femsa, S.A.B de C.V. (ADR)	24,850
3,074	Fomento Economico Mexicano, S.A.B de C.V. (ADR)	131,567
		338,649
	Capital Markets - 0.0%

72	Administradora de Fondos de Pensiones Provida S.A. (ADR)	3,492

	Chemicals - 0.4%

654	Braskem S.A. (ADR)*	9,293
1,169	Sinopec Shanghai Petrochemical Co., Ltd. (ADR)*	41,675
1,833	Sociedad Quimica y Minera de Chile S.A. (ADR)	66,996
		117,964
	Commercial Banks - 6.4%

13,678	Banco Bradesco S.A. (ADR)	236,766
110	Banco de Chile (ADR)	6,819
404	Banco Santander Chile (ADR)	25,884
1,443	Bancolumbia S.A. (ADR)	66,927
2,048	HDFC Bank Ltd. (ADR)	249,221
8,177	ICICI Bank Ltd. (ADR)	312,770
17,051	Itau Unibanco Holding S.A. (ADR)	340,338
8,714	KB Financial Group, Inc. (ADR)	364,855
5,009	Shinhan Financial Group Co., Ltd. (ADR)	364,155
		1,967,735
	Computers & Peripherals - 0.0%

301	China Digital TV Holding Co., Ltd. (ADR)*	2,282

	Construction & Engineering - 0.0%

1,296	Empresas ICA, S.A.B de C.V. (ADR)*	11,444

	Construction Materials - 0.4%

11,054	Cemex, S.A.B de C.V. (ADR)*	105,676

	Diversified Consumer Services - 0.2%

669	New Oriental Education & Technology Group, Inc. (ADR)*	52,309

	Diversified Telecommunication Services - 4.2%

1,132	Brasil Telecom S.A. (ADR)*	23,251
1,363	China Telecom Corp., Ltd. (ADR)	59,986
12,457	China Unicom Hong Kong Ltd. (ADR)	151,602
12,618	Chunghwa Telecom Co. Ltd. (ADR)	235,704
14,025	KT Corp. (ADR)	269,000
544	Mahanagar Telephone Nigam Ltd. (ADR)	1,681
8,897	P.T. Telekomunikasi Indonesia, Tbk. Co. (ADR)	319,758
156	Tata Communications Ltd. (ADR)	1,934
3,282	Tele Norte Leste Participacoes S.A. (ADR)	57,008
351	Telefonos de Mexico, S.A.B de C.V. (ADR)	5,497
311	Telmex Internacional S.A.B de C.V. (ADR)	5,685
8,579	Vimpel-Communications (ADR)	159,140
		1,290,246
	Electric Utilities - 1.0%

1,900	Centrais Eletricas Brasileiras S.A. (ADR)	24,700
1,024	Centrais Eletricas Brasileiras S.A., Class B (ADR)	16,538
2,811	Cia Energetica de Minas Gerais (ADR)	46,016
808	Cia Paranaense de Energia (ADR)	16,556
172	CPFL Energia S.A. (ADR)	10,741
2,241	Enersis S.A. (ADR)	48,428
9,644	Korea Electric Power Corp. (ADR)	155,558
		318,537
	Electrical Equipment - 0.5%

4,354	JA Solar Holdings Co., Ltd. (ADR)*	21,596
4,070	Suntech Power Holdings Co., Ltd. (ADR)*	53,968
2,063	Trina Solar Ltd. (ADR)*	45,386
3,002	Yingli Green Energy Holding Co., Ltd. (ADR)*	34,763
		155,713
	Electronic Equipment, Instruments & Components - 1.9%

20,742	AU Optronics Corp. (ADR)	215,094
24,364	LG Display Co., Ltd. (ADR)	366,435
		581,529
	Food & Staples Retailing - 0.1%

328	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class A (ADR)	22,455

	Food Products - 0.4%

942	BRF - Brasil Foods S.A. (ADR)	46,450
337	Gruma, S.A.B de C.V. (ADR)*	2,662
3,576	Wimm-Bill-Dann Foods OJSC (ADR)*	73,237
		122,349

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Health Care Equipment & Supplies - 0.4%

852	China Medical Technologies, Inc. (ADR)	$11,783
2,734	Mindray Medical International Ltd. (ADR)	104,330
		116,113
	Hotels, Restaurants & Leisure - 0.4%

3,096	Ctrip.com International Ltd. (ADR)*	118,360
527	Home Inns & Hotels Management, Inc. (ADR)*	17,691
		136,051
	Household Durables - 0.1%

394	Desarrolladora Homex, S.A.B de C.V. (ADR)*	10,772
268	Gafisa S.A. (ADR)	8,230
		19,002
	Independent Power Producers & Energy Traders - 0.2%

958	Empresa Nacional de Electricidad S.A. (ADR)	47,776
724	Huaneng Power International, Inc. (ADR)	17,267
		65,043
	Insurance - 3.5%

16,094	China Life Insurance Co., Ltd. (ADR)	1,069,607
385	CNinsure, Inc. (ADR)	8,524
		1,078,131
	Internet Software & Services - 0.2%

83	Baidu, Inc. (ADR)*	43,050
473	Netease.com, Inc. (ADR)*	18,381
		61,431
	IT Services - 1.2%

5,315	Infosys Technologies Ltd. (ADR)	302,423
219	Patni Computer Systems Ltd. (ADR)	4,549
2,530	Wipro Ltd. (ADR)	54,699
128	WNS Holdings Ltd. (ADR)*	1,908
		363,579
	Life Sciences Tools & Services - 0.1%

1,985	WuXi PharmaTech Cayman, Inc. (ADR)*	31,998

	Machinery - 0.5%

183	Duoyuan Global Water, Inc. (ADR)*	4,608
9,469	Tata Motors Ltd. (ADR)	153,208
		157,816
	Media - 0.5%

1,844	Focus Media Holding Ltd. (ADR)*	28,453
5,825	Grupo Televisa S.A. (ADR)	107,530
1,637	NET Servicos de Comunicacao S.A. (ADR)*	20,151
1,017	VisionChina Media, Inc. (ADR)*	7,831
		163,965
	Metals & Mining - 13.5%

7,874	Aluminum Corp. of China Ltd. (ADR)*	189,763
16,944	AngloGold Ashanti Ltd. (ADR)	616,423
3,330	Cia de Minas Buenaventura S.A. (ADR)	111,921
3,481	Cia Siderurgica Nacional S.A. (ADR)	113,794
5,599	Gerdau S.A. (ADR)	82,585
31,408	Gold Fields Ltd. (ADR)	360,878
310	Grupo Simec, S.A.B de C.V. (ADR)*	2,353
16,577	Harmony Gold Mining Co., Ltd. (ADR)	151,348
37,329	Mechel OAO (ADR)	858,567
6,632	POSCO (ADR)	765,731
13,628	Sterlite Industries India Ltd. (ADR)	230,177
24,804	Vale S.A. (ADR)	646,267
		4,129,807
	Oil, Gas & Consumable Fuels - 7.3%

1,586	China Petroleum & Chemical Corp. (ADR)	125,579
1,420	CNOOC Ltd. (ADR)	223,352
2,602	Ecopetrol S.A. (ADR)	70,020
1,996	PetroChina Co., Ltd. (ADR)	223,392
17,260	Petroleo Brasileiro S.A. (ADR)	700,983
21,995	Sasol Ltd. (ADR)	805,677
677	Ultrapar Participacoes S.A. (ADR)	30,397
1,842	Yanzhou Coal Mining Co., Ltd. (ADR)	39,143
		2,218,543
	Paper & Forest Products - 0.3%

870	Fibria Celulose S.A. (ADR)*	15,964
21,938	Sappi Ltd. (ADR)*	82,268
		98,232
	Pharmaceuticals - 2.1%

6,739	Dr. Reddys Laboratories Ltd. (ADR)	165,847
967	Simcere Pharmaceutical Group (ADR)*	8,722
7,890	Teva Pharmaceutical Industries Ltd. (ADR)	473,479
		648,048
	Real Estate Management & Development - 0.1%

1,049	E-House China Holdings Ltd. (ADR)*	18,358

	Road & Rail - 0.1%

1,445	Guangshen Railway Co., Ltd. (ADR)	29,478

	Semiconductors & Semiconductor Equipment - 5.2%

23,414	Advanced Semiconductor Engineering, Inc. (ADR)	94,124
2,736	Himax Technologies, Inc. (ADR)	8,017
249	LDK Solar Co., Ltd. (ADR)*	1,542
370	Renesola Ltd. (ADR)*	1,876
2,200	Semiconductor Manufacturing International Corp. (ADR)*	11,418
16,492	Siliconware Precision Industries Co. (ADR)	96,313

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
116,787	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	$1,138,673
68,540	United Microelectronics Corp. (ADR)*	235,092
		1,587,055
	Software - 0.3%

57	Changyou.com Ltd. (ADR)*	1,893
699	Giant Interactive Group, Inc. (ADR)	5,424
153	KongZhong Corp. (ADR)*	1,218
113	Longtop Financial Technologies Ltd. (ADR)*	3,752
2,004	NICE Systems Ltd. (ADR)*	61,643
213	Perfect World Co., Ltd. (ADR)*	8,426
247	Shanda Interactive Entertainment Ltd. (ADR)*	11,189
113	VanceInfo Technologies, Inc. (ADR)*	2,236
		95,781
	Transportation Infrastructure - 0.1%

176	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (ADR)	2,241
630	Grupo Aeroportuario del Pacifico, S.A.B. de C.V. (ADR)	21,376
158	Grupo Aeroportuario del Sureste, S.A.B. de C.V. (ADR)	8,432
		32,049
	Water Utilities - 0.1%

424	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	14,454

	Wireless Telecommunication Services - 5.9%

6,970	America Movil, S.A.B. de C.V. (ADR)	310,647
8,180	China Mobile Ltd. (ADR)	404,337
5,359	Mobile Telesystems OJSC (ADR)	280,544
2,603	Partner Communications Co., Ltd. (ADR)	61,613
1,501	Philippine Long Distance Telephone Co. (ADR)	84,506
815	PT Indosat Tbk. (ADR)	22,437
17,552	SK Telecom Co., Ltd. (ADR)	292,767
756	Tim Participacoes S.A. (ADR)	21,463
18,613	Turkcell Iletisim Hizmet A.S. (ADR)	275,659
1,987	Vivo Participacoes S.A. (ADR)	53,768
		1,807,741
	Total Common Stocks (Cost $18,848,476)	18,072,889

	Investment Companies (a) - 2.6%
	Mutual Funds - 2.6%

49,302	iShares MSCI Malaysia Index Fund	527,038
6,556	iShares MSCI Thailand Index Fund	275,221
	Total Investment Companies (Cost $808,779)	802,259

Principal Amount
	Repurchase Agreements (a) - 39.0%
$311,146	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $311,149(b)	311,146
311,146	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $311,149(c)	311,146
708,107	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $708,113(d)	708,107
499,985	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $499,990(e)	499,985
933,439	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $933,459(f)	933,439
933,439	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $933,461(g)	933,439
799,976	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $799,983(h)	799,976
1,933,409	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,933,427(i)	1,933,409
1,244,586	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $1,244,613(j)	1,244,586
622,293	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $622,298(k)	622,293
1,804,649	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,804,666(l)	1,804,649
1,089,012	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $1,089,020(m)	1,089,012
755,001	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $755,007(n)	755,001
	Total Repurchase Agreements (Cost $11,946,188)	11,946,188
	Total Investment Securities (Cost $31,603,443) — 100.7%	30,821,336
	Liabilities in excess of other assets — (0.7%)	(209,866)
	Net Assets — 100.0%	$30,611,470

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 28, 2010, the value of these securities amounted to $22,682 or 0.07% of net assets.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $17,042,329.

See accompanying notes to schedules of portfolio investments.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $317,369. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $317,369. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $722,274. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $509,988. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $952,110. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $952,113. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $815,978. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $1,972,081. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $1,269,480. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $634,741. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $1,840,744. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $1,110,794. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $770,104.  The investment in the repurchase agreement was through participation in a pooled account.

ADR               American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$414,031
Aggregate gross unrealized depreciation	(1,237,828)
Net unrealized depreciation	$(823,797)
Federal income tax cost of investments	$31,645,133

Swap Agreements††

Ultra MSCI Emerging Markets had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®	$4,983,600	$583,623

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®	20,637,201	(441,573)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®	14,181,126	(273,329)

Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®	2,570,838	(50,337)

		$(181,616)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Ultra MSCI Emerging Markets invested, as a percentage of net assets, in the following countries as of February 28, 2010:

Brazil	9.0%
Chile	0.9%
China	8.2%
Colombia	0.4%
Hong Kong	2.5%
India	4.8%
Indonesia	1.1%
Israel	2.0%
Mexico	2.5%
Peru	0.4%
Philippines	0.3%
Russia	4.5%
South Africa	6.6%
South Korea	8.4%
Taiwan	6.6%
Turkey	0.9%
United States	2.6%
Other (1)	38.3%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$18,050,207	$22,682	$18,072,889
Investment Companies	802,259	—	802,259
Repurchase Agreements	—	11,946,188	11,946,188
Total Investment Securities	18,852,466	11,968,870	30,821,336
Other Financial Instruments*:
Swap Agreements	—	(181,616)	(181,616)
Total Other Financial Instruments	—	(181,616)	(181,616)
Total Investments	$18,852,466	$11,787,254	$30,639,720

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra FTSE/Xinhua China 25

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 96.4%
$1,043,435	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,043,444(b)	$1,043,435
1,043,435	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,043,445(c)	1,043,435
2,694,279	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $2,694,301(d)	2,694,279
1,902,394	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,902,411(e)	1,902,394
3,130,306	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $3,130,373(f)	3,130,306
3,130,306	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $3,130,379(g)	3,130,306
3,043,831	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $3,043,856(h)	3,043,831
6,935,095	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $6,935,159(i)	6,935,095
4,173,742	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $4,173,831(j)	4,173,742
2,086,871	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $2,086,888(k)	2,086,871
6,051,925	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $6,051,980(l)	6,051,925
3,652,024	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $3,652,051(m)	3,652,024
2,818,720	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $2,818,743(n)	2,818,720
	Total Investment Securities (Cost $41,706,363)† — 96.4%	41,706,363
	Other assets less liabilities — 3.6%	1,561,074
	Net Assets — 100.0%	$43,267,437

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $13,862,961.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $1,064,304. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $1,064,304. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $2,748,182. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $1,940,453. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $3,192,919. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $3,192,930. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $3,104,716. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $7,073,809. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $4,257,224. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $2,128,615. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $6,172,970. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $3,725,069. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $2,875,105.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

Ultra FTSE/Xinhua China 25 had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the FTSE/Xinhua China 25 Index®	$11,728,097	$(142,340)

Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE/Xinhua China 25 Index®	44,351,545	(303,244)

Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE/Xinhua China 25 Index®	6,856,999	421,990

Equity Index Swap Agreement with Societe Generale, based on the FTSE/Xinhua China 25 Index®	17,971,720	(18,756)

Equity Index Swap Agreement with UBS AG, based on the FTSE/Xinhua China 25 Index®	5,704,738	(274,127)

		$(316,477)

See accompanying notes to schedules of portfolio investments.

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$41,706,363	$41,706,363
Total Investment Securities	—	41,706,363	41,706,363
Other Financial Instruments*:
Swap Agreements	—	(316,477)	(316,477)
Total Other Financial Instruments	—	(316,477)	(316,477)
Total Investments	$—	$41,389,886	$41,389,886

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Japan

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 92.1%
$239,011	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $239,013(b)	$239,011
239,011	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $239,013(c)	239,011
516,244	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $516,248(d)	516,244
364,513	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $364,516(e)	364,513
717,032	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $717,047(f)	717,032
717,032	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $717,049(g)	717,032
583,221	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $583,226(h)	583,221
1,446,057	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,446,070(i)	1,446,057
956,042	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $956,062(j)	956,042
478,021	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $478,025(k)	478,021
1,386,261	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,386,274(l)	1,386,261
836,537	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $836,543(m)	836,537
555,107	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $555,112(n)	555,107
	Total Investment Securities (Cost $9,034,089)† — 92.1%	9,034,089
	Other assets less liabilities — 7.9%	774,785
	Net Assets — 100.0%	$9,808,874

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $2,656,246.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $243,791. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $243,791. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $526,572. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $371,805. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $731,374. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $731,377. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $594,887. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $1,474,981. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $975,164. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $487,583. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $1,413,988. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $853,269. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $566,211.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

Ultra MSCI Japan had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on MSCI Japan Index®	$12,719,973	$712,636

Equity Index Swap Agreement with Deutsche Bank AG, based on MSCI Japan Index®	1,900,492	27,282

Equity Index Swap Agreement with Societe Generale, based on MSCI Japan Index®	4,503,866	42,962

Equity Index Swap Agreement with UBS AG, based on MSCI Japan Index®	476,000	9,461

		$792,341

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$9,034,089	$9,034,089
Total Investment Securities	—	9,034,089	9,034,089
Other Financial Instruments*:
Swap Agreements	—	792,341	792,341
Total Other Financial Instruments	—	792,341	792,341
Total Investments	$—	$9,826,430	$9,826,430

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra 7-10 Year Treasury

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	U.S. Treasury Obligations (a) - 23.2%

	U.S. Treasury Bonds
$77,700	8.75%, due 05/15/17	$106,425
54,800	8.88%, due 08/15/17	75,770
33,600	9.13%, due 05/15/18	47,869
35,800	9.00%, due 11/15/18	51,032
65,400	8.88%, due 02/15/19	92,796
94,600	8.13%, due 08/15/19	129,528
47,300	8.50%, due 02/15/20	66,656
		570,076
	U.S. Treasury Notes
132,600	4.50%, due 05/15/17	145,176
139,800	4.75%, due 08/15/17	155,156
160,100	4.25%, due 11/15/17	171,707
253,500	3.50%, due 02/15/18	257,857
199,800	3.88%, due 05/15/18	207,667
222,800	4.00%, due 08/15/18	232,931
399,500	3.75%, due 11/15/18	408,926
430,300	2.75%, due 02/15/19	405,961
461,000	3.13%, due 05/15/19	446,522
484,100	3.63%, due 08/15/19	486,596
514,800	3.38%, due 11/15/19	505,872
192,100	3.63%, due 02/15/20	192,640
		3,617,011
	Total U.S. Treasury Obligations (Cost $4,159,254)	4,187,087

	Repurchase Agreements (a) - 74.9%
449,724	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $449,728(b)	449,724
449,724	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $449,728(c)	449,724
291,530	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $291,532 (d)	291,530
205,846	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $205,848 (e)	205,846
1,349,171	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $1,349,200 (f)	1,349,171
1,349,171	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $1,349,202 (g)	1,349,171
329,353	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $329,356 (h)	329,353
1,760,862	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,760,878 (i)	1,760,862
1,798,895	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $1,798,933 (j)	1,798,895
899,447	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $899,454(k)	899,447
2,608,398	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $2,608,422 (l)	2,608,398
1,574,033	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $1,574,045 (m)	1,574,033
434,455	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $434,459 (n)	434,455
	Total Repurchase Agreements (Cost $13,500,609)	13,500,609
	Total Investment Securities (Cost $17,659,863) — 98.1%	17,687,696
	Other assets less liabilities — 1.9%	338,732
	Net Assets — 100.0%	$18,026,428

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $1,500,020.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $458,719. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $458,718. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $297,362. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $209,964. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(f)    Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $1,376,157. The investment in the repurchase agreement was through participation in a pooled account.

(g)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $1,376,162. The investment in the repurchase agreement was through participation in a pooled account.

(h)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $335,941. The investment in the repurchase agreement was through participation in a pooled account.

(i)    Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $1,796,082. The investment in the repurchase agreement was through participation in a pooled account.

(j)    Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $1,834,876. The investment in the repurchase agreement was through participation in a pooled account.

(k)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $917,439. The investment in the repurchase agreement was through participation in a pooled account.

(l)    Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $2,660,569. The investment in the repurchase agreement was through participation in a pooled account.

(m)  Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $1,605,516. The investment in the repurchase agreement was through participation in a pooled account.

(n)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $443,146.  The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,869
Aggregate gross unrealized depreciation	(36)
Net unrealized appreciation	$27,833
Federal income tax cost of investments	$17,659,863

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of February 28, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

U.S. 10 Year Note Futures Contracts	12	06/21/10	$1,409,813	$7,288

Cash collateral in the amount of $27,258 was pledged to cover margin requirements for open futures contracts as of February 28, 2010.

Swap Agreements

Ultra 7-10 Year Treasury had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	$12,686,494	$199,962

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	17,874,633	104,052

		$304,014

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Treasury Obligations	$—	$4,187,087	$4,187,087
Repurchase Agreements	—	13,500,609	13,500,609
Total Investment Securities	—	17,687,696	17,687,696
Other Financial Instruments*:
Futures Contracts	7,288	—	7,288
Swap Agreements	—	304,014	304,014
Total Other Financial Instruments	7,288	304,014	311,302
Total Investments	$7,288	$17,991,710	$17,998,998

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Ultra 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	U.S. Treasury Obligations (a) - 63.4%

	U.S. Treasury Bonds
$485,400	6.25%, due 05/15/30	$606,826
479,300	5.38%, due 02/15/31	542,433
812,700	4.50%, due 02/15/36	817,652
467,100	4.75%, due 02/15/37	487,682
475,800	5.00%, due 05/15/37	516,020
503,300	4.38%, due 02/15/38	493,470
675,200	4.50%, due 05/15/38	675,517
823,500	3.50%, due 02/15/39	687,365
1,141,400	4.25%, due 05/15/39	1,090,394
1,294,600	4.50%, due 08/15/39	1,289,138
1,434,600	4.38%, due 11/15/39	1,398,735
546,500	4.63%, due 02/15/40	555,124
		9,160,356
	Total U.S. Treasury Obligations (Cost $9,014,607)	9,160,356

	Repurchase Agreements (a) - 35.2%
70,212	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $70,213(b)	70,212
70,212	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $70,213(c)	70,212
625,824	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $625,829 (d)	625,824
441,886	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $441,890 (e)	441,886
210,636	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $210,641 (f)	210,636
210,636	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $210,641 (g)	210,636
707,018	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $707,024 (h)	707,018
1,094,408	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,094,418 (i)	1,094,408
280,848	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $280,854 (j)	280,848
140,424	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $140,425(k)	140,424
407,229	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $407,233(l)	407,229
245,742	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $245,744(m)	245,742
588,560	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $588,565(n)	588,560
	Total Repurchase Agreements (Cost $5,093,635)	5,093,635
	Total Investment Securities (Cost $14,108,242) — 98.6%	14,253,991
	Other assets less liabilities — 1.4%	208,039
	Net Assets — 100.0%	$14,462,030

(a)   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $3,220,074.

(b)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $71,616. The investment in the repurchase agreement was through participation in a pooled account.

(c)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $71,616. The investment in the repurchase agreement was through participation in a pooled account.

(d)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $638,344. The investment in the repurchase agreement was through participation in a pooled account.

(e)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $450,726. The investment in the repurchase agreement was through participation in a pooled account.

(f)    Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $214,849. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(g)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $214,850. The investment in the repurchase agreement was through participation in a pooled account.

(h)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $721,160. The investment in the repurchase agreement was through participation in a pooled account.

(i)    Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $1,116,298. The investment in the repurchase agreement was through participation in a pooled account.

(j)    Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $286,465. The investment in the repurchase agreement was through participation in a pooled account.

(k)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $143,233. The investment in the repurchase agreement was through participation in a pooled account.

(l)    Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $415,374. The investment in the repurchase agreement was through participation in a pooled account.

(m)  Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $250,657. The investment in the repurchase agreement was through participation in a pooled account.

(n)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $600,333.  The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$145,834
Aggregate gross unrealized depreciation	(85)
Net unrealized appreciation	$145,749
Federal income tax cost of investments	$14,108,242

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of February 28, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

U.S. Long Bond Futures Contracts	11	06/21/10	$1,294,563	$8,501

Cash collateral in the amount of $23,498 was pledged to cover margin requirements for open futures contracts as of February 28, 2010.

Swap Agreements

Ultra 20+ Year Treasury had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	$12,719,556	$233,023

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	6,042,910	(83,177)

		$149,846

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
U.S. Treasury Obligations	$—	$9,160,356	$9,160,356
Repurchase Agreements	—	5,093,635	5,093,635
Total Investment Securities	—	14,253,991	14,253,991
Other Financial Instruments*:
Futures Contracts	8,501	—	8,501
Swap Agreements	—	149,846	149,846
Total Other Financial Instruments	8,501	149,846	158,347
Total Investments	$8,501	$14,403,837	$14,412,338

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Short QQQ®

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 109.4%
$7,015,677	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $7,015,735 (b)	$7,015,677
7,015,677	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $7,015,741 (c)	7,015,677
8,137,635	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $8,137,703 (d)	8,137,635
5,745,875	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $5,745,928 (e)	5,745,875
21,047,030	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $21,047,480 (f)	21,047,030
21,047,030	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $21,047,521 (g)	21,047,030
9,193,399	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $9,193,476 (h)	9,193,399
32,538,779	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $32,539,077 (i)	32,538,779
28,062,707	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $28,063,307 (j)	28,062,707
14,031,353	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $14,031,470 (k)	14,031,353
40,690,925	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $40,691,298 (l)	40,690,925
24,554,869	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $24,555,053 (m)	24,554,869
9,998,698	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $9,998,781 (n)	9,998,698
	Total Investment Securities (Cost $229,079,654)† — 109.4%	229,079,654
	Liabilities in excess of other assets — (9.4%)	(19,608,026)
	Net Assets — 100.0%	$209,471,628

(a)   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $41,870,833.

(b)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $7,155,992. The investment in the repurchase agreement was through participation in a pooled account.

(c)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $7,155,991. The investment in the repurchase agreement was through participation in a pooled account.

(d)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $8,300,439. The investment in the repurchase agreement was through participation in a pooled account.

(e)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $5,860,827. The investment in the repurchase agreement was through participation in a pooled account.

(f)    Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $21,468,014. The investment in the repurchase agreement was through participation in a pooled account.

(g)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $21,468,091. The investment in the repurchase agreement was through participation in a pooled account.

(h)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $9,377,293. The investment in the repurchase agreement was through participation in a pooled account.

(i)    Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $33,189,612. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)    Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $28,624,007. The investment in the repurchase agreement was through participation in a pooled account.

(k)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $14,312,026. The investment in the repurchase agreement was through participation in a pooled account.

(l)    Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $41,504,790. The investment in the repurchase agreement was through participation in a pooled account.

(m)  Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $25,045,998. The investment in the repurchase agreement was through participation in a pooled account.

(n)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $10,198,709.  The investment in the repurchase agreement was through participation in a pooled account.

†      Tax basis equals book cost.

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of February 28, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	1,429	03/19/10	$51,979,875	$(10,899)

Cash collateral in the amount of $5,159,817 was pledged to cover margin requirements for open futures contracts as of February 28, 2010.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short QQQ® had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	$(18,188,247)	$(1,348,276)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(20,521,373)	(1,167,766)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	(13,295,007)	(740,761)

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(60,412,978)	(18,056,062)

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	(45,080,738)	(5,709,600)

		$(27,022,465)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$229,079,654	$229,079,654
Total Investment Securities	—	229,079,654	229,079,654
Other Financial Instruments*:
Futures Contracts	(10,899)	—	(10,899)
Swap Agreements	—	(27,022,465)	(27,022,465)
Total Other Financial Instruments	(10,899)	(27,022,465)	(27,033,364)
Total Investments	$(10,899)	$202,057,189	$202,046,290

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Short Dow30SM

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 112.2%
$9,421,447	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $9,421,526 (b)	$9,421,447
9,421,447	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $9,421,533 (c)	9,421,447
11,874,798	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $11,874,897 (d)	11,874,798
8,384,635	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $8,384,712 (e)	8,384,635
28,264,341	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $28,264,946 (f)	28,264,341
28,264,341	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $28,265,001 (g)	28,264,341
13,415,416	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $13,415,528 (h)	13,415,416
45,033,611	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $45,034,024 (i)	45,033,611
37,685,788	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $37,686,594 (j)	37,685,788
18,842,894	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $18,843,051 (k)	18,842,894
54,644,392	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $54,644,893 (l)	54,644,392
32,975,064	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $32,975,311(m)	32,975,064
14,276,855	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $14,276,974(n)	14,276,855
	Total Investment Securities (Cost $312,505,029)† — 112.2%	312,505,029
	Liabilities in excess of other assets — (12.2%)	(33,872,869)
	Net Assets — 100.0%	$278,632,160

(a)   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $61,099,779.

(b)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $9,609,878. The investment in the repurchase agreement was through participation in a pooled account.

(c)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $9,609,876. The investment in the repurchase agreement was through participation in a pooled account.

(d)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $12,112,369. The investment in the repurchase agreement was through participation in a pooled account.

(e)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $8,552,378. The investment in the repurchase agreement was through participation in a pooled account.

(f)    Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $28,829,685. The investment in the repurchase agreement was through participation in a pooled account.

(g)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $28,829,789. The investment in the repurchase agreement was through participation in a pooled account.

(h)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $13,683,762. The investment in the repurchase agreement was through participation in a pooled account.

(i)    Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $45,934,363. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)    Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $38,439,566. The investment in the repurchase agreement was through participation in a pooled account.

(k)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $19,219,814. The investment in the repurchase agreement was through participation in a pooled account.

(l)    Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $55,737,342. The investment in the repurchase agreement was through participation in a pooled account.

(m)  Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $33,634,608. The investment in the repurchase agreement was through participation in a pooled account.

(n)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $14,562,445.  The investment in the repurchase agreement was through participation in a pooled account.

†      Tax basis equals book cost.

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of February 28, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	1,259	03/19/10	$64,907,745	$75,729

Cash collateral in the amount of $8,435,729 was pledged to cover margin requirements for open futures contracts as of February 28, 2010.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short Dow30SM had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on Dow Jones Industrial AverageSM Index	$(17,279,227)	$(1,077,854)

Equity Index Swap Agreement with Deutsche Bank AG, based on Dow Jones Industrial AverageSM Index	(30,793,417)	(1,262,374)

Equity Index Swap Agreement with Societe Generale, based on Dow Jones Industrial AverageSM Index	(131,428,925)	(33,696,984)

Equity Index Swap Agreement with UBS AG, based on Dow Jones Industrial AverageSM Index	(34,252,297)	(4,507,957)

		$(40,545,169)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$312,505,029	$312,505,029
Total Investment Securities	—	312,505,029	312,505,029
Other Financial Instruments*:
Futures Contracts	75,729	—	75,729
Swap Agreements	—	(40,545,169)	(40,545,169)
Total Other Financial Instruments	75,729	(40,545,169)	(40,469,440)
Total Investments	$75,729	$271,959,860	$272,035,589

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Short S&P500®

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 105.3%
$56,164,014	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $56,164,482 (b)	$56,164,014
56,164,014	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $56,164,529 (c)	56,164,014
57,241,909	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $57,242,386 (d)	57,241,909
40,417,742	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $40,418,112 (e)	40,417,742
168,492,042	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $168,495,646 (f)	168,492,042
168,492,042	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $168,495,973 (g)	168,492,042
64,668,387	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $64,668,926 (h)	64,668,387
249,327,526	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $249,329,812 (i)	249,327,526
224,656,056	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $224,660,861 (j)	224,656,056
112,328,028	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $112,328,964 (k)	112,328,028
325,751,281	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $325,754,267 (l)	325,751,281
196,574,049	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $196,575,523 (m)	196,574,049
72,952,121	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $72,952,729 (n)	72,952,121
	Total Investment Securities (Cost $1,793,229,211)† — 105.3%	1,793,229,211
	Liabilities in excess of other assets — (5.3%)	(89,448,851)
	Net Assets — 100.0%	$1,703,780,360

(a)   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $294,528,628.

(b)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $57,287,307. The investment in the repurchase agreement was through participation in a pooled account.

(c)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $57,287,295. The investment in the repurchase agreement was through participation in a pooled account.

(d)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $58,387,110. The investment in the repurchase agreement was through participation in a pooled account.

(e)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $41,226,339. The investment in the repurchase agreement was through participation in a pooled account.

(f)    Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $171,862,227. The investment in the repurchase agreement was through participation in a pooled account.

(g)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $171,862,846. The investment in the repurchase agreement was through participation in a pooled account.

(h)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $65,961,936. The investment in the repurchase agreement was through participation in a pooled account.

(i)    Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $254,314,518. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)    Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $229,149,547. The investment in the repurchase agreement was through participation in a pooled account.

(k)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $114,574,959. The investment in the repurchase agreement was through participation in a pooled account.

(l)    Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $332,266,677. The investment in the repurchase agreement was through participation in a pooled account.

(m)  Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $200,505,782. The investment in the repurchase agreement was through participation in a pooled account.

(n)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $74,411,434.  The investment in the repurchase agreement was through participation in a pooled account.

†      Tax basis equals book cost.

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of February 28, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	7,924	03/19/10	$436,909,550	$(3,331,788)

Cash collateral in the amount of $40,346,430 was pledged to cover margin requirements for open futures contracts as of February 28, 2010.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short S&P500® had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	$(138,014,754)	$(6,191,408)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(176,983,581)	(11,641,062)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(178,951,085)	(8,024,990)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(382,883,421)	(100,743,908)

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(390,132,540)	(47,017,953)

		$(173,619,321)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$1,793,229,211	$1,793,229,211
Total Investment Securities	—	1,793,229,211	1,793,229,211
Other Financial Instruments*:
Futures Contracts	(3,331,788)	—	(3,331,788)
Swap Agreements	—	(173,619,321)	(173,619,321)
Total Other Financial Instruments	(3,331,788)	(173,619,321)	(176,951,109)
Total Investments	$(3,331,788)	$1,619,609,890	$1,616,278,102

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Short MidCap400

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 117.0%
$1,562,373	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,562,386(b)	$1,562,373
1,562,373	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,562,387(c)	1,562,373
2,230,074	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $2,230,093(d)	2,230,074
1,574,625	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,574,639(e)	1,574,625
4,687,118	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $4,687,218(f)	4,687,118
4,687,118	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $4,687,227(g)	4,687,118
2,519,400	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $2,519,421(h)	2,519,400
7,836,368	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $7,836,440(i)	7,836,368
6,249,491	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $6,249,625(j)	6,249,491
3,124,746	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $3,124,772(k)	3,124,746
9,061,762	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $9,061,845(l)	9,061,762
5,468,305	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $5,468,346(m)	5,468,305
2,601,630	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $2,601,652(n)	2,601,630
	Total Investment Securities (Cost $53,165,383)† — 117.0%	53,165,383
	Liabilities in excess of other assets — (17.0%)	(7,735,858)
	Net Assets — 100.0%	$45,429,525

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $11,474,470.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $1,593,621. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $1,593,620. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $2,274,690. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $1,606,127. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $4,780,870. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $4,780,887. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $2,569,795. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $7,993,109. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $6,374,491. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $3,187,251. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $9,243,008. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $5,577,678. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $2,653,672.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of February 28, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	121	03/19/10	$8,918,910	$(133,276)

Cash collateral in the amount of $887,379 was pledged to cover margin requirements for open futures contracts as of February 28, 2010.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short MidCap400 had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	$(1,184,513)	$(74,802)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	(7,485,467)	(547,927)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	(21,983,796)	(7,030,320)

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400™ Index	(5,878,806)	(936,297)

		$(8,589,346)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$53,165,383	$53,165,383
Total Investment Securities	—	53,165,383	53,165,383
Other Financial Instruments*:
Futures Contracts	(133,276)	—	(133,276)
Swap Agreements	—	(8,589,346)	(8,589,346)
Total Other Financial Instruments	(133,276)	(8,589,346)	(8,722,622)
Total Investments	$(133,276)	$44,576,037	$44,442,761

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Short SmallCap600

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 115.4%
$953,049	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $953,057(b)	$953,049
953,049	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $953,058(c)	953,049
1,522,977	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,522,990(d)	1,522,977
1,075,354	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,075,364(e)	1,075,354
2,859,148	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $2,859,209(f)	2,859,148
2,859,148	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $2,859,215(g)	2,859,148
1,720,566	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,720,580(h)	1,720,566
5,009,855	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $5,009,901(i)	5,009,855
3,812,197	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $3,812,279(j)	3,812,197
1,906,098	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,906,114(k)	1,906,098
5,527,685	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $5,527,736(l)	5,527,685
3,335,672	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $3,335,697(m)	3,335,672
1,732,930	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,732,944(n)	1,732,930
	Total Investment Securities (Cost $33,267,728)† — 115.4%	33,267,728
	Liabilities in excess of other assets — (15.4%)	(4,433,898)
	Net Assets — 100.0%	$28,833,830

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $7,836,224.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $972,110. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $972,110. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $1,553,446. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $1,096,868. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $2,916,337. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $2,916,347. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $1,754,982. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $5,110,061. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $3,888,447. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $1,944,226. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $5,638,245. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $3,402,390. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $1,767,595.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

Short SmallCap600 had the following open short futures contracts as of February 28, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini SmallCap 600 Futures Contracts	85	03/19/10	$2,835,600	$(100,146)

Cash collateral in the amount of $250,015 was pledged to cover margin requirements for open futures contracts as of February 28, 2010.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short SmallCap600 had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600™ Index	$(2,740,773)	$(926,582)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600™ Index	(10,254,526)	(973,879)

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600™ Index	(7,674,874)	(2,040,401)

Equity Index Swap Agreement with UBS AG, based on the S&P SmallCap 600™ Index	(5,314,671)	(709,734)

		$(4,650,596)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$33,267,728	$33,267,728
Total Investment Securities	—	33,267,728	33,267,728
Other Financial Instruments*:
Futures Contracts	(100,146)	—	(100,146)
Swap Agreements	—	(4,650,596)	(4,650,596)
Total Other Financial Instruments	(100,146)	(4,650,596)	(4,750,742)
Total Investments	$(100,146)	$28,617,132	$28,516,986

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Short Russell2000

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 108.2%
$8,141,831	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $8,141,899(b)	$8,141,831
8,141,831	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $8,141,906(c)	8,141,831
9,280,846	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $9,280,923(d)	9,280,846
6,553,081	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $6,553,141(e)	6,553,081
24,425,494	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $24,426,016(f)	24,425,494
24,425,494	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $24,426,064(g)	24,425,494
10,484,929	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $10,485,016(h)	10,484,929
37,531,655	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $37,531,999(i)	37,531,655
32,567,325	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $32,568,022(j)	32,567,325
16,283,662	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $16,283,798(k)	16,283,662
47,222,621	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $47,223,054(l)	47,222,621
28,496,409	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $28,496,623(m)	28,496,409
11,457,385	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $11,457,480(n)	11,457,385
	Total Investment Securities (Cost $265,012,563)† — 108.2%	265,012,563
	Liabilities in excess of other assets — (8.2%)	(19,984,420)
	Net Assets — 100.0%	$245,028,143

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $47,753,034.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $8,304,669. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $8,304,668. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $9,466,522. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $6,684,182. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $24,914,054. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $24,914,143. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $10,694,657. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $38,282,355. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $33,218,725. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $16,609,389. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $48,167,127. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $29,066,374. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $11,686,575.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of February 28, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	824	03/19/10	$51,640,080	$(497,260)

Cash collateral in the amount of $3,099,884 was pledged to cover margin requirements for open futures contracts as of February 28, 2010.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short Russell2000 had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	$(72,841,472)	$(5,097,045)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(62,543,634)	(4,483,189)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(33,878,966)	(10,509,374)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(24,133,002)	(3,101,194)

		$(23,190,802)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$265,012,563	$265,012,563
Total Investment Securities	—	265,012,563	265,012,563
Other Financial Instruments*:
Futures Contracts	(497,260)	—	(497,260)
Swap Agreements	—	(23,190,802)	(23,190,802)
Total Other Financial Instruments	(497,260)	(23,190,802)	(23,688,062)
Total Investments	$(497,260)	$241,821,761	$241,324,501

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort QQQ®

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 130.4%
$26,390,961	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $26,391,181(b)	$26,390,961
26,390,961	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $26,391,203(c)	26,390,961
93,050,728	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $93,051,503(d)	93,050,728
65,701,867	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $65,702,469(e)	65,701,867
79,172,883	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $79,174,576(f)	79,172,883
79,172,883	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $79,174,730(g)	79,172,883
105,122,988	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $105,123,864(h)	105,122,988
210,576,618	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $210,578,548(i)	210,576,618
105,563,845	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $105,566,103(j)	105,563,845
52,781,922	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $52,782,362(k)	52,781,922
153,067,575	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $153,068,978(l)	153,067,575
92,368,364	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $92,369,057(m)	92,368,364
93,641,116	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $93,641,896(n)	93,641,116
	Total Investment Securities (Cost $1,183,002,711)† — 130.4%	1,183,002,711
	Liabilities in excess of other assets — (30.4%)	(275,930,112)
	Net Assets — 100.0%	$907,072,599

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $478,776,890.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $26,918,786. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $26,918,780. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $94,912,332. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $67,016,298. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $80,756,502. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $80,756,793. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $107,225,742. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $214,788,523. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $107,675,296. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $53,837,735. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $156,129,101. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $94,215,850. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $95,514,285.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of February 28, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	5,918	03/19/10	$215,267,250	$5,988,020

Cash collateral in the amount of $21,671,993 was pledged to cover margin requirements for open futures contracts as of February 28, 2010.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	$(91,976,848)	$(6,035,890)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(94,269,017)	(6,767,600)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	(51,813,879)	(3,513,259)

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(684,477,658)	(204,574,770)

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	(676,433,530)	(85,672,173)

		$(306,563,692)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$1,183,002,711	$1,183,002,711
Total Investment Securities	—	1,183,002,711	1,183,002,711
Other Financial Instruments*:
Futures Contracts	5,988,020	—	5,988,020
Swap Agreements	—	(306,563,692)	(306,563,692)
Total Other Financial Instruments	5,988,020	(306,563,692)	(300,575,672)
Total Investments	$5,988,020	$876,439,019	$882,427,039

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Dow30SM

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 126.8%
$17,147,527	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $17,147,670(b)	$17,147,527
17,147,527	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $17,147,684(c)	17,147,527
53,868,778	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $53,869,227(d)	53,868,778
38,036,020	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $38,036,369(e)	38,036,020
51,442,582	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $51,443,682(f)	51,442,582
51,442,582	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $51,443,782(g)	51,442,582
60,857,632	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $60,858,139(h)	60,857,632
127,514,622	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $127,515,791(i)	127,514,622
68,590,110	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $68,591,577(j)	68,590,110
34,295,055	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $34,295,341(k)	34,295,055
99,455,659	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $99,456,571(l)	99,455,659
60,016,346	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $60,016,796(m)	60,016,346
54,929,049	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $54,929,507(n)	54,929,049
	Total Investment Securities (Cost $734,743,489)† — 126.8%	734,743,489
	Liabilities in excess of other assets — (26.8%)	(155,420,055)
	Net Assets — 100.0%	$579,323,434

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $277,172,751.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $17,490,481. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $17,490,478. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $54,946,495. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $38,796,968. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $52,471,539. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $52,471,728. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $62,074,955. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $130,065,140. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $69,962,025. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $34,981,069. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $101,444,885. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $61,216,750. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $56,027,833.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of February 28, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	2,890	03/19/10	$148,993,950	$1,286,558

Cash collateral in the amount of $19,036,861 was pledged to cover margin requirements for open futures contracts as of February 28, 2010.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Dow30SM had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on Dow Jones Industrial AverageSM Index	$(45,116,219)	$(4,245,151)

Equity Index Swap Agreement with Deutsche Bank AG, based on Dow Jones Industrial AverageSM Index	(114,572,909)	(4,876,511)

Equity Index Swap Agreement with Goldman Sachs International, based on Dow Jones Industrial AverageSM Index	(72,281,842)	(3,347,553)

Equity Index Swap Agreement with Societe Generale, based on Dow Jones Industrial AverageSM Index	(463,256,857)	(118,774,152)

Equity Index Swap Agreement with UBS AG, based on Dow Jones Industrial AverageSM Index	(314,496,583)	(41,391,004)

		$(172,634,371)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$734,743,489	$734,743,489
Total Investment Securities	—	734,743,489	734,743,489
Other Financial Instruments*:
Futures Contracts	1,286,558	—	1,286,558
Swap Agreements	—	(172,634,371)	(172,634,371)
Total Other Financial Instruments	1,286,558	(172,634,371)	(171,347,813)
Total Investments	$1,286,558	$562,109,118	$563,395,676

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort S&P500®

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 122.2%
$99,605,052	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $99,605,882 (b)	$99,605,052
99,605,052	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $99,605,965 (c)	99,605,052
314,783,155	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $314,785,778 (d)	314,783,155
222,264,152	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $222,266,189(e)	222,264,152
298,815,156	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $298,821,547(f)	298,815,156
298,815,156	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $298,822,128(g)	298,815,156
355,622,643	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $355,625,607(h)	355,622,643
743,343,460	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $743,350,274(i)	743,343,460
398,420,208	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $398,428,730(j)	398,420,208
199,210,104	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $199,211,764(k)	199,210,104
577,709,302	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $577,714,598(l)	577,709,302
348,617,682	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $348,620,297 (m)	348,617,682
320,749,466	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $320,752,139(n)	320,749,466
	Total Investment Securities (Cost $4,277,560,588)† — 122.2%	4,277,560,588
	Liabilities in excess of other assets — (22.2%)	(776,462,890)
	Net Assets — 100.0%	$3,501,097,698

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $1,619,663,849.

(b)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $101,597,175. The investment in the repurchase agreement was through participation in a pooled account.

(c)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $101,597,153. The investment in the repurchase agreement was through participation in a pooled account.

(d)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $321,080,813. The investment in the repurchase agreement was through participation in a pooled account.

(e)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $226,710,768. The investment in the repurchase agreement was through participation in a pooled account.

(f)           Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $304,792,069. The investment in the repurchase agreement was through participation in a pooled account.

(g)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $304,793,167. The investment in the repurchase agreement was through participation in a pooled account.

(h)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $362,736,090. The investment in the repurchase agreement was through participation in a pooled account.

(i)            Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $758,211,645. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)            Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $406,389,268. The investment in the repurchase agreement was through participation in a pooled account.

(k)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $203,194,963. The investment in the repurchase agreement was through participation in a pooled account.

(l)            Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $589,264,145. The investment in the repurchase agreement was through participation in a pooled account.

(m)      Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $355,590,482. The investment in the repurchase agreement was through participation in a pooled account.

(n)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $327,165,643.  The investment in the repurchase agreement was through participation in a pooled account.

†                 Tax basis equals book cost.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of February 28, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	15,410	03/19/10	$849,668,875	$14,616,464

Cash collateral in the amount of $80,416,270 was pledged to cover margin requirements for open futures contracts as of February 28, 2010.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	$(244,195,285)	$(10,954,717)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(835,498,995)	(37,926,213)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(403,222,423)	(21,651,500)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(2,551,817,577)	(671,431,724)

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(2,118,096,397)	(255,268,525)

		$(997,232,679)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$4,277,560,588	$4,277,560,588
Total Investment Securities	—	4,277,560,588	4,277,560,588
Other Financial Instruments*:
Futures Contracts	14,616,464	—	14,616,464
Swap Agreements	—	(997,232,679)	(997,232,679)
Total Other Financial Instruments	14,616,464	(997,232,679)	(982,616,215)
Total Investments	$14,616,464	$3,280,327,909	$3,294,944,373

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Russell3000

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 107.8%
$67,062	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $67,063(b)	$67,062
67,062	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $67,063(c)	67,062
171,190	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $171,191 (d)	171,190
120,875	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $120,876 (e)	120,875
201,187	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $201,191 (f)	201,187
201,187	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $201,192 (g)	201,187
193,400	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $193,402 (h)	193,400
442,937	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $442,941 (i)	442,937
268,250	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $268,256 (j)	268,250
134,125	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $134,126(k)	134,125
388,962	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $388,966(l)	388,962
234,718	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $234,720(m)	234,718
179,392	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $179,393(n)	179,392
	Total Investment Securities (Cost $2,670,347)† — 107.8%	2,670,347
	Liabilities in excess of other assets — (7.8%)	(194,322)
	Net Assets — 100.0%	$2,476,025

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $880,829.

(b)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $68,403. The investment in the repurchase agreement was through participation in a pooled account.

(c)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $68,403. The investment in the repurchase agreement was through participation in a pooled account.

(d)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $174,615. The investment in the repurchase agreement was through participation in a pooled account.

(e)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $123,293. The investment in the repurchase agreement was through participation in a pooled account.

(f)           Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $205,211. The investment in the repurchase agreement was through participation in a pooled account.

(g)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $205,212. The investment in the repurchase agreement was through participation in a pooled account.

(h)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $197,269. The investment in the repurchase agreement was through participation in a pooled account.

(i)            Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $451,797. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)            Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $273,615. The investment in the repurchase agreement was through participation in a pooled account.

(k)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $136,808. The investment in the repurchase agreement was through participation in a pooled account.

(l)            Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $396,742. The investment in the repurchase agreement was through participation in a pooled account.

(m)      Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $239,413. The investment in the repurchase agreement was through participation in a pooled account.

(n)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $182,981.  The investment in the repurchase agreement was through participation in a pooled account.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort Russell3000 had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	$(3,479,958)	$(79,270)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	(833,352)	(66,450)

Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	(640,505)	(30,880)

		$(176,600)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$2,670,347	$2,670,347
Total Investment Securities	—	2,670,347	2,670,347
Other Financial Instruments*:
Swap Agreements	—	(176,600)	(176,600)
Total Other Financial Instruments	—	(176,600)	(176,600)
Total Investments	$—	$2,493,747	$2,493,747

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort MidCap400

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 114.4%
$1,448,045	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,448,057(b)	$1,448,045
1,448,045	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,448,058(c)	1,448,045
3,293,736	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $3,293,763 (d)	3,293,736
2,325,663	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $2,325,684 (e)	2,325,663
4,344,134	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $4,344,227 (f)	4,344,134
4,344,134	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $4,344,235 (g)	4,344,134
3,721,061	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $3,721,092 (h)	3,721,061
8,995,460	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $8,995,542(i)	8,995,460
5,792,178	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $5,792,302(j)	5,792,178
2,896,089	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $2,896,113(k)	2,896,089
8,398,659	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $8,398,736(l)	8,398,659
5,068,156	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $5,068,194(m)	5,068,156
3,512,146	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $3,512,175(n)	3,512,146
	Total Investment Securities (Cost $55,587,506)† — 114.4%	55,587,506
	Liabilities in excess of other assets — (14.4%)	(6,976,715)
	Net Assets — 100.0%	$48,610,791

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $16,947,368.

(b)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $1,477,006. The investment in the repurchase agreement was through participation in a pooled account.

(c)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $1,477,006. The investment in the repurchase agreement was through participation in a pooled account.

(d)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $3,359,632. The investment in the repurchase agreement was through participation in a pooled account.

(e)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $2,372,190. The investment in the repurchase agreement was through participation in a pooled account.

(f)           Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $4,431,026. The investment in the repurchase agreement was through participation in a pooled account.

(g)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $4,431,042. The investment in the repurchase agreement was through participation in a pooled account.

(h)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $3,795,493. The investment in the repurchase agreement was through participation in a pooled account.

(i)            Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $9,175,385. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)            Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $5,908,031. The investment in the repurchase agreement was through participation in a pooled account.

(k)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $2,954,020. The investment in the repurchase agreement was through participation in a pooled account.

(l)            Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $8,566,642. The investment in the repurchase agreement was through participation in a pooled account.

(m)      Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $5,169,526. The investment in the repurchase agreement was through participation in a pooled account.

(n)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $3,582,402.  The investment in the repurchase agreement was through participation in a pooled account.

†                 Tax basis equals book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of February 28, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	103	03/19/10	$7,592,130	$42,714

Cash collateral in the amount of $805,064 was pledged to cover margin requirements for open futures contracts as of February 28, 2010.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	$(15,946,182)	$(1,007,003)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	(14,680,520)	(1,406,634)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	(42,081,696)	(2,091,860)

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400™ Index	(16,896,903)	(2,689,618)

		$(7,195,115)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$55,587,506	$55,587,506
Total Investment Securities	—	55,587,506	55,587,506
Other Financial Instruments*:
Futures Contracts	42,714	—	42,714
Swap Agreements	—	(7,195,115)	(7,195,115)
Total Other Financial Instruments	42,714	(7,195,115)	(7,152,401)
Total Investments	$42,714	$48,392,391	$48,435,105

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort SmallCap600

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 145.0%
$696,421	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $696,427(b)	$696,421
696,421	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $696,427(c)	696,421
2,845,486	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $2,845,510 (d)	2,845,486
2,009,159	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $2,009,177 (e)	2,009,159
2,089,264	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $2,089,309 (f)	2,089,264
2,089,264	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $2,089,313 (g)	2,089,264
3,214,655	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $3,214,682 (h)	3,214,655
6,107,582	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $6,107,638(i)	6,107,582
2,785,685	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $2,785,745(j)	2,785,685
1,392,843	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,392,855(k)	1,392,843
4,039,244	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $4,039,281(l)	4,039,244
2,437,475	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $2,437,493(m)	2,437,475
2,821,025	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $2,821,049(n)	2,821,025
	Total Investment Securities (Cost $33,224,524)† — 145.0%	33,224,524
	Liabilities in excess of other assets — (45.0%)	(10,316,703)
	Net Assets — 100.0%	$22,907,821

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $14,640,968.

(b)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $710,350. The investment in the repurchase agreement was through participation in a pooled account.

(c)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $710,349. The investment in the repurchase agreement was through participation in a pooled account.

(d)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $2,902,414. The investment in the repurchase agreement was through participation in a pooled account.

(e)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $2,049,354. The investment in the repurchase agreement was through participation in a pooled account.

(f)           Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $2,131,054. The investment in the repurchase agreement was through participation in a pooled account.

(g)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $2,131,061. The investment in the repurchase agreement was through participation in a pooled account.

(h)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $3,278,957. The investment in the repurchase agreement was through participation in a pooled account.

(i)            Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $6,229,744. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)            Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $2,841,403. The investment in the repurchase agreement was through participation in a pooled account.

(k)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $1,420,704. The investment in the repurchase agreement was through participation in a pooled account.

(l)            Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $4,120,033. The investment in the repurchase agreement was through participation in a pooled account.

(m)      Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $2,486,228. The investment in the repurchase agreement was through participation in a pooled account.

(n)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $2,877,456.  The investment in the repurchase agreement was through participation in a pooled account.

†                 Tax basis equals book cost.

Futures Contracts Sold

UltraShort SmallCap600 had the following open short futures contracts as of February 28, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini SmallCap 600 Futures Contracts	88	03/19/10	$2,935,680	$(30,169)

Cash collateral in the amount of $236,921 was pledged to cover margin requirements for open futures contracts as of February 28, 2010.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort SmallCap600 had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600™ Index	$(10,272,189)	$(3,122,129)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600™ Index	(6,726,475)	(934,489)

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600™ Index	(18,633,136)	(5,956,834)

Equity Index Swap Agreement with UBS AG, based on the S&P SmallCap 600™ Index	(7,235,408)	(512,889)

		$(10,526,341)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$33,224,524	$33,224,524
Total Investment Securities	—	33,224,524	33,224,524
Other Financial Instruments*:
Futures Contracts	(30,169)	—	(30,169)
Swap Agreements	—	(10,526,341)	(10,526,341)
Total Other Financial Instruments	(30,169)	(10,526,341)	(10,556,510)
Total Investments	$(30,169)	$22,698,183	$22,668,014

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 109.3%
$12,715,225	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $12,715,331 (b)	$12,715,225
12,715,225	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $12,715,342 (c)	12,715,225
31,552,446	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $31,552,709 (d)	31,552,446
22,278,758	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $22,278,962 (e)	22,278,758
38,145,675	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $38,146,491(f)	38,145,675
38,145,675	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $38,146,565(g)	38,145,675
35,646,012	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $35,646,309(h)	35,646,012
82,703,190	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $82,703,948(i)	82,703,190
50,860,900	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $50,861,988(j)	50,860,900
25,430,450	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $25,430,662 (k)	25,430,450
73,748,305	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $73,748,981 (l)	73,748,305
44,503,288	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $44,503,622(m)	44,503,288
33,200,261	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $33,200,538(n)	33,200,261
	Total Investment Securities (Cost $501,645,410)† — 109.3%	501,645,410
	Liabilities in excess of other assets — (9.3%)	(42,525,070)
	Net Assets — 100.0%	$459,120,340

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $162,347,810.

(b)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $12,969,532. The investment in the repurchase agreement was through participation in a pooled account.

(c)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $12,969,530. The investment in the repurchase agreement was through participation in a pooled account.

(d)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $32,183,695. The investment in the repurchase agreement was through participation in a pooled account.

(e)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $22,724,467. The investment in the repurchase agreement was through participation in a pooled account.

(f)           Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $38,908,666. The investment in the repurchase agreement was through participation in a pooled account.

(g)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $38,908,807. The investment in the repurchase agreement was through participation in a pooled account.

(h)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $36,359,032. The investment in the repurchase agreement was through participation in a pooled account.

(i)            Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $84,357,400. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)            Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $51,878,202. The investment in the repurchase agreement was through participation in a pooled account.

(k)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $25,939,143. The investment in the repurchase agreement was through participation in a pooled account.

(l)            Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $75,223,355. The investment in the repurchase agreement was through participation in a pooled account.

(m)      Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $45,393,411. The investment in the repurchase agreement was through participation in a pooled account.

(n)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $33,864,389.  The investment in the repurchase agreement was through participation in a pooled account.

†                 Tax basis equals book cost.

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of February 28, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	1,291	03/19/10	$80,906,970	$549,463

Cash collateral in the amount of $4,520,222 was pledged to cover margin requirements for open futures contracts as of February 28, 2010.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Russell2000 had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	$(158,827,417)	$(12,304,777)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(95,303,898)	(10,066,545)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(414,751,844)	(3,033,989)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(168,503,306)	(21,653,396)

		$(47,058,707)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$501,645,410	$501,645,410
Total Investment Securities	—	501,645,410	501,645,410
Other Financial Instruments*:
Futures Contracts	549,463	—	549,463
Swap Agreements	—	(47,058,707)	(47,058,707)
Total Other Financial Instruments	549,463	(47,058,707)	(46,509,244)
Total Investments	$549,463	$454,586,703	$455,136,166

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraPro Short QQQ®

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 99.8%
$142,375	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $142,376(b)	$142,375
142,375	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $142,376(c)	142,375
641,360	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $641,365 (d)	641,360
452,856	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $452,860 (e)	452,856
427,125	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $427,134 (f)	427,125
427,125	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $427,135 (g)	427,125
724,569	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $724,575 (h)	724,569
1,332,837	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,332,849 (i)	1,332,837
569,500	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $569,512 (j)	569,500
284,750	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $284,752(k)	284,750
825,775	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $825,783(l)	825,775
498,313	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $498,317(m)	498,313
630,237	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $630,242(n)	630,237
	Total Investment Securities (Cost $7,099,197)† — 99.8%	7,099,197
	Other assets less liabilities — 0.2%	14,337
	Net Assets — 100.0%	$7,113,534

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $3,300,011.

(b)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $145,223. The investment in the repurchase agreement was through participation in a pooled account.

(c)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $145,223. The investment in the repurchase agreement was through participation in a pooled account.

(d)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $654,191. The investment in the repurchase agreement was through participation in a pooled account.

(e)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $461,916. The investment in the repurchase agreement was through participation in a pooled account.

(f)           Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $435,668. The investment in the repurchase agreement was through participation in a pooled account.

(g)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $435,670. The investment in the repurchase agreement was through participation in a pooled account.

(h)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $739,062. The investment in the repurchase agreement was through participation in a pooled account.

(i)            Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $1,359,496. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)            Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $580,891. The investment in the repurchase agreement was through participation in a pooled account.

(k)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $290,446. The investment in the repurchase agreement was through participation in a pooled account.

(l)            Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $842,291. The investment in the repurchase agreement was through participation in a pooled account.

(m)      Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $508,280. The investment in the repurchase agreement was through participation in a pooled account.

(n)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $642,844.  The investment in the repurchase agreement was through participation in a pooled account.

†                 Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short QQQ® had the following open short futures contracts as of February 28, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	47	03/19/10	$1,709,625	$(28,474)

Cash collateral in the amount of $168,509 was pledged to cover margin requirements for open futures contracts as of February 28, 2010.

Swap Agreements

UltraPro Short QQQ® had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	$(18,261,748)	$(86,836)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(1,372,857)	(54,793)

		$(141,629)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$7,099,197	$7,099,197
Total Investment Securities	—	7,099,197	7,099,197
Other Financial Instruments*:
Futures Contracts	(28,474)	—	(28,474)
Swap Agreements	—	(141,629)	(141,629)
Total Other Financial Instruments	(28,474)	(141,629)	(170,103)
Total Investments	$(28,474)	$6,957,568	$6,929,094

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraPro Short Dow30SM

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 96.6%
$119,998	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $119,999(b)	$119,998
119,998	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $119,999(c)	119,998
750,210	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $750,216 (d)	750,210
529,713	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $529,718 (e)	529,713
359,994	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $360,002 (f)	359,994
359,994	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $360,002 (g)	359,994
847,541	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $847,548 (h)	847,541
1,419,420	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,419,433 (i)	1,419,420
479,992	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $480,002 (j)	479,992
239,996	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $239,998(k)	239,996
695,989	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $695,995(l)	695,989
419,993	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $419,996(m)	419,993
719,312	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $719,318(n)	719,312
	Total Investment Securities (Cost $7,062,150)† — 96.6%	7,062,150
	Other assets less liabilities — 3.4%	245,378
	Net Assets — 100.0%	$7,307,528

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $3,860,077.

(b)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $122,398. The investment in the repurchase agreement was through participation in a pooled account.

(c)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $122,398. The investment in the repurchase agreement was through participation in a pooled account.

(d)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $765,219. The investment in the repurchase agreement was through participation in a pooled account.

(e)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $540,310. The investment in the repurchase agreement was through participation in a pooled account.

(f)           Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $367,195. The investment in the repurchase agreement was through participation in a pooled account.

(g)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $367,196. The investment in the repurchase agreement was through participation in a pooled account.

(h)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $864,494. The investment in the repurchase agreement was through participation in a pooled account.

(i)            Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $1,447,811. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)            Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $489,593. The investment in the repurchase agreement was through participation in a pooled account.

(k)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $244,797. The investment in the repurchase agreement was through participation in a pooled account.

(l)            Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $709,910. The investment in the repurchase agreement was through participation in a pooled account.

(m)      Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $428,393. The investment in the repurchase agreement was through participation in a pooled account.

(n)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $733,701.  The investment in the repurchase agreement was through participation in a pooled account.

†                 Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of February 28, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	27	03/19/10	$1,391,985	$(14,405)

Cash collateral in the amount of $180,765 was pledged to cover margin requirements for open futures contracts as of February 28, 2010.

Swap Agreements

UltraPro Short Dow30SM had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on Dow Jones Industrial AverageSM Index	$(18,079,897)	$103,672

Equity Index Swap Agreement with Deutsche Bank AG, based on Dow Jones Industrial AverageSM Index	(2,447,299)	(30,807)

		$72,865

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$7,062,150	$7,062,150
Total Investment Securities	—	7,062,150	7,062,150
Other Financial Instruments*:
Futures Contracts	(14,405)	—	(14,405)
Swap Agreements	—	72,865	72,865
Total Other Financial Instruments	(14,405)	72,865	58,460
Total Investments	$(14,405)	$7,135,015	$7,120,610

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraPro Short S&P500®

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 105.3%
$4,442,616	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $4,442,653(b)	$4,442,616
4,442,616	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $4,442,657(c)	4,442,616
17,474,741	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $17,474,887(d)	17,474,741
12,338,679	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $12,338,792(e)	12,338,679
13,327,847	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $13,328,132(f)	13,327,847
13,327,847	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $13,328,158(g)	13,327,847
19,741,887	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $19,742,052(h)	19,741,887
38,005,206	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $38,005,554(i)	38,005,206
17,770,463	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $17,770,843(j)	17,770,463
8,885,232	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $8,885,306(k)	8,885,232
25,767,171	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $25,767,407(l)	25,767,171
15,549,155	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $15,549,272(m)	15,549,155
17,388,226	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $17,388,371(n)	17,388,226
	Total Investment Securities (Cost $208,461,686)† — 105.3%	208,461,686
	Liabilities in excess of other assets — (5.3%)	(10,442,104)
	Net Assets — 100.0%	$198,019,582

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $89,913,342.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $4,531,469. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $4,531,468. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $17,824,347. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $12,585,527. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $13,594,431. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $13,594,480. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $20,136,780. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $38,765,377. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $18,125,901. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $9,062,966. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $26,282,544. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $15,860,158. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $17,736,055.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of February 28, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,190	03/19/10	$65,613,625	$852,885

Cash collateral in the amount of $6,108,194 was pledged to cover margin requirements for open futures contracts as of February 28, 2010.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Short S&P500® had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	$(86,000,566)	$(9,311,318)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(285,875,007)	(11,227,799)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(156,635,473)	587,678

		$(19,951,439)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$208,461,686	$208,461,686
Total Investment Securities	—	208,461,686	208,461,686
Other Financial Instruments*:
Futures Contracts	852,885	—	852,885
Swap Agreements	—	(19,951,439)	(19,951,439)
Total Other Financial Instruments	852,885	(19,951,439)	(19,098,554)
Total Investments	$852,885	$188,510,247	$189,363,132

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraPro Short MidCap400

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 101.9%
$208,172	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $208,174(b)	$208,172
208,172	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $208,174(c)	208,172
264,320	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $264,322(d)	264,320
186,633	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $186,635(e)	186,633
624,516	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $624,529(f)	624,516
624,516	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $624,531(g)	624,516
298,613	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $298,615(h)	298,613
997,782	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $997,791(i)	997,782
832,688	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $832,706(j)	832,688
416,344	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $416,347(k)	416,344
1,207,398	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,207,409(l)	1,207,398
728,602	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $728,607(m)	728,602
317,197	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $317,200(n)	317,197
	Total Investment Securities (Cost $6,914,953)† — 101.9%	6,914,953
	Liabilities in excess of other assets — (1.9%)	(130,369)
	Net Assets — 100.0%	$6,784,584

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $1,360,015.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $212,335. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $212,335. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $269,608. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $190,367. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $637,008. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $637,010. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $304,586. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $1,017,739. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $849,343. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $424,672. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $1,231,547. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $743,175. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $323,542.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of February 28, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	20	03/19/10	$1,474,200	$(17,472)

Cash collateral in the amount of $161,006 was pledged to cover margin requirements for open futures contracts as of February 28, 2010.

Swap Agreements

UltraPro Short MidCap400 had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	$(18,863,627)	$(284,279)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$6,914,953	$6,914,953
Total Investment Securities	—	6,914,953	6,914,953
Other Financial Instruments*:
Futures Contracts	(17,472)	—	(17,472)
Swap Agreements	—	(284,279)	(284,279)
Total Other Financial Instruments	(17,472)	(284,279)	(301,751)
Total Investments	$(17,472)	$6,630,674	$6,613,202

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraPro Short Russell2000

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 103.6%
$117,573	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $117,574(b)	$117,573
117,573	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $117,574(c)	117,573
744,574	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $744,580(d)	744,574
525,734	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $525,739(e)	525,734
352,719	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $352,727(f)	352,719
352,719	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $352,727(g)	352,719
841,174	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $841,181(h)	841,174
1,404,186	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,404,199(i)	1,404,186
470,292	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $470,302(j)	470,292
235,146	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $235,148(k)	235,146
681,923	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $681,929(l)	681,923
411,505	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $411,508(m)	411,505
713,322	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $713,328(n)	713,322
	Total Investment Securities (Cost $6,968,440)† — 103.6%	6,968,440
	Liabilities in excess of other assets — (3.6%)	(242,546)
	Net Assets — 100.0%	$6,725,894

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $3,831,080.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $119,924. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $119,924. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $759,470. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $536,252. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $359,774. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $359,775. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $858,000. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $1,432,272. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $479,699. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $239,850. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $695,562. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $419,736. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $727,591.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of February 28, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	22	03/19/10	$1,378,740	$(16,882)

Cash collateral in the amount of $69,660 was pledged to cover margin requirements for open futures contracts as of February 28, 2010.

Swap Agreements

UltraPro Short Russell2000 had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000 Index	$(18,230,177)	$(235,950)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000 Index	(568,163)	(80,240)

		$(316,190)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$6,968,440	$6,968,440
Total Investment Securities	—	6,968,440	6,968,440
Other Financial Instruments*:
Futures Contracts	(16,882)	—	(16,882)
Swap Agreements	—	(316,190)	(316,190)
Total Other Financial Instruments	(16,882)	(316,190)	(333,072)
Total Investments	$(16,882)	$6,652,250	$6,635,368

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Russell1000 Value

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 126.8%
$352,384	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $352,387(b)	$352,384
352,384	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $352,387(c)	352,384
1,002,265	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,002,273(d)	1,002,265
707,686	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $707,692(e)	707,686
1,057,153	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $1,057,176(f)	1,057,153
1,057,153	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $1,057,178(g)	1,057,153
1,132,298	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,132,307(h)	1,132,298
2,472,525	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $2,472,548(i)	2,472,525
1,409,537	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $1,409,567(j)	1,409,537
704,769	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $704,775(k)	704,769
2,043,829	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $2,043,848(l)	2,043,829
1,233,345	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $1,233,354(m)	1,233,345
1,034,810	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,034,819(n)	1,034,810
	Total Investment Securities (Cost $14,560,138)† — 126.8%	14,560,138
	Liabilities in excess of other assets — (26.8%)	(3,074,020)
	Net Assets — 100.0%	$11,486,118

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $5,156,989.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $359,432. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $359,432. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $1,022,317. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $721,844. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $1,078,298. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $1,078,302. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $1,154,947. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $2,521,980. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $1,437,730. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $718,867. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $2,084,708. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $1,258,013. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $1,055,510.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Value had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Value Index	$(516,461)	$(92,568)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	(4,829,617)	(376,164)

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	(12,518,566)	(2,317,367)

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	(5,111,858)	(255,722)

		$(3,041,821)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$14,560,138	$14,560,138
Total Investment Securities	—	14,560,138	14,560,138
Other Financial Instruments*:
Swap Agreements	—	(3,041,821)	(3,041,821)
Total Other Financial Instruments	—	(3,041,821)	(3,041,821)
Total Investments	$—	$11,518,317	$11,518,317

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Russell1000 Growth

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 128.7%
$330,440	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $330,443(b)	$330,440
330,440	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $330,443(c)	330,440
944,191	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $944,199(d)	944,191
666,681	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $666,687(e)	666,681
991,321	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $991,342(f)	991,321
991,321	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $991,344(g)	991,321
1,066,689	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,066,698(h)	1,066,689
2,324,682	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $2,324,703(i)	2,324,682
1,321,761	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $1,321,789(j)	1,321,761
660,881	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $660,887(k)	660,881
1,916,554	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,916,572(l)	1,916,554
1,156,541	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $1,156,550(m)	1,156,541
974,262	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $974,270(n)	974,262
	Total Investment Securities (Cost $13,675,764)† — 128.7%	13,675,764
	Liabilities in excess of other assets — (28.7%)	(3,047,736)
	Net Assets — 100.0%	$10,628,028

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $4,858,177.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $337,049. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $337,049. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $963,081. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $680,019. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $1,011,149. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $1,011,153. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $1,088,026. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $2,371,180. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $1,348,198. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $674,101. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $1,954,887. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $1,179,673. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $993,751.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Growth had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$(381,817)	$(16,457)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	(1,431,532)	(153,775)

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	(16,339,546)	(2,712,883)

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	(3,107,527)	(134,026)

		$(3,017,141)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$13,675,764	$13,675,764
Total Investment Securities	—	13,675,764	13,675,764
Other Financial Instruments*:
Swap Agreements	—	(3,017,141)	(3,017,141)
Total Other Financial Instruments	—	(3,017,141)	(3,017,141)
Total Investments	$—	$10,658,623	$10,658,623

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Russell MidCap Value

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 168.4%
$113,658	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $113,659(b)	$113,658
113,658	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $113,659(c)	113,658
637,257	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $637,262(d)	637,257
449,959	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $449,963(e)	449,959
340,973	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $340,980(f)	340,973
340,973	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $340,981(g)	340,973
719,934	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $719,940(h)	719,934
1,240,891	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,240,902(i)	1,240,891
454,631	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $454,641(j)	454,631
227,316	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $227,318(k)	227,316
659,215	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $659,221(l)	659,215
397,802	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $397,805(m)	397,802
615,518	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $615,523(n)	615,518
	Total Investment Securities (Cost $6,311,785)† — 168.4%	6,311,785
	Liabilities in excess of other assets — (68.4%)	(2,562,826)
	Net Assets — 100.0%	$3,748,959

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $3,278,900.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $115,931. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $115,931. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $650,006. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $458,961. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $347,793. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $347,794. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $734,335. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $1,265,711. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $463,724. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $231,863. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $672,400. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $405,759. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $627,831.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Value had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$(59,644)	$(3,788)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	(240,805)	(60,816)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	(6,746,843)	(2,427,373)

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	(452,117)	(49,203)

		$(2,541,180)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$6,311,785	$6,311,785
Total Investment Securities	—	6,311,785	6,311,785
Other Financial Instruments*:
Swap Agreements	—	(2,541,180)	(2,541,180)
Total Other Financial Instruments	—	(2,541,180)	(2,541,180)
Total Investments	$—	$3,770,605	$3,770,605

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Russell MidCap Growth

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 118.5%
$236,970	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $236,972(b)	$236,970
236,970	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $236,972(c)	236,970
523,337	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $523,341(d)	523,337
369,521	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $369,524(e)	369,521
710,911	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $710,926(f)	710,911
710,911	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $710,928(g)	710,911
591,233	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $591,238(h)	591,233
1,449,952	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,449,965(i)	1,449,952
947,881	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $947,901(j)	947,881
473,940	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $473,944(k)	473,940
1,374,427	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,374,440(l)	1,374,427
829,396	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $829,402(m)	829,396
560,689	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $560,694(n)	560,689
	Total Investment Securities (Cost $9,016,138)† — 118.5%	9,016,138
	Liabilities in excess of other assets — (18.5%)	(1,406,447)
	Net Assets — 100.0%	$7,609,691

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $2,692,740.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $241,709. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $241,709. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $533,807. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $376,914. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $725,131. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $725,133. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $603,059. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $1,478,954. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $966,840. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $483,420. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $1,401,917. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $845,985. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $571,905.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Growth had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$(3,035,733)	$(676,189)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	(2,865,948)	(276,858)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	(5,414,913)	(202,544)

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	(3,907,339)	(226,261)

		$(1,381,852)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$9,016,138	$9,016,138
Total Investment Securities	—	9,016,138	9,016,138
Other Financial Instruments*:
Swap Agreements	—	(1,381,852)	(1,381,852)
Total Other Financial Instruments	—	(1,381,852)	(1,381,852)
Total Investments	$—	$7,634,286	$7,634,286

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000 Value

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 130.6%
$277,392	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $277,394(b)	$277,392
277,392	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $277,395(c)	277,392
980,644	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $980,652(d)	980,644
692,419	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $692,425(e)	692,419
832,176	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $832,194(f)	832,176
832,176	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $832,195(g)	832,176
1,107,871	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,107,880(h)	1,107,871
2,217,014	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $2,217,034(i)	2,217,014
1,109,568	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $1,109,592(j)	1,109,568
554,784	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $554,789(k)	554,784
1,608,873	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,608,888(l)	1,608,873
970,872	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $970,879(m)	970,872
986,580	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $986,588(n)	986,580
	Total Investment Securities (Cost $12,447,761)† — 130.6%	12,447,761
	Liabilities in excess of other assets — (30.6%)	(2,916,841)
	Net Assets — 100.0%	$9,530,920

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $5,045,736.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $282,940. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $282,940. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $1,000,263. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $706,272. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $848,821. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $848,824. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $1,130,032. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $2,261,358. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $1,131,761. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $565,882. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $1,641,052. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $990,291. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $1,006,315.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Value had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$(3,631,839)	$25,781

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	(3,772,516)	(41,070)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	(8,499,681)	(2,707,615)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	(3,164,338)	(163,078)

		$(2,885,982)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$12,447,761	$12,447,761
Total Investment Securities	—	12,447,761	12,447,761
Other Financial Instruments*:
Swap Agreements	—	(2,885,982)	(2,885,982)
Total Other Financial Instruments	—	(2,885,982)	(2,885,982)
Total Investments	$—	$9,561,779	$9,561,779

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000 Growth

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 133.5%
$412,951	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $412,954(b)	$412,951
412,951	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $412,955(c)	412,951
1,657,073	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,657,087(d)	1,657,073
1,170,037	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,170,048(e)	1,170,037
1,238,853	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $1,238,879(f)	1,238,853
1,238,853	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $1,238,882(g)	1,238,853
1,872,059	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,872,075(h)	1,872,059
3,578,927	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $3,578,960(i)	3,578,927
1,651,804	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $1,651,839(j)	1,651,804
825,902	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $825,909(k)	825,902
2,395,116	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $2,395,138(l)	2,395,116
1,445,329	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $1,445,340(m)	1,445,329
1,645,671	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,645,685(n)	1,645,671
	Total Investment Securities (Cost $19,545,526)† — 133.5%	19,545,526
	Liabilities in excess of other assets — (33.5%)	(4,899,750)
	Net Assets — 100.0%	$14,645,776

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $8,526,192.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $421,210. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $421,210. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $1,690,225. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $1,193,445. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $1,263,633. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $1,263,637. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $1,909,505. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $3,650,512. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $1,684,843. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $842,423. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $2,443,021. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $1,474,237. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $1,678,591.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Growth had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Growth Index	$(7,323,668)	$(1,901,647)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	(7,177,826)	(695,459)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	(5,622,201)	(1,692,114)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	(9,177,031)	(576,458)

		$(4,865,678)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$19,545,526	$19,545,526
Total Investment Securities	—	19,545,526	19,545,526
Other Financial Instruments*:
Swap Agreements	—	(4,865,678)	(4,865,678)
Total Other Financial Instruments	—	(4,865,678)	(4,865,678)
Total Investments	$—	$14,679,848	$14,679,848

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Short Financials

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 118.1%
$3,491,277	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $3,491,306(b)	$3,491,277
3,491,277	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $3,491,309(c)	3,491,277
6,465,091	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $6,465,145(d)	6,465,091
4,564,914	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $4,564,956(e)	4,564,914
10,473,832	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $10,474,056(f)	10,473,832
10,473,832	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $10,474,076(g)	10,473,832
7,303,862	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $7,303,923(h)	7,303,862
19,603,659	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $19,603,839(i)	19,603,659
13,965,109	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $13,965,408(j)	13,965,109
6,982,554	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $6,982,612(k)	6,982,554
20,249,408	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $20,249,594(l)	20,249,408
12,219,470	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $12,219,562(m)	12,219,470
7,143,241	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $7,143,301(n)	7,143,241
	Total Investment Securities (Cost $126,427,526)† — 118.1%	126,427,526
	Liabilities in excess of other assets — (18.1%)	(19,374,833)
	Net Assets — 100.0%	$107,052,693

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $33,265,040.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $3,561,103. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $3,561,103. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $6,594,434. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $4,656,240. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $10,683,330. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $10,683,368. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $7,449,960. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $19,995,767. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $14,244,434. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $7,122,228. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $20,654,419. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $12,463,875. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $7,286,132.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

Short Financials had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$(20,397,618)	$(1,214,262)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(6,080,822)	(703,353)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(13,240,430)	(1,438,027)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(54,389,556)	(20,317,623)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(12,983,707)	(878,446)

		$(24,551,711)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$126,427,526	$126,427,526
Total Investment Securities	—	126,427,526	126,427,526
Other Financial Instruments*:
Swap Agreements	—	(24,551,711)	(24,551,711)
Total Other Financial Instruments	—	(24,551,711)	(24,551,711)
Total Investments	$—	$101,875,815	$101,875,815

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Short Oil & Gas

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 100.7%
$361,632	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $361,635(b)	$361,632
361,632	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $361,635(c)	361,632
425,684	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $425,688(d)	425,684
300,570	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $300,573(e)	300,570
1,084,895	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $1,084,918(f)	1,084,895
1,084,895	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $1,084,920(g)	1,084,895
480,912	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $480,916(h)	480,912
1,686,035	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,686,050(i)	1,686,035
1,446,527	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $1,446,558(j)	1,446,527
723,264	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $723,270(k)	723,264
2,097,464	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $2,097,483(l)	2,097,464
1,265,711	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $1,265,720(m)	1,265,711
520,978	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $520,982(n)	520,978
	Total Investment Securities (Cost $11,840,199)† — 100.7%	11,840,199
	Liabilities in excess of other assets — (0.7%)	(86,994)
	Net Assets — 100.0%	$11,753,205

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $2,190,288.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $368,865. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $368,865. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $434,200. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $306,583. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $1,106,595. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $1,106,599. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $490,532. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $1,719,759. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $1,475,460. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $737,732. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $2,139,416. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $1,291,027. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $531,399.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

Short Oil & Gas had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$(2,503,370)	$(95,128)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(1,388,891)	(340,315)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(3,341,838)	(132,761)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(2,413,746)	(451,016)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(2,058,546)	(74,143)

		$(1,093,363)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$11,840,199	$11,840,199
Total Investment Securities	—	11,840,199	11,840,199
Other Financial Instruments*:
Swap Agreements	—	(1,093,363)	(1,093,363)
Total Other Financial Instruments	—	(1,093,363)	(1,093,363)
Total Investments	$—	$10,746,836	$10,746,836

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Basic Materials

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 149.1%
$4,367,611	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $4,367,647(b)	$4,367,611
4,367,611	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $4,367,651(c)	4,367,611
22,739,866	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $22,740,055(d)	22,739,866
16,056,314	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $16,056,461(e)	16,056,314
13,102,832	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $13,103,112(f)	13,102,832
13,102,832	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $13,103,138(g)	13,102,832
25,690,102	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $25,690,316(h)	25,690,102
45,215,459	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $45,215,873(i)	45,215,459
17,470,443	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $17,470,817(j)	17,470,443
8,735,221	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $8,735,294(k)	8,735,221
25,332,142	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $25,332,374(l)	25,332,142
15,286,637	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $15,286,752(m)	15,286,637
22,083,974	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $22,084,158(n)	22,083,974
	Total Investment Securities (Cost $233,551,044)† — 149.1%	233,551,044
	Liabilities in excess of other assets — (49.1%)	(76,897,864)
	Net Assets — 100.0%	$156,653,180

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $117,004,162, including $5,981,656 related to Lehman.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $4,454,964. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $4,454,963. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $23,194,807. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $16,377,537. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $13,364,915. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $13,364,964. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $26,203,976. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $46,119,848. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $17,819,881. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $8,909,954. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $25,838,814. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $15,592,389. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $22,525,735.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Basic Materials had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$(45,716,441)	$(21,317,804)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(111,353,698)	(10,114,670)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	(77,366,281)	(30,358,062)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(77,996,583)	(9,006,000)

		$(70,796,536)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$233,551,044	$233,551,044
Total Investment Securities	—	233,551,044	233,551,044
Other Financial Instruments*:
Swap Agreements	—	(70,796,536)	(70,796,536)
Total Other Financial Instruments	—	(70,796,536)	(70,796,536)
Total Investments	$—	$162,754,508	$162,754,508

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Goods

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 122.4%
$493,130	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $493,134(b)	$493,130
493,130	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $493,135(c)	493,130
1,751,662	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,751,677(d)	1,751,662
1,236,825	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,236,836(e)	1,236,825
1,479,390	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $1,479,422(f)	1,479,390
1,479,390	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $1,479,425(g)	1,479,390
1,978,920	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,978,936(h)	1,978,920
3,953,041	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $3,953,077(i)	3,953,041
1,972,521	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $1,972,563(j)	1,972,521
986,260	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $986,268(k)	986,260
2,860,155	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $2,860,181(l)	2,860,155
1,725,956	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $1,725,969(m)	1,725,956
1,761,365	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,761,380(n)	1,761,365
	Total Investment Securities (Cost $22,171,745)† — 122.4%	22,171,745
	Liabilities in excess of other assets — (22.4%)	(4,057,820)
	Net Assets — 100.0%	$18,113,925

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $9,012,884.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $502,993. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $502,993. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $1,786,706. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $1,261,569. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $1,508,981. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $1,508,986. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $2,018,504. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $4,032,109. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $2,011,975. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $1,005,988. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $2,917,361. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $1,760,477. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $1,796,599.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Goods had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer GoodsSM Index	$(12,902,477)	$86,845

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(4,366,975)	(232,814)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	(12,026,065)	(3,383,441)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(6,935,625)	(399,004)

		$(3,928,414)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$22,171,745	$22,171,745
Total Investment Securities	—	22,171,745	22,171,745
Other Financial Instruments*:
Swap Agreements	—	(3,928,414)	(3,928,414)
Total Other Financial Instruments	—	(3,928,414)	(3,928,414)
Total Investments	$—	$18,243,331	$18,243,331

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Services

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 158.6%
$1,354,110	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,354,121(b)	$1,354,110
1,354,110	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,354,122(c)	1,354,110
5,288,747	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $5,288,791(d)	5,288,747
3,734,313	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $3,734,347(e)	3,734,313
4,062,331	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $4,062,418(f)	4,062,331
4,062,331	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $4,062,426(g)	4,062,331
5,974,901	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $5,974,951(h)	5,974,901
11,530,957	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $11,531,063(i)	11,530,957
5,416,441	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $5,416,557(j)	5,416,441
2,708,220	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $2,708,243(k)	2,708,220
7,853,839	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $7,853,911(l)	7,853,839
4,739,386	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $4,739,422(m)	4,739,386
5,266,233	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $5,266,277(n)	5,266,233
	Total Investment Securities (Cost $63,345,919)† — 158.6%	63,345,919
	Liabilities in excess of other assets — (58.6%)	(23,392,719)
	Net Assets — 100.0%	$39,953,200

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $27,212,358.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $1,381,193. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $1,381,192. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $5,394,555. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $3,809,022. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $4,143,586. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $4,143,601. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $6,094,416. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $11,761,597. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $5,524,779. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $2,762,393. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $8,010,925. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $4,834,180. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $5,371,577.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Services had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	$(3,127,193)	$(185,258)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(4,713,056)	(515,559)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	(70,406,128)	(21,634,452)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(1,353,293)	(445,507)

		$(22,780,776)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$63,345,919	$63,345,919
Total Investment Securities	—	63,345,919	63,345,919
Other Financial Instruments*:
Swap Agreements	—	(22,780,776)	(22,780,776)
Total Other Financial Instruments	—	(22,780,776)	(22,780,776)
Total Investments	$—	$40,565,143	$40,565,143

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Financials

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 107.0%
$21,976,710	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $21,976,893(b)	$21,976,710
21,976,710	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $21,976,911(c)	21,976,710
41,172,336	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $41,172,679(d)	41,172,336
29,071,233	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $29,071,499(e)	29,071,233
65,930,130	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $65,931,540(f)	65,930,130
65,930,130	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $65,931,668(g)	65,930,130
46,513,972	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $46,514,360(h)	46,513,972
124,072,595	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $124,073,732(i)	124,072,595
87,906,840	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $87,908,720(j)	87,906,840
43,953,420	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $43,953,786(k)	43,953,420
127,464,917	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $127,466,085(l)	127,464,917
76,918,485	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $76,919,062(m)	76,918,485
45,392,229	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $45,392,607(n)	45,392,229
	Total Investment Securities (Cost $798,279,707)† — 107.0%	798,279,707
	Liabilities in excess of other assets — (7.0%)	(52,209,439)
	Net Assets — 100.0%	$746,070,268

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $211,845,340.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $22,416,249. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $22,416,244. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $41,996,044. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $29,652,832. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $67,248,867. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $67,249,109. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $47,444,381. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $126,554,267. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $89,665,121. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $44,832,633. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $130,014,360. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $78,456,953. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $46,300,242.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Financials had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$(177,901,555)	$(8,800,553)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(129,750,749)	(11,644,521)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(112,474,400)	(15,699,920)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(1,004,096,455)	(60,617,045)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(64,364,705)	(7,560,767)

		$(104,322,806)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$798,279,707	$798,279,707
Total Investment Securities	—	798,279,707	798,279,707
Other Financial Instruments*:
Swap Agreements	—	(104,322,806)	(104,322,806)
Total Other Financial Instruments	—	(104,322,806)	(104,322,806)
Total Investments	$—	$693,956,901	$693,956,901

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Health Care

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 107.0%
$128,584	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $128,585(b)	$128,584
128,584	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $128,585(c)	128,584
379,289	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $379,292(d)	379,289
267,811	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $267,813(e)	267,811
385,753	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $385,761(f)	385,753
385,753	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $385,762(g)	385,753
428,498	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $428,502(h)	428,498
921,375	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $921,383(i)	921,375
514,337	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $514,348(j)	514,337
257,168	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $257,170(k)	257,168
745,788	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $745,795(l)	745,788
450,045	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $450,048(m)	450,045
389,771	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $389,774(n)	389,771
	Total Investment Securities (Cost $5,382,756)† — 107.0%	5,382,756
	Liabilities in excess of other assets — (7.0%)	(352,355)
	Net Assets — 100.0%	$5,030,401

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $1,951,569.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $131,156. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $131,156. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $386,877. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $273,169. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $393,469. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $393,470. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $437,069. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $939,804. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $524,625. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $262,312. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $760,705. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $459,046. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $397,568.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Health Care had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Health CareSM Index	$(6,135,697)	$(153,490)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	(1,121,432)	(33,031)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	(978,082)	(90,434)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	(1,800,685)	(55,401)

		$(332,356)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$5,382,756	$5,382,756
Total Investment Securities	—	5,382,756	5,382,756
Other Financial Instruments*:
Swap Agreements	—	(332,356)	(332,356)
Total Other Financial Instruments	—	(332,356)	(332,356)
Total Investments	$—	$5,050,400	$5,050,400

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Industrials

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 157.0%
$522,680	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $522,684(b)	$522,680
522,680	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $522,685(c)	522,680
2,573,247	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $2,573,268(d)	2,573,247
1,816,935	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,816,952(e)	1,816,935
1,568,041	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $1,568,075(f)	1,568,041
1,568,041	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $1,568,078(g)	1,568,041
2,907,096	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $2,907,120(h)	2,907,096
5,201,912	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $5,201,960(i)	5,201,912
2,090,721	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $2,090,766(j)	2,090,721
1,045,361	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,045,370(k)	1,045,361
3,031,546	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $3,031,574(l)	3,031,546
1,829,381	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $1,829,395(m)	1,829,381
2,509,959	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $2,509,980(n)	2,509,959
	Total Investment Securities (Cost $27,187,600)† — 157.0%	27,187,600
	Liabilities in excess of other assets — (57.0%)	(9,871,944)
	Net Assets — 100.0%	$17,315,656

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $13,240,212, including $967,322 related to Lehman.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $533,134. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $533,134. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $2,624,728. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $1,853,285. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $1,599,405. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $1,599,411. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $2,965,246. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $5,305,959. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $2,132,539. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $1,066,272. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $3,092,180. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $1,865,971. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $2,560,167.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Industrials had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	$(4,076,698)	$(547,995)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	(3,243,678)	(292,903)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	(22,373,743)	(7,840,765)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	(4,981,570)	(191,625)

		$(8,873,288)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$27,187,600	$27,187,600
Total Investment Securities	—	27,187,600	27,187,600
Other Financial Instruments*:
Swap Agreements	—	(8,873,288)	(8,873,288)
Total Other Financial Instruments	—	(8,873,288)	(8,873,288)
Total Investments	$—	$18,314,312	$18,314,312

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Oil & Gas

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 135.5%
$5,454,227	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $5,454,272(b)	$5,454,227
5,454,227	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $5,454,277(c)	5,454,227
21,708,095	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $21,708,276(d)	21,708,095
15,327,794	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $15,327,935(e)	15,327,794
16,362,681	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $16,363,031(f)	16,362,681
16,362,681	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $16,363,063(g)	16,362,681
24,524,470	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $24,524,674(h)	24,524,470
47,018,269	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $47,018,700(i)	47,018,269
21,816,908	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $21,817,375(j)	21,816,908
10,908,454	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $10,908,545(k)	10,908,454
31,634,517	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $31,634,807(l)	31,634,517
19,089,795	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $19,089,938(m)	19,089,795
21,575,781	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $21,575,961(n)	21,575,781
	Total Investment Securities (Cost $257,237,899)† — 135.5%	257,237,899
	Liabilities in excess of other assets — (35.5%)	(67,324,982)
	Net Assets — 100.0%	$189,912,917

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $111,695,357, including $6,146,195 related to Lehman.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $5,563,313. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $5,563,312. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $22,142,394. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $15,634,442. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $16,689,968. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $16,690,028. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $25,015,028. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $47,958,718. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $22,253,282. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $11,126,659. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $32,267,243. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $19,471,615. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $22,007,377.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Oil & Gas had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$(27,506,926)	$(1,704,415)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(108,719,785)	(26,639,265)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(25,289,366)	(805,546)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(205,168,386)	(38,336,343)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(12,598,029)	(1,505,278)

		$(68,990,847)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$257,237,899	$257,237,899
Total Investment Securities	—	257,237,899	257,237,899
Other Financial Instruments*:
Swap Agreements	—	(68,990,847)	(68,990,847)
Total Other Financial Instruments	—	(68,990,847)	(68,990,847)
Total Investments	$—	$188,247,052	$188,247,052

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Real Estate

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 122.5%
$22,647,383	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $22,647,572(b)	$22,647,383
22,647,383	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $22,647,591(c)	22,647,383
44,693,277	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $44,693,649(d)	44,693,277
31,557,322	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $31,557,611(e)	31,557,322
67,942,150	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $67,943,603(f)	67,942,150
67,942,150	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $67,943,735(g)	67,942,150
50,491,715	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $50,492,136(h)	50,491,715
131,056,794	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $131,057,995(i)	131,056,794
90,589,534	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $90,591,472(j)	90,589,534
45,294,767	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $45,295,144(k)	45,294,767
131,354,824	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $131,356,028(l)	131,354,824
79,265,842	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $79,266,436(m)	79,265,842
48,809,467	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $48,809,874(n)	48,809,467
	Total Investment Securities (Cost $834,292,608)† — 122.5%	834,292,608
	Liabilities in excess of other assets — (22.5%)	(153,100,264)
	Net Assets — 100.0%	$681,192,344

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $229,961,749.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $23,100,336. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $23,100,331. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $45,587,426. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $32,188,658. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $69,301,132. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $69,301,381. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $51,501,690. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $133,678,162. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $92,401,474. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $46,200,812. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $133,982,070. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $80,851,260. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $49,785,837.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Real Estate had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$(67,843,322)	$(7,100,675)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	(69,739,255)	(9,401,426)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	(31,331,228)	(11,739,613)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	(1,119,094,842)	(134,594,647)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	(72,797,197)	(5,527,644)

		$(168,364,005)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$834,292,608	$834,292,608
Total Investment Securities	—	834,292,608	834,292,608
Other Financial Instruments*:
Swap Agreements	—	(168,364,005)	(168,364,005)
Total Other Financial Instruments	—	(168,364,005)	(168,364,005)
Total Investments	$—	$665,928,603	$665,928,603

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Semiconductors

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 149.4%
$828,050	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $828,057(b)	$828,050
828,050	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $828,058(c)	828,050
3,934,001	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $3,934,034(d)	3,934,001
2,777,745	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $2,777,770(e)	2,777,745
2,484,151	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $2,484,204(f)	2,484,151
2,484,151	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $2,484,209(g)	2,484,151
4,444,392	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $4,444,429(h)	4,444,392
8,039,642	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $8,039,716(i)	8,039,642
3,312,202	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $3,312,273(j)	3,312,202
1,656,101	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,656,115(k)	1,656,101
4,802,692	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $4,802,736(l)	4,802,692
2,898,176	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $2,898,198(m)	2,898,176
3,848,382	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $3,848,414(n)	3,848,382
	Total Investment Securities (Cost $42,337,735)† — 149.4%	42,337,735
	Liabilities in excess of other assets — (49.4%)	(13,995,903)
	Net Assets — 100.0%	$28,341,832

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $20,241,742.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $844,611. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $844,611. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $4,012,706. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $2,833,317. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $2,533,839. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $2,533,848. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $4,533,292. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $8,200,449. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $3,378,451. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $1,689,228. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $4,898,751. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $2,956,143. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $3,925,364.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Semiconductors had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. SemiconductorsSM Index	$(16,223,508)	$(5,716,203)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	(10,278,115)	(623,847)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	(21,261,125)	(6,583,446)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	(8,721,883)	(970,453)

		$(13,893,949)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$42,337,735	$42,337,735
Total Investment Securities	—	42,337,735	42,337,735
Other Financial Instruments*:
Swap Agreements	—	(13,893,949)	(13,893,949)
Total Other Financial Instruments	—	(13,893,949)	(13,893,949)
Total Investments	$—	$28,443,786	$28,443,786

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Technology

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 147.5%
$767,835	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $767,841(b)	$767,835
767,835	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $767,842(c)	767,835
3,206,894	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $3,206,921(d)	3,206,894
2,264,345	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $2,264,366(e)	2,264,345
2,303,504	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $2,303,553(f)	2,303,504
2,303,504	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $2,303,558(g)	2,303,504
3,622,952	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $3,622,982(h)	3,622,952
6,832,194	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $6,832,257(i)	6,832,194
3,071,338	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $3,071,404(j)	3,071,338
1,535,669	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,535,682(k)	1,535,669
4,453,440	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $4,453,481(l)	4,453,440
2,687,421	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $2,687,441(m)	2,687,421
3,172,777	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $3,172,803(n)	3,172,777
	Total Investment Securities (Cost $36,989,708)† — 147.5%	36,989,708
	Liabilities in excess of other assets — (47.5%)	(11,908,231)
	Net Assets — 100.0%	$25,081,477

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $16,500,537, including $1,165,510 related to Lehman.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $783,192. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $783,192. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $3,271,052. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $2,309,645. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $2,349,579. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $2,349,587. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $3,695,421. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $6,968,850. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $3,132,770. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $1,566,387. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $4,542,514. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $2,741,173. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $3,236,244.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Technology had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. TechnologySM Index	$(7,813,988)	$(328,029)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	(9,384,409)	(433,984)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	(29,425,843)	(9,614,779)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	(3,425,010)	(332,039)

		$(10,708,831)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$36,989,708	$36,989,708
Total Investment Securities	—	36,989,708	36,989,708
Other Financial Instruments*:
Swap Agreements	—	(10,708,831)	(10,708,831)
Total Other Financial Instruments	—	(10,708,831)	(10,708,831)
Total Investments	$—	$26,280,877	$26,280,877

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Telecommunications

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 109.5%
$77,811	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $77,812(b)	$77,811
77,811	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $77,812(c)	77,811
112,513	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $112,514 (d)	112,513
79,444	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $79,445 (e)	79,444
233,433	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $233,438 (f)	233,433
233,433	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $233,438 (g)	233,433
127,110	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $127,111 (h)	127,110
392,321	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $392,325 (i)	392,321
311,244	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $311,251 (j)	311,244
155,622	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $155,623(k)	155,622
451,304	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $451,308(l)	451,304
272,338	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $272,340(m)	272,338
130,868	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $130,869(n)	130,868
	Total Investment Securities (Cost $2,655,252)† — 109.5%	2,655,252
	Liabilities in excess of other assets — (9.5%)	(230,830)
	Net Assets — 100.0%	$2,424,422

(a)   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $578,916.

(b)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $79,367. The investment in the repurchase agreement was through participation in a pooled account.

(c)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $79,367. The investment in the repurchase agreement was through participation in a pooled account.

(d)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $114,764. The investment in the repurchase agreement was through participation in a pooled account.

(e)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $81,033. The investment in the repurchase agreement was through participation in a pooled account.

(f)    Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $238,102. The investment in the repurchase agreement was through participation in a pooled account.

(g)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $238,103. The investment in the repurchase agreement was through participation in a pooled account.

(h)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $129,653. The investment in the repurchase agreement was through participation in a pooled account.

(i)    Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $400,168. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)    Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $317,469. The investment in the repurchase agreement was through participation in a pooled account.

(k)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $158,735. The investment in the repurchase agreement was through participation in a pooled account.

(l)    Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $460,331. The investment in the repurchase agreement was through participation in a pooled account.

(m)  Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $277,785. The investment in the repurchase agreement was through participation in a pooled account.

(n)   Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $133,486.  The investment in the repurchase agreement was through participation in a pooled account.

†      Tax basis equals book cost.

Swap Agreements

UltraShort Telecommunications had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Select TelecommunicationsSM Index	$(447,804)	$(22,544)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(1,875,183)	(82,823)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(987,301)	(10,631)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(1,535,049)	(71,470)

		$(187,468)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$2,655,252	$2,655,252
Total Investment Securities	—	2,655,252	2,655,252
Other Financial Instruments*:
Swap Agreements	—	(187,468)	(187,468)
Total Other Financial Instruments	—	(187,468)	(187,468)
Total Investments	$—	$2,467,784	$2,467,784

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort Utilities

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 108.1%
$184,992	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $184,994(b)	$184,992
184,992	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $184,994(c)	184,992
466,230	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $466,234(d)	466,230
329,199	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $329,202(e)	329,199
554,976	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $554,988(f)	554,976
554,976	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $554,989(g)	554,976
526,718	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $526,722(h)	526,718
1,213,374	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,213,385(i)	1,213,374
739,969	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $739,985(j)	739,969
369,984	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $369,987(k)	369,984
1,072,954	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,072,964(l)	1,072,954
647,473	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $647,478(m)	647,473
489,470	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $489,474(n)	489,470
	Total Investment Securities (Cost $7,335,307)† — 108.1%	7,335,307
	Liabilities in excess of other assets — (8.1%)	(548,045)
	Net Assets — 100.0%	$6,787,262

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $2,398,910, including $383,816 related to Lehman.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $188,692. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $188,692. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $475,558. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $335,785. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $566,077. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $566,079. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $537,254. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $1,237,644. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $754,770. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $377,385. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $1,094,414. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $660,423. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $499,261.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Utilities had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. UtilitiesSM Index	$(849,354)	$(20,327)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	(2,861,920)	(73,825)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	(8,239,661)	19,961

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	(1,557,912)	(66,840)

		$(141,031)

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$7,335,307	$7,335,307
Total Investment Securities	—	7,335,307	7,335,307
Other Financial Instruments*:
Swap Agreements	—	(141,031)	(141,031)
Total Other Financial Instruments	—	(141,031)	(141,031)
Total Investments	$—	$7,194,276	$7,194,276

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Short MSCI EAFE

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 102.8%
$2,390,539	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $2,390,559(b)	$2,390,539
2,390,539	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $2,390,561(c)	2,390,539
2,136,512	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $2,136,530(d)	2,136,512
1,508,562	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,508,576(e)	1,508,562
7,171,616	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $7,171,769(f)	7,171,616
7,171,616	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $7,171,783(g)	7,171,616
2,413,699	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $2,413,719(h)	2,413,699
10,188,741	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $10,188,834(i)	10,188,741
9,562,155	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $9,562,360(j)	9,562,155
4,781,078	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $4,781,118(k)	4,781,078
13,865,125	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $13,865,252(l)	13,865,125
8,366,886	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $8,366,949(m)	8,366,886
2,835,983	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $2,836,007(n)	2,835,983
	Total Investment Securities (Cost $74,783,051)† — 102.8%	74,783,051
	Liabilities in excess of other assets — (2.8%)	(2,024,509)
	Net Assets — 100.0%	$72,758,542

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $10,993,062.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $2,438,350. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $2,438,350. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $2,179,256. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $1,538,742. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $7,315,063. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $7,315,089. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $2,461,980. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $10,392,534. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $9,753,414. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $4,876,715. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $14,142,443. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $8,534,234. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $2,892,713.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

Short MSCI EAFE had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$(14,844,895)	$(661,989)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	(43,484,416)	(1,680,380)

Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	(13,979,224)	397,341

		$(1,945,028)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$74,783,051	$74,783,051
Total Investment Securities	—	74,783,051	74,783,051
Other Financial Instruments*:
Swap Agreements	—	(1,945,028)	(1,945,028)
Total Other Financial Instruments	—	(1,945,028)	(1,945,028)
Total Investments	$—	$72,838,023	$72,838,023

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Short MSCI Emerging Markets

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 108.8%
$9,167,357	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $9,167,433(b)	$9,167,357
9,167,357	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $9,167,441(c)	9,167,357
12,487,140	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $12,487,244(d)	12,487,140
8,817,001	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $8,817,082(e)	8,817,001
27,502,071	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $27,502,659(f)	27,502,071
27,502,071	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $27,502,713(g)	27,502,071
14,107,202	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $14,107,320(h)	14,107,202
45,136,073	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $45,136,487(i)	45,136,073
36,669,428	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $36,670,212(j)	36,669,428
18,334,714	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $18,334,867(k)	18,334,714
53,170,670	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $53,171,157(l)	53,170,670
32,085,749	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $32,085,990(m)	32,085,749
14,728,669	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $14,728,792(n)	14,728,669
	Total Investment Securities (Cost $308,875,502)† — 108.8%	308,875,502
	Liabilities in excess of other assets — (8.8%)	(24,903,486)
	Net Assets — 100.0%	$283,972,016

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $64,250,479.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $9,350,706. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $9,350,704. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $12,736,962. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $8,993,394. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $28,052,169. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $28,052,270. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $14,389,385. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $46,038,874. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $37,402,877. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $18,701,469. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $54,234,144. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $32,727,505. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $15,023,297.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

Short MSCI Emerging Markets had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®	$(86,400,293)	$(5,003,119)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®	(95,632,735)	(6,049,877)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets Index®	(19,215,214)	(1,053,363)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®	(38,681,335)	(14,369,723)

Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®	(43,995,472)	(4,089,708)

		$(30,565,790)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$308,875,502	$308,875,502
Total Investment Securities	—	308,875,502	308,875,502
Other Financial Instruments*:
Swap Agreements	—	(30,565,790)	(30,565,790)
Total Other Financial Instruments	—	(30,565,790)	(30,565,790)
Total Investments	$—	$278,309,712	$278,309,712

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI EAFE

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 103.6%
$1,026,130	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,026,139(b)	$1,026,130
1,026,130	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,026,139(c)	1,026,130
2,145,698	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $2,145,716(d)	2,145,698
1,515,048	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,515,062(e)	1,515,048
3,078,391	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $3,078,457(f)	3,078,391
3,078,391	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $3,078,463(g)	3,078,391
2,424,077	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $2,424,097(h)	2,424,077
6,108,488	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $6,108,544(i)	6,108,488
4,104,522	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $4,104,610(j)	4,104,522
2,052,261	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $2,052,278(k)	2,052,261
5,951,557	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $5,951,612(l)	5,951,557
3,591,457	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $3,591,484(m)	3,591,457
2,319,808	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $2,319,827(n)	2,319,808
	Total Investment Securities (Cost $38,421,958)† — 103.6%	38,421,958
	Liabilities in excess of other assets — (3.6%)	(1,341,874)
	Net Assets — 100.0%	$37,080,084

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $11,040,328.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $1,046,653. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $1,046,653. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $2,188,626. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $1,545,358. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $3,139,965. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $3,139,976. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $2,472,565. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $6,230,669. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $4,186,619. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $2,093,313. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $6,070,595. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $3,663,291. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $2,366,213.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI EAFE had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$(23,470,884)	$(867,980)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	(21,847,616)	(911,992)

Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	(24,777,653)	657,735

Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index®	(3,496,058)	(144,534)

		$(1,266,771)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$38,421,958	$38,421,958
Total Investment Securities	—	38,421,958	38,421,958
Other Financial Instruments*:
Swap Agreements	—	(1,266,771)	(1,266,771)
Total Other Financial Instruments	—	(1,266,771)	(1,266,771)
Total Investments	$—	$37,155,187	$37,155,187

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 99.5%
$2,326,220	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $2,326,239(b)	$2,326,220
2,326,220	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $2,326,241(c)	2,326,220
32,303,384	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $32,303,653(d)	32,303,384
22,808,985	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $22,809,194(e)	22,808,985
6,978,661	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $6,978,810(f)	6,978,661
6,978,661	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $6,978,824(g)	6,978,661
36,494,376	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $36,494,680(h)	36,494,376
52,596,631	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $52,597,113(i)	52,596,631
9,304,882	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $9,305,081(j)	9,304,882
4,652,441	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $4,652,480(k)	4,652,441
13,492,079	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $13,492,203(l)	13,492,079
8,141,772	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $8,141,833(m)	8,141,772
29,881,020	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $29,881,269(n)	29,881,020
	Total Investment Securities (Cost $228,285,332)† — 99.5%	228,285,332
	Other assets less liabilities — 0.5%	1,088,494
	Net Assets — 100.0%	$229,373,826

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $166,211,636.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $2,372,745. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $2,372,744. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $32,949,656. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $23,265,301. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $7,118,248. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $7,118,274. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $37,224,366. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $53,648,657. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $9,490,995. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $4,745,505. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $13,761,936. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $8,304,618. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $30,478,751.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Emerging Markets had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®	$(122,132,084)	$(7,473,717)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®	(65,442,929)	(6,173,864)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets Index®	(48,984,976)	(2,685,317)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®	(189,124,416)	8,636,292

Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®	(32,928,596)	(3,059,764)

		$(10,756,370)

See accompanying notes to schedules of portfolio investments.

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$228,285,332	$228,285,332
Total Investment Securities	—	228,285,332	228,285,332
Other Financial Instruments*:
Swap Agreements	—	(10,756,370)	(10,756,370)
Total Other Financial Instruments	—	(10,756,370)	(10,756,370)
Total Investments	$—	$217,528,962	$217,528,962

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Europe

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 78.1%
$1,026,599	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,026,608(b)	$1,026,599
1,026,599	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,026,608(c)	1,026,599
2,994,301	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $2,994,326(d)	2,994,301
2,114,235	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $2,114,254(e)	2,114,235
3,079,797	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $3,079,863(f)	3,079,797
3,079,797	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $3,079,869(g)	3,079,797
3,382,777	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $3,382,805(h)	3,382,777
7,308,267	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $7,308,334(i)	7,308,267
4,106,395	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $4,106,483(j)	4,106,395
2,053,198	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $2,053,215(k)	2,053,198
5,954,273	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $5,954,328(l)	5,954,273
3,593,096	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $3,593,123(m)	3,593,096
3,081,467	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $3,081,493(n)	3,081,467
	Total Investment Securities (Cost $42,800,801)† — 78.1%	42,800,801
	Other assets less liabilities — 21.9%	12,022,609
	Net Assets — 100.0%	$54,823,410

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $15,406,671.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $1,047,131. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $1,047,131. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $3,054,206. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $2,156,532. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $3,141,399. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $3,141,411. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $3,450,442. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $7,454,445. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $4,188,530. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $2,094,269. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $6,073,365. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $3,664,963. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $3,143,108.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Europe had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Europe Index®	$(44,016,955)	$(378,565)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Europe Index®	(23,293,956)	(156,530)

Equity Index Swap Agreement with UBS AG, based on the MSCI Europe Index®	(42,221,605)	(810,246)

		$(1,345,341)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$42,800,801	$42,800,801
Total Investment Securities	—	42,800,801	42,800,801
Other Financial Instruments*:
Swap Agreements	—	(1,345,341)	(1,345,341)
Total Other Financial Instruments	—	(1,345,341)	(1,345,341)
Total Investments	$—	$41,455,460	$41,455,460

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Pacific ex-Japan

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 117.7%
$215,357	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $215,359(b)	$215,357
215,357	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $215,359(c)	215,357
902,925	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $902,933(d)	902,925
637,543	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $637,549(e)	637,543
646,070	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $646,084(f)	646,070
646,070	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $646,085(g)	646,070
1,020,069	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,020,078(h)	1,020,069
1,921,156	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,921,174(i)	1,921,156
861,426	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $861,444(j)	861,426
430,713	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $430,717(k)	430,713
1,249,068	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,249,079(l)	1,249,068
753,748	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $753,754(m)	753,748
892,998	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $893,005(n)	892,998
	Total Investment Securities (Cost $10,392,500)† — 117.7%	10,392,500
	Liabilities in excess of other assets — (17.7%)	(1,565,889)
	Net Assets — 100.0%	$8,826,611

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $4,645,849.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $219,664. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $219,664. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $920,989. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $650,298. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $658,993. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $658,995. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $1,040,473. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $1,959,583. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $878,656. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $439,329. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $1,274,051. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $768,824. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $910,861.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Pacific ex-Japan had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Pacific ex-Japan Index®	$(2,908,589)	$(816,464)

Equity Index Swap Agreement with UBS AG, based on the MSCI Pacific ex-Japan Index®	(14,677,910)	(723,683)

		$(1,540,147)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$10,392,500	$10,392,500
Total Investment Securities	—	10,392,500	10,392,500
Other Financial Instruments*:
Swap Agreements	—	(1,540,147)	(1,540,147)
Total Other Financial Instruments	—	(1,540,147)	(1,540,147)
Total Investments	$—	$8,852,353	$8,852,353

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Brazil

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 88.9%
$506,196	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $506,200 (b)	$506,196
506,196	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $506,201(c)	506,196
1,683,416	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,683,430 (d)	1,683,416
1,188,637	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,188,648 (e)	1,188,637
1,518,589	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $1,518,621 (f)	1,518,589
1,518,589	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $1,518,624 (g)	1,518,589
1,901,819	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,901,835 (h)	1,901,819
3,895,863	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $3,895,899 (i)	3,895,863
2,024,785	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $2,024,828 (j)	2,024,785
1,012,392	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,012,400 (k)	1,012,392
2,935,938	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $2,935,965 (l)	2,935,938
1,771,687	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $1,771,700(m)	1,771,687
1,705,145	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,705,159(n)	1,705,145
	Total Investment Securities (Cost $22,169,252)† — 88.9%	22,169,252
	Other assets less liabilities — 11.1%	2,767,328
	Net Assets — 100.0%	$24,936,580

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $8,661,732.

(b)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $516,320. The investment in the repurchase agreement was through participation in a pooled account.

(c)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $516,320. The investment in the repurchase agreement was through participation in a pooled account.

(d)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $1,717,095. The investment in the repurchase agreement was through participation in a pooled account.

(e)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $1,212,417. The investment in the repurchase agreement was through participation in a pooled account.

(f)           Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $1,548,964. The investment in the repurchase agreement was through participation in a pooled account.

(g)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $1,548,969. The investment in the repurchase agreement was through participation in a pooled account.

(h)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $1,939,861. The investment in the repurchase agreement was through participation in a pooled account.

(i)            Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $3,973,787. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)            Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $2,065,284. The investment in the repurchase agreement was through participation in a pooled account.

(k)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $1,032,643. The investment in the repurchase agreement was through participation in a pooled account.

(l)            Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $2,994,660. The investment in the repurchase agreement was through participation in a pooled account.

(m)      Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $1,807,123. The investment in the repurchase agreement was through participation in a pooled account.

(n)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $1,739,254.  The investment in the repurchase agreement was through participation in a pooled account.

†                 Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Brazil had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Brazil Index®	$(5,025,052)	$(95,464)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Brazil Index®	(44,623,516)	(2,494,491)

		$(2,589,955)

††           In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$22,169,252	$22,169,252
Total Investment Securities	—	22,169,252	22,169,252
Other Financial Instruments*:
Swap Agreements	—	(2,589,955)	(2,589,955)
Total Other Financial Instruments	—	(2,589,955)	(2,589,955)
Total Investments	$—	$19,579,297	$19,579,297

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE/Xinhua China 25

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 113.0%
$12,016,736	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $12,016,836 (b)	$12,016,736
12,016,736	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $12,016,846 (c)	12,016,736
37,734,892	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $37,735,206 (d)	37,734,892
26,644,100	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $26,644,344 (e)	26,644,100
36,050,209	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $36,050,980 (f)	36,050,209
36,050,209	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $36,051,050 (g)	36,050,209
42,630,560	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $42,630,915 (h)	42,630,560
89,338,409	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $89,339,228 (i)	89,338,409
48,066,945	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $48,067,973 (j)	48,066,945
24,033,473	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $24,033,673 (k)	24,033,473
69,697,071	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $69,697,710 (l)	69,697,071
42,058,577	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $42,058,892(m)	42,058,577
38,479,511	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $38,479,832(n)	38,479,511
	Total Investment Securities (Cost $514,817,428)† — 113.0%	514,817,428
	Liabilities in excess of other assets — (13.0%)	(59,205,427)
	Net Assets — 100.0%	$455,612,001

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $194,158,550.

(b)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $12,257,073. The investment in the repurchase agreement was through participation in a pooled account.

(c)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $12,257,071. The investment in the repurchase agreement was through participation in a pooled account.

(d)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $38,489,829. The investment in the repurchase agreement was through participation in a pooled account.

(e)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $27,177,142. The investment in the repurchase agreement was through participation in a pooled account.

(f)           Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $36,771,287. The investment in the repurchase agreement was through participation in a pooled account.

(g)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $36,771,419. The investment in the repurchase agreement was through participation in a pooled account.

(h)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $43,483,290. The investment in the repurchase agreement was through participation in a pooled account.

(i)            Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $91,125,335. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)            Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $49,028,363. The investment in the repurchase agreement was through participation in a pooled account.

(k)         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $24,514,222. The investment in the repurchase agreement was through participation in a pooled account.

(l)            Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $71,091,092. The investment in the repurchase agreement was through participation in a pooled account.

(m)      Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $42,899,802. The investment in the repurchase agreement was through participation in a pooled account.

(n)        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $39,249,244.  The investment in the repurchase agreement was through participation in a pooled account.

†                 Tax basis equals book cost.

Swap Agreements††

UltraShort FTSE/Xinhua China 25 had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the FTSE/Xinhua China 25 Index®	$(239,239,045)	$(19,816,619)

Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE/Xinhua China 25 Index®	(270,551,647)	(20,739,803)

Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE/Xinhua China 25 Index®	(126,330,466)	(7,823,982)

Equity Index Swap Agreement with Societe Generale, based on the FTSE/Xinhua China 25 Index®	(174,054,111)	(51,447,905)

Equity Index Swap Agreement with UBS AG, based on the FTSE/Xinhua China 25 Index®	(99,401,585)	3,455,864

		$(96,372,445)

††           In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$514,817,428	$514,817,428
Total Investment Securities	—	514,817,428	514,817,428
Other Financial Instruments*:
Swap Agreements	—	(96,372,445)	(96,372,445)
Total Other Financial Instruments	—	(96,372,445)	(96,372,445)
Total Investments	$—	$418,444,983	$418,444,983

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Japan

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 115.7%
$578,200	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $578,205(b)	$578,200
578,200	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $578,205(c)	578,200
1,698,982	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,698,996(d)	1,698,982
1,199,628	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $1,199,639(e)	1,199,628
1,734,601	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $1,734,638(f)	1,734,601
1,734,601	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $1,734,641(g)	1,734,601
1,919,405	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,919,421(h)	1,919,405
4,133,857	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $4,133,895(i)	4,133,857
2,312,801	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $2,312,850(j)	2,312,801
1,156,401	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,156,411(k)	1,156,401
3,353,562	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $3,353,593(l)	3,353,562
2,023,701	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $2,023,716(m)	2,023,701
1,746,790	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $1,746,805(n)	1,746,790
	Total Investment Securities (Cost $24,170,729)† — 115.7%	24,170,729
	Liabilities in excess of other assets — (15.7%)	(3,281,949)
	Net Assets — 100.0%	$20,888,780

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $8,741,832.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $589,764. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $589,764. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $1,732,972. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $1,223,628. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $1,769,297. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $1,769,303. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $1,957,798. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $4,216,541. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $2,359,061. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $1,179,533. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $3,420,637. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $2,064,178. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $1,781,732.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Japan had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Japan Index®	$(11,887,797)	$(242,423)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Japan Index®	(13,565,269)	(346,111)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Japan Index®	(12,266,708)	(2,565,396)

Equity Index Swap Agreement with UBS AG, based on the MSCI Japan Index®	(4,069,316)	(75,239)

		$(3,229,169)

††            In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$24,170,729	$24,170,729
Total Investment Securities	—	24,170,729	24,170,729
Other Financial Instruments*:
Swap Agreements	—	(3,229,169)	(3,229,169)
Total Other Financial Instruments	—	(3,229,169)	(3,229,169)
Total Investments	$—	$20,941,560	$20,941,560

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Mexico Investable Market

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 113.9%
$108,840	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $108,841(b)	$108,840
108,840	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $108,841(c)	108,840
297,777	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $297,779(d)	297,777
210,256	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $210,258(e)	210,256
326,521	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $326,528(f)	326,521
326,521	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $326,529(g)	326,521
336,410	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $336,413(h)	336,410
747,033	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $747,040(i)	747,033
435,361	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $435,370(j)	435,361
217,680	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $217,682(k)	217,680
631,273	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $631,279(l)	631,273
380,941	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $380,944(m)	380,941
309,039	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $309,042(n)	309,039
	Total Investment Securities (Cost $4,436,492)† — 113.9%	4,436,492
	Liabilities in excess of other assets — (13.9%)	(542,742)
	Net Assets — 100.0%	$3,893,750

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $1,532,162.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $111,017. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $111,017. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $303,734. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $214,462. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $333,052. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $333,053. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $343,139. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $761,975. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $444,069. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $222,034. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $643,899. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $388,560. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $315,221.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Mexico Investable Market had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Mexico Investable Market Index®	$(5,068,843)	$(294,113)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Mexico Investable Market Index®	(2,641,441)	(224,825)

		$(518,938)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$4,436,492	$4,436,492
Total Investment Securities	—	4,436,492	4,436,492
Other Financial Instruments*:
Swap Agreements	—	(518,938)	(518,938)
Total Other Financial Instruments	—	(518,938)	(518,938)
Total Investments	$—	$3,917,554	$3,917,554

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Short 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 95.0%
$12,064,119	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $12,064,220(b)	$12,064,119
12,064,119	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $12,064,230(c)	12,064,119
7,714,648	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $7,714,712(d)	7,714,648
5,447,210	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $5,447,260(e)	5,447,210
36,192,356	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $36,193,130(f)	36,192,356
36,192,356	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $36,193,200(g)	36,192,356
8,715,535	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $8,715,608(h)	8,715,535
47,086,775	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $47,087,207(i)	47,086,775
48,256,475	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $48,257,507(j)	48,256,475
24,128,237	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $24,128,438(k)	24,128,237
69,971,888	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $69,972,529(l)	69,971,888
42,224,415	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $42,224,732(m)	42,224,415
11,559,540	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $11,559,636(n)	11,559,540
	Total Investment Securities (Cost $361,617,673)† — 95.0%	361,617,673
	Other assets less liabilities — 5.0%	19,037,464
	Net Assets — 100.0%	$380,655,137

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $26,262,170.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $12,305,404. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $12,305,401. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $7,868,990. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $5,556,187. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $36,916,277. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $36,916,410. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $8,889,870. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $48,028,594. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $49,221,684. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $24,610,881. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $71,371,405. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $43,068,957. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $11,790,774.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of February 28, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	64	06/21/10	$7,532,000	$(57,619)

Cash collateral in the amount of $105,340 was pledged to cover margin requirements for open futures contracts as of February 28, 2010.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short 20+ Year Treasury had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Credit Suisse International, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	$(108,629,102)	$1,086,472

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(156,342,221)	(492,066)

Bond Index Swap Agreement with Deutche Bank AG, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(110,898,330)	(1,025,966)

		$(431,560)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$361,617,673	$361,617,673
Total Investment Securities	—	361,617,673	361,617,673
Other Financial Instruments*:
Futures Contracts	(57,619)	—	(57,619)
Swap Agreements	—	(431,560)	(431,560)
Total Other Financial Instruments	(57,619)	(431,560)	(489,179)
Total Investments	$(57,619)	$361,186,113	$361,128,494

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort 7-10 Year Treasury

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 103.6%
$11,802,390	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $11,802,488(b)	$11,802,390
11,802,390	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $11,802,498(c)	11,802,390
15,807,313	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $15,807,445(d)	15,807,313
11,161,331	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $11,161,433(e)	11,161,331
35,407,169	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $35,407,926(f)	35,407,169
35,407,169	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $35,407,995(g)	35,407,169
17,858,129	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $17,858,278(h)	17,858,129
57,729,831	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $57,730,360(i)	57,729,831
47,209,558	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $47,210,568(j)	47,209,558
23,604,779	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $23,604,976(k)	23,604,779
68,453,859	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $68,454,486(l)	68,453,859
41,308,363	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $41,308,673(m)	41,308,363
18,720,764	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $18,720,920(n)	18,720,764
	Total Investment Securities (Cost $396,273,045)† — 103.6%	396,273,045
	Liabilities in excess of other assets — (3.6%)	(13,739,269)
	Net Assets — 100.0%	$382,533,776

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $81,333,873.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $12,038,440. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $12,038,438. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $16,123,559. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $11,384,625. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $36,115,385. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $36,115,515. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $18,215,342. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $58,884,530. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $48,153,827. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $24,076,952. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $69,823,014. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $42,134,583. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $19,095,249.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of February 28, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Note Futures Contracts	92	06/21/10	$10,808,563	$(60,501)

Cash collateral in the amount of $300,092 was pledged to cover margin requirements for open futures contracts as of February 28, 2010.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort 7-10 Year Treasury had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	$(25,375,631)	$(408,122)

Bond Index Swap Agreement with Credit Suisse International, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	(401,202,128)	(17,440,258)

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	(138,126,269)	(573,805)

Bond Index Swap Agreement with Deutche Bank AG, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	(22,698,075)	(301,166)

Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	(36,954,793)	(136,679)

Bond Index Swap Agreement with UBS AG, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	(132,396,370)	(5,284,520)

		$(24,144,550)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$396,273,045	$396,273,045
Total Investment Securities	—	396,273,045	396,273,045
Other Financial Instruments*:
Futures Contracts	(60,501)	—	(60,501)
Swap Agreements	—	(24,144,550)	(24,144,550)
Total Other Financial Instruments	(60,501)	(24,144,550)	(24,205,051)
Total Investments	$(60,501)	$372,128,495	$372,067,994

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

UltraShort 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) - 81.5%
$100,738,955	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $100,739,794(b)	$100,738,955
100,738,955	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $100,739,878(c)	100,738,955
163,756,423	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $163,757,788(d)	163,756,423
115,626,208	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $115,627,268(e)	115,626,208
302,216,866	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $302,223,330(f)	302,216,866
302,216,866	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $302,223,918(g)	302,216,866
185,001,932	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $185,003,474(h)	185,001,932
533,469,281	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $533,474,171(i)	533,469,281
402,955,822	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $402,964,441(j)	402,955,822
201,477,911	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $201,479,590(k)	201,477,911
584,285,941	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $584,291,297(l)	584,285,941
352,586,344	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $352,588,988(m)	352,586,344
185,663,884	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $185,665,431(n)	185,663,884
	Total Investment Securities (Cost $3,530,735,388)† — 81.5%	3,530,735,388
	Other assets less liabilities — 18.5%	802,793,008
	Net Assets — 100.0%	$4,333,528,396

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $842,581,167.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $102,753,756. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $102,753,735. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $167,032,589. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $117,939,425. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $308,261,820. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $308,262,931. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $188,702,488. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $544,139,611. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $411,015,601. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $205,508,134. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $595,972,325. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $359,638,522. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $189,377,849.  The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of February 28, 2010:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	983	06/21/10	$115,686,813	$(934,347)

Cash collateral in the amount of $2,753,436 was pledged to cover margin requirements for open futures contracts as of February 28, 2010.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort 20+ Year Treasury had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	$(25,441,761)	$(474,252)

Bond Index Swap Agreement with Credit Suisse International, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(3,996,030,595)	192,973,669

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(695,842,711)	1,057,329

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(1,094,451,417)	(7,739,714)

Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(1,445,343,639)	(2,980,727)

Bond Index Swap Agreement with UBS AG, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(1,343,600,493)	58,094,974

		$240,931,279

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$3,530,735,388	$3,530,735,388
Total Investment Securities	—	3,530,735,388	3,530,735,388
Other Financial Instruments*:
Futures Contracts	(934,347)	—	(934,347)
Swap Agreements	—	240,931,279	240,931,279
Total Other Financial Instruments	(934,347)	240,931,279	239,996,932
Total Investments	$(934,347)	$3,771,666,667	$3,770,732,320

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

Credit Suisse 130/30

Schedule of Portfolio Investments

February 28, 2010 (Unaudited)

Shares		Value
	Common Stocks (a) - 98.1%
	Consumer Discretionary - 12.4%

1,120	Amazon.com, Inc.*	$132,608
633	Apollo Group, Inc., Class A*	37,904
2,886	AutoNation, Inc.*	51,227
2,329	Big Lots, Inc.*	78,022
5,165	CBS Corp., Class B	67,093
2,360	Coach, Inc.	85,998
9,331	Comcast Corp., Class A	153,402
1,439	D.R. Horton, Inc.	17,786
1,210	DeVry, Inc.	76,412
11,556	Eastman Kodak Co.*	68,643
1,861	Family Dollar Stores, Inc.	61,394
11,556	Ford Motor Co.*	135,668
3,722	GameStop Corp., Class A*	64,018
5,055	Gannett Co., Inc.	76,583
1,983	Genuine Parts Co.	80,034
4,680	Goodyear Tire & Rubber Co. (The)*	60,793
3,776	H&R Block, Inc.	65,249
632	Home Depot, Inc.	19,718
4,893	Interpublic Group of Cos., Inc.*	36,698
3,518	Johnson Controls, Inc.	109,410
588	Kohl’s Corp.*	31,646
3,531	Leggett & Platt, Inc.	66,913
2,208	Lennar Corp., Class A	36,233
831	McDonald’s Corp.	53,059
5,163	Newell Rubbermaid, Inc.	70,991
4,482	News Corp., Class A	59,924
9,938	Office Depot, Inc.*	71,752
891	Polo Ralph Lauren Corp.	71,218
382	priceline.com, Inc.*	86,622
1,651	Ross Stores, Inc.	80,750
91	Sears Holdings Corp.*	8,706
3,976	Staples, Inc.	102,422
957	Starbucks Corp.*	21,925
2,664	Target Corp.	137,249
2,453	TJX Cos., Inc.	102,118
2,773	Viacom, Inc., Class B*	82,220
2,709	Walt Disney Co. (The)	84,629
174	Washington Post Co. (The), Class B	73,134
947	Whirlpool Corp.	79,700
67	Wynn Resorts Ltd.	4,259
		2,804,130
	Consumer Staples - 11.4%

6,460	Altria Group, Inc.	129,975
318	Archer-Daniels-Midland Co.	9,336
1,001	Avon Products, Inc.	30,470
1,493	Brown-Forman Corp., Class B	78,173
2,183	Campbell Soup Co.	72,759
2,916	Coca-Cola Co. (The)	153,732
4,024	Coca-Cola Enterprises, Inc.	102,813
634	Colgate-Palmolive Co.	52,584
3,602	ConAgra Foods, Inc.	88,105
4,190	CVS Caremark Corp.	141,413
4,969	Dean Foods Co.*	72,498
2,857	Dr. Pepper Snapple Group, Inc.	90,710
2,061	Hershey Co. (The)	81,945
1,784	Hormel Foods Corp.	73,340
1,317	J.M. Smucker Co. (The)	78,599
1,841	Kimberly-Clark Corp.	111,822
771	Kraft Foods, Inc., Class A	21,920
1,053	McCormick & Co., Inc. (Non-Voting)	39,077
2,220	PepsiCo, Inc.	138,683
1,755	Philip Morris International, Inc.	85,960
4,216	Procter & Gamble Co. (The)	266,788
1,572	Reynolds American, Inc.	83,002
2,312	Safeway, Inc.	57,615
6,286	Sara Lee Corp.	85,238
4,806	SUPERVALU, Inc.	73,388
4,640	Tyson Foods, Inc., Class A	79,066
549	Walgreen Co.	19,347
2,891	Wal-Mart Stores, Inc.	156,316
2,498	Whole Foods Market, Inc.*	88,654
		2,563,328
	Energy - 8.1%

156	Baker Hughes, Inc.	7,476
2,549	Chevron Corp.	184,293
1,184	ConocoPhillips	56,832
1,294	CONSOL Energy, Inc.	65,166
885	Diamond Offshore Drilling, Inc.	77,278
7,598	Exxon Mobil Corp.	493,870
1,297	FMC Technologies, Inc.*	72,852
3,517	Marathon Oil Corp.	101,817
929	Murphy Oil Corp.	48,215
1,919	National Oilwell Varco, Inc.	83,419
526	Occidental Petroleum Corp.	42,001
208	Peabody Energy Corp.	9,562
2,929	Rowan Cos., Inc.*	76,213
984	Schlumberger Ltd.	60,122
2,465	Smith International, Inc.	101,040
2,066	Southwestern Energy Co.*	87,908
5,869	Tesoro Corp.	69,958
3,846	Williams Cos., Inc. (The)	82,843
2,435	XTO Energy, Inc.	111,280
		1,832,145
	Financials - 16.1%

1,977	Aflac, Inc.	97,763
3,173	Allstate Corp. (The)	99,156
510	American Express Co.	19,477
2,720	American International Group, Inc.*	67,374
2,184	Ameriprise Financial, Inc.	87,426
674	Assurant, Inc.	20,570
20,362	Bank of America Corp.	339,231
2,638	Capital One Financial Corp.	99,585
5,661	CB Richard Ellis Group, Inc., Class A*	74,725
2,850	Cincinnati Financial Corp.	76,665
5,600	Discover Financial Services	76,440
2,722	Federated Investors, Inc., Class B	68,077
714	Fifth Third Bancorp	8,718
5,026	First Horizon National Corp.*	64,333
5,436	Genworth Financial, Inc., Class A*	86,650
1,327	Goldman Sachs Group, Inc. (The)	207,476
3,558	Hartford Financial Services Group, Inc.	86,708
1,746	Health Care REIT, Inc. (REIT)	73,961
5,871	Hudson City Bancorp, Inc.	79,376
8,444	JPMorgan Chase & Co.	354,395
2,837	Legg Mason, Inc.	73,336
2,514	Loews Corp.	91,660
3,915	Marsh & McLennan Cos., Inc.	90,906
2,788	Moody’s Corp.	74,217
898	Morgan Stanley	25,306
3,918	NASDAQ OMX Group, Inc. (The)*	72,992
1,181	NYSE Euronext	31,155
2,117	Plum Creek Timber Co., Inc. (REIT)	75,640
2,198	PNC Financial Services Group, Inc.	118,165
2,755	Principal Financial Group, Inc.	63,944
5,153	Progressive Corp. (The)	88,374
2,052	Prudential Financial, Inc.	107,545
1,103	Public Storage (REIT)	90,656
6,108	U.S. Bancorp	150,318
2,357	Unum Group	49,049

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
11,473	Wells Fargo & Co.	$313,672
704	Zions Bancorp.	13,052
		3,618,093
	Health Care - 10.1%

1,482	Abbott Laboratories	80,443
2,901	AmerisourceBergen Corp.	81,344
629	Amgen, Inc.*	35,608
28	Baxter International, Inc.	1,594
1,279	Bristol-Myers Squibb Co.	31,348
978	C.R. Bard, Inc.	81,937
2,611	Cardinal Health, Inc.	88,696
3,187	Coventry Health Care, Inc.*	73,875
1,824	Eli Lilly & Co.	62,636
960	Express Scripts, Inc.*	92,170
2,571	Forest Laboratories, Inc.*	76,821
916	Genzyme Corp.*	52,395
2,974	Gilead Sciences, Inc.*	141,592
1,597	Hospira, Inc.*	83,571
1,713	Humana, Inc.*	81,076
267	Intuitive Surgical, Inc.*	92,686
4,009	Johnson & Johnson	252,567
1,679	Life Technologies Corp.*	85,226
1,585	McKesson Corp.	93,753
1,850	Medco Health Solutions, Inc.*	116,994
1,304	Medtronic, Inc.	56,593
3,509	Merck & Co., Inc.	129,412
10,437	Pfizer, Inc.	183,169
182	Stryker Corp.	9,664
9,473	Tenet Healthcare Corp.*	49,923
471	Thermo Fisher Scientific, Inc.*	22,971
1,416	UnitedHealth Group, Inc.	47,946
1,930	Watson Pharmaceuticals, Inc.*	76,795
		2,282,805
	Industrials - 10.0%

390	3M Co.	31,258
2,315	Boeing Co. (The)	146,215
1,406	C.H. Robinson Worldwide, Inc.	74,982
117	CSX Corp.	5,553
1,679	Dover Corp.	75,992
1,298	Eaton Corp.	88,420
1,683	Fastenal Co.	74,675
667	First Solar, Inc.*	70,635
69	Flowserve Corp.	6,906
1,639	General Dynamics Corp.	118,909
14,392	General Electric Co.	231,136
2,786	Iron Mountain, Inc.*	72,102
1,666	ITT Corp.	85,349
1,490	Jacobs Engineering Group, Inc.*	57,812
957	L-3 Communications Holdings, Inc.	87,489
1,421	Lockheed Martin Corp.	110,497
5,455	Masco Corp.	72,933
1,646	Northrop Grumman Corp.	100,834
1,900	Raytheon Co.	106,856
3,079	Republic Services, Inc.	86,643
2,042	Ryder System, Inc.	72,062
1,697	Snap-On, Inc.	71,647
1,431	Stericycle, Inc.*	78,963
962	Textron, Inc.	19,163
156	Union Pacific Corp.	10,510
2,901	United Parcel Service, Inc., Class B	170,405
637	United Technologies Corp.	43,730
766	W.W. Grainger, Inc.	77,864
		2,249,540
	Information Technology - 18.4%

9,373	Advanced Micro Devices, Inc.*	74,140
1,612	Akamai Technologies, Inc.*	42,396
176	Altera Corp.	4,300
1,829	Amphenol Corp., Class A	76,178
1,878	Apple, Inc.*	384,276
2,750	Broadcom Corp., Class A	86,130
3,558	CA, Inc.	80,055
7,168	Cisco Systems, Inc.*	174,397
1,881	Cognizant Technology Solutions Corp., Class A*	90,533
1,476	Computer Sciences Corp.*	76,442
6,099	Dell, Inc.*	80,690
1,530	eBay, Inc.*	35,221
743	Fidelity National Information Services, Inc.	16,747
2,702	FLIR Systems, Inc.*	72,441
540	Google, Inc., Class A*	284,472
1,700	Harris Corp.	76,874
5,125	Hewlett-Packard Co.	260,299
7,284	Intel Corp.	149,540
1,872	International Business Machines Corp.	238,043
2,748	Intuit, Inc.*	88,925
4,800	Jabil Circuit, Inc.	72,816
246	KLA-Tencor Corp.	7,166
12,400	LSI Corp.*	66,836
451	Mastercard, Inc., Class A	101,191
1,329	McAfee, Inc.*	52,748
8,135	Micron Technology, Inc.*	73,703
12,437	Microsoft Corp.	356,444
12,117	Motorola, Inc.*	81,911
559	NetApp, Inc.*	16,776
9,667	Oracle Corp.	238,292
4,228	QUALCOMM, Inc.	155,125
1,003	Red Hat, Inc.*	28,134
1,185	Salesforce.com, Inc.*	80,521
2,861	SanDisk Corp.*	83,341
651	Teradata Corp.*	19,849
7,109	Teradyne, Inc.*	71,019
167	Texas Instruments, Inc.	4,071
4,633	Total System Services, Inc.	65,974
2,029	Western Digital Corp.*	78,380
173	Western Union Co. (The)	2,730
9,397	Xerox Corp.	88,050
		4,137,176
	Materials - 2.8%

6,529	Alcoa, Inc.	86,836
1,242	Ball Corp.	67,118
511	Dow Chemical Co. (The)	14,466
1,272	Eastman Chemical Co.	75,748
1,603	Freeport-McMoRan Copper & Gold, Inc.	120,482
3,728	International Paper Co.	86,378
1,949	MeadWestvaco Corp.	44,710
88	Monsanto Co.	6,217
2,241	Newmont Mining Corp.	110,436
966	Owens-Illinois, Inc.*	28,632
		641,023
	Telecommunication Services - 2.7%

2,158	American Tower Corp., Class A*	92,060
12,943	AT&T, Inc.	321,116
9,265	Frontier Communications Corp.	72,174
4,218	Verizon Communications, Inc.	122,027
		607,377

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Utilities - 6.1%

2,203	AES Corp. (The)*	$25,753
3,077	Allegheny Energy, Inc.	69,694
3,107	Ameren Corp.	76,774
4,848	CMS Energy Corp.	74,029
2,347	Constellation Energy Group, Inc.	82,309
2,820	Dominion Resources, Inc.	107,132
1,214	DTE Energy Co.	52,712
2,532	Edison International	82,619
2,549	Exelon Corp.	110,372
2,171	FirstEnergy Corp.	83,909
2,000	FPL Group, Inc.	92,740
1,726	Integrys Energy Group, Inc.	76,082
1,743	Nicor, Inc.	72,596
4,958	NiSource, Inc.	74,469
2,932	Northeast Utilities	75,059
4,369	Pepco Holdings, Inc.	73,487
2,864	PPL Corp.	81,567
4,770	TECO Energy, Inc.	73,124
		1,384,427
	Total Common Stocks (Cost $21,062,782)	22,120,044

Principal Amount
	Repurchase Agreements (a) - 2.0%
$14,919	Bank of America Corp., 0.10%, dated 02/26/10, due 03/01/10, total to be received $14,919(b)	14,919
14,919	Bank of America Corp., 0.11%, dated 02/26/10, due 03/01/10, total to be received $14,919(c)	14,919
8,793	Credit Suisse (USA) LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $8,793(d)	8,793
6,209	Credit Suisse (USA) LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $6,209(e)	6,209
44,756	Credit Suisse (USA) LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $44,757(f)	44,756
44,756	Credit Suisse (USA) LLC, 0.12%, dated 02/23/10, due 03/02/10, total to be received $44,757(g)	44,756
9,934	ING Financial Markets LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $9,934(h)	9,934
57,173	ING Financial Markets LLC, 0.11%, dated 02/26/10, due 03/01/10, total to be received $57,174(i)	57,173
59,674	ING Financial Markets LLC, 0.11%, dated 02/23/10, due 03/02/10, total to be received $59,675(j)	59,674
29,837	JPMorgan Chase & Co., 0.10%, dated 02/26/10, due 03/01/10, total to be received $29,837(k)	29,837
86,528	JPMorgan Chase & Co., 0.11%, dated 02/26/10, due 03/01/10, total to be received $86,529(l)	86,528
52,215	UBS Warburg LLC, 0.09%, dated 02/26/10, due 03/01/10, total to be received $52,215(m)	52,215
13,623	UBS Warburg LLC, 0.10%, dated 02/26/10, due 03/01/10, total to be received $13,623(n)	13,623
	Total Repurchase Agreements (Cost $443,336)	443,336
	Total Investment Securities (Cost $21,506,118) — 100.1%	22,563,380
	Liabilities in excess of other assets — (0.1%)	(21,313)
	Net Assets — 100.0%	$22,542,067

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 02/28/10, the aggregate amount held in a segregated account was $3,106,112.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.63%, due 02/15/25; U.S. Treasury Notes, 1.00% to 4.63%, due 08/31/11 to 01/15/18, which had a total value of $15,217. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 3.00% to 7.02%, due 04/15/11 to 11/15/51, which had a total value of $15,217. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 2.88% to 7.00%, due 01/20/18 to 01/15/50; U.S. Treasury Bonds, 8.75%, due 08/15/20; U.S. Treasury Notes, 0.88% to 1.88%, due 02/28/11 to 02/28/14, which had a total value of $8,969. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 1.50% to 6.25%, due 04/30/10 to 07/15/32; Federal National Mortgage Association, 1.75% to 6.00%, due 03/23/11 to 05/15/11, which had a total value of $6,333. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.25% to 8.75%, due 05/15/20 to 11/15/28; U.S. Treasury Notes, 0.88% to 3.88%, due 05/31/11 to 05/15/18, which had a total value of $45,651. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 7.50%, due 09/15/11 to 02/20/40, which had a total value of $45,651. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 04/22/10 to 08/26/10, which had a total value of $10,133. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 6.38%, due 08/10/12 to 11/27/37; Federal Home Loan Mortgage Corp., 1.13% to 7.00%, due 03/15/10 to 04/16/37; Federal National Mortgage Association, 0.88% to 6.63%, due 04/09/10 to 07/15/37, which had a total value of $58,317. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 2.13% to 6.75%, due 03/23/12 to 03/15/31; Federal National Mortgage Association, 5.00% to 5.75%, due 01/18/23 to 04/23/29; U.S. Treasury Bonds, 0% to 9.13%, due 05/15/10 to 08/15/39; U.S. Treasury Notes, 1.38% to 4.88%, due 09/30/12 to 02/15/20, which had a total value of $60,868. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 2.25%, due 01/31/15 to 01/15/20, which had a total value of $30,434. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0% to 1.88%, due 01/25/12 to 09/22/14; Federal Home Loan Bank, 0%, due 03/01/10 to 05/14/10; Federal Home Loan Mortgage Corp., 0% to 5.88%, due 03/21/11 to 11/29/19; U.S. Treasury Notes, 0.88% to 5.13%, due 01/31/11 to 07/15/19, which had a total value of $88,259. The investment in the repurchase agreement was through participation in a pooled account.

(m)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 03/11/10 to 01/13/11; U.S. Treasury Notes, 1.38%, due 02/15/13, which had a value of $53,259. The investment in the repurchase agreement was through participation in a pooled account.

(n)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 03/01/10 to 04/22/13; Federal Home Loan Mortgage Corp., 0%, due 03/24/10 to 03/15/26; Federal National Mortgage Association, 0% to 5.75%, due 03/03/10 to 11/15/30, which had a total value of $13,896.  The investment in the repurchase agreement was through participation in a pooled account.

REIT        Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of February 28, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,388,659
Aggregate gross unrealized depreciation	(404,326)
Net unrealized appreciation	$984,333
Federal income tax cost of investments	$21,579,047

Swap Agreements

Credit Suisse 130/30 had the following open swap agreements as of February 28, 2010:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	$(6,815,712)	$(389,596)

Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	7,239,536	347,114

		$(42,482)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at February 28, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$22,120,044	$—	$22,120,044
Repurchase Agreements	—	443,336	443,336
Total Investment Securities	22,120,044	443,336	22,563,380
Other Financial Instruments*:
Swap Agreements	—	(42,482)	(42,482)
Total Other Financial Instruments	—	(42,482)	(42,482)
Total Investments	$22,120,044	$400,854	$22,520,898

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to schedules of portfolio investments.

ProShares Trust Notes to Schedules of Portfolio Investments

February 28, 2010 (Unaudited)

1. Organization

ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of unlimited shares at no par value and is comprised of 88 operational Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is a “non-diversified” series of the Trust pursuant to 1940 Act.

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShare Advisors LLC (the “Advisor”) of 1,428 shares of ProShares Short S&P500 at an aggregate price of $100,000.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates. In June 2009, the Financial Accounting Standards Board (“FASB”) announced that effective for financial statements issued for interim and annual periods ending after September 15, 2009, the FASB Accounting Standards CodificationTM (“ASC” or the “Codification”) would become the sole source of authoritative generally accepted accounting principles. Accordingly, these Notes to Schedules of Portfolio Investments no longer contain references to pre-Codification accounting standards.

Investment Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ Stock Market, are valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”).

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments, except that fixed income securities maturing in sixty days or less may be valued at amortized cost, which approximates value.

Derivatives (e.g., futures and swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a Fund is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

ProShares Trust Notes to Schedules of Portfolio Investments (continued)

February 28, 2010 (Unaudited)

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Fair value measurements also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.

A summary of the valuations as of February 28, 2010, based upon the three levels defined above, is included in each Fund’s Schedule of Portfolio Investments.

American Depositary Receipts (“ADRs”)

Certain Funds may invest in ADRs. For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or OTC, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, the Funds can avoid currency risks during the settlement period for either purchases or sales.

Repurchase Agreements

Under a repurchase agreement, the Fund purchases a security — typically a debt security — and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions whose condition is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The Funds invest in repurchase agreements jointly; therefore, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

Real Estate Investment Trusts (“REITs”)

The Funds may own shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Accounting for Derivatives Instruments

In seeking to achieve each Fund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate the inverse, multiple, or multiple inverse performance of its benchmark, as appropriate, based upon each Fund’s investment objective.

ProShares Trust Notes to Schedules of Portfolio Investments (continued)

February 28, 2010 (Unaudited)

All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the Advisor, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period. Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

The Funds may purchase or sell index futures contracts as a substitute for a comparable market position in the underlying securities. An index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific index futures contract and the price at which the agreement is made. The underlying stocks or bonds in the index are not physically delivered.

Upon entering into a contract, each Fund is required to deposit and maintain as collateral, at least such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated as cash balances with brokers for futures contracts, as disclosed semiannually in the Statement of Assets and Liabilities, and is restricted as to its use. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Each Fund will realize a gain or loss upon closing of a futures transaction.

Futures contracts in which the Funds invest involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount of variation margin. The face or contract amounts reflect the extent of the total exposure each Fund has in the particular classes of instruments. Additional risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Swap Agreements

Swap agreements are two-party contracts entered into primarily with institutional investors for periods ranging from one day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rate of return) earned or realized on particular predetermined investments or instruments.

The Funds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to create an economic hedge against a position. Index swap agreements entered into by the Funds calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, each Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). When investing in index swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index, or to a component of the underlying index. In a “long” swap agreement, the counterparty will generally agree to pay each Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. Each Fund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to each Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by each Fund on the notional amount. Swap agreements do not involve the delivery of securities or other underlying instruments.

Pursuant to valuation procedures approved by the Board, the net amount of the excess, if any, of each Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account

ProShares Trust Notes to Schedules of Portfolio Investments (continued)

February 28, 2010 (Unaudited)

by the Funds’ custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the underlying instruments less the interest payable by each Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

Some Funds may also enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements in which the Funds invest involve, to varying degrees, elements of market risk (equity price risk for all Funds except for ProShares Short 20+ Year Treasury, Ultra and UltraShort 7-10 Year Treasury and Ultra and UltraShort 20+ Year Treasury Funds, which are primarily subject to interest rate risk) and exposure to loss in excess of the unrealized gain/loss reflected.

The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement, which may exceed the net asset value of each Fund. Additional risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. Each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with large, well-capitalized and well established financial institutions. The creditworthiness of each of the firms which is a counterparty to a swap agreement is monitored by the Advisor. The Advisor may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at February 28, 2010 contractually terminate within twenty-one months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to pay or receive the “unrealized appreciation or depreciation” amount.

The Funds collateralize swap agreements with certain securities and cash equivalents as indicated on their Schedule of Portfolio Investments, and such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral.

The Funds remain subject to credit risk with respect to the amounts they expect to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Funds may obtain only limited recovery or may obtain no recovery in such circumstances.

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Expense Allocations with Affiliated Entities

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.

ProShares Trust Notes to Schedules of Portfolio Investments (continued)

February 28, 2010 (Unaudited)

4. Risk

Refer to the Prospectus and the Statement of Additional Information for additional description of the risks associated with the Funds, including graphs which illustrate the impact of leverage and index volatility on Fund performance.

Concentration Risk

The Funds will typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

Correlation and Compounding Risk

A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such securities or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder a Fund’s ability to meet its daily investment objective on that day. By the close of the markets each trading day, each Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with its investment objective.

Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple or a multiple of the inverse of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a Fund to be either greater than or less than the index performance (or the inverse of the index performance) times the stated multiple in the Fund’s objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index may cause a decrease in the performance relative to the index performance times the stated fund multiple. Investors should monitor their holdings consistent with their strategies, as frequently as daily.

Counterparty Risk

A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Funds structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit rating, at the time of the transaction, is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

At February 28, 2010, the Ultra QQQ, Ultra Dow30, Ultra Russell3000, Ultra MidCap400, Ultra SmallCap600, UltraPro MidCap400, UltraPro Russell2000, Ultra Russell1000 Value, Ultra Russell1000 Growth, Ultra Russell MidCap Value, Ultra Russell MidCap Growth, Ultra Russell2000 Value, Ultra Russell2000 Growth, Ultra Consumer Goods, Ultra Consumer Services, Ultra Financials, Ultra Health Care, Ultra Semiconductors, Ultra Technology, Ultra Telecommunications, Ultra Utilities, Ultra MSCI EAFE and Ultra MSCI Japan Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund’s net assets.

ProShares Trust Notes to Schedules of Portfolio Investments (continued)

February 28, 2010 (Unaudited)

Leverage Risk

The Funds use investment techniques that may be considered aggressive, including the use of futures contracts and swap agreements. The Funds’ investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested. Such instruments, particularly when used to create leverage, may expose the Funds to potentially dramatic changes (losses or gains) in the value of the instruments.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Such a situation may prevent a Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

5. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

Item 2. Controls and Procedures.

(a)   The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Louis Mayberg
Louis Mayberg
President
April 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Louis Mayberg
Louis Mayberg
President
April 26, 2010

By:	/s/ Charles Todd
Charles Todd
Treasurer
April 26, 2010